UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End:  December 31

Date of Reporting Period:  January 1, 2010 – June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

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VADV6413BRC 06/10

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2010

- **JNL® Series Trust**
- **JNL Variable Fund LLC**

This report is for the general information of qualified and non-qualified plan participants, as well as contract/policy owners of the Perspective℠, Perspective II®, Perspective Advisors℠, Perspective Advisors II℠, Perspective℠ L Series, Perspective Rewards®, Curiangard℠, Perspective Advantage℠, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson Advisor℠ VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York) and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

JACKSON®

JACKSON®
LONG-TERM SMART®

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JACKSON
PO BOX 24068
LANSING MI 48909-9979

President’s Letter to Shareholders
Dear Fellow Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2010.

The year began on a positive note, with investors driving both the Dow Jones Industrial Average (“Dow”) and the S&P 500® Index (“S&P”) up 1.5% on the first day of trading in 2010. Market momentum continued through most of January until concerns surfaced from the systemic crisis of Dubai and Greece. Regardless of these issues, the market regained its footing and strengthened by the end of the first quarter.  During the second quarter, however, growing fears over the European debt crisis along with signs of a slowing economic recovery triggered a significant increase in market volatility. After rallying to a high in late April, the stock market fell into a correction. The Dow and S&P both fell by double-digit percentage s during the second quarter, and ended the first half down 6.3% and 7.7%, respectively, from the beginning of the year. World markets fared even worse during the first half of 2010, with the MSCI World Index of 24 developed countries falling 9.8%.

Though the pace of recovery slowed, the nation’s economy continued to recover during the first quarter of the year. According to information released in the second quarter of 2010, gross domestic product increased at an annual growth rate of 2.7%, compared to 5.6% during the fourth quarter of 2009.2

The economy produced positive job growth in each of the first five months of the year, but lost 125,000 jobs in June as the assignments of temporary census workers ended.1 Despite the reduction in jobs, the unemployment rate decreased to 9.5% in June from 9.7% in May, as more workers became discouraged and dropped out of the labor market.1 In June the number of long-term unemployed, defined as individuals out of work for 27 weeks or longer, remained at its highest peak since the government began collecting such data shortly after the Great Depression.1

During the first half of the year, the U.S. housing market continued to struggle. Although home sales were temporarily boosted by the homebuyer tax credit, once it expired, sales of new homes fell to an all-time low in May. The government reported that factory orders also fell 1.4% in May for the first time in nine months. This was the largest drop since March 2009, when major stock indexes hit a 12-year low.

Consumer spending increased each month throughout the first quarter, but remained unchanged in April from the previous month and grew by only 0.2% in May.2 In June, the Conference Board’s Consumer Confidence Index plunged 10 points, its second-largest decline within the past year, indicating that consumers remain concerned with the state of the job market and economy.

In the face of economic hardships, a portfolio with broad diversification can help mitigate the impact of this market volatility. Jackson National Life Insurance Company® (“Jackson®”) provides one of the broadest selections of investments in the industry with 98 options, including access to alternative investments, disciplined strategies and asset allocation portfolios. In May 2010, Jackson added six portfolios that provide investment opportunities with American Funds Insurance Series®, offering even more choices to help you and your financial representative build a diverse portfolio th at matches your risk tolerance, and assist you in achieving your long-term financial goals.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud
President and Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC

1 U.S. Department of Labor Bureau of Labor Statistics
2 U.S Commerce Department

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands except contracts and ounces)
June 30, 2010

	Contracts/Ounces Shares/Par (q)	Value
JNL/American Funds® Blue Chip Income and Growth Fund
INVESTMENT FUNDS - 100.0%
American Funds Insurance Series - Blue Chip Income	3,427	$26,563
and Growth Fund Class 1

Total Investment Funds (cost $28,214)		26,563

Total Investments - 100.0% (cost $28,214)		26,563
Other Assets and Liabilities, Net - 0.0%		(9)
Total Net Assets - 100%		$26,554

JNL/American Funds Global Bond Fund
INVESTMENT FUNDS - 100.0%
American Funds Insurance Series - Global
Bond Fund Class 1	1,821	$20,834

Total Investment Funds (cost $20,842)		20,834

Total Investments - 100.0% (cost $20,842)		20,834
Other Assets and Liabilities, Net - 0.0%		(4)
Total Net Assets - 100%		$20,830

JNL/American Funds Global Small Capitalization Fund
INVESTMENT FUNDS - 100.0%
American Funds Insurance Series - Global
Small Capitalization Fund Class 1	732	$12,431

Total Investment Funds (cost $12,932)		12,431

Total Investments - 100.0% (cost $12,932)		12,431
Other Assets and Liabilities, Net - 0.0%		(3)
Total Net Assets - 100%		$12,428

JNL/American Funds Growth-Income Fund
INVESTMENT FUNDS - 100.0%
American Funds Insurance Series - Growth-Income
Fund Class 1	982	$27,959

Total Investment Funds (cost $29,780)		27,959

Total Investments - 100.0% (cost $29,780)		27,959
Other Assets and Liabilities, Net - 0.0%		(9)
Total Net Assets - 100%		$27,950

JNL/American Funds International Fund
INVESTMENT FUNDS - 100.0%
American Funds Insurance Series - International Fund Class 1
	1,519	$22,462

Total Investment Funds (cost $23,300)		22,462

Total Investments - 100.0% (cost $23,300)		22,462
Other Assets and Liabilities, Net - 0.0%		(7)
Total Net Assets - 100%		$22,455

JNL/American Funds New World Fund
INVESTMENT FUNDS - 100.0%
American Funds Insurance Series - New World Fund Class 1	890	$16,827

Total Investment Funds (cost $17,228)		16,827

Total Investments - 100.0% (cost $17,228)		16,827
Other Assets and Liabilities, Net - 0.0%		(4)
Total Net Assets - 100%		$16,823

JNL Institutional Alt 20 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (2.7%) (a)	1,547	$10,955
JNL/Credit Suisse Commodity
Securities Fund (2.3%) (a)	1,684	13,947
JNL/Goldman Sachs Emerging Markets
Debt Fund (1.6%) (a)	618	7,623
JNL/Lazard Emerging Markets Fund (0.9%) (a)	779	7,497
JNL/Mellon Capital Management Bond
Index Fund (11.2%) (a)	10,261	122,825
JNL/Mellon Capital Management Global
Alpha Fund (5.8%) (a)	753	7,529
JNL/Mellon Capital Management International
Index Fund (5.4%) (a)	3,934	40,128
JNL/Mellon Capital Management Nasdaq
25 Fund (10.2%) (a)	1,555	14,151
JNL/Mellon Capital Management
S&P 24 Fund (20.4%) (a)	5,345	42,121
JNL/Mellon Capital Management S&P SMid
60 Fund (10.3%) (a)	2,869	24,901
JNL/Mellon Capital Management Small Cap
Index Fund (2.8%) (a)	1,459	14,327
JNL/Mellon Capital Management Value Line
30 Fund (5.4%) (a)	3,213	30,652
JNL/PIMCO Real Return Fund (0.5%) (a)	640	7,790
JNL/PPM America High Yield Bond Fund (1.2%) (a)	1,234	7,898
JNL/Red Rocks Listed Private Equity Fund (3.1%) (a)	1,404	10,600

Total Investment Funds (cost $371,087)		362,944

Total Investments - 100.0% (cost $371,087)		362,944
Other Assets and Liabilities, Net - 0.0%		(60)
Total Net Assets - 100%		$362,884

JNL Institutional Alt 35 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (6.6%) (a)	3,799	$26,895
JNL/Credit Suisse Commodity
Securities Fund (6.6%) (a)	4,956	41,037
JNL/Goldman Sachs Emerging Markets
Debt Fund (3.5%) (a)	1,360	16,787
JNL/Ivy Asset Strategy Fund (1.9%) (a)	1,083	10,481
JNL/Lazard Emerging Markets Fund (2.0%) (a)	1,725	16,599
JNL/Mellon Capital Management Bond
Index Fund (11.8%) (a)	10,807	129,359
JNL/Mellon Capital Management Global
Alpha Fund (12.8%) (a)	1,660	16,596
JNL/Mellon Capital Management International
Index Fund (7.2%) (a)	5,301	54,067
JNL/Mellon Capital Management Nasdaq
25 Fund (11.2%) (a)	1,714	15,595
JNL/Mellon Capital Management S&P
24 Fund (27.4%) (a)	7,188	56,642
JNL/Mellon Capital Management S&P SMid
60 Fund (13.1%) (a)	3,636	31,557
JNL/Mellon Capital Management Small Cap
Index Fund (3.0%) (a)	1,606	15,770
JNL/Mellon Capital Management Value Line
30 Fund (7.1%) (a)	4,188	39,954
JNL/PPM America High Yield Bond Fund (3.6%) (a)	3,638	23,282
JNL/Red Rocks Listed Private Equity Fund (10.6%) (a)	4,841	36,547

Total Investment Funds (cost $543,555)		531,168

Total Investments - 100.0% (cost $543,555)		531,168
Other Assets and Liabilities, Net - 0.0%		(87)
Total Net Assets - 100%		$531,081

JNL Institutional Alt 50 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (14.1%) (a)	8,107	$57,395
JNL/Credit Suisse Commodity
Securities Fund (6.9%) (a)	5,146	42,610
JNL/Goldman Sachs Emerging Markets
Debt Fund (5.5%) (a)	2,157	26,616
JNL/Ivy Asset Strategy Fund (4.5%) (a)	2,571	24,886
JNL/Lazard Emerging Markets Fund (3.2%) (a)	2,724	26,203
JNL/Mellon Capital Management Bond
Index Fund (11.0%) (a)	10,077	120,616
JNL/Mellon Capital Management Global
Alpha Fund (30.4%) (a)	3,944	39,444
JNL/Mellon Capital Management International
Index Fund (7.0%) (a)	5,146	52,491
JNL/Mellon Capital Management Nasdaq
25 Fund (8.9%) (a)	1,357	12,352
JNL/Mellon Capital Management
S&P 24 Fund (23.7%) (a)	6,215	48,973
JNL/Mellon Capital Management S&P SMid
60 Fund (12.9%) (a)	3,583	31,097
JNL/Mellon Capital Management Small Cap
Index Fund (2.4%) (a)	1,273	12,498
JNL/Mellon Capital Management Value Line
30 Fund (6.3%) (a)	3,735	35,631
JNL/PPM America High Yield Bond Fund (4.3%) (a)	4,317	27,630
JNL/Red Rocks Listed Private Equity Fund (21.5%) (a)	9,814	74,097

Total Investment Funds (cost $648,285)		632,539

Total Investments - 100.0% (cost $648,285)		632,539
Other Assets and Liabilities, Net - 0.0%		(100)
Total Net Assets - 100%		$632,439

JNL Institutional Alt 65 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (10.5%) (a)	6,068	$42,959
JNL/Credit Suisse Commodity
Securities Fund (4.8%) (a)	3,589	29,713
JNL/Goldman Sachs Emerging Markets
Debt Fund (4.3%) (a)	1,659	20,471
JNL/Ivy Asset Strategy Fund (4.1%) (a)	2,360	22,843
JNL/Lazard Emerging Markets Fund (2.5%) (a)	2,087	20,081
JNL/Mellon Capital Management Bond
Index Fund (3.4%) (a)	3,106	37,175
JNL/Mellon Capital Management Global
Alpha Fund (31.2%) (a)	4,040	40,396
JNL/Mellon Capital Management International
Index Fund (3.3%) (a)	2,435	24,834
JNL/Mellon Capital Management Nasdaq
25 Fund (5.5%) (a)	834	7,594
JNL/Mellon Capital Management S&P
24 Fund (12.7%) (a)	3,336	26,289
JNL/Mellon Capital Management S&P SMid
60 Fund (6.3%) (a)	1,753	15,218
JNL/Mellon Capital Management Small Cap
Index Fund (1.5%) (a)	783	7,692
JNL/Mellon Capital Management Value Line
30 Fund (2.6%) (a)	1,527	14,567
JNL/PPM America High Yield Bond Fund (2.0%) (a)	1,993	12,756
JNL/Red Rocks Listed Private
Equity Fund (18.6%) (a)	8,487	64,074

Total Investment Funds (cost $401,632)		386,662

Total Investments - 100.0% (cost $401,632)		386,662
Other Assets and Liabilities, Net - 0.0%		(65)
Total Net Assets - 100%		$386,597

JNL/AIM International Growth Fund
COMMON STOCKS - 94.1%
CONSUMER DISCRETIONARY - 16.0%
Adidas AG	101	$4,907
Bayerische Motoren Werke AG	143	6,938
Compass Group Plc	928	7,061
Denso Corp.	128	3,535
Esprit Holdings Ltd.	508	2,731
Eutelsat Communications Group SA	85	2,856
Grupo Televisa SA - ADR	210	3,661
Hyundai Mobis	46	7,732
Informa Plc	716	3,785
Kingfisher Plc	687	2,152
Li & Fung Ltd.	660	2,953
Next Plc	122	3,647
Puma AG Rudolf Dassler Sport	18	4,863
Reed Elsevier Plc	504	3,738
Toyota Motor Corp.	117	4,010
WPP Plc	395	3,717
		68,286
CONSUMER STAPLES - 14.5%
Anheuser-Busch InBev NV	171	8,203
British American Tobacco Plc	171	5,430
Danone SA	77	4,117
Fomento Economico Mexicano SAB de CV - ADR	9	377
Imperial Tobacco Group Plc	309	8,645
Koninklijke Ahold NV	389	4,808
Nestle SA	185	8,911
Reckitt Benckiser Group Plc	170	7,918
Tesco Plc	1,057	5,965
Unilever NV	157	4,276
Woolworths Ltd. (e)	128	2,899
		61,549
ENERGY - 8.6%
BG Group Plc	331	4,921
Canadian Natural Resources Ltd.	110	3,642
Cenovus Energy Inc.	139	3,574
EnCana Corp. (e)	104	3,142
Gazprom OAO - ADR	221	4,227
Petroleo Brasileiro SA - ADR	137	4,097
Petroleum Geo-Services ASA (c)	208	1,734
Suncor Energy Inc.	128	3,768
Talisman Energy Inc.	198	2,998
Total SA	104	4,663
		36,766

FINANCIALS - 9.8%
Akbank T.A.S.	786	3,765
AXA SA (e)	165	2,522
Banco Bradesco SA - ADR (e)	272	4,310
BNP Paribas	88	4,729
Fairfax Financial Holdings Ltd.	10	3,623
Industrial & Commercial Bank of China	7,750	5,633
Julius Baer Group Ltd.	94	2,691
K-Green Trust (c)	195	146
QBE Insurance Group Ltd. (e)	213	3,230
UniCredit SpA	1,690	3,739
United Overseas Bank Ltd. (e)	522	7,262
		41,650
HEALTH CARE - 14.5%
Bayer AG	108	5,995
Cochlear Ltd. (e)	95	5,944
CSL Ltd. (e)	140	3,823
Fresenius Medical Care AG & Co. KGaA	79	4,253
Novartis AG	89	4,316
Novo-Nordisk A/S - Class B	82	6,645
Roche Holding AG	72	9,940
Shire Plc	398	8,156
Smith & Nephew Plc	216	2,040
Teva Pharmaceutical Industries Ltd. - ADR	203	10,564
		61,676
INDUSTRIALS - 8.9%
Bharat Heavy Electricals Ltd.	50	2,636
Bombardier Inc. - Class B	657	2,986
Canadian National Railway Co.	51	2,925
Capita Group Plc	213	2,351
Fanuc Ltd.	44	4,923
Finmeccanica SpA	328	3,404
Hutchison Whampoa Ltd.	806	4,960
Keppel Corp. Ltd.	988	5,965
Komatsu Ltd.	155	2,795
TNT NV	188	4,736
		37,681
INFORMATION TECHNOLOGY - 9.3%
HON HAI Precision Industry Co. Ltd. (c)	1,017	3,565
Hoya Corp.	171	3,647
Infosys Technologies Ltd. - ADR (e)	98	5,879
Keyence Corp.	18	4,273
MediaTek Inc.	203	2,833
NHN Corp. (c)	21	3,178
Nidec Corp.	85	7,124
SAP AG (e)	71	3,152
Taiwan Semiconductor Manufacturing Co. Ltd.	2,983	5,576
		39,227
MATERIALS - 3.2%
BHP Billiton Ltd.	226	7,022
Syngenta AG	29	6,639
		13,661
TELECOMMUNICATION SERVICES - 6.6%
America Movil SAB de CV - ADR	173	8,218
Koninklijke KPN NV	328	4,183
Philippine Long Distance Telephone Co.	97	4,956
Telefonica SA	113	2,086
VimpelCom Ltd. - ADR (c)	162	2,618
Vodafone Group Plc	2,963	6,106
		28,167
UTILITIES - 2.7%
Centrica Plc	1,359	5,997
International Power Plc	1,237	5,525
		11,522

Total Common Stocks (cost $425,407)		400,185

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$1,173	50

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,173)		50

SHORT TERM INVESTMENTS - 11.2%
Mutual Funds - 5.6%
JNL Money Market Fund, 0.06% (a) (h)	23,869	23,869

Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	18,743	18,743
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	5,204	5,204
		23,947

Total Short Term Investments (cost $47,816)		47,816

Total Investments - 105.3% (cost $474,396)		448,051
Other Assets and Liabilities, Net - (5.3%)		(22,410)
Total Net Assets - 100%		$425,641

JNL/AIM Large Cap Growth Fund
COMMON STOCKS - 91.1%
CONSUMER DISCRETIONARY - 15.6%
Apollo Group Inc. - Class A (c)	122	$5,201
Coach Inc.	207	7,548
DirecTV - Class A (c)	378	12,825
Dollar Tree Inc. (c)	250	10,409
Ford Motor Co. (c) (e)	1,295	13,049
Gap Inc.	389	7,578
Kohl’s Corp. (c)	142	6,748
Limited Brands Inc.	553	12,207
Ross Stores Inc.	243	12,938
Starbucks Corp.	322	7,825
Time Warner Cable Inc.	137	7,154
		103,482
CONSUMER STAPLES - 5.6%
Cia de Bebidas das Americas - ADR (e)	150	15,116
Colgate-Palmolive Co.	90	7,125
Estee Lauder Cos. Inc.	160	8,889
Walgreen Co.	208	5,556
		36,686
ENERGY - 3.5%
National Oilwell Varco Inc.	204	6,748
Occidental Petroleum Corp.	209	16,155
		22,903
FINANCIALS - 1.9%
Goldman Sachs Group Inc.	98	12,843

HEALTH CARE - 21.6%
Abbott Laboratories	116	5,442
AmerisourceBergen Corp.	466	14,807
Amgen Inc. (c)	384	20,212
Cardinal Health Inc.	432	14,520
Express Scripts Inc. (c)	225	10,590
Gilead Sciences Inc. (c)	167	5,719
Hospira Inc. (c)	140	8,017
Johnson & Johnson	155	9,163
McKesson Corp.	194	13,039
Medco Health Solutions Inc. (c)	326	17,939
Quest Diagnostics Inc.	115	5,716
UnitedHealth Group Inc.	338	9,587
WellPoint Inc. (c)	173	8,444
		143,195
INDUSTRIALS - 8.1%
ABB Ltd. (c)	502	8,746
Cooper Industries Plc	182	8,002
Goodrich Corp.	143	9,453
Ingersoll-Rand Plc	291	10,037
Union Pacific Corp.	132	9,151
United Technologies Corp.	131	8,486
		53,875
INFORMATION TECHNOLOGY - 33.0%
Accenture Plc	426	16,454
Apple Inc. (c)	246	61,810
Check Point Software Technologies Ltd. (c)	229	6,753
Cisco Systems Inc. (c)	601	12,814
Cognizant Technology Solutions Corp. (c)	153	7,639
EMC Corp. (c)	980	17,934
Google Inc. - Class A (c)	25	10,968
Hewlett-Packard Co.	524	22,658
International Business Machines Corp.	156	19,291
MasterCard Inc.	37	7,461
Microsoft Corp.	695	15,980
Oracle Corp.	437	9,379
Xilinx Inc.	354	8,936
		218,077
MATERIALS - 1.8%
Syngenta AG	52	11,898

Total Common Stocks (cost $582,415)		602,959

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$510	22

Total Non-U.S. Government Agency Asset-Backed Securities (cost $510)		22

SHORT TERM INVESTMENTS - 10.9%
Mutual Funds - 8.9%
JNL Money Market Fund, 0.06% (a) (h)	58,719	58,719

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	11,237	11,237
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	1,852	1,852
		13,089

Total Short Term Investments (cost $71,808)		71,808

Total Investments - 102.0% (cost $654,733)		674,789
Other Assets and Liabilities, Net - (2.0%)		(13,140)
Total Net Assets - 100%		$661,649

JNL/AIM Global Real Estate Fund
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 0.6%
Marriott International Inc. - Class A	96	$2,883

FINANCIALS - 97.8%
Diversified - REITS - 22.5%
Ascendas Real Estate Investment Trust	1,593	2,057
BGP Holdings Plc (c) (f) (u)	5,552	-
British Land Co. Plc	414	2,673
Canadian Real Estate Investment Trust	179	4,682
CapitaCommercial Trust	2,488	2,155
Cominar Real Estate Investment Trust	122	2,122
Corio NV	81	3,949
Derwent London Plc	94	1,741
Dexus Property Group	3,597	2,308
Digital Realty Trust Inc. (e)	147	8,503
Eurocommercial Properties NV	53	1,681
Gecina SA	19	1,696
Goodman Group (e)	9,211	4,872
Hammerson Plc	724	3,693
Kenedix Realty Investment Corp.	1	1,442
Klepierre	133	3,665
Land Securities Group Plc	616	5,094
Liberty Property Trust	196	5,651
Mercialys SA	63	1,799
Morguard Real Estate Investment Trust	122	1,509
Segro Plc	409	1,542
Shaftesbury Plc	335	1,793
Stockland	1,840	5,712
Suntec Real Estate Investment Trust	1,680	1,572
Unibail-Rodamco SE	67	10,976
Vornado Realty Trust	115	8,375
Washington Real Estate Investment Trust	10	278
		91,540
Industrial - REITS - 2.7%
AMB Property Corp.	115	2,729
DCT Industrial Trust Inc.	369	1,668
Hansteen Holdings Plc	1,264	1,257
ProLogis	409	4,146
ProLogis European Properties (c)	211	1,066
		10,866
Office - REITS - 8.0%
Alexandria Real Estate Equities Inc.	81	5,127
Boston Properties Inc.	101	7,236
Corporate Office Properties Trust	22	812
Highwoods Properties Inc.	47	1,309
ING Office Fund (e)	6,449	3,113
Japan Prime Realty Investment Corp.	1	1,826
Japan Real Estate Investment Corp.	-	3,372
Kilroy Realty Corp. (e)	110	3,284
Piedmont Office Realty Trust Inc. (e)	124	2,322
SL Green Realty Corp.	36	1,990
Societe Immobiliere de Location pour l’Industrie
et le Commerce	22	2,188
		32,579
Residential - REITS - 7.1%
AvalonBay Communities Inc. (e)	61	5,681
Boardwalk Real Estate Investment Trust	15	561
Camden Property Trust	162	6,625
Equity Residential	214	8,900
Essex Property Trust Inc. (e)	63	6,116
Mid-America Apartment Communities Inc.	16	832
Post Properties Inc.	9	214
		28,929
Retail - REITS - 16.3%
Acadia Realty Trust	103	1,738
CapitaMall Trust	2,555	3,332
CFS Retail Property Trust (e)	2,693	4,257
Federal Realty Investment Trust (e)	14	975
Japan Retail Fund Investment Corp.	2	1,851
Link Real Estate Investment Trust	967	2,399
Macerich Co.	130	4,839
Primaris Retail Real Estate Investment Trust	183	2,993
Regency Centers Corp.	172	5,919
Simon Property Group Inc. (e)	216	17,460
Tanger Factory Outlet Centers Inc.	46	1,902
Taubman Centers Inc.	1	56
Weingarten Realty Investors	90	1,711
Westfield Group	1,656	16,832
		66,264
Specialized - REITS - 10.6%
Big Yellow Group Plc	380	1,667
DiamondRock Hospitality Co. (c)	176	1,448
HCP Inc.	89	2,868
Health Care REIT Inc. (e)	158	6,641
Host Hotels & Resorts Inc.	538	7,246
LaSalle Hotel Properties	59	1,220
Nationwide Health Properties Inc.	101	3,614
Omega Healthcare Investors Inc.	25	497
Public Storage	76	6,666
Senior Housing Properties Trust	222	4,469
Sovran Self Storage Inc.	27	941
Ventas Inc.	128	6,014
		43,291
Real Estate Management & Development - 30.6%
Real Estate Operating Companies - 24.5%
Agile Property Holdings Ltd. (e)	1,646	1,684
Aliansce Shopping Centers SA	72	452
BR Properties SA	166	1,159
Brookfield Properties Corp.	285	4,004
CapitaLand Ltd.	2,296	5,855
China Overseas Land & Investment Ltd. (e)	3,159	5,886
China Resources Land Ltd.	1,184	2,226
Hang Lung Properties Ltd.	1,806	6,908
Henderson Land Development Co. Ltd.	414	2,425
Hongkong Land Holdings Ltd.	1,507	7,449
Keppel Land Ltd. (e)	1,138	3,140
Kerry Properties Ltd.	823	3,556
KWG Property Holding Ltd.	622	382
Mitsui Fudosan Co. Ltd.	769	10,703
Multiplan Empreendimentos Imobiliarios SA	76	1,350
New World Development Ltd.	664	1,078
NTT Urban Development Corp.	2	1,648
Renhe Commercial Holdings Co. Ltd.	1,942	402
Retail Opportunity Investments Corp.	105	1,016
Shimao Property Holdings Ltd.	256	397
Sino Land Co.	1,436	2,566
Sumitomo Realty & Development Co. Ltd. (e)	324	5,505
Sun Hung Kai Properties Ltd. (e)	1,641	22,443
Unite Group Plc (c)	462	1,193
Wharf Holdings Ltd.	1,307	6,333
		99,760
Real Estate Services - 6.1%
AEON Mall Co. Ltd.	109	2,161
Castellum AB	238	2,152
Citycon Oyj	320	940
Conwert Immobilien Invest SE (e)	121	1,262
Deutsche EuroShop AG	24	641
Mitsubishi Estate Co. Ltd.	913	12,710
Sponda OYJ	286	861
Swiss Prime Site AG (c)	69	4,186
		24,913

Total Common Stocks (cost $405,221)		401,025

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$1,085	46

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,085)		46

SHORT TERM INVESTMENTS - 10.6%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.06% (a) (h)	11,231	11,231

Securities Lending Collateral - 7.8%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	26,439	26,439
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	5,364	5,364
		31,803

Total Short Term Investments (cost $43,034)		43,034

Total Investments - 109.0% (cost $449,340)		444,105
Other Assets and Liabilities, Net - (9.0%)		(36,695)
Total Net Assets - 100%		$407,410

JNL/AIM Small Cap Growth Fund * (w)
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 16.0%
Big Lots Inc. (c)	31	$992
Jack in the Box Inc. (c)	44	851
Penn National Gaming Inc. (c)	36	833
PF Chang’s China Bistro Inc. (e)	28	1,129
Tractor Supply Co.	14	828
TRW Automotive Holdings Corp. (c)	38	1,047
Williams-Sonoma Inc.	39	965
WMS Industries Inc. (c)	21	828
Other Securities		9,212
		16,685
CONSUMER STAPLES - 2.4%
Church & Dwight Co. Inc.	17	1,070
Other Securities		1,467
		2,537
ENERGY - 4.7%
Other Securities		4,938

FINANCIALS - 8.1%
City National Corp. (e)	16	837
ProAssurance Corp. (c)	18	1,007
SVB Financial Group (c) (e)	24	969
Other Securities		5,699
		8,512
HEALTH CARE - 20.9%
Acorda Therapeutics Inc. (c)	28	858
American Medical Systems Holdings Inc. (c)	46	1,028
Biovail Corp.	53	1,026
Chemed Corp.	23	1,243
Eclipsys Corp. (c)	48	864
Gen-Probe Inc. (c)	18	830
Martek Biosciences Corp. (c) (e)	40	952
Mednax Inc. (c)	19	1,065
Perrigo Co.	16	920
Sirona Dental Systems Inc. (c)	24	831
United Therapeutics Corp. (c)	21	1,014
VCA Antech Inc. (c)	35	861
Other Securities		10,378
		21,870
INDUSTRIALS - 13.1%
Bucyrus International Inc. - Class A	19	880
Corrections Corp. of America (c)	44	837
CoStar Group Inc. (c) (e)	28	1,086
Forward Air Corp.	31	849
HUB Group Inc. - Class A (c) (e)	36	1,070
Knight Transportation Inc. (e)	63	1,269
Regal-Beloit Corp.	22	1,212
TransDigm Group Inc.	30	1,505
Wabtec Corp.	24	950
Other Securities		4,083
		13,741
INFORMATION TECHNOLOGY - 26.1%
F5 Networks Inc. (c)	21	1,437
GSI Commerce Inc. (c)	32	909
Hittite Microwave Corp. (c) (e)	21	926
Informatica Corp. (c) (e)	58	1,387
Lawson Software Inc. (c)	122	887
Manhattan Associates Inc. (c)	30	825
Micros Systems Inc. (c)	27	853
Nice Systems Ltd. - ADR (c)	32	823
Polycom Inc. (c)	46	1,363
Quest Software Inc. (c)	49	892
SRA International Inc. - Class A (c)	43	843
SuccessFactors Inc. (c)	46	960
VistaPrint NV (c) (e)	18	846
Websense Inc. (c)	44	840
Other Securities		13,530
		27,321
MATERIALS - 2.8%
Grief Inc.	21	1,168
Other Securities		1,762
		2,930
TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	35	1,196

UTILITIES - 1.0%
ITC Holdings Corp.	20	1,041

Total Common Stocks (cost $99,349)		100,771

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		12

Total Non-U.S. Government Agency Asset-Backed Securities (cost $289)		12

SHORT TERM INVESTMENTS - 19.2%
Mutual Funds - 5.1%
JNL Money Market Fund, 0.06% (a) (h)	5,345	5,345

Securities Lending Collateral - 14.1%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	13,136	13,136
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	1,628	1,628
		14,764

Total Short Term Investments (cost $20,109)		20,109

Total Investments - 115.5% (cost $119,747)		120,892
Other Assets and Liabilities, Net - (15.5%)		(16,251)
Total Net Assets - 100%		$104,641

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 63.6%
CONSUMER DISCRETIONARY - 7.7%
Adidas AG		19	$932
Anhanguera Educacional Participacoes SA (s) (u)		39	585
Berkeley Group Holdings Plc (c)		2	18
Carnival Corp.		3	97
CBS Corp. - Class B		61	786
Coach Inc.		18	669
Daimler AG (c)		49	2,480
Denso Corp.		64	1,766
Discovery Communications Inc. - Class A (c)		24	850
DreamWorks Animation SKG Inc. - Class A (c)		10	271
Home Depot Inc.		19	542
Hyundai Mobis		6	1,024
Isuzu Motors Ltd.		154	463
Li & Fung Ltd.		120	537
Li Ning Co. Ltd.		275	899
Lowe’s Cos. Inc.		52	1,070
Mazda Motor Corp.		245	573
McDonald’s Corp.		3	198
Pirelli & C. SpA		311	171
PT Astra International Tbk		57	299
SES SA		69	1,443
Shimamura Co. Ltd.		8	705
Strayer Education Inc. (e)		3	520
Target Corp.		76	3,717
Time Warner Cable Inc.		4	214
Urban Outfitters Inc. (c)		29	994
Walt Disney Co.		20	621
			22,444
CONSUMER STAPLES - 6.8%
China Yurun Food Group Ltd.		176	553
Coca-Cola Amatil Ltd. (e)		28	276
Colgate-Palmolive Co.		12	969
CP ALL PCL		18	16
Danone SA		33	1,794
General Mills Inc.		6	213
Imperial Tobacco Group Plc		12	338
Kraft Foods Inc. - Class A		6	179
KT&G Corp.		1	67
KT&G Corp. - GDR (s) (u)		4	106
L’Oreal SA		19	1,860
Magnit OAO - GDR (c) (e)		9	163
Marfrig Frigorificos e Comercio de Alimentos SA (s) (u)		38	348
Metro AG		9	439
Nestle SA		27	1,283
PepsiCo Inc.		11	695
Pernod-Ricard SA (e)		16	1,221
Philip Morris International Inc.		64	2,915
Procter & Gamble Co.		48	2,861
Tesco Plc		237	1,339
United Spirits Ltd.		52	1,445
Wal-Mart Stores Inc.		15	721
Woolworths Ltd.		6	140
			19,941
ENERGY - 5.6%
Anadarko Petroleum Corp.		9	325
Baker Hughes Inc.		9	374
BG Group Plc		114	1,700
BP Plc		71	340
Cairn Energy Plc (c)		34	208
Cameco Corp. (e)		40	840
Canadian Natural Resources Ltd.		7	233
Cenovus Energy Inc.		31	785
Chevron Corp.		8	509
China Shenhua Energy Co. Ltd.		307	1,108
EnCana Corp. (e)		5	151
Gazprom OAO - ADR		51	963
Halliburton Co.		43	1,058
Lukloil OAO - ADR		3	139
Oil Search Ltd.		29	135
Paladin Energy Ltd. (c) (e)		26	78
Reliance Industries Ltd.		30	694
Royal Dutch Shell Plc - Class A		34	857
Sasol Ltd.		31	1,108
Schlumberger Ltd.		27	1,489
SeaDrill Ltd. (e)		11	191
Total SA		31	1,370
Transocean Ltd. (c)		13	616
Weatherford International Ltd. (c)		70	920
			16,191
FINANCIALS - 10.2%
ACE Ltd.		3	160
Allianz SE		4	345
Allstate Corp.		49	1,411
AON Corp.		8	301
Arthur J Gallagher & Co.		27	651
AXA SA (s) (u)		11	175
Banco Bradesco SA - ADR (e)		45	715
Bangkok Bank Public Co.		48	183
Bank of China Ltd.		528	266
Bank of New York Mellon Corp.		3	74
Bank Zachodni WBK SA		13	748
Barclays Plc (s) (u)		305	1,216
BNP Paribas (s) (u)		15	802
BOC Hong Kong Holdings Ltd.		85	192
CapitaMalls Asia Ltd. (s) (u)		192	287
Charles Schwab Corp.		69	984
China Overseas Land & Investment Ltd. (e)		92	171
CIMB Holdings Bhd		165	354
CME Group Inc.		1	197
DLF Ltd.		345	2,124
First Pacific Co. Ltd.		616	417
Goldman Sachs Group Inc.		10	1,273
Grupo Financiero Inbursa SA (e)		440	1,446
HDFC Bank Ltd.		20	805
Housing Development & Infrastructure Ltd. (c)		46	242
HSBC Holdings Plc		237	2,169
ICICI Bank Ltd.		15	276
Industrial & Commercial Bank of China		900	654
Intact Financial Corp.		3	122
Itau Unibanco Holding SA - ADR		10	189
JPMorgan Chase & Co.		56	2,046
Kotak Mahindra Bank Ltd.		6	92
Link Real Estate Investment Trust		166	412
Lloyds Banking Group Plc (c)		1,298	1,025
MSCI Inc. - Class A (c)		38	1,033
Muenchener Rueckversicherungs AG		6	787
Plum Creek Timber Co. Inc. REIT (e)		12	411
Progressive Corp.		72	1,342
Sampo Oyj - Class A		13	266
Sberbank - GDR		1	340
Shinhan Financial Group Co. Ltd.		16	597
Shinsei Bank Ltd. (c) (e)		200	169
SinoPac Financial Holdings Co. Ltd.		1,316	415
Sumitomo Mitsui Financial Group Inc. (s) (u)		11	323
UniCredit SpA (s) (u)		369	815
Vienna Insurance Group (e)		4	170
Westpac Banking Corp.		8	143
Wharf Holdings Ltd.		40	194
			29,529
HEALTH CARE - 6.3%
Allergan Inc.		7	402
Baxter International Inc.		32	1,280
Bayer AG		20	1,132
Celgene Corp. (c)		29	1,489
Cerner Corp. (c) (e)		21	1,624
CSL Ltd.		39	1,062
DaVita Inc. (c)		6	400
Medtronic Inc.		30	1,092
Merck & Co. Inc.		30	1,060
Novo-Nordisk A/S - Class B		16	1,317
Roche Holding AG		24	3,321
Shire Plc		96	1,965
Shire Plc - ADR (e)		4	227
Synthes Inc.		1	127
Sysmex Corp.		15	846
Teva Pharmaceutical Industries Ltd. - ADR		18	936
			18,280
INDUSTRIALS - 4.7%
Andritz AG		9	497
Assa Abloy AB - Class B		48	965
BAE Systems Plc		74	342
China Railway Construction Corp. Ltd. (c)		472	593
China Railway Group Ltd. (e)		177	113
Cia de Concessoes Rodoviarias		24	492
Danaher Corp.		7	275
East Japan Railway Co.		5	313
Emerson Electric Co.		24	1,049
Fanuc Ltd.		3	305
FedEx Corp.		2	168
First Solar Inc. (c) (e)		9	979
Kurita Water Industries Ltd.		15	402
Mitsui OSK Lines Ltd.		99	655
Norfolk Southern Corp.		29	1,544
Siemens AG		32	2,868
SMC Corp.		5	642
Sumitomo Corp.		123	1,226
Suntech Power Holdings Co. Ltd. - ADR (c) (e)		23	213
			13,641
INFORMATION TECHNOLOGY - 11.1%
Acer Inc.		74	172
Adobe Systems Inc. (c)		34	893
Agilent Technologies Inc. (c)		7	205
Aixtron AG (e)		58	1,374
Akamai Technologies Inc. (c)		23	913
Apple Inc. (c)		7	1,660
ASML Holding NV		52	1,424
Autonomy Corp. Plc (c)		7	199
Broadcom Corp. - Class A		20	659
BYD Co. Ltd. (e)		19	136
Canon Inc.		5	175
Cisco Systems Inc. (c)		69	1,464
Delta Electronics Inc.		71	227
Genpact Ltd. (c)		73	1,126
Giant Interactive Group Inc. - ADR (e)		12	80
Google Inc. - Class A (c)		4	1,646
HON HAI Precision Industry Co. Ltd. - GDR (c)		39	282
HON HAI Precision Industry Co. Ltd. (c)		41	144
Hynix Semiconductor Inc. (c)		5	98
International Business Machines Corp.		13	1,618
Juniper Networks Inc. (c) (e)		103	2,353
Keyence Corp.		1	240
Maxim Integrated Products Inc.		20	341
Microchip Technology Inc. (e)		8	222
Murata Manufacturing Co. Ltd.		27	1,269
NetApp Inc. (c)		6	216
Nidec Corp.		2	184
Nintendo Co. Ltd.		11	3,083
Oracle Corp.		17	354
Oracle Corp. Japan (e)		16	806
QUALCOMM Inc.		36	1,186
Redecard SA		6	82
Research In Motion Ltd. (c)		18	885
Samsung Electronics Co. Ltd.		-	31
Samsung Electronics Co. Ltd. - GDR		1	231
SAP AG (e)		28	1,262
Taiwan Semiconductor Manufacturing Co. Ltd.		1,003	1,875
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		12	117
TDK Corp.		4	219
Trend Micro Inc. (e)		50	1,362
Visa Inc. - Class A		14	955
Wintek Corp. (c)		123	98
Yahoo! Japan Corp.		1	526
			32,392
MATERIALS - 5.4%
Air Liquide		4	419
Allegheny Technologies Inc.		30	1,343
Ambuja Cements Ltd.		39	96
Anglo American Plc (c)		10	331
AngloGold Ashanti Ltd. (e)		9	380
Antofagasta Plc		9	107
Barrick Gold Corp.		19	872
China Shanshui Cement Group Ltd.		549	243
Cliffs Natural Resources Inc.		10	472
CRH Plc		57	1,193
Evraz Group SA - GDR (c)		3	61
Harmony Gold Mining Co. Ltd		8	84
Harmony Gold Mining Co. Ltd. - ADR		7	77
HeidelbergCement AG		3	123
Holcim Ltd.		26	1,743
Inmet Mining Corp.		6	249
Lafarge SA (e) (s) (u)		3	147
LG Chem Ltd.		4	1,011
LG Chem Ltd. - GDR (s) (u)		2	203
Monsanto Co.		21	980
Nucor Corp.		3	119
Pretoria Portland Cement Co. Ltd.		68	281
PT Indocement Tunggal Prakarsa Tbk		9	16
Rio Tinto Plc		6	255
Sappi Ltd. (c)		45	176
Semen Gresik Persero Tbk PT		473	453
Shin-Etsu Chemical Co. Ltd.		3	144
Stora Enso Oyj - Class R (e)		36	263
Sumitomo Chemical Co. Ltd.		287	1,111
Syngenta AG		4	1,011
United Co. RUSAL Plc (c)		144	131
Vale SA - ADR		3	53
Vulcan Materials Co.		33	1,433
Xstrata Plc		19	253
			15,833
TELECOMMUNICATION SERVICES - 4.2%
America Movil SAB de CV, Series L - ADR		7	337
American Tower Corp. - Class A (c)		41	1,811
Bharti Airtel Ltd.		104	586
China Mobile Ltd.		37	368
France Telecom SA		7	130
Koninklijke KPN NV		143	1,818
Maxis Bhd		252	411
MTN Group Ltd.		13	170
Qwest Communications International Inc.		92	483
SK Telecom Co. Ltd.		1	181
SK Telecom Co. Ltd. - ADR		16	240
SoftBank Corp.		95	2,520
Telefonos de Mexico SAB de CV, Series L - ADR (e)		59	837
Telefonos de Mexico SAB de CV, Series L (e)		50	35
Telekomunikacja Polska SA		39	165
Telstra Corp. Ltd.		263	716
Turk Telekomunikasyon AS		67	213
Verizon Communications Inc.		38	1,053
			12,074
UTILITIES - 1.6%
China Longyuan Power Group Corp. (c) (e) (s) (u)		236	217
Companhia Energetica de Minas Gerais - ADR (e)		14	205
E.ON AG		28	758
Edison International		4	133
Electricite de France SA		21	799
GDF Suez		21	586
Hong Kong & China Gas Co. Ltd.		152	376
National Grid Plc		79	574
Tanjong Plc		45	239
Veolia Environnement		36	846
			4,733

Total Common Stocks (cost $191,949)			185,058

PREFERRED STOCKS - 0.5%
INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f) (s) (u)		7	-

MATERIALS - 0.1%
Vale SA - Class A		6	127

TELECOMMUNICATION SERVICES - 0.1%
Tele Norte Leste Participacoes SA		22	328

UTILITIES - 0.3%
Cia Energetica de Sao Paulo		52	704
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA		10	209
			913

Total Preferred Stocks (cost $1,288)			1,368

WARRANTS - 0.0%
ASAT Holdings Ltd. 07/24/11 (c) (f) (s) (u)		-	-

Total Warrants (cost $0)			-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$826	35

Total Non-U.S. Government Agency Asset-Backed Securities (cost $826)			35

CORPORATE BONDS AND NOTES - 6.4%
CONSUMER DISCRETIONARY - 0.5%
Altegrity Inc., 10.50%, 11/01/15 (s) (u)		200	190
Comcast Corp., 5.88%, 02/15/18		250	278
Daimler Finance North America LLC,
5.88%, 03/15/11		355	366
Time Warner Inc., 5.88%, 11/15/16		450	507
Volvo AB, 5.00%, 05/31/17	EUR	150	186
			1,527
CONSUMER STAPLES - 0.5%
Anheuser-Busch InBev NV, 8.63%, 01/30/17	EUR	425	685
BAT International Finance Plc,
8.13%, 11/15/13 (s) (u)		150	177
Imperial Tobacco Finance Plc, 8.38%, 02/17/16	EUR	250	377
Tesco Plc, 5.50%, 01/13/33	GBP	100	151
			1,390
ENERGY - 0.0%
Evergreen Energy Inc., 8.00%, 08/01/12 (s) (u)		60	9
Petrobras International Finance Co.,
6.88%, 01/20/40 (e)		85	86
			95
FINANCIALS - 2.8%
Allied Irish Banks Plc, 12.50%, 06/25/19	EUR	250	306
Bank of America Corp., 5.75%, 12/01/17		480	498
Bank of Scotland Plc
4.38%, 07/13/16	EUR	250	316
6.93%, 04/09/18	EUR	550	664
Barclays Bank Plc, 5.13%, 01/08/20		285	283
CNA Financial Corp., 7.35%, 11/15/19		500	531
Depfa ACS Bank, 3.25%, 02/15/12	EUR	550	658
Eurohypo AG, Series 2212, 4.50%, 01/21/13	EUR	100	131
Ford Motor Credit Co. LLC, 8.00%, 12/15/16		175	179
Goldman Sachs Group Inc., 7.50%, 02/15/19 (e)		300	335
Liberty Mutual Group Inc., 7.50%, 08/15/36 (s) (u)		350	346
Lloyds TSB Bank Plc, 6.38%, 06/17/16	EUR	500	653
Merrill Lynch & Co. Inc., 4.63%, 09/14/18	EUR	250	278
Munich Refinance AG,
6.75%, 06/21/23	EUR	150	194
Nielsen Finance LLC, 10.00%, 08/01/14		200	204
ProLogis, 7.38%, 10/30/19		600	588
Rodamco Europe Finance BV, 3.75%, 12/12/12	EUR	200	253
Societe Generale, 5.75%, 04/20/16 (s) (u)		150	156
Standard Chartered Bank,
6.40%, 09/26/17 (s) (u)		300	318
The Governor & Co. of the Bank of Ireland,
10.00%, 02/12/20	EUR	260	321
UniCredito Luxemburg Finance SA, 6.00%,
10/31/17 (s) (u)		150	150
Westfield Europe Finance Plc.
3.63%, 06/27/12	EUR	400	496
5.50%, 06/27/17	GBP	150	232
			8,090
HEALTH CARE - 0.8%
AstraZeneca Plc, 5.90%, 09/15/17		250	292
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18		200	229
HCA Inc., 9.25%, 11/15/16		75	80
Pfizer Inc., 6.20%, 03/15/19 (e)		400	475
Roche Holdings Inc., 6.00%, 03/01/19 (l) (s) (u)		400	466
Schering-Plough Corp., 5.38%, 10/01/14	EUR	350	481
Tenet Healthcare Corp.,
8.88%, 07/01/19 (e) (s) (u)		200	212
			2,235
INDUSTRIALS - 0.1%
General Electric Co., 5.00%, 02/01/13		200	214

INFORMATION TECHNOLOGY - 0.0%
NXP BV, 7.88%, 10/15/14 (e)		200	184

TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc., 5.80%, 02/15/19 (e)		600	676
AT&T Wireless Services Inc., 8.13%, 05/01/12		250	280
France Telecom SA
7.75%, 03/01/11 (l)		150	157
7.50%, 03/14/11	GBP	150	234
Koninklijke KPN NV, 4.75%, 01/17/17	EUR	200	262
Telecom Italia Finance SA, 7.75%, 01/24/33	SEK	150	206
Telecom Italia SpA, 8.25%, 03/21/16	EUR	150	218
Vodafone Group Plc, 4.75%, 06/14/16	EUR	350	458
			2,491
UTILITIES - 0.8%
Abu Dhabi National Energy Co., 6.17%, 10/25/17		300	307
AES Corp., 7.75%, 10/15/15 (e)		125	127
AES Panama SA, 6.35%, 12/21/16 (s) (u)		300	312
E.ON International Finance BV,
5.80%, 04/30/18 (s) (u)		500	564
Edison Mission Energy, 7.75%, 06/15/16 (e)		150	104
National Grid Plc, 6.30%, 08/01/16		300	339
Veolia Environnement, 5.25%, 06/03/13 (e)		525	566
			2,319

Total Corporate Bonds and Notes (cost $18,930)			18,545

GOVERNMENT AND AGENCY OBLIGATIONS - 25.5%
GOVERNMENT SECURITIES - 22.6%
Sovereign - 16.5%
Argentina Government International Bond,
7.00%, 10/03/15 (f)		275	213
Brazil Notas do Tesouro Nacional Series B,
6.00%, 05/15/17	BRL	580	609
Brazilian Government International Bond,
12.50%, 01/05/22	BRL	250	157
Bundesrepublic Deutschland, 3.00%, 07/04/20	EUR	1,750	2,221
Canadian Government Bond, 4.50%, 06/01/15	CAD	1,750	1,810
Colombia Government International Bond
12.00%, 10/22/15	COP	231,000	156
9.85%, 06/28/27	COP	285,000	193
Croatia Government International Bond,
6.75%, 11/05/19 (s) (u)		625	654
Denmark Government Bond, 5.00%, 11/15/13	DKK	11,975	2,210
Dominican Republic International Bond,
8.63%, 04/20/27 (s) (u)		150	163
France Government Bond, 4.25%, 10/25/23	EUR	300	401
German Treasury Bond, 4.00%, 01/04/37	EUR	100	137
Hungary Government Bond, 5.50%, 02/12/14	HUF	100,000	405
Indonesia Government Bond
12.50%, 03/15/13	IDR	250,000	31
11.00%, 10/15/14	IDR	65,000	8
10.75%, 05/15/16	IDR	145,000	18
12.80%, 06/15/21	IDR	495,000	71
Ireland Government Bond, 5.90%, 10/18/19	EUR	1,200	1,502
Italy Buoni Poliennali Del Tesoro
5.00%, 02/01/12	EUR	825	1,056
3.75%, 12/15/13	EUR	700	889
Japan Government Bond
1.10%, 03/21/11	JPY	105,000	1,196
1.70%, 09/20/17	JPY	205,000	2,495
2.30%, 12/20/35	JPY	50,000	608
Korea Treasury Bond
4.25%, 09/10/14	KRW	2,550,000	2,086
5.75%, 09/10/18	KRW	200,000	173
Malaysia Government Bond, 5.09%, 04/30/14	MYR	6,325	2,072
Mexican Bonos
9.50%, 12/18/14	MXN	32,000	2,797
7.75%, 12/14/17	MXN	3,800	312
Netherlands Government Bond, 3.25%, 07/15/15	EUR	1,250	1,643
Norway Government Bond, 6.50%, 05/15/13	NOK	7,950	1,362
Poland Government Bond
5.75%, 04/25/14	PLN	5,250	1,570
5.25%, 10/25/17	PLN	3,000	862
6.38%, 07/15/19		650	719
Queensland Treasury Corp., Series 15,
6.00%, 10/14/15	AUD	3,500	3,048
Republic of Deutschland
3.75%, 07/04/13	EUR	250	332
4.25%, 07/04/14	EUR	3,070	4,204
3.25%, 07/04/15	EUR	825	1,091
4.25%, 07/04/18	EUR	1,375	1,918
4.75%, 07/04/34	EUR	950	1,435
Republic of Iraq, 5.80%, 01/15/28		500	402
Republic of Turkey, 7.50%, 11/07/19		150	172
Republic of Venezuela
5.38%, 08/07/10 (e)		115	114
9.38%, 01/13/34		260	161
Singapore Government Bond, 3.75%, 09/01/16	SGD	1,950	1,593
Spanish Government Bond, 4.40%, 01/31/15	EUR	400	503
Sweden Government Bond, 6.75%, 05/05/14	SEK	5,250	794
Thailand Government Bond
5.25%, 05/12/14	THB	1,650	56
3.63%, 05/22/15	THB	4,150	132
Turkey Government International Bond
16.00%, 03/07/12	TRY	50	35
6.75%, 05/30/40		150	150
United Kingdom Treasury Bond
4.50%, 03/07/19	GBP	375	615
4.25%, 06/07/32	GBP	300	455
			48,009
Treasury Inflation Index Securities - 0.6%
Republic of Turkey Inflation Indexed Note,
10.00%, 02/15/12 (r)	TRY	299	209
U.S. Treasury Inflation Indexed Note,
2.00%, 07/15/14 (r)		1,475	1,582
			1,791
U.S. Treasury Securities - 5.5%
U.S. Treasury Bond
7.50%, 11/15/16		1,400	1,834
5.25%, 02/15/29		1,000	1,203
4.38%, 02/15/38		850	919
U.S. Treasury Note
2.75%, 02/28/13		2,650	2,783
4.25%, 08/15/13		6,200	6,813
4.25%, 11/15/13		1,750	1,930
3.50%, 02/15/18		400	428
			15,910
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.9%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp., 5.00%, 12/01/39		1,965	2,082

Federal National Mortgage Association - 1.9%
Federal National Mortgage Association
5.50%, 03/01/37		715	768
6.00%, 07/01/38		1,501	1,631
5.50%, 01/01/39		2,995	3,219
			5,618
Government National Mortgage Association - 0.3%
Government National Mortgage Association,
4.50%, 11/20/39		834	869

Total Government and Agency Obligations (cost $75,024)			74,279

SHORT TERM INVESTMENTS - 7.9%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.06% (a) (h)		8,235	8,235

Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		10,451	10,451
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		4,246	4,246
			14,697

Total Short Term Investments (cost $22,932)			22,932

Total Investments - 103.9% (cost $310,949)			302,217
Other Assets and Liabilities, Net - (3.9%)			(11,295)
Total Net Assets - 100%			$290,922

JNL/Capital Guardian Global Diversified Research Fund * (w)
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 9.4%
Daimler AG (c)	51	$2,566
Isuzu Motors Ltd.	936	2,813
Target Corp.	82	4,017
Other Securities		22,407
		31,803
CONSUMER STAPLES - 8.9%
Coca-Cola Amatil Ltd. (e)	288	2,881
Danone SA	59	3,175
General Mills Inc.	77	2,721
Kraft Foods Inc. - Class A	86	2,419
PepsiCo Inc.	54	3,285
Pernod-Ricard SA (e)	66	5,154
Procter & Gamble Co.	53	3,197
Other Securities		7,042
		29,874
ENERGY - 13.0%
BG Group Plc	538	7,994
Canadian Natural Resources Ltd.	70	2,338
Cenovus Energy Inc.	126	3,240
Chevron Corp.	70	4,771
China Shenhua Energy Co. Ltd.	922	3,326
Gazprom OAO - ADR	174	3,314
Royal Dutch Shell Plc - Class A	156	3,930
Other Securities		14,734
		43,647
FINANCIALS - 17.3%
Allstate Corp.	89	2,551
AON Corp.	65	2,402
Bank of China Ltd.	6,845	3,453
BNP Paribas (s) (u)	60	3,217
Goldman Sachs Group Inc.	28	3,676
HSBC Holdings Plc	329	3,003
Industrial & Commercial Bank of China	5,477	3,981
Link Real Estate Investment Trust	940	2,332
Muenchener Rueckversicherungs AG	20	2,504
Progressive Corp.	127	2,379
Wharf Holdings Ltd.	551	2,669
Other Securities		26,134
		58,301
HEALTH CARE - 8.4%
Allergan Inc.	53	3,105
Medtronic Inc.	72	2,619
Merck & Co. Inc.	74	2,602
Novo-Nordisk A/S - Class B	36	2,900
Roche Holding AG	27	3,700
Shire Plc	166	3,412
Other Securities		9,809
		28,147
INDUSTRIALS - 7.5%
Cummins Inc.	41	2,638
FedEx Corp.	33	2,328
Siemens AG	41	3,639
Other Securities		16,745
		25,354
INFORMATION TECHNOLOGY - 15.2%
Apple Inc. (c)	13	3,169
ASML Holding NV	95	2,625
ASML Holding NV - ADR	14	393
Google Inc. - Class A (c)	6	2,581
Keyence Corp.	12	2,687
Oracle Corp.	71	1,526
Oracle Corp. Japan	22	1,081
QUALCOMM Inc.	102	3,337
Visa Inc. - Class A	37	2,582
Other Securities		31,099
		51,080
MATERIALS - 9.1%
Anglo American Plc (c)	81	2,822
LG Chem Ltd. - GDR (s) (u)	21	2,647
Rio Tinto Plc	54	2,370
Other Securities		22,958
		30,797
TELECOMMUNICATION SERVICES - 6.3%
American Tower Corp. - Class A(c)	173	7,712
Koninklijke KPN NV	235	2,999
SoftBank Corp.	94	2,504
Other Securities		8,049
		21,264
UTILITIES - 2.2%
Other Securities		7,371

Total Common Stocks (cost $335,191)		327,638

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		34

Total Non-U.S. Government Agency Asset-Backed Securities (cost $810)		34

CORPORATE BONDS AND NOTES - 0.1%
ENERGY - 0.1%
Other Securities		271

Total Corporate Bonds and Notes (cost $170)		271

SHORT TERM INVESTMENTS - 8.9%
Mutual Funds - 3.6%
JNL Money Market Fund, 0.06% (a) (h)	12,330	12,330

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	14,603	14,603
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	3,129	3,129
		17,732

Total Short Term Investments (cost $30,062)		30,062

Total Investments - 106.3% (cost $366,233)		358,005
Other Assets and Liabilities, Net - (6.3%)		(21,144)
Total Net Assets - 100%		$336,861

JNL/Capital Guardian U.S. Growth Equity Fund
COMMON STOCKS - 93.8%
CONSUMER DISCRETIONARY - 14.0%
Coach Inc.	331	$12,080
DreamWorks Animation SKG Inc. - Class A (c)	368	10,512
Lowe’s Cos. Inc.	175	3,582
Omnicom Group Inc.	91	3,128
Scripps Networks Interactive Inc. - Class A	79	3,175
Strayer Education Inc. (e)	40	8,399
Target Corp.	382	18,768
Time Warner Cable Inc.	79	4,135
Time Warner Inc.	67	1,941
Urban Outfitters Inc. (c)	331	11,397
Viacom Inc. - Class B	376	11,808
		88,925
CONSUMER STAPLES - 9.8%
Alberto-Culver Co.	108	2,934
Avon Products Inc.	184	4,865
Colgate-Palmolive Co.	99	7,821
General Mills Inc.	91	3,218
PepsiCo Inc.	330	20,126
Philip Morris International Inc.	283	12,950
Procter & Gamble Co.	121	7,252
Wal-Mart Stores Inc.	69	3,322
		62,488

ENERGY - 7.4%
Anadarko Petroleum Corp.	119	4,302
Baker Hughes Inc.	25	1,027
Diamond Offshore Drilling Inc. (e)	48	2,998
Halliburton Co.	261	6,403
Schlumberger Ltd.	301	16,630
Transocean Ltd. (c)	133	6,139
Weatherford International Ltd. (c)	731	9,607
		47,106
FINANCIALS - 5.9%
Bank of New York Mellon Corp.	122	3,005
Charles Schwab Corp.	619	8,780
Goldman Sachs Group Inc.	84	10,961
JPMorgan Chase & Co.	161	5,894
Progressive Corp.	357	6,677
RenaissanceRe Holdings Ltd.	34	1,913
		37,230
HEALTH CARE - 14.6%
Allergan Inc.	196	11,431
Baxter International Inc.	61	2,483
Boston Scientific Corp. (c)	555	3,220
Celgene Corp. (c)	282	14,346
Cerner Corp. (c) (e)	283	21,447
DaVita Inc. (c)	21	1,299
Medtronic Inc.	370	13,431
Merck & Co. Inc.	81	2,843
Shire Plc - ADR (e)	214	13,141
Teva Pharmaceutical Industries Ltd. - ADR	89	4,622
Universal Health Services Inc. - Class B	110	4,204
		92,467
INDUSTRIALS - 7.4%
Danaher Corp. (e)	215	7,996
Emerson Electric Co.	74	3,224
FedEx Corp.	93	6,534
First Solar Inc. (c) (e)	102	11,645
Illinois Tool Works Inc.	149	6,167
Iron Mountain Inc.	259	5,822
Jacobs Engineering Group Inc. (c)	39	1,403
WW Grainger Inc.	42	4,187
		46,978
INFORMATION TECHNOLOGY - 26.1%
Adobe Systems Inc. (c)	366	9,668
Akamai Technologies Inc. (c)	121	4,925
Apple Inc. (c)	85	21,481
Broadcom Corp. - Class A	310	10,204
Cisco Systems Inc. (c)	760	16,185
eBay Inc. (c)	87	1,710
Google Inc. - Class A (c)	47	20,913
International Business Machines Corp.	29	3,556
Jabil Circuit Inc.	86	1,144
Juniper Networks Inc. (c) (e)	549	12,530
Maxim Integrated Products Inc.	133	2,232
NetApp Inc. (c)	144	5,380
Nintendo Co. Ltd. - ADR (e)	318	11,856
Oracle Corp.	464	9,962
Paychex Inc. (e)	115	2,984
QUALCOMM Inc.	437	14,335
Research In Motion Ltd. (c)	111	5,453
Visa Inc. - Class A	161	11,361
		165,879
MATERIALS - 6.2%
Allegheny Technologies Inc.	255	11,260
Cliffs Natural Resources Inc.	96	4,537
Ecolab Inc.	96	4,307
Monsanto Co.	207	9,543
Vulcan Materials Co.	223	9,760
		39,407
TELECOMMUNICATION SERVICES - 2.4%
American Tower Corp. - Class A (c)	343	15,271

Total Common Stocks (cost $601,286)		595,751

INVESTMENT FUNDS - 0.2%
iShares Russell 1000 Growth Fund	24	1,096

Total Investment Funds (cost $1,275)		1,096

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$1,051	45

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,051)		45

SHORT TERM INVESTMENTS - 11.0%
Mutual Funds - 6.1%
JNL Money Market Fund, 0.06% (a) (h)	38,789	38,789

Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	25,094	25,094
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	5,938	5,938
		31,032

Total Short Term Investments (cost $69,821)		69,821

Total Investments - 105.0% (cost $673,433)		666,713
Other Assets and Liabilities, Net - (5.0%)		(31,592)
Total Net Assets - 100%		$635,121

JNL/Credit Suisse Commodity Securities Fund * (w)
COMMON STOCKS - 45.6%
ENERGY - 10.2%
BG Group Plc	143	$2,128
BP Plc	799	3,826
Chevron Corp.	84	5,704
ConocoPhillips	59	2,905
ENI SpA	112	2,052
Exxon Mobil Corp.	216	12,342
Occidental Petroleum Corp.	29	2,263
Petroleo Brasileiro SA - Petrobras - ADR	76	2,598
Royal Dutch Shell Plc - Class B	151	3,655
Total SA	91	4,067
Other Securities		20,851
		62,391
MATERIALS - 35.4%
Anglo American Plc (c)	265	9,244
ArcelorMittal (e)	181	4,863
Barrick Gold Corp.	214	9,713
BASF SE	50	2,751
BHP Billiton Plc	1,214	31,484
Freeport-McMoRan Copper & Gold Inc.	73	4,325
Goldcorp Inc.	132	5,799
International Paper Co.	388	8,785
JFE Holdings Inc.	107	3,297
Kinross Gold Corp.	130	2,226
MeadWestvaco Corp.	171	3,807
Newcrest Mining Ltd. (e)	116	3,380
Newmont Mining Corp.	113	7,006
Nippon Paper Group Inc.	92	2,552
Nippon Steel Corp.	959	3,170
Nucor Corp.	64	2,463
OJI Paper Co. Ltd.	848	4,160
Rio Tinto Ltd. (e)	87	4,791
Rio Tinto Plc	262	11,504
Sino-Forest Corp. (c)	198	2,818
Stora Enso Oyj - Class R (e)	515	3,718
Sumitomo Metal Industries Ltd.	605	1,368
Sumitomo Metal Mining Co. Ltd.	108	1,347
Svenska Cellulosa AB	532	6,258
Teck Cominco Ltd.	85	2,502
UPM-Kymmene Oyj	503	6,658
Vale SA - ADR	288	7,005
Weyerhaeuser Co.	199	7,018
Xstrata Plc	396	5,184
Other Securities		48,405
		217,601

Total Common Stocks (cost $297,331)		279,992

INVESTMENT FUNDS - 3.0%
Energy Select Sector SPDR Fund (e)	$102	5,087
Materials Select Sector SPDR Fund (e)	478	13,548

Total Investment Funds (cost $20,522)		18,635

RIGHTS - 0.0%
Other Securities		24

Total Rights (cost $0)		24

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		13

Total Non-U.S. Government Agency Asset-Backed Securities (cost $317)		13

COMMODITY INDEXED STRUCTURED NOTES - 17.3%
Bank of America Corp. Commodity Linked Note,
0.25%, 06/07/11 (f) (i)	7,000	5,549
BNP Paribas Commodity Linked Note
0.15%, 11/26/10 (f) (i) (t)	5,000	4,674
0.01%, 01/13/11 (f) (i) (t)	14,000	13,570
Deutsche Bank AG Commodity Linked Note,
0.07%, 02/15/11 (f) (i)	12,500	9,531
Eksportfinans ASA Commodity Linked Note,
0.03%, 11/15/10 (f) (i)	20,000	21,379
Societe Generale Commodity Linked Note
0.23%, 07/12/10 (f) (i) (t)	13,000	11,986
0.23%, 01/06/11 (f) (i) (t)	10,000	10,347
Svensk Exportkredit AB Commodity Linked Note
0.01%, 07/19/10 (f) (i)	20,000	19,542
0.01%, 03/02/11 (f) (i)	12,000	9,946

Total Commodity Indexed Structured Notes (cost $113,500)		106,524

GOVERNMENT AND AGENCY OBLIGATIONS - 13.4%
U.S. GOVERNMENT AGENCY DEBENTURES - 13.4%
Federal Farm Credit Bank - 2.1%
Federal Farm Credit Bank
0.40%, 06/22/11 (i)	3,000	3,003
0.64%, 01/13/12 (i)	9,500	9,543
		12,546

Federal Home Loan Bank - 8.6%
Federal Home Loan Bank
0.24%, 10/15/10 (i)	5,000	5,000
0.28%, 01/14/11 (i)	15,000	15,000
0.95%, 02/03/11	5,000	5,017
0.45%, 02/25/11	5,000	5,000
1.00%, 02/28/11	3,000	3,004
0.75%, 03/25/11	7,500	7,522
0.57%, 04/13/11	7,000	7,004
0.61%, 05/16/11	5,000	5,001
		52,548
Federal Home Loan Mortgage Corp. - 2.7%
Federal Home Loan Mortgage Corp.
0.39%, 01/28/11 (i)	6,858	6,864
0.61%, 03/09/11 (i)	10,000	10,008
		16,872

Total Government and Agency Obligations (cost $81,938)		81,966

SHORT TERM INVESTMENTS - 26.2%
Federal Home Loan Bank - 3.1%
Federal Home Loan Bank
0.14%, 08/01/10	9,000	8,999
0.27%, 10/29/10	10,000	10,002
		19,001
Federal Home Loan Mortgage Corp. - 6.5%
Federal Home Loan Mortgage Corp.
0.18%, 07/12/10	8,000	8,000
0.13%, 08/06/10	7,000	6,999
0.15%, 09/08/10	10,000	9,998
0.25%, 09/28/10	5,000	4,999
0.25%, 10/20/10	10,000	9,995
		39,991
Federal National Mortgage Association - 10.1%
Federal National Mortgage Association
0.19%, 07/07/10	8,000	8,000
0.18%, 07/14/10	10,000	9,999
0.23%, 08/16/10	10,000	9,999
0.25%, 09/20/10	10,000	9,998
0.20%, 11/15/10	10,000	9,992
0.25%, 12/22/10	10,000	9,989
0.51%, 05/02/11	4,000	3,987
		61,964
Mutual Funds - 1.0%
JNL Money Market Fund, 0.06% (a) (h)	6,199	6,199

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	26,678	26,678
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	2,458	2,458
		29,136
U.S. Treasury Securities - 0.8%
U.S. Treasury Bill, 0.22%, 12/02/10 (e)	5,000	4,995

Total Short Term Investments (cost $161,266)		161,286

Total Investments - 105.5% (cost $674,874)		648,440
Other Assets and Liabilities, Net - (5.5%)		(33,587)
Total Net Assets - 100%		$614,853

JNL/Credit Suisse Long/Short Fund * (w)
COMMON STOCKS - 122.2%
CONSUMER DISCRETIONARY - 17.9%
Best Buy Co. Inc. (m)	40	$1,365
Expedia Inc. (m)	54	1,018
Gannett Co. Inc. (m)	81	1,090
Macy’s Inc.	105	1,871
Nike Inc. - Class B	13	878
Whirlpool Corp. (m)	13	1,142
Other Securities		10,116
		17,480
CONSUMER STAPLES - 9.1%
Coca-Cola Co.	25	1,238
Coca-Cola Enterprises Inc. (m)	2	59
Estee Lauder Cos. Inc. (m)	29	1,633
Hershey Co. (m)	48	2,289
Philip Morris International Inc. (m)	34	1,572
Other Securities		2,065
		8,856
ENERGY - 10.0%
Apache Corp.	12	1,027
Enterprise Products Partners LP (m)	60	2,127
Exxon Mobil Corp. (m)	28	1,592
Hess Corp. (m)	29	1,455
National Oilwell Varco Inc.	39	1,300
Other Securities		2,279
		9,780
FINANCIALS - 17.0%
American Express Co. (m)	34	1,354
Capital One Financial Corp.	27	1,084
Citigroup Inc. (c) (m)	215	809
Franklin Resources Inc.	22	1,879
JPMorgan Chase & Co.	70	2,570
Prudential Financial Inc.	17	934
Wells Fargo & Co. (m)	132	3,372
Other Securities		4,563
		16,565
HEALTH CARE - 17.5%
Abbott Laboratories (m)	19	908
Allergan Inc. (m)	27	1,596
Amgen Inc. (c) (m)	37	1,962
Cephalon Inc. (c) (m)	44	2,498
Eli Lilly & Co.	38	1,270
Gilead Sciences Inc. (c) (m)	58	1,971
Humana Inc. (c) (m)	58	2,640
Medtronic Inc.	27	983
WellPoint Inc. (c) (m)	23	1,116
Other Securities		2,116
		17,060
INDUSTRIALS - 8.6%
3M Co.	43	3,365
Caterpillar Inc.	14	829
United Parcel Service Inc. - Class B	37	2,111
Other Securities		2,087
		8,392
INFORMATION TECHNOLOGY - 29.2%
Altera Corp. (m)	61	1,511
Apple Inc. (c) (m)	6	1,585
Broadcom Corp. - Class A (m)	37	1,226
Google Inc. - Class A (c) (m)	4	1,602
Intel Corp. (m)	128	2,497
International Business Machines Corp. (m)	32	3,927
Lexmark International Inc. (c)	34	1,113
Microsoft Corp. (m)	189	4,337
QUALCOMM Inc. (m)	88	2,877
Western Digital Corp. (c) (m)	83	2,504
Western Union Co. (m)	86	1,287
Xilinx Inc. (m)	61	1,551
Other Securities		2,524
		28,541
MATERIALS - 5.7%
Freeport-McMoRan Copper & Gold Inc. (m)	51	3,004
Lubrizol Corp.	13	1,044
Other Securities		1,553
		5,601
TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc. (m)	138	3,345
Other Securities		139
		3,484
UTILITIES - 3.6%
Constellation Energy Group Inc. (m)	87	2,809
Other Securities		733
		3,542

Total Common Stocks (cost $132,370)		119,301

SHORT TERM INVESTMENTS - 3.4%
Mutual Funds - 3.4%
JNL Money Market Fund, 0.06% (a) (h)	3,324	3,324

Total Short Term Investments (cost $3,324)		3,324

Total Investments - 125.6% (cost $135,694)		122,625
Total Securities Sold Short - (25.5%) (proceeds $25,741)		(24,895)
Other Assets and Liabilities, Net - (0.1%)		(100)
Total Net Assets - 100%		$97,630

Securities Sold Short
COMMON STOCKS - 25.5%
CONSUMER DISCRETIONARY - 3.2%
Amazon.com Inc.	1	$87
AutoZone Inc.	-	77
Home Depot Inc.	5	126
Lowe’s Cos. Inc.	4	90
McDonald’s Corp.	2	152
News Corp. - Class A	7	78
Time Warner Cable Inc.	1	73
Time Warner Inc.	2	64
Walt Disney Co.	5	167
Other Securities		2,152
		3,066
CONSUMER STAPLES - 2.4%
Altria Group Inc.	6	122
Archer-Daniels-Midland Co.	3	77
Costco Wholesale Corp.	2	93
CVS Caremark Corp.	4	129
General Mills Inc.	3	89
Kraft Foods Inc. - Class A	6	154
Wal-Mart Stores Inc.	6	279
Other Securities		1,444
		2,387
ENERGY - 1.7%
Baker Hughes Inc.	2	79
EOG Resources Inc.	1	79
Halliburton Co.	4	86
Other Securities		1,423
		1,667

FINANCIALS - 3.6%
Bank of New York Mellon Corp.	4	101
MetLife Inc.	3	102
Morgan Stanley	4	100
PNC Financial Services Group Inc.	2	96
Simon Property Group Inc.	1	98
Other Securities		2,977
		3,474
HEALTH CARE - 2.7%
Baxter International Inc.	2	81
Celgene Corp.	2	86
Merck & Co. Inc.	8	280
Pfizer Inc.	7	103
Thermo Fisher Scientific Inc.	2	83
Other Securities		2,045
		2,678
INDUSTRIALS - 3.9%
Boeing Co.	2	113
CSX Corp.	2	79
Danaher Corp.	2	78
Deere & Co.	2	84
FedEx Corp.	1	84
General Dynamics Corp.	2	88
Honeywell International Inc.	3	105
Lockheed Martin Corp.	1	82
Norfolk Southern Corp.	2	80
Union Pacific Corp.	2	118
Other Securities		2,861
		3,772
INFORMATION TECHNOLOGY - 3.8%
EMC Corp.	6	112
Hewlett-Packard Co.	3	134
Oracle Corp.	9	197
Other Securities		3,248
		3,691
MATERIALS - 2.0%
Dow Chemical Co.	4	88
Monsanto Co.	2	97
Praxair Inc.	1	99
Other Securities		1,706
		1,990
TELECOMMUNICATION SERVICES - 0.3%
American Tower Corp.	2	80
Verizon Communications Inc.	6	173
Other Securities		69
		322
UTILITIES - 1.9%
Dominion Resources Inc.	2	93
Duke Energy Corp.	5	86
NextEra Energy Inc.	2	83
Southern Co.	3	87
Other Securities		1,499
		1,848

Total Securities Sold Short - 25.5% (proceeds $25,741)		$24,895

JNL/Eagle Core Equity Fund
COMMON STOCKS - 90.7%
CONSUMER DISCRETIONARY - 14.5%
Bed Bath & Beyond Inc. (c)	79	$2,914
Comcast Corp. - Class A	125	2,178
Home Depot Inc.	96	2,686
Macy’s Inc.	114	2,040
Omnicom Group Inc.	131	4,484
Staples Inc.	290	5,527
Viacom Inc. - Class B	74	2,331
		22,160
CONSUMER STAPLES - 1.9%
Wal-Mart Stores Inc.	62	2,970

ENERGY - 10.9%
ConocoPhillips	96	4,689
EOG Resources Inc.	41	4,051
Exxon Mobil Corp.	81	4,644
Schlumberger Ltd.	59	3,249
		16,633
FINANCIALS - 13.3%
Bank of America Corp.	406	5,836
Goldman Sachs Group Inc.	24	3,177
JPMorgan Chase & Co.	77	2,834
MetLife Inc.	69	2,598
Wells Fargo & Co.	228	5,842
		20,287
HEALTH CARE - 15.1%
Covidien Plc	64	2,573
Johnson & Johnson	95	5,612
Pfizer Inc.	347	4,945
St. Jude Medical Inc. (c)	89	3,218
UnitedHealth Group Inc.	123	3,486
Zimmer Holdings Inc. (c)	59	3,184
		23,018
INDUSTRIALS - 10.8%
Boeing Co.	38	2,363
General Electric Co.	204	2,943
Tyco International Ltd.	152	5,361
Union Pacific Corp.	48	3,342
United Technologies Corp.	38	2,436
		16,445
INFORMATION TECHNOLOGY - 22.1%
Activision Blizzard Inc.	290	3,043
Adobe Systems Inc. (c)	100	2,642
Apple Inc. (c)	17	4,339
Applied Materials Inc.	320	3,851
Autodesk Inc. (c)	140	3,404
Cisco Systems Inc. (c)	114	2,439
EMC Corp. (c)	193	3,523
Microsoft Corp.	189	4,358
QUALCOMM Inc.	84	2,775
Texas Instruments Inc.	145	3,385
		33,759
TELECOMMUNICATION SERVICES - 2.1%
Sprint Nextel Corp. (c)	741	3,142

Total Common Stocks (cost $148,067)		138,414

INVESTMENT FUNDS - 2.8%
Materials Select Sector SPDR Fund (e)	150	4,245

Total Investment Funds (cost $4,859)		4,245

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$2	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2)		-

SHORT TERM INVESTMENTS - 6.7%
Mutual Funds - 6.5%
JNL Money Market Fund, 0.06% (a) (h)	10,026	10,026

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	271	271

Total Short Term Investments (cost $10,297)		10,297

Total Investments - 100.2% (cost $163,225)		152,956
Other Assets and Liabilities, Net - (0.2%)		(346)
Total Net Assets - 100%		$152,610

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 19.1%
American Axle & Manufacturing Holdings Inc. (c)	398	$2,918
ArvinMeritor Inc. (c)	298	3,905
Bally Technologies Inc. (c)	185	5,996
BJ’s Restaurants Inc. (c)	249	5,884
Chico’s FAS Inc.	265	2,621
Choice Hotels International Inc.	76	2,304
Coinstar Inc. (c) (e)	134	5,775
Genesco Inc. (c)	305	8,031
Shuffle Master Inc. (c)	560	4,484
Sotheby’s - Class A	138	3,150
Steven Madden Ltd. (c)	116	3,651
Universal Electronics Inc. (c)	236	3,921
Vitamin Shoppe Inc. (c) (e)	261	6,700
		59,340
CONSUMER STAPLES - 2.3%
Herbalife Ltd.	65	2,991
NBTY Inc. (c)	121	4,113
		7,104
ENERGY - 7.0%
Brigham Exploration Co. (c)	201	3,086
Lufkin Industries Inc.	212	8,263
Oasis Petroleum Inc. (c)	238	3,445
OYO Geospace Corp. (c)	108	5,242
Unit Corp. (c)	43	1,747
		21,783
FINANCIALS - 5.5%
Cash America International Inc.	202	6,916
Duff & Phelps Corp. - Class A	164	2,069
First Commonwealth Financial Corp.	221	1,161
Gleacher & Co. Inc. (c) (e)	40	102
MGIC Investment Corp. (c) (e)	229	1,580
optionsXpress Holdings Inc. (c)	99	1,554
Redwood Trust Inc.	156	2,277
UMB Financial Corp.	43	1,536
		17,195
HEALTH CARE - 21.5%
Amedisys Inc. (c) (e)	76	3,351
American Medical Systems Holdings Inc. (c)	305	6,755
BioMarin Pharmaceutical Inc. (c) (e)	133	2,528
Bruker Corp. (c)	137	1,662
Centene Corp. (c)	156	3,344
Cutera Inc. (c)	145	1,333
Eclipsys Corp. (c)	381	6,799
Genoptix Inc. (c)	106	1,831
Icon Plc - ADR (c)	181	5,236
Lincare Holdings Inc.	179	5,805
MedAssets Inc. (c)	183	4,234
Onyx Pharmaceuticals Inc. (c)	92	1,997
Quality Systems Inc. (e)	104	6,006
Regeneron Pharmaceuticals Inc. (c)	86	1,919
Salix Pharmaceuticals Ltd. (c)	42	1,641
Seattle Genetics Inc. (c)	72	869
Thoratec Corp. (c) (e)	244	10,429
Vital Images Inc. (c)	93	1,191
		66,930
INDUSTRIALS - 13.4%
Geo Group Inc. (c)	281	5,828
GrafTech International Ltd. (c)	430	6,282
Landstar System Inc.	138	5,371
Northwest Pipe Co. (c)	143	2,726
Regal-Beloit Corp.	92	5,151
Ritchie Bros. Auctioneers Inc. (e)	132	2,408
Triumph Group Inc.	49	3,257
WABCO Holdings Inc. (c)	165	5,190
Waste Connections Inc. (c)	155	5,419
		41,632
INFORMATION TECHNOLOGY - 27.2%
Ansys Inc. (c) (e)	150	6,088
ArcSight Inc. (c)	107	2,403
Coherent Inc. (c)	144	4,956
DTS Inc. (c)	170	5,576
EMS Technologies Inc. (c)	236	3,549
FormFactor Inc. (c) (e)	386	4,167
Informatica Corp. (c) (e)	235	5,619
Monster Worldwide Inc. (c) (e)	196	2,283
Netezza Corp. (c)	299	4,088
ON Semiconductor Corp. (c)	699	4,461
Radiant Systems Inc. (c)	134	1,934
Riverbed Technology Inc. (c)	147	4,069
Rovi Corp. (c)	230	8,712
Rubicon Technology Inc. (c) (e)	140	4,184
SuccessFactors Inc. (c) (e)	169	3,522
Teradyne Inc. (c) (e)	257	2,506
TIBCO Software Inc. (c)	519	6,256
Varian Semiconductor Equipment Associates Inc. (c)	219	6,272
Veeco Instruments Inc. (c) (e)	114	3,901
		84,546
MATERIALS - 2.9%
Huntsman Corp.	678	5,881
Titanium Metals Corp. (c)	176	3,095
		8,976

Total Common Stocks (cost $281,654)		307,506

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$1,272	54

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,272)		54

SHORT TERM INVESTMENTS - 12.5%
Mutual Funds - 0.8%
JNL Money Market Fund, 0.06% (a) (h)	2,344	2,344

Securities Lending Collateral - 11.7%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	30,668	30,668
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	5,874	5,874
		36,542

Total Short Term Investments (cost $38,886)		38,886

Total Investments - 111.4% (cost $321,812)		346,446
Other Assets and Liabilities, Net - (11.4%)		(35,483)
Total Net Assets - 100%		$310,963

JNL/Franklin Templeton Founding Strategy Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Franklin Templeton Global Growth Fund (73.8%) (a)		40,248	$270,866
JNL/Franklin Templeton Income Fund (37.2%) (a)		32,888	305,530
JNL/Franklin Templeton Mutual Shares Fund (59.5%) (a)		37,699	272,942

Total Investment Funds (cost $1,043,808)			849,338

Total Investments - 100.0% (cost $1,043,808)			849,338
Other Assets and Liabilities, Net - 0.0%			(53)
Total Net Assets - 100%			$849,285

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 92.9%
CONSUMER DISCRETIONARY - 17.3%
Accor SA (e)		35	$1,600
Bayerische Motoren Werke AG		56	2,728
Chico’s FAS Inc.		141	1,395
Comcast Corp. - Class A		30	529
Comcast Corp. - Special Class A		361	5,928
Compagnie Generale des Etablissements Michelin		31	2,168
Compass Group Plc		143	1,089
Expedia Inc.		75	1,410
Home Depot Inc.		62	1,754
Hyundai Motor Co.		41	4,759
Inditex SA		31	1,783
Kingfisher Plc		934	2,927
News Corp. - Class A		481	5,747
Pearson Plc		257	3,379
Reed Elsevier NV		173	1,918
Target Corp.		42	2,042
Time Warner Cable Inc.		69	3,591
Time Warner Inc.		116	3,342
Toyota Motor Corp.		76	2,601
USS Co. Ltd.		19	1,374
Viacom Inc. - Class B		113	3,544
Vivendi SA		207	4,213
Walt Disney Co.		112	3,522
			63,343
CONSUMER STAPLES - 2.4%
CVS Caremark Corp.		88	2,575
Nestle SA		78	3,781
Premier Foods Plc (c)		1,459	416
Tesco Plc		366	2,064
			8,836
ENERGY - 8.8%
Baker Hughes Inc.		62	2,594
BG Group Plc		131	1,947
BP Plc		782	3,741
Chevron Corp.		40	2,688
ENI SpA		152	2,795
Gazprom OAO - ADR		87	1,653
Halliburton Co.		134	3,285
Royal Dutch Shell Plc - Class B		233	5,638
SBM Offshore NV (e)		76	1,081
StatoilHydro ASA		92	1,774
Total SA		116	5,197
			32,393
FINANCIALS - 12.4%
ACE Ltd.		50	2,581
American Express Co.		80	3,167
Aviva Plc		717	3,330
AXA SA		107	1,638
Bank of America Corp.		57	824
Bank of New York Mellon Corp.		68	1,682
Cheung Kong Holdings Ltd.		124	1,431
DBS Group Holdings Ltd.		211	2,048
HSBC Holdings Plc (e)		371	3,405
ICICI Bank Ltd. - ADR (e)		51	1,846
ING Groep NV (c)		344	2,545
Intesa Sanpaolo SpA		689	1,814
JPMorgan Chase & Co.		38	1,382
KB Financial Group Inc. - ADR (e)		49	1,868
Muenchener Rueckversicherungs AG		20	2,477
Progressive Corp.		185	3,456
RenaissanceRe Holdings Ltd.		37	2,107
Standard Life Plc		78	200
Swire Pacific Ltd.		156	1,765
Swiss Reinsurance		42	1,741
Torchmark Corp.		30	1,509
UBS AG (c)		66	878
UniCredit SpA		807	1,786
			45,480
HEALTH CARE - 15.9%
Abbott Laboratories		35	1,659
Amgen Inc. (c)		163	8,563
Biogen Idec Inc. (c)		33	1,561
Bristol-Myers Squibb Co.		62	1,542
Covidien Plc		125	5,023
GlaxoSmithKline Plc		299	5,071
Lonza Group AG		25	1,694
Medtronic Inc.		59	2,156
Merck & Co. Inc.		142	4,979
Merck KGaA		23	1,721
Novartis AG		92	4,466
Pfizer Inc.		421	5,997
Quest Diagnostics Inc.		65	3,238
Roche Holding AG		31	4,329
Sanofi-Aventis SA		106	6,407
			58,406
INDUSTRIALS - 10.7%
Adecco SA (e)		38	1,834
Alstom SA (e)		26	1,163
BAE Systems Plc		335	1,560
Brambles Ltd.		160	729
Deutsche Post AG		132	1,930
Empresa Brasileira de Aeronautica SA - ADR (e)		42	870
FedEx Corp.		49	3,421
General Electric Co.		226	3,257
Hays Plc		629	857
Koninklijke Philips Electronics NV		89	2,665
Randstad Holding NV (c)		50	1,976
Shanghai Electric Group Co. Ltd. (c)		2,332	1,034
Siemens AG		59	5,270
Tyco International Ltd.		141	4,979
United Parcel Service Inc. - Class B		83	4,697
Wolseley Plc (c)		142	2,824
			39,066
INFORMATION TECHNOLOGY - 16.7%
Accenture Plc		262	10,113
Brocade Communications Systems Inc. (c)		257	1,326
Cisco Systems Inc. (c)		234	4,984
Dell Inc. (c)		176	2,120
Flextronics International Ltd. (c)		258	1,446
FUJIFILM Holdings Corp.		50	1,445
Konica Minolta Holdings Inc.		154	1,482
Microsoft Corp.		341	7,853
Nintendo Co. Ltd.		3	851
Oracle Corp.		420	9,008
Samsung Electronics Co. Ltd. - GDR (e) (s) (u)		17	5,442
SAP AG (e)		87	3,877
Seagate Technology Inc. (c)		148	1,930
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		387	3,780
Telefonaktiebolaget LM Ericsson - Class B		233	2,587
Tyco Electronics Ltd.		119	3,027
			61,271
MATERIALS - 1.7%
Alcoa Inc.		142	1,429
CRH Plc		108	2,236
Svenska Cellulosa AB		113	1,333
Vale SA - ADR (e)		59	1,233
			6,231
TELECOMMUNICATION SERVICES - 7.0%
AT&T Inc.		37	906
China Telecom Corp. Ltd. - ADR (e)		34	1,631
France Telecom SA (e)		230	3,990
Singapore Telecommunications Ltd. (e)		2,437	5,269
Sprint Nextel Corp. (c)		488	2,069
Telefonica SA		134	2,482
Telekom Austria AG		160	1,780
Turkcell Iletisim Hizmet AS - ADR (e)		127	1,642
Vodafone Group Plc		2,857	5,886
			25,655

Total Common Stocks (cost $430,546)			340,681

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$527	22

Total Non-U.S. Government Agency Asset-Backed Securities (cost $527)			22

SHORT TERM INVESTMENTS - 12.0%
Mutual Funds - 7.3%
JNL Money Market Fund, 0.06% (a) (h)		26,632	26,632

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		16,060	16,060
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		1,341	1,341
			17,401

Total Short Term Investments (cost $44,033)			44,033

Total Investments - 104.9% (cost $475,106)			384,736
Other Assets and Liabilities, Net - (4.9%)			(18,089)
Total Net Assets - 100%			$366,647

JNL/Franklin Templeton Income Fund * (w)
COMMON STOCKS - 31.6%
CONSUMER DISCRETIONARY - 0.8%
Other Securities			$6,681

CONSUMER STAPLES - 0.6%
Other Securities			4,794

ENERGY - 5.0%
Canadian Oil Sands Trust		350	8,874
ConocoPhillips		200	9,818
Exxon Mobil Corp.		225	12,841
Other Securities			9,512
			41,045
FINANCIALS - 3.7%
Bank of America Corp.		600	8,622
Citigroup Inc. (c)		894	3,363
JPMorgan Chase & Co.		200	7,322
Wells Fargo & Co.		300	7,670
Other Securities			3,340
			30,317
HEALTH CARE - 3.2%
Merck & Co. Inc.		400	13,988
Pfizer Inc.		500	7,130
Other Securities			5,020
			26,138
INDUSTRIALS - 0.4%
Other Securities			2,163

INFORMATION TECHNOLOGY - 1.8%
Intel Corp.		350	6,808
Other Securities			8,031
			14,839
MATERIALS - 1.6%
Barrick Gold Corp.		130	5,903
Newmont Mining Corp.		110	6,791
Other Securities			766
			13,460
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.		300	7,257
Vodafone Group Plc		3,000	6,182
Other Securities			8,988
			22,427
UTILITIES - 11.8%
American Electric Power Co. Inc.		170	5,491
Dominion Resources Inc.		150	5,811
Duke Energy Corp.		550	8,800
NextEra Energy Inc.		170	8,289
PG&E Corp.		220	9,042
Public Service Enterprise Group Inc.		200	6,266
Sempra Energy		120	5,615
Southern Co.		380	12,646
Xcel Energy Inc.		350	7,215
Other Securities			28,064
			97,239

Total Common Stocks (cost $293,477)			259,103

PREFERRED STOCKS - 5.4%
CONSUMER DISCRETIONARY - 0.1%
Other Securities			680

ENERGY - 0.5%
Other Securities			4,398

FINANCIALS - 4.5%
Bank of America Corp., Convertible Preferred,
7.25%, Series L (p)		8	7,600
Citigroup Inc. 7.50%, 12/15/12		60	6,780
Wells Fargo & Co., Convertible Preferred,
7.50%, Series L (p)		9	7,914
Other Securities			14,418
			36,712
HEALTH CARE - 0.2%
Tenet Healthcare Corp., 7.00%, 10/01/12		2	1,747

UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred,
8.38%, 06/01/12 (c)		20	987

Total Preferred Stocks (cost $64,675)			44,524

WARRANTS - 0.0%
Other Securities			159

Total Warrants (cost $106)			159

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Other Securities			935

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,266)			935

CORPORATE BONDS AND NOTES - 57.4%
CONSUMER DISCRETIONARY - 8.0%
Cablevision Systems Corp.
8.63%, 09/15/17 (t)		$1,000	1,020
7.75%, 04/15/18		3,000	3,000
8.00%, 04/15/20 (e)		3,000	3,038
CCH II LLC, 13.50%, 11/30/16 (e)		5,134	5,981
Clear Channel Communications Inc. Term Loan B,
4.00%, 11/13/15 (i) (u)		6,775	5,199
DISH DBS Corp., 7.75%, 05/31/15		5,000	5,150
Hertz Corp.
8.88%, 01/01/14		10,000	10,125
10.50%, 01/01/16		1,250	1,297
Other Securities			30,994
			65,804
CONSUMER STAPLES - 0.2%
Other Securities			1,980

ENERGY - 11.9%
Chesapeake Energy Corp.
9.50%, 02/15/15 (e)		2,500	2,762
6.50%, 08/15/17 (e)		4,000	3,945
6.25%, 01/15/18 (e)		2,200	2,222
7.25%, 12/15/18		5,000	5,162
El Paso Corp.
12.00%, 12/12/13		1,600	1,844
7.25%, 06/01/18 (e)		4,100	4,111
7.75%, 01/15/32		1,000	988
Petrohawk Energy Corp.
10.50%, 08/01/14 (e)		2,000	2,150
7.88%, 06/01/15 (e)		3,200	3,208
SandRidge Energy Inc.
4.16%, 04/01/14 (e) (i)		2,000	1,753
9.88%, 05/15/16 (e) (t)		2,600	2,639
8.00%, 06/01/18 (e) (t)		2,500	2,369
Texas Competitive Electric Holdings Co. LLC, Term Loan
3.58%, 10/10/14 (i) (u)		2,992	2,199
3.87%, 10/24/14 (i) (u)		1,975	1,467
4.03%, 10/24/14 (i) (u)		335	249
4.07%, 10/24/14 (i) (u)		4,560	3,388
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15		6,500	4,290
10.25%, 11/01/15 (e)		11,000	7,260
10.50%, 11/01/16 (e)		5,281	3,380
Other Securities			42,142
			97,528
FINANCIALS - 14.9%
Bank of America Corp., 8.13% (callable at
100 beginning 05/15/18) (p)		1,000	966
CIT Group Inc.
7.00%, 05/01/14		800	754
7.00%, 05/01/15 (e)		8,000	7,380
7.00%, 05/01/16 (e)		9,500	8,669
7.00%, 05/01/17		3,500	3,150
Ford Motor Credit Co. LLC
3.28%, 01/13/12 (i)		10,000	9,712
7.00%, 10/01/13		4,000	4,079
8.00%, 06/01/14		2,500	2,580
8.70%, 10/01/14		5,000	5,211
7.00%, 04/15/15		2,000	1,978
12.00%, 05/15/15		3,000	3,473
Host Hotels & Resorts LP
6.88%, 11/01/14		1,000	998
6.38%, 03/15/15		3,500	3,430
6.75%, 06/01/16 (e)		1,000	989
9.00%, 05/15/17 (e)		600	642
iStar Financial Inc.
1.03%, 10/01/12 (i)		4,500	3,240
8.63%, 06/01/13		5,000	4,050
JPMorgan Chase & Co., 7.90%, (callable at
100 beginning 04/30/18) (p)		11,500	11,853
Liberty Mutual Group Inc., 10.75%, 06/15/58 (t)		5,000	5,400
Petroplus Finance Ltd.
6.75%, 05/01/14 (t)		1,000	870
7.00%, 05/01/17 (e) (t)		3,000	2,445
9.38%, 09/15/19 (e) (t)		2,000	1,720
UPC Germany GmbH
8.13%, 12/01/17 (e) (t)	EUR	2,100	2,058
8.13%, 12/01/17 (t)		2,750	3,346
9.63%, 12/01/19 (t)	EUR	1,500	1,853
Wells Fargo Capital XIII,
7.70% (callable at 100 beginning 03/26/13) (p)		900	909
Wells Fargo Capital XV,
9.75% (callable at 100 on 09/26/13) (e) (p)		5,000	5,350
Other Securities			25,312
			122,417
HEALTH CARE - 6.2%
Community Health Systems Inc., 8.88%, 07/15/15		5,000	5,156
HCA Inc.
6.38%, 01/15/15		1,500	1,401
6.50%, 02/15/16		1,500	1,399
9.25%, 11/15/16		3,500	3,710
8.50%, 04/15/19		6,000	6,360
7.88%, 02/15/20		6,000	6,172
Tenet Healthcare Corp.
7.38%, 02/01/13		3,000	3,000
9.25%, 02/01/15 (e)		5,000	5,162
9.00%, 05/01/15 (e) (t)		3,500	3,701
10.00%, 05/01/18 (t)		3,500	3,868
Other Securities			10,891
			50,820
INDUSTRIALS - 4.1%
Case New Holland Inc., 7.88%, 12/01/17 (t)		6,200	6,246
RBS Global & Rexnord LLC
11.75%, 08/01/16 (e)		1,500	1,564
8.50%, 05/01/18 (e) (t)		4,500	4,365
Severstal Columbus LLC, 10.25%, 02/15/18 (e) (t)		5,000	5,162
Other Securities			16,023
			33,360
INFORMATION TECHNOLOGY - 5.1%
First Data Corp., Term Loan
3.10%, 09/24/14 (i) (u)		215	181
3.10%, 09/24/14 (i) (u)		1,647	1,387
3.10%, 09/24/14 (i) (u)		88	74
3.10%, 10/01/14 (i) (u)		1,845	1,554
3.10%, 10/01/14 (i) (u)		1,870	1,575
3.10%, 10/01/14 (i) (u)		175	148
First Data Corp.
9.88%, 09/24/15		5,500	4,180
9.88%, 09/24/15		6,000	4,500
11.25%, 03/31/16 (e)		1,500	922
Freescale Semiconductor Inc.
8.88%, 12/15/14 (e)		9,500	8,669
10.13%, 12/15/16		850	680
10.13%, 03/15/18 (t)		5,000	5,100
9.25%, 04/15/18 (t)		3,000	2,962
Other Securities			9,567
			41,499
MATERIALS - 1.8%
Other Securities			14,941

TELECOMMUNICATION SERVICES - 1.0%
Other Securities			7,896

UTILITIES - 4.2%
Dynegy Holdings Inc.
7.50%, 06/01/15 (e)		10,000	7,912
8.38%, 05/01/16 (e)		2,500	1,978
7.75%, 06/01/19		2,000	1,382
Energy Future Holdings Corp.
10.88%, 11/01/17 (e)		4,000	2,960
11.25%, 11/01/17		9,378	6,095
TXU Corp., 6.55%, 11/15/34		9,000	4,006
Other Securities			10,276
			34,609

Total Corporate Bonds and Notes (cost $477,506)			470,854

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Other Securities			2,626

Total Government and Agency Obligations (cost $2,503)			2,626

SHORT TERM INVESTMENTS - 20.2%
Mutual Funds - 7.1%
JNL Money Market Fund, 0.06% (a) (h)		58,693	58,693

Securities Lending Collateral - 13.1%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		98,769	98,769
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		8,620	8,620
			107,389

Total Short Term Investments (cost $166,082)			166,082

Total Investments - 115.0% (cost $1,006,615)			944,283
Other Assets and Liabilities, Net - (15.0%)			(123,436)
Total Net Assets - 100%			$820,847

JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 27.9%
Asatsu-DK Inc. (e)		249	$6,330
Carpetright Plc		767	7,330
CTS Eventim AG		67	3,250
Dignity Plc		631	6,094
JUMBO SA		909	5,536
Paddy Power Plc		172	5,355
Sankyo Co. Ltd.		70	3,142
SKY Perfect JSAT Holdings Inc.		2	542
Vitec Group Plc		764	4,880
			42,459
CONSUMER STAPLES - 4.8%
Aderans Holdings Co. Ltd. (c) (e)		500	6,031
McBride Plc		633	1,229
			7,260
FINANCIALS - 25.4%
ARA Asset Management Ltd.		9,679	7,443
Arch Capital Group Ltd. (c)		61	4,552
Daibiru Corp.		788	5,937
Fairfax Financial Holdings Ltd.		16	5,750
Korean Reinsurance Co.		4	30
Lancashire Holdings Ltd.		765	5,669
RHJ International (c)		740	5,483
Savills Plc		950	3,902
			38,766
HEALTH CARE - 4.0%
Genus Plc		546	6,021

INDUSTRIALS - 20.4%
Experian Plc		791	6,878
Flughafen Wien AG		47	2,476
HomeServe Plc		236	7,027
Nexans SA		67	3,929
Pfeiffer Vacuum Technology AG		42	3,082
Prysmian SPA		295	4,227
QinetiQ Group Plc		96	168
Spirax-Sarco Engineering Plc		158	3,210
			30,997
INFORMATION TECHNOLOGY - 9.2%
Neopost SA (e)		101	7,337
Rotork Plc		328	6,276
Wirecard AG (e)		45	382
			13,995
MATERIALS - 1.9%
Symrise AG		144	2,965

Total Common Stocks (cost $156,490)			142,463

RIGHTS - 0.0%
Golar LNG Energy Ltd. (c) (f) (s) (u)		44	33

Total Rights (cost $0)			33

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$212	9

Total Non-U.S. Government Agency Asset-Backed Securities (cost $212)			9

SHORT TERM INVESTMENTS - 13.0%
Mutual Funds - 5.0%
JNL Money Market Fund, 0.06% (a) (h)		7,593	7,593

Securities Lending Collateral - 8.0%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		11,210	11,210
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		926	926
			12,136

Total Short Term Investments (cost $19,729)			19,729

Total Investments - 106.6% (cost $176,431)			162,234
Other Assets and Liabilities, Net - (6.6%)			(10,086)
Total Net Assets - 100%			$152,148

JNL/Franklin Templeton Mutual Shares Fund * (w)
COMMON STOCKS - 84.9%
CONSUMER DISCRETIONARY - 6.7%
Mattel Inc.		225	4,753
News Corp. - Class A		696	8,324
Virgin Media Inc. (e)		263	4,387
Other Securities			13,161
			30,625
CONSUMER STAPLES - 23.7%
Altria Group Inc.		500	10,016
British American Tobacco Plc		309	9,821
CVS Caremark Corp.		444	13,028
Dr. Pepper Snapple Group Inc.		179	6,684
General Mills Inc.		107	3,800
Imperial Tobacco Group Plc		319	8,900
Kraft Foods Inc. - Class A		360	10,089
Kroger Co.		271	5,342
Nestle SA		182	8,794
Pernod-Ricard SA (e)		77	5,935
Reynolds American Inc.		66	3,443
Other Securities			22,894
			108,746
ENERGY - 5.5%
Marathon Oil Corp.		218	6,775
Royal Dutch Shell Plc - Class A		208	5,238
Transocean Ltd. (c)		94	4,340
Other Securities			9,188
			25,541
FINANCIALS - 14.8%
ACE Ltd.		87	4,481
Bank of America Corp.		502	7,219
Barclays Plc		1,014	4,047
Berkshire Hathaway Inc. - Class B (c) (e)		60	4,782
CIT Group Inc. (c)		16	527
Morgan Stanley		204	4,746
PNC Financial Services Group Inc.		67	3,791
Wells Fargo & Co.		238	6,097
White Mountains Insurance Group Ltd.		14	4,609
Other Securities			27,507
			67,806
HEALTH CARE - 8.1%
Eli Lilly & Co.		226	7,572
Novartis AG		84	4,065
Pfizer Inc.		351	5,004
Tenet Healthcare Corp. (c)		787	3,413
UnitedHealth Group Inc.		274	7,783
Other Securities			9,195
			37,032
INDUSTRIALS - 6.2%
A P Moller - Maersk A/S Class B		1	5,458
Orkla ASA		803	5,136
Owens Corning Inc. (c)		121	3,621
Siemens AG		71	6,338
Other Securities			7,902
			28,455
INFORMATION TECHNOLOGY - 8.0%
Dell Inc. (c)		404	4,868
LSI Corp. (c)		862	3,967
Microsoft Corp.		386	8,874
Motorola Inc. (c)		628	4,093
Xerox Corp.		734	5,898
Other Securities			8,877
			36,577
MATERIALS - 4.9%
International Paper Co.		241	5,453
Linde AG		42	4,459
Weyerhaeuser Co.		225	7,936
Other Securities			4,434
			22,282
TELECOMMUNICATION SERVICES - 3.3%
Telefonica SA		272	5,040
Vodafone Group Plc		3,117	6,421
Other Securities			3,730
			15,191
UTILITIES - 3.7%
E.ON AG		177	4,774
Exelon Corp.		102	3,880
NRG Energy Inc. (c)		176	3,727
Other Securities			4,744
			17,125

Total Common Stocks (cost $448,094)			389,380

PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Volkswagen AG		51	4,498

Total Preferred Stocks (cost $4,499)			4,498

CORPORATE BONDS AND NOTES - 5.2%
CONSUMER DISCRETIONARY - 0.5%
Other Securities			2,346

ENERGY - 0.8%
Other Securities			3,540

FINANCIALS - 3.4%
CIT Group Inc., Term Loan
9.50%, 01/20/12 (i) (u)		943	963
13.00%, 01/20/12 (i) (u)		369	381
CIT Group Inc.
7.00%, 05/01/13 (e)		176	169
7.00%, 05/01/14		264	249
7.00%, 05/01/15 (e)		264	244
7.00%, 05/01/16 (e)		1,799	1,642
7.00%, 05/01/17 (e)		1,793	1,614
Realogy Corp., Term Loan (o)
1.47%, 10/10/13 (i) (u)		1,007	853
3.25%, 10/10/13 (i) (u)		1,625	1,376
3.25%, 10/10/13 (i) (u)		3,790	3,210
13.50%, 10/15/17 (i) (u)		93	98
Other Securities			4,123
			14,922
INDUSTRIALS - 0.0%
Other Securities			-

INFORMATION TECHNOLOGY - 0.5%
Other Securities			2,352

Total Corporate Bonds and Notes (cost $24,880)			23,160

SHORT TERM INVESTMENTS - 11.8%
Mutual Funds - 8.4%
JNL Money Market Fund, 0.06% (a) (h)		38,506	38,506

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		15,751	15,751

Total Short Term Investments (cost $54,257)			54,257

Total Investments - 102.9% (cost $531,730)			471,295
Other Assets and Liabilities, Net - (2.9%)			(12,644)
Total Net Assets - 100%			$458,651

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 17.1%
Autoliv Inc. (c)		55	$2,632
Brown Shoe Co. Inc.		155	2,345
Brunswick Corp.		111	1,376
Cato Corp. - Class A		11	244
Christopher & Banks Corp.		125	774
DR Horton Inc. (e)		78	767
Drew Industries Inc. (c)		13	269
Ethan Allen Interiors Inc.		30	420
Fred’s Inc.		166	1,832
Gentex Corp.		134	2,415
Group 1 Automotive Inc. (c) (e)		92	2,153
Gymboree Corp. (c)		19	803
Hooker Furniture Corp.		40	423
J.C. Penney Co. Inc.		56	1,203
La-Z-Boy Inc. (c)		164	1,215
M/I Homes Inc. (c)		95	916
MDC Holdings Inc.		43	1,159
Men’s Wearhouse Inc.		111	2,034
Pier 1 Imports Inc. (c)		152	976
Regis Corp.		97	1,513
Saks Inc. (c) (e)		121	915
Thor Industries Inc.		149	3,546
Timberland Co. - Class A (c)		32	509
Tuesday Morning Corp. (c) (e)		166	661
Warnaco Group Inc. (c)		35	1,279
West Marine Inc. (c)		120	1,306
Winnebago Industries Inc. (c)		95	944
			34,629
CONSUMER STAPLES - 1.2%
Casey’s General Stores Inc.		49	1,696
Lancaster Colony Corp.		15	806
			2,502
ENERGY - 10.7%
Arch Coal Inc.		23	456
Atwood Oceanics Inc. (c)		81	2,067
Bristow Group Inc. (c)		90	2,646
Global Industries Ltd. (c)		290	1,302
Helix Energy Solutions Group Inc. (c)		155	1,669
Oil States International Inc. (c)		54	2,153
Overseas Shipholding Group Inc.		37	1,367
Rowan Cos. Inc. (c)		140	3,074
Teekay Corp.		64	1,662
Tidewater Inc.		72	2,788
Unit Corp. (c)		58	2,354
			21,538
FINANCIALS - 15.1%
American National Insurance Co.		14	1,134
Arthur J Gallagher & Co.		59	1,436
Aspen Insurance Holdings Ltd.		104	2,561
Chemical Financial Corp.		73	1,590
Erie Indemnity Co. - Class A		35	1,574
Hanover Insurance Group Inc.		32	1,401
HCC Insurance Holdings Inc.		14	352
Montpelier Re Holdings Ltd.		127	1,901
Old Republic International Corp.		265	3,214
Peoples Bancorp Inc.		2	33
Protective Life Corp.		211	4,505
RLI Corp. (e)		27	1,418
StanCorp Financial Group Inc.		45	1,832
Tower Group Inc.		109	2,351
Transatlantic Holdings Inc.		20	969
TrustCo Bank Corp.		325	1,820
Validus Holdings Ltd.		97	2,367
			30,458
HEALTH CARE - 5.3%
Mettler Toledo International Inc. (c)		21	2,288
Pharmaceutical Product Development Inc.		109	2,765
STERIS Corp.		76	2,365
Teleflex Inc.		36	1,970
West Pharmaceutical Services Inc.		33	1,208
			10,596
INDUSTRIALS - 29.0%
ABM Industries Inc.		124	2,587
Administaff Inc.		56	1,346
American Woodmark Corp. (e)		67	1,137
AO Smith Corp.		18	848
Apogee Enterprises Inc.		102	1,100
Applied Industrial Technologies Inc.		54	1,367
Astec Industries Inc. (c)		77	2,138
Brady Corp. - Class A		80	1,994
Briggs & Stratton Corp. (e)		77	1,311
Carlisle Cos. Inc.		74	2,677
Ceradyne Inc. (c)		63	1,340
CIRCOR International Inc.		24	624
CNH Global NV (c)		12	270
EMCOR Group Inc. (c)		68	1,564
Franklin Electric Co. Inc.		49	1,406
Gardner Denver Inc.		52	2,314
Genesee & Wyoming Inc. - Class A (c)		61	2,287
Gibraltar Industries Inc. (c) (e)		170	1,717
Graco Inc.		79	2,219
Granite Construction Inc.		86	2,028
Kennametal Inc.		85	2,169
Lincoln Electric Holdings Inc.		42	2,131
Mine Safety Appliances Co.		82	2,039
Mueller Industries Inc.		90	2,207
Nordson Corp.		47	2,653
Powell Industries Inc. (c)		27	741
Roper Industries Inc.		20	1,119
Simpson Manufacturing Co. Inc.		82	2,008
SkyWest Inc.		184	2,247
Timken Co.		21	546
Trinity Industries Inc. (e)		170	3,009
Universal Forest Products Inc. (e)		83	2,522
Wabash National Corp. (c)		174	1,234
Watts Water Technologies Inc.		61	1,734
			58,633
INFORMATION TECHNOLOGY - 3.2%
Benchmark Electronics Inc. (c)		192	3,043
Cohu Inc.		138	1,668
Diebold Inc.		8	204
Rofin-Sinar Technologies Inc. (c)		76	1,572
			6,487
MATERIALS - 8.0%
AptarGroup Inc.		41	1,547
Cabot Corp.		68	1,639
Glatfelter		69	753
Reliance Steel & Aluminum Co.		65	2,350
RPM International Inc.		154	2,747
Sensient Technologies Corp.		42	1,086
Steel Dynamics Inc.		222	2,923
United States Steel Corp. (e)		5	193
Westlake Chemical Corp. (e)		159	2,950
			16,188
UTILITIES - 3.7%
Atmos Energy Corp.		28	763
Energen Corp.		49	2,172
NV Energy Inc.		248	2,928
PNM Resources Inc.		143	1,598
			7,461

Total Common Stocks (cost $201,776)			188,492

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$636	27

Total Non-U.S. Government Agency Asset-Backed Securities (cost $636)			27

SHORT TERM INVESTMENTS - 12.6%
Mutual Funds - 9.1%
JNL Money Market Fund, 0.06% (a) (h)		18,417	18,417

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		3,713	3,713
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		3,416	3,416
			7,129

Total Short Term Investments (cost $25,546)			25,546

Total Investments - 105.9% (cost $227,958)			214,065
Other Assets and Liabilities, Net - (5.9%)			(11,980)
Total Net Assets - 100%			$202,085

JNL/Goldman Sachs Core Plus Bond Fund
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (s) (u)		491	$184

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f) (s) (u)		2	4

Total Common Stocks (cost $227)			188

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.2%
Adjustable Rate Mortgage Trust
REMIC, 3.09%, 04/25/35 (i)		$338	297
American Home Mortgage Assets Trust
REMIC, 1.11%, 02/25/47 (i)		3,579	1,753
Amortizing Residential Collateral Trust
REMIC, 2.15%, 08/25/32 (i)		58	17
Asset Backed Securities Corp. Home Equity
REMIC, 3.20%, 04/15/33 (i)		46	17
Banc of America Funding Corp.
5.72%, 06/20/36 (i)		2,154	1,392
0.63%, 06/20/47 (i)		1,700	529
REMIC, 5.79%, 10/25/36 (i)		110	100
Banc of America Mortgage Securities Inc.
REMIC, 4.78%, 09/25/35 (i)		1,226	1,038
BCAP LLC Trust REMIC, 0.99%, 11/25/36 (i)		424	376
Bear Stearns Adjustable Rate Mortgage Trust
REMIC, 2.61%, 04/25/34 (i)		378	337
REMIC, 4.07%, 11/25/34 (i)		1,044	982
Bear Stearns Alt-A Trust II REMIC, 5.75%, 09/25/47 (i)		2,935	1,823
Carrington Mortgage Loan Trust
REMIC, 0.58%, 12/25/35 (i)		113	108
Chase Mortgage Finance Corp.
REMIC, 3.00%, 02/25/37 (i)		481	447
CIT Mortgage Loan Trust
REMIC, 1.59%, 04/30/10 (i) (s) (u)		700	378
REMIC, 1.79%, 09/25/24 (i) (s) (u)		1,280	522
REMIC, 1.35%, 10/25/37 (i) (s) (u)		786	722
Citigroup Mortgage Loan Trust Inc.
REMIC, 3.27%, 12/25/35 (i)		1,670	899
College Loan Corp. Trust, 1.65%, 03/01/42 (i) (u)		1,000	890
Commercial Mortgage Asset Trust REMIC,
7.35%, 01/17/32		400	443
Conseco Financial Corp., REMIC, 7.07%, 01/15/29		184	194
Countrywide Alternative Loan Trust
REMIC, 1.92%, 09/25/35 (i)		294	171
REMIC, 1.80%, 11/25/47 (i)		4,582	2,244
Countrywide Asset-Backed Certificates
REMIC, 1.60%, 06/25/34 (i)		198	49
Countrywide Home Loan Mortgage Pass-Through Trust
REMIC, 3.42%, 02/19/34 (i)		505	463
REMIC, 3.48%, 11/20/34 (i)		449	379
Credit Suisse Mortgage Capital Certificates
REMIC, 6.50%, 10/25/21 (s) (u)		3,018	2,038
REMIC, 5.61%, 02/15/39 (i)		3,060	3,220
REMIC, 5.47%, 09/15/39		6,000	5,897
Deutsche Bank Alternate Loan Trust
REMIC, 4.25%, 08/25/35 (i)		620	474
Downey Savings & Loan Association Mortgage Loan
Trust REMIC, 1.33%, 03/19/46 (i)		490	234
Education Funding Capital Trust I, 0.70%, 12/15/22 (i)		1,714	1,701
Educational Secvices of America Inc.,
1.10%, 07/25/23 (i) (s) (u)		2,000	2,021
FDIC Structured Sale Guaranteed Notes
REMIC, 0.90%, 02/25/48 (i) (s) (u)		918	921
First Horizon Asset Securities Inc. Pass-Through
Trust REMIC, 3.01%, 07/25/33 (i)		181	179
First Union National Bank Commercial Mortgage
Trust - Interest Only REMIC, 1.06%, 05/17/32 (i) (s) (u)		2,263	70
GMAC Mortgage Corp. Loan Trust
REMIC, 7.00%, 09/25/37 (i)		409	223
REMIC, 7.00%, 09/25/37 (i)		346	203
Goal Capital Funding Trust, 1.24%, 08/25/48 (i) (s) (u)		4,500	4,492
GSMPS Mortgage Loan Trust, 0.58%, 02/25/35 (i) (s) (u)		126	104
GSR Mortgage Loan Trust REMIC, 3.04%, 10/25/35 (i)		635	465
Harborview Mortgage Loan Trust
REMIC, 0.69%, 06/20/35 (i)		1,256	1,006
REMIC, 5.77%, 08/19/36 (i)		2,319	1,491
HFC Home Equity Loan Asset Backed Certificates
REMIC, 1.55%, 11/20/36 (i)		1,696	1,429
Impac CMB Trust REMIC, 0.99%, 03/25/35 (i) (s) (u)		169	77
IndyMac Index Mortgage Loan Trust
REMIC, 0.97%, 06/25/34 (i)		378	226
REMIC, 3.00%, 03/25/35 (i)		654	471
REMIC, 3.15%, 08/25/35 (i)		754	566
REMIC, 0.56%, 05/25/46 (i)		1,123	585
JPMorgan Chase & Co. Mortgage Funding Trust
REMIC, 0.51%, 12/25/36 (i)		3,334	1,804
JPMorgan Chase Commercial Mortgage Securities
Corp. REMIC, 4.94%, 08/15/42 (i)		7,000	7,355
LB-UBS Commercial Mortgage Trust
6.65%, 11/15/27		5,757	5,891
REMIC, 5.32%, 09/15/39		1,000	1,034
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37		5,341	2,960
Lehman XS Trust
REMIC, 0.61%, 02/25/46 (i)		2,339	1,171
REMIC, 1.20%, 09/25/47 (i)		1,667	957
Luminent Mortgage Trust REMIC, 0.54%, 05/25/46 (i)		660	312
MASTR Adjustable Rate Mortgages Trust
REMIC, 3.95%, 10/25/34 (i)		300	247
REMIC, 3.75%, 12/25/34 (i)		99	71
REMIC, 4.66%, 01/25/36 (i)		835	742
REMIC, 1.62%, 12/25/46 (i)		4,017	1,361
MASTR Seasoned Securities Trust
REMIC, 4.70%, 10/25/32 (i)		359	302
Merit Securities Corp. REMIC, 1.85%, 09/28/32 (i) (s) (u)		267	226
Merrill Lynch Alternative Note Asset Trust
REMIC, 0.54%, 07/25/37 (i)		828	414
Mid-State Trust, 7.34%, 07/01/35		229	233
Morgan Stanley Capital I REMIC, 5.38%, 11/14/42 (i)		1,500	1,600
Morgan Stanley Mortgage Loan Trust
REMIC, 3.32%, 08/25/34 (i)		190	157
REMIC, 4.94%, 03/25/36 (i)		1,817	1,098
REMIC, 0.47%, 10/25/36 (i)		4	4
Residential Accredit Loans Inc.
REMIC, 6.44%, 10/25/37 (i)		4,386	2,012
REMIC, 1.41%, 01/25/46 (i)		1,362	723
Residential Funding Mortgage Securities I Inc.
REMIC, 3.22%, 08/25/35 (i)		740	485
REMIC, 5.20%, 09/25/35 (i)		1,077	936
Sigma Finance, Inc. (d) (f) (u)		340	14
SLM Student Loan Trust REMIC, 0.39%, 04/25/22 (i)		2,500	2,480
Structured Adjustable Rate Mortgage Loan Trust
REMIC, 2.47%, 05/25/34 (i)		651	601
REMIC, 2.55%, 09/25/34 (i)		272	231
REMIC, 2.63%, 11/25/34 (i)		1,284	1,117
Structured Asset Mortgage Investments Inc.
REMIC, 2.68%, 08/25/35 (i)		112	72
Washington Mutual Mortgage Pass-Through Certificates
REMIC, 2.71%, 06/25/34 (i)		850	840
REMIC, 5.03%, 12/25/35 (i)		1,494	1,402
REMIC, 5.48%, 09/25/36 (i)		1,516	1,251
REMIC, 0.58%, 04/25/45 (i)		182	141
Wells Fargo Alternative Loan Trust
REMIC, 6.34%, 12/28/37 (i)		3,386	2,429
Wells Fargo Mortgage Backed Securities Trust
REMIC, 4.42%, 04/25/36 (i)		415	382

Total Non-U.S. Government Agency Asset-Backed Securities (cost $112,264)			87,718

CORPORATE BONDS AND NOTES - 31.1%
CONSUMER DISCRETIONARY - 1.1%
Comcast Cable Communications Holdings Inc.,
8.38%, 03/15/13		356	412
Comcast Corp., 5.50%, 03/15/11		375	386
Comcast Holdings Corp., 10.63%, 07/15/12		875	1,018
CSC Holdings Inc., 7.63%, 04/01/11		250	256
DirecTV Holdings LLC
5.88%, 10/01/19 (e)		825	901
6.35%, 03/15/40 (e)		650	696
DISH DBS Corp., 6.63%, 10/01/14		575	575
Reed Elsevier Capital Inc., 8.63%, 01/15/19		1,761	2,242
Rensselaer Polytechnic Institute, 5.60%, 09/01/20		2,300	2,493
Whirlpool Corp.
8.00%, 05/01/12 (l)		400	438
8.60%, 05/01/14 (l)		500	590
WPP Finance Co.Ltd., 8.00%, 09/15/14 (l)		778	912
			10,919
CONSUMER STAPLES - 1.1%
Altria Group Inc., 9.70%, 11/10/18 (l)		625	791
Anheuser-Busch InBev Worldwide Inc.
7.20%, 01/15/14 (t)		850	977
4.13%, 01/15/15 (e)		1,750	1,832
7.75%, 01/15/19 (t)		1,500	1,821
BAT International Finance Plc, 9.50%, 11/15/18 (t)		1,150	1,507
CVS Caremark Corp., 5.75%, 06/01/17		975	1,085
Kraft Foods Inc.
6.13%, 08/23/18 (e)		1,125	1,282
6.50%, 02/09/40		1,025	1,146
			10,441
ENERGY - 2.7%
Canadian Natural Resources Ltd., 5.15%, 02/01/13		900	970
Chesapeake Energy Corp.
6.63%, 01/15/16 (e)		275	279
6.50%, 08/15/17 (e)		275	271
DCP Midstream LLC, 9.75%, 03/15/19 (t)		1,625	2,090
Dolphin Energy Ltd., 5.89%, 06/15/19 (t)		806	833
El Paso Corp.
7.88%, 06/15/12 (e)		325	341
7.80%, 08/01/31		33	33
7.75%, 01/15/32		515	509
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 04/01/20		400	409
Energy Transfer Partners LP, 5.95%, 02/01/15		2,000	2,134
Enterprise Products Operating LLC
6.65%, 04/15/18		1,500	1,709
7.03%, 01/15/68		775	713
Gulf South Pipeline Co. LP, 6.30%, 08/15/17 (t)		1,200	1,297
ONEOK Partners LP
6.65%, 10/01/36		1,225	1,257
6.85%, 10/15/37		375	396
Petroleos Mexica, 8.00%, 05/03/19		1,940	2,309
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (t)		120	127
Suncor Energy Inc., 6.10%, 06/01/18 (e)		1,175	1,324
TransCanada PipeLines Ltd., 6.35%, 05/15/67		1,375	1,225
Transocean Inc., 1.50%, 12/15/37		4,325	3,838
Williams Cos. Inc.
7.88%, 09/01/21		100	115
8.75%, 03/15/32 (e)		1,075	1,254
Williams Partners LP, 5.25%, 03/15/20 (e) (t)		1,050	1,074
XTO Energy Inc., 6.50%, 12/15/18		1,175	1,426
			25,933
FINANCIALS - 22.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (t)		5,700	5,889
ANZ National International Ltd.,
3.25%, 04/02/12 (e) (t)		6,000	6,180
Australia & New Zealand Banking Group Ltd.,
3.20%, 12/15/11 (s) (u)		4,300	4,427
Bank of America Corp.
5.42%, 03/15/17		1,300	1,295
5.63%, 07/01/20 (e)		1,675	1,688
BBVA Bancomer SA, 7.25%, 04/22/20 (e) (t)		2,125	2,096
BRFkredit AS, 2.05%, 04/15/13 (t)		8,300	8,449
Chubb Corp., 6.38%, 03/29/67 (e)		825	792
Citigroup Funding Inc.
1.88%, 10/22/12 (e)		16,800	17,153
1.88%, 11/15/12 (e)		5,300	5,412
Citigroup Inc.
2.13%, 04/30/12		1,900	1,947
1.88%, 05/07/12		3,000	3,062
6.38%, 08/12/14		1,325	1,407
5.00%, 09/15/14		2,475	2,475
Credit Agricole SA, 8.38% (callable at 100
beginning 10/13/19) (p) (t)		750	709
Danske Bank A/S, 2.50%, 05/10/12 (t)		2,000	2,046
Deutsche Bank AG, Credit Linked Note (Indonesia
Government)
10.50%, 07/15/17, Moody rating Ba2 (s) (u)	IDR	4,600,000	556
10.00%, 08/15/30, Moody rating Ba2 (f) (t)	IDR	23,200,000	2,987
Developer Diversified Realty Corp.,
7.50%, 04/01/17		1,250	1,227
Discover Bank, 8.70%, 11/18/19		1,325	1,471
El Paso Performance-Linked Trust,
7.75%, 07/15/11 (s) (u)		1,290	1,330
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15		700	750
ENEL Finance International SA, 5.13%, 10/07/19 (e) (t)		1,300	1,306
Fifth Third Bancorp, 0.55%, 05/17/13 (i)		1,325	1,244
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (s) (u)		1,800	1,811
First Niagara Financial Group Inc., 6.75%, 03/19/20		925	971
Ford Motor Credit Co. LLC, 5.79%, 06/15/11 (e) (i)		600	608
General Electric Capital Corp.
2.00%, 09/28/12		8,600	8,805
2.63%, 12/28/12		6,500	6,755
GMAC Inc.
6.88%, 09/15/11 (e)		3,400	3,443
1.75%, 10/30/12		9,100	9,258
Hartford Financial Services Group Inc.,
6.63%, 03/30/40		450	418
HSBC Holdings Plc, 6.80%, 06/01/38		2,650	2,856
ING Capital Funding Trust III,
8.44% (callable at 100 beginning 12/31/10) (p)		1,075	935
John Deere Capital Corp., 2.88%, 06/19/12 (e)		5,950	6,187
JPMorgan Chase & Co.
6.00%, 01/15/18		525	580
7.25%, 02/01/18		1,475	1,722
7.90%, (callable at 100 beginning 04/30/18) (p)		2,050	2,113
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government 10.00%, 07/15/17,
Moody rating Ba2) (f)	IDR	31,673,000	4,012
Kreditanstalt fuer Wiederaufbau
3.25%, 02/15/11		9,100	9,238
1.88%, 01/14/13		5,900	5,983
Landwirtschaftliche Rentenbank
5.25%, 07/02/12		4,500	4,858
4.88%, 01/10/14		6,000	6,631
LeasePlan Corp. NV, 3.00%, 05/07/12 (t)		3,400	3,497
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (t)		1,325	1,277
Merrill Lynch & Co. Inc.
6.05%, 05/16/16		1,125	1,163
6.40%, 08/28/17		700	730
6.88%, 04/25/18		1,225	1,307
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (t)		500	540
Morgan Stanley
5.75%, 08/31/12		675	707
5.95%, 12/28/17		825	835
6.63%, 04/01/18		2,775	2,909
7.30%, 05/13/19 (e)		425	457
5.63%, 09/23/19		925	895
MUFG Capital Finance 1 Ltd.,
6.35% (callable at 100 on 07/25/16) (p)		1,310	1,267
Northwestern Mutual Life Insurance Co.,
6.06%, 03/30/40 (t)		2,875	3,082
PNC Bank NA, 6.88%, 04/01/18		975	1,102
PNC Funding Corp., 1.88%, 06/22/11 (e)		5,300	5,367
ProLogis, 1.88%, 11/15/37		1,075	965
Prudential Financial Inc., 3.88%, 01/14/15		2,450	2,467
Resona Preferred Global Securities Cayman Ltd.,
7.19% (callable at 100 beginning 07/30/15) (p) (t)		1,525	1,403
Royal Bank of Scotland Group Plc
1.50%, 03/30/12 (t)		7,500	7,514
4.88%, 08/25/14 (t)		1,850	1,855
Simon Property Group LP, 10.35%, 04/01/19		1,650	2,196
Swedbank AB, 2.80%, 02/10/12 (t)		4,300	4,410
Swiss Re Capital I LP, 6.85%
(callable at 100 on 05/25/16) (p) (t)		850	697
Transatlantic Holdings Inc., 8.00%, 11/30/39		975	984
Travelers Cos. Inc., 6.25%, 03/15/37 (e)		630	591
U.S. Bank NA, 4.38%, 02/28/17	EUR	700	848
UBS AG New Jersey-Credit Linked Note
(Federative Republic of Brazil, 6.00%, 01/17/17
Moody Rating Baa3) (s) (u)	BRL	1,620	468
WEA Finance LLC
7.50%, 06/02/14 (s) (u)		475	538
7.13%, 04/15/18 (t)		900	1,015
Western Corporate Federal Credit Union,
1.75%, 11/02/12		1,900	1,932
Westpac Banking Corp.1.90%, 12/14/12 (e) (t)		4,900	4,933
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (t)		800	818
White Mountains Re Group Inc.,
6.38%, 03/20/17 (s) (u)		1,275	1,276
ZFS Finance USA Trust I
5.88%, 05/09/32 (s) (u)		1,225	1,083
6.15%, 12/15/65 (t)		725	674
			214,884
HEALTH CARE - 0.4%
Boston Scientific Corp.
4.50%, 01/15/15		950	933
6.00%, 01/15/20 (e)		550	546
7.00%, 11/15/35 (l)		250	242
Covidien International Finance SA, 4.20%, 06/15/20		1,175	1,203
HCA Inc., 7.88%, 02/15/20		500	514
			3,438
INDUSTRIALS - 0.1%
General Electric Co., 5.25%, 12/06/17		750	816

INFORMATION TECHNOLOGY - 0.2%
Agilent Technologies Inc., 5.50%, 09/14/15 (e)		1,925	2,072

MATERIALS - 1.1%
Anglo American Capital Plc
9.38%, 04/08/14 (t)		414	495
9.38%, 04/08/19 (t)		625	804
ArcelorMittal, 6.13%, 06/01/18		1,375	1,438
Dow Chemical Co.
7.60%, 05/15/14 (l)		1,625	1,877
5.90%, 02/15/15		750	820
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17		1,950	2,145
International Paper Co., 7.95%, 06/15/18		625	744
Methanex Corp., 8.75%, 08/15/12		175	181
Radnor Holdings Corp., 11.00%, 07/15/10 (d) (s) (u)		125	-
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25		225	200
Teck Resources Ltd., 10.75%, 05/15/19		1,425	1,746
			10,450
TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc., 6.40%, 05/15/38 (e)		1,475	1,622
France Telecom SA, 7.75%, 03/01/11 (l)		1,975	2,061
Qwest Communications International Inc., 7.50%, 02/15/14		255	256
Qwest Corp.
8.88%, 03/15/12		125	134
8.38%, 05/01/16 (e)		750	819
Sprint Capital Corp., 8.38%, 03/15/12		500	524
Telecom Italia Capital SA
6.20%, 07/18/11		975	1,010
7.00%, 06/04/18 (e)		1,175	1,252
6.00%, 09/30/34		925	792
UBS Luxembourg SA for OJSC Vimpel Communications,
8.25%, 05/23/16		100	104
Verizon Communications Inc., 6.40%, 02/15/38 (e)		1,300	1,433
Verizon Wireless Capital LLC, 8.50%, 11/15/18 (e)		575	748
VIP Finance Ireland Ltd. for OJSC Vimpel Communications,
9.13%, 04/30/13		650	700
Windstream Corp., 8.63%, 08/01/16 (e)		180	181
			11,636
UTILITIES - 0.8%
AES Corp., 9.38%, 09/15/10		250	251
Arizona Public Service Co., 8.75%, 03/01/19		1,700	2,156
Commonwealth Edison Co.
(insured by AMBAC Assurance Corp.), 5.88%, 02/01/33		550	599
Nevada Power Co., 7.13%, 03/15/19		1,175	1,390
NiSource Finance Corp., 10.75%, 03/15/16 (l)		600	769
Progress Energy Inc., 7.05%, 03/15/19		1,275	1,506
Pugent Sound Energy Inc., 6.97%, 06/01/67		675	618
			7,289

Total Corporate Bonds and Notes (cost $288,719)			297,878

GOVERNMENT AND AGENCY OBLIGATIONS - 48.1%
GOVERNMENT SECURITIES - 22.9%
Municipals - 1.2%
Missouri Higher Education Loan Authority,
1.45%, 11/26/32 (i)		3,399	3,424
State of California
7.95%, 03/01/36		1,290	1,355
7.63%, 03/01/40		3,475	3,755
State of California Various Purpose Bond
7.50%, 04/01/34		1,625	1,734
7.55%, 04/01/39		1,325	1,422
			11,690
Sovereign - 5.1%
Brazilian Government International Bond,
4.88%, 01/22/21		2,210	2,213
Farmer Mac Guaranteed Notes Trust,
5.13%, 04/19/17 (t)		2,100	2,295
Mexican Bonos, 9.00%, 12/20/12	MXN	111,510	9,340
Peru Government International Bond,
7.13%, 03/30/19		1,130	1,336
Province of Ontario, Canada
4.10%, 06/16/14		1,100	1,183
4.60%, 05/26/15 (e)		1,475	1,628
Qatar Government International Bond
5.15%, 04/09/14		290	311
5.25%, 01/20/20 (t)		4,350	4,546
Republic of Argentina, 3.17%, 12/15/35 (i)		11,880	906
Swedish Housing Finance Corp., 3.13%, 03/23/12 (t)		1,100	1,140
Tennessee Valley Authority
4.38%, 06/15/15		2,400	2,650
5.98%, 04/01/36		1,250	1,496
United Mexican States, 6.05%, 01/11/40		1,000	1,055
US Central Federal Credit Union, 1.25%, 10/19/11 (e)		18,100	18,245
			48,344
Treasury Inflation Index Securities - 0.4%
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/25 (r)		1,735	1,924
2.00%, 01/15/26 (r)		1,428	1,510
			3,434
U.S. Treasury Securities - 16.2%
U.S. Treasury, Principal Only Strips
0.00%, 05/15/21 (j)		900	618
0.00%, 11/15/21 (j)		1,800	1,203
U.S. Treasury Bond
4.25%, 05/15/39		200	211
4.38%, 11/15/39 (m)		2,100	2,267
4.63%, 02/15/40		200	225
4.38%, 05/15/40		5,600	6,057
U.S. Treasury Note
1.00%, 08/31/11 (e)		18,000	18,117
1.00%, 04/30/12		4,800	4,836
0.75%, 05/31/12		18,400	18,453
0.63%, 06/30/12		32,300	32,303
1.38%, 03/15/13		2,300	2,330
1.75%, 04/15/13		1,900	1,943
1.13%, 06/15/13 (e)		3,500	3,514
1.88%, 06/30/15 (e)		7,900	7,930
3.00%, 09/30/16		5,800	6,048
3.13%, 01/31/17		1,300	1,360
4.00%, 08/15/18 (m)		11,100	12,209
3.75%, 11/15/18 (e)		9,700	10,452
2.75%, 02/15/19		1,400	1,395
3.13%, 05/15/19		2,950	3,012
3.63%, 08/15/19		19,600	20,725
			155,208
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 25.2%
Federal Home Loan Mortgage Corp. - 9.3%
Federal Home Loan Mortgage Corp.
4.50%, 04/02/14		5,000	5,537
5.00%, 11/13/14		9,600	10,854
5.05%, 01/26/15		4,600	5,208
4.50%, 12/01/18		2,220	2,369
4.50%, 02/01/19		96	102
5.00%, 12/01/35		240	254
5.50%, 01/01/36		212	229
5.50%, 01/01/36		42	45
5.50%, 02/01/36		1	1
5.97%, 01/01/37 (i)		936	997
6.00%, 09/01/37		22	24
6.00%, 09/01/37		22	24
6.50%, 01/01/38		3,144	3,452
6.00%, 02/01/38		17	18
6.00%, 02/01/38		23	25
6.00%, 02/01/38		26	28
6.00%, 07/01/38		136	148
6.00%, 07/01/38		22	24
6.00%, 07/01/38		127	138
6.00%, 10/01/38		28	30
6.00%, 10/01/38		20	22
6.00%, 11/01/38		3,049	3,315
6.00%, 11/01/38		20	21
6.50%, 12/01/38		1,715	1,882
5.00%, 03/01/39		169	179
5.00%, 05/01/39		57	60
5.00%, 05/01/39		548	580
5.00%, 06/01/39		1,396	1,479
5.00%, 06/01/39		999	1,058
5.00%, 06/01/39		742	786
5.00%, 07/01/39		44	46
5.00%, 07/01/39		45	48
5.00%, 07/01/39		376	399
5.00%, 07/01/39		285	302
5.00%, 07/01/39		587	622
5.00%, 08/01/39		57	61
5.00%, 08/01/39		88	93
5.00%, 08/01/39		31	33
5.00%, 08/01/39		99	105
5.00%, 08/01/39		79	84
5.00%, 08/01/39		34	37
5.00%, 08/01/39		49	52
4.50%, 09/01/39		976	1,012
4.50%, 09/01/39		2,889	2,996
5.00%, 09/01/39		101	107
5.00%, 09/01/39		94	100
5.00%, 09/01/39		151	160
5.00%, 09/01/39		143	151
5.00%, 09/01/39		456	483
5.00%, 09/01/39		110	117
5.00%, 09/01/39		51	55
5.00%, 09/01/39		39	41
5.00%, 09/01/39		41	43
5.00%, 09/01/39		959	1,016
5.00%, 09/01/39		66	69
5.00%, 09/01/39		122	129
5.00%, 09/01/39		156	165
5.00%, 09/01/39		-	-
4.50%, 10/01/39		195	202
4.50%, 10/01/39		98	101
5.00%, 10/01/39		673	713
5.00%, 10/01/39		1,173	1,242
5.00%, 10/01/39		-	-
5.00%, 10/01/39		143	152
5.00%, 10/01/39		160	170
5.00%, 11/01/39		-	-
5.00%, 11/01/39		1,315	1,393
5.00%, 11/01/39		4,872	5,161
5.00%, 12/01/39		444	470
5.00%, 12/01/39		4,682	4,960
5.00%, 01/01/40		-	-
5.00%, 01/01/40		134	142
5.00%, 01/01/40		-	-
5.00%, 03/01/40		921	975
5.00%, 03/01/40		413	437
5.00%, 03/01/40		227	241
5.00%, 04/01/40		139	147
5.00%, 04/01/40		96	102
5.00%, 04/01/40		354	375
5.00%, 04/01/40		398	422
5.00%, 04/01/40		439	465
5.00%, 04/01/40		82	87
5.00%, 05/01/40		22,018	23,323
REMIC, 1,156.50%, 06/15/21 (s) (u)		-	1
REMIC, 0.00%, 08/15/35 (0.00% until LIBOR
reaches 6.50%) (i) (s) (u)		6	5
REMIC, 0.00%, 09/15/35 (0.00% until LIBOR
reaches 7.00%) (i) (s) (u)		312	304
REMIC, 0.00%, 04/15/37 (0.00% until LIBOR
reaches 6.75%) (i) (s) (u)		105	104
			89,109
Federal National Mortgage Association - 15.0%
Federal National Mortgage Association
5.00%, 01/01/18		483	520
5.00%, 02/01/18		358	385
5.00%, 02/01/18		519	558
5.00%, 03/01/18		672	727
5.00%, 04/01/18		500	538
5.00%, 05/01/18		574	617
5.00%, 06/01/18		556	598
5.00%, 06/01/18		435	468
5.00%, 06/01/18		553	595
5.00%, 06/01/18		640	689
5.00%, 06/01/18		495	533
5.00%, 06/01/18		646	694
5.00%, 06/01/18		616	663
5.00%, 06/01/18		618	665
4.50%, 07/01/18		251	269
4.50%, 07/01/18		193	206
4.50%, 07/01/18		226	242
4.50%, 07/01/18		281	300
5.00%, 07/01/18		468	503
4.50%, 09/01/18		419	448
4.50%, 09/01/18		200	214
4.50%, 09/01/18		419	448
4.50%, 09/01/18		270	288
4.50%, 09/01/18		160	171
4.50%, 09/01/18		185	197
4.50%, 09/01/18		200	213
4.50%, 09/01/18		1,862	1,989
5.00%, 09/01/18		656	706
5.00%, 09/01/18		419	451
4.50%, 09/01/18		239	255
4.50%, 10/10/18		203	217
5.00%, 10/01/18		477	513
5.00%, 10/01/18		599	644
5.00%, 10/01/18		417	448
4.50%, 10/10/18		166	177
4.50%, 10/10/18		213	228
4.50%, 11/01/18		213	227
5.00%, 11/01/18		597	643
5.00%, 11/01/18		479	515
5.00%, 11/01/18		483	520
5.00%, 11/01/18		665	715
5.00%, 11/01/18		487	523
4.50%, 12/01/18		4,602	4,915
5.00%, 12/01/18		434	466
5.00%, 12/01/18		236	253
5.00%, 12/01/18		401	431
5.00%, 12/01/18		440	473
5.00%, 01/01/19		716	770
5.00%, 01/01/19		540	581
5.00%, 02/01/19		507	545
6.50%, 02/01/19		2	2
5.00%, 03/01/19		472	508
5.00%, 03/01/19		598	643
4.50%, 04/01/19		220	235
5.00%, 04/01/19		449	483
5.00%, 04/01/19		454	489
5.00%, 04/01/19		428	460
5.00%, 04/01/19		432	464
4.50%, 05/01/19		217	232
4.50%, 05/01/19		281	300
4.50%, 05/01/19		279	298
4.50%, 05/01/19		188	201
4.50%, 05/01/19		229	244
4.50%, 05/01/19		315	336
4.50%, 05/01/19		177	189
4.50%, 05/01/19		229	244
4.50%, 05/01/19		87	93
4.50%, 05/01/19		219	234
5.00%, 05/01/19		521	560
4.50%, 06/01/19		228	243
6.00%, 09/01/19		1,017	1,107
6.00%, 12/01/20		1,260	1,372
6.00%, 11/01/21		396	432
6.00%, 12/01/21		25	27
6.00%, 02/01/23		451	491
5.50%, 09/01/23		1,026	1,110
5.50%, 09/01/23		1,365	1,477
5.50%, 10/01/23		452	494
6.00%, 12/01/23		76	83
5.50%, 04/01/29		1	1
8.00%, 08/01/29		2	2
8.00%, 04/01/30		7	8
8.00%, 07/01/30		11	13
8.00%, 08/01/30		3	4
8.00%, 10/01/30		40	47
8.00%, 01/01/31		13	15
8.00%, 01/01/31		14	16
8.00%, 02/01/31		6	7
6.00%, 03/01/32		-	1
6.00%, 07/01/32		9	10
7.00%, 07/01/32		15	17
5.50%, 04/01/33		2,598	2,802
6.00%, 05/01/33		30	34
5.00%, 07/01/33		7	8
5.50%, 07/01/33		10	10
5.00%, 08/01/33		135	144
5.00%, 08/01/33		35	37
5.00%, 08/01/33		12	12
5.00%, 09/01/33		10	11
5.50%, 09/01/33		15	16
5.00%, 11/01/33		11	12
5.50%, 12/01/33		9	10
6.00%, 12/01/33		14	15
5.00%, 01/01/34		11	12
5.50%, 02/01/34		19	20
5.50%, 04/01/34		3	3
5.50%, 05/01/34		36	39
5.50%, 06/01/34		-	1
5.50%, 08/01/34		29	32
5.50%, 10/01/34		2	2
5.50%, 12/01/34		196	211
6.00%, 12/01/34		5	5
6.00%, 02/01/35		133	146
5.00%, 03/01/35		15	16
5.00%, 04/01/35		23	24
5.50%, 04/01/35		63	68
6.00%, 04/01/35		17	18
6.00%, 04/01/35		981	1,082
5.00%, 05/01/35		14	15
0.00%, 05/25/35 (0.00% until LIBOR reaches
7.00%) (i) (s) (u)		15	16
5.00%, 06/01/35		269	285
5.00%, 07/01/35		83	88
5.00%, 07/01/35		21	22
5.00%, 07/01/35		18	20
5.00%, 07/01/35		24	25
5.00%, 07/01/35		24	26
5.00%, 07/01/35		21	22
5.50%, 07/01/35		54	58
5.50%, 07/01/35		1	1
6.00%, 07/01/35		114	124
5.00%, 08/01/35		15	16
5.00%, 08/01/35		26	27
5.00%, 08/01/35		23	24
5.00%, 08/01/35		16	17
5.50%, 08/01/35		3	3
6.00%, 08/01/35		2	2
6.00%, 08/01/35		127	139
5.00%, 09/01/35		158	167
5.00%, 09/01/35		28	29
5.00%, 09/01/35		26	28
5.00%, 09/01/35		26	27
5.00%, 09/01/35		196	208
5.00%, 09/01/35		22	24
5.00%, 09/01/35		19	20
5.00%, 09/01/35		27	29
5.00%, 09/01/35		606	643
5.00%, 09/01/35		22	23
5.50%, 09/01/35		25	27
5.00%, 10/01/35		25	26
5.00%, 10/01/35		24	25
2.41%, 11/01/35 (i)		172	177
5.00%, 11/01/35		19	20
5.00%, 11/01/35		17	18
6.00%, 11/01/35		91	99
6.00%, 11/01/35		246	269
6.00%, 11/01/35		100	109
5.50%, 12/01/35		14	16
6.00%, 01/01/36		402	439
5.00%, 02/01/36		309	328
5.50%, 02/01/36		1	1
6.00%, 02/01/36		36	39
6.00%, 03/01/36		81	89
6.00%, 03/01/36		1	1
6.00%, 03/01/36		46	50
6.00%, 04/01/36		102	111
2.75%, 05/01/36 (i)		957	977
2.91%, 05/01/36 (i)		1,027	1,053
6.00%, 06/01/36		40	43
5.00%, 07/01/36		27	28
6.50%, 07/01/36, TBA (g)		10,000	10,952
2.91%, 08/01/36 (i)		1,100	1,129
2.76%, 09/01/36 (i)		1,044	1,066
5.50%, 02/01/37		3	3
5.50%, 04/01/37		62	67
5.50%, 04/01/37		5	5
5.50%, 04/01/37		1	1
5.50%, 05/01/37		6	6
5.50%, 06/01/37		2	2
6.00%, 06/01/37		39	42
6.00%, 10/01/37		15	16
6.00%, 11/01/37		15	17
5.50%, 12/01/37		1	1
6.00%, 12/01/37		80	87
5.50%, 02/01/38		2	2
6.00%, 02/01/38		123	133
5.50%, 03/01/38		16	17
5.50%, 03/01/38		5	6
5.50%, 03/01/38		6	7
6.00%, 03/01/38		78	85
5.50%, 04/01/38		95	103
5.50%, 05/01/38		1	1
5.50%, 05/01/38		26	28
5.50%, 05/01/38		2	2
6.00%, 05/01/38		39	43
5.50%, 06/01/38		2	3
5.50%, 06/01/38		5	5
6.00%, 06/01/38		22	24
6.00%, 06/01/38		34	38
5.50%, 07/01/38		1	1
5.50%, 07/01/38		7	8
6.00%, 07/01/38		78	85
5.50%, 08/01/38		6	6
5.50%, 08/01/38		4	4
6.00%, 08/01/38		33	37
5.50%, 09/01/38		6	7
6.00%, 10/01/38		27	30
6.00%, 11/01/38		28	30
5.50%, 12/01/38		3	3
5.00%, 02/01/39		35	37
5.00%, 02/01/39		171	181
5.00%, 02/01/39		51	55
5.00%, 02/01/39		40	43
5.50%, 02/01/39		39	42
4.50%, 03/01/39		1,837	1,915
4.50%, 03/01/39		141	146
4.50%, 03/01/39		176	182
4.50%, 03/01/39		78	81
5.00%, 03/01/39		37	40
5.00%, 03/01/39		177	188
4.50%, 04/01/39		161	168
5.00%, 04/01/39		47	50
5.00%, 04/01/39		22	24
4.50%, 05/01/39		210	218
4.50%, 05/01/39		36	37
4.50%, 05/01/39		2,732	2,837
5.00%, 05/01/39		30	32
5.00%, 05/01/39		52	55
5.00%, 05/01/39		52	56
5.00%, 05/01/39		94	100
5.00%, 05/01/39		90	95
5.00%, 05/01/39		47	50
5.00%, 05/01/39		80	85
5.00%, 05/01/39		148	157
5.00%, 05/01/39		37	39
5.00%, 05/01/39		26	28
5.00%, 05/01/39		92	98
5.00%, 05/01/39		62	65
5.00%, 05/01/39		95	101
5.00%, 05/01/39		72	76
4.50%, 06/01/39		74	77
4.50%, 06/01/39		35	37
4.50%, 06/01/39		74	77
5.00%, 06/01/39		50	53
5.00%, 06/01/39		123	131
5.00%, 06/01/39		4,792	5,078
5.00%, 06/01/39		52	55
4.00%, 07/01/39, TBA (g)		14,000	14,177
4.50%, 07/01/39		62	65
4.50%, 07/01/39		67	70
4.50%, 07/01/39		46	48
4.50%, 07/01/39		56	58
4.50%, 07/01/39		35	36
5.00%, 07/01/39		96	103
5.00%, 07/01/39		63	67
5.00%, 07/01/39		98	104
5.00%, 07/01/39		49	52
5.00%, 07/01/39		46	49
5.00%, 07/01/39		36	38
5.00%, 07/01/39		39	41
5.00%, 07/01/39		93	99
5.00%, 07/01/39		62	66
5.00%, 07/01/39		47	50
5.00%, 07/01/39		92	98
5.00%, 07/01/39		49	52
4.50%, 08/01/39		41	42
4.50%, 08/01/39		97	100
4.50%, 08/01/39		36	38
4.50%, 08/01/39		188	196
4.50%, 08/01/39		48	50
4.50%, 08/01/39		34	35
4.50%, 08/01/39		65	68
4.50%, 08/01/39		27	28
4.50%, 08/01/39		416	434
4.50%, 08/01/39		50	52
4.50%, 08/01/39		40	41
5.00%, 08/01/39		158	168
5.00%, 08/01/39		48	51
5.00%, 08/01/39		46	49
5.00%, 08/01/39		42	44
5.00%, 08/01/39		26	28
5.00%, 08/01/39		200	212
5.00%, 08/01/39		57	60
5.00%, 08/01/39		22	24
5.00%, 08/01/39		946	1,002
5.00%, 08/01/39		1,916	2,041
5.00%, 08/01/39		56	60
5.00%, 08/01/39		49	52
4.50%, 09/01/39		38	40
4.50%, 09/01/39		432	451
4.50%, 09/01/39		56	58
4.50%, 09/01/39		388	405
5.00%, 09/01/39		822	875
5.00%, 09/01/39		42	44
5.00%, 09/01/39		23	24
5.00%, 09/01/39		823	876
5.00%, 09/01/39		65	69
5.00%, 09/01/39		110	117
5.00%, 09/01/39		1,984	2,103
4.50%, 10/01/39		680	706
4.50%, 10/01/39		288	301
4.50%, 10/01/39		681	707
4.50%, 10/01/39		35	37
5.00%, 10/01/39		98	104
5.00%, 10/01/39		76	80
5.00%, 10/01/39		585	620
5.00%, 10/01/39		95	101
5.00%, 10/01/39		901	960
5.00%, 10/01/39		574	608
5.00%, 10/01/39		-	-
5.00%, 10/01/39		75	80
5.00%, 10/01/39		681	721
5.00%, 10/01/39		966	1,029
5.00%, 10/01/39		382	406
4.50%, 11/01/39		27	28
4.50%, 11/01/39		776	809
4.50%, 11/01/39		74	77
4.50%, 11/01/39		158	164
5.00%, 11/01/39		109	117
5.00%, 11/01/39		-	-
5.00%, 11/01/39		139	148
4.50%, 12/01/39		1,442	1,497
4.50%, 12/01/39		375	391
4.50%, 12/01/39		681	710
4.50%, 12/01/39		54	56
4.50%, 12/01/39		105	110
4.50%, 12/01/39		55	57
5.00%, 12/01/39		283	301
5.00%, 12/01/39		62	66
5.00%, 12/01/39		438	465
4.50%, 01/01/40		835	870
4.50%, 01/01/40		104	107
4.50%, 01/01/40		86	89
4.50%, 01/01/40		112	117
4.50%, 01/01/40		40	42
4.50%, 01/01/40		296	307
4.50%, 01/01/40		197	205
4.50%, 01/01/40		60	62
4.50%, 01/01/40		293	305
4.50%, 01/01/40		1,827	1,904
4.50%, 01/01/40		111	116
4.50%, 01/01/40		56	58
4.50%, 01/01/40		197	206
4.50%, 01/01/40		72	75
5.00%, 01/01/40		5,780	6,125
5.00%, 01/01/40		178	189
5.00%, 01/01/40		98	104
5.00%, 01/01/40		4,216	4,489
4.50%, 02/01/40		270	282
4.50%, 02/01/40		81	85
4.50%, 02/01/40		118	122
4.50%, 02/01/40		60	62
4.50%, 02/01/40		42	44
4.50%, 02/01/40		128	134
4.50%, 02/01/40		47	49
4.50%, 02/01/40		290	302
5.00%, 02/01/40		54	58
5.00%, 02/01/40		64	68
5.00%, 02/01/40		55	58
5.00%, 02/01/40		114	121
5.00%, 02/01/40		89	95
4.50%, 03/01/40		126	132
4.50%, 03/01/40		61	64
4.50%, 03/01/40		1,269	1,323
4.50%, 03/01/40		57	60
4.50%, 03/01/40		4,637	4,952
5.00%, 03/01/40		699	744
6.00%, 03/01/40		400	435
4.50%, 04/01/40		71	74
4.50%, 04/01/40		303	317
4.50%, 04/01/40		1,936	2,011
6.00%, 12/31/49		222	242
REMIC, 10.40%, 04/25/19		1	1
			143,771
Government National Mortgage Association - 0.9%
Government National Mortgage Association,
6.00%, 06/15/34		112	123
6.00%, 10/15/38		31	33
6.00%, 10/15/38		170	186
6.00%, 11/15/38		66	72
6.00%, 11/15/38		61	66
6.00%, 12/15/38		32	35
6.00%, 12/15/38		18	20
6.00%, 12/15/38		24	26
6.00%, 12/15/38		107	117
6.00%, 01/15/39		89	98
6.00%, 01/15/39		89	97
6.00%, 01/15/39		24	26
6.00%, 01/15/39		19	21
6.00%, 01/15/39		48	52
6.00%, 01/15/39		93	101
6.00%, 01/15/39		37	40
6.00%, 01/15/39		39	43
6.00%, 01/15/39		39	43
5.00%, 04/15/39		741	791
5.00%, 04/15/39		23	25
5.00%, 04/15/39		108	115
5.00%, 05/15/39		910	972
5.00%, 05/15/39		59	63
5.00%, 05/15/39		53	57
5.00%, 05/15/39		293	313
5.00%, 05/15/39		36	39
5.00%, 05/15/39		61	65
5.00%, 05/15/39		42	44
5.00%, 05/15/39		72	77
5.00%, 05/15/39		159	170
5.00%, 05/15/39		667	712
5.00%, 05/15/39		67	72
4.50%, 06/15/39		192	200
5.00%, 06/15/39		646	690
5.00%, 06/15/39		83	89
5.00%, 06/15/39		162	173
5.00%, 06/15/39		258	276
5.00%, 06/15/39		269	288
5.00%, 07/15/39		96	103
5.00%, 09/15/39		580	619
4.50%, 10/15/39		96	101
5.00%, 10/15/39		488	522
5.00%, 10/15/39		292	312
5.00%, 10/15/39		197	211
5.00%, 10/15/39		292	313
			8,611

Total Government and Agency Obligations (cost $447,210)			460,167

SHORT TERM INVESTMENTS - 22.0%
Mutual Funds - 13.7%
JNL Money Market Fund, 0.06% (a) (h)		130,672	130,672

Securities Lending Collateral - 8.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		77,200	77,200
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		2,139	2,139
			79,339

Total Short Term Investments (cost $210,011)			210,011

Total Investments - 110.4% (cost $1,058,431)			1,055,962
Total Forward Sales Commitments - (1.9%) (proceeds $18,021)			(18,257)
Other Assets and Liabilities, Net - (8.5%) (m)			(81,305)
Total Net Assets - 100%			$956,400

Forward Sales Commitments - 1.9%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.9%
Federal Home Loan Mortgage Corp. - 0.4%
Federal Home Loan Mortgage Corp., 4.50%, 07/13/39		$4,000	$4,142

Federal National Mortgage Association - 1.5%
Federal National Mortgage Association
4.00%, 05/12/39		6,000	6,038
4.00%, 08/01/39, TBA (g)		8,000	8,077
			14,115

Total Forward Sales Commitments - 1.9% (proceeds $18,021)			$18,257

JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES - 12.6%
ENERGY - 0.5%
Petroleos de Venezuela SA
5.00%, 10/28/15		$3,530	$1,871
5.25%, 04/12/17		990	530
			2,401
FINANCIALS - 12.1%
Barclays Bank Plc Credit Linked Note (Indonesia
Government, 10.00%, 07/15/17, Moody
rating Ba2) (f)	IDR	82,000,000	10,411
Deutsche Bank AG Credit Linked Note (Indonesia
Government, 10.75%, 05/15/16, Moody
rating Ba2) (f)	IDR	20,500,000	2,615
Hongkong & Shanghai Banking Corp. Credit
Linked Note (Indonesia Government)
10.75%, 05/15/16, Moody rating Ba2 (f)	IDR	91,000,000	11,330
10.00%, 07/15/17, Moody rating Ba2 (f)	IDR	65,000,000	8,220
JPMorgan Chase & Co., 6.00%, 10/10/12 (s) (u)	PHP	40,000	844
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government)
10.00%, 07/15/17, Moody rating Ba2 (f)	IDR	102,100,000	12,404
11.00%, 11/15/20, Moody rating Ba2 (f)	IDR	20,000,000	2,632
Red Arrow International Leasing Plc,
8.38%, 06/30/12	RUB	31,719	1,021
RSHB Capital SA, 7.50%, 03/25/13	RUB	275,600	8,748
			58,225

Total Corporate Bonds and Notes (cost $57,187)			60,626

GOVERNMENT AND AGENCY OBLIGATIONS - 61.6%
GOVERNMENT SECURITIES - 61.6%
Sovereign - 60.6%
Brazil Notas Do Tesouro Nacional, Index Linked,
6.00%, 05/15/15	BRL	5,269	5,518
Brazil Notas do Tesouro Nacional Series F,
10.00%, 01/01/17	BRL	47,515	23,785
10.00%, 01/01/21	BRL	16,200	7,719
Brazil Notas do Tesouro Nacional Series LTN,
0.00%, 01/01/11 (j)	BRL	18,360	9,623
Colombia Government International Bond
7.75%, 04/14/21	COP	5,819,000	3,291
9.85%, 06/28/27	COP	19,684,000	13,341
Egypt Government Bond, 8.75%, 07/18/12	EGP	5,000	871
Hungary Government Bond, 8.00%, 02/12/15	HUF	4,737,000	20,760
Indonesia Government Bond, 10.50%, 08/15/30	IDR	144,500,000	17,036
Malaysia Government Bond, 3.74%, 02/27/15	MYR	48,100	14,996
Mexican Bonos
10.00%, 12/05/24	MXN	135,328	13,065
10.00%, 11/20/36	MXN	63,760	6,241
Peru Government International Bond
9.91%, 05/05/15	PEN	7,234	3,068
8.20%, 08/12/26	PEN	11,527	4,672
Poland Government Bond
5.25%, 04/25/13	PLN	32,975	9,788
5.50%, 10/25/19	PLN	40,000	11,474
Republic of Argentina
2.84%, 12/15/35	EUR	15,900	1,419
3.72%, 12/15/35	ARS	121,000	2,299
Republic of South Africa Government Bond,
13.50%, 09/15/15	ZAR	284,560	45,522
Thailand Government Bond
3.63%, 05/22/15	THB	501,700	15,984
4.13%, 11/18/16	THB	230,000	7,510
Turkey Government Bond
0.00%, 01/25/12 (j)	TRY	23,400	12,939
16.00%, 03/07/12	TRY	16,800	11,788
10.00%, 04/10/13	TRY	7,300	4,730
11.00%, 08/06/14	TRY	37,125	24,643
			292,082
Treasury Inflation Index Securities - 1.0%
Mexican Udibonos Inflation Indexed Bond,
4.00%, 11/15/40 (f) (v)	MXN	9,300	3,385
Poland Government Inflation Indexed Bond,
3.00%, 08/24/16 (r)	PLN	4,196	1,195
			4,580

Total Government and Agency Obligations (cost $302,094)			296,662

SHORT TERM INVESTMENTS - 23.5%
Mutual Funds - 23.5%
JNL Money Market Fund, 0.06% (a) (h)		112,968	112,968

Total Short Term Investments (cost $112,968)			112,968

Total Investments - 97.7% (cost $472,249)			470,256
Other Assets and Liabilities, Net - 2.3%			11,171
Total Net Assets - 100%			$481,427

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 13.0%
CBS Corp. - Class B		437	$5,644
DISH Network Corp.		311	5,638
Fossil Inc. (c)		47	1,644
Guess? Inc.		121	3,765
HanesBrands Inc. (c)		80	1,928
Harley-Davidson Inc.		81	1,796
J.C. Penney Co. Inc.		28	600
Liberty Media Corp. - Interactive (c)		391	4,103
Mohawk Industries Inc. (c)		36	1,629
Newell Rubbermaid Inc.		300	4,394
NVR Inc. (c)		5	3,001
Penn National Gaming Inc. (c)		67	1,553
Sherwin-Williams Co.		32	2,248
TRW Automotive Holdings Corp. (c)		119	3,281
Washington Post Co.		5	2,196
			43,420
CONSUMER STAPLES - 5.1%
Alberto-Culver Co.		15	415
ConAgra Foods Inc.		124	2,895
Hansen Natural Corp. (c)		55	2,154
Hormel Foods Corp.		63	2,562
JM Smucker Co.		42	2,528
NBTY Inc. (c)		104	3,523
Safeway Inc.		148	2,915
			16,992
ENERGY - 8.9%
Forest Oil Corp. (c)		157	4,291
Helmerich & Payne Inc.		65	2,379
Key Energy Services Inc. (c)		263	2,418
Newfield Exploration Co. (c)		164	8,032
Range Resources Corp.		151	6,058
Weatherford International Ltd. (c)		302	3,965
Whiting Petroleum Corp. (c)		31	2,438
			29,581
FINANCIALS - 27.5%
Alexandria Real Estate Equities Inc.		49	3,103
Boston Properties Inc.		65	4,624
Comerica Inc.		78	2,878
Digital Realty Trust Inc. (e)		57	3,266
Douglas Emmett Inc.		233	3,311
Everest Re Group Ltd.		65	4,598
Fifth Third Bancorp		276	3,398
First Horizon National Corp. (c)		214	2,450
Genworth Financial Inc. - Class A (c)		254	3,322
Hartford Financial Services Group Inc.		233	5,154
Host Hotels & Resorts Inc. (e)		249	3,352
Invesco Ltd.		291	4,902
Janus Capital Group Inc.		237	2,104
Lazard Ltd. - Class A		63	1,669
Lincoln National Corp.		97	2,352
M&T Bank Corp. (e)		28	2,420
Marsh & McLennan Cos. Inc.		177	3,981
Marshall & Ilsley Corp.		176	1,260
MFA Financial Inc.		334	2,474
Principal Financial Group Inc.		204	4,775
Progressive Corp.		106	1,989
SLM Corp. (c)		460	4,783
SunTrust Banks Inc.		200	4,660
Tanger Factory Outlet Centers Inc.		31	1,291
Ventas Inc.		53	2,480
WR Berkley Corp.		273	7,232
XL Capital Ltd. - Class A		247	3,948
			91,776
HEALTH CARE - 6.4%
Aetna Inc.		185	4,886
Amedisys Inc. (c) (e)		13	583
Biogen Idec Inc. (c)		117	5,559
CR Bard Inc.		50	3,879
Hologic Inc. (c)		200	2,789
Kinetic Concepts Inc. (c)		98	3,561
			21,257
INDUSTRIALS - 10.6%
BE Aerospace Inc. (c)		101	2,572
Cooper Industries Plc		54	2,386
Eaton Corp.		99	6,465
Equifax Inc.		108	3,044
JetBlue Airways Corp. (c) (e)		396	2,177
Kansas City Southern (c)		73	2,660
Parker Hannifin Corp.		60	3,330
Pentair Inc.		106	3,403
Republic Services Inc. - Class A		110	3,266
Ryder System Inc. (e)		68	2,726
Snap-On Inc.		44	1,791
Textron Inc.		83	1,411
			35,231
INFORMATION TECHNOLOGY - 6.3%
Amphenol Corp. - Class A		84	3,286
BMC Software Inc. (c)		98	3,398
CommScope Inc. (c)		83	1,971
IAC/InterActiveCorp. (c)		108	2,374
McAfee Inc. (c)		72	2,226
ON Semiconductor Corp. (c)		533	3,404
Parametric Technology Corp. (c)		153	2,397
Teradyne Inc. (c) (e)		215	2,093
			21,149
MATERIALS - 4.3%
Celanese Corp. - Class A		115	2,854
CF Industries Holdings Inc.		44	2,764
Cliffs Natural Resources Inc.		21	992
Commercial Metals Co.		71	937
FMC Corp. (e)		37	2,097
International Paper Co.		83	1,886
Pactiv Corp. (c)		49	1,356
Steel Dynamics Inc.		103	1,351
			14,237
TELECOMMUNICATION SERVICES - 2.8%
CenturyTel Inc.		68	2,271
Clearwire Corp. (c) (e)		341	2,484
Sprint Nextel Corp. (c)		1,111	4,709
			9,464
UTILITIES - 12.5%
Alliant Energy Corp.		60	1,890
CMS Energy Corp.		308	4,512
DPL Inc.		84	2,016
Edison International		132	4,173
FirstEnergy Corp.		53	1,859
Great Plains Energy Inc.		43	724
Northeast Utilities		99	2,514
NV Energy Inc.		209	2,466
Pinnacle West Capital Corp.		49	1,770
PPL Corp.		192	4,784
Progress Energy Inc.		64	2,497
Questar Corp.		58	2,637
SCANA Corp.		131	4,694
Sempra Energy		47	2,200
Xcel Energy Inc.		138	2,853
			41,589

Total Common Stocks (cost $335,887)			324,696

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$398	17

Total Non-U.S. Government Agency Asset-Backed Securities (cost $398)			17

SHORT TERM INVESTMENTS - 8.8%
Mutual Funds - 4.9%
JNL Money Market Fund, 0.06% (a) (h)		16,345	16,345

Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		10,710	10,710
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		2,363	2,363
			13,073

Total Short Term Investments (cost $29,418)			29,418

Total Investments - 106.2% (cost $365,703)			354,131
Other Assets and Liabilities, Net - (6.2%)			(20,710)
Total Net Assets - 100%			$333,421

JNL/Ivy Asset Strategy Fund
COMMON STOCKS - 74.9%
CONSUMER DISCRETIONARY - 20.7%
CBS Corp. - Class B	140	$1,813
Compagnie Financiere Richemont SA	254	8,871
Ctrip.com International Ltd. - ADR (c)	76	2,858
Hyundai Motor Co.	204	23,846
Li & Fung Ltd.	1,488	6,657
LVMH Moet Hennessy Louis Vuitton SA	75	8,152
Nike Inc. - Class B	76	5,161
Sands China Ltd. (c)	11,939	17,645
Starwood Hotels & Resorts Worldwide Inc. (m)	259	10,710
Wynn Macau Ltd. (c)	3,424	5,583
Wynn Resorts Ltd. (m)	321	24,464
		115,760
CONSUMER STAPLES - 2.5%
Hengan International Group Co. Ltd.	548	4,437
Mead Johnson Nutrition Co.	74	3,699
Philip Morris International Inc.	122	5,592
		13,728
ENERGY - 6.7%
China Shenhua Energy Co. Ltd.	1,351	4,874
CNOOC Ltd.	3,102	5,272
ConocoPhillips	74	3,613
Halliburton Co.	344	8,444
Schlumberger Ltd. (m)	157	8,680
SeaDrill Ltd.	376	6,774
		37,657
FINANCIALS - 17.5%
Banco Santander Brasil SA - ADR	435	4,496
Banco Santander SA	258	2,705
BOC Hong Kong Holdings Ltd.	1,313	2,990
China Life Insurance Co. Ltd.	3,205	14,016
China Overseas Land & Investment Ltd.	2,234	4,163
China Pacific Insurance Group Co. Ltd.	763	3,020
China Resources Land Ltd.	2,908	5,468
HDFC Bank Ltd.	14	583
Hong Kong Exchanges & Clearing Ltd.	407	6,342
ICICI Bank Ltd.	330	6,032
Industrial & Commercial Bank of China	23,157	16,832
Itau Unibanco Holding SA - ADR (c) (f) (s) (u)	413	7,288
Renhe Commercial Holdings Co. Ltd.	17,448	3,610
Standard Chartered Plc	773	18,830
State Bank of India Ltd.	34	1,661
		98,036
HEALTH CARE - 0.5%
Allergan Inc.	5	268
Amgen Inc. (c)	25	1,294
Vertex Pharmaceuticals Inc. (c)	44	1,448
		3,010
INDUSTRIALS - 3.8%
A P Moller - Maersk A/S Class B	1	6,537
Cummins Inc.	44	2,833
First Solar Inc. (c)	19	2,208
General Electric Co.	35	499
Koninklijke Philips Electronics NV	203	6,070
Volvo AB - Class B (c)	264	2,924
		21,071
INFORMATION TECHNOLOGY - 16.8%
Apple Inc. (c)	55	13,721
Applied Materials Inc.	318	3,822
ASML Holding NV	182	5,009
Cognizant Technology Solutions Corp. (c)	142	7,088
Infosys Technologies Ltd. - ADR	74	4,451
Intel Corp.	436	8,488
Juniper Networks Inc. (c)	224	5,107
Lenovo Group Ltd.	3,550	1,905
MediaTek Inc.	1,137	15,870
NetApp Inc. (c)	177	6,585
PMC - Sierra Inc. (c)	458	3,443
Redecard SA	368	5,207
Samsung Electronics Co. Ltd.	14	8,530
Taiwan Semiconductor Manufacturing Co. Ltd.	2,442	4,564
		93,790
MATERIALS - 5.0%
Anglo American Plc (c)	115	4,007
Freeport-McMoRan Copper & Gold Inc.	100	5,889
Holcim Ltd.	67	4,478
Lafarge SA	67	3,659
Vale SA - ADR	144	3,509
Xstrata Plc	505	6,615
		28,157
TELECOMMUNICATION SERVICES - 1.4%
China Mobile Ltd.	603	5,993
China Unicom Hong Kong Ltd.	1,472	1,970
		7,963

Total Common Stocks (cost $437,023)		419,172

PREFERRED STOCKS - 2.8%
CONSUMER DISCRETIONARY - 2.8%
Volkswagen AG	135	11,912
Volkswagen AG Rights (c)	42	3,736

Total Preferred Stocks (cost $15,664)		15,648

OPTIONS - 0.3%
EUR versus USD Put Option, Strike Price $1.23,
Expiration 09/18/2010 (c)	43,700	1,474

Total Options (cost $1,325)		1,474

PRECIOUS METALS - 12.1%
Gold Bullion	55,609	67,920

Total Bullion (cost $62,483)		67,920

SHORT TERM INVESTMENTS - 10.4%
Mutual Funds - 10.4%
JNL Money Market Fund, 0.06% (a) (h)	58,505	58,505

Total Short Term Investments (cost $58,505)		58,505

Total Investments - 100.5% (cost $575,000)		562,719
Other Assets and Liabilities, Net - (0.5%)		(2,835)
Total Net Assets - 100%		$559,884

JNL/JPMorgan International Value Fund
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 9.3%
Aisin Seiki Co. Ltd.	155	$4,168
Compagnie Generale des Etablissements Michelin	60	4,170
Daimler AG (c)	124	6,275
GKN Plc (c)	1,939	3,336
InterContinental Hotels Group Plc	312	4,913
LG Electronics Inc.	57	4,314
Nissan Motor Co. Ltd. (c)	739	5,150
PPR SA	28	3,514
Sodexo SA	85	4,714
		40,554
CONSUMER STAPLES - 3.9%
Japan Tobacco Inc.	1	2,467
Pernod-Ricard SA (e)	61	4,716
Shiseido Co. Ltd.	156	3,427
Unilever NV	239	6,526
		17,136
ENERGY - 8.2%
BP Plc	1,205	5,770
Cairn Energy Plc (c)	913	5,611
JX Holdings Inc. (c)	699	3,455
Royal Dutch Shell Plc - Class A	720	18,182
Santos Ltd. (e)	275	2,874
		35,892
FINANCIALS - 25.2%
African Bank Investments Ltd.	1,137	4,461
Allianz SE	60	5,928
AXA SA	470	7,180
Banco Bilbao Vizcaya Argentaria SA	692	7,127
BNP Paribas	147	7,900
China Merchants Bank Co. Ltd. (e)	1,910	4,569
Deutsche Bank AG	97	5,426
DnB NOR ASA	443	4,263
HSBC Holdings Plc	1,535	14,022
ING Groep NV (c)	878	6,496
KBC Groep NV (c)	111	4,256
Lloyds Banking Group Plc (c)	3,941	3,111
QBE Insurance Group Ltd.	281	4,261
Sumitomo Mitsui Financial Group Inc.	229	6,467
Sun Hung Kai Properties Ltd.	324	4,431
Turkiye Garanti Bankasi AS	909	3,782
UniCredit SpA	3,410	7,544
Zurich Financial Services AG	40	8,781
		110,005
HEALTH CARE - 5.8%
Bayer AG	114	6,369
GlaxoSmithKline Plc	296	5,031
Roche Holding AG	28	3,850
Sanofi-Aventis SA	165	9,928
		25,178
INDUSTRIALS - 14.6%
Bouygues SA	84	3,239
Cookson Group Plc (c)	476	2,735
East Japan Railway Co.	82	5,433
Experian Plc	396	3,444
Hamburger Hafen und Logistik AG (e)	61	1,952
Hutchison Whampoa Ltd.	974	5,994
Koninklijke Philips Electronics NV	194	5,782
Kubota Corp.	581	4,456
Marubeni Corp.	902	4,624
Mitsubishi Electric Corp.	659	5,143
Mitsui & Co. Ltd.	465	5,425
Nippon Sheet Glass Co. Ltd.	854	2,089
Ruukki Group Oyj (c)	590	1,118
Schneider Electric SA	41	4,118
Siemens AG	90	8,058
		63,610
INFORMATION TECHNOLOGY - 6.4%
FUJIFILM Holdings Corp.	241	6,971
Fujitsu Ltd.	859	5,369
HON HAI Precision Industry Co. Ltd. (c)	1,142	4,003
Nintendo Co. Ltd.	21	6,078
Ricoh Co. Ltd. (e)	435	5,547
		27,968
MATERIALS - 5.4%
ArcelorMittal (e)	140	3,754
First Quantum Minerals Ltd.	57	2,869
Lafarge SA (e)	72	3,907
Lanxess AG	133	5,625
Petropavlovsk Plc	143	2,526
Rhodia SA	278	4,598
Sidenor Steel Production & Manufacturing Co. SA (c)	80	206
		23,485
TELECOMMUNICATION SERVICES - 8.7%
BT Group Plc	2,361	4,557
Koninklijke KPN NV	358	4,560
Singapore Telecommunications Ltd.	2,129	4,603
Telefonica SA	486	9,007
Telekomunikasi Indonesia Tbk PT	3,016	2,556
Vodafone Group Plc	6,120	12,611
		37,894
UTILITIES - 7.4%
Centrica Plc	1,525	6,731
Energias de Portugal SA	1,593	4,742
GDF Suez	286	8,129
National Grid Plc	1,209	8,827
Snam Rete Gas SpA	1,008	4,022
		32,451

Total Common Stocks (cost $471,670)		414,173

PREFERRED STOCKS - 1.3%
CONSUMER DISCRETIONARY - 1.3%
Volkswagen AG	62	5,464

Total Preferred Stocks (cost $5,800)		5,464

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	1,713	73

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,713)		73

SHORT TERM INVESTMENTS - 8.5%
Mutual Funds - 3.6%
JNL Money Market Fund, 0.06% (a) (h)	15,755	15,755

Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	16,690	16,690
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	4,693	4,693
		21,383

Total Short Term Investments (cost $37,138)		37,138

Total Investments - 104.7% (cost $516,321)		456,848
Other Assets and Liabilities, Net - (4.7%) (m)		(20,442)
Total Net Assets - 100%		$436,406

JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 19.4%
Chico’s FAS Inc.	86	$851
Chipotle Mexican Grill Inc. - Class A (c)	8	1,040
Dick’s Sporting Goods Inc. (c)	83	2,056
Discovery Communications Inc. - Class A (c)	40	1,421
Education Management Corp. (c) (e)	99	1,504
Express Inc. (c)	77	1,264
Gentex Corp.	102	1,843
Harley-Davidson Inc. (e)	71	1,585
Harman International Industries Inc. (c)	54	1,626
HSN Inc. (c)	46	1,102
J Crew Group Inc. (c)	30	1,086
Lamar Advertising Co. (c)	64	1,564
MGM Mirage (c) (e)	70	676
NetFlix Inc. (c) (e)	14	1,478
OfficeMax Inc. (c)	96	1,249
Phillips-Van Heusen Corp.	39	1,814
Polo Ralph Lauren Corp.	18	1,342
Royal Caribbean Cruises Ltd. (c) (e)	53	1,202
Sherwin-Williams Co.	46	3,210
Sotheby’s - Class A (e)	35	796
Starwood Hotels & Resorts Worldwide Inc.	29	1,193
Williams-Sonoma Inc.	66	1,638
		31,540
CONSUMER STAPLES - 1.5%
Dr. Pepper Snapple Group Inc.	45	1,694
Whole Foods Market Inc. (c)	23	843
		2,537
ENERGY - 5.5%
Cabot Oil & Gas Corp. - Class A	50	1,571
Cameron International Corp. (c)	38	1,233
CARBO Ceramics Inc.	13	917
Concho Resources Inc. (c)	35	1,942
Forest Oil Corp. (c)	92	2,528
Oceaneering International Inc. (c)	15	689
		8,880
FINANCIALS - 7.3%
Apollo Global Management LLC (c) (f) (s) (u)	73	514
BB&T Corp.	44	1,144
BOK Financial Corp.	24	1,125
Comerica Inc.	35	1,278
HCC Insurance Holdings Inc.	41	1,005
Invesco Ltd.	79	1,330
MSCI Inc. (c)	42	1,159
Och-Ziff Capital Management Group LLC	89	1,120
T. Rowe Price Group Inc.	40	1,768
TD Ameritrade Holding Corp. (c)	89	1,359
		11,802
HEALTH CARE - 14.0%
Alexion Pharmaceuticals Inc. (c)	23	1,152
Beckman Coulter Inc.	25	1,513
BioMarin Pharmaceutical Inc. (c) (e)	46	878
Biovail Corp.	182	3,498
Brookdale Senior Living Inc. (c)	89	1,336
Cerner Corp. (c) (e)	15	1,105
Covance Inc. (c)	28	1,432
Coventry Health Care Inc. (c)	79	1,404
DaVita Inc. (c)	35	2,154
Express Scripts Inc. (c)	36	1,702
Humana Inc. (c)	31	1,411
Illumina Inc. (c) (e)	26	1,149
Lincare Holdings Inc.	59	1,902
Sirona Dental Systems Inc. (c)	25	861
Thoratec Corp. (c)	29	1,218
		22,715
INDUSTRIALS - 17.9%
AECOM Technology Corp. (c)	55	1,259
Avis Budget Group Inc. (c)	123	1,212
Carlisle Cos. Inc.	37	1,330
Cummins Inc.	39	2,529
Delta Air Lines Inc. (c)	194	2,275
Expeditors International Washington Inc.	36	1,235
Goodrich Corp.	39	2,564
Landstar System Inc.	49	1,918
Lennox International Inc.	50	2,070
Precision Castparts Corp.	15	1,584
Robert Half International Inc.	59	1,382
Roper Industries Inc.	29	1,633
Stericycle Inc. (c)	27	1,742
Wabtec Corp. (e)	42	1,679
Waste Connections Inc. (c)	41	1,443
WW Grainger Inc.	31	3,093
		28,948
INFORMATION TECHNOLOGY - 27.3%
Alliance Data Systems Corp. (c) (e)	33	1,970
Amdocs Ltd. (c)	110	2,962
Amphenol Corp. - Class A	46	1,805
Ansys Inc. (c) (e)	41	1,661
Broadcom Corp. - Class A	64	2,100
CGI Group Inc. (c)	82	1,227
Cognizant Technology Solutions Corp. (c)	53	2,633
CommScope Inc. (c)	45	1,058
Concur Technologies Inc. (c) (e)	36	1,554
Cree Inc. (c)	13	768
Dolby Laboratories Inc. - Class A (c)	23	1,436
Equinix Inc. (c) (e)	19	1,511
F5 Networks Inc. (c)	21	1,406
Hewitt Associates Inc. - Class A (c)	76	2,622
Juniper Networks Inc. (c)	61	1,392
Marvell Technology Group Ltd. (c)	145	2,288
MasterCard Inc.	7	1,479
McAfee Inc. (c)	51	1,554
MEMC Electronic Materials Inc. (c) (e)	83	819
Microchip Technology Inc. (e)	38	1,054
Micros Systems Inc. (c)	63	2,014
NetApp Inc. (c)	63	2,354
Salesforce.com Inc. (c)	17	1,485
Tyco Electronics Ltd.	78	1,980
Varian Semiconductor Equipment Associates Inc. (c)	64	1,839
Western Union Co.	88	1,316
		44,287
MATERIALS - 2.2%
Bemis Co. Inc.	64	1,736
Grief Inc.	32	1,750
		3,486
TELECOMMUNICATION SERVICES - 1.3%
tw telecom inc. (c)	127	2,110

Total Common Stocks (cost $150,177)		156,305

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$456	19

Total Non-U.S. Government Agency Asset-Backed Securities (cost $456)		19

SHORT TERM INVESTMENTS - 9.9%
Mutual Funds - 2.5%
JNL Money Market Fund, 0.06% (a) (h)	4,045	4,045

Securities Lending Collateral - 7.4%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	9,659	9,659
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	2,331	2,331
		11,990

Total Short Term Investments (cost $16,035)		16,035

Total Investments - 106.3% (cost $166,668)		172,359
Other Assets and Liabilities, Net - (6.3%)		(10,259)
Total Net Assets - 100%		$162,100

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.4%
ACE Securities Corp. REMIC, 0.48%, 02/25/31 (i)	$441	$362
Banc of America Commercial Mortgage Inc.
REMIC, 6.41%, 03/11/32 (i) (s) (u)	2,054	2,284
Commercial Mortgage Pass-Through Certificates
REMIC, 5.45%, 07/16/34 (s) (u)	3,063	3,119
CompuCredit Acquired Portfolio Voltage Master Trust,
0.52%, 09/15/18 (i) (s) (u)	567	501
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	173	182
Countrywide Alternative Loan Trust REMIC,
0.56%, 07/20/46 (i)	1,254	489
0.54%, 12/20/46 (i)	1,475	727
Countrywide Home Equity Loan Trust,
0.64%, 02/15/34 (i)	647	318
IndyMac Seconds Asset Backed Trust
REMIC, 0.48%, 06/25/36 (i) (u)	985	100
LB-UBS Commercial Mortgage Trust
REMIC, 5.35%, 11/15/38	2,520	2,600
MASTR Adjustable Rate Mortgages Trust
REMIC, 3.18%, 02/25/34 (i)	748	690
Morgan Stanley Mortgage Loan Trust
REMIC, 2.80%, 10/25/34 (i)	640	552
Nomura Asset Acceptance Corp.
REMIC, 6.50%, 03/25/34 (t)	4,935	4,852
Provident Funding Mortgage Loan Trust
REMIC, 2.86%, 10/25/35 (i)	540	498
SACO I Inc. REMIC, 0.48%, 06/25/36 (i) (u)	506	93
Sigma Finance, Inc. (d) (f) (u)	2,177	93
Structured Asset Mortgage Investments Inc.
REMIC, 0.56%, 08/25/36 (i)	1,563	861
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,952	3,218
Wells Fargo Mortgage Backed Securities Trust
REMIC, 6.00%, 06/25/37	1,025	876

Total Non-U.S. Government Agency Asset-Backed Securities (cost $28,416)		22,415

CORPORATE BONDS AND NOTES - 0.7%
FINANCIALS - 0.7%
General Electric Capital Corp., 3.00%, 12/09/11	2,500	2,583
Morgan Stanley, 3.25%, 12/01/11	2,500	2,590
Wells Fargo & Co., 3.00%, 12/09/11	1,525	1,576

Total Corporate Bonds and Notes (cost $6,520)		6,749

GOVERNMENT AND AGENCY OBLIGATIONS - 85.6%
GOVERNMENT SECURITIES - 29.5%
Sovereign - 3.2%
Financing Corp., 2.89%, 04/05/19	5,000	3,658
Israel Government AID Bond, 0.00%, 11/01/21 (j)	10,000	6,328
Residual Funding Principal Only Strips
2.90%, 10/15/19	3,800	2,737
0.00%, 07/15/20 (j)	6,750	4,637
0.00%, 01/15/30 (j)	5,660	2,411
Tennessee Valley Authority Generic Strip
0.00%, 01/15/21 (j)	7,368	4,770
0.00%, 07/15/21 (j)	7,119	4,469
		29,010
Treasury Inflation Index Securities - 4.4%
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/11 (r)	3,471	3,529
2.50%, 07/15/16 (r)	2,461	2,739
1.38%, 07/15/18 (e) (r)	25,275	26,195
2.00%, 01/15/26 (r)	5,690	6,016
2.38%, 01/15/27 (r)	2,173	2,407
		40,886
U.S. Treasury Securities - 21.9%
U.S. Treasury Bond
8.88%, 08/15/17 (e)	8,000	11,395
0.00%, 08/15/21 (e) (j)	25,000	16,892
5.25%, 11/15/28	20,000	24,072
5.25%, 02/15/29	10,000	12,034
5.38%, 02/15/31	13,000	15,994
U.S. Treasury Note
4.63%, 02/15/17	22,000	25,133
4.75%, 08/15/17	15,000	17,343
3.38%, 11/15/19	75,000	77,678
		200,541
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 56.1%
Federal Farm Credit Bank - 0.9%
Federal Farm Credit Bank, 5.75%, 12/07/28	7,000	8,164

Federal Home Loan Bank - 1.8%
Federal Home Loan Bank
4.88%, 05/17/17 (e)	10,000	11,389
5.25%, 12/11/20	4,500	5,129
		16,518
Federal Home Loan Mortgage Corp. - 19.3%
Federal Home Loan Mortgage Corp.
7.00%, 07/01/11	-	-
6.50%, 08/01/13	6	6
8.00%, 07/01/20	20	22
6.00%, 11/01/28	262	289
7.00%, 04/01/29	67	76
7.00%, 10/01/31	2	3
7.00%, 11/01/31	4	4
7.00%, 02/01/32	64	72
7.00%, 03/01/32	63	71
7.00%, 04/01/32	7	8
7.00%, 04/01/32	48	54
7.00%, 06/01/32	5	6
7.00%, 06/01/32	3	4
7.00%, 08/01/32	4	5
5.00%, 08/01/33	1,104	1,173
5.00%, 12/01/34	4,465	4,739
5.20%, 12/01/35 (i)	5,490	5,801
5.57%, 01/01/37 (i)	676	717
REMIC, 5.00%, 10/15/17	3,317	3,556
REMIC, 5.00%, 12/15/17	7,000	7,612
REMIC, 5.00%, 01/15/18	3,500	3,813
REMIC, 5.00%, 02/15/18	10,000	10,927
REMIC, 5.00%, 03/15/18	4,000	4,312
REMIC, 4.50%, 06/15/18	1,620	1,730
REMIC, 4.50%, 08/15/19	3,400	3,641
REMIC, 4.50%, 10/15/19	10,466	11,203
REMIC, 4.50%, 02/15/20	2,500	2,686
REMIC, 4.50%, 09/15/20	5,365	5,747
REMIC, 5.00%, 07/15/23	7,061	7,752
REMIC, 5.50%, 01/15/27	7,000	7,678
REMIC, 4.50%, 04/15/32	183	188
REMIC, 5.00%, 12/15/32	3,500	3,783
REMIC, 5.50%, 01/15/33	7,617	8,240
REMIC, 5.00%, 07/15/33	3,000	3,253
REMIC, 5.00%, 08/15/33	7,000	7,562
REMIC, 5.00%, 09/15/33	8,240	8,937
REMIC, 4.50%, 04/15/34	10,607	11,480
REMIC, 5.00%, 05/15/34	3,890	4,235
REMIC, 5.00%, 06/15/34	3,610	3,838
REMIC, 5.50%, 06/15/34	10,000	10,944
REMIC, 4.50%, 07/15/34	2,202	2,341
REMIC, 5.50%, 10/15/34	4,000	4,336
REMIC, 5.00%, 01/15/35	4,000	4,328
REMIC, 5.00%, 02/15/35	5,000	5,035
REMIC, 5.50%, 07/15/35	6,580	7,309
REMIC, 5.50%, 07/15/36	4,383	4,854
REMIC, 6.00%, 07/15/37	2,000	2,286
REMIC, Interest Only, 5.00%, 03/15/31	577	13
		176,669
Federal National Mortgage Association - 27.0%
Federal National Mortgage Association
12.50%, 09/20/15	-	-
12.00%, 01/01/16	24	28
12.00%, 01/15/16	-	-
12.50%, 01/15/16	4	5
5.00%, 02/01/19	486	523
11.50%, 09/01/19	-	-
0.00%, 10/09/19 (j)	12,000	7,419
10.50%, 08/01/20	4	5
0.00%, 11/15/20 (j)	9,000	5,952
4.00%, 02/01/25	19,534	20,327
6.50%, 03/01/26	3	3
7.00%, 05/01/26	8	8
7.00%, 12/01/28	4	5
7.00%, 03/01/29	6	7
8.00%, 07/01/29	1	1
8.00%, 11/01/29	17	20
8.00%, 12/01/29	15	18
7.00%, 01/01/30	16	18
8.00%, 01/01/30	23	27
8.00%, 02/01/30	4	4
8.00%, 05/01/30	1	1
8.00%, 09/01/30	-	-
8.00%, 10/01/30	17	20
8.00%, 01/01/31	60	70
8.00%, 01/01/31	3	3
6.00%, 02/01/31	161	177
7.50%, 02/01/31	29	33
8.00%, 02/01/31	2	3
8.00%, 02/01/31	14	16
8.00%, 03/01/31	3	4
8.00%, 03/01/31	9	10
6.00%, 01/01/33	563	621
5.50%, 02/01/35	8,109	8,746
6.00%, 06/01/35	148	161
5.00%, 09/01/35	122	130
5.00%, 09/01/35	139	147
6.00%, 10/01/35	29	32
6.00%, 10/01/35	259	282
6.00%, 10/01/35	448	488
6.00%, 11/01/35	43	46
6.00%, 11/01/35	378	412
6.00%, 11/01/35	771	841
5.00%, 12/01/35	395	419
5.50%, 01/01/36	2,884	3,106
6.00%, 02/01/36	244	265
6.50%, 02/01/36	337	370
6.50%, 02/01/36	587	645
6.50%, 02/01/36	256	283
5.00%, 03/01/36	9,512	10,097
6.00%, 03/01/36	276	300
6.00%, 03/01/36	79	86
6.00%, 03/01/36	385	419
6.50%, 03/01/36	1,433	1,573
5.50%, 04/01/36	162	174
5.50%, 04/01/36	117	128
5.50%, 04/01/36	40	43
5.50%, 04/01/36	412	443
5.50%, 04/01/36	176	189
5.50%, 04/01/36	107	115
5.50%, 04/01/36	16	18
5.50%, 04/01/36	18	19
5.50%, 04/01/36	169	182
5.50%, 04/01/36	474	510
6.00%, 04/01/36	363	395
6.00%, 04/01/36	34	37
6.00%, 04/01/36	272	296
5.50%, 05/01/36	215	232
5.50%, 05/01/36	15	16
5.50%, 05/01/36	409	440
5.50%, 05/01/36	51	55
5.50%, 05/01/36	21	23
5.50%, 05/01/36	88	94
5.50%, 05/01/36	138	148
5.50%, 05/01/36	208	224
5.50%, 05/01/36	63	68
5.50%, 05/01/36	124	134
5.50%, 05/01/36	146	157
5.50%, 05/01/36	590	634
5.50%, 05/01/36	420	451
5.50%, 05/01/36	286	307
5.50%, 05/01/36	158	170
5.50%, 05/01/36	236	253
6.00%, 05/01/36	89	97
5.50%, 06/01/36	83	89
5.50%, 06/01/36	47	51
5.50%, 06/01/36	512	550
5.50%, 06/01/36	15	16
5.50%, 06/01/36	428	460
5.50%, 06/01/36	147	158
5.50%, 06/01/36	334	359
5.50%, 06/01/36	73	78
5.50%, 06/01/36	106	114
6.00%, 06/01/36	428	466
6.00%, 06/01/36	203	221
6.00%, 06/01/36	178	194
6.00%, 06/01/36	254	277
6.00%, 06/01/36	164	179
6.00%, 06/01/36	175	190
5.50%, 07/01/36	227	244
5.50%, 07/01/36	441	474
5.50%, 07/01/36	371	399
5.50%, 07/01/36	78	84
5.50%, 07/01/36	77	83
6.00%, 07/01/36	234	255
6.00%, 07/01/36	2,711	2,950
6.00%, 07/01/36	20,666	22,440
6.00%, 07/01/36	242	264
6.00%, 07/01/36	192	209
5.50%, 08/01/36	10	11
5.50%, 08/01/36	292	314
6.00%, 08/01/36	241	263
6.00%, 08/01/36	121	131
6.00%, 08/01/36	166	180
6.00%, 08/01/36	210	229
6.00%, 09/01/36	222	242
6.00%, 09/01/36	105	115
5.50%, 10/01/36	2,013	2,164
6.00%, 12/01/36	282	307
5.00%, 12/01/39	24,356	25,934
REMIC, 5.00%, 05/25/18	9,880	10,730
REMIC, 4.00%, 01/25/19	3,000	3,184
REMIC, 5.00%, 12/25/22	11,111	12,141
REMIC, 4.50%, 04/25/23	6,712	7,232
REMIC, 4.50%, 07/25/23	11,114	11,893
REMIC, 5.00%, 04/25/32	7,500	7,924
REMIC, 4.50%, 12/25/32	5,000	5,403
REMIC, 3.50%, 07/25/33	2,498	2,578
REMIC, 5.00%, 05/25/34	4,250	4,566
REMIC, 5.50%, 12/25/34	2,535	2,761
REMIC, 5.50%, 02/25/35	8,790	9,633
REMIC, 5.50%, 07/25/35	3,539	3,850
REMIC, 5.50%, 11/25/35	2,025	2,237
REMIC, 10.81%, 02/25/40 (i)	1,499	1,502
REMIC, 7.50%, 12/25/41	10,711	12,219
REMIC, 4.68%, 06/25/43	8,206	8,792
REMIC, 6.00%, 12/25/49	3,339	3,672
REMIC, Bond Strip Principal, 0.00%, 05/01/23 (j)	6,942	6,141
		247,380
Government National Mortgage Association - 7.1%
Government National Mortgage Association
6.00%, 04/15/29	3	4
6.00%, 05/15/32	1	2
6.00%, 07/15/32	1	1
6.00%, 01/15/34	18	20
6.00%, 01/15/34	19	21
6.00%, 06/15/34	5	5
6.00%, 09/15/34	521	573
6.00%, 09/15/34	35	38
6.00%, 09/15/34	92	101
6.00%, 04/15/35	452	496
6.00%, 04/15/35	78	85
6.00%, 05/15/35	436	478
6.00%, 05/15/35	13	15
6.00%, 06/15/35	17	19
6.00%, 07/15/35	533	592
6.00%, 07/15/35	455	499
6.00%, 01/15/36	1,188	1,300
REMIC, 6.50%, 06/20/28	1,815	1,904
REMIC, 6.50%, 06/16/31	3,216	3,402
REMIC, 5.00%, 09/20/32	7,000	7,579
REMIC, 5.50%, 03/20/33	3,108	3,428
REMIC, 5.50%, 09/20/33	5,303	5,827
REMIC, 6.00%, 12/16/33	2,951	3,210
REMIC, 5.50%, 12/20/34	10,000	10,524
REMIC, 5.00%, 11/20/36	3,796	4,158
REMIC, 5.50%, 01/20/37	4,816	5,317
REMIC, 5.50%, 02/16/38	3,279	3,563
REMIC, 4.50%, 06/20/39	10,000	10,561
REMIC, Interest Only, 6.50%, 11/20/34	638	23
REMIC, Interest Only, 6.14%, 05/16/38 (i)	8,989	1,020
		64,765

Total Government and Agency Obligations (cost $726,798)		783,933

SHORT TERM INVESTMENTS - 15.2%
Mutual Funds - 10.6%
JNL Money Market Fund, 0.06% (a) (h)	96,794	96,794

Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	24,426	24,426
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	17,655	17,655
		42,081

Total Short Term Investments (cost $138,875)		138,875

Total Investments - 103.9% (cost $900,609)		951,972
Other Assets and Liabilities, Net - (3.9%)		(36,026)
Total Net Assets - 100%		$915,946

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 92.3%
CONSUMER DISCRETIONARY - 4.8%
Desarrolladora Homex SAB de CV - ADR (c) (e)	206	$5,210
Grupo Televisa SA - ADR	522	9,081
Hyundai Mobis	38	6,356
Truworths International Ltd.	1,038	7,225
Woongjin Coway Co. Ltd.	339	11,356
		39,228
CONSUMER STAPLES - 12.9%
British American Tobacco Plc	379	5,126
Eastern Tobacco	201	4,361
Fomento Economico Mexicano SAB de CV - ADR	234	10,089
Hite Brewery Co. Ltd.	46	5,452
Kimberly-Clark de Mexico SAB de CV (e)	1,029	5,975
KT&G Corp.	286	14,072
Magnit OAO - GDR (c) (f)	326	5,637
Magnit OJSC - GDR (c) (t)	10	136
Massmart Holdings Ltd.	459	7,031
Natura Cosmeticos SA	490	10,863
Oriflame Cosmetics SA - SDR (e)	122	6,337
Shoprite Holdings Ltd.	632	6,791
Souza Cruz SA	392	14,753
Tiger Brands Ltd.	362	8,009
		104,632
ENERGY - 5.1%
Banpu Public Co. Ltd.	410	7,640
LUKOIL OAO - ADR	367	18,823
Oil & Gas Development Co. Ltd.	2,201	3,646
Pakistan Petroleum Ltd.	2,481	5,340
PT Tambang Batubara Bukit Asam Tbk	3,261	6,151
		41,600
FINANCIALS - 22.9%
Akbank T.A.S.	2,097	10,047
Banco do Brasil SA	1,866	25,832
Bank Mandiri Persero Tbk PT	10,472	6,862
Bank of India	926	6,905
China Construction Bank Corp.	10,987	8,845
Commercial International Bank	744	8,704
Kasikornbank Public Co. Ltd.	2,371	6,892
Korea Life Insurance Co. Ltd.	1,160	8,144
Nedbank Group Ltd. (e)	785	12,221
OTP Bank Rt (c) (e)	293	5,913
Punjab National Bank Ltd.	740	16,627
Sanlam Ltd.	5,052	14,980
Shinhan Financial Group Co. Ltd.	579	21,317
Standard Bank Group Ltd. (e)	601	7,970
Turkiye Is Bankasi SA	8,207	25,399
		186,658
INDUSTRIALS - 5.6%
Cia de Concessoes Rodoviarias	286	5,861
KOC Holding AS	2,775	9,386
Murray & Roberts Holdings Ltd.	1,953	9,828
Orascom Construction Industries	309	12,147
United Tractors Tbk PT	3,945	8,087
		45,309
INFORMATION TECHNOLOGY - 17.6%
Advanced Semiconductor Engineering Inc.	6,840	5,386
Cielo SA	2,879	24,468
HON HAI Precision Industry Co. Ltd. - GDR (c)	1,612	11,598
HTC Corp.	459	6,098
Infosys Technologies Ltd. - ADR (e)	108	6,494
MediaTek Inc.	364	5,081
Netease.com - ADR (c)	335	10,607
NHN Corp. (c)	99	14,674
Redecard SA	1,609	22,737
Samsung Electronics Co. Ltd.	25	15,633
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,115	20,647
		143,423
MATERIALS - 13.2%
Cia Siderurgica Nacional SA - ADR	696	10,226
First Quantum Minerals Ltd. (e)	169	8,496
Grupo Mexico SAB de CV	3,698	8,778
Israel Chemicals Ltd.	862	8,980
Jindal Steel & Power Ltd.	452	6,034
Kumba Iron Ore Ltd. (e)	316	13,047
Pretoria Portland Cement Co. Ltd.	1,996	8,247
Semen Gresik Persero Tbk PT	8,549	8,196
Shougang Concord International
Enterprises Co. Ltd. (c) (e)	23,992	3,369
Uralkali - GDR (e)	408	7,265
Vale SA - ADR	1,015	24,712
		107,350
TELECOMMUNICATION SERVICES - 9.2%
America Movil SAB de CV - ADR	270	12,811
Egyptian Co. for Mobile Services	143	4,199
Mobile Telesystems - ADR (e)	573	10,974
Philippine Long Distance Telephone Co. - ADR (e)	326	16,637
PT Telekomunikasi Indonesia - ADR (e)	464	15,887
Turkcell Iletisim Hizmet AS	2,750	14,264
		74,772
UTILITIES - 1.0%
Companhia Energetica de Minas Gerais - ADR (e)	578	8,481

Total Common Stocks (cost $711,046)		751,453

PREFERRED STOCKS - 3.9%
ENERGY - 0.7%
Ultrapar Participacoes SA	117	5,581

MATERIALS - 2.6%
Fertilizantes Fosfatados SA	192	1,422
Usinas Siderurgicas de Minas Gerais SA - Class A	745	19,938
		21,360
UTILITIES - 0.6%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	243	4,878

Total Preferred Stocks (cost $30,193)		31,819

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$782	33

Total Non-U.S. Government Agency Asset-Backed Securities (cost $782)		33

SHORT TERM INVESTMENTS - 7.9%
Mutual Funds - 3.7%
JNL Money Market Fund, 0.06% (a) (h)	30,356	30,356

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	29,560	29,560
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	4,470	4,470
		34,030

Total Short Term Investments (cost $64,386)		64,386

Total Investments - 104.1% (cost $806,407)		847,691
Other Assets and Liabilities, Net - (4.1%)		(33,693)
Total Net Assets - 100%		$813,998

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 17.3%
AutoZone Inc. (c)	15	$2,918
Burger King Holdings Inc.	141	2,373
Cablevision Systems Corp. - Class A	52	1,253
Darden Restaurants Inc.	29	1,131
Family Dollar Stores Inc.	60	2,258
J.C. Penney Co. Inc.	86	1,852
Mattel Inc.	243	5,142
Newell Rubbermaid Inc. (e)	230	3,372
Stanley Black & Decker Inc.	39	1,945
TJX Cos. Inc.	45	1,871
Viacom Inc. - Class B	88	2,761
		26,876
CONSUMER STAPLES - 7.2%
Avon Products Inc.	53	1,397
Campbell Soup Co.	41	1,455
McCormick & Co. Inc. (e)	76	2,870
Molson Coors Brewing Co.	67	2,855
Ralcorp Holdings Inc. (c)	48	2,630
		11,207
ENERGY - 7.2%
Arch Coal Inc.	63	1,248
Holly Corp. (e)	78	2,081
Massey Energy Co.	22	602
Noble Energy Inc.	29	1,738
Tidewater Inc.	53	2,044
Valero Energy Corp.	58	1,037
Williams Cos. Inc.	139	2,535
		11,285
FINANCIALS - 16.9%
Ameriprise Financial Inc.	124	4,484
City National Corp. (e)	76	3,899
Digital Realty Trust Inc. (e)	19	1,119
Fifth Third Bancorp	181	2,222
KeyCorp	238	1,829
Macerich Co.	64	2,374
NYSE Euronext	63	1,730
PartnerRe Ltd.	22	1,543
Public Storage	20	1,741
RenaissanceRe Holdings Ltd.	47	2,622
Tanger Factory Outlet Centers Inc.	26	1,055
UDR Inc.	85	1,628
		26,246
HEALTH CARE - 9.7%
CareFusion Corp. (c)	104	2,354
Hospira Inc. (c)	51	2,953
Life Technologies Corp. (c)	39	1,861
Talecris Biotherapeutics Holdings Corp. (c)	40	838
Teleflex Inc.	41	2,209
Warner Chilcott Plc (c)	110	2,507
Zimmer Holdings Inc. (c)	43	2,313
		15,035
INDUSTRIALS - 9.9%
Corrections Corp. of America (c)	95	1,807
Dover Corp. (e)	112	4,693
Foster Wheeler AG (c)	50	1,047
Parker Hannifin Corp.	53	2,923
Republic Services Inc. - Class A	60	1,778
Rockwell Collins Inc.	59	3,108
		15,356
INFORMATION TECHNOLOGY - 13.9%
Analog Devices Inc.	115	3,215
BMC Software Inc. (c)	76	2,642
Fidelity National Information Services Inc.	54	1,454
Ingram Micro Inc. - Class A (c)	205	3,112
Intuit Inc. (c)	65	2,246
Lexmark International Inc. (c)	53	1,744
NetApp Inc. (c)	52	1,925
NeuStar Inc. - Class A (c)	61	1,250
Symantec Corp. (c)	208	2,893
Tellabs Inc.	177	1,128
		21,609
MATERIALS - 9.7%
Air Products & Chemicals Inc.	19	1,199
Ball Corp.	107	5,626
Cliffs Natural Resources Inc.	18	830
Compass Minerals International Inc. (e)	33	2,312
Eastman Chemical Co.	24	1,302
Nucor Corp.	48	1,817
Packaging Corp. of America	88	1,930
		15,016
UTILITIES - 5.8%
Allegheny Energy Inc.	68	1,402
American Electric Power Co. Inc.	114	3,666
Energen Corp.	56	2,473
EQT Corp.	41	1,477
		9,018

Total Common Stocks (cost $147,417)		151,648

PREFERRED STOCKS - 0.7%
INDUSTRIALS - 0.7%
Better Place (f) (s) (u)	338	1,015

Total Preferred Stocks (cost $1,015)		1,015

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$525	22

Total Non-U.S. Government Agency Asset-Backed Securities (cost $525)		22

SHORT TERM INVESTMENTS - 7.7%
Mutual Funds - 1.4%
JNL Money Market Fund, 0.06% (a) (h)	2,158	2,158

Securities Lending Collateral - 6.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	7,426	7,426
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	2,394	2,394
		9,820

Total Short Term Investments (cost $11,978)		11,978

Total Investments - 106.0% (cost $160,935)		164,663
Other Assets and Liabilities, Net - (6.0%)		(9,385)
Total Net Assets - 100%		$155,278

JNL/M&G Global Basics Fund
COMMON STOCKS - 91.3%
CONSUMER DISCRETIONARY - 10.0%
Compagnie des Alpes (e) (u)	34	$834
Compagnie Financiere Richemont SA	21	721
Hongkong & Shanghai Hotels (u)	2,279	3,763
Starbucks Corp.	135	3,271
Yum! Brands Inc.	84	3,268
		11,857
CONSUMER STAPLES - 22.3%
Agrana Beteiligungs AG (e) (u)	36	2,959
Baron de Ley SA (c) (u)	16	712
Colgate-Palmolive Co.	54	4,285
Corn Products International Inc.	92	2,788
Elizabeth Arden Inc. (c)	57	820
HJ Heinz Co.	5	200
Kerry Group Plc	119	3,309
Marico Ltd.	83	230
Nestle SA	9	452
Petra Foods Ltd.	166	145
Pilgrim’s Pride Corp. (c) (e)	142	932
PZ Cussons Plc	565	2,879
Unilever Plc	174	4,643
Wimm-Bill-Dann Foods OJSC - ADR	120	2,141
		26,495
ENERGY - 6.1%
Aquila Resources Ltd. (c) (e)	293	1,899
Chevron Corp.	14	981
Nexus Energy Ltd. (c)	368	77
Tap Oil Ltd. (c)	101	72
Tullow Oil Plc	280	4,160
		7,189
FINANCIALS - 2.2%
AMMB Holdings Bhd	1,718	2,633

HEALTH CARE - 3.8%
Ansell Ltd.	386	4,237
Genus Plc	27	300
		4,537
INDUSTRIALS - 16.1%
Acuity Brands Inc.	48	1,735
Aggreko Plc	33	702
All America Latina Logistica SA	66	513
DP World Ltd.	2,419	1,060
Fraser and Neave Ltd.	1,675	6,125
G4S Plc	600	2,378
Noble Group Ltd.	2,820	3,409
United Technologies Corp.	33	2,168
Wienerberger AG (c)	84	1,016
		19,106
INFORMATION TECHNOLOGY - 0.0%
Dimension Data Holdings Plc	36	50

MATERIALS - 30.8%
Aber Diamond Corp. (c)	69	845
AMCOL International Corp.	56	1,309
Anatolia Minerals Development Ltd. (c)	75	393
Arkema SA	11	392
Boral Ltd.	282	1,128
Centerra Gold Inc. (c)	10	107
Eramet (e)	15	3,808
Hochschild Mining Plc	150	686
Iluka Resources Ltd. (c) (e)	697	2,692
Imerys SA	76	3,879
Johnson Matthey Plc	77	1,707
K+S AG	44	2,036
Lonmin Plc (c)	180	3,750
Panoramic Resources Ltd.	316	569
Resolute Mining Ltd. (c) (e)	607	525
Scotts Miracle-Gro Co.	68	3,020
SEMAFO Inc. (c)	55	417
Sherritt International Corp.	445	2,392
Sims Metal Management Ltd. (e)	252	3,584
St. Barbara Ltd. (c)	1,157	334
Symrise AG	144	2,972
White Energy Co. Ltd. (c) (e)	34	88
		36,633

Total Common Stocks (cost $113,447)		108,500

PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Villeroy & Boch AG	26	134

Total Preferred Stocks (cost $189)		134

RIGHTS - 0.0%
Cie des Alpes (c)	34	35

Total Rights (cost $0)		35

SHORT TERM INVESTMENTS - 12.1%
Mutual Funds - 6.1%
JNL Money Market Fund, 0.06% (a) (h)	7,299	7,299

Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	7,085	7,085

Total Short Term Investments (cost $14,384)		14,384

Total Investments - 103.5% (cost $128,020)		123,053
Other Assets and Liabilities, Net - (3.5%)		(4,124)
Total Net Assets - 100%		$118,929

JNL/M&G Global Leaders Fund
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 6.5%
H&R Block Inc.	15	$240
Jones Apparel Group Inc.	14	223
Macy’s Inc.	13	240
Time Warner Cable Inc.	6	328
Whirlpool Corp.	3	220
		1,251
CONSUMER STAPLES - 11.1%
Carrefour SA	7	271
Foster’s Group Ltd. (e)	67	317
Heineken Holding NV	6	205
Heineken NV	2	99
Kerry Group Plc	15	409
Kobayashi Pharmaceutical Co. Ltd.	6	238
Lawson Inc. (e)	8	337
Metro AG	5	256
		2,132
ENERGY - 11.2%
Anadarko Petroleum Corp.	8	289
BP Plc	57	275
Forest Oil Corp. (c)	13	356
Hess Corp.	5	267
Mariner Energy Inc. (c)	14	294
Talisman Energy Inc.	23	349
TransCanada Corp. (e)	9	304
		2,134
FINANCIALS - 15.8%
Citigroup Inc. (c)	114	429
GAM Holding Ltd. (c)	23	252
HSBC Holdings Plc	46	416
ING Groep NV (c)	39	290
JPMorgan Chase & Co.	12	447
Krung Thai Bank Plc	544	210
State Bank of India Ltd. - GDR	2	242
Unum Group	14	308
Wells Fargo & Co.	17	433
		3,027
HEALTH CARE - 9.8%
Astellas Pharma Inc.	14	459
AstraZeneca Plc	10	463
Merck & Co. Inc.	14	481
Pfizer Inc.	33	476
		1,879
INDUSTRIALS - 13.9%
ABM Industries Inc.	11	233
AGCO Corp. (c) (e)	10	278
Hutchison Whampoa Ltd.	55	338
ITT Corp.	3	144
Nexans SA (e)	4	217
Norfolk Southern Corp.	7	347
Shanghai Industrial Holdings Ltd. (e)	65	257
Siemens AG	3	299
Spirit Aerosystems Holdings Inc. (c)	14	257
Timken Co.	12	301
		2,671
INFORMATION TECHNOLOGY - 16.3%
eBay Inc. (c)	19	373
Ingram Micro Inc. - Class A (c)	17	258
Konica Minolta Holdings Inc.	32	303
Marvell Technology Group Ltd. (c)	15	227
Microsoft Corp.	21	488
Parametric Technology Corp. (c)	20	306
QUALCOMM Inc.	10	312
SAP AG	7	310
Yahoo! Inc. (c)	18	254
Yokogawa Electric Corp.	46	282
		3,113
MATERIALS - 6.3%
Anglo American Plc (c)	9	315
Boral Ltd.	72	290
Koninklijke DSM NV	9	367
ThyssenKrupp AG	9	230
		1,202
TELECOMMUNICATION SERVICES - 3.8%
China Communication Services Corp. Ltd.	266	129
SK Telecom Co. Ltd. - ADR	20	299
Vodafone Group Plc	148	305
		733
UTILITIES - 1.3%
EDP - Energias do Brasil SA	12	242

Total Common Stocks (cost $18,976)		18,384

PREFERRED STOCKS - 2.3%
INFORMATION TECHNOLOGY - 2.3%
Samsung Electronics Co. Ltd.	1	443

Total Preferred Stocks (cost $367)		443

SHORT TERM INVESTMENTS - 6.9%
Mutual Funds - 2.0%
JNL Money Market Fund, 0.06% (a) (h)	386	386

Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	936	936

Total Short Term Investments (cost $1,322)		1,322

Total Investments - 105.2% (cost $20,665)		20,149
Other Assets and Liabilities, Net - (5.2%)		(1,002)
Total Net Assets - 100%		$19,147

JNL/Mellon Capital Management 10 X 10 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management
Bond Index Fund (2.0%) (a)	1,801	$21,554
JNL/Mellon Capital Management
International Index Fund (2.3%) (a)	1,703	17,367
JNL/Mellon Capital Management JNL 5 Fund (3.2%) (a)	13,488	96,976
JNL/Mellon Capital Management
S&P 400 MidCap Index Fund (4.1%) (a)	1,815	19,928
JNL/Mellon Capital Management
S&P 500 Index Fund (1.9%) (a)	2,159	18,844
JNL/Mellon Capital Management
Small Cap Index Fund (3.8%) (a)	2,013	19,771

Total Investment Funds (cost $204,999)		194,440

Total Investments - 100.0% (cost $204,999)		194,440
Other Assets and Liabilities, Net - 0.0%		(11)
Total Net Assets - 100%		$194,429

JNL/Mellon Capital Management Index 5 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management
Bond Index Fund (4.8%) (a)	4,396	$52,620
JNL/Mellon Capital Management
International Index Fund (5.7%) (a)	4,157	42,398
JNL/Mellon Capital Management
S&P 400 MidCap Index Fund (9.9%) (a)	4,431	48,650
JNL/Mellon Capital Management
S&P 500 Index Fund (4.7%) (a)	5,270	46,005
JNL/Mellon Capital Management
Small Cap Index Fund (9.3%) (a)	4,915	48,265

Total Investment Funds (cost $230,267)		237,938

Total Investments - 100.0% (cost $230,267)		237,938
Other Assets and Liabilities, Net - 0.0%		(12)
Total Net Assets - 100%		$237,926

JNL/Mellon Capital Management European 30 Fund
COMMON STOCKS - 101.0%
CONSUMER DISCRETIONARY - 6.5%
Next Plc	18	$523
Vivendi SA	20	404
		927
CONSUMER STAPLES - 4.0%
Colruyt SA	2	574

ENERGY - 8.4%
BP Plc	61	292
Royal Dutch Shell Plc - Class B	20	488
Total SA	9	409
		1,189

FINANCIALS - 17.9%
CNP Assurances SA	6	413
Hannover Rueckversicherung AG	13	539
Legal & General Group Plc	453	529
Topdanmark A/S (c)	4	477
Zurich Financial Services AG	3	594
		2,552
HEALTH CARE - 28.1%
AstraZeneca Plc	13	592
Celesio AG (e)	23	509
GlaxoSmithKline Plc	28	470
H Lundbeck A/S	32	441
Novartis AG	11	523
Roche Holding AG	3	478
Sanofi-Aventis SA	7	450
Smith & Nephew Plc	57	540
		4,003
INDUSTRIALS - 7.8%
Balfour Beatty Plc	141	503
Societe BIC SA	9	605
		1,108
MATERIALS - 3.6%
Svenska Cellulosa AB	44	519

TELECOMMUNICATION SERVICES - 12.8%
France Telecom SA	24	409
Koninklijke KPN NV	35	443
Mobistar SA	9	456
Swisscom AG	2	523
		1,831
UTILITIES - 11.9%
Enel SpA	102	430
Gas Natural SDG SA (e)	27	394
RWE AG	6	397
Snam Rete Gas SpA	119	474
		1,695

Total Common Stocks (cost $17,322)		14,398

SHORT TERM INVESTMENTS - 2.1%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.06% (a) (h)	2	2

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	291	291

Total Short Term Investments (cost $293)		293

Total Investments - 103.1% (cost $17,615)		14,691
Other Assets and Liabilities, Net - (3.1%)		(437)
Total Net Assets - 100%		$14,254

JNL/Mellon Capital Management Pacific Rim 30 Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 5.6%
Esprit Holdings Ltd.	127	$683
Tabcorp Holdings Ltd.	136	723
		1,406
CONSUMER STAPLES - 16.0%
FamilyMart Co. Ltd.	29	951
Foster’s Group Ltd. (e)	172	813
Metcash Ltd. (e)	212	746
Nisshin Seifun Group Inc. (e)	63	711
Woolworths Ltd.	34	767
		3,988
FINANCIALS - 13.0%
Bank of Yokohama Ltd.	187	855
China Bank Ltd.	143	863
Hang Seng Bank Ltd.	58	772
Stockland	240	745
		3,235
HEALTH CARE - 10.9%
Alfresa Holdings Corp.	22	1,040
Chugai Pharmaceutical Co. Ltd.	46	810
Suzuken Co. Ltd. (e)	26	870
		2,720
INDUSTRIALS - 10.5%
East Japan Railway Co.	14	900
Hong Kong Aircraft Engineering Co. Ltd.	65	877
Sumitomo Corp.	84	837
		2,614
MATERIALS - 2.4%
Sims Metal Management Ltd. (e)	43	605

TELECOMMUNICATION SERVICES - 19.1%
KDDI Corp.	-	763
Nippon Telegraph & Telephone Corp.	22	884
NTT DoCoMo Inc.	1	924
Singapore Telecommunications Ltd.	383	828
Telecom Corp. of New Zealand Ltd.	467	602
Telstra Corp. Ltd.	275	751
		4,752
UTILITIES - 21.7%
Cheung Kong Infrastructure Holdings Ltd.	223	826
CLP Holdings Ltd.	126	912
Hokuriku Electric Power Co.	39	857
Hongkong Electric Holdings Ltd.	156	929
Tokyo Electric Power Co. Inc.	34	922
Tokyo Gas Co. Ltd.	214	978
		5,424

Total Common Stocks (cost $26,082)		24,744

SHORT TERM INVESTMENTS - 12.9%
Mutual Funds - 1.0%
JNL Money Market Fund, 0.06% (a) (h)	255	255

Securities Lending Collateral - 11.9%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	2,966	2,966

Total Short Term Investments (cost $3,221)		3,221

Total Investments - 112.1% (cost $29,303)		27,965
Other Assets and Liabilities, Net - (12.1%)		(3,026)
Total Net Assets - 100%		$24,939

JNL/Mellon Capital Management S&P 500 Index Fund * (w)
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 9.9%
Comcast Corp. - Class A	294	$5,107
Home Depot Inc.	176	4,944
McDonald’s Corp.	111	7,340
Time Warner Cable Inc.	37	1,909
Time Warner Inc.	119	3,448
Walt Disney Co. (e)	203	6,383
Other Securities		69,259
		98,390
CONSUMER STAPLES - 11.2%
Altria Group Inc.	216	4,322
Coca-Cola Co.	239	11,958
Coca-Cola Enterprises Inc.	33	863
Colgate-Palmolive Co.	51	4,031
CVS Caremark Corp.	142	4,150
Kraft Foods Inc. - Class A	180	5,038
PepsiCo Inc.	167	10,205
Philip Morris International Inc.	192	8,818
Procter & Gamble Co.	299	17,916
Wal-Mart Stores Inc.	216	10,396
Other Securities		33,859
		111,556
ENERGY - 10.3%
Chevron Corp.	208	14,104
ConocoPhillips	154	7,558
Exxon Mobil Corp.	530	30,239
Occidental Petroleum Corp.	84	6,488
Schlumberger Ltd.	124	6,857
Other Securities		37,793
		103,039
FINANCIALS - 15.7%
American Express Co.	124	4,922
Bank of America Corp.	1,038	14,918
Bank of New York Mellon Corp. (a)	125	3,093
Berkshire Hathaway Inc. - Class B (c)	171	13,650
Citigroup Inc. (c)	2,333	8,774
Goldman Sachs Group Inc.	54	7,029
JPMorgan Chase & Co.	412	15,081
U.S. Bancorp	198	4,431
Wells Fargo & Co.	539	13,803
Other Securities		71,590
		157,291
HEALTH CARE - 11.7%
Abbott Laboratories	161	7,521
Amgen Inc. (c)	100	5,241
Bristol-Myers Squibb Co.	178	4,431
Johnson & Johnson	286	16,863
Medtronic Inc.	114	4,152
Merck & Co. Inc.	322	11,277
Pfizer Inc.	835	11,911
Other Securities		55,434
		116,830
INDUSTRIALS - 10.0%
3M Co.	74	5,824
Boeing Co.	78	4,921
General Electric Co.	1,104	15,921
United Parcel Service Inc. - Class B	103	5,850
United Technologies Corp.	97	6,295
Other Securities		61,293
		100,104
INFORMATION TECHNOLOGY - 18.0%
Apple Inc. (c)	94	23,691
Cisco Systems Inc. (c)	593	12,627
Google Inc. - Class A (c)	25	11,129
Hewlett-Packard Co.	242	10,479
Intel Corp.	576	11,198
International Business Machines Corp.	133	16,438
Microsoft Corp.	790	18,167
Oracle Corp.	405	8,684
QUALCOMM Inc.	171	5,606
Other Securities		62,248
		180,267
MATERIALS - 3.2%
Other Securities		32,367

TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	611	14,776
Verizon Communications Inc.	294	8,227
Other Securities		5,965
		28,968
UTILITIES - 3.6%
Other Securities		36,268

Total Common Stocks (cost $1,026,069)		965,080

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		39

Total Non-U.S. Government Agency Asset-Backed Securities (cost $915)		39

SHORT TERM INVESTMENTS - 4.3%
Mutual Funds - 2.7%
JNL Money Market Fund, 0.06% (a) (h)	27,377	27,377

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	6,333	6,333
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	6,353	6,353
		12,686
U.S. Treasury Securities - 0.3%
Other Securities		2,704

Total Short Term Investments (cost $42,768)		42,767

Total Investments - 100.8% (cost $1,069,752)		1,007,886
Other Assets and Liabilities, Net - (0.8%)		(8,330)
Total Net Assets - 100%		$999,556

JNL/Mellon Capital Management S&P 400 MidCap Index Fund * (w)
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 13.4%
Advance Auto Parts Inc.	48	$2,408
BorgWarner Inc. (c)	64	2,404
Chipotle Mexican Grill Inc. - Class A (c)	17	2,379
Dollar Tree Inc. (c)	70	2,905
NetFlix Inc. (c) (e)	23	2,457
NVR Inc. (c)	3	2,205
PetSmart Inc.	65	1,959
Other Securities		49,583
		66,300
CONSUMER STAPLES - 3.7%
Church & Dwight Co. Inc.	39	2,439
Energizer Holdings Inc. (c)	38	1,933
Other Securities		13,775
		18,147
ENERGY - 5.7%
Cimarex Energy Co.	46	3,303
Newfield Exploration Co. (c)	73	3,571
Pride International Inc. (c)	97	2,159
Other Securities		19,060
		28,093
FINANCIALS - 20.2%
AMB Property Corp.	92	2,180
Everest Re Group Ltd.	33	2,310
Federal Realty Investment Trust	34	2,370
Macerich Co.	71	2,646
Nationwide Health Properties Inc.	65	2,313
New York Community Bancorp Inc. (e)	238	3,638
Rayonier Inc.	44	1,938
SL Green Realty Corp.	43	2,359
Other Securities		80,216
		99,970
HEALTH CARE - 12.1%
Beckman Coulter Inc.	38	2,319
Edwards Lifesciences Corp. (c)	62	3,487
Henry Schein Inc. (c)	50	2,740
Hologic Inc. (c)	142	1,982
Idexx Laboratories Inc. (c) (e)	32	1,949
Mettler Toledo International Inc. (c)	19	2,077
Perrigo Co.	44	2,616
ResMed Inc. (c)	41	2,515
Universal Health Services Inc.	52	2,000
Vertex Pharmaceuticals Inc. (c)	110	3,628
Other Securities		34,487
		59,800
INDUSTRIALS - 14.3%
AMETEK Inc.	58	2,339
Bucyrus International Inc. - Class A	44	2,111
Joy Global Inc.	57	2,837
Kansas City Southern (c)	56	2,025
Other Securities		61,431
		70,743
INFORMATION TECHNOLOGY - 14.8%
Ansys Inc. (c)	49	2,008
Avnet Inc. (c)	84	2,014
Cree Inc. (c)	58	3,505
Equinix Inc. (c) (e)	25	2,014
F5 Networks Inc. (c)	44	3,000
Lam Research Corp. (c)	69	2,638
Rovi Corp. (c)	56	2,120
Sybase Inc. (c)	48	3,079
Other Securities		52,726
		73,104
MATERIALS - 6.4%
Albemarle Corp. (e)	50	1,997
Ashland Inc.	43	1,995
Lubrizol Corp.	38	3,021
Martin Marietta Materials Inc. (e)	25	2,117
Other Securities		22,750
		31,880
TELECOMMUNICATION SERVICES - 0.8%
Other Securities		3,997

UTILITIES - 6.2%
Alliant Energy Corp.	61	1,934
National Fuel Gas Co.	45	2,049
NSTAR (e)	59	2,059
OGE Energy Corp.	53	1,955
Other Securities		22,773
		30,770

Total Common Stocks (cost $524,245)		482,804

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		94

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,206)		94

SHORT TERM INVESTMENTS - 10.3%
Mutual Funds - 2.4%
JNL Money Market Fund, 0.06% (a) (h)	12,113	12,113

Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	27,763	27,763
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	9,578	9,578
		37,341
U.S. Treasury Securities - 0.3%
Other Securities		1,335

Total Short Term Investments (cost $50,790)		50,789

Total Investments - 107.9% (cost $577,241)		533,687
Other Assets and Liabilities, Net - (7.9%)		(39,196)
Total Net Assets - 100%		$494,491

JNL/Mellon Capital Management Small Cap Index Fund * (w)
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 13.8%
Deckers Outdoor Corp. (c)	7	$1,036
Polaris Industries Inc.	17	942
Warnaco Group Inc. (c)	26	930
Other Securities		69,240
		72,148
CONSUMER STAPLES - 3.2%
Casey’s General Stores Inc.	28	983
Other Securities		15,954
		16,937
ENERGY - 5.3%
Brigham Exploration Co. (c)	64	990
Other Securities		26,625
		27,615
FINANCIALS - 21.0%
Alterra Capital Holdings Ltd. (e)	52	981
American Capital Ltd. (c) (e)	186	897
Apollo Investment Corp.	106	990
BioMed Realty Trust Inc.	63	1,012
CBL & Associates Properties Inc.	76	946
Entertainment Properties Trust	25	960
FirstMerit Corp. (e)	59	1,009
Highwoods Properties Inc.	40	1,105
Home Properties Inc.	22	974
MFA Financial Inc.	158	1,166
National Retail Properties Inc. (e)	46	978
Omega Healthcare Investors Inc.	50	996
Platinum Underwriters Holdings Ltd.	26	928
ProAssurance Corp. (c)	19	1,057
Prosperity Bancshares Inc.	26	904
SVB Financial Group (c)	23	953
Tanger Factory Outlet Centers Inc.	22	921
Washington Real Estate Investment Trust	33	918
Other Securities		92,279
		109,974
HEALTH CARE - 13.6%
American Medical Systems Holdings Inc. (c)	42	923
AMERIGROUP Corp. (c)	30	967
ev3 Inc. (c)	45	1,019
HealthSouth Corp. (c) (e)	52	966
Owens & Minor Inc. (e)	36	1,013
Psychiatric Solutions Inc. (c)	32	1,037
Salix Pharmaceuticals Ltd. (c)	31	1,197
STERIS Corp. (e)	33	1,022
Other Securities		62,972
		71,116
INDUSTRIALS - 15.0%
Alaska Air Group Inc. (c)	21	923
Baldor Electric Co.	26	946
CLARCOR Inc.	28	1,000
GrafTech International Ltd. (c)	67	974
Nordson Corp.	19	1,058
Other Securities		73,833
		78,734
INFORMATION TECHNOLOGY - 17.4%
ADTRAN Inc.	34	927
Concur Technologies Inc. (c)	22	939
CyberSource Corp. (c)	39	998
GSI Commerce Inc. (c)	34	970
Jack Henry & Associates Inc.	47	1,125
NetLogic Microsystems Inc. (c)	34	930
Parametric Technology Corp. (c) (e)	65	1,020
Rackspace Hosting Inc. (c) (e)	53	969
Riverbed Technology Inc. (c) (e)	34	953
TIBCO Software Inc. (c)	92	1,110
Other Securities		81,436
		91,377
MATERIALS - 4.7%
Rock-Tenn Co. - Class A (e)	21	1,054
Other Securities		23,742
		24,796
TELECOMMUNICATION SERVICES - 1.0%
Other Securities		5,040

UTILITIES - 3.2%
Nicor Inc.	25	1,030
Piedmont Natural Gas Co. Inc. (e)	41	1,046
WGL Holdings Inc. (e)	28	944
Other Securities		13,604
		16,624

Total Common Stocks (cost $540,429)		514,361

RIGHTS - 0.0%
Other Securities		-

Total Rights (cost $0)		-

WARRANTS - 0.0%
Other Securities		-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		112

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,630)		112

SHORT TERM INVESTMENTS - 16.3%
Mutual Funds - 1.5%
JNL Money Market Fund, 0.06% (a) (h)	7,698	7,698

Securities Lending Collateral - 14.7%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	63,675	63,675
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	13,249	13,249
		76,924

U.S. Treasury Securities - 0.1%
Other Securities		780

Total Short Term Investments (cost $85,402)		85,402

Total Investments - 114.5% (cost $627,927)		599,875
Other Assets and Liabilities, Net - (14.5%)		(75,992)
Total Net Assets - 100%		$523,883

JNL/Mellon Capital Management International Index Fund * (w)
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 9.9%
Daimler AG (c)	78	$3,945
Honda Motor Co. Ltd.	143	4,192
Toyota Motor Corp.	238	8,177
Other Securities		59,895
		76,209
CONSUMER STAPLES - 10.4%
Anheuser-Busch InBev NV	62	3,003
Anheuser-Busch InBev NV- Strip VVPR (c)	13	-
British American Tobacco Plc	172	5,472
Diageo Plc	217	3,402
Nestle SA	299	14,419
Tesco Plc	690	3,893
Unilever NV	141	3,845
Other Securities		45,433
		79,467
ENERGY - 7.0%
BG Group Plc	292	4,338
BP Plc	1,620	7,755
ENI SpA	225	4,130
Royal Dutch Shell Plc - Class A	306	7,722
Royal Dutch Shell Plc - Class B	233	5,626
Total SA	182	8,141
Other Securities		15,904
		53,616
FINANCIALS - 24.0%
Allianz SE	39	3,872
Australia & New Zealand Banking Group Ltd.	219	3,932
Banco Bilbao Vizcaya Argentaria SA	308	3,173
Banco Santander SA	710	7,449
Barclays Plc	988	3,946
BNP Paribas	82	4,408
Commonwealth Bank of Australia (e)	132	5,356
Credit Suisse Group AG	97	3,658
Deutsche Bank AG	54	3,011
HSBC Holdings Plc	1,503	13,726
Mitsubishi UFJ Financial Group Inc.	1,100	4,994
National Australia Bank Ltd. (e)	183	3,543
Prudential plc (a)	220	1,658
Standard Chartered Plc	175	4,261
Sumitomo Mitsui Financial Group Inc.	116	3,289
UBS AG (c)	314	4,166
Westpac Banking Corp.	257	4,532
Other Securities		105,063
		184,037
HEALTH CARE - 8.9%
AstraZeneca Plc	125	5,913
Bayer AG	71	3,985
GlaxoSmithKline Plc	448	7,608
Novartis AG	182	8,824
Novo-Nordisk A/S - Class B	38	3,045
Roche Holding AG	61	8,344
Sanofi-Aventis SA	91	5,486
Teva Pharmaceutical Industries Ltd.	80	4,193
Other Securities		20,453
		67,851
INDUSTRIALS - 11.9%
ABB Ltd. (c)	191	3,323
Siemens AG	71	6,367
Other Securities		81,143
		90,833
INFORMATION TECHNOLOGY - 5.2%
Canon Inc.	98	3,652
SAP AG	74	3,298
Other Securities		32,843
		39,793
MATERIALS - 9.9%
Anglo American Plc (c)	114	3,964
BASF SE	79	4,345
BHP Billiton Ltd.	290	9,008
BHP Billiton Plc	191	4,942
Rio Tinto Plc	125	5,493
Other Securities		48,108
		75,860
TELECOMMUNICATION SERVICES - 5.5%
Telefonica SA	355	6,568
Vodafone Group Plc	4,540	9,353
Other Securities		26,214
		42,135
UTILITIES - 5.4%
E.ON AG	156	4,196
GDF Suez	108	3,060
Other Securities		34,259
		41,515

Total Common Stocks (cost $891,109)		751,316

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		1,741

CONSUMER STAPLES - 0.1%
Other Securities		894

HEALTH CARE - 0.1%
Other Securities		461

INDUSTRIALS - 0.0%
Other Securities		353

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		465

UTILITIES - 0.0%
Other Securities		192

Total Preferred Stocks (cost $4,702)		4,106

RIGHTS - 0.0%
Other Securities		-

Total Rights (cost $0)		-

WARRANTS - 0.0%
Other Securities		3

Total Warrants (cost $0)		3

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		73

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,711)		73

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.06% (a) (h)	21,141	21,141

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	33,872	33,872
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	6,992	6,992
		40,864
U.S. Treasury Securities - 0.1%
Other Securities		665

Total Short Term Investments (cost $62,670)		62,670

Total Investments - 106.8% (cost $960,192)		818,168
Other Assets and Liabilities, Net - (6.8%)		(52,162)
Total Net Assets - 100%		$766,006

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.4%
Banc of America Commercial Mortgage Inc.
REMIC, 5.12%, 07/11/43	$150	$156
REMIC, 5.74%, 05/10/45 (i)	1,500	1,589
REMIC, 5.77%, 05/10/45 (i)	550	492
REMIC, 4.89%, 07/10/45	370	386
REMIC, 5.45%, 01/15/49	200	206
REMIC, 5.45%, 01/15/49	1,500	1,519
REMIC, 5.48%, 01/15/49 (i)	350	274
Bear Stearns Commercial Mortgage Securities Inc.
REMIC, 4.87%, 08/13/39 (i)	1,100	1,079
REMIC, 5.91%, 06/11/40 (i)	300	305
REMIC, 5.12%, 02/11/41 (i)	1,150	1,218
REMIC, 5.21%, 02/11/44	260	269
Capital Auto Receivables Asset Trust, 5.21%, 03/17/14	500	518
Capital One Multi-Asset Execution Trust,
4.70%, 06/15/15	1,000	1,069
Centerpoint Energy Transition Co. LLC Secured
Transition Bond, Series A, 5.17%, 08/01/19	741	850
Chase Issuance Trust, 4.65%, 12/17/12	95	96
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	1,019
Citigroup Commercial Mortgage Trust
REMIC, 5.25%, 04/15/40 (i)	247	258
Citigroup/Deutsche Bank Commercial Mortgage Trust
REMIC, 5.62%, 10/15/48	250	256
REMIC, 5.65%, 10/15/48	500	437
REMIC, 5.32%, 12/11/49	1,000	971
Credit Suisse First Boston Mortgage Securities Corp.
REMIC, 4.94%, 12/15/35	700	739
Credit Suisse Mortgage Capital Certificates
REMIC, 5.85%, 03/15/39 (i)	1,500	1,560
REMIC, 5.38%, 02/15/40	250	229
REMIC, 5.45%, 01/15/49 (i)	500	511
CS First Boston Mortgage Securities Corp.
REMIC, 5.42%, 05/15/36 (i)	350	369
REMIC, 4.83%, 04/15/37	680	691
REMIC, 5.01%, 02/15/38 (i)	800	834
REMIC, 5.10%, 08/15/38 (i)	350	365
GE Capital Commercial Mortgage Corp.
REMIC, 6.07%, 06/10/38	750	782
REMIC, 5.34%, 11/10/45 (i)	200	186
Greenwich Capital Commercial Funding Corp.
REMIC, 4.57%, 08/10/42	500	506
GS Mortgage Securities Corp. II
REMIC, 5.56%, 11/10/39	400	406
REMIC, 5.81%, 08/10/45 (e) (i)	850	836
JPMorgan Chase Commercial Mortgage Securities Corp.
REMIC, 4.88%, 01/12/38 (i)	500	527
REMIC, 4.77%, 03/12/39	500	526
REMIC, 5.17%, 08/12/40 (i)	500	521
REMIC, 5.54%, 06/12/41 (i)	850	895
REMIC, 4.74%, 07/15/42	500	521
REMIC, 4.78%, 07/15/42	500	467
REMIC, 4.98%, 07/15/42 (i)	125	79
REMIC, 4.94%, 08/15/42 (i)	278	292
REMIC, 5.42%, 01/15/49	250	244
REMIC, 5.94%, 02/12/49 (i)	200	202
REMIC, 5.79%, 02/12/51 (i)	521	527
LB-UBS Commercial Mortgage Trust
REMIC, 3.85%, 05/15/27	159	163
REMIC, 3.97%, 03/15/29	250	254
REMIC, 5.59%, 06/15/31	75	79
REMIC, 4.17%, 05/15/32	165	172
REMIC, 5.66%, 03/15/39 (i)	750	775
REMIC, 5.42%, 02/15/40	330	329
REMIC, 5.87%, 09/15/45 (e) (i)	2,000	2,015
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	268
Merrill Lynch/Countrywide Commercial Mortgage Trust
REMIC, 5.64%, 02/12/39 (i)	250	260
REMIC, 5.41%, 07/12/46 (i)	200	206
REMIC, 5.17%, 12/12/49	200	197
REMIC, 5.75%, 06/12/50 (i)	532	552
Morgan Stanley Capital I
REMIC, 5.81%, 06/12/12 (i)	400	405
REMIC, 5.81%, 03/12/17 (i)	400	391
REMIC, 4.80%, 01/13/41	250	262
REMIC, 5.33%, 11/12/41	250	260
REMIC, 5.94%, 10/15/42 (i)	270	289
Sigma Finance, Inc. (d) (f) (u)	2,182	93
Wachovia Bank Commercial Mortgage Trust
REMIC, 4.44%, 11/15/34	52	53
REMIC, 5.22%, 01/15/41	100	105
REMIC, 5.48%, 07/15/41 (i)	250	265
REMIC, 4.89%, 10/15/41	200	184
REMIC, 4.90%, 10/15/41 (i)	500	429
REMIC, 5.12%, 07/15/42 (i)	410	434
REMIC, 5.25%, 12/15/43	500	500
REMIC, 5.34%, 12/15/43	200	182
REMIC, 5.53%, 12/15/44 (i)	200	170
REMIC, 5.42%, 01/15/45 (i)	350	365
REMIC, 6.19%, 06/15/45 (i)	500	343
REMIC, 5.57%, 10/15/48	250	259
REMIC, 5.31%, 11/15/48	1,082	1,128

Total Non-U.S. Government Agency Asset-Backed Securities (cost $37,780)		37,169

CORPORATE BONDS AND NOTES - 20.4%
CONSUMER DISCRETIONARY - 1.4%
CBS Corp.
5.75%, 04/15/20 (e)	700	751
7.88%, 07/30/30 (e)	125	145
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	357	413
9.46%, 11/15/22	500	690
Comcast Corp.
5.30%, 01/15/14	500	549
6.50%, 01/15/15	50	57
5.15%, 03/01/20 (e)	1,000	1,047
5.65%, 06/15/35	100	98
6.50%, 11/15/35	100	109
6.95%, 08/15/37	100	114
COX Communications Inc., 5.45%, 12/15/14	150	166
Daimler Finance North America LLC
6.50%, 11/15/13	100	112
8.50%, 01/18/31 (e)	50	64
DirecTV Holdings LLC, 3.55%, 03/15/15 (e)	200	201
Discovery Communications LLC
3.70%, 06/01/15	100	103
6.35%, 06/01/40	100	107
Fortune Brands Inc., 5.38%, 01/15/16	250	270
Grupo Televisa SA, 6.63%, 03/18/25 (e)	100	106
Hasbro Inc., 6.35%, 03/15/40	300	306
Historic TW Inc., 6.63%, 05/15/29	100	110
Home Depot Inc.
5.25%, 12/16/13	250	275
5.88%, 12/16/36	250	256
Johnson Controls Inc., 5.50%, 01/15/16	250	277
Lowe’s Cos. Inc.
4.63%, 04/15/20 (e)	100	107
5.50%, 10/15/35	150	159
5.80%, 04/15/40	100	111
McDonald’s Corp., 5.35%, 03/01/18	300	344
News America Inc.
5.30%, 12/15/14	175	194
5.65%, 08/15/20 (e)	300	331
6.20%, 12/15/34	50	53
6.40%, 12/15/35	100	109
6.65%, 11/15/37	500	561
Omnicom Group Inc., 5.90%, 04/15/16	250	284
Reed Elsevier Capital Inc., 8.63%, 01/15/19	500	637
Target Corp.
5.88%, 07/15/16	250	293
7.00%, 07/15/31	100	122
6.50%, 10/15/37	300	362
Thomson Reuters Corp., 6.50%, 07/15/18	500	591
Time Warner Cable Inc.
6.20%, 07/01/13	700	783
5.85%, 05/01/17	150	165
8.75%, 02/14/19	169	213
6.55%, 05/01/37	250	269
7.30%, 07/01/38	300	348
6.75%, 06/15/39	300	331
Time Warner Inc.
5.88%, 11/15/16 (e)	350	395
7.63%, 04/15/31	250	301
6.20%, 03/15/40 (e)	400	422
Viacom Inc.
6.25%, 04/30/16	250	284
5.63%, 09/15/19 (e)	500	548
Walt Disney Co.
6.38%, 03/01/12	500	542
7.00%, 03/01/32	50	64
Yale University, 2.90%, 10/15/14	300	311
Yum! Brands Inc., 6.88%, 11/15/37	200	230
		15,790
CONSUMER STAPLES - 1.4%
Altria Group Inc.
8.50%, 11/10/13 (l)	500	584
9.70%, 11/10/18 (l)	500	633
9.25%, 08/06/19 (e) (l)	100	125
9.95%, 11/10/38 (l)	100	131
10.20%, 02/06/39 (l)	100	134
Anheuser-Busch Cos. Inc.
4.95%, 01/15/14	200	216
5.05%, 10/15/16	100	108
6.45%, 09/01/37	200	224
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	100	103
5.38%, 01/15/20 (e)	400	431
Archer-Daniels-Midland Co., 5.45%, 03/15/18 (e)	350	398
Bottling Group LLC, 6.95%, 03/15/14	200	236
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	79
Coca-Cola Enterprises Inc.
7.13%, 08/01/17	100	124
8.50%, 02/01/22	250	345
ConAgra Foods Inc., 7.00%, 04/15/19	300	360
CVS Caremark Corp.
5.75%, 08/15/11	350	366
6.13%, 08/15/16	250	286
5.75%, 06/01/17	500	556
Diageo Capital Plc, 4.83%, 07/15/20 (e)	895	949
General Mills Inc.
6.00%, 02/15/12	100	108
5.65%, 09/10/12	500	543
H.J. Heinz Finance Co.	100	115
Kellogg Co., 5.13%, 12/03/12	200	217
Kimberly-Clark Corp., 5.63%, 02/15/12	250	268
Kraft Foods Inc.
5.25%, 10/01/13	400	438
4.13%, 02/09/16	100	106
6.13%, 02/01/18	300	340
5.38%, 02/10/20	100	107
6.50%, 11/01/31	100	110
7.00%, 08/11/37	300	353
6.88%, 02/01/38	150	174
6.88%, 01/26/39	100	116
6.50%, 02/09/40	100	112
Kroger Co.
5.50%, 02/01/13	100	109
7.50%, 04/01/31 (e)	150	189
Lorillard Tobacco Co., 8.13%, 06/23/19 (e) (l)	500	555
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	96
PepsiCo Inc.
5.15%, 05/15/12	300	322
7.90%, 11/01/18	250	323
5.50%, 01/15/40	300	329
Philip Morris International Inc.
6.88%, 03/17/14	500	578
5.65%, 05/16/18	250	273
Procter & Gamble Co.
1.35%, 08/26/11	500	504
4.95%, 08/15/14 (e)	150	168
5.55%, 03/05/37	100	113
Reynolds American Inc., 7.63%, 06/01/16	250	284
Safeway Inc., 5.80%, 08/15/12	100	109
Sara Lee Corp., 6.25%, 09/15/11	75	79
Walgreen Co., 4.88%, 08/01/13	700	770
Wal-Mart Stores Inc.
4.55%, 05/01/13	100	109
5.80%, 02/15/18	350	412
4.13%, 02/01/19 (e)	300	313
7.55%, 02/15/30 (e)	300	398
6.20%, 04/15/38 (e)	300	351
		15,879
ENERGY - 1.7%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	118
Anadarko Petroleum Corp.,
5.95%, 09/15/16	100	86
8.70%, 03/15/19 (e)	500	472
6.45%, 09/15/36 (e)	150	119
Apache Corp., 5.25%, 04/15/13 (e)	250	273
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	154
6.25%, 03/15/38	300	328
Cenovus Energy Inc., 4.50%, 09/15/14 (t)	800	855
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	50	57
Chevron Corp., 3.45%, 03/03/12 (e)	800	834
Conoco Funding Co., 7.25%, 10/15/31	75	93
ConocoPhillips
6.65%, 07/15/18	75	89
5.75%, 02/01/19 (e)	300	343
6.00%, 01/15/20 (e)	300	352
6.50%, 02/01/39	300	362
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	245
Devon Energy Corp., 7.95%, 04/15/32	100	128
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	127
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	235
EnCana Corp., 6.50%, 08/15/34	100	110
Energy Transfer Partners LP
5.95%, 02/01/15	250	267
7.50%, 07/01/38	200	204
Enterprise Products Operating LLC
4.60%, 08/01/12	425	444
5.60%, 10/15/14 (e)	25	27
3.70%, 06/01/15	100	101
6.88%, 03/01/33	25	27
6.45%, 09/01/40	100	105
EOG Resources Inc., 4.40%, 06/01/20 (e)	200	207
Halliburton Co., 7.45%, 09/15/39	250	297
Hess Corp., 7.30%, 08/15/31	35	41
Husky Energy Inc., 7.25%, 12/15/19	500	604
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	225	241
5.00%, 12/15/13	75	80
6.00%, 02/01/17	150	163
6.85%, 02/15/20	500	569
6.50%, 09/01/39 (e)	200	206
Marathon Oil Corp.
6.13%, 03/15/12	200	214
5.90%, 03/15/18	250	276
Nexen Inc.
5.88%, 03/10/35	50	49
6.40%, 05/15/37 (e)	100	104
Noble Energy Inc., 8.25%, 03/01/19	300	363
Occidental Petroleum Corp., 6.75%, 01/15/12	50	54
ONEOK Partners LP, 6.65%, 10/01/36	150	154
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	524
6.63%, 06/15/35 (e)	150	154
Petrobras International Finance Co.
6.13%, 10/06/16 (e)	100	106
5.88%, 03/01/18	150	154
7.88%, 03/15/19	500	572
Petro-Canada, 7.00%, 11/15/28	75	84
Plains All American Pipeline LP
6.50%, 05/01/18	100	110
6.70%, 05/15/36	100	100
Rowan Cos. Inc., 7.88%, 08/01/19	300	331
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	216
Shell International Finance BV
5.20%, 03/22/17	250	276
4.38%, 03/25/20 (e)	300	310
6.38%, 12/18/38	200	239
5.50%, 03/25/40	300	319
Southern Natural Gas Co., 5.90%, 04/01/17 (t)	250	265
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	301
StatoilHydro ASA, 5.25%, 04/15/19	500	548
Suncor Energy Inc.
5.95%, 12/01/34	100	102
6.50%, 06/15/38	300	335
TransCanada Pipelines Ltd.
6.50%, 08/15/18 (e)	700	820
6.20%, 10/15/37	100	109
Transocean Inc., 6.80%, 03/15/38	150	135
Valero Energy Corp.
6.88%, 04/15/12	500	538
7.50%, 04/15/32	100	105
Weatherford International Inc., 6.35%, 06/15/17	250	263
Williams Cos. Inc., 8.75%, 03/15/32	186	217
Williams Partners LP
3.80%, 02/15/15 (e) (t)	100	101
5.25%, 03/15/20 (e) (t)	100	102
6.30%, 04/15/40 (t)	100	100
XTO Energy Inc.
4.90%, 02/01/14	475	523
6.75%, 08/01/37	350	451
		18,687
FINANCIALS - 9.1%
Aegon NV, 4.75%, 06/01/13	150	157
AFLAC Inc., 8.50%, 05/15/19 (e)	500	602
African Development Bank, 1.00%, 11/23/11	1,000	998
Allstate Corp.
6.13%, 02/15/12	75	80
5.35%, 06/01/33	75	72
5.55%, 05/09/35	100	98
American Express Bank FSB, 5.55%, 10/17/12	1,000	1,075
American Express Centurion Bank, 5.55%, 10/17/12	300	322
American Express Co.
5.25%, 09/12/11	300	311
4.88%, 07/15/13	250	267
6.15%, 08/28/17	250	274
8.15%, 03/19/38 (e)	100	134
American International Group Inc.
4.25%, 05/15/13 (e)	500	482
5.85%, 01/16/18	200	179
Ameriprise Financial Inc., 7.52%, 06/01/66	250	238
Asian Development Bank
3.63%, 09/05/13	500	534
4.25%, 10/20/14	250	274
5.60%, 07/16/18	400	463
6.38%, 10/01/28	210	256
Assurant Inc., 6.75%, 02/15/34 (e)	100	98
AXA SA, 8.60%, 12/15/30	100	113
Bank of America Corp.
2.10%, 04/30/12	400	410
3.13%, 06/15/12	650	679
4.88%, 09/15/12	150	156
4.88%, 01/15/13	200	209
4.90%, 05/01/13	200	210
4.50%, 04/01/15 (e)	500	505
6.50%, 08/01/16	300	325
5.75%, 12/01/17	175	181
5.65%, 05/01/18	1,000	1,025
5.49%, 03/15/19	200	193
Bank of America NA, 6.00%, 10/15/36	250	240
Bank One Corp., 5.90%, 11/15/11	500	525
Barclays Bank Plc
5.45%, 09/12/12	500	531
5.20%, 07/10/14 (e)	1,000	1,055
3.90%, 04/07/15	500	505
6.86% (callable at 100 on 06/15/32) (p) (t)	50	40
BB&T Capital Trust I, 5.85%, 08/18/35	100	90
BB&T Capital Trust II, 6.75%, 06/07/36	150	150
BB&T Corp., 6.50%, 08/01/11	75	79
Bear Stearns Cos. Inc., 5.70%, 11/15/14	200	222
Berkshire Hathaway Finance Corp.
4.60%, 05/15/13	100	109
4.63%, 10/15/13	250	273
4.85%, 01/15/15	100	110
Berkshire Hathway Inc., 5.13%, 09/15/12	500	538
Boeing Capital Corp., 5.80%, 01/15/13	125	138
Boston Properties LP
6.25%, 01/15/13	150	163
5.63%, 11/15/20	200	209
BP Capital Markets Plc, 5.25%, 11/07/13 (e)	400	368
Burlington Resources Finance Co., 7.20%, 08/15/31	100	120
Camden Property Trust, 5.00%, 06/15/15	100	103
Capital One Bank USA NA, 6.50%, 06/13/13	250	274
Capital One Capital III, 7.69%, 08/15/36	100	94
Capital One Capital V, 10.25%, 08/15/39	400	422
Capital One Financial Corp.
5.70%, 09/15/11	250	260
6.15%, 09/01/16	250	265
Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	110
Chubb Corp., 5.20%, 04/01/13	100	109
Cincinnati Financial Corp., 6.13%, 11/01/34	100	96
Citibank NA, 1.38%, 08/10/11	500	505
Citigroup Funding Inc., 1.88%, 10/22/12	1,000	1,021
Citigroup Inc.
2.88%, 12/09/11	500	516
6.00%, 02/21/12	350	366
2.13%, 04/30/12	1,000	1,025
6.50%, 08/19/13	500	533
5.00%, 09/15/14	400	400
6.01%, 01/15/15	500	524
5.85%, 08/02/16	250	259
5.50%, 02/15/17	350	345
6.00%, 08/15/17 (e)	250	260
6.13%, 11/21/17	700	731
6.13%, 05/15/18 (e)	400	417
8.50%, 05/22/19 (e)	350	417
6.00%, 10/31/33	50	45
8.13%, 07/15/39	600	716
Corp. Andina de Fomento, 6.88%, 03/15/12	150	162
Credit Suisse New York
5.50%, 05/01/14	1,200	1,312
3.50%, 03/23/15 (e)	500	504
Credit Suisse USA Inc.
6.13%, 11/15/11	100	106
6.50%, 01/15/12	250	268
5.13%, 08/15/15 (e)	200	218
7.13%, 07/15/32 (e)	100	124
Deutsche Bank AG, 4.88%, 05/20/13	150	160
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (t)	250	269
Diageo Investment Corp., 8.00%, 09/15/22	100	127
Discover Bank, 7.00%, 04/15/20	300	303
Duke Realty LP, 7.38%, 02/15/15	150	166
ERP Operating LP
5.25%, 09/15/14	250	267
5.75%, 06/15/17	150	162
European Investment Bank
3.13%, 07/15/11	1,000	1,025
2.00%, 02/10/12 (e)	1,600	1,624
4.63%, 03/21/12	200	212
1.75%, 09/14/12 (e)	600	607
1.88%, 06/17/13 (e)	500	505
4.63%, 05/15/14	150	165
3.13%, 06/04/14	500	521
2.75%, 03/23/15	400	407
4.88%, 02/16/16	250	279
5.13%, 09/13/16	500	566
Export-Import Bank of Korea
8.13%, 01/21/14	500	572
5.13%, 03/16/15	200	211
Fidelity National Financial Inc., 6.60%, 05/15/17	400	399
Fifth Third Bancorp, 6.25%, 05/01/13 (e)	300	326
Fifth Third Capital Trust IV, 6.50%, 04/15/37	200	165
General Electric Capital Corp.
5.00%, 11/15/11 (e)	300	314
3.00%, 12/09/11	500	517
5.88%, 02/15/12	250	266
6.00%, 06/15/12	200	215
5.25%, 10/19/12	400	428
2.63%, 12/28/12	1,000	1,039
2.80%, 01/08/13 (e)	200	202
5.45%, 01/15/13	1,000	1,075
5.00%, 01/08/16	100	105
5.63%, 09/15/17 (e)	200	214
5.63%, 05/01/18	700	744
5.50%, 01/13/20 (e)	200	211
6.75%, 03/15/32	850	915
5.88%, 01/14/38	400	392
6.88%, 01/10/39	300	331
Genworth Financial Inc., 7.70%, 06/15/20	150	150
Goldman Sachs Group Inc.
1.63%, 07/15/11	300	304
6.60%, 01/15/12	400	423
3.25%, 06/15/12	400	419
5.45%, 11/01/12 (e)	1,000	1,053
5.25%, 04/01/13	100	105
5.13%, 01/15/15 (e)	200	210
5.75%, 10/01/16	250	264
6.25%, 09/01/17	200	212
5.95%, 01/18/18	300	312
6.15%, 04/01/18	75	79
7.50%, 02/15/19	100	112
5.38%, 03/15/20 (e)	400	395
5.95%, 01/15/27	250	236
6.13%, 02/15/33 (e)	850	832
6.75%, 10/01/37	200	196
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	496
6.10%, 10/01/41	75	65
HCP Inc., 6.00%, 01/30/17	150	151
Health Care REIT Inc., 6.13%, 04/15/20	400	414
HSBC Bank USA, 7.00%, 01/15/39 (e)	340	382
HSBC Finance Capital Trust IX, 5.91%, 11/30/35	250	210
HSBC Finance Corp., 4.75%, 07/15/13 (e)	1,000	1,047
HSBC Holdings Plc
5.25%, 12/12/12	500	526
7.63%, 05/17/32	150	167
6.50%, 05/02/36	150	156
Inter-American Development Bank
4.38%, 09/20/12	500	535
1.75%, 10/22/12	490	498
1.63%, 07/15/13	400	403
5.13%, 09/13/16	250	286
3.88%, 02/14/20	200	211
International Bank for Reconstruction & Development
2.00%, 04/02/12	1,000	1,021
2.38%, 05/26/15	200	203
7.63%, 01/19/23	300	419
International Lease Finance Corp., 3.00%, 04/22/14	500	528
Jefferies Group Inc.
6.45%, 06/08/27	100	94
6.25%, 01/15/36 (e)	500	448
John Deere Capital Corp.
7.00%, 03/15/12	250	275
5.75%, 09/10/18	500	572
JPMorgan Chase & Co.
3.13%, 12/01/11	500	517
6.63%, 03/15/12	100	108
2.20%, 06/15/12	500	514
5.38%, 10/01/12	1,500	1,621
5.75%, 01/02/13	600	645
4.75%, 03/01/15	250	266
5.15%, 10/01/15	250	267
6.40%, 10/02/17	500	555
6.00%, 01/15/18	700	773
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	272
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	68
JPMorgan Chase Capital XX, 6.55%, 09/29/36	100	96
JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (e)	600	593
KeyBank NA, 5.80%, 07/01/14 (e)	100	107
Korea Development Bank, 5.30%, 01/17/13	800	843
Kreditanstalt fuer Wiederaufbau
2.25%, 04/16/12	1,100	1,122
1.25%, 06/15/12 (e)	500	501
1.88%, 01/14/13	200	203
3.25%, 03/15/13	250	262
3.50%, 05/16/13	400	422
4.13%, 10/15/14	650	703
2.75%, 10/21/14 (e)	500	512
4.88%, 01/17/17	500	558
4.88%, 06/17/19	500	557
0.00%, 06/29/37 (j)	500	144
Landwirtschaftliche Rentenbank
5.25%, 07/15/11	500	524
1.88%, 09/24/12	500	509
3.25%, 03/15/13	500	523
Lincoln National Corp., 8.75%, 07/01/19 (e)	500	613
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	107
Marshall & Ilsley Bank, 6.38%, 09/01/11	100	101
MBNA Corp., 7.50%, 03/15/12	100	107
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	500	532
5.00%, 01/15/15 (e)	550	567
6.05%, 05/16/16	250	258
6.88%, 04/25/18	650	693
7.75%, 05/14/38	400	428
MetLife Inc.
6.13%, 12/01/11	500	529
5.00%, 11/24/13	100	108
7.72%, 02/15/19 (e)	500	595
5.70%, 06/15/35	100	98
6.40%, 12/15/36	100	88
Morgan Stanley
3.25%, 12/01/11	500	518
6.60%, 04/01/12	300	318
1.95%, 06/30/12	400	409
5.75%, 08/31/12	500	524
5.25%, 11/02/12 (e)	500	520
4.75%, 04/01/14	450	451
5.75%, 10/18/16	250	252
5.45%, 01/09/17	350	347
6.63%, 04/01/18	500	524
7.30%, 05/13/19	300	323
5.63%, 09/23/19	300	290
5.50%, 01/26/20 (e)	500	484
7.25%, 04/01/32	25	28
MUFG Capital Finance 1 Ltd., 6.35% (callable at
100 on 07/25/16) (p)	250	242
National City Bank, 4.63%, 05/01/13	100	106
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	277
8.00%, 03/01/32	150	193
Nordic Invest Bank, 3.63%, 06/17/13 (e)	600	639
Oesterreichische Kontrollbank AG
4.75%, 11/08/11	250	262
4.75%, 10/16/12	650	699
1.75%, 03/11/13	300	302
OmniAmerican Bancorp Inc.	400	423
ORIX Corp., 5.48%, 11/22/11	200	207
PNC Funding Corp.
5.25%, 11/15/15	250	266
6.70%, 06/10/19	500	573
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	160
ProLogis
5.63%, 11/15/16	250	235
7.38%, 10/30/19 (e)	200	196
Prudential Financial Inc.
5.75%, 07/15/33 (e)	400	382
5.70%, 12/14/36	250	232
Realty Income Corp., 6.75%, 08/15/19	150	166
Regions Financial Corp., 7.75%, 11/10/14	400	422
Royal Bank of Canada, 2.10%, 07/29/13	200	203
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	100	94
Royal Bank of Scotland Plc, 4.88%, 03/16/15	300	298
Simon Property Group LP
5.75%, 12/01/15	400	440
5.25%, 12/01/16	250	266
6.75%, 02/01/40	100	112
SLM Corp.
5.00%, 10/01/13	520	497
5.05%, 11/14/14	250	224
8.00%, 03/25/20	100	88
SunTrust Capital VIII, 6.10%, 12/15/36	99	75
Teco Finance Inc., 5.15%, 03/15/20	200	208
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	50
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	205
Travelers Cos. Inc.
6.25%, 03/15/37 (e)	250	235
6.25%, 06/15/37 (e)	150	166
U.S. Bank NA, 6.38%, 08/01/11	600	633
UBS AG Stamford
5.88%, 07/15/16	250	263
5.88%, 12/20/17	250	265
Validus Holding Ltd., 8.88%, 01/26/40	500	522
Wachovia Bank NA
4.88%, 02/01/15	200	210
6.00%, 11/15/17	250	272
5.85%, 02/01/37	250	248
6.60%, 01/15/38	300	326
Wachovia Corp.
5.30%, 10/15/11	300	314
5.50%, 05/01/13	500	543
5.25%, 08/01/14	250	265
Washington Mutual Bank, 5.13%, 01/15/15 (d)	200	1
Wells Fargo & Co.
6.38%, 08/01/11	500	523
5.30%, 08/26/11	500	519
2.13%, 06/15/12 (e)	300	308
5.00%, 11/15/14	200	211
3.63%, 04/15/15 (e)	400	409
5.63%, 12/11/17	300	328
Wells Fargo Bank NA, 4.75%, 02/09/15	250	262
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	265
Westpac Banking Corp.
2.25%, 11/19/12	300	303
4.20%, 02/27/15	500	520
		99,557
HEALTH CARE - 1.2%
Abbott Laboratories
5.88%, 05/15/16	250	292
6.00%, 04/01/39	550	632
Aetna Inc., 6.63%, 06/15/36	150	167
Amgen Inc.
5.85%, 06/01/17	200	232
6.38%, 06/01/37	400	470
AstraZeneca Plc
5.90%, 09/15/17	250	292
6.45%, 09/15/37	250	303
Baxter International Inc.
4.00%, 03/01/14 (e)	500	538
4.63%, 03/15/15	75	83
4.25%, 03/15/20	500	525
Bristol-Myers Squibb Co.
5.45%, 05/01/18 (e)	150	172
5.88%, 11/15/36	150	167
CIGNA Corp., 8.50%, 05/01/19	400	504
Covidien International Finance SA, 6.00%, 10/15/17 (e)	300	348
Eli Lilly & Co., 5.55%, 03/15/37	100	108
Express Scripts Inc., 5.25%, 06/15/12	200	214
Genentech Inc.
4.75%, 07/15/15	50	55
5.25%, 07/15/35	250	262
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	375	410
4.38%, 04/15/14	150	164
5.65%, 05/15/18	250	286
5.38%, 04/15/34	150	157
Hospira Inc., 6.05%, 03/30/17	500	563
Humana Inc., 7.20%, 06/15/18 (l)	500	558
Johnson & Johnson, 5.95%, 08/15/37	250	298
Medtronic Inc., 4.45%, 03/15/20	700	746
Merck & Co. Inc.
4.75%, 03/01/15 (e)	250	278
6.55%, 09/15/37	300	373
Novartis Capital Corp., 4.13%, 02/10/14	800	863
Pfizer Inc.
4.45%, 03/15/12	500	527
6.20%, 03/15/19	500	594
Pharmacia Corp., 6.60%, 12/01/28	50	59
Schering-Plough Corp.
6.00%, 09/15/17	250	294
6.50%, 12/01/33 (e) (l)	350	428
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	174
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	220
UnitedHealth Group Inc.
5.38%, 03/15/16	250	272
5.80%, 03/15/36 (e)	150	151
WellPoint Inc., 5.85%, 01/15/36	100	101
Wyeth
5.50%, 03/15/13 (l)	100	111
6.45%, 02/01/24	100	118
5.95%, 04/01/37	250	283
		13,392
INDUSTRIALS - 1.2%
3M Co., 5.70%, 03/15/37	150	171
Boeing Co., 4.88%, 02/15/20 (e)	500	551
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	150	162
4.70%, 10/01/19 (e)	300	318
6.15%, 05/01/37	100	113
5.75%, 05/01/40	400	423
Canadian National Railway Co., 5.55%, 03/01/19	400	457
Caterpillar Inc.
7.90%, 12/15/18 (e)	500	643
6.05%, 08/15/36	150	173
CSX Corp.
6.30%, 03/15/12	250	268
7.38%, 02/01/19	300	367
Emerson Electric Co., 5.00%, 12/15/14	100	113
GE Capital Trust I, 6.38%, 11/15/67	500	465
General Dynamics Corp., 4.25%, 05/15/13	250	270
General Electric Co., 5.00%, 02/01/13	800	858
Honeywell International Inc.
6.13%, 11/01/11	100	107
5.00%, 02/15/19	500	559
Koninklijke Philips Electronics NV, 5.75%, 03/11/18 (e)	350	396
Lockheed Martin Corp.
6.15%, 09/01/36	175	202
5.72%, 06/01/40 (t)	200	217
Norfolk Southern Corp.
5.90%, 06/15/19 (e)	300	345
7.25%, 02/15/31	75	92
7.05%, 05/01/37	100	123
Northrop Grumman Systems Corp.
7.75%, 03/01/16	150	187
5.05%, 08/01/19 (e)	210	231
7.75%, 02/15/31	200	268
PACCAR Inc., 6.89%, 02/15/14 (e)	700	811
Raytheon Co., 5.38%, 04/01/13	100	110
Republic Services Inc., 5.00%, 03/01/20 (e) (t)	300	311
RR Donnelley & Sons Co.
4.95%, 04/01/14	200	204
5.50%, 05/15/15	50	51
Tyco International Group SA, 6.00%, 11/15/13	500	560
Union Pacific Corp.
5.70%, 08/15/18	250	280
6.63%, 02/01/29	25	29
United Parcel Service Inc., 6.20%, 01/15/38	350	421
United Technologies Corp.
4.88%, 05/01/15	300	335
6.13%, 02/01/19 (e)	250	298
6.70%, 08/01/28	50	61
5.70%, 04/15/40 (e)	500	558
Waste Management Inc.
6.38%, 11/15/12	500	548
6.10%, 03/15/18	200	228
		12,884
INFORMATION TECHNOLOGY - 0.7%
Adobe Systems Inc., 4.75%, 02/01/20 (e)	300	309
Amphenol Corp., 4.75%, 11/15/14	600	636
Cisco Systems Inc.
2.90%, 11/17/14	500	517
5.50%, 02/22/16	250	288
5.90%, 02/15/39	250	278
Dell Inc., 4.70%, 04/15/13	200	217
Fiserv Inc., 6.13%, 11/20/12	500	548
Hewlett-Packard Co.
6.50%, 07/01/12	250	276
4.50%, 03/01/13	800	864
International Business Machines Corp.
5.70%, 09/14/17	300	349
6.50%, 01/15/28 (e)	200	242
5.60%, 11/30/39	330	367
International Business Machines International Group
Capital LLC, 5.05%, 10/22/12	300	326
Oracle Corp.
5.75%, 04/15/18	350	405
6.13%, 07/08/39	300	351
Tyco Electronics Group SA, 6.00%, 10/01/12 (l)	300	324
Western Union Co., 5.25%, 04/01/20 (t)	500	533
Xerox Corp.
6.88%, 08/15/11	150	159
6.35%, 05/15/18	500	558
		7,547
MATERIALS - 1.0%
Agrium Inc., 7.13%, 05/23/36	300	349
Air Products & Chemicals Inc., 4.38%, 08/21/19	400	418
Alcoa Inc.
5.38%, 01/15/13	50	52
5.55%, 02/01/17 (e)	200	197
6.75%, 07/15/18 (e)	300	303
ArcelorMittal, 9.85%, 06/01/19	500	625
Barrick Gold Corp., 5.95%, 10/15/39	300	320
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	100	108
5.50%, 04/01/14	100	112
CRH America Inc., 6.00%, 09/30/16	250	279
Dow Chemical Co.
6.00%, 10/01/12	50	54
7.60%, 05/15/14 (l)	250	289
8.55%, 05/15/19 (l)	250	306
7.38%, 11/01/29	500	554
EI Du Pont de Nemours & Co.
4.75%, 11/15/12	100	108
5.60%, 12/15/36 (e)	400	437
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	700	770
Georgia Power Co., 4.25%, 12/01/19 (e)	300	314
International Paper Co.
7.95%, 06/15/18	150	179
8.70%, 06/15/38	300	383
Lafarge SA, 6.50%, 07/15/16	250	259
Newmont Mining Corp.
5.88%, 04/01/35	50	51
6.25%, 10/01/39 (e)	400	437
Potash Corp. of Saskatchewan Inc., 5.25%, 05/15/14	500	552
Praxair Inc., 3.95%, 06/01/13	100	106
Rio Tinto Alcan Inc.
4.88%, 09/15/12	50	53
6.13%, 12/15/33	25	27
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	800	877
RPM International Inc., 6.13%, 10/15/19	200	213
Southern Copper Corp., 7.50%, 07/27/35	150	162
Teck Resources Ltd.
9.75%, 05/15/14	200	236
10.25%, 05/15/16	200	236
10.75%, 05/15/19	200	245
Vale Overseas Ltd.
6.25%, 01/11/16	100	109
6.25%, 01/23/17	150	163
8.25%, 01/17/34	500	587
6.88%, 11/21/36	100	104
		10,574
TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV
3.63%, 03/30/15 (t)	200	205
6.38%, 03/01/35 (e)	200	214
AT&T Corp.
7.30%, 11/15/11 (l)	500	540
8.00%, 11/15/31 (l)	500	644
AT&T Inc.
5.88%, 02/01/12	100	107
4.95%, 01/15/13	750	814
5.10%, 09/15/14	550	610
6.15%, 09/15/34	350	367
6.30%, 01/15/38	100	109
6.55%, 02/15/39 (e)	250	280
AT&T Wireless Services Inc., 8.75%, 03/01/31 (e)	108	148
BellSouth Capital Funding Corp., 7.88%, 02/15/30 (e)	100	123
BellSouth Corp., 5.20%, 09/15/14	100	111
British Telecommunications Plc, 9.63%, 12/15/30 (l)	150	183
CenturyTel Inc., 6.00%, 04/01/17	250	249
Deutsche Telekom International Finance BV
5.25%, 07/22/13	200	215
5.75%, 03/23/16	250	274
8.75%, 06/15/30 (l)	100	129
Embarq Corp., 8.00%, 06/01/36	100	99
France Telecom SA, 8.50%, 03/01/31 (l)	250	344
GTE Corp.
6.84%, 04/15/18	250	283
6.94%, 04/15/28	50	55
Qwest Corp.
8.38%, 05/01/16 (e)	500	546
6.50%, 06/01/17	250	252
7.25%, 09/15/25	110	106
Rogers Communications Inc., 6.80%, 08/15/18	500	591
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	117
Telecom Italia Capital SA
5.25%, 11/15/13	500	516
6.18%, 06/18/14 (e)	300	314
4.95%, 09/30/14	100	100
5.25%, 10/01/15	200	202
6.38%, 11/15/33	50	45
6.00%, 09/30/34	100	86
Telefonica Emisiones SAU
3.73%, 04/27/15	100	100
5.88%, 07/15/19	500	533
5.13%, 04/27/20	100	100
Telefonica Europe BV, 8.25%, 09/15/30 (e)	200	246
Verizon Communications Inc.
5.25%, 04/15/13	200	219
5.55%, 02/15/16	200	224
8.75%, 11/01/18	350	455
5.85%, 09/15/35	350	361
6.90%, 04/15/38	300	351
Verizon Florida LLC, 6.86%, 02/01/28	200	204
Verizon Global Funding Corp., 7.75%, 12/01/30	200	249
Verizon New England Inc., 6.50%, 09/15/11	250	264
Verizon Wireless Capital LLC
7.38%, 11/15/13	750	879
8.50%, 11/15/18	150	195
Vodafone Group Plc
5.00%, 12/16/13	150	162
5.38%, 01/30/15 (e)	100	109
5.63%, 02/27/17	600	658
		14,287
UTILITIES - 1.4%
Alabama Power Co., 6.00%, 03/01/39 (e)	250	283
Ameren Energy Generating Co., 6.30%, 04/01/20	150	153
Browning-Ferris Industries Inc., 7.40%, 09/15/35	95	113
Consolidated Edison Co. of New York Inc.,
5.30%, 03/01/35	250	252
Constellation Energy Group Inc., 7.60%, 04/01/32	150	181
Consumers Energy Co.
5.50%, 08/15/16	25	28
6.70%, 09/15/19	400	479
Detroit Edison Co., 5.60%, 06/15/18	250	275
Dominion Resources Inc.
8.88%, 01/15/19 (e)	350	462
7.00%, 06/15/38 (e)	200	242
Duke Energy Carolinas LLC
5.63%, 11/30/12	150	164
5.30%, 10/01/15	200	226
5.30%, 02/15/40 (e)	300	316
Duke Energy Corp., 6.30%, 02/01/14	700	788
Energy East Corp., 6.75%, 07/15/36	150	160
Enersis SA, 7.40%, 12/01/16	150	171
Exelon Generation Co. LLC
5.35%, 01/15/14	150	164
6.20%, 10/01/17	200	227
FirstEnergy Solutions Corp., 6.80%, 08/15/39	200	198
FirstEnergy Corp.
6.45%, 11/15/11	6	6
7.38%, 11/15/31	425	448
Florida Power & Light Co.
5.63%, 04/01/34	100	109
5.95%, 02/01/38	250	286
Florida Power Corp.
5.65%, 06/15/18	500	568
4.55%, 04/01/20 (e)	300	321
FPL Group Capital Inc., 6.00%, 03/01/19 (e)	100	112
Indiana Michigan Power Co., 7.00%, 03/15/19 (e)	350	410
MidAmerican Energy Co., 6.75%, 12/30/31	50	60
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	100	108
6.13%, 04/01/36	350	385
National Grid Plc, 6.30%, 08/01/16	150	169
Nevada Power Co., 7.13%, 03/15/19	250	296
NiSource Finance Corp.
5.40%, 07/15/14	75	80
6.80%, 01/15/19	300	334
Northern States Power Co.
8.00%, 08/28/12	100	114
5.25%, 03/01/18	500	558
Ohio Power Co., 6.00%, 06/01/16	250	283
Oncor Electric Delivery Co.
6.38%, 01/15/15	150	170
7.00%, 09/01/22	150	181
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	271
6.05%, 03/01/34	500	558
PacifiCorp, 5.75%, 04/01/37	150	165
Pepco Holdings Inc., 6.45%, 08/15/12	225	251
Progress Energy Inc., 7.75%, 03/01/31	150	190
PSEG Power LLC
2.50%, 04/15/13 (t)	300	303
8.63%, 04/15/31 (e)	75	99
Public Service Co. of Colorado, 7.88%, 10/01/12	500	570
Public Service Electric & Gas Co., 5.50%, 03/01/40 (e)	200	218
Puget Sound Energy Inc., 5.78%, 10/01/39	200	207
Scottish Power Ltd., 5.38%, 03/15/15	50	53
Sempra Energy, 6.00%, 02/01/13	250	272
South Carolina Electric & Gas Co., 6.05%, 01/15/38	400	455
Southern California Edison Co.
6.00%, 01/15/34	75	86
5.95%, 02/01/38	400	462
Southwestern Electric Power Co., 6.20%, 03/15/40	200	205
TransAlta Corp., 6.50%, 03/15/40	300	309
Union Electric Co., 6.40%, 06/15/17	100	113
Veolia Environnement, 6.00%, 06/01/18 (e)	200	221
Virginia Electric & Power Co.
5.95%, 09/15/17 (e)	250	288
6.00%, 01/15/36	150	167
		15,343

Total Corporate Bonds and Notes (cost $214,099)		223,940

GOVERNMENT AND AGENCY OBLIGATIONS - 75.6%
GOVERNMENT SECURITIES - 34.8%
Municipals - 0.5%
Bay Area Toll Authority, 6.26%, 04/01/49	200	210
City of New York, 5.97%, 03/01/36	200	204
Commonwealth of Massachusetts, Ad Valorem Property
Tax, GO, 4.91%, 05/01/29	300	291
Cook County, Illinois, 6.23%, 11/15/34	200	200
Dallas County Hospital District, Series C, 5.62%, 08/15/44	300	320
Indianapolis Local Public Improvement Bond Bank,
6.12%, 01/15/40	200	213
Los Angeles Unified School District, Ad Valorem Property
Tax, GO, 5.76%, 07/01/29	200	198
Los Angeles Unified School District, 5.75%, 07/01/34	300	294
Metropolitan Transportation Authority, Transit Revenue, RB
6.55%, 11/15/31	200	213
6.65%, 11/15/39	150	160
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	393
New Jersey Economic Development Authority (insured by
National Public Finance Guarantee Corp),
7.43%, 02/15/29	200	224
New Jersey State Turnpike Authority - Series B
(insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	95	96
New Jersey State Turnpike Authority - Series B
(Prerefunded at 01/01/15, insured by AMBAC
Assurance Corp.) 4.25%, 01/01/16	5	5
New York, NJ, Port Authority Revenue, 6.04%, 12/01/29	200	215
New York City Municipal Water Finance Authority,
6.01%, 06/15/42	200	212
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	201
Oregon State Department of Transportation,
5.83%, 11/15/34	300	325
State of California Various Purpose Bond,
7.50%, 04/01/34	500	534
State of Connecticut, Ad Valorem Property Tax,
Series A, GO, 5.85%, 03/15/32	200	218
State of Georgia, Series H, GO, 4.50%, 11/01/25	300	310
State of Illinois, 5.10%, 06/01/33	700	546
Tobacco Settlement Authority of West Virgina,
7.47%, 06/01/47	495	368
		5,950
Sovereign - 1.9%
Brazilian Government International Bond
11.00%, 01/11/12	315	361
10.50%, 07/14/14	400	508
7.88%, 03/07/15 (e)	565	670
8.88%, 04/15/24 (e)	135	182
10.13%, 05/15/27	235	352
7.13%, 01/20/37	455	537
11.00%, 08/17/40 (e)	300	402
Chile Government International Bond,
5.50%, 01/15/13 (e)	100	109
Eksportfinans ASA
5.00%, 02/14/12	500	530
3.00%, 11/17/14	500	515
Export Development Canada
2.38%, 03/19/12	500	512
2.25%, 05/28/15 (e)	200	202
Federal Republic of Brazil, 12.25%, 03/06/30	220	384
Financement-Quebec, 5.00%, 10/25/12 (e)	100	108
Hungary Government International Bond,
4.75%, 02/03/15 (e)	250	248
Hydro Quebec
8.00%, 02/01/13	250	291
7.50%, 04/01/16	100	125
9.40%, 02/01/21	250	362
Israel Government International Bond
4.63%, 06/15/13	75	81
5.50%, 11/09/16	450	509
Italy Government International Bond
5.63%, 06/15/12 (e)	250	263
4.38%, 06/15/13 (e)	100	103
4.50%, 01/21/15 (e)	1,000	1,008
6.88%, 09/27/23	450	512
5.38%, 06/15/33	100	98
Japan Bank of International Cooperation,
2.13%, 11/05/12	500	510
Malaysia Government Bond, 7.50%, 07/15/11	300	318
Mexico Government International Bond
7.50%, 01/14/12 (e)	100	109
6.38%, 01/16/13	339	372
5.88%, 01/15/14 (e)	250	283
6.63%, 03/03/15 (e)	93	106
5.63%, 01/15/17	250	274
7.50%, 04/08/33 (e)	250	313
6.75%, 09/27/34 (e)	300	346
Peru Government International Bond,
7.13%, 03/30/19 (e)	200	236
8.75%, 11/21/33	200	271
Poland Government International Bond,
5.00%, 10/19/15 (e)	650	689
Province of British Columbia, Canada, 2.85%, 06/15/15	200	207
Province of Manitoba, Canada
5.00%, 02/15/12	250	266
2.63%, 07/15/15 (e)	500	509
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	285
Province of Nova Scotia, Canada
5.75%, 02/27/12	100	107
8.75%, 04/01/22	250	354
Province of Ontario, Canada
1.88%, 11/19/12 (e)	700	708
4.50%, 02/03/15 (e)	100	109
5.45%, 04/27/16 (e)	250	287
4.00%, 10/07/19 (e)	500	516
4.40%, 04/14/20 (e)	200	213
Province of Quebec, Canada
4.60%, 05/26/15 (e)	250	276
7.50%, 07/15/23	100	135
7.13%, 02/09/24	250	328
Republic of Korea
5.13%, 12/07/16	150	161
5.63%, 11/03/25	250	271
Republic of Peru, 6.55%, 03/14/37 (e)	250	276
Republic of South Africa Government Bond,
5.50%, 03/09/20	200	207
South Africa Government International Bond,
7.38%, 04/25/12	100	109
6.50%, 06/02/14	200	222
Svensk Exportkredit AB, 5.13%, 03/01/17	200	223
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,164
5.25%, 09/15/39	500	553
		20,285
U.S. Treasury Securities - 32.4%
U.S. Treasury Bond
10.63%, 08/15/15	450	644
7.25%, 05/15/16	1,600	2,055
7.50%, 11/15/16	2,440	3,197
8.75%, 05/15/17 (e)	645	908
8.88%, 08/15/17	780	1,111
9.13%, 05/15/18 (e)	315	465
8.88%, 02/15/19 (e)	590	870
8.13%, 08/15/19	1,900	2,707
8.50%, 02/15/20	1,340	1,966
8.75%, 08/15/20	910	1,364
7.88%, 02/15/21	1,420	2,033
8.13%, 05/15/21	1,200	1,750
8.00%, 11/15/21	1,050	1,527
7.25%, 08/15/22	800	1,115
7.13%, 02/15/23	855	1,184
6.25%, 08/15/23	595	771
7.50%, 11/15/24	1,700	2,466
7.63%, 02/15/25	539	792
6.88%, 08/15/25	410	569
6.00%, 02/15/26	730	941
6.75%, 08/15/26	2,000	2,777
6.50%, 11/15/26	260	353
6.63%, 02/15/27	545	750
6.38%, 08/15/27	380	512
6.13%, 11/15/27	945	1,244
5.50%, 08/15/28	850	1,051
5.25%, 11/15/28	570	686
5.25%, 02/15/29	645	776
6.13%, 08/15/29	405	538
6.25%, 05/15/30 (e)	985	1,332
5.38%, 02/15/31	1,100	1,353
4.50%, 02/15/36	1,125	1,243
4.75%, 02/15/37	1,545	1,774
5.00%, 05/15/37	250	298
4.38%, 02/15/38	1,230	1,330
4.50%, 05/15/38 (e)	740	816
3.50%, 02/15/39	2,700	2,508
4.25%, 05/15/39	2,580	2,728
4.50%, 08/15/39	2,500	2,754
4.38%, 11/15/39	3,000	3,239
4.63%, 02/15/40	3,200	3,597
4.38%, 05/15/40	2,300	2,488
U.S. Treasury Note
1.00%, 07/31/11	2,500	2,516
4.88%, 07/31/11	1,955	2,049
5.00%, 08/15/11	1,975	2,077
1.00%, 08/31/11 (e)	3,200	3,221
4.63%, 08/31/11	1,900	1,992
1.00%, 09/30/11	3,000	3,021
4.50%, 09/30/11	2,670	2,806
1.00%, 10/31/11	1,650	1,662
4.63%, 10/31/11	1,050	1,109
1.75%, 11/15/11	1,000	1,018
4.50%, 11/30/11	2,200	2,326
0.75%, 11/31/11	3,000	3,011
1.13%, 12/15/11	1,500	1,514
1.00%, 12/31/11	2,500	2,518
1.13%, 01/15/12	3,900	3,937
0.88%, 01/31/12	2,600	2,614
4.75%, 01/31/12 (e)	1,720	1,836
1.38%, 02/15/12	3,225	3,269
4.88%, 02/15/12	1,725	1,848
0.88%, 02/29/12	2,500	2,513
4.63%, 02/29/12	1,455	1,554
1.00%, 03/31/12	2,000	2,015
4.50%, 03/31/12	1,600	1,712
1.38%, 04/15/12	1,010	1,025
1.00%, 04/30/12	4,000	4,030
4.50%, 04/30/12	355	381
1.38%, 05/15/12	2,500	2,537
0.75%, 05/31/12	1,000	1,003
4.75%, 05/31/12	2,275	2,456
0.63%, 06/30/12	2,500	2,500
4.88%, 06/30/12	1,000	1,086
1.50%, 07/15/12	2,500	2,546
4.63%, 07/31/12	2,040	2,210
4.38%, 08/15/12	1,900	2,052
4.13%, 08/31/12	1,850	1,989
4.25%, 09/30/12	780	843
1.38%, 10/15/12	2,500	2,537
3.88%, 10/31/12	1,230	1,321
1.38%, 11/15/12	3,500	3,550
3.38%, 11/30/12 (e)	1,870	1,989
1.13%, 12/15/12	4,330	4,366
3.63%, 12/31/12	1,050	1,126
1.38%, 01/15/13	2,500	2,534
1.38%, 02/15/13	3,000	3,039
3.88%, 02/15/13	405	437
2.75%, 02/28/13	1,640	1,723
1.38%, 03/15/13	3,000	3,039
2.50%, 03/31/13	1,465	1,531
1.75%, 04/15/13	3,000	3,068
3.13%, 04/30/13	995	1,058
1.38%, 05/15/13	3,000	3,037
3.63%, 05/15/13	1,900	2,047
3.50%, 05/31/13	1,400	1,504
1.13%, 06/15/13	2,500	2,510
3.38%, 06/30/13	2,000	2,143
3.38%, 07/31/13	1,800	1,930
4.25%, 08/15/13	2,300	2,527
3.13%, 08/31/13	1,940	2,065
3.13%, 09/30/13	2,750	2,928
2.75%, 10/31/13	3,270	3,441
4.25%, 11/15/13	1,800	1,985
2.00%, 11/30/13	670	688
1.50%, 12/31/13	1,200	1,210
1.75%, 01/31/14	3,515	3,572
4.00%, 02/15/14	2,480	2,719
1.88%, 02/28/14	2,500	2,548
1.75%, 03/31/14	2,050	2,078
1.88%, 04/30/14	2,500	2,545
4.75%, 05/15/14	1,500	1,692
2.25%, 05/31/14	2,050	2,115
2.63%, 06/30/14	2,500	2,613
2.63%, 07/31/14	2,900	3,030
4.25%, 08/15/14	2,000	2,223
2.38%, 08/31/14	3,000	3,101
2.38%, 09/30/14 (e)	3,000	3,099
2.38%, 10/31/14	3,100	3,198
4.25%, 11/15/14	1,090	1,214
2.13%, 11/30/14	2,500	2,553
2.63%, 12/31/14	4,100	4,270
2.25%, 01/31/15 (e)	3,500	3,587
4.00%, 02/15/15	1,750	1,931
2.38%, 02/28/15	3,500	3,607
2.38%, 03/31/15	3,000	3,109
2.50%, 04/30/15 (e)	3,900	4,039
4.13%, 05/15/15	2,640	2,933
2.13%, 05/31/15	4,200	4,272
1.88%, 06/30/15	2,800	2,811
4.25%, 08/15/15	2,380	2,661
4.50%, 11/15/15	2,265	2,571
4.50%, 02/15/16	1,780	2,015
2.63%, 02/29/16	625	643
2.38%, 03/31/16	1,500	1,523
2.63%, 04/30/16	2,000	2,055
5.13%, 05/15/16	860	1,004
3.25%, 05/31/16	1,485	1,577
3.25%, 06/30/16	2,000	2,121
3.25%, 07/31/16	1,500	1,590
4.88%, 08/15/16	920	1,065
3.00%, 08/31/16	2,500	2,609
3.00%, 09/30/16	1,500	1,564
3.13%, 10/31/16	2,000	2,098
4.63%, 11/15/16	450	514
2.75%, 11/30/16	3,600	3,691
3.25%, 12/31/16	4,000	4,216
3.13%, 01/31/17	2,000	2,092
4.63%, 02/15/17	1,000	1,142
3.00%, 02/28/17	2,000	2,076
3.25%, 03/31/17	2,500	2,634
3.13%, 04/30/17	1,900	1,986
4.50%, 05/15/17	1,800	2,048
2.75%, 05/31/17	2,400	2,451
2.50%, 06/30/17	2,200	2,210
4.75%, 08/15/17	290	335
4.25%, 11/15/17	830	932
3.50%, 02/15/18	1,340	1,432
3.88%, 05/15/18	2,000	2,186
4.00%, 08/15/18	2,200	2,420
3.75%, 11/15/18	3,765	4,057
2.75%, 02/15/19	4,230	4,214
3.13%, 05/15/19	4,500	4,594
3.63%, 08/15/19	3,850	4,071
3.38%, 11/15/19	4,200	4,350
3.63%, 02/15/20	5,200	5,494
3.50%, 05/15/20 (e)	3,200	3,349
		355,160
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 40.8%
Federal Farm Credit Bank - 0.1%
Federal Farm Credit Bank, 2.13%, 06/18/12	1,000	1,027

Federal Home Loan Bank - 1.7%
Federal Home Loan Bank
3.63%, 07/01/11 (e)	2,100	2,168
1.63%, 07/27/11	2,000	2,024
5.38%, 08/19/11	500	527
3.63%, 09/16/11	1,000	1,039
4.88%, 11/18/11	1,000	1,059
1.30%, 04/05/12	300	300
1.35%, 04/09/12	600	600
5.75%, 05/15/12 (e)	1,125	1,230
1.13%, 05/18/12	500	504
4.50%, 11/15/12	400	434
1.50%, 01/16/13 (e)	1,000	1,013
3.88%, 06/14/13 (e)	1,600	1,724
4.50%, 09/16/13 (e)	1,000	1,100
3.63%, 10/18/13	1,000	1,071
5.25%, 06/18/14 (e)	1,090	1,242
2.00%, 07/14/14, TBA (g)	250	250
5.00%, 12/21/15	500	570
5.38%, 05/18/16	500	583
4.75%, 12/16/16	300	337
5.50%, 07/15/36	400	454
		18,229
Federal Home Loan Mortgage Corp. - 12.5%
Federal Home Loan Mortgage Corp.
1.50%, 08/24/11	800	801
5.50%, 09/15/11 (e)	500	530
1.00%, 11/18/11	500	501
1.00%, 12/22/11	250	250
5.75%, 01/15/12	1,150	1,239
1.25%, 01/19/12	400	400
2.13%, 03/23/12	1,000	1,025
1.40%, 06/15/12	250	250
5.13%, 07/15/12 (e)	978	1,066
1.25%, 09/28/12	50	50
4.63%, 10/25/12	300	326
4.50%, 01/15/13 (e)	865	941
1.80%, 02/25/13	600	604
1.63%, 04/15/13	500	508
2.00%, 05/03/13	400	402
3.50%, 05/29/13	1,400	1,496
4.50%, 07/15/13 (e)	1,300	1,430
2.13%, 08/26/13	300	301
4.13%, 09/27/13 (e)	2,000	2,181
2.13%, 10/29/13	250	253
2.25%, 10/30/13	500	501
4.88%, 11/15/13	500	559
2.20%, 12/17/13	150	151
4.50%, 04/02/14	100	111
6.50%, 06/01/14	40	42
5.05%, 01/26/15	100	113
3.00%, 02/02/15	600	601
3.05%, 04/09/15	250	250
4.38%, 07/17/15	300	333
7.00%, 08/01/15	16	17
7.00%, 11/01/15	-	-
4.75%, 01/19/16	2,100	2,360
3.00%, 07/14/16, TBA (g)	250	251
5.13%, 10/18/16	620	710
7.00%, 11/02/16	38	41
6.00%, 12/01/16	24	26
4.50%, 01/01/18	26	27
4.50%, 03/25/18, TBA (g)	1,200	1,244
5.50%, 04/01/18	14	15
4.50%, 11/01/18	310	328
4.50%, 11/01/18	288	307
4.50%, 12/01/18	520	551
6.00%, 02/01/19	121	132
3.75%, 03/27/19 (e)	2,000	2,087
4.00%, 05/01/19	31	33
5.00%, 07/01/19	66	70
5.10%, 08/19/19	800	805
4.75%, 01/22/20	250	251
4.00%, 07/01/20, TBA (g)	1,100	1,142
4.50%, 07/01/20, TBA (g)	500	527
4.00%, 09/01/20	164	173
4.50%, 09/01/20	383	408
5.00%, 10/01/20	407	436
5.50%, 11/01/20	458	497
4.00%, 12/01/20	439	463
5.50%, 12/01/20	34	37
5.00%, 02/01/21	45	48
6.00%, 07/21/21	110	120
5.00%, 07/01/22	375	401
4.50%, 09/01/22	547	582
5.00%, 09/01/22	1,289	1,376
5.00%, 11/01/22	787	840
5.00%, 03/01/23	154	165
5.00%, 03/01/23	518	553
4.50%, 05/01/23	5	6
5.00%, 05/01/23	313	334
4.50%, 07/01/23	434	458
5.50%, 08/01/23	675	730
5.50%, 10/01/23	118	127
5.50%, 10/01/23	334	361
6.00%, 01/01/24	656	715
4.50%, 05/01/24	190	201
4.00%, 07/01/24	464	483
4.50%, 07/01/24	936	988
4.50%, 07/01/24	423	447
4.00%, 08/01/24	262	273
4.00%, 09/01/24	551	573
4.50%, 10/01/24	192	203
4.50%, 10/01/24	686	724
4.50%, 10/01/24	271	287
4.00%, 11/01/24	566	588
4.50%, 11/01/24	92	97
4.50%, 11/01/24	25	27
4.50%, 11/01/24	496	523
4.00%, 12/01/24	73	75
4.00%, 01/01/25	618	643
4.00%, 02/01/25	690	717
5.00%, 04/23/25	250	251
5.00%, 04/29/25	250	256
4.50%, 07/01/25	161	170
4.50%, 10/01/25	235	249
5.00%, 03/01/26	106	113
6.00%, 09/01/26	413	451
6.50%, 07/01/28	113	126
5.50%, 11/01/28	656	707
6.50%, 12/01/28	44	50
6.00%, 02/01/29	7	8
6.00%, 04/01/29	13	14
6.00%, 04/01/29	12	13
6.50%, 05/01/29	15	17
6.00%, 07/01/29	16	18
6.75%, 09/15/29 (e)	60	79
6.50%, 03/01/31	19	22
6.75%, 03/15/31	120	159
6.00%, 05/01/31	56	62
7.00%, 06/01/31	9	10
7.50%, 11/01/31	86	98
6.00%, 01/01/32	5	6
6.00%, 02/01/32	51	56
7.50%, 04/01/32	131	150
6.00%, 06/01/32	4	4
6.25%, 07/15/32	600	760
5.50%, 10/01/32	509	549
6.00%, 11/01/32	39	43
6.00%, 12/01/32	5	6
6.00%, 03/01/33	4	4
5.50%, 04/01/33	124	134
5.50%, 04/01/33	74	80
6.00%, 04/01/33	4	5
6.00%, 05/01/33	12	13
6.00%, 05/01/33	30	33
5.50%, 08/01/33	170	184
5.00%, 09/01/33	1,595	1,695
5.00%, 09/01/33	1,996	2,123
4.50%, 10/01/33	6	6
5.50%, 10/01/33	770	831
6.00%, 10/01/33	31	34
5.50%, 11/01/33	331	357
5.50%, 12/01/33	223	241
5.50%, 12/01/33	30	32
5.50%, 03/01/34	100	108
5.00%, 05/01/34	502	533
5.00%, 05/01/34	82	87
6.00%, 06/01/34, TBA (g)	1,999	2,207
6.00%, 07/01/34	164	180
5.50%, 10/01/34	1,457	1,571
6.50%, 12/01/34	356	394
5.00%, 02/01/35	168	178
5.50%, 04/01/35	327	352
5.50%, 05/01/35	202	218
5.00%, 06/01/35	270	286
6.50%, 06/01/35	5	6
5.00%, 07/01/35	717	761
5.50%, 07/01/35, TBA (g)	1,000	1,073
6.50%, 07/01/35	8	9
5.00%, 11/01/35	1,583	1,678
5.50%, 11/01/35	522	562
4.50%, 12/01/35	292	305
5.00%, 12/01/35	1,623	1,721
5.50%, 12/01/35	1,318	1,419
6.00%, 12/01/35	769	839
6.00%, 12/01/35	467	509
4.50%, 01/01/36	318	333
5.50%, 02/01/36	175	188
6.00%, 02/01/36	329	358
5.00%, 03/01/36	36	39
5.50%, 03/01/36	18	19
5.00%, 04/01/36	571	605
5.00%, 04/01/36	179	189
5.50%, 05/01/36	1,491	1,608
4.50%, 08/01/36	408	425
6.50%, 08/01/36	282	310
6.00%, 09/01/36	392	426
6.00%, 09/01/36	64	70
6.50%, 09/01/36	241	265
7.00%, 11/01/36	41	45
5.50%, 12/01/36	765	822
5.50%, 12/01/36	969	1,041
5.83%, 01/01/37 (i)	83	90
6.01%, 01/01/37 (i)	343	370
5.50%, 02/01/37	260	279
5.63%, 02/01/37 (i)	340	365
6.00%, 02/01/37	454	494
6.50%, 03/01/37	331	363
6.00%, 04/16/37	100	106
5.50%, 05/01/37	1,082	1,163
6.00%, 05/01/37	1,425	1,550
5.00%, 08/01/37	202	214
6.00%, 08/01/37	676	735
7.00%, 08/01/37	357	397
6.50%, 09/01/37	247	271
6.50%, 09/01/37	186	204
6.50%, 09/01/37	322	353
5.50%, 01/01/38	69	74
6.00%, 03/01/38	42	45
6.50%, 03/01/38	185	203
5.00%, 04/01/38	430	455
6.00%, 04/01/38, TBA (g)	860	935
5.50%, 05/01/38	645	693
6.00%, 05/01/38	485	527
5.50%, 06/01/38	276	297
5.50%, 06/01/38	847	910
5.50%, 06/01/38	1,640	1,762
6.00%, 06/01/38	815	903
5.50%, 07/01/38, TBA (g)	1,000	1,075
6.00%, 08/01/38	607	660
5.50%, 09/01/38	657	706
6.00%, 09/01/38	643	699
6.00%, 09/01/38	606	658
6.00%, 09/01/38	588	639
6.00%, 10/01/38	22	24
5.50%, 11/01/38	138	148
6.00%, 11/01/38	607	659
5.50%, 12/01/38	745	801
5.50%, 12/01/38	407	437
6.00%, 12/01/38	328	356
6.50%, 12/01/38	817	897
4.50%, 01/01/39	372	386
4.50%, 01/01/39	104	108
5.00%, 01/01/39	738	782
6.00%, 02/01/39	249	271
6.00%, 02/01/39	411	447
6.50%, 03/01/39	371	407
4.50%, 04/01/39	1,779	1,845
5.00%, 05/01/39	304	323
4.00%, 06/01/39	962	975
4.50%, 06/01/39	387	401
5.00%, 06/01/39	608	644
4.00%, 07/01/39	674	683
4.00%, 07/01/39	976	989
4.50%, 07/01/39	1,538	1,595
5.00%, 07/01/39	739	783
5.50%, 07/01/39	998	1,072
5.00%, 08/01/39	390	413
4.50%, 09/01/39	1,900	1,971
4.50%, 09/01/39	1,162	1,205
4.50%, 10/01/39	989	1,026
5.00%, 10/01/39	268	284
5.50%, 10/01/39	1,741	1,871
4.50%, 11/01/39	490	508
6.00%, 11/01/39	497	540
4.00%, 12/01/39	495	501
4.00%, 12/01/39	981	994
4.00%, 12/01/39	791	802
4.50%, 12/01/39	1,487	1,543
5.00%, 12/01/39	1,984	2,101
5.00%, 12/01/39	1,981	2,098
4.50%, 01/01/40	1,954	2,027
4.50%, 02/01/40	993	1,030
4.50%, 02/01/40	1,592	1,652
5.00%, 02/01/40	1,393	1,475
4.50%, 04/01/40	1,791	1,858
4.50%, 05/01/40	999	1,036
4.50%, 05/01/40, TBA (g)	1,998	2,073
4.50%, 05/01/40	499	518
4.50%, 06/01/40	500	519
		137,049
Federal National Mortgage Association - 20.4%
Federal National Mortgage Association
1.00%, 11/23/11	1,000	1,006
2.00%, 01/09/12	800	817
5.00%, 02/16/12	750	802
6.13%, 03/15/12	1,000	1,092
1.13%, 03/22/12	150	150
1.25%, 04/05/12	250	250
1.30%, 05/25/12	500	503
1.50%, 06/01/12	500	501
1.75%, 08/10/12	1,500	1,529
1.63%, 11/05/12	250	251
1.75%, 12/28/12	500	503
2.00%, 01/15/13	400	400
1.85%, 01/29/13	400	400
1.80%, 02/08/13	500	506
2.00%, 02/19/13	200	200
2.00%, 03/01/13	500	501
1.80%, 03/15/13	400	403
2.00%, 04/08/13	500	500
2.00%, 04/19/13	250	254
2.00%, 05/10/13	500	502
2.00%, 06/24/13	500	505
1.38%, 07/19/13, TBA (g)	300	300
1.50%, 07/19/13, TBA (g)	200	200
5.50%, 01/01/14	19	20
2.75%, 03/13/14	2,000	2,086
2.50%, 05/15/14 (e)	675	697
3.30%, 07/30/14	1,000	1,002
4.63%, 10/15/14	550	614
2.63%, 11/20/14 (e)	1,000	1,034
3.00%, 02/17/15	112	113
3.00%, 03/09/15	500	502
5.00%, 04/15/15	500	567
3.13%, 05/19/15	250	252
4.38%, 10/15/15	390	431
3.22%, 01/27/16	500	501
5.00%, 03/15/16	400	455
5.50%, 04/01/16	5	6
6.00%, 06/01/16	41	45
6.50%, 09/01/16	8	8
6.00%, 10/01/16	85	93
6.50%, 10/01/16	14	15
6.50%, 12/01/16	1	1
4.88%, 12/15/16	500	565
5.50%, 01/01/17	73	79
5.50%, 01/01/17	145	157
5.00%, 02/13/17	1,500	1,705
5.50%, 03/01/17	16	18
0.00%, 06/01/17 (j)	1,250	1,007
5.50%, 09/01/17	262	284
5.00%, 10/01/17	25	27
5.50%, 11/01/17	30	33
5.00%, 01/01/18	112	120
5.50%, 01/01/18	50	54
5.00%, 02/01/18	875	942
5.50%, 02/01/18	95	102
4.50%, 03/01/18	380	406
5.00%, 03/01/18	50	54
5.00%, 05/01/18	16	17
5.00%, 06/01/18	31	33
4.00%, 07/01/18	198	209
5.00%, 07/01/18	70	75
5.00%, 07/01/18	47	50
5.00%, 07/17/18, TBA (g)	500	533
4.00%, 08/01/18	158	167
5.00%, 08/01/18	30	32
4.00%, 10/01/18	71	75
4.50%, 11/01/18	203	217
4.50%, 11/01/18	500	534
5.00%, 11/01/18	662	712
5.50%, 12/01/18	80	87
5.50%, 03/01/19	20	21
5.50%, 10/01/19	58	63
4.50%, 07/01/20	425	453
5.50%, 07/01/20	274	297
5.00%, 11/01/20	194	208
5.50%, 01/01/21	446	483
4.50%, 03/01/21	87	92
5.00%, 11/01/21	445	479
5.50%, 01/01/22	76	82
4.50%, 02/01/22	273	290
5.00%, 03/01/22	283	302
5.00%, 03/01/22	177	189
5.38%, 04/11/22	50	53
6.00%, 06/01/22	439	477
5.00%, 10/01/22	280	299
4.50%, 02/01/23	231	244
4.50%, 04/01/23	568	601
5.00%, 06/01/23	423	452
5.50%, 07/01/23	26	28
5.00%, 09/01/23	20	21
5.50%, 09/01/23	963	1,041
5.00%, 11/01/23	431	461
5.50%, 12/01/23	148	160
4.50%, 01/01/24	312	330
5.00%, 03/01/24	465	496
4.00%, 04/01/24	271	282
4.50%, 04/01/24	335	354
4.00%, 05/01/24	639	666
4.50%, 05/01/24	463	489
4.50%, 05/01/24	979	1,035
4.00%, 06/01/24	474	494
4.00%, 06/01/24	360	375
4.00%, 06/01/24	452	471
4.50%, 06/01/24	48	51
4.50%, 06/01/24	575	608
4.00%, 07/01/24	369	385
4.50%, 07/01/24	948	1,002
4.00%, 09/01/24	968	1,009
4.50%, 12/01/24	486	515
4.00%, 01/01/25	489	509
4.50%, 02/01/25	374	395
4.50%, 04/01/25	494	522
4.00%, 05/01/25	996	1,036
4.00%, 05/01/25	991	1,032
4.00%, 06/01/25	996	1,036
5.00%, 05/01/26	533	567
5.50%, 05/01/26	543	586
6.00%, 09/01/26	110	121
5.00%, 12/01/26	261	277
5.95%, 06/07/27	100	104
5.98%, 06/21/27	50	51
5.50%, 04/01/29, TBA (g)	999	1,077
6.25%, 05/15/29	525	650
4.50%, 06/01/29	185	194
5.00%, 06/01/29	1,210	1,287
4.50%, 07/01/29	94	98
5.00%, 09/01/29	929	987
7.13%, 01/15/30	570	776
4.50%, 02/01/30	1,472	1,542
7.25%, 05/15/30 (e)	540	744
4.00%, 07/01/30, TBA (g)	700	720
6.63%, 11/15/30	290	377
7.00%, 02/01/31	52	58
6.00%, 04/01/31	25	28
6.00%, 11/01/31	2	2
5.50%, 01/01/32	133	144
6.00%, 06/01/32	24	27
6.50%, 07/01/32	46	51
7.00%, 07/01/32	21	24
6.00%, 02/01/33	133	147
5.00%, 05/01/33	1,173	1,248
5.00%, 05/01/33	745	793
5.50%, 05/01/33	1,254	1,353
5.50%, 06/01/33	1,168	1,260
5.00%, 07/01/33	1,901	2,022
5.00%, 09/01/33	1,405	1,494
5.50%, 10/01/33	1,156	1,247
4.50%, 11/01/33	280	294
4.50%, 11/01/33	419	439
5.00%, 11/01/33, TBA (g)	4,083	4,342
5.50%, 11/01/33	243	262
6.00%, 11/01/33	22	24
6.00%, 12/01/33	41	45
6.00%, 12/01/33	690	760
6.00%, 12/01/33	250	276
5.50%, 01/01/34	106	115
5.00%, 03/01/34	1,765	1,877
5.00%, 04/01/34	216	230
5.00%, 04/01/34	116	124
5.00%, 05/01/34	631	672
5.00%, 06/01/34	148	158
5.50%, 07/01/34	650	700
6.50%, 07/01/34	315	351
6.00%, 08/01/34	303	332
6.50%, 08/01/34, TBA (g)	1,178	1,316
5.50%, 09/01/34	156	168
6.50%, 09/01/34, TBA (g)	801	889
6.50%, 10/01/34, TBA (g)	477	530
5.50%, 12/01/34	742	799
5.50%, 01/01/35	1,644	1,771
5.50%, 02/01/35	1,931	2,080
5.50%, 03/01/35, TBA (g)	2,000	2,157
4.50%, 04/01/35	148	155
5.00%, 04/01/35	203	215
6.50%, 04/01/35	131	144
2.79%, 05/01/35 (i)	284	296
2.80%, 05/01/35 (i)	73	76
5.00%, 07/01/35	2,661	2,825
6.00%, 07/01/35, TBA (g)	3,001	3,311
5.50%, 08/01/35	90	97
5.50%, 08/01/35	477	515
4.50%, 10/01/35	261	273
4.50%, 10/01/35	62	65
4.85%, 10/01/35 (i)	433	452
5.00%, 10/01/35, TBA (g)	1,000	1,061
6.00%, 10/01/35	1,201	1,310
5.00%, 11/01/35, TBA (g)	1,200	1,270
5.00%, 11/01/35	1,198	1,272
5.00%, 11/01/35	129	137
5.00%, 11/01/35	657	698
5.50%, 12/01/35	181	195
5.50%, 12/01/35	320	344
7.00%, 12/01/35	3	4
7.00%, 02/01/36	134	149
5.50%, 03/01/36	464	499
5.50%, 03/01/36	12	13
5.50%, 04/01/36, TBA (g)	383	413
6.00%, 04/18/36	200	222
5.50%, 05/01/36	12	13
5.50%, 06/01/36, TBA (g)	500	537
5.50%, 06/01/36	331	356
6.00%, 06/01/36	974	1,060
6.00%, 06/01/36	442	481
6.00%, 07/01/36, TBA (g)	2,000	2,180
6.50%, 08/01/36	304	334
7.00%, 09/01/36	123	137
6.00%, 10/01/36	473	515
6.50%, 10/01/36	630	692
5.00%, 11/01/36	316	335
5.50%, 11/01/36	529	569
5.50%, 11/01/36	182	196
5.50%, 11/01/36	96	103
6.00%, 11/01/36	744	810
6.00%, 12/01/36	488	531
6.50%, 12/01/36	243	267
5.50%, 01/01/37	79	85
6.50%, 01/01/37	357	392
6.50%, 01/01/37	347	381
5.37%, 02/01/37 (i)	50	53
5.48%, 02/01/37 (i)	485	515
5.50%, 02/01/37	167	179
5.50%, 02/01/37	495	532
5.59%, 02/01/37 (i)	338	363
6.00%, 02/01/37	473	514
6.50%, 02/01/37	109	120
5.50%, 03/01/37	146	157
7.00%, 03/01/37	162	180
5.00%, 04/01/37	416	440
5.60%, 04/01/37 (i)	104	111
5.82%, 04/01/37 (i)	808	861
6.00%, 04/01/37	818	889
7.00%, 04/01/37	132	147
7.00%, 04/01/37	116	129
5.50%, 05/01/37	23	25
5.50%, 05/01/37	267	286
5.50%, 06/01/37	486	522
6.00%, 06/01/37	616	669
5.50%, 08/01/37	95	103
6.00%, 08/01/37	282	306
6.00%, 09/01/37	70	76
6.00%, 10/01/37	1,358	1,475
6.50%, 10/01/37	632	693
6.50%, 10/01/37	415	455
5.50%, 11/01/37	201	216
6.00%, 11/01/37	368	400
6.00%, 11/01/37	775	842
7.50%, 11/01/37	57	63
5.50%, 12/01/37	88	95
6.00%, 12/01/37	735	799
6.00%, 12/01/37	697	757
6.00%, 12/01/37	519	564
5.12%, 01/01/38 (i)	979	1,043
5.50%, 01/01/38	1,747	1,878
5.50%, 02/01/38	219	236
6.00%, 02/01/38	674	732
6.00%, 02/01/38	289	313
6.00%, 02/01/38	199	216
7.00%, 02/01/38	227	252
4.50%, 03/01/38	2,257	2,345
5.99%, 03/01/38 (i)	709	762
7.00%, 03/01/38	413	459
6.00%, 05/01/38	793	861
6.00%, 05/01/38	525	571
4.50%, 06/01/38	458	476
4.50%, 06/01/38	453	471
5.50%, 07/01/38	462	496
6.00%, 07/01/38	827	898
5.50%, 08/01/38	353	380
5.50%, 08/01/38	1,789	1,923
5.50%, 08/01/38	17	18
5.50%, 08/01/38	768	826
6.00%, 08/01/38	625	679
5.50%, 09/01/38	90	97
6.00%, 09/01/38	823	893
6.00%, 09/01/38	178	194
6.50%, 09/01/38	191	210
6.50%, 09/01/38	448	491
5.50%, 10/01/38	264	284
5.50%, 10/01/38	19	20
5.50%, 10/01/38	421	452
6.00%, 10/01/38	837	909
6.50%, 10/01/38	929	1,019
6.50%, 10/01/38	543	596
5.50%, 10/14/38	39	42
5.50%, 11/01/38	155	167
5.50%, 11/01/38	367	394
5.50%, 11/01/38	20	22
5.50%, 11/01/38	373	401
5.50%, 11/01/38	672	723
5.50%, 11/01/38	162	174
5.50%, 12/01/38	214	230
5.50%, 12/01/38, TBA (g)	3,000	3,235
5.50%, 12/01/38	17	18
5.50%, 12/01/38	171	184
4.50%, 01/01/39	826	857
5.50%, 01/01/39	227	244
5.50%, 01/01/39	1,699	1,826
5.50%, 01/01/39	302	325
6.00%, 01/01/39	663	720
4.00%, 02/01/39	39	39
4.50%, 02/01/39	939	976
5.50%, 02/01/39	717	771
4.00%, 03/01/39	641	650
4.50%, 03/01/39	1,379	1,432
5.00%, 03/01/39	2,631	2,788
4.50%, 04/01/39, TBA (g)	999	1,037
4.50%, 04/01/39	937	973
5.00%, 04/01/39, TBA (g)	1,000	1,060
7.00%, 04/01/39	96	106
4.00%, 05/01/39	962	976
4.00%, 05/01/39	29	30
4.00%, 06/01/39	597	605
4.50%, 06/01/39	1,362	1,414
5.00%, 06/01/39	1,780	1,886
4.00%, 07/01/39	1,489	1,510
4.00%, 07/01/39	681	690
4.44%, 07/01/39 (i)	2,530	2,655
4.50%, 07/01/39	1,958	2,033
4.00%, 08/01/39	1,458	1,478
4.00%, 08/01/39	1,470	1,491
4.50%, 08/01/39	2,418	2,511
4.50%, 08/01/39	1,000	1,049
4.00%, 09/01/39	982	996
5.00%, 09/01/39	683	723
6.00%, 09/01/39	186	202
4.50%, 11/01/39	2,577	2,676
5.00%, 11/01/39	974	1,032
5.50%, 11/01/39	583	627
3.81%, 12/01/39 (i)	934	976
4.50%, 12/01/39	979	1,016
4.50%, 12/01/39	497	516
4.50%, 01/01/40	1,486	1,543
5.00%, 01/01/40	3,093	3,277
5.00%, 01/01/40	1,942	2,057
5.50%, 01/01/40	326	351
5.50%, 01/01/40	384	412
3.72%, 02/01/40 (i)	1,969	2,055
4.50%, 02/01/40	1,094	1,136
3.39%, 03/01/40 (i)	1,000	1,035
4.20%, 03/01/40 (i)	977	1,022
4.50%, 04/01/40	2,488	2,583
5.00%, 04/01/40	297	315
5.00%, 04/01/40	719	761
5.00%, 04/01/40	32	34
5.00%, 04/01/40	2,493	2,642
5.00%, 04/01/40	766	811
4.00%, 05/01/40	600	608
5.00%, 05/01/40	891	945
3.12%, 06/01/40 (i)	499	512
4.50%, 06/01/40	1,994	2,070
5.00%, 06/01/40, TBA (g)	900	954
5.50%, 01/01/49	1,841	1,983
		223,579
Government National Mortgage Association - 6.1%
Government National Mortgage Association
8.00%, 04/15/30	19	23
8.50%, 06/15/30	6	7
8.50%, 12/15/30	-	-
6.50%, 01/15/32	79	88
6.00%, 05/15/32	85	93
6.00%, 10/15/32	53	59
6.00%, 01/15/33	83	91
5.00%, 03/15/33	9	10
5.00%, 05/15/33	12	13
5.00%, 05/15/33	8	9
5.00%, 05/15/33	9	10
5.00%, 06/15/33	9	10
5.50%, 07/15/33	237	260
5.50%, 07/15/33	229	249
5.00%, 08/15/33	7	8
5.00%, 08/15/33	7	8
5.00%, 08/15/33	1,500	1,616
5.00%, 08/15/33	88	95
5.00%, 08/15/33	7	8
5.00%, 08/15/33	13	14
5.50%, 08/15/33	172	187
5.50%, 09/15/33	49	53
5.00%, 11/15/33	10	11
6.50%, 12/15/33	145	162
6.00%, 07/15/34	21	23
6.00%, 08/15/34	264	291
6.00%, 10/15/34	500	550
5.00%, 01/15/35	517	555
5.00%, 03/15/35	166	179
5.50%, 04/15/35	198	215
6.00%, 05/15/35	11	12
5.00%, 07/01/35, TBA (g)	1,800	1,917
5.00%, 11/15/35	115	123
5.50%, 11/15/35	340	370
5.50%, 12/15/35	211	229
5.50%, 02/15/36	253	275
6.00%, 02/15/36	48	53
5.50%, 03/15/36	47	51
5.50%, 03/15/36	104	113
6.50%, 03/15/36	73	81
6.00%, 05/15/36	209	228
5.50%, 06/15/36	139	151
6.50%, 06/15/36	176	193
7.00%, 11/15/36	193	214
5.50%, 12/15/36	974	1,058
6.00%, 01/15/37	179	195
6.00%, 04/15/37	320	349
5.50%, 05/15/37	309	335
5.50%, 05/15/37	445	482
6.50%, 09/15/37	201	221
6.00%, 11/15/37	182	199
5.00%, 12/15/37	378	404
6.00%, 12/15/37	312	340
6.00%, 12/15/37	116	127
6.50%, 02/15/38	86	95
4.50%, 03/15/38	64	67
5.50%, 03/15/38	457	494
5.00%, 05/15/38	980	1,046
5.50%, 05/15/38	325	352
5.00%, 06/15/38	3,038	3,244
5.50%, 06/15/38	830	898
5.50%, 06/15/38	487	527
5.50%, 06/15/38	24	26
5.50%, 07/15/38	37	40
5.50%, 07/15/38	57	62
5.50%, 07/15/38	77	83
6.50%, 07/15/38	326	358
6.00%, 08/15/38	332	362
6.00%, 08/15/38	499	545
6.00%, 08/15/38	551	602
6.50%, 08/15/38	343	377
5.50%, 09/15/38	1,218	1,319
6.00%, 09/15/38	435	475
6.00%, 09/15/38	829	905
6.00%, 10/15/38	537	587
6.50%, 10/15/38	888	976
5.50%, 11/15/38	662	717
6.00%, 12/15/38	24	26
5.50%, 01/15/39	417	451
6.00%, 01/15/39	388	424
4.50%, 02/15/39	194	202
4.50%, 03/15/39	52	54
4.50%, 04/15/39	518	540
4.50%, 04/15/39	942	983
4.50%, 04/15/39	1,025	1,070
4.50%, 05/15/39	511	533
4.50%, 05/15/39	989	1,033
4.50%, 05/15/39	56	59
4.50%, 05/15/39	656	685
5.00%, 05/15/39	928	991
4.00%, 06/15/39	1,134	1,155
4.50%, 06/15/39	704	735
4.50%, 06/15/39	490	512
5.00%, 06/15/39	1,382	1,476
6.00%, 06/15/39	570	622
4.50%, 07/01/39, TBA (g)	2,100	2,187
5.00%, 07/15/39	989	1,056
4.50%, 08/15/39	1,968	2,054
5.00%, 08/15/39	1,959	2,092
5.00%, 09/15/39	1,469	1,569
5.00%, 09/15/39	1,846	1,972
5.00%, 09/15/39	986	1,053
5.50%, 09/15/39	892	965
5.50%, 09/15/39	416	450
5.50%, 09/15/39	944	1,021
6.00%, 09/15/39	409	446
5.00%, 10/15/39	489	522
4.50%, 11/15/39	489	511
4.50%, 11/15/39	999	1,043
4.50%, 12/15/39	992	1,035
4.50%, 12/15/39	993	1,036
5.00%, 12/15/39	971	1,037
6.00%, 12/15/39	850	928
4.50%, 01/15/40	298	311
4.50%, 02/15/40	697	728
4.50%, 02/15/40	997	1,041
4.50%, 03/15/40	995	1,039
5.50%, 03/15/40	599	648
4.50%, 04/15/40	1,197	1,249
4.50%, 05/15/40	998	1,041
5.00%, 05/15/40	999	1,066
5.00%, 05/15/40	499	532
		66,957

Total Government and Agency Obligations (cost $798,907)		828,236

SHORT TERM INVESTMENTS - 11.0%
Mutual Funds - 4.1%
JNL Money Market Fund, 0.06% (a) (h)	44,807	44,807

Securities Lending Collateral - 6.9%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	59,596	59,596
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	16,123	16,123
		75,719

Total Short Term Investments (cost $120,526)		120,526

Total Investments - 110.4% (cost $1,171,312)		1,209,871
Total Forward Sales Commitments - (0.3%) (proceeds $3,246)		(3,254)
Other Assets and Liabilities, Net - (10.1%)		(110,881)
Total Net Assets - 100%		$1,095,736

Forward Sales Commitments - 0.3%
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 0.3%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp., 6.00%,
07/17/30, TBA (g)	$1,000	$1,085

Federal National Mortgage Association - 0.2%
Federal National Mortgage Association, 6.00%,
07/14/36, TBA (g)	2,000	2,169

Total Forward Sales Commitments - 0.3% (proceeds $3,246)		$3,254

JNL/Mellon Capital Management Global Alpha Fund
SHORT TERM INVESTMENTS - 107.1%
Commercial Paper - 17.4%
Bank of America Corp., 0.52%, 09/23/10		$1,000	$999
Commerzbank US Finance Inc., 0.45%, 08/02/10		1,500	1,499
ING Funding LLC
0.30%, 07/12/10		1,000	1,000
0.41%, 08/17/10		1,500	1,499
Intesa Funding LLC, 0.25%, 07/06/10		1,000	1,000
Natexis Banques Populaires, 0.45%, 07/19/10		1,000	1,000
Nestle SA
0.26%, 07/12/10		1,500	1,500
0.25%, 08/25/10		1,000	1,000
Nordea Bank Finland Plc, 0.30%, 07/28/10		1,000	1,000
Royal Bank of Scotland, 0.45%, 08/23/10		1,000	999
Santander Centro Hispano, 0.85%, 08/18/10		2,000	1,997
Societe Generale
0.29%, 07/12/10		1,500	1,500
0.46%, 08/03/10		1,000	1,000
Svenska Handelsbanken, 0.25%, 07/16/10		1,700	1,700
Toyota Motor Credit Corp., 0.55%, 09/02/10		1,600	1,599
UBS Finance LLC
0.29%, 07/06/10		1,600	1,600
0.56%, 09/27/10		1,500	1,497
			22,389
Federal Home Loan Bank - 12.4%
Federal Home Loan Bank
0.09%, 07/21/10		9,000	9,000
0.06%, 07/23/10		7,000	7,000
			16,000
Federal Home Loan Mortgage Corp. - 16.3%
Federal Home Loan Mortgage Corp.
0.15%, 07/08/10		1,930	1,930
0.07%, 07/14/10		3,000	3,000
0.14%, 07/14/10		6,070	6,070
0.08%, 07/19/10		450	450
0.08%, 07/23/10		7,900	7,900
0.10%, 07/26/10		200	200
0.09%, 07/28/10		1,450	1,450
			21,000
Federal National Mortgage Association - 14.8%
Federal National Mortgage Association
0.08%, 07/15/10		25	25
0.08%, 07/16/10		1,760	1,760
0.08%, 07/19/10		467	467
0.06%, 07/21/10		897	897
0.14%, 07/21/10		500	500
0.04%, 07/28/10		15,350	15,350
			18,999
Mutual Funds - 4.8%
JNL Money Market Fund, 0.06% (a) (h)		6,207	6,207

U.S. Treasury Securities - 41.4%
U.S. Treasury Bill
0.15%, 07/01/10		$8,000	8,000
0.35%, 07/15/10		7,120	7,120
0.15%, 07/29/10		5,580	5,578
0.09%, 08/12/10		19,600	19,598
0.21%, 08/26/10		8,000	7,998
0.11%, 09/09/10 (m)		5,005	5,003
			53,297

Total Short Term Investments (cost $137,892)			137,892

Total Investments - 107.1% (cost $137,892)			137,892
Other Assets and Liabilities, Net - (7.1%)			(9,087)
Total Net Assets - 100%			$128,805

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 14.9%
Bayerische Motoren Werke AG		24	$1,169
Bulgari SpA (e)		230	1,644
Carnival Corp.		158	4,778
Grupo Televisa SA - ADR		173	3,014
Inditex SA		69	3,957
Lottomatica SpA		41	526
LVMH Moet Hennessy Louis Vuitton SA		47	5,164
McDonald’s Corp.		82	5,382
Shuffle Master Inc. (c)		83	662
Sony Corp.		177	4,729
Tiffany & Co.		110	4,159
Tod’s SpA		35	2,206
Walt Disney Co.		159	4,999
Wire & Wireless India Ltd. (c)		217	73
Zee Entertainment Enterprises Ltd.		249	1,621
			44,083
CONSUMER STAPLES - 9.4%
Cia de Bebidas das Americas - ADR (e)		26	2,653
Colgate-Palmolive Co.		57	4,481
Fomento Economico Mexicano SAB de CV (e)		910	3,934
Grupo Modelo SAB de CV		504	2,492
Nestle SA		70	3,387
Shinsegae Co. Ltd.		1	311
Tesco Plc		444	2,505
Unilever Plc		144	3,844
Wal-Mart Stores Inc.		88	4,221
			27,828
ENERGY - 3.6%
Husky Energy Inc.		60	1,425
Technip SA (e)		56	3,199
Total SA		81	3,616
Transocean Ltd. (c)		52	2,398
			10,638
FINANCIALS - 15.4%
3i Group Plc		333	1,314
AFLAC Inc.		86	3,661
Allianz SE		40	3,901
Banco Bilbao Vizcaya Argentaria SA		288	2,966
Credit Suisse Group AG		177	6,664
Dai-Ichi Life Insurance Co. Ltd.		1	1,829
Fidelity National Financial Inc. - Class A		122	1,586
Goldman Sachs Group Inc.		19	2,468
HSBC Holdings Plc (e)		460	4,215
Investor AB - Class B		186	3,007
SLM Corp. (c)		343	3,565
Societe Generale - Class A		41	1,706
Sumitomo Mitsui Financial Group Inc.		89	2,527
UBS AG (c)		243	3,220
XL Capital Ltd. - Class A		196	3,144
			45,773
HEALTH CARE - 6.8%
Aetna Inc.		131	3,456
Amylin Pharmaceuticals Inc. (c) (e)		86	1,624
Basilea Pharmaceutical AG (c)		3	190
Bayer AG		11	615
Dendreon Corp. (c)		29	951
InterMune Inc. (c) (e)		38	354
Mitsubishi Tanabe Pharma Corp.		98	1,493
Regeneron Pharmaceuticals Inc. (c)		25	558
Roche Holding AG		26	3,553
Seattle Genetics Inc. (c)		87	1,039
Theravance Inc. (c)		73	923
WellPoint Inc. (c)		77	3,777
Zimmer Holdings Inc. (c)		29	1,562
			20,095
INDUSTRIALS - 14.5%
3M Co.		63	4,937
Assa Abloy AB		248	4,955
Emerson Electric Co.		57	2,508
Empresa Brasileira de Aeronautica SA - ADR (e)		116	2,422
European Aeronautic Defence & Space Co. NV (c)		179	3,657
Fanuc Ltd.		17	1,942
Koninklijke Philips Electronics NV		150	4,485
Lockheed Martin Corp.		24	1,788
Prysmian SPA		75	1,076
Raytheon Co.		57	2,753
Secom Co. Ltd.		52	2,327
Siemens AG		87	7,803
TNT NV		94	2,371
			43,024
INFORMATION TECHNOLOGY - 29.2%
Adobe Systems Inc. (c)		126	3,322
Altera Corp.		208	5,170
Automatic Data Processing Inc.		103	4,151
Corning Inc.		209	3,372
eBay Inc. (c)		304	5,961
Hoya Corp.		134	2,849
Infosys Technologies Ltd.		92	5,486
Intuit Inc. (c)		170	5,897
Juniper Networks Inc. (c) (e)		239	5,454
Keyence Corp.		12	2,868
Kyocera Corp.		21	1,708
Maxim Integrated Products Inc.		174	2,904
MediaTek Inc.		208	2,903
Microsoft Corp.		215	4,940
Murata Manufacturing Co. Ltd.		69	3,286
Nidec Corp.		23	1,884
Nintendo Co. Ltd.		8	2,290
SAP AG (e)		115	5,095
Taiwan Semiconductor Manufacturing Co. Ltd.		1,728	3,230
Telefonaktiebolaget LM Ericsson - Class B		1,241	13,768
			86,538
MATERIALS - 0.5%
Linde AG		15	1,605

TELECOMMUNICATION SERVICES - 2.0%
KDDI Corp.		1	3,160
Vodafone Group Plc		1,410	2,906
			6,066
UTILITIES - 0.7%
Fortum Oyj		101	2,207

Total Common Stocks (cost $316,251)			287,857

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Bayerische Motoren Werke AG		69	2,411

Total Preferred Stocks (cost $2,167)			2,411

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$753	32

Total Non-U.S. Government Agency Asset-Backed Securities (cost $753)			32

SHORT TERM INVESTMENTS - 8.0%
Mutual Funds - 2.1%
JNL Money Market Fund, 0.06% (a) (h)		6,077	6,077

Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		14,089	14,089
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		3,448	3,448
			17,537

Total Short Term Investments (cost $23,614)			23,614

Total Investments - 105.8% (cost $342,785)			313,914
Other Assets and Liabilities, Net - (5.8%)			(17,124)
Total Net Assets - 100%			$296,790

JNL/PAM Asia ex-Japan Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 3.0%
Esprit Holdings Ltd.		125	$670
Hankook Tire Co. Ltd.		27	602
Kangwon Land Inc.		37	554
PT Astra International Tbk		156	824
			2,650
CONSUMER STAPLES - 4.3%
Hengan International Group Co. Ltd.		201	1,624
Shinsegae Co. Ltd.		5	2,237
			3,861
ENERGY - 6.7%
Banpu Public Co. Ltd.		70	1,298
China Petroleum & Chemical Corp. (e)		2,402	1,938
CNOOC Ltd.		1,058	1,798
GS Holdings Corp.		29	910
			5,944
FINANCIALS - 33.3%
Alam Sutera Realty Tbk PT (c)		32,054	640
AMMB Holdings Bhd		599	918
ARA Asset Management Ltd.		1,021	785
Bangkok Bank Public Co. Ltd.		575	2,246
Bank of China Ltd.		6,304	3,180
China Construction Bank Corp.		2,347	1,889
China Pacific Insurance Group Co. Ltd.		483	1,913
DBS Group Holdings Ltd.		127	1,228
Hana Financial Group Inc.		35	924
Hang Seng Bank Ltd.		124	1,662
Henderson Land Development Co. Ltd.		332	1,943
Infrastructure Development Finance Co. Ltd.		399	1,531
KB Financial Group Inc.		13	484
Korea Exchange Bank		38	387
Metropolitan Bank & Trust Co.		1,149	1,521
Ping an Insurance Group Co. of China Ltd. (e) (f)		69	570
PT Bank Rakyat Indonesia		1,003	1,018
Rural Electrification Corp. Ltd.		142	927
Samsung Fire & Marine Insurance Co. Ltd.		16	2,563
Sino-Ocean Land Holdings Ltd. (e)		1,675	1,203
Unitech Ltd.		305	483
Wharf Holdings Ltd.		131	634
Yuanta Financial Holding Co. Ltd.		1,875	1,001
			29,650
HEALTH CARE - 1.4%
Ranbaxy Laboratories Ltd. (c)		123	1,218

INDUSTRIALS - 12.3%
Aditya Birla Nuvo Ltd. (c)		18	298
Bakrie and Brothers Tbk PT (c)		33,076	205
Far Eastern Textile Co. Ltd.		1,256	1,291
Hutchison Whampoa Ltd.		370	2,277
Hyundai Engineering & Construction Co. Ltd.		35	1,631
IVRCL Infrastructures & Projects Ltd.		273	1,092
S1 Corp.		16	670
SembCorp Industries Ltd.		591	1,709
Suzlon Energy Ltd. (c)		471	580
Tata Motors Ltd. - Class A		109	1,161
			10,914
INFORMATION TECHNOLOGY - 19.3%
AAC Acoustic Technologies Holdings Inc.		1,290	1,844
Acer Inc.		347	805
Foxconn Technology Co. Ltd.		435	1,440
HON HAI Precision Industry Co. Ltd. (c)		411	1,442
Largan Precision Co. Ltd.		61	970
Lite-On Technology Corp.		291	319
Mphasis Ltd.		91	1,094
Samsung Electronics Co. Ltd.		5	3,300
Shanda Games Ltd. - ADR (c)		256	1,487
Sohu.com Inc. (c) (e)		29	1,193
Taiwan Semiconductor Manufacturing Co. Ltd.		1,278	2,388
Wistron Corp.		574	841
			17,123
MATERIALS - 7.4%
China Shanshui Cement Group Ltd.		2,526	1,119
China Zhongwang Holdings Ltd. (e)		914	579
Hindalco Industries Ltd.		368	1,130
Huabao International Holdings Ltd.		654	836
POSCO Inc.		2	845
Sterlite Industries India Ltd.		238	858
Taiwan Cement Corp.		1,416	1,194
			6,561
TELECOMMUNICATION SERVICES - 7.1%
Axiata Group Bhd (c)		1,164	1,400
China Mobile Ltd.		125	1,237
China Unicom Hong Kong Ltd. (e)		1,974	2,640
Telekomunikasi Indonesia Tbk PT		1,264	1,072
			6,349
UTILITIES - 3.4%
GVK Power & Infrastructure Ltd. (c)		1,392	1,313
Korea Electric Power Corp. (c)		66	1,693
			3,006

Total Common Stocks (cost $90,833)			87,276

RIGHTS - 0.0%
Suzlon Energy (c) (f)		63	-

Total Rights (cost $0)			-

WARRANTS - 0.0%
Henderson Land Development Co. Ltd., 06/01/11 (c) (e)		77	13

Total Warrants (cost $0)			13

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$22	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $22)			1

SHORT TERM INVESTMENTS - 7.2%
Mutual Funds - 1.7%
JNL Money Market Fund, 0.06% (a) (h)		1,540	1,540

Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		4,683	4,683
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		160	160
			4,843

Total Short Term Investments (cost $6,383)			6,383

Total Investments - 105.4% (cost $97,238)			93,673
Other Assets and Liabilities, Net - (5.4%)			(4,788)
Total Net Assets - 100%			$88,885

JNL/PAM China-India Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 8.1%
Focus Media Holding Ltd. - ADR (c) (e)		398	$6,176
GOME Electrical Appliances Holdings Ltd. (c) (e)		10,976	3,312
Mahindra & Mahindra Ltd.		359	4,801
Maruti Suzuki India Ltd.		27	811
Shenzhou International Group Holdings Ltd.		773	882
Sun TV Network Ltd.		368	3,438
			19,420
CONSUMER STAPLES - 3.4%
Colgate-Palmolive India Ltd.		241	4,332
ITC Ltd.		568	3,703
			8,035
ENERGY - 12.8%
China Petroleum & Chemical Corp. (e)		6,262	5,051
China Shenhua Energy Co. Ltd.		536	1,932
CNOOC Ltd.		3,742	6,360
Oil India Ltd.		94	2,899
Reliance Industries Ltd.		613	14,256
			30,498
FINANCIALS - 33.3%
Axis Bank Ltd.		355	9,405
Bank of China Ltd.		39,455	19,905
China Pacific Insurance Group Co. Ltd.		1,294	5,121
Evergrande Real Estate Group Ltd. (e)		8,023	2,292
Franshion Properties China Ltd. (e)		10,702	2,942
ICICI Bank Ltd.		348	6,371
Industrial & Commercial Bank of China		16,080	11,688
Infrastructure Development Finance Co. Ltd.		1,033	3,966
LIC Housing Finances Ltd.		219	4,665
Ping an Insurance Group Co. of China Ltd. (e) (f)		601	4,967
Rural Electrification Corp. Ltd.		889	5,785
Sino-Ocean Land Holdings Ltd. (e)		3,419	2,456
			79,563
HEALTH CARE - 1.9%
Dr. Reddy’s Laboratories Ltd.		146	4,575

INDUSTRIALS - 5.4%
Bharat Heavy Electricals Ltd.		55	2,921
Mundra Port and Special Economic Zone Ltd.		196	3,091
Sinotrans Shipping Ltd. (e)		4,226	1,612
Tata Motors Ltd.		151	2,500
Tata Motors Ltd. - Class A		264	2,810
			12,934
INFORMATION TECHNOLOGY - 13.5%
AAC Acoustic Technologies Holdings Inc.		1,720	2,459
BYD Co. Ltd. (e)		662	4,868
Infosys Technologies Ltd.		206	12,265
Mphasis Ltd.		331	3,972
OnMobile Global Ltd. (c)		247	1,485
Sohu.com Inc. (c) (e)		111	4,561
Travelsky Technology Ltd.		3,177	2,623
			32,233
MATERIALS - 9.5%
China Resources Cement Holdings Ltd. (c) (e)		6,870	2,866
China Zhongwang Holdings Ltd. (e)		8,096	5,128
Fosun International Ltd.		3,273	2,286
Hindalco Industries Ltd.		1,096	3,369
Huabao International Holdings Ltd.		2,249	2,874
Sterlite Industries India Ltd.		638	2,300
Tata Steel Ltd.		124	1,287
Ultratech Cement Ltd.		131	2,460
			22,570
TELECOMMUNICATION SERVICES - 5.3%
China Mobile Ltd.		805	7,995
China Unicom Hong Kong Ltd. (e)		3,391	4,535
			12,530
UTILITIES - 2.5%
GAIL India Ltd.		412	4,124
GVK Power & Infrastructure Ltd. (c)		1,930	1,821
			5,945

Total Common Stocks (cost $218,902)			228,303

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$40	2

Total Non-U.S. Government Agency Asset-Backed Securities (cost $40)			2

SHORT TERM INVESTMENTS - 18.1%
Mutual Funds - 6.8%
JNL Money Market Fund, 0.06% (a) (h)		16,140	16,140

Securities Lending Collateral - 11.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		26,778	26,778
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		192	192
			26,970

Total Short Term Investments (cost $43,110)			43,110

Total Investments - 113.8% (cost $262,052)			271,415
Other Assets and Liabilities, Net - (13.8%)			(32,830)
Total Net Assets - 100%			$238,585

JNL/PIMCO Real Return Fund
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred,
7.50%, Series L (p)		1	$466

Total Preferred Stocks (cost $500)			466

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.9%
ACE Securities Corp. REMIC, 0.44%, 06/25/37 (i)		$322	277
American General Mortgage Loan Trust,
5.15%, 03/25/40		4,738	4,742
American Home Mortgage Assets
REMIC, 0.54%, 09/25/46 (i)		5,164	2,410
American Money Management Corp.,
0.72%, 05/03/18 (f) (i) (s) (u)		500	471
ARES CLO Funds, 0.76%, 03/12/18 (f) (i) (t)		1,484	1,426
Arkle Master Issuer Plc REMIC, 1.53%, 05/17/60 (i) (t)		4,000	3,977
Banc of America Commercial Mortgage Inc.
REMIC, 5.89%, 07/10/44 (i)		2,000	2,031
Banc of America Large Loans Inc.
REMIC, 0.86%, 08/15/29 (i) (t)		1,326	1,210
Banc of America Mortgage Securities Inc.
REMIC, 2.87%, 06/25/35 (i)		409	380
Bank of America Auto Trust, 1.16%, 02/15/12 (t)		381	381
BCAP LLC Trust REMIC, 0.52%, 01/25/37 (i)		538	278
Bear Stearns Adjustable Rate Mortgage Trust
REMIC, 2.76%, 05/25/33 (i)		102	101
REMIC, 3.40%, 02/25/34 (i)		731	612
REMIC, 4.07%, 11/25/34 (i)		731	688
REMIC, 3.48%, 01/25/35 (i)		1,366	1,319
REMIC, 5.00%, 01/25/35 (i)		612	617
REMIC, 2.93%, 03/25/35 (i)		120	111
REMIC, 2.53%, 08/25/35 (i)		122	116
REMIC, 2.56%, 08/25/35 (i)		209	197
Bear Stearns Alt-A Trust
REMIC, 5.55%, 01/25/36 (i)		974	555
REMIC, 3.11%, 08/25/36 (i)		378	188
Bear Stearns Asset Backed Securities Trust
REMIC, 1.35%, 10/25/37 (i)		1,108	856
Bear Stearns Commercial Mortgage Securities Inc.
REMIC, Principal Only Strips, 0.00%, 05/18/11 (f) (t)		2,200	2,160
Bear Stearns Structured Products Inc.
REMIC, 5.49%, 01/26/36 (i)		1,072	676
REMIC, 5.56%, 12/26/46 (i)		1,122	740
Capital Auto Receivables Asset Trust,
1.80%, 10/15/12 (i)		10,254	10,330
Chase Issuance Trust
0.75%, 09/17/12 (i)		7,000	7,004
0.80%, 09/17/12 (i)		7,100	7,105
Chevy Chase Mortgage Funding Corp.
REMIC, 0.48%, 05/25/48 (i) (t)		1,110	424
Citigroup Mortgage Loan Trust Inc.
REMIC, 2.51%, 08/25/35 (i)		141	124
REMIC, 3.16%, 08/25/35 (i)		195	169
REMIC, 3.94%, 08/25/35 (i)		955	372
REMIC, 0.43%, 01/25/37 (i)		293	221
REMIC, 0.41%, 05/25/37 (i)		451	409
REMIC, 0.41%, 05/25/37 (i)		662	507
REMIC, 5.91%, 09/25/37 (i)		5,283	3,634
College Loan Corp. Trust, 0.57%, 01/25/24 (i)		800	800
Countrywide Asset-Backed Certificates
REMIC, 0.53%, 09/25/36 (i)		716	545
REMIC, 0.45%, 09/25/37 (i)		364	342
Countrywide Home Loan Mortgage Pass-Through Trust
REMIC, 3.39%, 08/25/34 (i)		580	411
REMIC, 3.51%, 04/20/35 (i)		725	683
Credit Suisse Mortgage Capital Certificates
5.47%, 07/18/16 (f) (t)		1,400	1,466
REMIC, 5.86%, 02/25/37 (i)		1,171	680
Credit-Based Asset Servicing and Securitization LLC
REMIC, 0.47%, 07/25/37 (i) (t)		465	400
CS First Boston Mortgage Securities Corp.
REMIC, 2.70%, 04/25/34 (i)		717	693
Deutsche Bank Alternate Loan Trust
REMIC, 0.44%, 08/25/37 (i)		200	195
First Franklin Mortgage Loan Asset Backed Certificates
REMIC, 0.40%, 11/25/36 (i)		191	186
First Horizon Asset Securities Inc. Pass-Through Trust
REMIC, 2.84%, 07/25/33 (i)		793	780
First NLC Trust REMIC, 0.42%, 08/25/37 (i) (t)		631	413
Ford Credit Auto Owner Trust,
2.00%, 12/15/11		543	544
Ford Credit Auto Owner Trust, 2.85%, 01/15/12 (i)		10,100	10,295
Gallatin Funding Ltd., 0.69%, 08/15/17 (f) (i) (s) (u)		1,200	1,118
GE Capital Commercial Mortgage Corp.
REMIC, 4.71%, 05/10/43		104	104
GMAC Commercial Mortgage Securities Inc.
REMIC, 5.24%, 11/10/45 (i)		2,000	2,105
Greenwich Capital Commercial Funding Corp.
REMIC, 5.44%, 03/10/39 (e)		4,000	4,007
GS Mortgage Securities Corp. II
0.44%, 03/06/20 (i) (t)		424	410
0.48%, 03/06/20 (i) (t)		2,000	1,917
Harborview Mortgage Loan Trust
REMIC, 2.87%, 04/19/34 (i)		792	730
HFC Home Equity Loan Asset Backed Certificates
REMIC, 5.91%, 03/20/36 (i)		1,665	1,670
Honda Auto Receivables Owner Trust,
1.50%, 08/15/11		280	280
HSI Asset Securitization Corp. Trust
REMIC, 0.41%, 05/25/37 (i)		273	263
Indymac Index Mortgage Loan Trust
REMIC, 2.82%, 03/25/35 (i)		1,334	927
IndyMac Residential Asset Backed Trust
REMIC, 0.48%, 04/25/37 (i)		226	219
REMIC, 0.43%, 07/25/37 (i)		137	135
JPMorgan Mortgage Trust
REMIC, 4.94%, 08/25/35 (i)		954	802
REMIC, 5.71%, 07/27/37 (f) (t)		1,510	1,313
LB-UBS Commercial Mortgage Trust
REMIC, 5.42%, 02/15/40		6,200	6,173
Lehman Brothers Mortgage Loan Trust
REMIC, 0.44%, 06/25/37 (i) (t)		477	179
Magnolia Funding Ltd., 3.00%, 04/20/17 (t)		913	1,106
MASTR Adjustable Rate Mortgages Trust
REMIC, 2.33%, 12/25/33 (i)		1,450	1,247
MASTR Asset Backed Securities Trust
REMIC, 0.43%, 05/25/37 (i)		293	280
MBNA Credit Card Master Note Trust,
4.50%, 01/15/13		3,000	3,014
Merrill Lynch First Franklin Mortgage Loan Trust
REMIC, 0.41%, 06/25/37 (i)		230	225
Merrill Lynch Mortgage Investors Inc.
REMIC, 2.70%, 02/25/33 (i)		292	277
REMIC, 2.82%, 02/25/34 (i)		666	619
MLCC Mortgage Investors Inc.
REMIC, 4.25%, 10/25/35 (i)		902	798
Morgan Stanley Capital I REMIC, 0.41%, 05/25/37 (i)		408	326
Morgan Stanley Dean Witter Capital I
REMIC, 7.66%, 03/11/16 (i) (t)		1,000	1,042
Nationstar Home Equity Loan Trust
REMIC, 0.41%, 06/25/37 (i)		339	327
Navigator CDO Ltd., 1.29%, 11/15/15 (f) (i) (t)		1,200	1,176
Provident Funding Mortgage Loan Trust
REMIC, 2.82%, 08/25/33 (i)		562	532
Residential Asset Mortgage Products Inc.
REMIC, 0.43%, 02/25/37 (i)		1,108	1,079
Residential Asset Securities Corp.
REMIC, 0.46%, 04/25/37 (i)		218	213
Residential Asset Securitization Trust
REMIC, 5.50%, 06/25/33		310	317
Securitized Asset Backed Receivables LLC Trust
REMIC, 0.48%, 05/25/37 (i)		489	362
SLC Student Loan Trust REMIC, 0.94%, 09/15/14 (i)		34	34
SLM Student Loan Trust
0.77%, 01/25/17 (i)		3,100	3,103
0.32%, 04/25/17 (i)		332	332
0.43%, 04/25/17 (i)		342	341
1.85%, 12/15/17 (f) (i) (s) (u)		2,700	2,700
1.82%, 04/25/23 (i)		10,073	10,413
REMIC, 0.36%, 04/25/19 (i)		6,300	6,060
Soundview Home Equity Loan Trust
REMIC, 0.43%, 06/25/37 (i)		4,011	3,281
Structured Adjustable Rate Mortgage Loan Trust
REMIC, 2.74%, 02/25/34 (i)		984	906
Structured Asset Mortgage Investments Inc.
REMIC, 0.68%, 10/19/34 (i)		47	42
REMIC, 0.45%, 09/25/47 (i)		169	167
Swan 2010-1, 4.29%, 04/25/41		928	777
Symphony CLO Ltd., 0.68%, 05/15/19 (f) (i) (s) (u)		2,200	2,015
TBW Mortgage Backed Pass-Through Certificates
REMIC, 5.97%, 09/25/36 (i)		485	266
Thornburg Mortgage Securities Trust
REMIC, 0.45%, 03/25/37 (i)		949	924
REMIC, 0.45%, 03/25/37 (i)		1,813	1,751
Wachovia Bank Commercial Mortgage Trust
REMIC, 0.43%, 06/15/20 (i) (t)		1,049	887
REMIC, 0.44%, 09/15/21 (i) (t)		1,510	1,371
Washington Mutual Mortgage Pass-Through Certificates
REMIC, 2.39%, 03/25/33 (i)		200	186
REMIC, 2.70%, 06/25/33 (i)		647	620
REMIC, 2.88%, 09/25/33 (i)		688	688
REMIC, 1.41%, 08/25/46 (i)		1,735	1,045
Wells Fargo Mortgage Backed Securities Trust
REMIC, 4.99%, 12/25/34 (i)		795	806
REMIC, 5.22%, 04/25/36 (i)		2,820	2,436

Total Non-U.S. Government Agency Asset-Backed Securities (cost $157,890)			151,694

CORPORATE BONDS AND NOTES - 27.0%
CONSUMER DISCRETIONARY - 0.1%
Macy’s Retail Holdings Inc., 7.45%, 07/15/17 (e)		1,000	1,082

CONSUMER STAPLES - 0.2%
Reynolds American Inc., 1.24%, 06/15/11 (i)		700	695
WM Wrigley Jr. Co., 1.91%, 06/28/11 (i) (t)		1,500	1,500
			2,195
ENERGY - 0.3%
Gaz Capital SA, 7.34%, 04/11/13 (t)		300	317
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16		5,000	4,775
			5,092
FINANCIALS - 24.8%
Allstate Life Global Funding Trust, 5.38%, 04/30/13		2,500	2,741
American Express Bank FSB, 0.48%, 05/29/12 (e) (i)		800	788
American Express Centurion Bank, 0.43%, 07/13/10 (i)		1,700	1,700
American Express Credit Co., 0.47%, 02/24/12 (i)		1,700	1,681
American Express Credit Corp., 0.50%, 06/16/11 (e) (i)		800	796
American International Group Inc.
0.41%, 10/18/11 (i)		1,000	944
5.05%, 10/01/15 (e)		1,200	1,102
5.85%, 01/16/18		1,100	983
8.25%, 08/15/18 (e)		1,000	1,012
8.18%, 05/15/58 (e)		4,700	3,713
ANZ National International Ltd.
6.20%, 07/19/13 (t)		2,000	2,216
0.90%, 08/19/14 (i) (t)		2,000	2,015
Australia & New Zealand Banking Group Ltd.,
0.82%, 06/18/12 (i) (t)		5,000	5,000
Bank of America Corp.
0.54%, 08/15/11 (i)		300	296
5.38%, 06/15/14 (e)		600	630
Bank of Montreal, 2.85%, 06/09/15 (t)		5,500	5,590
Bank of Scotland Plc, 4.88%, 04/15/11 (u)		1,400	1,445
Barclays Bank Plc
6.05%, 12/04/17 (t)		2,000	2,018
7.43% (callable at 100 on 12/15/17) (p) (t)		200	178
Citibank NA, 1.38%, 08/10/11 (e)		11,100	11,206
Citigroup Inc.
6.50%, 01/18/11 (e)		9,800	10,037
0.54%, 05/18/11 (i)		1,100	1,091
5.25%, 02/27/12 (e)		1,300	1,346
5.30%, 10/17/12		1,000	1,036
5.50%, 04/11/13		1,200	1,247
Commonwealth Bank of Australia
0.95%, 07/12/13 (i) (t)		14,700	14,643
1.04%, 06/25/14 (i) (t)		3,800	3,817
0.82%, 09/17/14 (i) (t)		3,800	3,784
Countrywide Financial Corp., 5.80%, 06/07/12		6,000	6,309
Countrywide Home Loans Inc., 4.00%, 03/22/11		700	713
Dexia Credit Local
1.19%, 09/23/11 (i) (t)		1,300	1,302
0.81%, 04/29/14 (e) (i) (t)		18,700	18,676
Ford Motor Credit Co. LLC
7.25%, 10/25/11		3,150	3,236
7.80%, 06/01/12 (e)		150	154
GATX Financial Corp., 5.80%, 03/01/16		1,000	1,064
General Electric Capital Corp.
0.54%, 09/21/12 (i)		15,200	15,232
0.54%, 12/21/12 (i)		34,600	34,709
GMAC Inc.
5.38%, 06/06/11 (e)		500	498
6.88%, 09/15/11 (e)		500	507
Goldman Sachs Group Inc., 0.53%, 02/06/12 (i)		700	682
HSBC Finance Corp.
0.58%, 08/09/11 (i)		2,700	2,676
0.59%, 04/24/12 (i)		3,602	3,514
0.65%, 07/19/12 (i)		1,200	1,168
ING Bank NV, 1.16%, 01/13/12 (i) (t)		7,700	7,744
International Lease Finance Corp.
0.86%, 07/01/11 (i)		2,000	1,845
6.38%, 03/25/13		700	656
5.63%, 09/20/13		1,100	993
6.63%, 11/15/13		500	464
JPMorgan Chase & Co., 6.95%, 08/10/12 (e)		1,100	1,207
LeasePlan Corp. NV, 3.00%, 05/07/12 (t)		1,800	1,851
Lehman Brothers Holdings Inc.
6.20%, 09/26/14 (d)		200	40
6.88%, 05/02/18 (d)		1,200	244
7.00%, 09/27/27 (d)		100	20
Macquarie Bank Ltd., 4.10%, 12/17/13 (u)		27,200	29,189
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15 (e)		1,000	1,070
Merrill Lynch & Co. Inc.
0.54%, 11/01/11 (e) (i)		3,800	3,735
0.77%, 06/05/12 (e) (i)		1,000	971
6.05%, 08/15/12		12,300	13,078
1.49%, 09/27/12 (i)	EUR	600	704
5.45%, 07/15/14		200	212
Metropolitan Life Global Funding I
2.44%, 06/10/11 (i) (t)		7,400	7,493
0.93%, 07/13/11 (i) (t)		400	400
1.66%, 09/17/12 (i) (t)		1,100	1,104
Morgan Stanley
6.75%, 04/15/11		2,600	2,690
1.39%, 12/01/11 (i)		2,000	2,029
0.78%, 01/09/12 (i)		9,700	9,432
1.03%, 03/01/13 (i)	EUR	2,100	2,411
0.83%, 01/09/14 (i)		5,300	4,879
1.01%, 10/15/15 (e) (i)		1,000	893
0.75%, 10/18/16 (i)		1,000	870
National Australia Bank Ltd.
5.35%, 06/12/13 (t)		1,700	1,842
1.03%, 07/08/14 (i) (t)		1,900	1,919
New York Life Global Funding, 4.65%, 05/09/13 (t)		1,800	1,931
NIBC Bank NV, 2.80%, 12/02/14 (t)		11,200	11,344
Pacific Life Global Funding, 5.15%, 04/15/13 (t)		500	524
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (t)		1,000	1,093
Racers Trust, 0.76%, 07/25/17 (f) (i) (s) (u)		1,000	949
Royal Bank of Scotland Group Plc,
0.80%, 03/30/12 (i) (t)		18,800	18,665
Royal Bank of Scotland Plc
1.45%, 10/20/11 (t)		15,300	15,329
1.40%, 04/23/12		400	405
Santander U.S. Debt SA Unipersonal,
1.33%, 03/30/12 (i) (t)		12,700	12,324
SLM Corp.
0.99%, 04/26/11 (i)	EUR	400	475
0.55%, 10/25/11 (i)		1,400	1,326
5.05%, 11/14/14		600	537
Sovereign Bancorp Inc., 4.90%, 09/23/10		4,100	4,126
Svenska Handelsbanken AB,
1.54%, 09/14/12 (i) (t)		4,300	4,317
TransCapitalInvest Ltd., 7.70%, 08/07/13 (t)		1,500	1,623
UBS AG Stamford
1.78%, 09/29/11 (i)		7,100	7,132
1.58%, 02/23/12 (i)		4,000	3,985
Wachovia Corp.
0.66%, 10/15/11 (i)		4,200	4,170
0.44%, 04/23/12 (e) (i)		6,400	6,324
Wells Fargo & Co.
0.52%, 10/28/15 (i)		500	447
7.98% (callable at 100 on 03/15/18) (p)		1,300	1,339
Wells Fargo Capital XIII, 7.70% (callable at 100
beginning 03/26/13) (p)		800	808
Western Corporate Federal Credit Union,
1.75%, 11/02/12		6,100	6,202
Westpac Banking Corp., 0.82%, 09/10/14 (i) (t)		700	701
			379,556
HEALTH CARE - 0.3%
HCA Inc., 7.25%, 09/15/20		4,700	4,725

INDUSTRIALS - 0.2%
PACCAR Inc., 1.71%, 09/14/12 (i)		3,700	3,766

INFORMATION TECHNOLOGY - 0.3%
Seagate Technology Inc., 6.38%, 10/01/11 (e)		5,000	5,127

MATERIALS - 0.4%
Dow Chemical Co.
2.62%, 08/08/11 (i)		4,000	4,061
4.85%, 08/15/12		1,000	1,055
Rexam Plc, 6.75%, 06/01/13 (t)		700	754
			5,870
TELECOMMUNICATION SERVICES - 0.4%
Telefonica Emisiones SAU, 0.67%, 02/04/13 (i)		4,641	4,475
Verizon Wireless Capital LLC, 3.75%, 05/20/11		1,300	1,331
			5,806

Total Corporate Bonds and Notes (cost $410,826)			413,219

GOVERNMENT AND AGENCY OBLIGATIONS - 98.8%
GOVERNMENT SECURITIES - 95.2%
Municipals - 0.1%
Tobacco Settlement Authority of West Virgina,
7.47%, 06/01/47		475	353
Tobacco Settlement Financing Corp. New Jersey,
4.75%, 06/01/34		1,000	708
Tobacco Settlement Funding Corp.,
5.00%, 06/01/41		200	131
			1,192
Sovereign - 2.9%
Australian Government Bond, 3.00%, 09/20/25	AUD	9,400	8,458
Canadian Government Bond
2.00%, 12/01/14	CAD	3,100	2,882
2.50%, 06/01/15	CAD	14,600	13,824
New South Wales Treasury Corp.,
2.75%, 11/20/25	AUD	900	762
Societe Financement de l’Economie Francaise,
2.13%, 01/30/12 (t)		400	406
0.73%, 07/16/12 (i) (t)		10,600	10,643
U.S. Central Federal Credit Union,
1.90%, 10/19/12 (e) (t)		6,600	6,736
			43,711
Treasury Inflation Index Securities - 89.3%
Australian Government Inflation Indexed Bond,
6.16%, 08/20/15 (v)	AUD	1,600	2,270
5.71%, 08/20/20 (v)	AUD	1,300	1,771
U.S. Treasury Inflation Indexed Note
3.38%, 01/15/12 (r)		4,052	4,271
2.00%, 04/15/12 (m) (r)		37,387	38,731
2.00%, 04/15/12, TBA (g) (r)		21,497	22,269
2.00%, 04/15/12, TBA (g) (r)		5,368	5,561
3.00%, 07/15/12 (r)		19,885	21,154
0.63%, 04/15/13 (r)		2,785	2,842
0.63%, 04/15/13, TBA (g) (r)		43,328	44,219
1.88%, 07/05/13 (r)		3,680	3,892
1.88%, 07/15/13, TBA (g) (r)		85,491	90,427
2.00%, 01/15/14 (r)		19,350	20,614
1.25%, 04/15/14 (r)		206	215
1.25%, 04/15/14, TBA (g) (r)		25,758	26,891
1.25%, 04/15/14, TBA (g) (r)		51,530	53,796
2.00%, 07/15/14 (r)		24,751	26,557
1.63%, 01/15/15 (m) (r)		38,700	46,643
1.63%, 01/15/15, TBA (g) (r)		50,246	53,041
1.88%, 07/15/15 (m) (r)		6,389	6,845
1.88%, 07/15/15, TBA (g) (r)		56,613	60,659
1.88%, 07/15/15, TBA (g) (r)		3,476	3,724
2.00%, 01/15/16 (r)		16,256	17,538
2.00%, 01/15/16, TBA (g) (r)		31,750	34,253
2.50%, 07/15/16 (r)		324	360
2.50%, 07/15/16, TBA (g) (r)		43,189	48,061
2.38%, 01/15/17 (r)		11,675	12,889
2.63%, 07/15/17 (r)		2,840	3,204
2.63%, 07/15/17, TBA (g) (r)		26,302	29,670
1.63%, 01/15/18 (r)		13,632	14,369
1.63%, 01/15/18, TBA (g) (r)		57,261	60,356
1.38%, 07/15/18 (r)		10,818	11,211
2.13%, 01/15/19, TBA (g) (r)		25,391	27,707
2.13%, 01/15/19 (e) (r)		914	997
1.88%, 07/15/19 (r)		9,189	9,851
1.38%, 01/15/20 (r)		706	723
1.38%, 01/15/20, TBA (g) (r)		55,459	56,789
2.38%, 01/15/25 (r)		8,674	9,622
2.38%, 01/15/25, TBA (g) (r)		55,989	62,109
2.00%, 01/15/26 (r)		220	232
2.00%, 01/15/26, TBA (g) (r)		54,932	58,086
2.38%, 01/15/27 (m) (r)		54,485	60,359
2.38%, 01/15/27, TBA (g) (r)		6,481	7,180
2.38%, 01/15/27, TBA (g) (r)		37,844	41,924
1.75%, 01/15/28 (r)		645	654
1.75%, 01/15/28, TBA (g) (m) (r)		47,879	48,567
3.63%, 04/15/28 (r)		34,344	44,447
3.63%, 04/15/28, TBA (g) (r)		26,963	34,894
2.50%, 01/15/29 (r)		2,640	2,984
2.50%, 01/15/29, TBA (g) (r)		48,750	55,099
2.50%, 01/15/29, TBA (g) (r)		2,437	2,755
3.88%, 04/15/29 (r)		2,254	3,025
3.88%, 04/15/29, TBA (g) (r)		26,528	35,600
2.13%, 02/15/40 (r)		1,009	1,105
2.13%, 02/15/40, TBA (g) (r)		30,871	33,825
			1,366,837
U.S. Treasury Securities - 3.0%
U.S. Treasury Note
2.75%, 05/31/17, TBA (g)		1,300	1,327
3.13%, 05/15/19		12,700	12,965
3.63%, 08/15/19, TBA (g)		27,000	28,550
3.50%, 05/15/20 (e)		3,400	3,558
			46,400

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.5%
Federal Home Loan Mortgage Corp. - 2.3%
Federal Home Loan Mortgage Corp.
0.30%, 12/21/11 (i)		18,800	18,787
0.30%, 12/29/11 (i)		12,500	12,491
6.65%, 07/01/36 (i)		811	850
6.35%, 09/01/36 (i)		638	669
6.49%, 10/01/36 (i)		896	944
REMIC, 5.50%, 05/15/16		72	72
REMIC, 5.00%, 05/15/27		230	231
REMIC, 1.62%, 10/25/44 (i)		807	819
REMIC, 1.62%, 02/25/45 (i)		602	606
			35,469
Federal National Mortgage Association - 0.4%
Federal National Mortgage Association
2.81%, 11/01/35 (i)		299	307
5.61%, 03/01/36 (i)		469	501
5.87%, 06/01/36 (i)		206	222
REMIC, 5.00%, 02/25/17		376	386
REMIC, 1.15%, 02/25/36 (i)		1,368	1,355
REMIC, 0.41%, 07/25/37 (i)		966	881
REMIC, 0.55%, 10/27/37		2,100	2,096
			5,748
Government National Mortgage Association - 0.7%
Government National Mortgage Association
REMIC, 0.65%, 03/20/37 (i)		10,314	10,218

Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates,
5.29%, 12/01/27		1,562	1,711

Total Government and Agency Obligations (cost $1,495,229)			1,511,286

SHORT TERM INVESTMENTS - 40.1%
Certificates of Deposit - 0.8%
Barclays Bank Plc, 1.64%, 12/16/11 (i)		11,800	11,792

Federal Home Loan Bank - 19.5%
Federal Home Loan Bank
0.03%, 07/02/10		3,000	3,000
0.30%, 07/08/10		81,000	81,000
0.15%, 09/10/10		38,300	38,292
0.15%, 09/15/10		176,334	176,297
			298,589
Federal Home Loan Mortgage Corp. - 6.9%
Federal Home Loan Mortgage Corp.
0.08%, 07/19/10		33,600	33,599
0.16%, 09/13/10		69,700	69,686
0.25%, 10/15/10		900	900
0.26%, 10/20/10		900	900
			105,085
Federal National Mortgage Association - 10.7%
Federal National Mortgage Association
0.15%, 09/15/10		152,975	152,943
0.25%, 09/20/10		8,400	8,398
0.24%, 10/05/10		2,000	1,999
0.25%, 10/13/10		900	900
			164,240
Mutual Funds - 0.0%
JNL Money Market Fund, 0.06% (a) (h)		1,002	1,002

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		31,813	31,813

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill
0.35%, 07/15/10 (m) (e)		$970	970
0.21%, 08/26/10 (m)		420	420
			1,390

Total Short Term Investments (cost $613,866)			613,911

Total Investments - 175.8% (cost $2,678,311)			2,690,576
Other Assets and Liabilities, Net - (75.8%)			(1,160,275)
Total Net Assets - 100%			$1,530,301

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.1%
General Motors Corp., 5.25%, Series B (callable at
25.44 beginning 08/16/10) (d)		128	$863

FINANCIALS - 0.1%
American International Group Inc., Convertible Preferred,
8.50%, 08/01/11		44	420
DG Funding Trust, 1.18% (callable at 10,000 beginning
08/13/10) (f) (p) (s) (u)		-	3,255
			3,675

Total Preferred Stocks (cost $5,205)			4,538

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.9%
Access Group Inc., 1.62%, 10/27/25 (i)		$7,615	7,803
Ally Auto Receivables Trust, 1.32%, 03/15/12 (t)		2,020	2,024
American Home Mortgage Investment Trust
REMIC, 2.53%, 02/25/45 (i)		381	343
Amortizing Residential Collateral Trust
REMIC, 0.93%, 07/25/32 (i)		15	13
Asset Backed Securities Corp. Home Equity
REMIC, 0.62%, 09/25/34 (i)		294	252
Banc of America Commercial Mortgage Inc.
REMIC, 5.74%, 05/10/45 (i)		2,000	2,118
REMIC, 5.66%, 06/10/49 (i)		2,830	2,735
Banc of America Funding Corp.
REMIC, 2.93%, 05/25/35 (i)		550	540
Banc of America Mortgage Securities Inc.
REMIC, 6.50%, 10/25/31		75	75
REMIC, 6.50%, 09/25/33		35	36
Bank of America Auto Trust, 1.70%, 12/15/11 (t)		852	853
Bank of America Credit Card Trust, 0.93%, 04/15/13 (i)		1,800	1,803
Bear Stearns Adjustable Rate Mortgage Trust
REMIC, 3.40%, 11/25/34 (i)		1,636	1,393
REMIC, 4.07%, 11/25/34 (i)		470	442
REMIC, 2.93%, 03/25/35 (i)		4,162	3,838
Bear Stearns Alt-A Trust REMIC, 4.54%, 09/25/35 (i)		461	349
Bear Stearns Commercial Mortgage Securities Inc.
REMIC, 5.33%, 02/11/44		300	294
Bear Stearns Structured Products Inc.
REMIC, 5.49%, 01/26/36 (i)		1,340	846
REMIC, 5.56%, 12/26/46 (i)		771	509
Chase Issuance Trust, 2.04%, 09/15/15 (i)		12,800	13,269
Citigroup Mortgage Loan Trust Inc.
REMIC, 4.70%, 12/25/35 (i)		211	193
REMIC, 0.41%, 05/25/37 (i)		1,655	1,266
Commercial Mortgage Pass-Through Certificates
REMIC, 5.31%, 12/10/46		2,100	2,049
Countrywide Alternative Loan Trust
REMIC, 0.53%, 05/25/47 (i)		908	474
Countrywide Asset-Backed Certificates
REMIC, 0.46%, 10/25/46 (i)		92	90
Countrywide Home Loan Mortgage Pass-Through Trust
REMIC, 3.51%, 11/25/34 (i)		1,110	947
REMIC, 3.21%, 02/20/35 (i)		1,884	1,731
REMIC, 5.75%, 12/25/35		11,006	9,611
REMIC, 5.25%, 02/20/36 (i)		265	193
Credit Suisse Mortgage Capital Certificates
REMIC, 5.85%, 03/15/39 (i)		200	208
REMIC, 5.70%, 09/15/40 (i)		7,800	7,406
CS First Boston Mortgage Securities Corp.
REMIC, 0.84%, 03/25/32 (i) (t)		27	23
Equity One ABS Inc., 0.91%, 11/25/32 (i)		191	161
First American Alternative Mortgage Securities
REMIC, 5.36%, 09/25/35 (i)		557	402
First Horizon Asset Securities Inc.
REMIC, 5.27%, 10/25/35 (i)		3,454	2,717
REMIC, 5.72%, 02/25/36 (i)		4,412	4,094
Ford Credit Auto Owner Trust,
2.00%, 12/15/11		380	381
GE Capital Commercial Mortgage Corp.
REMIC, 4.23%, 12/10/37		1,111	1,121
GreenPoint Mortgage Funding Trust
REMIC, 0.43%, 01/25/47 (i)		482	450
Greenwich Capital Commercial Funding Corp.
REMIC, 5.44%, 03/10/39 (e)		1,000	1,002
REMIC, 4.80%, 08/10/42 (i)		100	104
GS Mortgage Securities Corp. II, 0.44%, 03/06/20 (i) (t)		1,664	1,611
GSR Mortgage Loan Trust
REMIC, 2.94%, 09/25/35 (i)		2,479	2,326
REMIC, 5.21%, 11/25/35 (i)		1,313	1,233
Harborview Mortgage Loan Trust
REMIC, 0.57%, 05/19/35 (i)		201	119
REMIC, 2.96%, 07/19/35 (i)		935	734
HFC Home Equity Loan Asset Backed Certificates
REMIC, 0.64%, 01/20/34 (i)		1,311	1,192
HSI Asset Securitization Corp. Trust
REMIC, 0.40%, 12/25/36 (i)		112	102
IndyMac ARM Trust REMIC, 2.34%, 01/25/32 (i)		1	-
IndyMac Index Mortgage Loan Trust
REMIC, 2.73%, 01/25/36 (i)		1,006	623
REMIC, 0.44%, 11/25/46 (i)		65	64
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust
REMIC, 3.36%, 11/25/30 (i)		3	3
REMIC, 3.40%, 02/25/33 (i)		14	13
REMIC, 5.68%, 02/25/33 (i)		21	21
REMIC, 2.96%, 04/25/33 (i)		89	87
REMIC, 3.53%, 01/25/34 (i)		308	292
JPMorgan Chase & Co. Alt-A Trust
REMIC, 2.76%, 05/25/35 (i)		722	557
JPMorgan Chase Commercial Mortgage Securities Corp.
REMIC, 5.47%, 01/12/45 (i)		700	724
REMIC, 5.33%, 05/15/47		1,900	1,878
REMIC, 5.44%, 06/12/47 (e)		11,300	11,286
REMIC, 5.42%, 01/15/49		6,400	6,254
REMIC, 5.79%, 02/12/51 (i)		14,500	14,670
REMIC, 5.88%, 02/15/51 (i)		700	702
JPMorgan Mortgage Trust
REMIC, 5.02%, 02/25/35 (i)		482	482
REMIC, 5.75%, 01/25/36		532	465
Long Beach Mortgage Loan Trust
REMIC, 0.63%, 10/25/34 (i)		34	29
MASTR Asset Backed Securities Trust
REMIC, 0.40%, 01/25/37 (i)		559	194
REMIC, 0.43%, 05/25/37 (i)		335	320
Mellon Residential Funding Corp.
REMIC, 2.61%, 10/20/29 (i)		213	194
REMIC, 0.82%, 06/15/30 (i)		464	401
Merrill Lynch Mortgage Investors Inc.
REMIC, 2.47%, 05/25/33 (i)		745	754
REMIC, 0.56%, 02/25/36 (i)		449	341
Merrill Lynch/Countrywide Commercial Mortgage Trust
REMIC, 6.15%, 07/12/17 (i)		10,700	10,893
REMIC, 5.49%, 03/12/51 (i)		1,500	1,435
Mid-State Trust REMIC, 8.33%, 04/01/30		10	10
MLCC Mortgage Investors Inc.
REMIC, 1.25%, 10/25/35 (i)		209	174
REMIC, 0.60%, 11/25/35 (i)		363	314
Morgan Stanley Asset-Backed Securities Capital I
REMIC, 0.39%, 01/25/37 (i)		236	229
Morgan Stanley Capital I
REMIC, 0.41%, 10/15/20 (i) (t)		394	357
REMIC, 5.81%, 12/12/49		100	104
Morgan Stanley Re-REMIC Trust,
6.00%, 04/12/17 (e) (i) (t)		800	839
Park Place Securities Inc. REMIC, 0.66%, 10/25/34 (i)		587	567
Prime Mortgage Trust
REMIC, 0.75%, 02/25/19 (i)		12	12
REMIC, 0.75%, 02/25/34 (i)		85	77
SBI HELOC Trust REMIC, 0.52%, 08/25/36 (i) (t)		60	58
Securitized Asset Backed Receivables LLC Trust
REMIC, 0.41%, 12/25/36 (i)		355	123
Sequoia Mortgage Trust REMIC, 0.70%, 10/19/26 (i)		88	72
SLM Student Loan Trust
0.62%, 01/26/15 (i)		422	422
0.32%, 10/25/16 (i)		445	445
2.85%, 12/16/19 (f) (i) (s) (u)		1,000	1,000
1.82%, 04/25/23 (i)		11,487	11,874
REMIC, 0.31%, 10/27/14 (i)		275	275
Structured Asset Mortgage Investments Inc.
REMIC, 1.01%, 09/19/32 (i)		76	65
REMIC, 0.60%, 07/19/35 (i)		894	804
REMIC, 0.48%, 03/25/37 (i)		1,719	925
Structured Asset Securities Corp.
REMIC, 2.92%, 02/25/32 (i)		3	2
REMIC, 0.64%, 01/25/33 (i)		10	9
REMIC, 0.40%, 10/25/36 (i)		180	177
Thornburg Mortgage Securities Trust
REMIC, 0.47%, 06/25/36 (i)		2,418	2,359
REMIC, 0.46%, 12/25/36 (i)		677	652
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24		586	618
Wachovia Bank Commercial Mortgage Trust
REMIC, 0.43%, 06/15/20 (i) (t)		1,873	1,585
REMIC, 0.44%, 09/15/21 (i) (t)		6,201	5,631
Washington Mutual Mortgage Pass-Through Certificates
REMIC, 2.45%, 02/25/31 (i)		1	1
REMIC, 1.82%, 08/25/42 (i)		186	163
REMIC, 1.62%, 11/25/42 (i)		109	94
REMIC, 0.64%, 10/25/45 (i)		203	158
Wells Fargo Mortgage Backed Securities Trust
4.42%, 04/25/36 (i)		5,705	4,820
REMIC, 4.89%, 01/25/35 (i)		1,183	1,150
REMIC, 4.81%, 03/25/36 (i)		1,051	931

Total Non-U.S. Government Agency Asset-Backed Securities (cost $172,195)			171,253

CORPORATE BONDS AND NOTES - 27.1%
CONSUMER DISCRETIONARY - 0.3%
Comcast Corp.
5.88%, 02/15/18 (e)		400	445
6.45%, 03/15/37		400	433
Princeton University, 5.70%, 03/01/39		4,500	5,036
RH Donnelley Inc. Term Loan
9.25%, 10/24/14 (i) (u)		260	234
9.25%, 10/24/14 (i) (u)		33	29
9.25%, 10/24/14 (i) (u)		256	230
Target Corp., 5.13%, 01/15/13		3,000	3,273
			9,680
CONSUMER STAPLES - 0.5%
Altria Group Inc., 4.13%, 09/11/15		2,500	2,547
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18		100	109
Campbell Soup Co., 4.50%, 02/15/19 (e)		6,800	7,407
Kraft Foods Inc.
6.13%, 02/01/18		1,400	1,589
6.88%, 02/01/38		600	697
Philip Morris International Inc., 5.65%, 05/16/18 (e)		1,200	1,313
			13,662
ENERGY - 1.6%
El Paso Corp.
8.05%, 10/15/30 (e)		600	593
7.80%, 08/01/31		800	791
Gaz Capital SA, 6.21%, 11/22/16 (t)		300	303
Gazprom - White Nights, 10.50%, 03/25/14		300	349
Gazprom International SA, 7.20%, 02/01/20		128	132
Gazprom OAO, 9.63%, 03/01/13		200	222
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18		6,400	6,912
Peabody Energy Corp., 7.88%, 11/01/26		500	525
Petrobras International Finance Co.,
7.88%, 03/15/19 (e)		11,700	13,387
Petroleos Mexica, 8.00%, 05/03/19 (e)		6,500	7,735
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.84%, 09/30/27 (t)		500	517
Shell International Finance BV, 5.50%, 03/25/40 (e)		1,300	1,384
Total Capital SA, 4.45%, 06/24/20		1,000	1,021
Transocean Inc., 1.50%, 12/15/37		13,900	12,336
			46,207
FINANCIALS - 21.5%
Allstate Life Global Funding Trust, 5.38%, 04/30/13		1,900	2,083
American Express Bank FSB
3.15%, 12/09/11		2,600	2,692
5.50%, 04/16/13 (t)		2,700	2,917
6.00%, 09/13/17		300	329
American Express Centurion Bank, 6.00%, 09/13/17 (e)		300	330
American Express Co., 7.00%, 03/19/18		2,100	2,422
American General Finance Corp.
0.79%, 12/15/11 (i)		10,300	9,234
4.88%, 07/15/12		500	452
6.90%, 12/15/17		1,900	1,513
American General Financial Corp., Term Loan,
7.25%, 04/16/15 (i) (u)		1,000	976
American International Group Inc.
4.00%, 09/20/11	EUR	2,500	2,974
5.05%, 10/01/15		200	184
5.85%, 01/16/18		19,700	17,607
8.25%, 08/15/18 (e)		10,100	10,226
6.25%, 05/01/36		6,800	5,406
6.25%, 03/15/37		800	544
8.18%, 05/15/58		4,400	3,476
ANZ National International Ltd., 6.20%, 07/19/13 (t)		2,200	2,437
Banco Santander Chile SA, 1.56%, 04/20/12 (i) (t)		4,500	4,497
Bank of America Corp.
2.38%, 06/22/12		6,100	6,286
4.50%, 04/01/15 (e)		3,400	3,436
6.50%, 08/01/16		10,500	11,363
6.00%, 09/01/17		1,700	1,789
5.65%, 05/01/18		9,300	9,531
Bank of America NA
0.82%, 06/15/16 (i)		700	613
6.00%, 10/15/36		600	577
Bank of China Hong Kong Ltd.,
5.55%, 02/11/20 (e) (t)		800	796
Bank of Montreal, 2.85%, 06/09/15 (t)		1,800	1,829
Barclays Bank Plc
5.45%, 09/12/12 (e)		10,700	11,371
5.00%, 09/22/16 (e)		10,600	10,873
6.05%, 12/04/17 (t)		1,600	1,615
5.93% (callable at 100 on 12/15/16) (p) (t)		5,000	4,075
7.43% (callable at 100 beginning 12/15/17) (p) (t)		15,000	13,350
BNP Paribas, 5.19% (callable at
100 on 06/29/15) (p) (t)		4,100	3,362
Cemex 10 Capital SPV Ltd., 6.72% (callable at 100
beginning 12/31/16) (e) (p) (t)		1,000	651
Citibank NA, 1.88%, 06/04/12 (e)		400	408
Citigroup Capital XXI, 8.30%, 12/21/57 (e)		9,800	9,545
Citigroup Funding Inc.
1.88%, 10/22/12 (e)		3,000	3,063
2.25%, 12/10/12		1,800	1,853
Citigroup Inc.
2.88%, 12/09/11		7,900	8,146
2.13%, 04/30/12		5,400	5,532
1.88%, 05/07/12		2,600	2,654
5.50%, 08/27/12		1,500	1,564
5.63%, 08/27/12		1,000	1,031
5.30%, 10/17/12		600	622
5.50%, 04/11/13		13,900	14,449
5.85%, 07/02/13		400	419
5.50%, 10/15/14		10,900	11,206
6.00%, 08/15/17 (e)		2,200	2,285
8.50%, 05/22/19 (e)		1,000	1,192
6.13%, 08/25/36		1,700	1,545
Countrywide Financial Corp.,
5.13%, 02/17/11	GBP	300	455
5.80%, 06/07/12		2,300	2,419
Credit Agricole SA,
8.38% (callable at 100 beginning
10/13/19) (p) (t)		15,500	14,648
Deutsche Bank AG London, 6.00%, 09/01/17 (e)		3,000	3,309
Dexia Credit Local
1.19%, 09/23/11 (i) (t)		5,600	5,607
0.81%, 04/29/14 (e) (i) (t)		8,300	8,290
ENEL Finance International SA,
6.25%, 09/15/17 (e) (t)		4,700	5,094
Export-Import Bank of Korea
5.88%, 01/14/15		9,700	10,510
5.13%, 06/29/20		1,400	1,406
FCE Bank Plc, 7.13%, 01/16/12	EUR	4,000	4,928
Fifth Third Bancorp, 8.25%, 03/01/38		10,200	11,436
FIH Erhvervsbank A/S, 0.91%, 06/13/13 (i) (t)		31,900	31,844
Ford Motor Credit Co. LLC
7.38%, 02/01/11 (e)		2,400	2,445
7.50%, 08/01/12 (e)		200	205
7.00%, 10/01/13 (e)		500	510
General Electric Capital Corp.
3.00%, 12/09/11		10,900	11,260
2.20%, 06/08/12 (e)		6,700	6,877
2.00%, 09/28/12		3,500	3,584
2.13%, 12/21/12		1,500	1,542
2.63%, 12/28/12		2,700	2,806
0.73%, 01/08/16 (i)		100	92
5.50%, 09/15/67 (t)	EUR	6,100	6,191
6.38%, 11/15/67 (e)		3,200	2,976
GMAC Inc.
6.00%, 12/15/11		200	200
8.30%, 02/12/15 (e) (t)		1,400	1,418
8.00%, 11/01/31 (e)		10,000	9,225
Goldman Sachs Group Inc.
6.88%, 01/15/11 (e)		95	97
5.63%, 01/15/17		2,200	2,224
6.25%, 09/01/17		4,400	4,657
5.95%, 01/18/18		1,200	1,246
6.15%, 04/01/18		600	629
6.75%, 10/01/37		6,300	6,176
HSBC Holdings Plc
6.50%, 05/02/36		500	519
6.50%, 09/15/37		700	725
ING Bank NV, 1.33%, 03/30/12 (i) (s) (u)		21,700	21,770
International Lease Finance Corp.
4.95%, 02/01/11		725	714
1.06%, 08/15/11 (i)	EUR	2,800	3,120
5.55%, 09/05/12		4,200	3,948
JPMorgan Chase & Co.
0.65%, 08/15/11 (i)		100	100
6.95%, 08/10/12		3,500	3,839
6.00%, 01/15/18		1,200	1,325
7.90%, (callable at 100 beginning 04/30/18) (p)		4,200	4,329
JPMorgan Chase Bank NA, 6.00%, 10/01/17		4,100	4,465
JPMorgan Chase Capital XX, 6.55%, 09/29/36		300	287
LBG Capital No.1 Plc,
8.50%, (callable at 100 on 12/17/21) (p)		200	155
LeasePlan Corp. NV, 3.13%, 02/10/12	EUR	3,500	4,402
Lehman Brothers Holdings Inc.
3.29%, 11/24/08 (d)		4,800	936
3.26%, 12/23/08 (d)		200	39
1.52%, 04/03/09 (d)		600	117
0.71%, 11/10/09 (d)		900	176
0.54%, 11/16/09 (d)		400	78
0.39%, 05/25/10 (d)		1,100	214
0.47%, 07/18/11 (d)		1,100	214
5.63%, 01/24/13 (d)		1,600	324
6.20%, 09/26/14 (d)		1,700	336
6.88%, 05/02/18 (d)		1,000	204
Merrill Lynch & Co. Inc.
0.52%, 07/25/11 (i)		1,900	1,883
6.05%, 08/15/12		600	638
6.40%, 08/28/17		1,900	1,981
MetLife Inc., 6.40%, 12/15/36		500	440
Metropolitan Life Global Funding I,
0.93%, 07/13/11 (i) (t)		14,500	14,484
Morgan Stanley
3.25%, 12/01/11		7,900	8,185
6.60%, 04/01/12 (e)		2,500	2,653
2.93%, 05/14/13 (e) (i)		1,700	1,706
6.25%, 08/28/17		1,200	1,220
5.95%, 12/28/17		1,800	1,823
National Australia Bank Ltd., 5.35%, 06/12/13 (t)		1,900	2,058
Nationwide Building Society,
4.65%, 02/25/15 (e) (t)		3,500	3,574
Nationwide Life Global Funding I,
5.45%, 10/02/12 (t)		16,200	16,808
Northern Rock Plc, 5.63%, 06/22/17 (s) (u)		16,000	16,510
Ohio National Financial Services Inc.,
6.38%, 04/30/20 (t)		900	947
Pacific LifeCorp., 6.00%, 02/10/20 (t)		900	955
Petroleum Export Ltd., 5.27%, 06/15/11 (t)		71	71
Principal Life Income Funding Trusts,
5.30%, 04/24/13 (e)		1,700	1,838
RBS Capital Trust I, 4.71% (callable at 100
beginning 07/01/13) (p)		800	396
Resona Bank Ltd., 5.85% (callable at 100 on
04/15/16) (p) (t)		300	284
Royal Bank of Scotland Group Plc, 6.99%
(callable at 100 beginning 10/05/17) (p) (t)		2,100	1,365
Royal Bank of Scotland Plc
0.82%, 04/08/11 (i) (t)		8,100	8,087
1.45%, 10/20/11 (t)		22,900	22,943
3.00%, 12/09/11 (e) (t)		3,800	3,901
2.63%, 05/11/12 (t)		1,200	1,227
4.88%, 08/25/14 (t)		400	401
Santander U.S. Debt SA Unipersonal,
1.33%, 03/30/12 (i) (t)		13,100	12,713
SLM Corp.
5.40%, 10/25/11 (e)		5,324	5,292
5.13%, 08/27/12		500	493
3.13%, 09/17/12	EUR	2,500	2,727
8.45%, 06/15/18		3,400	3,138
5.63%, 08/01/33		800	587
Sovereign Bancorp Inc., 4.90%, 09/23/10		5,000	5,032
State Street Capital Trust III,
8.25%, (callable at 100 beginning 03/15/13) (p)		1,700	1,702
State Street Capital Trust IV, 1.54%, 06/15/37 (i)		200	143
Svenska Handelsbanken AB,
1.54%, 09/14/12 (i) (t)		17,000	17,066
Temasek Financial I Ltd., 4.30%, 10/25/19 (t)		1,800	1,869
TNK-BP Finance SA, 6.13%, 03/20/12 (t)		300	306
TransCapitalInvest Ltd., 8.70%, 08/07/18 (e) (t)		800	933
UBS AG Stamford
1.58%, 02/23/12 (i)		2,600	2,590
5.88%, 12/20/17		1,200	1,270
UBS Preferred Funding Trust V,
6.24% (callable at 100 beginning 05/15/16) (p)		10,000	8,575
USB Capital IX, 6.19% (callable at 100
beginning 04/15/11) (p)		200	144
Wachovia Corp.
0.66%, 10/15/11 (i)		3,200	3,177
5.75%, 02/01/18 (e)		4,300	4,711
Wells Fargo & Co., 7.98% (callable at
100 on 03/15/18) (p)		2,400	2,472
Westpac Banking Corp., 0.78%, 07/16/14 (i) (t)		1,000	1,005
ZFS Finance USA Trust I, 5.88%, 05/09/32 (t)		175	155
			626,450
HEALTH CARE - 0.8%
Amgen Inc., 6.15%, 06/01/18		7,300	8,635
AstraZeneca Plc
5.90%, 09/15/17		600	702
6.45%, 09/15/37 (e)		600	727
Novartis Capital Corp., 4.13%, 02/10/14		5,800	6,258
Roche Holdings Inc., 7.00%, 03/01/39 (l) (t)		3,600	4,683
UnitedHealth Group Inc., 4.88%, 02/15/13		1,600	1,719
			22,724
INDUSTRIALS - 0.2%
Union Pacific Corp., 5.70%, 08/15/18		4,000	4,481

INFORMATION TECHNOLOGY - 1.0%
Dell Inc., 4.70%, 04/15/13		3,600	3,898
International Business Machines Corp.,
5.70%, 09/14/17 (e)		13,200	15,342
Oracle Corp.
4.95%, 04/15/13		4,200	4,593
5.75%, 04/15/18		4,100	4,745
			28,578
MATERIALS - 0.2%
Corp. Nacional del Cobre de Chile
7.50%, 01/15/19 (t)		1,900	2,328
6.15%, 10/24/36 (e) (t)		200	219
Nucor Corp., 5.75%, 12/01/17 (e)		2,400	2,740
Rohm & Haas Co., 6.00%, 09/15/17 (e)		900	982
Vale Overseas Ltd.
6.25%, 01/23/17		300	327
6.88%, 11/21/36		300	313
			6,909
TELECOMMUNICATION SERVICES - 0.8%
AT&T Inc.
4.95%, 01/15/13		2,000	2,171
5.50%, 02/01/18 (e)		2,000	2,212
6.30%, 01/15/38		1,400	1,519
Qwest Corp., 7.63%, 06/15/15		800	855
Telecom Italia Capital SA, 0.91%, 07/18/11 (i)		1,900	1,872
Verizon Wireless Capital LLC
3.06%, 05/20/11 (e) (i)		4,900	5,009
5.25%, 02/01/12		9,900	10,494
			24,132
UTILITIES - 0.2%
Electricite de France SA
5.50%, 01/26/14 (t)		1,600	1,768
6.50%, 01/26/19 (t)		1,600	1,862
6.95%, 01/26/39 (t)		1,600	1,928
Virginia Electric & Power Co., 6.35%, 11/30/37		200	232
			5,790

Total Corporate Bonds and Notes (cost $769,768)			788,613

GOVERNMENT AND AGENCY OBLIGATIONS - 50.7%
GOVERNMENT SECURITIES - 29.6%
Municipals - 2.6%
Bay Area Toll Authority, Toll Bridge Revenue, RB,
Series S1, 7.04%, 04/01/50		3,400	3,433
Buckeye Tobacco Settlement Financing Authority
(insured by AMBAC Assurance Corp.),
5.88%, 06/01/30		1,000	783
California Infrastructure & Economic Development
Bank, 6.49%, 05/15/49		1,000	1,064
California State University, 6.43%, 11/01/30		1,400	1,477
Calleguas - Las Virgenes Public Financing Authority,
5.94%, 07/01/40		1,100	1,155
Chicago Transit Authority
6.30%, 12/01/21		100	108
6.30%, 12/01/21		200	216
6.20%, 12/01/40		1,000	1,035
6.90%, 12/01/40		2,100	2,333
6.90%, 12/01/40		2,000	2,222
City of North Las Vegas Nevada, Ad Valorem
Property Tax, GO, 6.57%, 06/01/40		9,200	9,409
County of Clark NV, 6.82%, 07/01/45		1,600	1,787
Golden State Tobacco Securitization Corp.,
5.75%, 06/01/47		6,900	4,908
Illinois Municipal Electric Agency,
6.83%, 02/01/35		1,800	1,975
Los Angeles Unified School District,
6.76%, 07/01/34		3,100	3,398
Los Angeles Unified School District Municipal
Bond - Series A-1 (insured by AGM Financial
Services Inc.), 4.50%, 07/01/22		3,600	3,658
Los Angeles Unified School District Municipal Bond
(insured by National Public Finance Guarantee
Corp), 4.50%, 01/01/28		6,300	5,964
New Jersey State Turnpike Authority,
7.41%, 01/01/40		7,800	9,501
North Carolina Turnpike Authority Series B, 6.70%, 01/01/1939		2,000	2,144
Pennsylvania Economic Development Financing
Authority, 6.53%, 06/15/39		1,900	1,976
San Diego Tobacco Settlement Revenue Funding
Corp., 7.13%, 06/01/32		815	636
State of California, 7.95%, 03/01/36		600	630
State of California Various Purpose Bond
7.50%, 04/01/34		600	640
5.65%, 04/01/39		600	629
7.55%, 04/01/39		600	644
State of Illinois
4.07%, 01/01/14		2,400	2,365
6.90%, 03/01/35		1,000	966
6.73%, 04/01/35		900	855
State of Iowa, 6.75%, 06/01/34		4,100	4,405
State of Texas, 4.75%, 04/01/35		500	504
Tobacco Settlement Authority of Iowa,
6.50%, 06/01/23		225	193
Tobacco Settlement Authority of West Virgina,
7.47%, 06/01/47		1,705	1,268
Washington State Municipal Bond (insured by
National Public Finance Guarantee Corp),
0.00%, 12/01/20 (j)		1,400	939
			73,220
Sovereign - 0.8%
Brazil Notas do Tesouro Nacional Series F,
10.00%, 01/01/17	BRL	2,600	1,301
Canadian Government Bond
2.00%, 12/01/14	CAD	5,500	5,112
4.50%, 06/01/15	CAD	700	724
Export-Import Bank of China, 4.88%, 07/21/15 (t)		200	216
Fortis Bank Nederland Holding, 3.00%, 04/17/12	EUR	500	627
Republic of Korea, 4.38%, 08/10/15		7,200	7,341
Societe Financement de l’Economie Francaise
2.13%, 05/20/12	EUR	300	374
0.73%, 07/16/12 (i) (t)		2,000	2,008
3.38%, 05/05/14 (t)		4,200	4,387
South Africa Government International Bond,
5.88%, 05/30/22		100	106
United Mexican States, 6.05%, 01/11/40		1,500	1,582
			23,778
Treasury Inflation Index Securities - 1.6%
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/25 (r)		5,667	6,287
2.00%, 01/15/26 (r)		8,677	9,176
2.38%, 01/15/27 (e) (r)		8,757	9,701
1.75%, 01/15/38 (r)		21,333	21,640
			46,804
U.S. Treasury Securities - 24.6%
U.S. Treasury Bond
8.75%, 05/15/20		6,200	9,266
5.38%, 02/15/31		400	492
4.38%, 02/15/38		2,400	2,595
3.50%, 02/15/39		300	279
4.25%, 05/15/39		8,100	8,564
4.38%, 11/15/39 (m)		12,700	13,710
4.63%, 02/15/40 (m)		20,300	22,818
4.38%, 05/15/40		14,100	15,250
U.S. Treasury Note
0.75%, 05/31/12 (e)		9,590	9,618
0.63%, 06/30/12		68,700	68,705
1.38%, 03/15/13		8,200	8,306
1.38%, 05/15/13 (e)		30,700	31,074
1.13%, 06/15/13 (e)		48,700	48,894
2.25%, 01/31/15		100	102
2.38%, 02/28/15		200	206
2.50%, 04/30/15 (e)		8,100	8,388
2.13%, 05/31/15		17,900	18,208
3.13%, 04/30/17		44,500	46,516
2.75%, 05/31/17 (m)		74,300	75,867
2.50%, 06/30/17		80,700	81,053
2.75%, 02/15/19		11,300	11,258
3.63%, 08/15/19 (e)		28,200	29,819
3.38%, 11/15/19		20,400	21,128
3.63%, 02/15/20 (e) (m)		59,900	63,288
3.50%, 05/15/20 (e) (m)		115,900	121,296
			716,700

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 21.1%
Federal Home Loan Mortgage Corp. - 4.7%
Federal Home Loan Mortgage Corp.
1.13%, 06/01/11		7,100	7,144
1.13%, 07/27/12 (e)		14,900	15,005
4.13%, 12/21/12		100	108
6.00%, 03/01/16		14	15
6.00%, 03/01/16		11	12
6.00%, 03/01/16		4	5
6.00%, 08/01/16		15	16
4.50%, 03/25/18, TBA (g)		26,000	26,947
6.00%, 08/01/26		2,010	2,204
2.81%, 07/01/27 (i)		1	1
6.00%, 09/01/27		4,682	5,112
6.00%, 08/16/30, TBA (g)		39,000	42,205
7.50%, 03/01/32 (f)		181	181
5.50%, 07/01/35, TBA (g)		3,000	3,219
5.50%, 08/01/35, TBA (g)		16,000	17,118
5.50%, 12/01/36		485	521
6.00%, 04/01/38		122	135
6.00%, 04/01/38		244	268
6.00%, 04/01/38		38	41
6.00%, 04/01/38		40	44
6.00%, 04/01/38		472	513
5.50%, 03/01/39		51	54
5.50%, 05/01/39		947	1,017
REMIC, 0.50%, 07/15/19 (i)		1,192	1,188
REMIC, 0.50%, 08/15/19		2,759	2,748
REMIC, 7.00%, 05/15/23		288	329
REMIC, 0.80%, 11/15/30 (i)		5	5
REMIC, 4.50%, 03/15/34		8,209	8,159
REMIC, 0.39%, 12/25/36 (i)		1,807	1,796
REMIC, 1.62%, 02/25/45 (i)		96	97
			136,207
Federal National Mortgage Association - 15.6%
Federal National Mortgage Association
1.13%, 07/30/12 (e)		5,500	5,536
1.75%, 05/07/13 (e)		14,500	14,765
6.00%, 05/01/16		41	45
6.00%, 11/01/16		32	35
6.00%, 11/01/16		15	17
6.00%, 02/01/17		2	2
6.00%, 02/01/17		11	12
6.00%, 03/01/17		15	16
6.00%, 03/01/17		26	29
6.00%, 04/01/17		9	10
6.00%, 04/01/17		2	3
6.00%, 04/01/17		33	36
6.00%, 05/01/17		8	9
6.00%, 05/01/17		5	5
6.00%, 10/01/17		39	43
5.50%, 08/01/20, TBA (g)		3,000	3,232
5.50%, 04/01/22		91	99
5.50%, 05/01/22		80	87
5.50%, 06/01/22		35	38
5.50%, 03/01/23		96	103
5.50%, 07/01/23		234	254
6.00%, 12/01/26		4,231	4,627
6.00%, 02/01/27		2,319	2,536
6.00%, 06/01/27		3,032	3,309
6.00%, 08/01/27		4,033	4,401
6.00%, 09/01/27		4,560	4,977
6.00%, 10/01/27		4,528	4,941
6.00%, 11/01/27		9,024	9,847
6.50%, 07/01/29		1	1
6.50%, 12/01/29		1	1
5.50%, 11/01/32		341	368
5.50%, 11/01/32		316	341
5.50%, 11/01/32		387	418
5.50%, 11/01/32		44	48
6.00%, 01/01/33		1,049	1,147
6.00%, 03/01/33		28	31
5.50%, 10/01/33		12	13
5.50%, 11/01/33		146	158
5.50%, 11/01/33		8	8
5.50%, 11/01/33		13	15
5.50%, 11/01/33		290	312
5.50%, 12/01/33		110	118
5.50%, 12/01/33		247	266
5.50%, 02/01/34		176	189
5.50%, 02/01/34		479	516
5.50%, 02/01/34		196	211
5.50%, 03/01/34		193	208
5.50%, 03/01/34		1,147	1,240
5.50%, 03/01/34		298	321
5.50%, 04/01/34		199	214
5.50%, 04/01/34		3,199	3,447
5.50%, 04/01/34		12	13
5.50%, 05/01/34		736	794
5.50%, 06/01/34		1,255	1,352
5.50%, 11/01/34		714	768
6.00%, 12/01/34		3	4
2.69%, 01/01/35 (i)		1,982	2,038
6.00%, 07/01/35		179	195
6.00%, 09/01/35		34	37
6.00%, 03/01/36		1,033	1,124
6.00%, 05/01/36		958	1,043
5.50%, 06/01/36, TBA (g)		7,000	7,514
6.00%, 06/01/36		852	927
6.00%, 07/01/36		38	41
6.50%, 07/01/36, TBA (g)		5,000	5,476
4.50%, 08/01/36, TBA (g)		19,000	19,620
6.00%, 08/01/36		415	452
6.00%, 08/01/36		389	424
6.00%, 08/01/36		57	62
6.00%, 08/01/36		326	355
6.00%, 08/01/36		84	91
6.00%, 08/01/36		932	1,015
6.00%, 08/13/36, TBA (g)		114,000	123,316
5.50%, 08/15/36, TBA (g)		4,000	4,280
4.50%, 09/01/36		32,000	32,935
5.50%, 09/01/36		3,003	3,238
6.00%, 09/01/36		238	259
6.00%, 09/01/36		2,929	3,188
6.00%, 09/01/36		1,093	1,190
6.00%, 09/01/36		350	381
6.00%, 09/01/36		670	730
6.50%, 09/01/36		16	18
5.50%, 10/01/36		539	580
6.00%, 10/01/36		525	571
6.00%, 10/01/36		9,448	10,283
5.50%, 12/01/36		1,865	2,005
5.50%, 12/01/36		42	45
6.00%, 12/01/36		429	467
5.50%, 01/01/37		1,759	1,891
6.00%, 01/01/37		72	79
5.50%, 02/01/37		9,109	9,792
6.00%, 02/01/37		19	21
6.00%, 02/01/37		625	680
6.50%, 02/01/37		105	115
6.50%, 02/01/37		175	192
6.00%, 03/01/37		218	237
5.50%, 04/01/37		502	542
6.00%, 04/01/37		132	144
6.00%, 04/01/37		16	17
6.00%, 04/01/37		322	350
6.00%, 05/01/37		58	64
6.00%, 06/01/37		592	643
6.00%, 06/01/37		2,672	2,904
6.00%, 06/01/37		2,076	2,256
6.00%, 07/01/37		188	204
6.00%, 07/01/37		2,559	2,780
6.00%, 07/01/37		28	30
6.00%, 08/01/37		664	721
6.00%, 08/01/37		512	557
6.00%, 08/01/37		85	92
6.00%, 08/01/37		122	132
6.00%, 08/01/37		187	203
6.00%, 08/01/37		9,892	10,747
6.00%, 08/01/37		435	472
6.00%, 08/01/37		583	634
6.00%, 08/01/37		145	158
6.00%, 08/01/37		148	161
6.00%, 08/01/37		238	259
6.00%, 09/01/37		554	602
6.00%, 09/01/37		468	509
6.00%, 09/01/37		458	498
6.00%, 09/01/37		90	97
6.00%, 09/01/37		454	493
6.00%, 09/01/37		1,146	1,245
6.00%, 09/01/37		85	92
6.00%, 09/01/37		262	285
6.00%, 10/01/37		173	188
6.00%, 10/01/37		380	413
6.00%, 10/01/37		97	105
6.00%, 10/01/37		562	610
6.00%, 10/01/37		557	605
6.00%, 10/01/37		320	348
6.00%, 10/01/37		690	750
6.00%, 10/01/37		65	71
6.00%, 10/01/37		37	40
6.00%, 10/01/37		367	399
6.00%, 10/01/37		3,132	3,402
6.50%, 10/01/37		33	37
6.00%, 11/01/37		301	327
6.00%, 11/01/37		181	197
6.00%, 11/01/37		499	542
6.00%, 11/01/37		4,214	4,579
6.00%, 11/01/37		768	834
6.00%, 11/01/37		35	38
6.00%, 12/01/37		317	345
6.00%, 12/01/37		114	124
6.00%, 12/01/37		316	343
6.00%, 01/01/38		475	516
6.00%, 01/01/38		80	87
6.00%, 01/01/38		446	484
6.00%, 01/01/38		1,544	1,676
6.00%, 01/01/38		586	637
6.00%, 01/01/38		4,606	5,004
6.00%, 01/01/38		53	58
6.00%, 02/01/38		207	225
5.50%, 03/01/38, TBA (g)		4,000	4,299
6.00%, 03/01/38		1,745	1,896
6.00%, 03/01/38		3,351	3,640
6.50%, 03/01/38		42	46
6.00%, 04/01/38		608	660
6.00%, 05/01/38		1,544	1,677
6.00%, 05/01/38		882	958
6.00%, 05/01/38		7,934	8,620
6.00%, 05/01/38		682	740
6.00%, 05/01/38		59	64
6.00%, 06/01/38		1,589	1,726
6.00%, 06/01/38		2,097	2,277
6.00%, 07/01/38		809	879
5.50%, 08/01/38		968	1,041
6.00%, 08/01/38		835	906
6.00%, 08/01/38		29	32
6.00%, 08/01/38		793	861
6.00%, 09/01/38		1,864	2,024
6.00%, 09/01/38		721	783
6.00%, 09/01/38		81	88
6.00%, 09/01/38		276	300
6.00%, 09/01/38		23	25
6.00%, 10/01/38		369	401
6.00%, 10/01/38		373	405
6.00%, 10/01/38		435	472
6.00%, 10/01/38		1,914	2,080
5.50%, 10/14/38 (m)		22,638	24,359
6.00%, 11/01/38		494	537
6.00%, 11/01/38		571	620
6.00%, 11/01/38		407	441
6.00%, 12/01/38		601	652
6.00%, 01/01/39		375	409
6.00%, 03/01/39		61	66
6.00%, 06/01/39		39	42
4.00%, 07/01/39, TBA (g)		20,000	20,253
6.00%, 08/01/39		74	80
1.81%, 09/01/40 (i)		10	10
1.62%, 06/01/43 (i)		595	599
REMIC, 5.00%, 02/25/17		119	122
REMIC, 5.00%, 04/25/33		495	541
REMIC, 2.84%, 05/25/35 (i)		155	161
REMIC, 0.80%, 09/25/35 (i)		4,428	4,371
REMIC, 0.66%, 04/25/37 (i)		2,284	2,268
REMIC, 0.41%, 07/25/37 (i)		1,751	1,596
REMIC, 6.50%, 12/25/42		76	83
REMIC, 0.70%, 03/25/44 (i)		573	541
			453,969
Government National Mortgage Association - 0.0%
Government National Mortgage Association
4.38%, 05/20/26 (i)		69	71
3.38%, 02/20/27 (i)		6	6
4.38%, 04/20/30 (i)		8	8
4.38%, 05/20/30 (i)		7	7
2.75%, 02/20/32 (i)		71	73
3.00%, 02/20/32 (i)		47	48
6.00%, 07/01/35, TBA (g)		1,000	1,090
			1,303
Small Business Administration Participation Certificates - 0.8%
Small Business Administration Participation Certificates
7.45%, 08/01/10		3	3
6.29%, 01/01/21		28	30
5.13%, 09/01/23		52	56
5.52%, 06/01/24		1,097	1,180
5.29%, 12/01/27		937	1,026
5.16%, 02/01/28		10,414	11,200
5.49%, 03/01/28		9,980	10,886
			24,381

Total Government and Agency Obligations (cost $1,439,762)			1,476,362

SHORT TERM INVESTMENTS - 37.3%
Certificates of Deposit - 0.5%
Intesa Sanpaolo SpA, 2.38%, 12/21/12		15,200	15,070

Federal Home Loan Bank - 3.1%
Federal Home Loan Bank
0.19%, 07/16/10		34,300	34,298
0.19%, 07/16/10		7,000	7,000
0.19%, 07/23/10		8,000	7,999
0.19%, 08/04/10		3,600	3,599
0.20%, 08/06/10		8,000	7,999
0.19%, 08/11/10		2,200	2,200
0.20%, 08/11/10		1,000	1,000
0.24%, 08/20/10		10,000	9,999
0.20%, 09/01/10		1,100	1,100
0.20%, 09/03/10		14,000	13,998
			89,192
Federal Home Loan Mortgage Corp. - 10.6%
Federal Home Loan Mortgage Corp.
0.19%, 07/09/10 (e)		3,053	3,053
0.18%, 07/12/10		8,000	8,000
0.19%, 07/19/10		6,000	6,000
0.21%, 07/23/10		15,400	15,399
0.20%, 08/02/10		17,100	17,097
0.23%, 08/03/10		33,000	32,995
0.21%, 08/05/10		800	800
0.19%, 08/09/10		2,500	2,500
0.19%, 08/09/10		36,300	36,295
0.19%, 08/11/10		8,800	8,799
0.19%, 08/18/10		2,400	2,400
0.27%, 09/02/10		2,900	2,899
0.24%, 09/08/10		8,200	8,198
0.24%, 09/21/10		14,900	14,897
0.23%, 10/05/10 (e)		7,000	6,997
0.24%, 10/06/10		1,225	1,225
0.25%, 10/06/10		9,000	8,996
0.25%, 10/15/10		25,500	25,489
0.26%, 10/20/10		40,621	40,602
0.27%, 10/25/10		40,679	40,659
0.26%, 10/27/10		25,700	25,687
			308,987
Federal National Mortgage Association - 10.5%
Federal National Mortgage Association
0.20%, 07/14/10		50,100	50,097
0.19%, 07/21/10		3,000	3,000
0.20%, 08/02/10		4,600	4,599
0.19%, 08/04/10		6,400	6,399
0.20%, 08/04/10		97,200	97,185
0.19%, 08/11/10		1,800	1,800
0.19%, 08/11/10		2,900	2,900
0.20%, 08/11/10		13,100	13,098
0.20%, 08/18/10		74,300	74,290
0.19%, 08/25/10		7,550	7,549
0.20%, 09/01/10		2,229	2,229
0.23%, 09/15/10		9,000	8,998
0.23%, 09/20/10		9,000	8,998
0.25%, 09/20/10		4,000	3,999
0.25%, 10/15/10		13,000	12,994
0.25%, 10/25/10		8,300	8,296
			306,431
Mutual Funds - 0.3%
JNL Money Market Fund, 0.06% (a) (h)		6,693	6,693

Securities Lending Collateral - 12.2%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		355,404	355,404

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill
0.35%, 07/15/10 (m)		$204	204
0.09%, 07/22/10 (m)		3,602	3,602
			3,806

Total Short Term Investments (cost $1,085,601)			1,085,583

Total Investments - 121.2% (cost $3,472,531)			3,526,349
Total Forward Sales Commitments - (0.5%)(proceeds $14,128)			(14,099)
Other Assets and Liabilities, Net - (20.7%)			(601,623)
Total Net Assets - 100%			$2,910,627

Forward Sales Commitments - 0.5%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association,
6.00%, 07/14/36 TBA (g)		$13,000	$14,099

Total Forward Sales Commitments - 0.5% (proceeds $14,128)			$14,099

JNL/PPM America High Yield Bond Fund
COMMON STOCKS - 1.6%
CONSUMER DISCRETIONARY - 0.5%
DISH Network Corp.	150	$2,722
Home Interior Gift Inc. (c) (f) (s) (u)	429	161
		2,883
CONSUMER STAPLES - 0.3%
B&G Foods Inc.	200	2,156

ENERGY - 0.2%
Chesapeake Energy Corp.	14	300
Inergy LP	30	1,187
		1,487
HEALTH CARE - 0.3%
DaVita Inc. (c)	25	1,561

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f) (s) (u)	3	6

TELECOMMUNICATION SERVICES - 0.3%
Manitoba Telecom Services Inc. (s) (u)	1	13
Windstream Corp.	200	2,112
		2,125

Total Common Stocks (cost $9,922)		10,218

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Federal Home Loan Mortgage Corp., 8.38%,
Series Z (callable at 25 on 12/31/12) (d) (p)	50	17
Federal National Mortgage Association, 8.25%,
Series S (callable at 25 on 12/31/10) (d) (p)	19	6
Federal National Mortgage Association, 8.25%,
Series T (callable at 25 on 05/20/13) (d) (p)	40	14
GMAC Inc., 7.00% (callable at 1,000 beginning
12/31/11) (p) (t)	1	788
Wells Fargo Capital XII, 7.88% (callable at 25
beginning 03/15/13)	18	462

Total Preferred Stocks (cost $3,562)		1,287

INVESTMENT FUNDS - 0.7%
Invesco Van Kampen Senior Income Trust	400	1,756
Pimco Floating Rate Strategy Fund	267	2,640

Total Investment Funds (cost $3,074)		4,396

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.0%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$1,602	1,759
American Airlines Pass-Through Trust,
10.38%, 07/02/19 (e)	1,380	1,532
Banc of America Commercial Mortgage Inc.
REMIC, 5.68%, 07/10/46	1,305	1,125
REMIC, 5.48%, 01/15/49 (i)	3,000	2,350
Bear Stearns Commercial Mortgage Securities Inc.
REMIC, 5.76%, 09/11/38 (i)	1,000	790
Citigroup Commercial Mortgage Trust
REMIC, 5.70%, 06/10/17 (i)	1,905	1,627
REMIC, 5.92%, 03/15/49 (i)	2,000	1,788
Citigroup/Deutsche Bank Commercial Mortgage Trust
REMIC, 5.69%, 10/15/48	1,000	741
Credit Suisse Mortgage Capital Certificates
REMIC, 5.73%, 02/15/39 (i)	1,085	983
REMIC, 5.73%, 02/15/39 (i)	550	441
REMIC, 5.91%, 06/15/39 (i)	1,000	698
REMIC, 5.34%, 12/15/39	112	88
REMIC, 6.32%, 09/15/40 (i)	2,000	824
CW Capital Cobalt Ltd.
REMIC, 6.02%, 07/15/17 (i)	1,000	528
REMIC, 5.29%, 08/15/48	4,000	1,993
Delta Air Lines Inc. Pass-Through Trust,
7.75%, 12/17/19 (e)	1,628	1,758
JPMorgan Chase & Co. Commercial Mortgage
Securities Inc. REMIC, 5.94%, 02/12/49 (i)	1,387	1,119
JPMorgan Chase Commercial Mortgage Securities Corp.
REMIC, 6.26%, 08/15/17 (i)	3,684	3,030
REMIC, 6.06%, 04/15/45 (i)	4,000	2,951
REMIC, 5.50%, 06/12/47 (i)	2,000	1,174
REMIC, 5.92%, 06/11/50 (i)	359	310
Merrill Lynch/Countrywide Commercial Mortgage Trust
REMIC, 6.11%, 06/12/46 (i)	515	474
Morgan Stanley Capital I REMIC, 5.94%, 10/15/42 (i)	150	131
Sigma Finance, Inc. (d) (f) (u)	746	32
United Air Lines Inc., 10.40%, 11/01/16 (e)	3,774	4,057

Total Non-U.S. Government Agency Asset-Backed Securities (cost $30,368)		32,303

CORPORATE BONDS AND NOTES - 86.4%
CONSUMER DISCRETIONARY - 22.7%
Allbritton Communication Co., 8.00%, 05/15/18 (e) (t)	2,929	2,900
American Axle & Manufacturing Holdings Inc.,
9.25%, 01/15/17 (t)	2,400	2,472
Ameristar Casinos Inc., 9.25%, 06/01/14 (e)	1,231	1,289
ArvinMeritor Inc., 10.63%, 03/15/18 (e)	2,500	2,650
Beazer Homes USA Inc.
6.50%, 11/15/13	314	290
6.88%, 07/15/15	3,000	2,632
9.13%, 06/15/18	1,714	1,585
Belo Corp.
8.00%, 11/15/16	393	404
7.25%, 09/15/27 (e)	3,000	2,520
Cablevision Systems Corp.
8.63%, 09/15/17 (t)	1,000	1,020
7.75%, 04/15/18	512	512
8.00%, 04/15/20 (e)	313	317
CCH II LLC, 13.50%, 11/30/16 (e)	1,467	1,709
CCO Holdings LLC
7.88%, 04/30/18 (e) (t)	2,105	2,116
8.13%, 04/30/20 (t)	1,000	1,022
Cequel Communications Holdings I LLC,
8.63%, 11/15/17 (e) (t)	4,433	4,416
Clear Channel Communications Inc.,
6.25%, 03/15/11 (e)	1,000	962
Cooper-Standard Automotive Inc.,
8.50%, 05/01/18 (t)	820	826
DISH DBS Corp., 7.88%, 09/01/19 (e)	1,538	1,600
Dollar General Corp., 11.88%, 07/15/17	1,373	1,560
Easton-Bell Sports Inc., 9.75%, 12/01/16 (t)	1,400	1,449
Ford Motor Co., 7.45%, 07/16/31 (e)	4,000	3,610
Goodyear Tire & Rubber Co., 10.50%, 05/15/16 (e)	2,000	2,175
Hanesbrands Inc., 8.00%, 12/15/16	370	375
Harrah’s Operating Co. Inc.
5.38%, 12/15/13	4,500	4,095
10.75%, 02/01/16	1,000	798
11.25%, 06/01/17 (e)	1,291	1,359
10.00%, 12/15/18 (e)	2,000	1,640
Hertz Corp., 10.50%, 01/01/16	1,500	1,556
Insight Communications Co. Inc., 9.38%, 07/15/18 (t)	1,333	1,333
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,182
J.C. Penney Co. Inc.
6.88%, 10/15/15 (e)	1,000	1,062
5.65%, 06/01/20	2,488	2,432
6.38%, 10/15/36	511	483
Jarden Corp.
7.50%, 05/01/17	1,000	980
7.50%, 01/15/20	511	500
JohnsonDiversey Inc., 8.25%, 11/15/19 (t)	767	790
Lear Corp.
7.88%, 03/15/18 (e)	1,591	1,595
8.13%, 03/15/20	955	957
Lennar Corp., 12.25%, 06/01/17	2,000	2,280
Levi Strauss & Co.
8.88%, 04/01/16	2,000	2,070
7.63%, 05/15/20 (e) (t)	1,812	1,776
Libbey Glass Inc., 10.00%, 02/15/15 (t)	577	597
Live Nation Entertainment Inc., 8.13%, 05/15/18 (t)	574	557
Macy’s Retail Holdings Inc.
6.63%, 04/01/11	500	511
5.90%, 12/01/16	1,000	1,002
6.65%, 07/15/24	500	480
6.90%, 01/15/32	1,000	950
6.70%, 07/15/34	1,000	948
6.38%, 03/15/37	1,000	940
McClatchy Co., 11.50%, 02/15/17 (e) (t)	3,000	3,045
MCE Finance Ltd., 10.25%, 05/15/18 (e) (t)	3,000	3,116
MDC Partners Inc., 11.00%, 11/01/16 (t)	4,279	4,557
Meritage Homes Corp., 6.25%, 03/15/15	2,000	1,890
MGM Mirage Inc.
6.75%, 04/01/13	2,600	2,320
7.63%, 01/15/17 (e)	925	724
11.13%, 11/15/17	810	893
11.38%, 03/01/18 (e) (t)	2,000	1,880
9.00%, 03/15/20 (e) (t)	329	338
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	4,205	4,279
Newsday Secured, Term Loan,
9.75%, 12/31/49 (i) (s) (u)	808	844
Nielsen Finance LLC, 12.50%, 08/01/16 (k)	2,000	1,905
Phillips-Van Heusen Corp., 7.38%, 05/15/20	320	323
Pinnacle Entertainment Inc., 8.75%, 05/15/20 (t)	3,424	3,171
QVC Inc., 7.50%, 10/01/19 (t)	2,649	2,603
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	1,500	1,466
Sally Holdings LLC, 10.50%, 11/15/16	1,500	1,605
Scientific Games International Inc.,
9.25%, 06/15/19 (e)	2,167	2,216
ServiceMaster Co., 10.75%, 07/15/15 (e) (t)	3,000	3,105
Sheraton Holding Corp., 7.38%, 11/15/15	1,000	1,055
Shingle Springs Tribal Gaming Authority,
9.38%, 06/15/15 (t)	4,000	3,170
Sinclair Television Group Inc., 8.00%, 03/15/12 (e)	1,000	976
Sirius XM Radio Inc.
8.75%, 04/01/15 (e) (t)	3,000	2,955
9.75%, 09/01/15 (t)	1,000	1,062
Standard Pacific Corp.
7.00%, 08/15/15	2,000	1,850
8.38%, 05/15/18	983	934
Station Casinos Inc.
6.00%, 04/01/12 (d)	90	5
6.50%, 02/01/14 (d)	1,000	8
6.88%, 03/01/16 (d)	2,175	2
7.75%, 08/15/16 (d)	690	44
6.63%, 03/15/18 (d)	50	-
Sun Media Corp., 7.63%, 02/15/13	967	967
Ticketmaster Entertainment Inc., 10.75%, 08/01/16	1,125	1,212
TL Acquisition Corp., 10.50%, 01/15/15 (t)	3,000	2,790
TRW Automotive Inc.
7.00%, 03/15/14 (e) (t)	1,500	1,485
8.88%, 12/01/17 (e) (t)	2,000	2,060
Univision Communications Inc., 9.75%, 03/15/15 (t)	2,216	1,844
UPC Holding BV, 9.88%, 04/15/18 (t)	1,573	1,581
Videotron Ltee
6.38%, 12/15/15	1,000	990
9.13%, 04/15/18	175	190
Virgin Media Inc., 6.50%, 11/15/16	1,000	1,171
WMG Acquisition Corp., 9.50%, 06/15/16 (e)	322	343
WMG Holdings Corp., 9.50%, 12/15/14 (e) (k)	1,000	995
Wynn Las Vegas LLC, 7.88%, 05/01/20 (e) (t)	2,000	2,010
Yonkers Racing Corp, 11.38%, 07/15/16 (t)	1,329	1,424
		147,687
CONSUMER STAPLES - 3.7%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,341
ARAMARK Corp.
3.84%, 02/01/15 (i)	220	202
8.50%, 02/01/15 (e)	1,900	1,919
Constellation Brands Inc., 7.25%, 05/15/17	1,000	1,014
Del Monte Food Corp., 7.50%, 10/15/19 (t)	833	852
Dole Food Co. Inc., 8.00%, 10/01/16 (t)	345	346
Michael Foods Inc., 9.75%, 07/15/18 (t)	900	925
New Albertson’s Inc.
7.75%, 06/15/26	1,000	830
8.00%, 05/01/31	1,000	865
Rite Aid Corp.
9.50%, 06/15/17	1,000	792
10.25%, 10/15/19 (e)	2,000	1,992
Smithfields Foods Inc., 10.00%, 07/15/14 (e) (t)	1,605	1,778
Spectrum Brands Inc., 9.50%, 06/15/18 (t)	2,070	2,135
SUPERVALU Inc., 8.00%, 05/01/16 (e)	510	505
Tops Market LLC, 10.13%, 10/15/15 (t)	1,846	1,901
Toys R Us Property Co. I LLC, 10.75%, 07/15/17 (t)	3,000	3,278
Tyson Foods Inc., 10.50%, 03/01/14 (e)	929	1,082
Yankee Acquisition Corp.
8.50%, 02/15/15 (e)	2,000	2,022
9.75%, 02/15/17	250	254
		24,033
ENERGY - 11.1%
Aquilex Holdings LLC, 11.13%, 12/15/16 (t)	3,225	3,225
Chesapeake Energy Corp.
7.00%, 08/15/14	800	813
9.50%, 02/15/15 (e)	469	518
6.63%, 01/15/16	50	51
6.25%, 01/15/18	1,435	1,449
Cie Generale de Geophysique-Veritas,
9.50%, 05/15/16 (e)	1,500	1,522
Cloud Peak Energy Resources LLC,
8.50%, 12/15/19 (t)	3,582	3,564
Consol Energy Inc.
8.00%, 04/01/17 (t)	718	741
8.25%, 04/01/20 (t)	1,191	1,242
Denbury Resources Inc., 9.75%, 03/01/16	1,251	1,351
El Paso Corp.
8.25%, 02/15/16	320	335
7.80%, 08/01/31	2,460	2,431
7.75%, 01/15/32	1,430	1,413
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 04/01/20	7,000	7,149
Enterprise Products Operating LLC
8.38%, 08/01/16 (e)	860	859
7.03%, 01/15/68	3,700	3,404
Gibson Energy ULC, 10.00%, 01/15/18	2,900	2,755
Hilcorp Energy Co., 8.00%, 02/15/20 (t)	2,000	1,975
Holly Corp., 9.88%, 06/15/17 (t)	1,000	1,028
Hornbeck Offshore Services Inc., 8.00%, 09/01/17	3,000	2,670
Linn Energy LLC, 8.63%, 04/15/20 (t)	2,811	2,878
MarkWest Energy Partners LP, 6.88%, 11/01/14	207	199
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., 8.75%, 04/15/18	1,517	1,532
Newfield Exploration Co., 6.88%, 02/01/20 (e)	3,430	3,327
Overseas Shipholding Group Inc., 7.50%, 02/15/24	3,000	2,580
PetroHawk Energy Corp.
9.13%, 07/15/13	1,040	1,084
10.50%, 08/01/14 (e)	198	213
7.88%, 06/01/15 (e)	1,000	1,002
Pride International Inc., 7.38%, 07/15/14	2,000	1,992
Quicksilver Resources Inc.
11.75%, 01/01/16	1,944	2,143
7.13%, 04/01/16	728	672
Range Resources Corp.
7.50%, 05/15/16	2,000	2,018
7.25%, 05/01/18	294	293
SandRidge Energy Inc., 8.75%, 01/15/20 (e) (t)	1,275	1,211
Stone Energy Corp., 8.63%, 02/01/17	2,658	2,392
Targa Resources Partners LP, 8.25%, 07/01/16	1,000	982
Teekay Corp.
6.50%, 06/01/17 (e)	2,000	1,830
9.75%, 06/01/19 (e)	378	392
8.50%, 01/15/20	459	457
Texas Competitive Electric Holdings Co. LLC,
Term Loan B, 3.85%, 06/30/11 (i) (s) (u)	3,939	2,908
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/01/15	2,000	1,320
Valero Energy Corp., 9.38%, 03/15/19 (e)	1,767	2,140
		72,060
FINANCIALS - 15.5%
American General Finance Corp.
6.50%, 09/15/17	1,000	780
6.90%, 12/15/17	5,000	3,981
American General Financial Corp., Term Loan,
7.25%, 04/16/15 (i) (s) (u)	2,444	2,385
BAC Capital Trust VI, 5.63%, 03/08/35 (e)	4,000	3,370
Bank of America Corp., 8.00% (callable at 100
on 01/30/18) (p)	1,500	1,449
Capital One Capital VI, 8.88%, 05/15/40	3,852	4,011
Cemex Finance LLC, 9.50%, 12/14/16 (t)	6,417	6,192
CEVA Group Plc, 11.63%, 10/01/16 (t)	1,500	1,549
Citigroup Capital XXI, 8.30%, 12/21/57	4,050	3,944
Citigroup Inc.
5.50%, 02/15/17	1,000	985
8.50%, 05/22/19	802	956
Ford Motor Credit Co. LLC
5.79%, 06/15/11 (e) (i)	1,070	1,083
9.88%, 08/10/11 (e)	1,045	1,100
3.28%, 01/13/12 (i)	358	347
7.50%, 08/01/12	3,000	3,068
8.13%, 01/15/20 (e)	1,053	1,075
Genworth Financial Inc., 8.63%, 12/15/16	1,416	1,510
GMAC Inc.
6.88%, 08/28/12 (e)	4,061	4,071
8.30%, 02/12/15 (t)	4,688	4,747
8.00%, 11/01/31 (e)	2,000	1,845
Hawker Beechcraft Acquisition Co. LLC
8.50%, 04/01/15 (e)	1,000	801
9.75%, 04/01/17 (t)	2,000	1,235
International Lease Finance Corp.
5.63%, 09/20/13	1,396	1,260
5.65%, 06/01/14 (e)	4,604	4,086
8.63%, 09/15/15 (e) (t)	2,988	2,831
8.75%, 03/15/17 (t)	6,179	5,855
JPMorgan Chase & Co., 7.90%, (callable at 100
beginning 04/30/18) (p)	2,983	3,075
LBI Escrow Corp., 8.00%, 11/01/17 (e) (t)	3,204	3,300
Liberty Mutual Group Inc., 7.80%, 03/15/37 (t)	2,300	1,886
New Communications Holdings Inc.
8.25%, 04/15/17 (t)	938	942
8.50%, 04/15/20 (e) (t)	1,244	1,247
Newsday Secured, Term Loan,
10.50%, 08/01/13 (i) (s) (u)	2,000	2,090
Nielsen Finance LLC
10.00%, 08/01/14	1,500	1,534
11.50%, 05/01/16	444	485
Petroplus Finance Ltd., 9.38%, 09/15/19 (e) (t)	1,179	1,014
Pinnacle Foods Finance LLC
9.25%, 04/01/15 (e) (t)	2,000	2,040
10.63%, 04/01/17 (e)	1,000	1,042
PNC Preferred Funding Trust III, 8.70% (callable at
100 on 03/15/13) (p) (t)	3,000	3,004
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	568
Smurfit Kappa Group, Term Loan,
6.75%, 02/10/16 (i) (s) (u)	2,800	2,790
Universal City Development Partners Ltd.
8.88%, 11/15/15 (t)	842	846
10.88%, 11/15/16 (e) (t)	418	426
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (t)	1,000	1,062
UPC Germany GmbH, 8.13%, 12/01/17 (e) (t)	2,000	1,960
Washington Mutual Bank, 6.88%, 06/15/11 (d)	1,500	8
WEA Finance LLC, 6.75%, 09/02/19 (t)	2,694	2,994
Wells Fargo & Co., 7.98% (callable at
100 on 03/15/18) (p)	1,000	1,030
Wells Fargo Capital XIII, 7.70% (callable at 100
beginning 03/26/13) (p)	2,000	2,020
Wind Acquisition Holdings Finance SpA,
12.25%, 07/15/17 (e) (t)	1,000	910
		100,789
HEALTH CARE - 5.5%
American Renal Holdings, 8.34%, 05/15/18 (t)	427	423
Biomet Inc., 10.38%, 10/15/17 (e)	2,000	2,150
Community Health Systems Inc., 8.88%, 07/15/15 (e)	2,733	2,818
HCA Inc.
6.25%, 02/15/13	3,700	3,635
5.75%, 03/15/14	2,095	1,948
6.50%, 02/15/16 (e)	3,000	2,798
HealthSouth Corp.
10.75%, 06/15/16	2,000	2,160
8.13%, 02/15/20	2,000	1,965
IASIS Healthcare LLC / IASIS Capital Corp.,
8.75%, 06/15/14 (e)	2,300	2,288
Mylan Inc., 7.88%, 07/15/20 (e) (t)	2,216	2,260
Omnicare Inc., 7.75%, 06/01/20 (e)	1,436	1,465
Phibro Animal Health Corp., 9.25%, 07/01/18 (t)	1,400	1,393
RadNet Inc., 10.38%, 04/01/18 (t)	5,000	4,500
Talecris Biotherapeutics Holdings Corp.,
7.75%, 11/15/16 (t)	498	530
Tenet Healthcare Corp.
9.25%, 02/01/15	1,000	1,032
8.88%, 07/01/19 (t)	1,000	1,060
US Oncology Inc., 9.13%, 08/15/17	828	851
Vanguard Health Holding Co. II LLC, 8.00%, 02/01/18	2,679	2,572
		35,848
INDUSTRIALS - 7.3%
ACCO Brands Corp., 10.63%, 03/15/15 (e)	469	509
BE Aerospace Inc., 8.50%, 07/01/18 (e)	1,500	1,575
Bombardier Inc., 7.50%, 03/15/18 (e) (t)	2,730	2,812
Case New Holland Inc., 7.88%, 12/01/17 (t)	3,925	3,954
Delta Air Lines Inc., 12.25%, 03/15/15 (e) (t)	4,963	5,298
Dyncorp International Inc., 10.38%, 07/01/17 (t)	1,619	1,623
Freedom Group Inc., 10.25%, 08/01/15 (t)	571	594
International Wire Group Inc., 9.75%, 04/15/15 (t)	3,000	2,970
L-3 Communications Corp.
5.88%, 01/15/15	3,000	2,962
6.38%, 10/15/15	1,000	1,000
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,429	1,429
Masco Corp.
6.13%, 10/03/16	2,000	1,935
7.13%, 03/15/20 (e)	644	625
Navistar International Corp., 8.25%, 11/01/21 (e)	1,053	1,069
Oshkosh Corp., 8.50%, 03/01/20	720	749
Owens Corning, 9.00%, 06/15/19	1,383	1,635
RBS Global & Rexnord LLC, 8.50%, 05/01/18 (e) (t)	3,256	3,158
Terex Corp., 10.88%, 06/01/16	2,000	2,155
Trans Union LLC, 11.38%, 06/15/18 (e) (t)	2,006	2,076
TransDigm Inc., 7.75%, 07/15/14 (t)	1,500	1,500
Trimas Corp., 9.75%, 12/15/17 (e) (t)	2,500	2,531
United Air Lines Inc., 12.00%, 11/01/13 (e) (t)	2,000	2,080
Viasat Inc., 8.75%, 09/15/16	485	475
Western Express Inc., 12.51%, 04/15/15 (t)	1,000	912
Wolseley Plc - Private Placement,
5.32%, 11/17/20 (f) (s) (u)	2,136	1,871
		47,497
INFORMATION TECHNOLOGY - 2.7%
First Data Corp.
9.88%, 09/24/15	1,700	1,292
10.55%, 09/24/15 (e)	2,217	1,624
Freescale Semiconductor Inc.
8.88%, 12/15/14 (e)	980	894
10.13%, 12/15/16 (e)	3,800	3,040
Hanson Ltd., 6.13%, 08/15/16	1,231	1,182
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)	683	673
Seagate HDD Cayman, 6.88%, 05/01/20 (t)	2,745	2,608
Sungard Data Systems Inc., 10.25%, 08/15/15 (e)	2,515	2,597
Unisys Corp.
12.75%, 10/15/14 (t)	499	558
14.25%, 09/15/15 (t)	401	463
Viasat Inc., 8.75%, 09/15/16	628	639
Viasystems Group Inc., 12.00%, 01/15/15 (t)	2,000	2,160
		17,730
MATERIALS - 7.6%
Allegheny Technologies Inc., 9.38%, 06/01/19	1,186	1,400
Berry Plastics Corp.
8.88%, 09/15/14	3,000	2,888
9.50%, 05/15/18 (t)	2,000	1,830
Boise Paper Holdings LLC
9.00%, 11/01/17 (t)	500	515
8.00%, 04/01/20 (t)	1,250	1,247
Building Materials Corp. of America
7.00%, 02/15/20 (t)	658	651
7.50%, 03/15/20 (t)	1,172	1,151
BWAY Holdings Co., 10.00%, 06/15/18 (e) (t)	967	1,008
Domtar Corp.
7.13%, 08/15/15	251	264
10.75%, 06/01/17 (e)	1,105	1,326
Freeport-McMoRan Copper & Gold Inc.,
8.38%, 04/01/17	2,020	2,222
Georgia-Pacific LLC, 7.13%, 01/15/17 (t)	4,000	4,080
Gerdau Holdings Inc., 7.00%, 01/20/20 (t)	2,020	2,060
Goodman Global Group Inc., 0.00%, 12/15/14 (j) (t)	780	476
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,559
Hexion US Finance Corp., 8.88%, 02/01/18	1,641	1,481
Huntsman International LLC
7.88%, 11/15/14 (e)	500	483
7.38%, 01/01/15 (e)	2,000	1,870
8.63%, 03/15/20 (t)	769	711
Ineos Finance Plc, 9.00%, 05/15/15 (t)	708	706
Ineos Group Holdings Plc, 8.50%, 02/15/16 (t)	1,000	780
Momentive Performance Materials Inc.,
9.75%, 12/01/14 (e)	3,000	2,835
NewPage Corp., 11.38%, 12/31/14 (e)	2,851	2,587
PE Paper Escrow GmbH, 12.00%, 08/01/14 (t)	533	586
Plastipak Holdings Inc., 10.63%, 08/15/19 (t)	2,400	2,664
Radnor Holdings Corp., 11.00%, 07/15/10 (d)	100	-
Sappi Papier Holding AG, 6.75%, 06/15/12 (t)	908	888
Steel Dynamics Inc., 6.75%, 04/01/15	2,000	2,008
Stone Container Finance Co., 7.38%, 07/15/14 (d)	1,375	1,107
Teck Resources Ltd., 10.75%, 05/15/19	2,191	2,685
Verso Paper Holdings LLC
11.50%, 07/01/14 (e)	2,000	2,155
11.38%, 08/01/16 (e)	1,000	853
Weyerhaeuser Co., 7.38%, 10/01/19	2,253	2,381
		49,457
TELECOMMUNICATION SERVICES - 7.0%
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	2,312	2,098
Clearwire Communications LLC,
12.00%, 12/01/15 (e) (t)	2,488	2,466
Cricket Communications Inc., 9.38%, 11/01/14 (e)	2,000	2,030
Frontier Communications Corp.
8.13%, 10/01/18 (e)	882	876
7.13%, 03/15/19	620	574
Inmarsat Finance Plc, 7.38%, 12/01/17 (e) (t)	781	799
Intelsat Luxembourg SA, 11.25%, 02/04/17 (e) (k)	6,500	6,581
ITC Deltacom Inc., 10.50%, 04/01/16 (t)	3,000	2,880
Level 3 Financing Inc.
9.25%, 11/01/14 (e)	1,000	908
10.00%, 02/01/18 (e) (t)	3,000	2,655
Nextel Communications Inc.
6.88%, 10/31/13	371	359
5.95%, 03/15/14	2,629	2,438
Nordic Telephone Co. Holdings ApS,
8.88%, 05/01/16 (t)	945	972
PAETEC Holding Corp., 9.50%, 07/15/15 (e)	3,000	2,918
Qwest Communications International Inc.
8.00%, 10/01/15 (t)	1,188	1,221
7.13%, 04/01/18 (e) (t)	1,844	1,839
Sprint Capital Corp., 6.88%, 11/15/28	4,665	3,872
Sprint Nextel Corp., 6.00%, 12/01/16	1,654	1,484
Telesat Canada
11.00%, 11/01/15	2,000	2,160
12.50%, 11/01/17 (e)	500	561
Virgin Media Finance Plc
9.13%, 08/15/16	1,000	1,035
9.50%, 08/15/16 (e)	2,000	2,112
8.38%, 10/15/19 (e)	319	324
West Corp., 9.50% 10/15/14 (e)	1,000	1,005
Wind Acquisition Finance SA, 11.75%, 07/15/17 (t)	1,567	1,606
		45,773
UTILITIES - 3.3%
AES Corp.
9.75%, 04/15/16 (e) (t)	1,355	1,457
8.00%, 10/15/17 (e)	2,000	2,020
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,517
Dynegy Holdings Inc.
7.75%, 06/01/19 (e)	3,500	2,419
7.63%, 10/15/26	125	77
Edison Mission Energy
7.50%, 06/15/13 (e)	170	146
7.75%, 06/15/16 (e)	940	653
7.00%, 05/15/17 (e)	1,900	1,216
Energy Future Holdings Corp.
10.88%, 11/01/17 (e)	3,500	2,590
11.25%, 11/01/17	3,371	2,191
Ipalco Enterprises Inc., 7.25%, 04/01/16 (t)	800	818
Mirant North America LLC, 7.38%, 12/31/13	1,780	1,820
NiSource Finance Corp., 10.75%, 03/15/16 (l)	423	543
NRG Energy Inc., 7.38%, 02/01/16	3,000	2,985
RRI Energy Inc., 7.88%, 06/15/17 (e)	1,500	1,419
		21,871

Total Corporate Bonds and Notes (cost $547,915)		562,745

SHORT TERM INVESTMENTS - 23.5%
Mutual Funds - 4.6%
JNL Money Market Fund, 0.06% (a) (h)	30,270	30,270

Securities Lending Collateral - 18.9%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	118,163	118,163
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	4,757	4,757
		122,920

Total Short Term Investments (cost $153,190)		153,190

Total Investments - 117.4% (cost $748,031)		764,139
Other Assets and Liabilities, Net - (17.4%)		(113,006)
Total Net Assets - 100%		$651,133

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 16.2%
Abercrombie & Fitch Co. - Class A	31	$939
Bally Technologies Inc. (c)	25	810
Fortune Brands Inc.	26	1,011
Liz Claiborne Inc. (c) (e)	119	502
Macy’s Inc.	70	1,253
Newell Rubbermaid Inc.	70	1,026
Royal Caribbean Cruises Ltd. (c) (e)	51	1,150
VF Corp.	18	1,295
Viacom Inc. - Class B	17	546
		8,532
CONSUMER STAPLES - 4.4%
Corn Products International Inc.	42	1,273
NBTY Inc. (c)	31	1,068
		2,341
ENERGY - 7.2%
Comstock Resources Inc. (c)	36	1,009
Hercules Offshore Inc. (c)	205	498
Newfield Exploration Co. (c)	21	1,021
Patterson-UTI Energy Inc.	97	1,243
		3,771
FINANCIALS - 12.2%
American Financial Group Inc.	48	1,314
Astoria Financial Corp. (e)	96	1,322
Hartford Financial Services Group Inc.	55	1,219
Lincoln National Corp.	51	1,246
Reinsurance Group of America Inc.	29	1,321
		6,422
HEALTH CARE - 8.3%
CIGNA Corp.	41	1,267
LifePoint Hospitals Inc. (c)	31	964
Owens & Minor Inc.	39	1,101
Res-Care Inc. (c)	109	1,052
		4,384
INDUSTRIALS - 24.3%
Belden Inc.	22	482
Con-Way Inc.	35	1,060
Esterline Technologies Corp. (c)	28	1,305
GATX Corp.	40	1,075
Goodrich Corp.	20	1,318
Kennametal Inc.	52	1,325
Lincoln Electric Holdings Inc.	26	1,316
SkyWest Inc.	41	506
Spirit Aerosystems Holdings Inc. (c)	68	1,290
Steelcase Inc.	158	1,224
Terex Corp. (c)	48	900
Textron Inc.	59	993
		12,794
INFORMATION TECHNOLOGY - 10.5%
Avnet Inc. (c)	53	1,271
Computer Sciences Corp.	26	1,181
Fairchild Semiconductor International Inc. (c)	153	1,289
Novell Inc. (c)	228	1,292
Omnivision Technologies Inc. (c)	25	525
		5,558
MATERIALS - 10.2%
Allegheny Technologies Inc.	17	738
Nucor Corp.	13	513
Olin Corp.	42	763
PPG Industries Inc.	18	1,081
Reliance Steel & Aluminum Co.	35	1,272
Steel Dynamics Inc.	79	1,035
		5,402
UTILITIES - 4.8%
Edison International	42	1,317
Westar Energy Inc.	57	1,235
		2,552

Total Common Stocks (cost $58,513)		51,756

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$17	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $17)		1

SHORT TERM INVESTMENTS - 3.8%
Mutual Funds - 0.9%
JNL Money Market Fund, 0.06% (a) (h)	479	479

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	1,504	1,504

Total Short Term Investments (cost $1,983)		1,983

Total Investments - 101.9% (cost $60,499)		53,740
Other Assets and Liabilities, Net - (1.9%)		(983)
Total Net Assets - 100%		$52,757

JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 20.4%
Bally Technologies Inc. (c)	21	$690
Bob Evans Farms Inc.	48	1,177
Columbia Sportswear Co. (e)	25	1,181
Jakks Pacific Inc. (c)	87	1,257
K-Swiss Inc. - Class A (c)	82	921
Liz Claiborne Inc. (c) (e)	225	949
RC2 Corp. (c)	75	1,207
Skechers U.S.A. Inc. - Class A (c)	32	1,150
Superior Industries International Inc. (e)	83	1,120
		9,652
CONSUMER STAPLES - 6.6%
Corn Products International Inc.	23	685
Del Monte Foods Co.	34	482
Hain Celestial Group Inc. (c)	58	1,168
NBTY Inc. (c)	23	779
		3,114
ENERGY - 7.3%
Comstock Resources Inc. (c)	42	1,159
Hercules Offshore Inc. (c)	453	1,102
Patterson-UTI Energy Inc.	93	1,194
		3,455
FINANCIALS - 12.2%
American Financial Group Inc.	18	478
Astoria Financial Corp. (e)	87	1,193
Delphi Financial Group Inc.	50	1,218
Independent Bank Corp.	50	1,222
Reinsurance Group of America Inc.	10	475
SeaBright Insurance Holdings Inc. (e)	126	1,190
		5,776
HEALTH CARE - 7.7%
LifePoint Hospitals Inc. (c)	38	1,206
Owens & Minor Inc.	44	1,235
Res-Care Inc. (c)	126	1,214
		3,655
INDUSTRIALS - 27.2%
Apogee Enterprises Inc.	106	1,144
Belden Inc.	51	1,120
Con-Way Inc.	40	1,201
Esterline Technologies Corp. (c)	25	1,177
GATX Corp. (e)	45	1,198
GenCorp Inc. (c) (e)	268	1,174
Kennametal Inc.	42	1,060
Lincoln Electric Holdings Inc.	21	1,091
SkyWest Inc.	95	1,160
Spirit Aerosystems Holdings Inc. (c)	36	690
Steelcase Inc.	159	1,231
Terex Corp. (c)	36	675
		12,921
INFORMATION TECHNOLOGY - 12.4%
Benchmark Electronics Inc. (c)	71	1,117
Fairchild Semiconductor International Inc. (c)	137	1,148
Novell Inc. (c)	206	1,167
Omnivision Technologies Inc. (c)	56	1,189
SYNNEX Corp. (c) (e)	48	1,240
		5,861
MATERIALS - 4.3%
Olin Corp.	63	1,138
Reliance Steel & Aluminum Co.	12	415
Steel Dynamics Inc.	36	467
		2,020
UTILITIES - 1.5%
Westar Energy Inc.	34	732

Total Common Stocks (cost $51,390)		47,186

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$3	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3)		-

SHORT TERM INVESTMENTS - 6.7%
Mutual Funds - 1.4%
JNL Money Market Fund, 0.06% (a) (h)	680	680

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	2,517	2,517

Total Short Term Investments (cost $3,197)		3,197

Total Investments - 106.3% (cost $54,590)		50,383
Other Assets and Liabilities, Net - (6.3%)		(2,962)
Total Net Assets - 100%		$47,421

JNL/PPM America Value Equity Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 13.6%
Abercrombie & Fitch Co. - Class A	30	$905
Comcast Corp. - Class A	136	2,368
Fortune Brands Inc.	21	815
Home Depot Inc.	32	898
Macy’s Inc.	78	1,398
Newell Rubbermaid Inc.	104	1,527
Royal Caribbean Cruises Ltd. (c) (e)	33	749
VF Corp.	23	1,616
Viacom Inc. - Class B	70	2,180
		12,456
CONSUMER STAPLES - 8.1%
Altria Group Inc.	122	2,447
Archer-Daniels-Midland Co.	85	2,197
CVS Caremark Corp.	34	1,006
Procter & Gamble Co.	29	1,739
		7,389
ENERGY - 10.1%
Apache Corp. (e)	27	2,239
Chevron Corp.	33	2,212
ConocoPhillips	32	1,576
Newfield Exploration Co. (c)	20	963
Occidental Petroleum Corp.	17	1,342
Patterson-UTI Energy Inc.	68	870
		9,202
FINANCIALS - 21.6%
Allstate Corp.	58	1,658
Bank of America Corp.	158	2,266
Goldman Sachs Group Inc.	18	2,350
Hartford Financial Services Group Inc.	101	2,244
JPMorgan Chase & Co.	64	2,354
Lincoln National Corp.	90	2,191
Morgan Stanley	96	2,219
Travelers Cos. Inc.	45	2,201
Wells Fargo & Co.	90	2,314
		19,797

HEALTH CARE - 10.3%
CIGNA Corp.	72	2,221
Johnson & Johnson	42	2,451
Merck & Co. Inc.	71	2,465
Pfizer Inc.	163	2,330
		9,467
INDUSTRIALS - 11.5%
Caterpillar Inc.	38	2,271
Goodrich Corp.	35	2,339
Lockheed Martin Corp.	29	2,131
Spirit Aerosystems Holdings Inc. (c)	61	1,170
Terex Corp. (c)	46	856
Textron Inc. (e)	102	1,726
		10,493
INFORMATION TECHNOLOGY - 12.7%
Avnet Inc. (c)	34	825
Computer Sciences Corp.	40	1,810
Hewlett-Packard Co.	52	2,268
Intel Corp.	116	2,262
International Business Machines Corp.	19	2,346
Microsoft Corp.	93	2,135
		11,646
MATERIALS - 4.9%
Allegheny Technologies Inc.	20	871
Nucor Corp.	60	2,278
PPG Industries Inc.	22	1,353
		4,502
TELECOMMUNICATION SERVICES - 4.6%
AT&T Inc.	77	1,870
Verizon Communications Inc.	84	2,365
		4,235
UTILITIES - 2.2%
Edison International	64	2,042

Total Common Stocks (cost $82,883)		91,229

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$323	14

Total Non-U.S. Government Agency Asset-Backed Securities (cost $323)		14

SHORT TERM INVESTMENTS - 4.5%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.06% (a) (h)	359	359

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	2,831	2,831
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	894	894
		3,725

Total Short Term Investments (cost $4,084)		4,084

Total Investments - 104.1% (cost $87,290)		95,327
Other Assets and Liabilities, Net - (4.1%)		(3,717)
Total Net Assets - 100%		$91,610

JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS - 99.2%
DIVERSIFIED - 12.3%
Diversified Operations - 2.8%
Wendel Investissement (e)	190	$9,567

Holding Companies - Diversified - 9.5%
Ackermans & van Haaren NV (e)	123	7,581
HAL Trust NV (e)	117	10,947
Leucadia National Corp. (c)	712	13,891
		32,419
FINANCIALS - 86.9%
Closed-end Funds - 35.5%
3i Group Plc	4,345	17,137
AP Alternative Assets LP	1,910	11,708
ARC Capital Holdings Ltd. (c)	8,100	8,019
Blackstone Group LP	1,052	10,057
Candover Investments Plc (c)	642	6,955
Conversus Capital LP (c)	1,004	14,306
Electra Private Equity Plc (c)	506	9,094
Graphite Enterprise Trust Plc	2,050	8,582
HBM BioVentures AG (c)	202	7,489
HgCapital Trust Plc	763	9,104
Princess Private Equity Holding Ltd. (c)	1,328	7,338
Private Equity Investor Plc (c)	944	1,813
SVG Capital Plc (c)	4,624	9,999
		121,601
Diversified Financial Services - 12.9%
GP Investments Ltd. - GDR (c)	3,055	10,189
Intermediate Capital Group Plc	3,694	13,701
Onex Corp.	842	20,240
		44,130
Investment Companies - 25.6%
China Merchants China Direct Investments Ltd.	4,278	8,717
DeA Capital SpA (c) (e)	2,740	3,975
Eurazeo (e)	203	11,637
Investor AB - Class B	556	8,994
KKR Private Equity Investors LLP	2,902	27,220
Macquarie International Infrastructure Fund Ltd.	16,200	5,585
MVC Capital Inc.	420	5,430
Ratos AB - Class B (e)	389	9,746
RHJ International (c)	891	6,602
		87,906
Venture Capital - 11.6%
Altamir Amboise (c)	1,441	9,754
Deutsche Beteiligungs AG	348	7,851
Dinamia Capital Privado Scr SA	404	4,672
Gimv NV (e)	271	12,254
IP Group Plc (c)	3,963	2,115
Jafco Co. Ltd.	144	3,185
		39,831
INFORMATION TECHNOLOGY - 1.3%
Internet Capital Group Inc. (c)	595	4,522

Total Common Stocks (cost $351,451)		339,976

RIGHTS - 0.0%
HgCapital Trust Plc, 04/07/10 (c)	153	99

Total Rights (cost $0)		99

SHORT TERM INVESTMENTS - 7.4%
Mutual Funds - 1.8%
JNL Money Market Fund, 0.06% (a) (h)	6,155	6,155

Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	19,248	19,248

Total Short Term Investments (cost $25,403)		25,403

Total Investments - 106.6% (cost $376,854)		365,478
Other Assets and Liabilities, Net - (6.6%)		(22,513)
Total Net Assets - 100%		$342,965

JNL/S&P Managed Conservative Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (3.8%) (a)	1,887	$16,006
JNL/AIM Large Cap Growth Fund (3.4%) (a)	2,225	22,564
JNL/Capital Guardian Global Diversified
Research Fund (2.1%) (a)	375	7,034
JNL/Capital Guardian U.S. Growth Equity Fund (3.6%) (a)	1,359	23,040
JNL/Eagle Core Equity Fund (15.0%) (a)	3,750	22,911
JNL/Goldman Sachs Core Plus Bond Fund (13.4%) (a)	10,338	127,679
JNL/Goldman Sachs Emerging
Markets Debt Fund (4.8%) (a)	1,881	23,208
JNL/JPMorgan International Value Fund (3.2%) (a)	2,318	13,931
JNL/JPMorgan U.S. Government & Quality
Bond Fund (9.6%) (a)	6,619	87,768
JNL/PIMCO Real Return Fund (6.9%) (a)	8,654	105,408
JNL/PIMCO Total Return Bond Fund (4.2%) (a)	9,356	120,509
JNL/Select Value Fund (3.1%) (a)	1,784	25,444
JNL/T. Rowe Price Established Growth Fund (2.2%) (a)	1,391	23,269
JNL/T. Rowe Price Value Fund (2.9%) (a)	2,654	23,516
JNL/T.Rowe Price Short-Term Bond Fund (19.1%) (a)	13,951	137,979

Total Investment Funds (cost $777,871)		780,266

Total Investments - 100.0% (cost $777,871)		780,266
Other Assets and Liabilities, Net - 0.0%		(113)
Total Net Assets - 100%		$780,153

JNL/S&P Managed Moderate Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (1.2%) (a)	701	$4,963
JNL/AIM International Growth Fund (5.6%) (a)	2,834	24,028
JNL/AIM Large Cap Growth Fund (9.6%) (a)	6,234	63,213
JNL/Capital Guardian Global Diversified
Research Fund (6.0%) (a)	1,091	20,461
JNL/Capital Guardian U.S. Growth Equity Fund (9.4%) (a)	3,531	59,857
JNL/Credit Suisse Commodity Securities Fund (0.5%) (a)	359	2,975
JNL/Franklin Templeton International
Small Cap Growth Fund (0.4%) (a)	98	636
JNL/Goldman Sachs Core Plus Bond Fund (14.8%) (a)	11,415	140,976
JNL/Goldman Sachs Emerging
Markets Debt Fund (7.9%) (a)	3,078	37,980
JNL/Goldman Sachs Mid Cap Value Fund (8.2%) (a)	3,247	26,918
JNL/JPMorgan International Value Fund (5.0%) (a)	3,638	21,866
JNL/JPMorgan U.S. Government & Quality
Bond Fund (11.1%) (a)	7,655	101,503
JNL/Lazard Emerging Markets Fund (2.9%) (a)	2,453	23,595
JNL/M&G Global Basics Fund (19.0%) (a)	2,024	22,588
JNL/Mellon Capital Management Oil & Gas
Sector Fund (1.2%) (a)	263	5,185
JNL/Oppenheimer Global Growth Fund (1.3%) (a)	456	3,853
JNL/PIMCO Real Return Fund (9.7%) (a)	12,207	148,683
JNL/PIMCO Total Return Bond Fund (5.5%) (a)	12,237	157,617
JNL/Select Value Fund (9.0%) (a)	5,175	73,794
JNL/T. Rowe Price Established Growth Fund (5.7%) (a)	3,562	59,587
JNL/T. Rowe Price Mid-Cap Growth Fund (3.2%) (a)	1,221	28,894
JNL/T. Rowe Price Value Fund (6.9%) (a)	6,413	56,821
JNL/T.Rowe Price Short-Term Bond Fund (21.3%) (a)	15,529	153,583

Total Investment Funds (cost $1,258,188)		1,239,576

Total Investments - 100.0% (cost $1,258,188)		1,239,576
Other Assets and Liabilities, Net - 0.0%		(171)
Total Net Assets - 100%		$1,239,405

JNL/S&P Managed Moderate Growth Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (1.9%) (a)	1,071	$7,581
JNL/AIM International Growth Fund (18.0%) (a)	9,035	76,616
JNL/AIM Large Cap Growth Fund (22.4%) (a)	14,586	147,900
JNL/Capital Guardian Global Diversified
Research Fund (7.6%) (a)	1,380	25,880
JNL/Capital Guardian U.S. Growth
Equity Fund (17.3%) (a)	6,482	109,868
JNL/Credit Suisse Commodity
Securities Fund (1.6%) (a)	1,192	9,870
JNL/Eagle SmallCap Equity Fund (5.3%) (a)	1,017	16,418
JNL/Franklin Templeton International
Small Cap Growth Fund (9.6%) (a)	2,271	14,739
JNL/Franklin Templeton Small Cap
Value Fund (4.1%) (a)	996	8,394
JNL/Goldman Sachs Core Plus Bond Fund (18.3%) (a)	14,136	174,578
JNL/Goldman Sachs Emerging
Markets Debt Fund (13.7%) (a)	5,311	65,539
JNL/Goldman Sachs Mid Cap Value Fund (17.5%) (a)	6,916	57,330
JNL/JPMorgan International Value Fund (17.0%) (a)	12,368	74,329
JNL/JPMorgan MidCap Growth Fund (4.7%) (a)	498	7,596
JNL/JPMorgan U.S. Government & Quality
Bond Fund (13.9%) (a)	9,570	126,902
JNL/Lazard Emerging Markets Fund (7.1%) (a)	6,038	58,088
JNL/M&G Global Basics Fund (20.7%) (a)	2,206	24,620
JNL/Mellon Capital Management Oil & Gas
Sector Fund (1.8%) (a)	413	8,149
JNL/Oppenheimer Global Growth Fund (5.4%) (a)	1,881	15,873
JNL/PIMCO Real Return Fund (12.6%) (a)	15,823	192,728
JNL/PIMCO Total Return Bond Fund (4.7%) (a)	10,605	136,594
JNL/Select Value Fund (23.3%) (a)	13,296	189,607
JNL/T. Rowe Price Established
Growth Fund (11.8%) (a)	7,371	123,316
JNL/T. Rowe Price Mid-Cap Growth Fund (7.2%) (a)	2,774	65,657
JNL/T. Rowe Price Value Fund (23.8%) (a)	22,049	195,357
JNL/T.Rowe Price Short-Term Bond Fund (19.6%) (a)	14,303	141,456

Total Investment Funds (cost $2,217,321)		2,074,985

Total Investments - 100.0% (cost $2,217,321)		2,074,985
Other Assets and Liabilities, Net - 0.0%		(285)
Total Net Assets - 100%		$2,074,700

JNL/S&P Managed Growth Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (3.9%) (a)	2,270	$16,075
JNL/AIM International Growth Fund (15.5%) (a)	7,782	65,994
JNL/AIM Large Cap Growth Fund (23.3%) (a)	15,163	153,752
JNL/Capital Guardian Global Diversified
Research Fund (7.6%) (a)	1,377	25,826
JNL/Capital Guardian U.S. Growth
Equity Fund (17.0%) (a)	6,373	108,024
JNL/Credit Suisse Commodity Securities Fund (1.6%) (a)	1,194	9,889
JNL/Eagle Core Equity Fund (23.0%) (a)	5,745	35,100
JNL/Eagle SmallCap Equity Fund (17.3%) (a)	3,335	53,860
JNL/Franklin Templeton International
Small Cap Growth Fund (12.2%) (a)	2,885	18,724
JNL/Franklin Templeton Small Cap
Value Fund (7.2%) (a)	1,733	14,613
JNL/Goldman Sachs Core Plus Bond Fund (3.5%) (a)	2,695	33,287
JNL/Goldman Sachs Emerging
Markets Debt Fund (10.8%) (a)	4,204	51,877
JNL/Goldman Sachs Mid Cap Value Fund (15.6%) (a)	6,180	51,231
JNL/JPMorgan International Value Fund (13.2%) (a)	9,547	57,377
JNL/JPMorgan MidCap Growth Fund (8.3%) (a)	878	13,380
JNL/JPMorgan U.S. Government & Quality
Bond Fund (3.1%) (a)	2,128	28,216
JNL/Lazard Emerging Markets Fund (6.2%) (a)	5,270	50,702
JNL/M&G Global Basics Fund (26.4%) (a)	2,814	31,399
JNL/Mellon Capital Management Oil & Gas
Sector Fund (1.2%) (a)	265	5,234
JNL/Oppenheimer Global Growth Fund (15.9%) (a)	5,586	47,146
JNL/PIMCO Real Return Fund (6.3%) (a)	7,949	96,819
JNL/PIMCO Total Return Bond Fund (2.4%) (a)	5,362	69,059
JNL/Select Value Fund (20.6%) (a)	11,779	167,962
JNL/T. Rowe Price Established
Growth Fund (14.8%) (a)	9,220	154,244
JNL/T. Rowe Price Mid-Cap Growth Fund (8.1%) (a)	3,085	73,026
JNL/T. Rowe Price Value Fund (17.9%) (a)	16,633	147,364

Total Investment Funds (cost $1,754,817)		1,580,180

Total Investments - 100.0% (cost $1,754,817)		1,580,180
Other Assets and Liabilities, Net - 0.0%		(232)
Total Net Assets - 100%		$1,579,948

JNL/S&P Managed Aggressive Growth Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (1.4%) (a)	802	$5,677
JNL/AIM International Growth Fund (6.2%) (a)	3,113	26,396
JNL/AIM Large Cap Growth Fund (8.3%) (a)	5,441	55,171
JNL/Capital Guardian Global Diversified
Research Fund (3.0%) (a)	538	10,093
JNL/Capital Guardian U.S. Growth
Equity Fund (3.0%) (a)	1,121	19,005
JNL/Credit Suisse Commodity
Securities Fund (1.0%) (a)	745	6,165
JNL/Eagle SmallCap Equity Fund (7.5%) (a)	1,450	23,418
JNL/Franklin Templeton International
Small Cap Growth Fund (6.9%) (a)	1,637	10,625
JNL/Franklin Templeton Small Cap
Value Fund (5.3%) (a)	1,288	10,855
JNL/Goldman Sachs Emerging
Markets Debt Fund (2.7%) (a)	1,064	13,124
JNL/Goldman Sachs Mid Cap Value Fund (8.4%) (a)	3,326	27,572
JNL/JPMorgan International Value Fund (5.7%) (a)	4,106	24,674
JNL/JPMorgan MidCap Growth Fund (5.9%) (a)	629	9,592
JNL/Lazard Emerging Markets Fund (3.0%) (a)	2,556	24,588
JNL/M&G Global Basics Fund (14.6%) (a)	1,558	17,383
JNL/Mellon Capital Management Oil & Gas
Sector Fund (0.8%) (a)	181	3,572
JNL/Oppenheimer Global Growth Fund (10.3%) (a)	3,602	30,397
JNL/PIMCO Real Return Fund (2.1%) (a)	2,593	31,582
JNL/PPM America High Yield Bond Fund (2.8%) (a)	2,816	18,025
JNL/Select Value Fund (9.3%) (a)	5,336	76,097
JNL/T. Rowe Price Established
Growth Fund (6.4%) (a)	4,001	66,929
JNL/T. Rowe Price Mid-Cap Growth Fund (3.3%) (a)	1,266	29,968
JNL/T. Rowe Price Value Fund (6.9%) (a)	6,366	56,400

Total Investment Funds (cost $687,355)		597,308

Total Investments - 100.0% (cost $687,355)		597,308
Other Assets and Liabilities, Net - 0.0%		(105)
Total Net Assets - 100%		$597,203

JNL/S&P Disciplined Moderate Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Goldman Sachs Emerging Markets
Debt Fund (1.4%) (a)	544	$6,713
JNL/Mellon Capital Management
Bond Index Fund (4.7%) (a)	4,245	50,818
JNL/Mellon Capital Management International
Index Fund (4.2%) (a)	3,087	31,488
JNL/Mellon Capital Management JNL
Optimized 5 Fund (3.0%) (a)	1,655	11,782
JNL/Mellon Capital Management S&P 400
MidCap Index Fund (1.5%) (a)	675	7,417
JNL/Mellon Capital Management S&P 500
Index Fund (8.1%) (a)	9,159	79,955
JNL/Mellon Capital Management Small Cap
Index Fund (1.1%) (a)	558	5,483
JNL/PIMCO Real Return Fund (2.0%) (a)	2,493	30,370

Total Investment Funds (cost $224,477)		224,026

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$14	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		1

Total Investments - 100.0% (cost $224,477)		224,027
Other Assets and Liabilities, Net - 0.0%		(35)
Total Net Assets - 100%		$223,992

JNL/S&P Disciplined Moderate Growth Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Goldman Sachs Emerging
Markets Debt Fund (1.6%) (a)	617	$7,613
JNL/Mellon Capital Management 25 Fund (3.8%) (a)	1,500	16,409
JNL/Mellon Capital Management
Bond Index Fund (1.5%) (a)	1,324	15,849
JNL/Mellon Capital Management International
Index Fund (6.4%) (a)	4,700	47,936
JNL/Mellon Capital Management JNL Optimized
5 Fund (4.0%) (a)	2,204	15,691
JNL/Mellon Capital Management S&P 400
MidCap Index Fund (4.3%) (a)	1,938	21,279
JNL/Mellon Capital Management S&P 500
Index Fund (11.1%) (a)	12,542	109,494
JNL/Mellon Capital Management
Small Cap Index Fund (2.1%) (a)	1,110	10,899
JNL/PIMCO Real Return Fund (1.3%) (a)	1,683	20,502

Total Investment Funds (cost $268,207)		265,672

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$11	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		-

Total Investments - 100.0% (cost $268,207)		265,672
Other Assets and Liabilities, Net - 0.0%		(42)
Total Net Assets - 100%		$265,630

JNL/S&P Disciplined Growth Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Goldman Sachs Emerging
Markets Debt Fund (0.4%) (a)	158	$1,949
JNL/Mellon Capital Management 25 Fund (1.3%) (a)	529	5,792
JNL/Mellon Capital Management
Bond Index Fund (0.4%) (a)	347	4,152
JNL/Mellon Capital Management International
Index Fund (2.8%) (a)	2,091	21,325
JNL/Mellon Capital Management JNL
Optimized 5 Fund (1.9%) (a)	1,057	7,527
JNL/Mellon Capital Management S&P 400
MidCap Index Fund (1.5%) (a)	662	7,265
JNL/Mellon Capital Management S&P 500
Index Fund (3.7%) (a)	4,143	36,167
JNL/Mellon Capital Management
Small Cap Index Fund (0.6%) (a)	309	3,038
JNL/PIMCO Real Return Fund (0.2%) (a)	263	3,203

Total Investment Funds (cost $89,639)		90,418

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$13	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		1

Total Investments - 100.0% (cost $89,639)		90,419
Other Assets and Liabilities, Net - 0.0%		(15)
Total Net Assets - 100%		$90,404

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 32.9%
Apollo Group Inc. - Class A (c)	155	$6,596
Best Buy Co. Inc.	200	6,781
Coach Inc.	245	8,953
Family Dollar Stores Inc.	281	10,608
Gap Inc.	397	7,717
Scripps Networks Interactive Inc.	220	8,873
Sherwin-Williams Co.	140	9,655
Starbucks Corp.	399	9,705
TJX Cos. Inc.	225	9,446
		78,334
CONSUMER STAPLES - 10.5%
Kimberly-Clark Corp.	130	7,909
PepsiCo Inc.	136	8,281
Sysco Corp.	314	8,984
		25,174
ENERGY - 8.3%
Consol Energy Inc.	185	6,235
Diamond Offshore Drilling Inc. (e)	86	5,329
FMC Technologies Inc. (c)	154	8,136
		19,700
FINANCIALS - 2.9%
Federated Investors Inc. - Class B (e)	334	6,908
HEALTH CARE - 10.5%
Cardinal Health Inc.	267	8,985
CR Bard Inc.	105	8,128
Eli Lilly & Co.	235	7,875
		24,988
INDUSTRIALS - 10.8%
CH Robinson Worldwide Inc.	154	8,569
Fluor Corp.	203	8,631
United Parcel Service Inc. - Class B	151	8,565
		25,765
INFORMATION TECHNOLOGY - 18.8%
Automatic Data Processing Inc.	199	7,999
Dell Inc. (c)	627	7,557
Microsoft Corp.	289	6,651
Paychex Inc.	275	7,137
Teradata Corp. (c)	283	8,617
Total System Services Inc. (e)	494	6,719
		44,680
MATERIALS - 5.7%
Ecolab Inc.	192	8,605
Monsanto Co.	105	4,854
		13,459

Total Common Stocks (cost $242,917)		239,008

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$307	13

Total Non-U.S. Government Agency Asset-Backed Securities (cost $307)		13

SHORT TERM INVESTMENTS - 4.7%
Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	9,831	9,831
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	1,405	1,405

Total Short Term Investments (cost $11,236)		11,236

Total Investments - 105.1% (cost $254,460)		250,257
Other Assets and Liabilities, Net - (5.1%)		(12,251)
Total Net Assets - 100%		$238,006

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 10.2%
Home Depot Inc.	347	$9,733
McDonald’s Corp.	152	9,999
VF Corp.	131	9,334
		29,066
CONSUMER STAPLES - 11.1%
Hershey Co.	269	12,912
Kimberly-Clark Corp.	145	8,819
Sysco Corp.	352	10,056
		31,787
ENERGY - 8.6%
Chevron Corp.	122	8,310
Exxon Mobil Corp.	128	7,291
Marathon Oil Corp.	294	9,146
		24,747
FINANCIALS - 12.1%
AvalonBay Communities Inc.	131	12,265
Cincinnati Financial Corp.	377	9,753
M&T Bank Corp. (e)	147	12,514
		34,532
HEALTH CARE - 9.2%
Bristol-Myers Squibb Co.	392	9,783
Merck & Co. Inc.	262	9,173
Pfizer Inc.	511	7,287
		26,243
INDUSTRIALS - 10.2%
Lockheed Martin Corp.	123	9,163
Pitney Bowes Inc.	418	9,182
Snap-On Inc.	263	10,767
		29,112
INFORMATION TECHNOLOGY - 9.6%
Automatic Data Processing Inc.	221	8,879
Harris Corp.	215	8,946
Intel Corp.	492	9,570
		27,395
MATERIALS - 9.1%
Air Products & Chemicals Inc.	116	7,541
Bemis Co. Inc.	327	8,821
PPG Industries Inc.	161	9,744
		26,106
TELECOMMUNICATION SERVICES - 9.1%
AT&T Inc.	355	8,579
CenturyTel Inc.	268	8,925
Verizon Communications Inc.	299	8,383
		25,887
UTILITIES - 10.6%
Consolidated Edison Inc.	223	9,629
Integrys Energy Group Inc. (e)	244	10,651
Southern Co.	298	9,925
		30,205

Total Common Stocks (cost $284,427)		285,080

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$311	13

Total Non-U.S. Government Agency Asset-Backed Securities (cost $311)		13

SHORT TERM INVESTMENTS - 2.9%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.06% (a) (h)	771	771

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	5,844	5,844
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	1,692	1,692
		7,536

Total Short Term Investments (cost $8,307)		8,307

Total Investments - 102.7% (cost $293,045)		293,400
Other Assets and Liabilities, Net - (2.7%)		(7,838)
Total Net Assets - 100%		$285,562

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 24.6%
Comcast Corp. - Class A	603	$10,470
Gap Inc.	413	8,046
H&R Block Inc.	438	6,867
Leggett & Platt Inc.	451	9,053
Limited Brands Inc.	517	11,412
Sherwin-Williams Co. (e)	146	10,102
Target Corp.	193	9,486
		65,436
CONSUMER STAPLES - 13.9%
Hormel Foods Corp.	236	9,541
Reynolds American Inc.	177	9,251
Safeway Inc.	399	7,851
Sara Lee Corp.	736	10,384
		37,027
HEALTH CARE - 23.6%
Aetna Inc.	305	8,037
AmerisourceBergen Corp.	363	11,526
Amgen Inc. (c)	159	8,372
Coventry Health Care Inc. (c)	398	7,037
Laboratory Corp. of America Holdings (c)	122	9,215
McKesson Corp.	145	9,705
UnitedHealth Group Inc.	314	8,921
		62,813
INDUSTRIALS - 21.9%
Dun & Bradstreet Corp.	115	7,721
Equifax Inc.	309	8,661
Lockheed Martin Corp.	114	8,505
Masco Corp.	653	7,029
Northrop Grumman Systems Corp.	163	8,882
Parker Hannifin Corp.	165	9,138
Raytheon Co.	175	8,492
		58,428
INFORMATION TECHNOLOGY - 12.3%
Fiserv Inc. (c)	190	8,671
Harris Corp.	199	8,304
International Business Machines Corp.	71	8,783
Total System Services Inc.	515	7,006
		32,764
UTILITIES - 3.8%
Integrys Energy Group Inc.	228	9,966

Total Common Stocks (cost $271,487)		266,434

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$564	24

Total Non-U.S. Government Agency Asset-Backed Securities (cost $564)		24

SHORT TERM INVESTMENTS - 3.5%
Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	7,540	7,540
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	1,820	1,820

Total Short Term Investments (cost $9,360)		9,360

Total Investments - 103.6% (cost $281,411)		275,818
Other Assets and Liabilities, Net - (3.6%)		(9,608)
Total Net Assets - 100%		$266,210

JNL/S&P Total Yield Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 30.0%
Comcast Corp. - Class A	521	$9,044
DR Horton Inc. (e)	750	7,375
Gannett Co. Inc.	779	10,483
Leggett & Platt Inc.	391	7,846
Mattel Inc.	391	8,271
Meredith Corp. (e)	297	9,236
Pulte Homes Inc. (c) (e)	836	6,926
Washington Post Co.	19	7,797
		66,978
CONSUMER STAPLES - 14.9%
Dean Foods Co. (c)	485	4,880
HJ Heinz Co.	181	7,835
JM Smucker Co.	131	7,881
Safeway Inc.	342	6,729
SUPERVALU Inc.	549	5,952
		33,277
FINANCIALS - 24.9%
American Express Co.	189	7,514
American International Group Inc. (c) (e)	253	8,703
Bank of America Corp.	490	7,038
Capital One Financial Corp.	205	8,269
Goldman Sachs Group Inc.	46	6,101
Morgan Stanley	249	5,785
ProLogis	586	5,939
State Street Corp.	182	6,161
		55,510
INDUSTRIALS - 17.0%
Caterpillar Inc.	131	7,874
General Electric Co.	482	6,944
PACCAR Inc.	205	8,189
Pitney Bowes Inc.	338	7,422
Ryder System Inc.	190	7,642
		38,071
INFORMATION TECHNOLOGY - 10.3%
Fiserv Inc. (c)	165	7,518
International Business Machines Corp.	61	7,532
Xerox Corp.	995	8,000
		23,050
MATERIALS - 3.0%
International Paper Co.	301	6,804

Total Common Stocks (cost $233,821)		223,690

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$730	31

Total Non-U.S. Government Agency Asset-Backed Securities (cost $730)		31

SHORT TERM INVESTMENTS - 7.6%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.06% (a) (h)	384	384

Securities Lending Collateral - 7.4%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	12,301	12,301
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	4,246	4,246
		16,547

Total Short Term Investments (cost $16,931)		16,931

Total Investments - 107.7% (cost $251,482)		240,652
Other Assets and Liabilities, Net - (7.7%)		(17,307)
Total Net Assets - 100%		$223,345

JNL/S&P 4 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/S&P Competitive Advantage Fund (65.7%) (a)	17,045	$157,326
JNL/S&P Dividend Income & Growth Fund (59.6%) (a)	19,763	170,160
JNL/S&P Intrinsic Value Fund (63.1%) (a)	17,871	168,167
JNL/S&P Total Yield Fund (72.9%) (a)	19,182	163,236

Total Investment Funds (cost $594,395)		658,889

Total Investments - 100.0% (cost $594,395)		658,889
Other Assets and Liabilities, Net - 0.0%		(38)
Total Net Assets - 100%		$658,851

JNL/Select Balanced Fund
COMMON STOCKS - 63.9%
CONSUMER DISCRETIONARY - 4.5%
Comcast Corp. - Class A	551	$9,573
Honda Motor Co. Ltd. - ADR	118	3,378
Johnson Controls Inc.	155	4,165
Lowe’s Cos. Inc.	341	6,965
News Corp. - Class A	508	6,079
Staples Inc.	350	6,662
Time Warner Inc.	135	3,908
		40,730
CONSUMER STAPLES - 5.8%
CVS Caremark Corp.	192	5,638
Kimberly-Clark Corp.	91	5,499
PepsiCo Inc.	143	8,734
Philip Morris International Inc.	206	9,448
Procter & Gamble Co.	111	6,670
Smithfield Foods Inc. (c)	208	3,092
Unilever NV - ADR	237	6,480
Wal-Mart Stores Inc.	143	6,869
		52,430
ENERGY - 8.5%
Anadarko Petroleum Corp.	143	5,161
Baker Hughes Inc. (e)	163	6,780
Chevron Corp.	294	19,958
Exxon Mobil Corp.	328	18,702
Marathon Oil Corp.	285	8,867
Occidental Petroleum Corp.	73	5,655
Total SA - ADR	143	6,361
Ultra Petroleum Corp. (c)	143	6,306
		77,790
FINANCIALS - 10.7%
ACE Ltd.	188	9,694
Bank of America Corp.	751	10,789
Chubb Corp.	160	7,992
Goldman Sachs Group Inc.	23	3,019
Hartford Financial Services Group Inc.	201	4,441
JPMorgan Chase & Co.	435	15,925
Marsh & McLennan Cos. Inc.	182	4,113
MetLife Inc.	270	10,199
PNC Financial Services Group Inc.	129	7,272
UBS AG (c) (e)	414	5,473
Wells Fargo & Co.	727	18,619
		97,536
HEALTH CARE - 8.7%
Bristol-Myers Squibb Co.	295	7,347
Cardinal Health Inc.	175	5,892
Covidien Plc	44	1,772
Eli Lilly & Co.	377	12,616
Johnson & Johnson	209	12,355
Medtronic Inc.	230	8,353
Merck & Co. Inc.	410	14,327
Pfizer Inc.	1,164	16,594
		79,256
INDUSTRIALS - 8.8%
Avery Dennison Corp.	97	3,117
Caterpillar Inc.	60	3,604
Continental Airlines Inc. - Class B (c)	263	5,795
Cooper Industries Plc	167	7,361
Deere & Co.	172	9,577
FedEx Corp.	61	4,277
General Dynamics Corp.	92	5,376
General Electric Co.	471	6,795
Lockheed Martin Corp.	96	7,159
Pentair Inc.	230	7,406
Siemens AG - ADR (e)	68	6,070
United Parcel Service Inc. - Class B	149	8,482
Waste Management Inc.	161	5,031
		80,050
INFORMATION TECHNOLOGY - 8.3%
Accenture Plc	187	7,212
Analog Devices Inc.	197	5,488
Automatic Data Processing Inc.	159	6,401
Avnet Inc. (c)	152	3,657
Cisco Systems Inc. (c)	290	6,188
Corning Inc.	308	4,969
eBay Inc. (c)	144	2,828
Hewlett-Packard Co.	156	6,769
International Business Machines Corp.	154	19,053
Microsoft Corp.	226	5,193
QUALCOMM Inc.	148	4,873
Texas Instruments Inc.	117	2,727
		75,358
MATERIALS - 2.9%
Agrium Inc.	98	4,811
Barrick Gold Corp.	154	7,007
Dow Chemical Co.	115	2,723
Owens-Illinois Inc. (c)	188	4,962
Rio Tinto Plc - ADR (e)	87	3,798
Sonoco Products Co.	113	3,451
		26,752
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.	921	22,287

UTILITIES - 3.3%
Dominion Resources Inc. (e)	204	7,915
Exelon Corp.	195	7,419
PG&E Corp.	157	6,453
PPL Corp.	142	3,538
Xcel Energy Inc.	246	5,063
		30,388

Total Common Stocks (cost $597,640)		582,577

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.4%
Banc of America Commercial Mortgage Inc.
REMIC, 5.12%, 07/11/43	$750	781
REMIC, 5.74%, 05/10/45 (i)	350	371
REMIC, 5.18%, 09/10/47 (i)	1,200	1,285
Bank of America-First Union NB Commercial Mortgage
REMIC, 5.46%, 04/11/37	483	497
Bear Stearns Commercial Mortgage Securities Inc.
REMIC, 5.46%, 04/12/38 (i)	168	179
REMIC, 5.20%, 12/11/38	780	798
CarMax Auto Owner Trust, 4.79%, 02/15/13	500	519
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	866
Cityview Apts DUS, 4.21% 08/01/20, TBA (f) (g)	250	258
Collegetown Apts DUS, 4.21%, 08/01/20, TBA (f) (g)	250	258
Continental Airlines Inc. Pass-Through Trust - Class A,
5.98%, 04/19/22	275	270
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	900	931
JPMorgan Chase Commercial Mortgage Securities Corp.
REMIC, 5.72%, 09/11/38 (i)	540	579
REMIC, 5.46%, 03/11/39 (i)	915	972
REMIC, 5.54%, 09/11/41	600	626
REMIC, 5.54%, 10/12/41	545	572
Marriott Vacation Club Trust, 5.36%, 10/20/28 (t)	39	40
Merrill Lynch Mortgage Trust
REMIC, 5.05%, 07/12/38 (i)	500	523
Morgan Stanley Dean Witter Capital I
REMIC, 5.98%, 01/15/39	560	591
OBP Depositor LLC Trust, 4.65%, 07/15/45 (f) (t)	495	497
SBA Tower Trust, 4.25%, 04/15/15 (t)	420	440
Sigma Finance, Inc. (d) (f) (u)	1,046	44
South New Hamp DUS, 3.99%, 08/01/20, TBA (f) (g)	250	255
Southwest Airlines Co., 6.15%, 08/01/22	231	238
The Pines DUS, 5.00%, 09/01/20, TBA (f) (g)	200	203

Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,100)		12,593

CORPORATE BONDS AND NOTES - 9.7%
CONSUMER DISCRETIONARY - 0.9%
CBS Corp., 5.75%, 04/15/20 (e)	805	864
Comcast Corp.
6.50%, 01/15/17 (e)	750	859
6.55%, 07/01/39	375	410
COX Communications Inc., 5.45%, 12/15/14	500	552
Daimler Finance North America LLC
6.50%, 11/15/13	425	476
8.50%, 01/18/31 (e)	300	383
Group Televisa, 6.63%, 01/15/40	375	391
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	506
News America Inc., 5.65%, 08/15/20 (e)	845	933
Staples Inc., 9.75%, 01/15/14 (l)	335	411
Target Corp., 5.38%, 05/01/17 (e)	800	911
Time Warner Cable Inc.
5.85%, 05/01/17	270	296
5.00%, 02/01/20	500	511
Viacom Inc., 6.88%, 04/30/36	670	758
		8,261
CONSUMER STAPLES - 0.8%
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (t)	680	784
5.38%, 01/15/20 (e)	170	183
Cargill Inc., 5.60%, 09/15/12 (t)	485	526
CVS Caremark Corp.
6.13%, 08/15/16	400	458
5.75%, 06/01/17	245	273
Kraft Foods Inc., 6.25%, 06/01/12	825	899
SABMiller Plc, 6.50%, 07/15/18 (t)	600	698
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,298
WM Wrigley Jr. Co., 3.70%, 06/30/14 (t)	925	936
		7,055
ENERGY - 0.3%
ConocoPhillips, 4.60%, 01/15/15 (e)	500	546
EOG Resources Inc., 5.63%, 06/01/19	190	214
Motiva Enterprises LLC, 5.75%, 01/15/20 (e) (t)	75	83
Shell International Finance BV
3.10%, 06/28/15	400	406
3.25%, 09/22/15 (e)	550	562
4.38%, 03/25/20 (e)	675	698
StatoilHydro ASA, 5.25%, 04/15/19	215	236
		2,745

FINANCIALS - 5.2%
Ace Capital Trust II, 9.70%, 04/01/30	525	629
American Express Centurion Bank, 6.00%, 09/13/17	850	934
Ameriprise Financial Inc., 5.30%, 03/15/20	170	178
ANZ National International Ltd., 2.38%, 12/21/12 (t)	260	263
ASIF Global Financing XIX, 4.90%, 01/17/13 (t)	500	490
AXA SA, 8.60%, 12/15/30	425	480
Bank of America Corp.
6.50%, 08/01/16	600	649
5.42%, 03/15/17	700	697
Bank of New York Mellon
4.30%, 05/15/14	240	258
5.45%, 05/15/19 (e)	500	558
Bank of Nova Scotia, 3.40%, 01/22/15 (e)	625	645
Barclays Bank Plc, 6.75%, 5/22/19	320	356
Capital One Capital IV, 6.75%, 02/17/37 (e)	250	209
Caterpillar Financial Services Corp., 2.75%, 06/24/15	600	605
CDP Financial, 4.40%, 11/25/19 (t)	600	616
Charles Schwab Corp., 4.95%, 06/01/14	190	206
Citigroup Inc.
5.50%, 10/15/14 (e)	515	529
8.50%, 05/22/19 (e)	400	477
8.13%, 07/15/39	115	137
Credit Agricole SA, 3.50%, 04/13/15 (t)	740	724
Credit Suisse New York, 3.50%, 03/23/15 (e)	345	348
Deutsche Bank AG, 3.45%, 03/30/15	500	504
Discover Financial Services, 6.45%, 06/12/17	90	91
Eaton Vance Corp., 6.50%, 10/02/17	160	182
EDP Finance BV, 4.90%, 10/01/19 (t)	390	353
ENEL Finance International SA, 5.13%, 10/07/19 (e) (t)	350	352
ENEL Finance International SA, 6.80%, 09/15/37 (t)	235	251
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	228
General Electric Capital Corp.
3.00%, 12/09/11	5,000	5,165
5.88%, 02/15/12	1,000	1,063
5.90%, 05/13/14 (e)	250	276
Goldman Sachs Group Inc.
1.63%, 07/15/11	4,000	4,047
5.63%, 01/15/17	1,350	1,365
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	607
HCP Inc., 6.00%, 01/30/17	365	369
HSBC Bank USA, 5.88%, 11/01/34	250	245
HSBC Finance Corp., 6.38%, 11/27/12 (e)	500	540
John Deere Capital Corp., 2.95%, 03/09/15 (e)	180	185
JPMorgan Chase & Co.
3.70%, 01/20/15 (e)	600	614
6.30%, 04/23/19	475	537
6.40%, 05/15/38 (e)	425	492
Kimco Realty Corp., 5.78%, 03/15/16	345	369
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (e) (t)	475	503
Liberty Property LP, 6.63%, 10/01/17	225	242
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (t)	625	602
MassMutual Global Funding II, 2.88%, 04/21/14 (t)	172	176
Metropolitan Life Global Funding I, 2.88%, 09/17/12 (t)	600	614
Morgan Stanley
2.00%, 09/22/11	5,000	5,087
6.00%, 05/13/14	400	424
5.38%, 10/15/15	170	172
5.45%, 01/09/17	700	694
National Rural Utilities Cooperative Finance Corp.,
5.45%, 02/01/18 (e)	1,000	1,110
Nomura Holdings Inc., 5.00%, 03/04/15	280	296
Nordea Bank AB, 3.70%, 11/13/14 (t)	345	351
PNC Funding Corp., 5.40%, 06/10/14	525	575
ProLogis, 5.63%, 11/15/16	400	376
Prudential Financial Inc.
5.50%, 03/15/16	425	448
6.00%, 12/01/17	450	481
Rabobank Nederland NV, 3.20%, 03/11/15 (t)	750	758
Realty Income Corp.
6.75%, 08/15/19	355	392
5.75%, 01/15/21	335	342
Royal Bank of Scotland Plc, 4.88%, 03/16/15	500	497
Simon Property Group LP
4.20%, 02/01/15	600	617
6.10%, 05/01/16	325	361
Sovereign Bank, 8.75%, 05/30/18	450	516
Standard Chartered Plc, 3.85%, 04/27/15 (t)	265	267
Svenska Handelsbanken AB, 4.88%, 06/10/14 (t)	700	739
U.S. Bank NA, 4.95%, 10/30/14 (e)	450	490
US Bancorp, 2.88%, 11/20/14	500	509
Wachovia Corp., 5.25%, 08/01/14 (e)	500	529
WEA Finance LLC
5.70%, 10/01/16 (t)	100	106
7.13%, 04/15/18 (t)	350	395
Wells Fargo & Co., 3.75%, 10/01/14	575	589
		47,081
HEALTH CARE - 0.5%
Amgen Inc.
6.15%, 06/01/18	425	503
5.70%, 02/01/19 (e)	350	407
Express Scripts Inc., 6.25%, 06/15/14	160	181
Merck & Co. Inc., 4.00%, 06/30/15	370	401
Pfizer Inc., 6.20%, 03/15/19	700	832
Roche Holdings Inc., 6.00%, 03/01/19 (l) (t)	750	874
Schering-Plough Corp., 5.30%, 12/01/13 (l)	450	505
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	140	145
3.20%, 05/01/15 (e)	180	186
UnitedHealth Group Inc., 5.50%, 11/15/12	379	407
		4,441
INDUSTRIALS - 0.3%
Boeing Co., 3.75%, 11/20/16	860	918
Deere & Co., 4.38%, 10/16/19	185	197
Pitney Bowes Inc., 5.75%, 09/15/17	385	432
Siemens Financieringsmaatschappij NV,
5.75%, 10/17/16 (t)	675	764
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500	528
		2,839
INFORMATION TECHNOLOGY - 0.4%
Cisco Systems Inc., 4.45%, 01/15/20	500	528
Dell Inc., 5.88%, 06/15/19 (e)	460	517
Fiserv Inc., 6.13%, 11/20/12	450	493
Hewlett-Packard Co., 5.25%, 03/01/12	350	375
Intuit Inc., 5.40%, 03/15/12	550	584
Oracle Corp., 6.13%, 07/08/39 (e)	500	585
Xerox Corp.
8.25%, 05/15/14	345	404
6.75%, 02/01/17	75	84
6.35%, 05/15/18	50	56
5.63%, 12/15/19	30	32
		3,658
MATERIALS - 0.1%
Potash Corp. of Saskatchewan Inc.,
4.88%, 03/30/20 (e)	675	718

TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc.
6.45%, 06/15/34	480	522
6.80%, 05/15/36	150	172
BellSouth Corp., 6.55%, 06/15/34	300	330
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	78
Deutsche Telekom International Finance BV,
8.75%, 06/15/30 (l)	275	355
France Telecom SA, 4.38%, 07/08/14 (e)	230	248
Telecom Italia Capital SA, 5.25%, 10/01/15	675	681
Verizon Global Funding Corp., 7.75%, 12/01/30	500	623
Verizon Wireless Capital LLC, 5.55%, 02/01/14	500	561
Vodafone Group Plc, 5.45%, 06/10/19	600	642
		4,212
UTILITIES - 0.8%
Abu Dhabi National Energy Co.
5.62%, 10/25/12 (t)	250	259
5.88%, 10/27/16 (t)	195	200
Atmos Energy Corp., 6.35%, 06/15/17	385	428
Colorado Public Service Co., 5.13%, 06/01/19	500	553
Consolidated Edison Co. of New York Inc.,
5.30%, 12/01/16	250	278
Duke Energy Carolinas LLC, 4.30%, 06/15/20 (e)	875	924
Indianapolis Power & Light Co. (insured by AMBAC
Assurance Corp.), 6.60%, 06/01/37 (t)	500	572
MidAmerican Energy Co., 5.65%, 07/15/12	500	541
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	385
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (t)	415	426
Pennsylvania Electric Co., 5.20%, 04/01/20	600	625
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	70
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	233
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	117
5.35%, 05/15/40 (e)	800	863
Southern California Edison Co., 5.55%, 01/15/37	500	547
		7,021

Total Corporate Bonds and Notes (cost $84,206)		88,031

GOVERNMENT AND AGENCY OBLIGATIONS - 22.9%
GOVERNMENT SECURITIES - 11.8%
Municipals - 1.0%
Bay Area Toll Authority, 6.26%, 04/01/49	600	631
Dallas Area Rapid Transit (insured by AMBAC
Assurance Corp.), 6.00%, 12/01/44	890	986
Illinois State Toll Highway Municipal Bond,
6.18%, 01/01/34	565	585
Irvine Ranch Water District, 2.61%, 03/15/14	545	557
Los Angeles Unified School District, 5.75%, 07/01/34	800	783
Maryland Transportation Authority, 5.89%, 07/01/43	270	292
Massachusetts School Building Authority,
5.72%, 08/15/39	500	537
New Jersey State Turnpike Authority, 7.41%, 01/01/40	205	250
New York, NJ, Port Authority Revenue
5.86%, 12/01/24	180	198
6.04%, 12/01/29	105	113
New York State Thruway Authority, Miscellaneous
Revenue, RB, 5.88%, 04/01/30	840	898
North Texas Tollway Authority, 6.72%, 01/01/49	850	919
Oregon School Boards Association (insured by AMBAC
Assurance Corp.), 4.76%, 06/30/28	420	381
Oregon State Department of Transportation,
5.83%, 11/15/34	255	276
San Antonio Texas Electric & Gas, 5.99%, 02/01/20	135	148
University of California, Series F, 6.58%, 05/15/49	370	395
University of California Build America Bond,
5.77%, 05/15/43	615	629
University of Missouri, 5.96%, 11/01/39	360	390
		8,968
Sovereign - 0.7%
Financing Corp.
4.49%, 12/06/13	275	257
4.49%, 12/27/13	220	205
Province of Ontario, Canada, 4.00%, 10/07/19 (e)	550	568
Qatar Government International Bond, 4.00%, 01/20/15 (t)	425	437
Republic of Hungary, 6.25%, 01/29/20	320	315
Resolution Funding Corp. - Interest Only Strip,
3.88%, 04/15/14	2,550	2,379
Tennessee Valley Authority, 4.38%, 06/15/15 (e)	1,900	2,098
		6,259
U.S. Treasury Securities - 10.1%
U.S. Treasury Bond
4.25%, 05/15/39	1,000	1,057
4.38%, 11/15/39	5,960	6,434
4.63%, 02/15/40	5,600	6,295
U.S. Treasury Note
2.38%, 08/31/10	2,000	2,007
1.00%, 07/31/11	9,300	9,358
1.00%, 09/30/11	36,500	36,751
4.50%, 03/31/12	2,225	2,380
1.38%, 05/15/12	13,000	13,191
4.75%, 05/31/12	2,000	2,159
3.13%, 09/30/13	2,500	2,662
1.88%, 02/28/14	2,000	2,038
3.88%, 05/15/18	1,000	1,093
3.63%, 02/15/20 (e)	6,750	7,132
		92,557
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.1%
Federal Home Loan Mortgage Corp. - 3.8%
Federal Home Loan Mortgage Corp.
3.50%, 05/29/13 (e)	5,000	5,342
5.50%, 10/01/16	124	133
6.00%, 04/01/17	98	106
5.00%, 10/01/17	119	128
6.50%, 11/01/17	40	44
5.00%, 01/01/18	53	57
5.50%, 01/01/18	1	1
5.00%, 04/01/18	66	71
4.50%, 05/01/18	77	83
5.00%, 05/01/18	126	135
4.50%, 09/01/18	105	112
4.50%, 11/01/18	67	70
4.50%, 11/01/18	142	152
5.50%, 11/01/18	57	62
5.50%, 01/01/19	213	231
4.50%, 03/01/19	572	610
5.50%, 08/01/19	199	216
5.00%, 05/01/21	938	1,006
5.00%, 12/01/21	86	92
5.00%, 02/01/23	51	54
5.00%, 03/01/23	36	39
5.00%, 05/01/23	132	140
5.00%, 07/01/23	1,475	1,574
5.00%, 07/01/23	871	930
5.00%, 08/01/23	796	849
6.00%, 07/17/30, TBA (g)	5,800	6,295
7.00%, 11/01/30	103	117
7.00%, 06/01/31	30	34
7.00%, 10/01/32	102	115
6.00%, 07/01/35	254	277
6.00%, 01/01/36	1,052	1,148
6.00%, 03/01/37	105	114
6.00%, 09/01/37	1,310	1,441
4.50%, 04/01/38	74	77
4.50%, 09/01/38	68	70
4.50%, 02/01/39	1,122	1,164
4.50%, 02/01/39	5,194	5,388
4.50%, 03/01/39	3,331	3,456
6.00%, 12/01/39	157	170
6.00%, 12/01/39	811	881
6.00%, 12/01/39	1,165	1,266
		34,250
Federal National Mortgage Association - 6.7%
Federal National Mortgage Association
5.00%, 11/01/17	51	54
6.00%, 01/01/18	31	34
5.00%, 02/01/18	240	258
5.00%, 12/01/18	367	395
5.50%, 07/01/20, TBA (g)	8,000	8,641
5.00%, 03/01/21	342	366
5.50%, 11/01/21	261	283
5.50%, 08/01/23	1,696	1,835
7.50%, 09/01/29	33	38
7.00%, 10/01/33	191	213
4.50%, 11/01/33	154	162
4.50%, 12/01/33	308	323
4.50%, 09/01/35	681	712
4.50%, 09/01/35	244	256
6.50%, 07/01/36, TBA (g)	6,500	7,119
6.00%, 07/14/36, TBA (g)	18,700	20,281
6.00%, 11/01/37	702	765
6.00%, 09/01/38	177	193
4.50%, 02/01/39	884	918
4.50%, 02/01/39	7,761	8,058
4.50%, 03/01/39	2,224	2,309
4.50%, 03/01/39	7,821	8,120
		61,333
Government National Mortgage Association - 0.6%
Government National Mortgage Association
6.50%, 04/15/26	39	43
5.50%, 11/15/32	95	103
7.00%, 01/15/33	37	42
6.00%, 02/15/33	114	126
6.00%, 03/15/33	37	41
5.50%, 05/15/33	88	95
7.00%, 05/15/33	18	21
5.50%, 05/20/33	129	141
5.00%, 06/20/33	72	78
5.50%, 07/15/33	38	41
5.00%, 10/15/33	210	225
6.00%, 10/20/33	130	144
6.00%, 04/15/34	13	15
6.00%, 01/15/35	9	10
5.50%, 02/15/36	19	21
5.00%, 03/15/36	33	36
5.00%, 06/15/37	68	73
5.00%, 06/15/38	505	540
5.00%, 06/15/38	772	824
5.00%, 06/15/38	800	854
5.00%, 07/15/38	39	42
5.00%, 07/15/38	37	39
5.00%, 09/15/38	1,701	1,817
REMIC, 7.50%, 09/16/35	21	24
		5,395

Total Government and Agency Obligations (cost $202,950)		208,762

SHORT TERM INVESTMENTS - 11.4%
Mutual Funds - 8.1%
JNL Money Market Fund, 0.06% (a) (h)	73,691	73,691

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	22,777	22,777
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	7,375	7,375
		30,152

Total Short Term Investments (cost $103,843)		103,843

Total Investments - 109.3% (cost $1,001,739)		995,806
Other Assets and Liabilities, Net - (9.3%)		(84,940)
Total Net Assets - 100%		$910,866

JNL/Select Money Market Fund
CORPORATE BONDS AND NOTES - 1.0%
FINANCIALS - 1.0%
National Australia Bank Ltd., 0.38%, 01/27/11 (i) (t)	$7,800	$7,800

Total Corporate Bonds and Notes (cost $7,800)		7,800

SHORT TERM INVESTMENTS - 98.9%
Certificates of Deposit - 24.6%
Bank of Montreal, 0.26%, 07/14/10	10,400	10,400
Bank of Nova Scotia
0.29%, 08/03/10	10,000	10,000
0.29%, 09/02/10	8,000	8,000
Barclays Bank Plc
0.37%, 08/09/10	11,200	11,200
0.44%, 10/06/10	3,000	3,000
BNP Paribas, 0.29%, 07/07/10	17,000	17,000
Citibank NA, 0.30%, 07/06/10	16,000	16,000
Credit Agricole SA, 0.33%, 09/01/10	8,000	8,000
Deutsche Bank, 0.30%, 07/20/10	7,100	7,100
DNB Nor Bank ASA
0.26%, 07/19/10	8,000	8,000
0.32%, 08/16/10	8,400	8,400
Nordea Bank Finland Plc, 0.35%, 10/06/10	8,500	8,500
Rabobank Nederland, 0.27%, 07/20/10	16,500	16,500
Royal Bank of Canada
0.40%, 10/28/10	4,000	4,000
0.35%, 02/24/11	8,800	8,800
Societe Generale, 0.30%, 07/13/10	11,400	11,400
Svenska Handels NY, 0.40%, 08/16/10	10,000	10,000
Toronto-Dominion Bank, 0.35%, 10/13/10	10,300	10,300
Toronto-Dominion Bank NY, 0.27%, 08/10/10	8,000	8,000
UBS AG Stamford
0.32%, 09/02/10	8,800	8,800
0.42%, 11/04/10 (i)	7,100	7,100
		200,500
Commercial Paper - 19.0%
Bank of America Corp.
0.29%, 07/07/10	12,800	12,799
0.50%, 09/07/10	7,500	7,492
CAFCO LLC, 0.04%, 07/16/10	11,000	10,998
Commonwealth Bank Group, 0.27%, 08/17/10	7,000	6,998
Enterprise Funding, 0.33%, 07/15/10	11,700	11,698
Falcon Asset Securitization Co. LLC, 0.40%, 07/23/10	2,800	2,799
General Electric Co., 0.27%, 07/19/10	20,000	19,997
HSBC Bank USA
0.28%, 07/08/10	11,400	11,399
0.34%, 08/10/10	3,200	3,199
Jupiter Securitization Corp., 0.33%, 07/09/10	8,000	7,999
Merck & Co. Inc., 0.22%, 07/06/10	7,250	7,250
New York Life Cap, 0.28%, 07/15/10	4,500	4,500
Nordea Bank Finland Plc, 0.30%, 07/28/10	8,600	8,598
Proctor and Gamble, 0.17%, 07/09/10	11,500	11,500
Westpac Banking Corp., 0.25%, 07/08/10	15,100	15,099
Yorktown Capital LLC, 0.33%, 07/21/10	12,600	12,598
		154,923
Federal Home Loan Bank - 1.1%
Federal Home Loan Bank
0.27%, 10/29/10	7,100	7,099
0.34%, 02/16/11	2,200	2,195
		9,294
Federal Home Loan Mortgage Corp. - 7.5%
Federal Home Loan Mortgage Corp.
0.26%, 09/01/10	4,000	3,998
0.24%, 09/14/10	27,000	26,987
0.29%, 09/20/10	5,000	4,997
0.28%, 09/27/10	20,000	19,986
0.25%, 12/20/10	5,000	4,994
		60,962
Federal National Mortgage Association - 10.8%
Federal National Mortgage Association
0.19%, 07/07/10	10,000	10,000
0.18%, 07/14/10	11,000	10,999
0.27%, 09/08/10	15,000	14,992
0.29%, 09/22/10	6,500	6,496
0.25%, 12/15/10	13,000	12,985
0.25%, 12/22/10	13,000	12,984
0.31%, 01/10/11	2,000	1,997
0.33%, 01/10/11	3,595	3,589
0.33%, 01/18/11	7,700	7,686
0.36%, 02/14/11	5,400	5,388
0.37%, 02/18/11	1,000	998
		88,114
Repurchase Agreement - 34.0%
Repurchase Agreement with Banc of America Securities,
0.05%, (Collateralized by $158,440 Federal National
Mortgage Association, 5.00%, due on 07/01/40, value
$168,708) acquired on 06/30/10, due 07/01/10,
at $165,400.	165,400	165,400
Repurchase Agreement with UBS Securities LLC, 0.09%
(Collateralized by $107,017 Federal National
Mortgage Association, 4.00%-6.00%, due 07/01/20 –
04/01/36, value $114,039) acquired on 06/30/10,
due 07/01/10 at $111,800.	111,800	111,800
		277,200
U.S. Treasury Securities - 1.9%
U.S. Treasury Bill, 0.11%, 09/09/10	15,000	14,994

Mutual Funds - 0.0%
JPMorgan Prime Money Market Fund, 0.09% (h)	60	60

Total Short Term Investments (cost $806,047)		806,047

Total Investments - 99.9% (cost $813,847)		813,847
Other Assets and Liabilities, Net - 0.1%		1,175
Total Net Assets - 100%		$815,022

JNL/Select Value Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 10.5%
CBS Corp. - Class B	516	$6,665
Coach Inc.	96	3,523
Comcast Corp. - Class A	747	12,978
Ford Motor Co. (c) (e)	463	4,664
Home Depot Inc.	324	9,103
Kohl’s Corp. (c)	175	8,332
Mattel Inc.	452	9,556
Stanley Black & Decker Inc.	290	14,626
Staples Inc.	391	7,449
Target Corp.	215	10,581
		87,477
CONSUMER STAPLES - 8.1%
CVS Caremark Corp.	304	8,925
Dean Foods Co. (c)	394	3,963
General Mills Inc.	128	4,561
Kimberly-Clark Corp.	106	6,396
Kraft Foods Inc. - Class A	350	9,794
Molson Coors Brewing Co.	125	5,295
PepsiCo Inc.	165	10,063
Philip Morris International Inc.	201	9,191
Sysco Corp.	302	8,620
		66,808
ENERGY - 15.0%
Anadarko Petroleum Corp.	64	2,310
Apache Corp.	118	9,934
Baker Hughes Inc. (e)	286	11,885
Chevron Corp.	337	22,882
ConocoPhillips	340	16,710
EOG Resources Inc.	69	6,778
Exxon Mobil Corp.	218	12,418
Hess Corp.	150	7,531
Marathon Oil Corp.	321	9,992
Occidental Petroleum Corp.	268	20,661
Southwestern Energy Co. (c)	82	3,172
		124,273
FINANCIALS - 21.9%
ACE Ltd.	327	16,844
Ameriprise Financial Inc.	145	5,221
Bank of America Corp.	1,205	17,317
Bank of New York Mellon Corp.	367	9,062
Chubb Corp.	233	11,627
Credit Suisse Group AG - ADR	182	6,816
Goldman Sachs Group Inc.	106	13,967
JPMorgan Chase & Co.	743	27,205
Marsh & McLennan Cos. Inc.	389	8,774
PNC Financial Services Group Inc.	324	18,300
Principal Financial Group Inc.	305	7,145
Unum Group	506	10,983
Wells Fargo & Co.	1,089	27,871
		181,132
HEALTH CARE - 11.4%
Abbott Laboratories	194	9,085
Amgen Inc. (c)	196	10,315
Baxter International Inc.	185	7,506
Covidien Plc	166	6,686
Johnson & Johnson	165	9,751
Merck & Co. Inc.	324	11,344
Pfizer Inc.	1,052	15,002
Teva Pharmaceutical Industries Ltd. - ADR	152	7,897
UnitedHealth Group Inc.	372	10,559
Zimmer Holdings Inc. (c)	109	5,886
		94,031
INDUSTRIALS - 11.1%
Boeing Co.	139	8,729
Cummins Inc.	162	10,538
General Electric Co.	1,230	17,729
Illinois Tool Works Inc.	171	7,059
Ingersoll-Rand Plc	404	13,924
PACCAR Inc.	164	6,539
Textron Inc.	451	7,648
Tyco International Ltd.	324	11,429
Waste Management Inc.	265	8,286
		91,881
INFORMATION TECHNOLOGY - 8.8%
Cisco Systems Inc. (c)	593	12,630
Hewlett-Packard Co.	269	11,625
Intel Corp.	669	13,014
Maxim Integrated Products Inc.	327	5,477
Microsoft Corp.	489	11,243
QUALCOMM Inc.	183	6,020
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	412	4,016
Texas Instruments Inc.	373	8,672
		72,697
MATERIALS - 4.5%
Agrium Inc.	142	6,959
Cliffs Natural Resources Inc.	112	5,258
Dow Chemical Co.	116	2,749
EI Du Pont de Nemours & Co.	265	9,177
Mosaic Co.	148	5,761
Rexam Plc - ADR	180	4,071
Steel Dynamics Inc.	235	3,093
		37,068
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	720	17,415
Verizon Communications Inc.	218	6,103
		23,518
UTILITIES - 3.6%
Edison International	226	7,169
Entergy Corp.	169	12,132
NextEra Energy Inc.	70	3,423
Northeast Utilities	274	6,974
		29,698

Total Common Stocks (cost $832,364)		808,583

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$631	27

Total Non-U.S. Government Agency Asset-Backed Securities (cost $631)		27

SHORT TERM INVESTMENTS - 3.3%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.06% (a) (h)	23,389	23,389

Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	2,925	2,925
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	1,213	1,213
		4,138

Total Short Term Investments (cost $27,527)		27,527

Total Investments - 101.0% (cost $860,522)		836,137
Other Assets and Liabilities, Net - (1.0%)		(7,960)
Total Net Assets - 100%		$828,177

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 15.1%
Amazon.com Inc. (c)		319	$34,854
AutoZone Inc. (c)		49	9,545
CarMax Inc. (c)		261	5,200
Carnival Plc		191	6,184
Coach Inc.		272	9,931
Kohl’s Corp. (c)		119	5,657
Liberty Media Corp. - Interactive (c)		694	7,288
Lowe’s Cos. Inc.		530	10,821
Marriott International Inc. - Class A		378	11,326
McGraw-Hill Cos. Inc.		152	4,266
MGM Mirage (c) (e)		412	3,971
Nike Inc. - Class B		149	10,058
O’Reilly Automotive Inc. (c)		117	5,569
Priceline.com Inc. (c)		15	2,595
Starbucks Corp.		629	15,287
Starwood Hotels & Resorts Worldwide Inc.		161	6,674
Walt Disney Co.		395	12,439
			161,665
CONSUMER STAPLES - 2.4%
Costco Wholesale Corp.		144	7,885
PepsiCo Inc.		149	9,051
Procter & Gamble Co.		147	8,828
			25,764
ENERGY - 6.1%
Cameron International Corp. (c)		202	6,569
EOG Resources Inc.		129	12,660
FMC Technologies Inc. (c)		120	6,324
Murphy Oil Corp.		66	3,280
Petroleo Brasileiro SA - ADR		350	10,433
Schlumberger Ltd.		283	15,634
Suncor Energy Inc.		364	10,707
			65,607
FINANCIALS - 12.0%
American Express Co.		534	21,216
Charles Schwab Corp.		443	6,280
Franklin Resources Inc.		132	11,377
IntercontinentalExchange Inc. (c)		95	10,727
Invesco Ltd.		520	8,755
JPMorgan Chase & Co.		554	20,297
Morgan Stanley		199	4,614
Northern Trust Corp.		206	9,606
NYSE Euronext		191	5,272
PNC Financial Services Group Inc.		97	5,503
Sun Life Financial Services of Canada Inc. (e)		159	4,163
U.S. Bancorp		469	10,480
Wells Fargo & Co.		397	10,166
			128,456
HEALTH CARE - 9.6%
Allergan Inc.		198	11,559
Celgene Corp. (c)		96	4,858
Express Scripts Inc. (c)		540	25,405
Illumina Inc. (c) (e)		111	4,827
Intuitive Surgical Inc. (c)		21	6,738
McKesson Corp.		191	12,807
Medco Health Solutions Inc. (c)		436	24,031
Stryker Corp.		170	8,505
Zimmer Holdings Inc. (c)		88	4,729
			103,459
INDUSTRIALS - 11.7%
3M Co.		138	10,901
Bucyrus International Inc. - Class A		47	2,249
Danaher Corp.		891	33,074
Deere & Co.		82	4,588
Emerson Electric Co.		86	3,744
Expeditors International Washington Inc.		214	7,389
Fastenal Co. (e)		199	9,973
FedEx Corp.		123	8,602
McDermott International Inc. (c)		212	4,601
PACCAR Inc.		175	6,985
Precision Castparts Corp.		118	12,134
Republic Services Inc. - Class A		196	5,815
Rockwell Automation Inc.		101	4,972
Union Pacific Corp.		55	3,795
United Parcel Service Inc. - Class B		120	6,827
			125,649
INFORMATION TECHNOLOGY - 33.9%
Accenture Plc		283	10,942
Akamai Technologies Inc. (c)		209	8,463
Apple Inc. (c)		320	80,590
ASML Holding NV - ADR		147	4,049
Autodesk Inc. (c)		95	2,304
Automatic Data Processing Inc.		149	6,007
Baidu.com - ADR (c)		288	19,627
Broadcom Corp. - Class A		311	10,240
Cisco Systems Inc. (c)		613	13,061
Corning Inc.		518	8,362
Dolby Laboratories Inc. - Class A (c) (e)		193	12,124
eBay Inc. (c)		391	7,662
Google Inc. - Class A (c)		120	53,438
Hewlett-Packard Co.		153	6,613
International Business Machines Corp.		59	7,236
Juniper Networks Inc. (c) (e)		395	9,023
Marvell Technology Group Ltd. (c)		338	5,328
MasterCard Inc.		75	15,045
McAfee Inc. (c)		140	4,313
Nvidia Corp. (c)		390	3,977
QUALCOMM Inc.		472	15,504
Salesforce.com Inc. (c)		43	3,656
Samsung Electronics Co. Ltd.		6	3,834
SanDisk Corp. (c)		120	5,027
Tencent Holdings Ltd. (e)		609	10,081
Visa Inc. - Class A		444	31,406
Western Union Co.		339	5,052
			362,964
MATERIALS - 3.5%
Agnico-Eagle Mines Ltd.		49	2,954
BHP Billiton Ltd.		312	9,696
Freeport-McMoRan Copper & Gold Inc.		35	2,081
Praxair Inc.		296	22,501
			37,232
TELECOMMUNICATION SERVICES - 4.6%
American Tower Corp. (c)		437	19,434
Crown Castle International Corp. (c)		690	25,724
Leap Wireless International Inc. (c)		147	1,914
MetroPCS Communications Inc. (c)		223	1,831
			48,903

Total Common Stocks (cost $1,022,151)			1,059,699

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$1,745	74

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,745)			74

SHORT TERM INVESTMENTS - 4.4%
Mutual Funds - 1.1%
JNL Money Market Fund, 0.06% (a) (h)		630	630
T. Rowe Price Reserves Investment Fund, 0.30% (a) (h)		11,887	11,887
			12,517
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		25,495	25,495
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		9,769	9,769
			35,264

Total Short Term Investments (cost $47,781)			47,781

Total Investments - 103.3% (cost $1,071,677)			1,107,554
Other Assets and Liabilities, Net - (3.3%)			(35,827)
Total Net Assets - 100%			$1,071,727

JNL/T. Rowe Price Mid-Cap Growth Fund * (w)
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 15.1%
Cablevision Systems Corp. - Class A		339	$8,144
CarMax Inc. (c)		435	8,656
Chipotle Mexican Grill Inc. - Class A (c)		80	10,945
Discovery Communications Inc. - Class A (c)		182	6,499
Discovery Communications Inc. - Class C (c)		198	6,124
Dollar General Corp. (c)		351	9,670
Expedia Inc.		590	11,080
Lamar Advertising Co. (c) (e)		370	9,072
Liberty Media - Starz (c)		89	4,614
Liberty Media Corp. - Interactive (c)		512	5,376
Marriott International Inc. - Class A		437	13,084
O’Reilly Automotive Inc. (c)		189	8,989
Other Securities			38,630
			140,883
CONSUMER STAPLES - 1.8%
Shoppers Drug Mart Corp.		263	8,133
Whole Foods Market Inc. (c)		237	8,537
			16,670
ENERGY - 6.0%
Consol Energy Inc.		277	9,352
FMC Technologies Inc. (c)		147	7,741
Ultra Petroleum Corp. (c)		187	8,275
Other Securities			31,173
			56,541
FINANCIALS - 10.0%
MSCI Inc. (c)		286	7,836
Other Securities			85,314
			93,150
HEALTH CARE - 16.1%
CareFusion Corp. (c)		382	8,671
Cephalon Inc. (c)		176	9,988
CR Bard Inc.		119	9,226
Edwards Lifesciences Corp. (c)		240	13,445
Henry Schein Inc. (c)		176	9,662
Illumina Inc. (c) (e)		189	8,227
Waters Corp. (c)		131	8,476
Other Securities			82,591
			150,286
INDUSTRIALS - 18.1%
AMETEK Inc.		337	13,531
Fastenal Co.		231	11,594
Hertz Global Holdings Inc. (c)		811	7,672
IHS Inc. (c) (e)		205	11,976
McDermott International Inc. (c)		651	14,101
Quanta Services Inc. (c)		598	12,349
Robert Half International Inc.		336	7,913
Rockwell Collins Inc.		180	9,563
Roper Industries Inc.		208	11,640
Other Securities			68,880
			169,219
INFORMATION TECHNOLOGY - 23.2%
Akamai Technologies Inc. (c)		198	8,033
Altera Corp.		400	9,924
Dolby Laboratories Inc. - Class A (c) (e)		181	11,347
Factset Research Systems Inc.		120	8,039
Fiserv Inc. (c)		236	10,776
FLIR Systems Inc. (c) (e)		310	9,018
Global Payments Inc.		305	11,145
JDS Uniphase Corp. (c)		998	9,820
Juniper Networks Inc. (c)		485	11,068
Microchip Technology Inc. (e)		278	7,712
Red Hat Inc. (c)		353	10,216
Rovi Corp. (c)		209	7,923
Solera Holdings Inc.		240	8,688
Western Union Co.		662	9,870
Xilinx Inc.		336	8,487
Other Securities			74,539
			216,605
MATERIALS - 2.0%
Agnico-Eagle Mines Ltd.		202	12,278
Other Securities			5,934
			18,212
TELECOMMUNICATION SERVICES - 1.0%
American Tower Corp. (c)		183	8,144
Other Securities			1,271
			9,415
UTILITIES - 1.2%
Calpine Corp. (c)		891	11,332

Total Common Stocks (cost $823,238)			882,313

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		$2,339	99

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,339)			99

SHORT TERM INVESTMENTS - 11.4%
Mutual Funds - 5.8%
JNL Money Market Fund, 0.06% (a) (h)		3,978	3,978
T. Rowe Price Reserves Investment Fund, 0.30% (a) (h)		50,012	50,012
			53,990
Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		31,304	31,304
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		20,784	20,784
			52,088

Total Short Term Investments (cost $106,078)			106,078

Total Investments - 105.9% (cost $931,655)			988,490
Other Assets and Liabilities, Net - (5.9%)			(55,141)
Total Net Assets - 100%			$933,349

JNL/T. Rowe Price Short-Term Bond Fund
INVESTMENT FUNDS - 0.4%
T. Rowe Price Term Asset-Backed Securities
Loan Facility (a) (f) (s) (u)		258	$3,077

Total Investment Funds (cost $2,836)			3,077

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.5%
Ally Auto Receivables Trust
1.45%, 05/15/14		$1,815	1,823
1.38%, 07/15/14		3,119	3,125
American Express Credit Account Master Trust,
5.55%, 01/15/14		875	905
AmeriCredit Automobile Receivables Trust
0.97%, 01/15/13		2,550	2,548
3.72%, 11/17/14		355	361
Banc of America Commercial Mortgage Inc.
REMIC, 4.62%, 07/10/43		3,200	3,280
Bank of America Auto Trust
0.75%, 06/15/12 (t)		2,070	2,070
1.31%, 07/15/14		3,520	3,530
BCAP LLC Trust REMIC, 0.99%, 11/25/36 (i)		130	116
Cabela’s Master Credit Card Trust
5.26%, 10/15/14 (t)		300	314
1.80%, 01/16/18 (i) (t)		1,700	1,736
CarMax Auto Owner Trust
4.79%, 02/15/13		780	810
1.56%, 07/15/14		1,325	1,333
1.41%, 02/16/15 (f)		2,490	2,490
2.04%, 10/15/15 (f)		2,420	2,420
3.75%, 12/15/15		660	674
4.88%, 08/15/16		420	429
Chase Issuance Trust
4.96%, 09/17/12		4,000	4,036
5.12%, 10/15/14		1,155	1,255
Chrysler Financial Lease Trust
REMIC, 1.78%, 06/15/11 (t)		3,035	3,045
Citibank Credit Card Issuance Trust,
0.67%, 10/07/13 (i)		2,350	2,335
CitiFinancial Auto Issuance Trust,
2.59%, 10/15/13 (t)		1,538	1,557
CNH Equipment Trust
1.85%, 12/16/13		584	590
1.54%, 07/15/14		2,000	2,012
3.00%, 08/17/15		2,445	2,538
CS First Boston Mortgage Securities Corp.
REMIC, 6.53%, 06/15/34		2,862	2,935
Delta Air Lines Inc. Pass-Through Trust,
7.57%, 11/18/10		2,075	2,101
Discover Card Master Trust
1.65%, 12/15/14 (i)		3,500	3,557
1.00%, 09/15/15 (i)		3,090	3,107
Downey Savings & Loan Association Mortgage Loan Trust
REMIC, 0.55%, 11/19/37 (i)		1,268	792
Ford Credit Auto Owner Trust
1.51%, 01/15/14		1,990	2,002
2.42%, 11/15/14		1,823	1,865
8.14%, 02/15/16 (t)		415	466
Ford Credit Floorplan Master Owner Trust,
4.20%, 02/15/17 (t)		438	460
GreenPoint Mortgage Funding Trust
REMIC, 0.53%, 09/25/46 (i)		2,144	1,027
Harborview Mortgage Loan Trust
REMIC, 5.77%, 08/19/36 (i)		1,391	895
REMIC, 0.54%, 08/21/36 (i)		1,948	1,048
HFC Home Equity Loan Asset Backed Certificates
REMIC, 0.50%, 03/20/36 (i)		1,848	1,691
Honda Auto Receivables Owner Trust
1.25%, 10/21/13		1,680	1,687
1.98%, 05/23/16		545	553
John Deere Owner Trust, 1.57%, 10/15/13		715	716
JPMorgan Mortgage Trust
REMIC, 2.97%, 07/25/35 (i)		439	391
MMAF Equipment Finance LLC, 2.37%, 11/15/13 (t)		1,572	1,578
Nissan Auto Lease Trust, 3.51%, 11/17/14		880	902
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)		588	587
Sigma Finance, Inc. (d) (f) (u)		698	30
Structured Adjustable Rate Mortgage Loan Trust
REMIC, 6.00%, 11/25/37 (i)		1,992	1,090
Structured Asset Securities Corp.
REMIC, 2.54%, 09/25/33 (i)		826	744
Thornburg Mortgage Securities Trust
REMIC, 0.47%, 07/25/36 (i)		1,693	1,663
USAA Auto Owner Trust
1.30%, 06/16/14		1,120	1,125
2.14%, 09/15/15		895	910
Volkswagen Auto Loan Enhanced Trust, 0.66%, 05/21/12		1,345	1,344
Wells Fargo Mortgage Backed Securities Trust
REMIC, 2.97%, 04/25/35 (i)		2,913	2,636

Total Non-U.S. Government Agency Asset-Backed Securities (cost $87,854)			83,234

CORPORATE BONDS AND NOTES - 51.6%
CONSUMER DISCRETIONARY - 4.0%
Comcast Cable Communications Holdings Inc.,
6.75%, 01/30/11		2,470	2,547
COX Communications Inc.
7.75%, 11/01/10		450	459
6.75%, 03/15/11		2,200	2,273
Daimler Finance North America LLC, 7.75%, 01/18/11		2,925	3,022
DirecTV Holdings LLC, 4.75%, 10/01/14		3,355	3,553
ERAC USA Finance Co.
8.00%, 01/15/11 (t)		1,435	1,481
5.80%, 10/15/12 (t)		2,182	2,355
2.75%, 07/01/13 (t)		1,030	1,033
Home Depot Inc., 5.20%, 03/01/11		1,370	1,404
Staples Inc., 7.75%, 04/01/11 (l)		2,140	2,236
TCM Sub LLC, 3.55%, 01/15/15 (t)		2,620	2,679
Thomson Reuters Corp., 5.95%, 07/15/13		1,000	1,118
Time Warner Cable Inc., 5.40%, 07/02/12		2,200	2,350
Time Warner Inc., 6.88%, 05/01/12		485	528
Viacom Inc., 6.63, 05/15/11		1,940	2,022
			29,060
CONSUMER STAPLES - 4.2%
Altria Group Inc., 8.50%, 11/10/13 (l)		1,750	2,043
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12		2,285	2,346
7.20%, 01/15/14 (t)		1,100	1,265
BAT International Finance Plc, 8.13%, 11/15/13 (t)		2,950	3,482
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (t)		1,385	1,407
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/10		2,000	2,140
CVS/Caremark Corp., 2.04%, 09/10/10 (i)		825	827
Dr Pepper Snapple Group Inc.
1.70%, 12/21/11		2,485	2,499
2.35%, 12/21/12		525	531
General Mills Inc., 6.00%, 02/15/12		1,400	1,508
Kraft Foods Inc.
6.25%, 06/01/12		1,185	1,292
2.63%, 05/08/13		1,130	1,151
Kroger Co.
6.80%, 04/01/11		885	918
6.75%, 04/15/12		625	681
7.50%, 01/15/14		700	818
Procter & Gamble Co., 1.38%, 08/01/12		2,520	2,545
SABMiller Plc, 6.20%, 07/01/11 (t)		2,090	2,184
Safeway Inc.
6.50%, 03/01/11		300	310
5.80%, 08/15/12		2,080	2,260
			30,207
ENERGY - 4.4%
Canadian Natural Resources Ltd., 5.15%, 02/01/13		1,620	1,746
CenterPoint Energy Resources Corp., 7.88%, 04/01/13		575	659
Conoco Funding Co., 6.35%, 10/15/11		2,175	2,320
DCP Midstream LLC, 7.88%, 08/16/10		3,150	3,174
Devon Financing Corp. ULC, 6.88%, 09/30/11		1,800	1,922
Enterprise Products Operating LLC
4.60%, 08/01/12		1,785	1,867
6.38%, 02/01/13		675	733
Marathon Oil Corp., 6.50%, 02/15/14		1,000	1,126
Nabors Industries Inc., 5.38%, 08/15/12		910	967
Plains All American Pipeline LP, 4.25%, 09/01/12		2,830	2,957
SeaRiver Maritime Inc., 2.53%, 09/01/12		1,800	1,719
Shell International Finance BV, 1.88%, 03/25/13		2,615	2,637
Texas Gas Transmission LLC, 5.50%, 04/01/13 (t)		2,355	2,538
Transocean Inc., 5.25%, 03/15/13 (e)		2,185	2,055
Weatherford International Inc., 5.95%, 06/15/12		2,675	2,865
Williams Partners LP, 3.80%, 02/15/15 (e) (t)		890	896
XTO Energy Inc.
5.90%, 08/01/12		600	656
4.63%, 06/15/13		1,000	1,078
			31,915
FINANCIALS - 22.5%
Abbey National Treasury Service Plc,
3.88%, 11/10/14 (t)		1,430	1,412
Allstate Corp., 6.13%, 02/15/12		2,115	2,267
American Express Centurion Bank, 5.55%, 10/17/12		1,500	1,612
American Honda Finance Corp., 2.38%, 03/18/13 (t)		1,260	1,278
ANZ National International Ltd.
3.25%, 04/02/12 (e) (t)		3,700	3,811
2.38%, 12/21/12 (e) (t)		1,515	1,535
Australia & New Zealand Banking Group Ltd.,
2.40%, 01/11/13 (t)		730	738
AXA Financial Inc., 7.75%, 08/01/10		2,115	2,127
Banco Bradesco SA, 4.10%, 03/23/15 (s) (u)		1,115	1,111
Bank of America Corp., 7.38%, 05/15/14		1,100	1,233
Bank of Nova Scotia
2.25%, 01/22/13		925	939
2.38%, 12/17/13 (e)		3,280	3,341
Bank of the West, 2.15%, 03/27/12		3,100	3,175
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.60%, 01/22/13 (t)		815	828
Barclays Bank Plc, 2.50%, 01/23/13		2,595	2,584
BB&T Corp., 3.85%; 07/27/12		2,770	2,888
Caterpillar Financial Services Corp., 4.85%, 12/07/12		3,270	3,534
Charles Schwab Corp., 4.95%, 06/01/14		850	922
Citigroup Inc.
5.13%, 02/15/11		500	509
2.13%, 04/30/12		4,800	4,918
5.85%, 07/02/13		1,500	1,570
6.38%, 08/12/14		1,000	1,062
Commonwealth Bank of Australia, 2.75%, 10/15/12 (t)		1,170	1,193
Countrywide Home Loans Inc., 4.00%, 03/22/11		1,150	1,171
Credit Suisse New York, 3.45%, 07/02/12		1,275	1,317
Crown Castle Towers LLC, 4.52%, 01/15/15 (t)		1,515	1,581
Deutsche Bank AG, 5.38%, 10/12/12		2,055	2,202
Dexia Credit Local, 2.38%, 09/23/11 (t)		3,900	3,953
ENEL Finance International SA, 3.88%, 10/07/14 (t)		2,420	2,440
General Electric Capital Corp.
3.50%, 08/13/12		1,920	1,982
2.00%, 09/28/12		5,200	5,324
5.25%, 10/19/12		1,500	1,603
3.75%, 11/14/14 (e)		800	818
Goldman Sachs Group Inc.
3.63%, 08/01/12		2,550	2,598
4.75%, 07/15/13		1,000	1,044
GreenPoint Bank, 9.25%, 10/01/10		1,175	1,194
HSBC Holdings Plc, 5.25%, 12/12/12		1,640	1,724
John Deere Capital Corp.
1.29%, 06/10/11 (i)		1,800	1,812
4.95%, 12/17/12		2,610	2,825
JPMorgan Chase & Co.
6.95%, 08/10/12		2,429	2,664
1.16%, 02/26/13 (i)		2,310	2,310
4.65%, 06/01/14		885	944
Kreditanstalt fuer Wiederaufbau
3.75%, 06/27/11		2,800	2,880
4.75%, 05/15/12 (e)		4,500	4,805
Landeskreditbank Baden-Wuerttemberg Foerderbank,
3.25%, 10/29/10		2,000	2,015
LeasePlan Corp. NV, 3.00%, 05/07/12 (t)		1,900	1,954
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (t)		1,750	1,686
Mack-Cali Realty LP, 7.75%, 02/15/11		1,395	1,437
Merrill Lynch & Co. Inc., 0.52%, 07/25/11 (i)		1,250	1,239
MetLife Inc., 5.38%, 12/15/12		995	1,067
Metropolitan Life Global Funding I
2.88%, 09/17/12 (t)		1,000	1,024
2.50%, 01/11/13 (t)		730	738
5.13%, 06/10/14 (t)		500	543
Morgan Stanley
5.05%, 01/21/11		1,925	1,954
5.63%, 01/09/12 (e)		1,320	1,374
4.20%, 11/20/14		265	262
National Australia Bank Ltd., 2.35%, 11/16/12 (t)		1,475	1,488
National Rural Utilities Cooperative Finance Corp.,
2.63%, 09/16/12		1,070	1,098
New York Life Global Funding, 2.25%, 12/14/12 (t)		2,415	2,462
Nordea Bank AB, 2.50%, 11/13/12 (t)		765	773
NRW Bank, 5.38%, 07/19/10		4,000	4,004
PACCAR Financial Corp.
1.95%, 12/17/12		775	783
2.05%, 06/17/13		970	974
PNC Funding Corp., 3.63%, 02/08/15 (e)		1,315	1,354
Principal Financial Group Inc., 7.88%, 05/15/14		1,500	1,735
Prudential Financial Inc.
3.63%, 09/17/12		2,400	2,472
2.75%, 01/14/13		490	492
Rabobank Nederland NV, 4.20%, 05/13/14 (t)		1,150	1,221
Royal Bank of Scotland Plc, 2.63%, 05/11/12 (t)		5,200	5,318
Santander US Debt SA
0.71%, 10/21/11 (i) (t)		2,220	2,178
2.49%, 01/18/13 (t)		1,800	1,770
Simon Property Group LP, 4.20%, 02/01/15		540	555
SLM Corp.
5.45%, 04/25/11		970	982
5.13%, 08/27/12 (e)		1,540	1,517
Standard Chartered Plc, 3.85%, 04/27/15 (t)		955	964
Suncorp-Metway Ltd., 1.55%, 04/15/11 (e) (i) (t)		6,400	6,457
U.S. Bank NA, 6.38%, 08/01/11		2,700	2,851
UBS AG Stamford, 1.58%, 02/23/12 (i)		1,475	1,470
US Bancorp, 2.00%, 06/14/13		1,810	1,827
Wachovia Capital Trust III, 5.80% (callable at 100
beginning 03/15/11) (p)		425	338
WEA Finance LLC, 5.40%, 10/01/12 (t)		550	583
Wells Fargo & Co., 5.25%, 10/23/12		1,000	1,070
Westpac Banking Corp.
0.61%, 10/21/11 (i) (t)		1,880	1,879
3.25%, 12/16/11 (e) (t)		4,200	4,320
Williams Co. Inc., 6.38%, 10/01/10 (t)		725	731
Woodside Finance Ltd.
6.70%, 08/01/11 (t)		300	312
4.50%, 11/10/14 (t)		1,020	1,040
			162,089
HEALTH CARE - 3.8%
AmerisourceBergen Corp., 5.63%, 09/15/12		3,435	3,723
Boston Scientific Corp.
4.25%, 01/12/11		1,445	1,450
4.50%, 01/15/15		670	658
Cardinal Health Inc.
6.75%, 02/15/11		1,762	1,821
5.50%, 06/15/13		1,575	1,720
Express Scripts Inc., 5.25%, 06/15/12		2,755	2,943
Life Technologies Corp., 3.38%, 03/01/13		1,725	1,763
Novartis Capital Corp., 1.90%, 04/24/13		3,000	3,045
Roche Holdings Inc., 4.50%, 03/01/12 (l) (t)		1,700	1,790
Teva Pharmaceutical Finance III LLC, 1.50%, 06/15/12		1,865	1,872
Watson Pharmaceuticals Inc., 5.00%, 08/15/14		1,500	1,607
WellPoint Inc.
5.00%, 01/15/11		2,350	2,396
6.80%, 08/01/12		2,230	2,447
			27,235
INDUSTRIALS - 2.3%
Allied Waste Industries Inc., 5.75%, 02/15/11		2,475	2,535
CSX Corp., 5.75%, 03/15/13		1,350	1,475
Dun & Bradstreet Corp., 5.50%, 03/15/11		2,335	2,406
GATX Corp., 4.75%, 10/01/12		1,970	2,074
Northrop Grumman Systems Corp., 7.13%, 02/15/11		2,225	2,305
Republic Services Inc., 6.75%, 08/15/11		875	923
Southwest Airlines Co., 6.50%, 03/01/12		3,220	3,432
Waste Management Inc., 6.38%, 11/15/12		1,083	1,187
			16,337
INFORMATION TECHNOLOGY - 0.9%
Hewlett Packard Co., 2.25%, 05/27/11		2,500	2,535
Oracle Corp., 5.00%, 01/15/11		1,000	1,021
Xerox Corp.
5.50%, 05/15/12		1,840	1,961
5.65%, 05/15/13		1,000	1,082
			6,599
MATERIALS - 2.6%
Airgas Inc., 2.85%, 10/01/13		1,835	1,850
ArcelorMittal, 5.38%, 06/01/13		1,350	1,420
Barrick Gold Corp., 6.13%, 09/15/13		1,750	1,951
BHP Billiton Finance USA Ltd.
5.13%, 03/29/12		655	697
4.80%, 04/15/13		375	407
CRH America Inc., 5.30%, 10/15/13		980	1,053
Dow Chemical Co.
4.85%, 08/15/12		1,500	1,582
6.00%, 10/01/12		1,451	1,560
Lafarge SA, 6.15%, 07/15/11		2,875	2,946
Praxair Inc., 2.13%, 06/14/13		2,425	2,466
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (l)		2,500	3,032
			18,964
TELECOMMUNICATION SERVICES - 3.6%
America Movil SAB de CV, 3.63%, 03/30/15 (e) (t)		1,080	1,107
American Tower Corp., 4.63%, 04/01/15		375	390
AT&T Corp., 7.30%, 11/15/11 (l)		2,500	2,702
British Telecommunications Plc, 9.13%, 12/15/10 (l)		3,135	3,242
France Telecom SA, 7.75%, 03/01/11 (l)		1,200	1,252
Koninklijke KPN NV, 8.00%, 10/01/10		2,350	2,387
Rogers Cable Inc.
6.25%, 06/15/13		325	362
5.50%, 03/15/14		275	304
Rogers Wireless Communications Inc.,
6.38%, 03/01/14		900	1,022
Telecom Italia Capital SA
6.20%, 07/18/11		1,375	1,425
5.25%, 11/15/13		1,500	1,549
Telefonica Emisiones SAU
5.98%, 06/20/11		1,900	1,970
5.86%, 02/04/13		415	446
Telefonica Europe BV, 7.75%, 09/15/10		700	709
Verizon Virginia Inc., 4.63%, 03/15/13		2,780	2,934
Verizon Wireless Capital LLC
3.75%, 05/20/11		1,125	1,152
5.55%, 02/01/14		1,475	1,654
Vodafone Group Plc, 5.35%, 02/27/12 (e)		1,650	1,740
			26,347
UTILITIES - 3.3%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (t)		1,625	1,686
Appalachian Power Co., 5.65%, 08/15/12		1,750	1,877
Commonwealth Edison Co., 4.74%, 08/15/10		1,150	1,156
Dominion Resources Inc., 5.70%, 09/17/12		1,020	1,103
Duke Energy Corp., 6.30%, 02/01/14		1,575	1,773
Duke Energy Ohio Inc., 2.10%, 06/15/13		745	757
FirstEnergy Corp., 6.45%, 11/15/11		32	34
MidAmerican Energy Holdings Co., 5.00%, 02/15/14		1,825	1,969
Nevada Power Co., 8.25%, 06/01/11		2,015	2,133
NiSource Finance Corp., 7.88%, 11/15/10		350	358
Northeast Utilities, 5.65%, 06/01/13		2,775	2,987
PPL Energy Supply LLC, 6.40%, 11/01/11		1,200	1,278
Progress Energy Inc., 6.05%, 03/15/14		875	974
PSEG Power LLC
6.95%, 06/01/12		500	546
2.50%, 04/15/13 (t)		2,535	2,560
Southern California Edison Co., 0.71%, 10/21/11 (i)		1,110	1,115
Southern Co., 5.30%, 01/15/12		1,250	1,322
			23,628

Total Corporate Bonds and Notes (cost $367,786)			372,381

GOVERNMENT AND AGENCY OBLIGATIONS - 30.0%
GOVERNMENT SECURITIES - 8.8%
Sovereign - 4.2%
Canada Housing Trust, 4.00%, 06/15/12	CAD	6,310	6,198
Japan Finance Corp., 2.00%, 06/24/11		1,600	1,614
Kommunalbanken AS, 5.13%, 05/30/12		7,400	7,945
Mexican Bonos, 9.00%, 12/22/11	MXN	28,850	2,370
Societe Financement de l’Economie Francaise
1.50%, 10/29/10 (t)		10,100	10,132
2.00%, 02/25/11 (e) (t)		1,900	1,921
			30,180
Treasury Inflation Index Securities - 0.3%
U.S. Treasury Inflation Indexed Note, 1.88%, 07/05/13 (r)		2,018	2,134

U.S. Treasury Securities - 4.3%
U.S. Treasury Note, 1.00%, 07/31/11		31,000	31,194

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 21.2%
Federal Home Loan Bank - 1.6%
Federal Home Loan Bank, 3.25%, 03/11/11		11,200	11,421

Federal Home Loan Mortgage Corp. - 5.0%
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12		3,400	3,484
1.75%, 06/15/12		2,100	2,141
4.00%, 02/01/14		14	14
4.00%, 03/01/14		88	91
4.00%, 03/01/14		18	18
4.00%, 03/01/14		21	22
4.00%, 03/01/14		25	26
4.00%, 03/01/14		29	29
4.00%, 03/01/14		23	23
4.00%, 03/01/14		27	27
4.00%, 03/01/14		18	18
4.00%, 04/01/14		18	19
4.00%, 04/01/14		12	13
4.00%, 04/01/14		16	16
5.00%, 10/01/17		439	471
5.00%, 10/01/17		359	385
5.00%, 11/01/17		895	961
5.00%, 01/01/18		1,466	1,575
5.00%, 03/01/18		419	450
5.00%, 03/01/18		3,123	3,356
4.50%, 04/01/18		38	41
5.00%, 06/01/18		435	467
4.50%, 11/01/18		69	74
4.50%, 05/01/19		96	102
5.50%, 10/01/19		532	578
5.50%, 01/01/20		334	363
5.50%, 01/01/20		467	507
4.50%, 04/01/20		227	242
5.50%, 05/01/20		347	377
5.50%, 07/01/20		303	329
4.50%, 08/01/20		152	162
5.00%, 12/01/23		9,564	10,212
2.74%, 09/01/33 (i)		236	244
3.35%, 09/01/33 (i)		41	43
2.61%, 10/01/34 (i)		116	119
2.66%, 11/01/34 (i)		203	210
3.18%, 11/01/34 (i)		70	73
3.28%, 11/01/34 (i)		95	99
3.35%, 11/01/34 (i)		51	53
2.92%, 01/01/35 (i)		110	114
2.48%, 02/01/35 (i)		128	131
2.62%, 02/01/35 (i)		205	214
2.71%, 02/01/35 (i)		105	110
2.74%, 02/01/35 (i)		129	135
2.81%, 02/01/35 (i)		131	136
2.86%, 02/01/35 (i)		65	68
3.07%, 02/01/35 (i)		104	109
2.68%, 06/01/35 (i)		1,180	1,223
4.91%, 09/01/35 (i)		1,188	1,226
3.27%, 10/01/35 (i)		858	897
3.00%, 11/01/35 (i)		624	647
2.66%, 03/01/36 (i)		1,026	1,076
5.00%, 09/01/38		654	692
REMIC, 5.00%, 10/15/21		1,925	2,041
REMIC, 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%) (i) (s) (u)		58	58
			36,311
Federal National Mortgage Association - 14.3%
Federal National Mortgage Association
5.50%, 01/01/17		65	71
5.50%, 01/01/17		47	50
5.50%, 01/01/17		96	104
5.50%, 03/01/18		74	80
5.50%, 12/01/18		385	417
5.50%, 01/01/19		804	871
5.50%, 05/01/19		413	447
5.00%, 07/01/19		6,403	6,887
5.00%, 12/01/19		5,034	5,414
5.00%, 05/01/23		881	943
4.50%, 06/01/23		657	695
5.50%, 01/01/24		3,687	3,990
4.50%, 08/01/24		11,272	11,927
4.50%, 09/01/24		4,074	4,306
4.50%, 10/01/24		1,806	1,909
4.50%, 10/01/24		647	684
4.50%, 11/01/24		1,248	1,319
4.50%, 11/01/24		8,336	8,811
4.50%, 12/01/24		1,577	1,667
4.00%, 02/01/25		5,100	5,309
4.00%, 03/01/25		1,765	1,838
4.00%, 03/01/25		2,758	2,873
2.53%, 03/01/33 (i)		7	8
1.85%, 06/01/33 (i)		81	83
2.59%, 06/01/33 (i)		872	909
2.94%, 07/01/33 (i)		60	62
2.63%, 09/01/33 (i)		6	6
2.33%, 12/01/33 (i)		5	5
2.59%, 12/01/33 (i)		1,098	1,142
2.95%, 04/01/34 (i)		8,203	8,558
3.22%, 04/01/34 (i)		23	23
3.04%, 10/01/34 (i)		33	35
2.81%, 11/01/34 (i)		1,138	1,189
2.92%, 11/01/34 (i)		12	13
3.17%, 11/01/34 (i)		283	295
2.85%, 12/01/34 (i)		115	120
2.64%, 01/01/35 (i)		157	163
2.78%, 01/01/35 (i)		144	150
2.85%, 01/01/35 (i)		45	47
2.86%, 01/01/35 (i)		122	128
2.58%, 02/01/35 (i)		404	422
2.80%, 02/01/35 (i)		77	81
2.35%, 03/01/35 (i)		153	157
2.20%, 04/01/35 (i)		1,041	1,075
2.81%, 04/01/35 (i)		242	254
2.86%, 04/01/35 (i)		677	714
2.31%, 05/01/35 (i)		1,143	1,178
2.43%, 05/01/35 (i)		544	559
2.58%, 05/01/35 (i)		142	148
2.67%, 06/01/35 (i)		943	964
2.70%, 06/01/35 (i)		936	975
3.12%, 07/01/35 (i)		1,052	1,094
3.31%, 07/01/35 (i)		810	842
1.91%, 08/01/35 (i)		1,430	1,457
2.67%, 08/01/35 (i)		885	924
2.89%, 11/01/35 (i)		1,077	1,112
3.09%, 11/01/35 (i)		707	738
3.20%, 02/01/36 (i)		880	921
5.19%, 02/01/36 (i)		1,195	1,250
2.65%, 03/01/36 (i)		1,012	1,050
2.67%, 03/01/36 (i)		762	796
6.00%, 01/01/38		2,218	2,410
REMIC, 5.00%, 08/25/19		7,416	7,952
REMIC, 5.00%, 11/25/21		2,680	2,849
REMIC, Interest Only, 2.70%, 08/25/35 (i) (s) (u)		7	-
			103,470
Government National Mortgage Association - 0.3%
Government National Mortgage Association
7.00%, 12/15/17		1,402	1,511
5.50%, 07/15/20		353	383
			1,894

Total Government and Agency Obligations (cost $212,843)			216,604

SHORT TERM INVESTMENTS - 8.9%
Mutual Funds - 6.5%
JNL Money Market Fund, 0.06% (a) (h)		3,629	3,629
T. Rowe Price Reserves Investment Fund, 0.30% (a) (h)		43,237	43,237
			46,866
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		13,301	13,301
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		4,182	4,182
			17,483

Total Short Term Investments (cost $64,349)			64,349

Total Investments - 102.4% (cost $735,668)			739,645
Other Assets and Liabilities, Net - (2.4%)			(17,417)
Total Net Assets - 100%			$722,228

JNL/T. Rowe Price Value Fund * (w)
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 13.8%
Cablevision Systems Corp. - Class A	467	$11,203
Discovery Communications Inc. - Class C (c)	350	10,829
Fortune Brands Inc.	181	7,095
Home Depot Inc.	376	10,560
Kohl’s Corp. (c)	175	8,317
Liberty Media - Starz (c)	27	1,411
Liberty Media Corp. - Capital (c)	216	9,036
Time Warner Cable Inc.	191	9,942
Time Warner Inc.	332	9,587
Other Securities		35,590
		113,570
CONSUMER STAPLES - 4.9%
Kimberly-Clark Corp.	131	7,943
Philip Morris International Inc.	177	8,114
Other Securities		23,984
		40,041
ENERGY - 14.7%
Baker Hughes Inc. (e)	275	11,452
Chevron Corp.	223	15,140
Murphy Oil Corp.	201	9,945
Royal Dutch Shell Plc - ADR	216	10,858
Schlumberger Ltd.	170	9,402
Spectra Energy Corp.	607	12,178
Sunoco Inc.	201	7,003
Other Securities		44,703
		120,681
FINANCIALS - 22.6%
American Express Co.	272	10,806
Ameriprise Financial Inc.	211	7,620
AON Corp.	253	9,377
Bank of America Corp.	1,416	20,345
Citigroup Inc. (c)	1,532	5,761
JPMorgan Chase & Co.	498	18,217
KeyCorp	1,058	8,138
Lazard Ltd. - Class A	263	7,025
Morgan Stanley	338	7,845
SLM Corp. (c)	720	7,476
St. Joe Co. (c) (e)	351	8,118
Wells Fargo & Co.	479	12,255
Other Securities		62,760
		185,743
HEALTH CARE - 9.2%
Amgen Inc. (c)	155	8,148
Covidien Plc	202	8,096
Johnson & Johnson	163	9,603
Merck & Co. Inc.	241	8,410
Pfizer Inc.	1,203	17,159
Other Securities		23,907
		75,323
INDUSTRIALS - 10.8%
3M Co.	94	7,417
General Electric Co.	1,018	14,685
Honeywell International Inc.	195	7,591
Illinois Tool Works Inc.	175	7,212
Republic Services Inc. - Class A	244	7,251
Southwest Airlines Co.	1,106	12,285
Tyco International Ltd.	229	8,071
Other Securities		24,449
		88,961

INFORMATION TECHNOLOGY - 8.6%
International Business Machines Corp.	90	11,126
Microsoft Corp.	554	12,738
Texas Instruments Inc.	415	9,657
Tyco Electronics Ltd.	316	8,025
Western Union Co.	555	8,268
Other Securities		20,713
		70,527
MATERIALS - 3.5%
International Paper Co.	348	7,882
Weyerhaeuser Co.	288	10,131
Other Securities		10,819
		28,832
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	483	11,674
Other Securities		13,747
		25,421
UTILITIES - 4.8%
Entergy Corp.	131	9,346
NRG Energy Inc. (c)	377	7,990
Other Securities		22,326
		39,662

Total Common Stocks (cost $846,793)		788,761

PREFERRED STOCKS - 1.2%
FINANCIALS - 1.1%
Citigroup Inc. 7.50%, 12/15/12	34	3,853
Other Securities		5,007
		8,860
UTILITIES - 0.1%
Other Securities		1,383

Total Preferred Stocks (cost $7,830)		10,243

INVESTMENT FUNDS - 0.6%
T. Rowe Price Institutional Floating Rate Fund (a)	469	4,653

Total Investment Funds (cost $4,163)		4,653

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		47

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,103)		47

CORPORATE BONDS AND NOTES - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Other Securities		2,667

MATERIALS - 0.1%
Other Securities		456

Total Corporate Bonds and Notes (cost $2,367)		3,123

SHORT TERM INVESTMENTS - 4.9%
Mutual Funds - 2.4%
JNL Money Market Fund, 0.06% (a) (h)	2,777	2,777
T. Rowe Price Reserves Investment Fund, 0.30% (a) (h)	16,760	16,760
		19,537
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	14,045	14,045
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	6,481	6,481
		20,526

Total Short Term Investments (cost $40,063)		40,063

Total Investments - 103.1% (cost $902,319)		846,890
Other Assets and Liabilities, Net - (3.1%)		(25,145)
Total Net Assets - 100%		$821,745

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (in thousands)
June 30, 2010

(a)	Investment in affiliate.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2010, the percentage of shares outstanding held by each
Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)	Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees ("Board"). Good faith fair valued securities may be classified as Level 2 or
Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurements and Disclosures" based on the applicable valuation inputs. See FASB ASC Topic 820 "Fair Value Measurements and Disclosures" in these Notes to the Schedules of Investments.
(g)	Investment purchased on a delayed delivery basis. As of June 30, 2010, the total cost of investments purchased on a delayed delivery basis was as follows: JNL/Goldman Sachs Core
Plus Bond Fund $26,843; JNL/Mellon Capital Management Bond Index Fund $40,792; JNL/PIMCO Real Return Fund $1,019,331; JNL/PIMCO Total Return Bond Fund $310,798;
and JNL/Select Balanced Fund $43,069.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2010.
(i)	Variable rate security. Rate stated was in effect as of June 30, 2010.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a "step-up" bond where the coupon may increase or step-up at a future date. Rate stated was the coupon as of June 30, 2010.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	All or a portion of the securities or cash is collateral pledged for futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities. See Pledged or Segregated Collateral table in these Notes to the Schedules of Investments.
(n)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(o)	The Fund had an unfunded loan commitment relating to this security at June 30, 2010. See Unfunded Loan Commitments table on page 102 and Note 3 in the Notes to the Financial
Statements.
(p)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)	Par amounts are listed in United States Dollars unless otherwise noted.
(r)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(s)	Restricted as to public resale or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities Note in these Notes to the Schedules of Investments.
(t)	Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser and Fund deemed this security to be liquid based on procedures approved by the Board. As of June 30, 2010, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/Credit Suisse Commodity Securities Fund, $40,577; JNL/Franklin Templeton Income Fund, $141,177;
JNL/Goldman Sachs Core Plus Bond Fund, $80,383; JNL/JPMorgan U.S. Government & Quality Bond Fund, $4,852; JNL/Lazard Emerging Markets Fund, $136; JNL/Mellon Capital
Management Bond Index Fund, $3,301; JNL/PIMCO Real Return Fund, $191,057; JNL/PIMCO Total Return Bond Fund, $252,973; JNL/PPM America High Yield Bond Fund, $216,906;
JNL/Select Balanced Fund, $15,096; JNL/Select Money Market Fund, $7,800; and JNL/T. Rowe Price Short-Term Bond Fund, $105,952.
(u)	Illiquid security. At June 30, 2010, the aggregate value of illiquid securities and percentage of net assets were as follows: JNL/AIM Global Real Estate Fund, $46 - 0.0%; JNL/Capital
Guardian Global Balanced Fund, $8,976 - 3.1%; JNL/Capital Guardian Global Diversified Research Fund, $10,845 - 3.2%; JNL/Franklin Templeton Global Growth Fund, $5,464 - 1.5%,
JNL/Franklin Templeton Income Fund, $22,811 - 2.8%; JNL/Franklin Templeton Mutual Shares Fund, $22,181- 4.8%; JNL/Goldman Sachs Core Plus Bond Fund, $24,582 - 2.6%;
JNL/Goldman Sachs Emerging Markets Debt Fund, $844 - 0.2%; JNL/Ivy Asset Strategy Fund, $7,288 - 1.3%; JNL/JPMorgan MidCap Growth Fund, $533 - 0.3%; JNL/JPMorgan U.S.
Government & Quality Bond Fund, $6,190 - 0.7%; JNL/Lazard Mid Cap Equity Fund, $1,037 - 0.7%; JNL/M&G Global Basics Fund, $8,268 - 7.0%; JNL/Mellon Capital Management
International Index Fund, $73 - 0.0%; JNL/PIMCO Real Return Fund, $37,887 - 2.5%; JNL/PIMCO Total Return Bond Fund, $44,004 - 1.5% JNL/PPM America High Yield Bond Fund,
$13,100 - 2.0%; and JNL/T. Rowe Price Short-Term Bond Fund, $4,276 - 0.6%. At June 30, 2010, the only illiquid security held by some Funds was Sigma Finance, Inc. For Funds not listed in detail, the value of Sigma Finance, Inc. as a percentage of net assets was less than 0.02%.
(v)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(w)	For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent of net assets individually or in aggregate, respectively, as of June 30, 2010. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.
*	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Currencies:		Abbreviations:
ARS - Argentine Peso	KRW - Korean Won	"-" Amount rounds to less than one thousand	MBS - Mortgage Backed Security
AUD - Australian Dollar	MXN - Mexican Peso	ABS - Asset Backed Security	MIB - Milano Indice Borsa
BRL - Brazilian Real	MYR - Malaysian Ringgit	ADR - American Depositary Receipt	NYS - New York Registered Shares
CAD - Canadian Dollar	NOK - Norwegian Krone	AMBAC - AMBAC Indemnity Corp.	RB - Revenue Bond
CHF - Swiss Franc	NZD - New Zealand Dollar	ASX - Australian Stock Exchange	REIT - Real Estate Investment Trust
CLP - Chilean Peso	PEN - Peruvian Nuevo Sol	CAC - Cotation Assistee en Continu	REMIC - Real Estate Mortgage Investment Conduit
CNY - Chinese Yuan	PHP - Philippine Peso	CPI - Consumer Price Index	RSP - Risparmio Shares
COP - Colombian Peso	PLN - Polish Zloty	DAX - Deutscher Aktienindex	SDR - Special Drawing Rights
DKK - Danish Krone	RUB - Russian Ruble	DUS - Delegated Underwriting and Servicing	SPDR - Standard & Poor's Depository Receipt
EGP - Egyptian Pound	SEK - Swedish Krona	ETF - Exchange-Traded Fund	TBA - To Be Announced (Securities purchased on a delayed
EUR - European Currency Unit (Euro)	SGD - Singapore Dollar	FSA - Financial Security Assurance Inc.	delivery basis)
GBP - British Pound	THB - Thai Baht	FTSE - Financial Times and the London	TSX - Toronto Stock Exchange
HKD - Hong Kong Dollar	TRY - New Turkish Lira	Stock Exchange	virt-x - a crossborder Recognized Investment Exchange
HUF - Hungarian Forint	TWD - Taiwan Dollar	GDR - Global Depository Receipt	VVPR - Voter-Verified Paper Record
IDR - Indonesian Rupiah	USD - United States Dollar	GO - General Obligation	Euro-Bobl - debt instrument issued by the Federal Republic of
ILS - Israeli New Shekels	UYU - Uruguayan Peso	HELOC - Home Equity Line of Credit	Germany with a term of 4.5 to 5.5 years
INR - Indian Rupee	ZAR - South African Rand	IBEX - Iberia Index	Euro-Bund - debt instrument issued by the Federal Republic
JPY - Japanese Yen		LIBOR - London Interbank Offered Rate	of Germany with a term of 8.5 to 10.5 years
MBIA - Municipal Bond Investors Assurance

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Unfunded Loan Commitments - See Note 3 in the Notes to the Financial Statements for further discussion of unfunded loan commitments. The following table details unfunded loan commitments at June 30, 2010:

Unfunded
JNL/Franklin Templeton Mutual Shares Fund	Commitment
Cerberus Capital Management LP, 12.00%, 07/31/14	$ 36
Realogy Corp., Term Loan, 5.35%, 10/10/13	568
$ 604

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.  Level 2 includes valuations for which all significant inputs are observable, either directly or i ndirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities lending collateral valued as a practical expedient at its daily reported net asset value ("NAV"), securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement inclu ding Jackson National Asset Management, LLC’s (“Adviser”) own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Please see Note 2 in the Notes to the Financi al Statements for security valuation accounting policies.

The following table summarizes each Fund's investments in securities and other financial instruments as of June 30, 2010 by valuation level.

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/American Funds Blue Chip Income and Growth Fund
Investment Funds	$ 26,563	$ -	$ -	$ 26,563	$ -	$ -	$ -	$ -
JNL/American Funds Global Bond Fund
Investment Funds	$ 20,834	$ -	$ -	$ 20,834	$ -	$ -	$ -	$ -
JNL/American Funds Global Small Capitalization Fund
Investment Funds	$ 12,431	$ -	$ -	$ 12,431	$ -	$ -	$ -	$ -
JNL/American Funds Growth-Income Fund
Investment Funds	$ 27,959	$ -	$ -	$ 27,959	$ -	$ -	$ -	$ -
JNL/American Funds International Fund
Investment Funds	$ 22,462	$ -	$ -	$ 22,462	$ -	$ -	$ -	$ -
JNL/American Funds New World Fund
Investment Funds	$ 16,827	$ -	$ -	$ 16,827	$ -	$ -	$ -	$ -
JNL Institutional Alt 20 Fund
Investment Funds	$ 362,944	$ -	$ -	$ 362,944	$ -	$ -	$ -	$ -
JNL Institutional Alt 35 Fund
Investment Funds	$ 531,168	$ -	$ -	$ 531,168	$ -	$ -	$ -	$ -
JNL Institutional Alt 50 Fund
Investment Funds	$ 632,539	$ -	$ -	$ 632,539	$ -	$ -	$ -	$ -
JNL Institutional Alt 65 Fund
Investment Funds	$ 386,662	$ -	$ -	$ 386,662	$ -	$ -	$ -	$ -
JNL/AIM International Growth Fund
Common Stocks	$ 70,754	$ 329,431	$ -	$ 400,185	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	50	-	50	-	-	-	-
Short-Term Securities	23,869	23,947	-	47,816	-	-	-	-
Fund Total	$ 94,623	$ 353,428	$ -	$ 448,051	$ -	$ -	$ -	$ -
JNL/AIM Large Cap Growth Fund
Common Stocks	$ 582,315	$ 20,644	$ -	$ 602,959	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	22	-	22	-	-	-	-
Short-Term Securities	58,719	13,089	-	71,808	-	-	-	-
Fund Total	$ 641,034	$ 33,755	$ -	$ 674,789	$ -	$ -	$ -	$ -
JNL/AIM Global Real Estate Fund
Common Stocks	$ 185,580	$ 215,445	$ -	$ 401,025	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	46	-	46	-	-	-	-
Short-Term Securities	11,231	31,803	-	43,034	-	-	-	-
Fund Total	$ 196,811	$ 247,294	$ -	$ 444,105	$ -	$ -	$ -	$ -
JNL/AIM Small Cap Growth Fund
Common Stocks	$ 100,771	$ -	$ -	$ 100,771	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	12	-	12	-	-	-	-
Short-Term Securities	5,345	14,764	-	20,109	-	-	-	-
Fund Total	$ 106,116	$ 14,776	$ -	$ 120,892	$ -	$ -	$ -	$ -
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$ 82,413	$ 102,645	$ -	$ 185,058	$ -	$ -	$ -	$ -
Preferred Stocks	1,368	-	-	1,368	-	-	-	-
Non-U.S. Government Agency ABS	-	35	-	35	-	-	-	-
Corporate Bond and Notes	-	18,545	-	18,545	-	-	-	-
Government and Agency Obligations	2,221	71,845	213	74,279	-	-	-	-
Short-Term Securities	8,235	14,697	-	22,932	-	-	-	-
Fund Total	$ 94,237	$ 207,767	$ 213	$ 302,217	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)
	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$ 149,931	$ 177,707	$ -	$ 327,638	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	34	-	34	-	-	-	-
Corporate Bond and Notes	-	271	-	271	-	-	-	-
Short-Term Securities	12,330	17,732	-	30,062	-	-	-	-
Fund Total	$ 162,261	$ 195,744	$ -	$ 358,005	$ -	$ -	$ -	$ -
JNL/Capital Guardian U.S. Growth Equity Fund
Common Stocks	$ 595,751	$ -	$ -	$ 595,751	$ -	$ -	$ -	$ -
Investment Funds	1,096	-	-	1,096	-	-	-	-
Non-U.S. Government Agency ABS	-	45	-	45	-	-	-	-
Short-Term Securities	38,789	31,032	-	69,821	-	-	-	-
Fund Total	$ 635,636	$ 31,077	$ -	$ 666,713	$ -	$ -	$ -	$ -
JNL/Credit Suisse Commodity Securities Fund
Common Stocks	$ 129,482	$ 150,510	$ -	$ 279,992	$ -	$ -	$ -	$ -
Investment Funds	18,635	-	-	18,635	-	-	-	-
Rights	24	-	-	24	-	-	-	-
Non-U.S. Government Agency ABS	-	13	-	13	-	-	-	-
Commodity Indexed Structured Notes	-	106,524	-	106,524
Government and Agency Obligations	-	81,966	-	81,966	-	-	-	-
Short-Term Securities	6,199	155,087	-	161,286	-	-	-	-
Fund Total	$ 154,340	$ 494,100	$ -	$ 648,440	$ -	$ -	$ -	$ -
JNL/Credit Suisse Long/Short Fund
Common Stocks	$ 119,301	$ -	$ -	$ 119,301	$ (24,895)	$ -	$ -	$ (24,895)
Short-Term Securities	3,324	-	-	3,324	-	-	-	-
Fund Total	$ 122,625	$ -	$ -	$ 122,625	$ (24,895)	$ -	$ -	$ (24,895)
JNL/Eagle Core Equity Fund
Common Stocks	$ 138,414	$ -	$ -	$ 138,414	$ -	$ -	$ -	$ -
Investment Funds	4,245	-	-	4,245	-	-	-	-
Short-Term Securities	10,026	271	-	10,297	-	-	-	-
Fund Total	$ 152,685	$ 271	$ -	$ 152,956	$ -	$ -	$ -	$ -
JNL/Eagle SmallCap Equity Fund
Common Stocks	$ 307,506	$ -	$ -	$ 307,506	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	54	-	54	-	-	-	-
Short-Term Securities	2,344	36,542	-	38,886	-	-	-	-
Fund Total	$ 309,850	$ 36,596	$ -	$ 346,446	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Founding Strategy Fund
Investment Funds	$ 849,338	$ -	$ -	$ 849,338	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$ 179,621	$ 161,060	$ -	$ 340,681	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	22	-	22	-	-	-	-
Short-Term Securities	26,632	17,401	-	44,033	-	-	-	-
Fund Total	$ 206,253	$ 178,483	$ -	$ 384,736	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Income Fund
Common Stocks	$ 244,773	$ 14,330	$ -	$ 259,103	$ -	$ -	$ -	$ -
Preferred Stocks	9,094	35,430	-	44,524	-	-	-	-
Non-U.S. Government Agency ABS	-	935	-	935	-	-	-	-
Corporate Bond and Notes	-	470,845	9	470,854	-	-	-	-
Warrants	159	-	-	159	-	-	-	-
Government and Agency Obligations	-	2,626	-	2,626	-	-	-	-
Short-Term Securities	58,693	107,389	-	166,082	-	-	-	-
Fund Total	$ 312,719	$ 631,555	$ 9	$ 944,283	$ -	$ -	$ -	$ -
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$ 36,416	$ 106,047	$ -	$ 142,463	$ -	$ -	$ -	$ -
Rights	-	33	-	33	-	-	-	-
Non-U.S. Government Agency ABS	-	9	-	9	-	-	-	-
Short-Term Securities	7,593	12,136	-	19,729	-	-	-	-
Fund Total	$ 44,009	$ 118,225	$ -	$ 162,234	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$ 264,043	$ 121,878	$ 3,459	$ 389,380	$ -	$ -	$ -	$ -
Preferred Stocks	-	4,498	-	4,498	-	-	-	-
Corporate Bond and Notes1	-	22,279	881	23,160	-	(26)	(19)	(45)
Short-Term Securities	38,506	15,751	-	54,257	-	-	-	-
Fund Total	$ 302,549	$ 164,406	$ 4,340	$ 471,295	$ -	$ (26)	$ (19)	$ (45)
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$ 188,492	$ -	$ -	$ 188,492	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	27	-	27	-	-	-	-
Short-Term Securities	18,417	7,129	-	25,546	-	-	-	-
Fund Total	$ 206,909	$ 7,156	$ -	$ 214,065	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)
	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Core Plus Bond Fund
Common Stocks	$ -	$ -	$ 188	$ 188	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	87,718	-	87,718	-	-	-	-
Corporate Bond and Notes	-	292,756	5,122	297,878	-	-	-	-
Government and Agency Obligations	-	460,167	-	460,167	-	(18,257)	-	(18,257)
Short-Term Securities	130,672	79,339	-	210,011	-	-	-	-
Fund Total	$ 130,672	$ 919,980	$ 5,310	$1,055,962	$ -	$ (18,257)	$ -	$ (18,257)
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$ -	$ 36,748	$ 23,878	$ 60,626	$ -	$ -	$ -	$ -
Government and Agency Obligations	-	293,277	3,385	296,662	-	-	-	-
Short-Term Securities	112,968	-	-	112,968	-	-	-	-
Fund Total	$ 112,968	$ 330,025	$ 27,263	$ 470,256	$ -	$ -	$ -	$ -
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$ 324,696	$ -	$ -	$ 324,696	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	17	-	17	-	-	-	-
Short-Term Securities	16,345	13,073	-	29,418	-	-	-	-
Fund Total	$ 341,041	$ 13,090	$ -	$ 354,131	$ -	$ -	$ -	$ -
JNL/Ivy Asset Strategy Fund
Common Stocks	$ 155,391	$ 263,781	$ -	$ 419,172	$ -	$ -	$ -	$ -
Preferred Stocks	3,736	11,912	-	15,648	-	-	-	-
Precious Metals	67,920	-	-	67,920	-	-	-	-
Purchased Options	-	1,474	-	1,474	-	-	-	-
Short-Term Securities	58,505	-	-	58,505	-	-	-	-
Fund Total	$ 285,552	$ 277,167	$ -	$ 562,719	$ -	$ -	$ -	$ -
JNL/JPMorgan International Value Fund
Common Stocks	$ 7,443	$ 406,730	$ -	$ 414,173	$ -	$ -	$ -	$ -
Preferred Stocks	-	5,464	-	5,464	-	-	-	-
Non-U.S. Government Agency ABS	-	73	-	73	-	-	-	-
Short-Term Securities	15,755	21,383	-	37,138	-	-	-	-
Fund Total	$ 23,198	$ 433,650	$ -	$ 456,848	$ -	$ -	$ -	$ -
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$ 155,791	$ -	$ 514	$ 156,305	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	19	-	19	-	-	-	-
Short-Term Securities	4,045	11,990	-	16,035	-	-	-	-
Fund Total	$ 159,836	$ 12,009	$ 514	$ 172,359	$ -	$ -	$ -	$ -
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$ -	$ 22,415	$ -	$ 22,415	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	6,749	-	6,749	-	-	-	-
Government and Agency Obligations	-	783,933	-	783,933	-	-	-	-
Short-Term Securities	96,794	42,081	-	138,875	-	-	-	-
Fund Total	$ 96,794	$ 855,178	$ -	$ 951,972	$ -	$ -	$ -	$ -
JNL/Lazard Emerging Markets Fund
Common Stocks	$ 306,750	$ 444,703	$ -	$ 751,453	$ -	$ -	$ -	$ -
Preferred Stocks	31,819	-	-	31,819	-	-	-	-
Non-U.S. Government Agency ABS	-	33	-	33	-	-	-	-
Short-Term Securities	30,356	34,030	-	64,386	-	-	-	-
Fund Total	$ 368,925	$ 478,766	$ -	$ 847,691	$ -	$ -	$ -	$ -
JNL/Lazard Mid Cap Equity Fund
Common Stocks	$ 151,648	$ -	$ -	$ 151,648	$ -	$ -	$ -	$ -
Preferred Stocks	-	-	1,015	1,015	-	-	-	-
Non-U.S. Government Agency ABS	-	22	-	22	-	-	-	-
Short-Term Securities	2,158	9,820	-	11,978	-	-	-	-
Fund Total	$ 153,806	$ 9,842	$ 1,015	$ 164,663	$ -	$ -	$ -	$ -
JNL/M&G Global Basics Fund
Common Stocks	$ 38,708	$ 69,792	$ -	$ 108,500	$ -	$ -	$ -	$ -
Preferred Stocks	-	134	-	134	-	-	-	-
Rights	35	-	-	35	-	-	-	-
Short-Term Securities	7,299	7,085	-	14,384	-	-	-	-
Fund Total	$ 46,042	$ 77,011	$ -	$ 123,053	$ -	$ -	$ -	$ -
JNL/M&G Global Leaders Fund
Common Stocks	$ 10,411	$ 7,973	$ -	$ 18,384	$ -	$ -	$ -	$ -
Preferred Stocks	-	443	-	443	-	-	-	-
Short-Term Securities	386	936	-	1,322	-	-	-	-
Fund Total	$ 10,797	$ 9,352	$ -	$ 20,149	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management 10 X 10 Fund
Investment Funds	$ 194,440	$ -	$ -	$ 194,440	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Index 5 Fund
Investment Funds	$ 237,938	$ -	$ -	$ 237,938	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management European 30 Fund
Common Stocks	$ -	$ 14,398	$ -	$ 14,398	$ -	$ -	$ -	$ -
Short-Term Securities	2	291	-	293	-	-	-	-
Fund Total	$ 2	$ 14,689	$ -	$ 14,691	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)
	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$ -	$ 24,744	$ -	$ 24,744	$ -	$ -	$ -	$ -
Short-Term Securities	255	2,966	-	3,221	-	-	-	-
Fund Total	$ 255	$ 27,710	$ -	$ 27,965	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$ 965,080	$ -	$ -	$ 965,080	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	39	-	39	-	-	-	-
Short-Term Securities	27,377	15,390	-	42,767	-	-	-	-
Fund Total	$ 992,457	$ 15,429	$ -	$1,007,886	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$ 482,804	$ -	$ -	$ 482,804	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	94	-	94	-	-	-	-
Short-Term Securities	12,113	38,676	-	50,789	-	-	-	-
Fund Total	$ 494,917	$ 38,770	$ -	$ 533,687	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$ 514,231	$ 130	$ -	$ 514,361	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	112	-	112	-	-	-	-
Short-Term Securities	7,698	77,704	-	85,402	-	-	-	-
Fund Total	$ 521,929	$ 77,946	$ -	$ 599,875	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management International Index Fund
Common Stocks	$ 8,584	$ 742,726	$ 6	$ 751,316	$ -	$ -	$ -	$ -
Preferred Stocks	-	4,106	-	4,106	-	-	-	-
Non-U.S. Government Agency ABS	-	73	-	73	-	-	-	-
Warrants	3	-	-	3	-	-	-	-
Short-Term Securities	21,141	41,529	-	62,670	-	-	-	-
Fund Total	$ 29,728	$ 788,434	$ 6	$ 818,168	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency ABS	$ -	$ 37,169	$ -	$ 37,169	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	223,940	-	223,940	-	-	-	-
Government and Agency Obligations	-	828,236	-	828,236	-	(3,254)	-	(3,254)
Short-Term Securities	44,807	75,719	-	120,526	-	-	-	-
Fund Total	$ 44,807	$ 1,165,064	$ -	$1,209,871	$ -	$ (3,254)	$ -	$ (3,254)
JNL/Mellon Capital Management Global Alpha Fund
Short-Term Securities	$ 6,207	$ 131,685	$ -	$ 137,892	$ -	$ -	$ -	$ -
JNL/Oppenheimer Global Growth Fund
Common Stocks	$ 130,676	$ 157,181	$ -	$ 287,857	$ -	$ -	$ -	$ -
Preferred Stocks	-	2,411	-	2,411	-	-	-	-
Non-U.S. Government Agency ABS	-	32	-	32	-	-	-	-
Short-Term Securities	6,077	17,537	-	23,614	-	-	-	-
Fund Total	$ 136,753	$ 177,161	$ -	$ 313,914	$ -	$ -	$ -	$ -
JNL/PAM Asia ex-Japan Fund
Common Stocks	$ 2,680	$ 84,596	$ -	$ 87,276	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-
Warrants	13	-	-	13	-	-	-	-
Short-Term Securities	1,540	4,843	-	6,383	-	-	-	-
Fund Total	$ 4,233	$ 89,440	$ -	$ 93,673	$ -	$ -	$ -	$ -
JNL/PAM China-India Fund
Common Stocks	$ 15,312	$ 212,991	$ -	$ 228,303	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	2	-	2	-	-	-	-
Short-Term Securities	16,140	26,970	-	43,110	-	-	-	-
Fund Total	$ 31,452	$ 239,963	$ -	$ 271,415	$ -	$ -	$ -	$ -
JNL/PIMCO Real Return Fund
Preferred Stocks	$ 466	$ -	$ -	$ 466	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	140,549	11,145	151,694	-	-	-	-
Corporate Bond and Notes	-	412,270	949	413,219	-	-	-	-
Government and Agency Obligations	-	1,511,286	-	1,511,286	-	-	-	-
Short-Term Securities	1,002	612,909	-	613,911	-	-	-	-
Fund Total	$ 1,468	$ 2,677,014	$ 12,094	$2,690,576	$ -	$ -	$ -	$ -
JNL/PIMCO Total Return Bond Fund
Preferred Stocks	$ 420	$ 863	$ 3,255	$ 4,538	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	171,253	-	171,253	-	-	-	-
Corporate Bond and Notes	-	788,613	-	788,613	-	-	-	-
Government and Agency Obligations	-	1,476,181	181	1,476,362	-	(14,099)	-	(14,099)
Short-Term Securities	6,693	1,078,890	-	1,085,583	-	-	-	-
Fund Total	$ 7,113	$ 3,515,800	$ 3,436	$3,526,349	$ -	$ (14,099)	$ -	$ (14,099)
JNL/PPM America High Yield Bond Fund
Common Stocks	$ 10,051	$ -	$ 167	$ 10,218	$ -	$ -	$ -	$ -
Preferred Stocks	17	1,270	-	1,287	-	-	-	-
Investment Funds	4,396	-	-	4,396	-	-	-	-
Non-U.S. Government Agency ABS	-	32,303	-	32,303	-	-	-	-
Corporate Bond and Notes	-	560,874	1,871	562,745	-	-	-	-
Short-Term Securities	30,270	122,920	-	153,190	-	-	-	-
Fund Total	$ 44,734	$ 717,367	$ 2,038	$ 764,139	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)
	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/PPM America Mid Cap Value Fund
Common Stocks	$ 51,756	$ -	$ -	$ 51,756	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-
Short-Term Securities	479	1,504	-	1,983	-	-	-	-
Fund Total	$ 52,235	$ 1,505	$ -	$ 53,740	$ -	$ -	$ -	$ -
JNL/PPM America Small Cap Value Fund
Common Stocks	$ 47,186	$ -	$ -	$ 47,186	$ -	$ -	$ -	$ -
Short-Term Securities	680	2,517	-	3,197	-	-	-	-
Fund Total	$ 47,866	$ 2,517	$ -	$ 50,383	$ -	$ -	$ -	$ -
JNL/PPM America Value Equity Fund
Common Stocks	$ 91,229	$ -	$ -	$ 91,229	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	14	-	14	-	-	-	-
Short-Term Securities	359	3,725	-	4,084	-	-	-	-
Fund Total	$ 91,588	$ 3,739	$ -	$ 95,327	$ -	$ -	$ -	$ -
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$ 124,106	$ 215,870	$ -	$ 339,976	$ -	$ -	$ -	$ -
Rights	99	-	-	99	-	-	-	-
Short-Term Securities	6,155	19,248	-	25,403	-	-	-	-
Fund Total	$ 130,360	$ 235,118	$ -	$ 365,478	$ -	$ -	$ -	$ -
JNL/S&P Managed Conservative Fund
Investment Funds	$ 780,266	$ -	$ -	$ 780,266	$ -	$ -	$ -	$ -
JNL/S&P Managed Moderate Fund
Investment Funds	$ 1,239,576	$ -	$ -	$1,239,576	$ -	$ -	$ -	$ -
JNL/S&P Managed Moderate Growth Fund
Investment Funds	$ 2,074,985	$ -	$ -	$2,074,985	$ -	$ -	$ -	$ -
JNL/S&P Managed Growth Fund
Investment Funds	$ 1,580,180	$ -	$ -	$1,580,180	$ -	$ -	$ -	$ -
JNL/S&P Managed Aggressive Growth Fund
Investment Funds	$ 597,308	$ -	$ -	$ 597,308	$ -	$ -	$ -	$ -
JNL/S&P Disciplined Moderate Fund
Investment Funds	$ 224,026	$ -	$ -	$ 224,026	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-
Fund Total	$ 224,026	$ 1	$ -	$ 224,027	$ -	$ -	$ -	$ -
JNL/S&P Disciplined Moderate Growth Fund
Investment Funds	$ 265,672	$ -	$ -	$ 265,672	$ -	$ -	$ -	$ -
JNL/S&P Disciplined Growth Fund
Investment Funds	$ 90,418	$ -	$ -	$ 90,418	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-
Fund Total	$ 90,418	$ 1	$ -	$ 90,419	$ -	$ -	$ -	$ -
JNL/S&P Competitive Advantage Fund
Common Stocks	$ 239,008	$ -	$ -	$ 239,008	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	13	-	13	-	-	-	-
Short-Term Securities	-	11,236	-	11,236	-	-	-	-
Fund Total	$ 239,008	$ 11,249	$ -	$ 250,257	$ -	$ -	$ -	$ -
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$ 285,080	$ -	$ -	$ 285,080	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	13	-	13	-	-	-	-
Short-Term Securities	771	7,536	-	8,307	-	-	-	-
Fund Total	$ 285,851	$ 7,549	$ -	$ 293,400	$ -	$ -	$ -	$ -
JNL/S&P Intrinsic Value Fund
Common Stocks	$ 266,434	$ -	$ -	$ 266,434	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	24	-	24	-	-	-	-
Short-Term Securities	-	9,360	-	9,360	-	-	-	-
Fund Total	$ 266,434	$ 9,384	$ -	$ 275,818	$ -	$ -	$ -	$ -
JNL/S&P Total Yield Fund
Common Stocks	$ 223,690	$ -	$ -	$ 223,690	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	31	-	31	-	-	-	-
Short-Term Securities	384	16,547	-	16,931	-	-	-	-
Fund Total	$ 224,074	$ 16,578	$ -	$ 240,652	$ -	$ -	$ -	$ -
JNL/S&P 4 Fund
Investment Funds	$ 658,889	$ -	$ -	$ 658,889	$ -	$ -	$ -	$ -
JNL/Select Balanced Fund
Common Stocks	$ 582,577	$ -	$ -	$ 582,577	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	12,096	497	12,593	-	-	-	-
Corporate Bond and Notes	-	88,031	-	88,031	-	-	-	-
Government and Agency Obligations	-	208,762	-	208,762	-	-	-	-
Short-Term Securities	73,691	30,152	-	103,843	-	-	-	-
Fund Total	$ 656,268	$ 339,041	$ 497	$ 995,806	$ -	$ -	$ -	$ -
JNL/Select Money Market Fund
Corporate Bond and Notes	$ -	$ 7,800	$ -	$ 7,800	$ -	$ -	$ -	$ -
Short-Term Securities	60	805,987	-	806,047	-	-	-	-
Fund Total	$ 60	$ 813,787	$ -	$ 813,847	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)
	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Select Value Fund
Common Stocks	$ 808,583	$ -	$ -	$ 808,583	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	27	-	27	-	-	-	-
Short-Term Securities	23,389	4,138	-	27,527	-	-	-	-
Fund Total	$ 831,972	$ 4,165	$ -	$ 836,137	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$ 1,029,905	$ 29,794	$ -	$1,059,699	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	74	-	74	-	-	-	-
Short-Term Securities	12,517	35,264	-	47,781	-	-	-	-
Fund Total	$ 1,042,422	$ 65,132	$ -	$1,107,554	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$ 882,313	$ -	$ -	$ 882,313	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	99	-	99	-	-	-	-
Short-Term Securities	53,990	52,088	-	106,078	-	-	-	-
Fund Total	$ 936,303	$ 52,187	$ -	$ 988,490	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Short-Term Bond Fund
Investment Funds	$ -	$ -	$ 3,077	$ 3,077	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	83,234	-	83,234	-	-	-	-
Corporate Bond and Notes	-	372,381	-	372,381	-	-	-	-
Government and Agency Obligations	-	216,604	-	216,604	-	-	-	-
Short-Term Securities	46,866	17,483	-	64,349	-	-	-	-
Fund Total	$ 46,866	$ 689,702	$ 3,077	$ 739,645	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Value Fund
Common Stocks	$ 779,702	$ 9,059	$ -	$ 788,761	$ -	$ -	$ -	$ -
Preferred Stocks	5,007	5,236	-	10,243	-	-	-	-
Investment Funds	4,653	-	-	4,653	-	-	-	-
Non-U.S. Government Agency ABS	-	47	-	47	-	-	-	-
Corporate Bond and Notes	-	3,123	-	3,123	-	-	-	-
Short-Term Securities	19,537	20,526	-	40,063	-	-	-	-
Fund Total	$ 808,899	$ 37,991	$ -	$ 846,890	$ -	$ -	$ -	$ -

	Assets - Other Financial Instruments2				Liabilities - Other Financial Instruments2
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$ -	$ 714	$ -	$ 714	$ -	$ (354)	$ -	$ (354)
JNL/Capital Guardian Global Diversified Research Fund
Open Forward Foreign Currency Contracts	$ -	$ -	$ -	$ -	$ -	$ (1)	$ -	$ (1)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$ -	$ 6,344	$ -	$ 6,344	$ -	$ (537)	$ -	$ (537)
JNL/Goldman Sachs Core Plus Bond Fund
Open Future Contracts	$ 3,089	$ -	$ -	$ 3,089	$ (981)	$ -	$ -	$ (981)
Open Forward Foreign Currency Contracts	-	727	-	727	-	(1,170)	-	(1,170)
Interest Rate Swap Agreements	-	8,107	-	8,107	-	(7,906)	-	(7,906)
Credit Default Swap Agreements	-	-	-	-	-	(121)	-	(121)
Fund Total	$ 3,089	$ 8,834	$ -	$ 11,923	$ (981)	$ (9,197)	$ -	$ (10,178)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$ -	$ 4,509	$ -	$ 4,509	$ -	$ (6,239)	$ -	$ (6,239)
Interest Rate Swap Agreements	-	1,342	-	1,342	-	(254)	-	(254)
Total Return Swap Agreements	-	-	-	-	-	(558)	-	(558)
Fund Total	$ -	$ 5,851	$ -	$ 5,851	$ -	$ (7,051)	$ -	$ (7,051)
JNL/Ivy Asset Strategy Fund
Written Options	$ -	$ -	$ -	$ -	$ -	$ (405)	$ -	$ (405)
Open Future Contracts	9,532	-	-	9,532	-	-	-	-
Open Forward Foreign Currency Contracts	-	896	-	896	-	(2,898)	-	(2,898)
Fund Total	$ 9,532	$ 896	$ -	$ 10,428	$ (405)	$ (2,898)	$ -	$ (3,303)
JNL/JPMorgan International Value Fund
Open Future Contracts	$ -	$ -	$ -	$ -	$ (607)	$ -	$ -	$ (607)
Open Forward Foreign Currency Contracts	-	2,266	-	2,266	-	(1,851)	-	(1,851)
Fund Total	$ -	$ 2,266	$ -	$ 2,266	$ (607)	$ (1,851)	$ -	$ (2,458)
JNL/Mellon Capital Management S&P 500 Index Fund
Open Future Contracts	$ -	$ -	$ -	$ -	$ (1,347)	$ -	$ -	$ (1,347)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Future Contracts	$ -	$ -	$ -	$ -	$ (720)	$ -	$ -	$ (720)
JNL/Mellon Capital Management Small Cap Index Fund
Open Future Contracts	$ -	$ -	$ -	$ -	$ (715)	$ -	$ -	$ (715)
Fund Total	$ -	$ -	$ -	$ -	$ (715)	$ -	$ -	$ (715)
JNL/Mellon Capital Management International Index Fund
Open Future Contracts	$ -	$ -	$ -	$ -	$ (408)	$ -	$ -	$ (408)
Open Forward Foreign Currency Contracts	-	453	-	453	-	(121)	-	(121)
Fund Total	$ -	$ 453	$ -	$ 453	$ (408)	$ (121)	$ -	$ (529)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)
	Assets - Other Financial Instruments2				Liabilities - Other Financial Instruments2
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Global Alpha Fund
Open Future Contracts	$ 1,545	$ -	$ -	$ 1,545	$ (1,770)	$ -	$ -	$ (1,770)
Open Forward Foreign Currency Contracts	-	1,122	-	1,122	-	(1,404)	-	(1,404)
Fund Total	$ 1,545	$ 1,122	$ -	$ 2,667	$ (1,770)	$ (1,404)	$ -	$ (3,174)
JNL/PIMCO Real Return Fund
Written Options	$ -	$ -	$ -	$ -	$ -	$ (3,034)	$ -	$ (3,034)
Open Future Contracts	525	-	-	525	(97)	-	-	(97)
Open Forward Foreign Currency Contracts	-	3,448	-	3,448	-	(1,159)	-	(1,159)
Interest Rate Swap Agreements	-	1,039	-	1,039	-	(13)	-	(13)
Credit Default Swap Agreements	-	1,453	-	1,453	-	(164)	-	(164)
Fund Total	$ 525	$ 5,940	$ -	$ 6,465	$ (97)	$ (4,370)	$ -	$ (4,467)
JNL/PIMCO Total Return Bond Fund
Written Options	$ -	$ -	$ -	$ -	$ (173)	$ (7,111)	$ -	$ (7,284)
Open Future Contracts	7,673	-	-	7,673	-	-	-	-
Open Forward Foreign Currency Contracts	-	6,625	-	6,625	-	(1,909)	-	(1,909)
Interest Rate Swap Agreements	-	4,152	-	4,152	-	(270)	-	(270)
Credit Default Swap Agreements	-	683	-	683	-	(683)	-	(683)
Fund Total	$ 7,673	$ 11,460	$ -	$ 19,133	$ (173)	$ (9,973)	$ -	$ (10,146)
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$ -	$ 121	$ -	$ 121	$ -	$ (413)	$ -	$ (413)

1	Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. Unrealized depreciation on these commitments is reflected as a liability in the Statements of Assets and Liabilities.

2	Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written, and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

The only significant transfers between Level 1 and Level 2 valuations during the period ended June 30, 2010, related to certain Fund's using an independent statistical fair value model pricing service to value certain foregin securities as described in Note 2 to the Financial Statements.  In instances  when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations.  In the absense of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria existed as of December 31, 2009 and June 30, 2010, and therefore, certain foregin investments were valued as Level 2 valuations.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period:

Change In
Unrealized
Appreciation/
				Total				(Depreciation)
		Transfers	Transfers	Realized and				During the Period
	Balance at	Into Level	Out of Level	Change in			Balance at	For Level 3
	Beginning	3 During	3 During the	Unrealized			End of	Investments held
	of Period	the Period	Period	Gain/(Loss)	Purchases	(Sales)	Period	at End of Period2
JNL/Capital Guardian Global Balanced Fund
Government and Agency Obligations	$ 147	$ -	$ -	$ (26)	$ 297	$ (205)	$ 213	$ (17)
Fund Total Investments in Securities	$ 147	$ -	$ -	$ (26)	$ 297	$ (205)	$ 213	$ (17)
JNL/Franklin Templeton Income Fund
Corporate Bond and Notes	$ -	$ 14	$ -	$ (5)	$ -	$ -	$ 9	$ (5)
Fund Total Investments in Securities	$ -	$ 14	$ -	$ (5)	$ -	$ -	$ 9	$ (5)
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$ 12	$ -	$ -	$ 59	$ -	$ (71)	$ -	$ -
Fund Total Investments in Securities	$ 12	$ -	$ -	$ 59	$ -	$ (71)	$ -	$ -
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$ 965	$ -	$ -	$ 265	$ 2,229	$ -	$ 3,459	$ 265
Corporate Bond and Notes	391	-	(7)	497	-	-	881	490
Fund Total Investments in Securities	$ 1,356	$ -	$ (7)	$ 762	$ 2,229	$ -	$ 4,340	$ 755
Liabilities in Securities3
Corporate Bond and Notes	$ -	$ (28)	$ -	$ 9	$ -	$ -	$ (19)	$ -
Fund Total Liabilities in Securities	$ -	$ (28)	$ -	$ 9	$ -	$ -	$ (19)	$ -
JNL/Goldman Sachs Core Plus Bond Fund
Common Stocks	$ 9	$ -	$ -	$ 179	$ -	$ -	$ 188	$ 179
Corporate Bond and Notes	424	-	(424)	133	4,989	-	5,122	133
Non-U.S. Government Agency ABS	1,762	-	(1,762)	-	-	-	-	-
Government and Agency Obligations	1,216	-	-	(60)	-	(1,156)	-	-
Fund Total Investments in Securities	$ 3,411	$ -	$ (2,186)	$ 252	$ 4,989	$ (1,156)	$ 5,310	$ 312
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$ 14,512	$ -	$ (4,980)	$ 1,836	$ 17,300	$ (4,790)	$ 23,878	$ 1,922
Government and Agency Obligations	-	-	-	230	4,266	(1,111)	3,385	174
Fund Total Investments in Securities	$ 14,512	$ -	$ (4,980)	$ 2,066	$ 21,566	$ (5,901)	$ 27,263	$ 2,096
Investments in Other Financial Instruments1
Total Return Swap Agreements	$ 42	$ -	$ -	$ (42)	$ -	$ -	$ -	$ -
Fund Total Investments in Other
Financial Instruments	$ 42	$ -	$ -	$ (42)	$ -	$ -	$ -	$ -
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$ 440	$ -	$ -	$ 74	$ -	$ -	$ 514	$ 74
Fund Total Investments in Securities	$ 440	$ -	$ -	$ 74	$ -	$ -	$ 514	$ 74

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)
Change In
Unrealized
Appreciation/
				Total				(Depreciation)
		Transfers	Transfers	Realized and				During the Period
	Balance at	Into Level	Out of Level	Change in			Balance at	For Level 3
	Beginning	3 During	3 During the	Unrealized			End of	Investments held
	of Period	the Period	Period	Gain/(Loss)	Purchases	(Sales)	Period	at End of Period2
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$ 506	$ -	$ (506)	$ -	$ -	$ -	$ -	$ -
Fund Total Investments in Securities	$ 506	$ -	$ (506)	$ -	$ -	$ -	$ -	$ -
JNL/Lazard Emerging Markets Fund
Preferred Stocks	$ 5,840	$ -	$ (5,840)	$ -	$ -	$ -	$ -	$ -
Fund Total Investments in Securities	$ 5,840	$ -	$ (5,840)	$ -	$ -	$ -	$ -	$ -
JNL/Lazard Mid Cap Equity Fund
Preferred Stocks	$ -	$ -	$ -	$ -	$ 1,015	$ -	$ 1,015	$ -
Fund Total Investments in Securities	$ -	$ -	$ -	$ -	$ 1,015	$ -	$ 1,015	$ -
JNL/Mellon Capital Management International Index Fund
Common Stocks	$ -	$ 7	$ -	$ (1)	$ -	$ -	$ 6	$ (1)
Fund Total Investments in Securities	$ -	$ 7	$ -	$ (1)	$ -	$ -	$ 6	$ (1)
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$ -	$ -	$ -	$ 132	$ 11,063	$ (50)	$ 11,145	$ 123
Corporate Bond and Notes	-	-	-	(2)	951	-	949	(2)
Government and Agency Obligations	1,995	-	(1,995)	-	-	-	-	-
Fund Total Investments in Securities	$ 1,995	$ -	$ (1,995)	$ 130	$ 12,014	$ (50)	$ 12,094	$ 121
JNL/PIMCO Total Return Bond Fund
Corporate Bond and Notes	$ 149	$ -	$ (149)	$ -	$ -	$ -	$ -	$ -
Preferred Stocks	3,709	-	-	(454)	-	-	3,255	(454)
Government and Agency Obligations	183	-	-	(1)	-	(1)	181	(1)
Fund Total Investments in Securities	$ 4,041	$ -	$ (149)	$ (455)	$ -	$ (1)	$ 3,436	$ (455)
JNL/PPM America High Yield Bond Fund
Common Stocks	$ 10	$ -	$ -	$ 157	$ -	$ -	$ 167	$ 157
Corporate Bond and Notes	1,616	-	-	255	-	-	1,871	255
Fund Total Investments in Securities	$ 1,626	$ -	$ -	$ 412	$ -	$ -	$ 2,038	$ 412
JNL/Select Balanced Fund
Non-U.S. Government Agency ABS	$ -	$ -	$ -	$ 2	$ 495	$ -	$ 497	$ 2
Fund Total Investments in Securities	$ -	$ -	$ -	$ 2	$ 495	$ -	$ 497	$ 2
JNL/T. Rowe Price Short-Term Bond Fund
Investment Funds	$ 1,702	$ -	$ -	$ 429	$ 6,187	$ (5,241)	$ 3,077	$ 259
Non-U.S. Government Agency ABS	1,572	-	(1,572)	-	-	-	-	-
Fund Total Investments in Securities	$ 3,274	$ -	$ (1,572)	$ 429	$ 6,187	$ (5,241)	$ 3,077	$ 259

1	Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written, and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.
2	The change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2010 is included in net change in unrealized appreciation or depreciation on investments in the Statements of Operations.
3	Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. Unrealized depreciation on these commitments is reflected as a liability in the Statements of Assets and Liabilities.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Investments in Affiliates  - See Note 6 in the Notes to the Financial Statements for further discussion of investments in affiliates. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its sub-adviser. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company®. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  The JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund invested in the T. Rowe Price Term Asset-Backed Securities Loan Facility and the T.Rowe Price Institutional Floating Rate Fund, respectively, which are affiliates of the Funds. The following table details each Fund's long-term investments in affiliates held at June 30, 2010.

	Value					Value
	Beginning		Sales	Dividend	Realized	End
Affiliate	of Period	Purchases	Proceeds	Income	Gain (Loss)	of Period
Bank of New York Mellon Corp.	$ 3,008	$ 557	$ 35	$ 21	$ (2)	$ 3,093
Prudential plc	1,858	343	-	43	-	1,658
T. Rowe Price Institutional Floating Rate Fund	8,104	189	3,691	203	727	4,653
T. Rowe Price Term Asset-Backed Securities Loan Facility	1,702	6,187	5,241	81	188	3,077

The following table details cash management investments held at June 30, 2010.  Purchase and sales proceeds are not for shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2010.

	JNL Money Market Fund
	Beginning	Ending	Dividend
Fund	Amortized Cost	Amortized Cost	Income
JNL/AIM International Growth Fund	$ 36,147	$ 23,869	$ 7
JNL/AIM Large Cap Growth Fund	17,262	58,719	10
JNL/AIM Global Real Estate Fund	8,814	11,231	2
JNL/AIM Small Cap Growth Fund	4,526	5,345	1
JNL/Capital Guardian Global Balanced Fund	13,868	8,235	2
JNL/Capital Guardian Global Diversified Research Fund	18,355	12,330	3
JNL/Capital Guardian U.S. Growth Equity Fund	14,662	38,789	6
JNL/Credit Suisse Commodity Securities Fund	9,840	6,199	2
JNL/Credit Suisse Long/Short Fund	4,692	3,324	1
JNL/Eagle Core Equity Fund	4,732	10,026	2
JNL/Eagle SmallCap Equity Fund	3,885	2,344	1
JNL/Franklin Templeton Global Growth Fund	25,086	26,632	6
JNL/Franklin Templeton Income Fund	90,379	58,693	12
JNL/Franklin Templeton International Small Cap Growth Fund	13,149	7,593	3
JNL/Franklin Templeton Mutual Shares Fund	50,580	38,506	12
JNL/Franklin Templeton Small Cap Value Fund	17,414	18,417	5
JNL/Goldman Sachs Core Plus Bond Fund	79,220	130,672	30
JNL/Goldman Sachs Emerging Markets Debt Fund	44,096	112,968	10
JNL/Goldman Sachs Mid Cap Value Fund	12,147	16,345	2
JNL/Ivy Asset Strategy Fund	29,184	58,505	10
JNL/JPMorgan International Value Fund	14,166	15,755	2
JNL/JPMorgan MidCap Growth Fund	5,286	4,045	1
JNL/JPMorgan U.S. Government & Quality Bond Fund	19,879	96,794	12
JNL/Lazard Emerging Markets Fund	46,043	30,356	7
JNL/Lazard Mid Cap Equity Fund	4,587	2,158	1
JNL/M&G Global Basics Fund	1,114	7,299	1
JNL/M&G Global Leaders Fund	846	386	-
JNL/Mellon Capital Management European 30 Fund	268	2	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	367	255	-
JNL/Mellon Capital Management S&P 500 Index Fund	29,658	27,377	5
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	7,170	12,113	2
JNL/Mellon Capital Management Small Cap Index Fund	14,720	7,698	3
JNL/Mellon Capital Management International Index Fund	15,534	21,141	3
JNL/Mellon Capital Management Bond Index Fund	26,989	44,807	6
JNL/Mellon Capital Management Global Alpha Fund	6,240	6,207	1
JNL/Oppenheimer Global Growth Fund	6,887	6,077	1
JNL/PAM Asia ex-Japan Fund	2,890	1,540	-
JNL/PAM China-India Fund	8,553	16,140	1
JNL/PIMCO Real Return Fund	963	1,002	1
JNL/PIMCO Total Return Bond Fund	4,480	6,693	3
JNL/PPM America High Yield Bond Fund	27,030	30,270	7
JNL/PPM America Mid Cap Value Fund	381	479	-
JNL/PPM America Small Cap Value Fund	126	680	-
JNL/PPM America Value Equity Fund	702	359	-
JNL/Red Rocks Listed Private Equity Fund	6,305	6,155	1
JNL/S&P Competitive Advantage Fund	648	-	-
JNL/S&P Dividend Income & Growth Fund	1,254	771	-
JNL/S&P Intrinsic Value Fund	2,119	-	-
JNL/S&P Total Yield Fund	616	384	-
JNL/Select Balanced Fund	39,129	73,691	15
JNL/Select Value Fund	22,516	23,389	5
JNL/T. Rowe Price Established Growth Fund	2,905	630	-
JNL/T. Rowe Price Mid-Cap Growth Fund	4,417	3,978	1
JNL/T. Rowe Price Short-Term Bond Fund	3,374	3,629	1
JNL/T. Rowe Price Value Fund	9,543	2,777	1

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Investments in Affiliates (continued)
	T. Rowe Price Reserves Investment Fund
	Beginning	Ending	Dividend
Fund	Amortized Cost	Amortized Cost	Income
JNL/T. Rowe Price Established Growth Fund	$ 5,950	$ 11,887	$ 13
JNL/T. Rowe Price Mid-Cap Growth Fund	42,725	50,012	61
JNL/T. Rowe Price Short-Term Bond Fund	23,791	43,237	46
JNL/T. Rowe Price Value Fund	16,472	16,760	16

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table details restricted securities as well as including Rule 144A securities that have not been deemed liquid, held by the Funds at June 30, 2010.

			Value
	Acquisition		End	Percent of
	Date	Cost	of Period	Net Assets
JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/12/16	01/04/2008	$ 297	$ 312	0.1%
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	155	190	0.1
Anhanguera Educacional Participacoes SA	12/10/2009	512	585	0.2
ASAT Holdings Ltd. 07/24/11	01/04/2008	-	-	-
ASAT Holdings Ltd., 13.00%	07/28/2006	1	-	-
AXA SA	11/28/2007	292	175	0.1
Barclays Plc	12/21/2006	1,359	1,216	0.4
BAT International Finance Plc, 8.13%, 11/15/13	03/03/2009	160	177	0.1
BNP Paribas	11/28/2007	1,218	802	0.3
CapitaMalls Asia Ltd.	11/18/2009	304	287	0.1
China Longyuan Power Group Corp.	12/08/2009	251	217	0.1
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	630	654	0.2
Dominican Republic International Bond, 8.63%, 04/20/27	12/17/2009	158	163	0.1
E.ON International Finance BV, 5.80%, 04/30/18	01/13/2010	544	564	0.2
Evergreen Energy Inc., 8.00%, 08/01/12	07/25/2007	60	9	-
KT&G Corp.	09/14/2009	118	106	-
Lafarge SA	11/28/2007	177	147	-
LG Chem Ltd.	09/08/2009	134	203	0.1
Liberty Mutual Group Inc., 7.50%, 08/15/36	08/06/2009	263	346	0.1
Marfrig Frigorificos e Comercio de Alimentos SA	11/13/2009	392	348	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/18/2009	418	466	0.2
Societe Generale, 5.75%, 04/20/16	08/07/2008	144	156	-
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	318	0.1
Sumitomo Mitsui Financial Group Inc.	01/21/2010	367	323	0.1
Tenet Healthcare Corp., 8.88%, 07/01/19	06/01/2009	191	212	0.1
UniCredit SpA	09/09/2009	1,205	815	0.3
UniCredito Luxemburg Finance SA, 6.00%, 10/31/17	12/18/2007	148	150	-
		$ 9,797	$ 8,941	3.1%

JNL/Capital Guardian Global Diversified Research Fund
AXA SA	09/25/2009	$ 1,121	$ 698	0.2%
Barclays Plc	10/23/2009	2,738	2,056	0.6
BNP Paribas	10/07/2008	3,719	3,217	0.9
LG Chem Ltd.	12/17/2009	2,024	2,647	0.8
Sumitomo Mitsui Financial Group Inc.	01/21/2010	2,568	2,193	0.7
		$ 12,170	$ 10,811	3.2%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd.	02/06/2007	$ 5,199	$ 5,442	1.5%

JNL/Franklin Templeton International Small Cap Growth Fund
Golar LNG Energy Ltd.	08/18/2009	$ -	$ 33	-%

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$ 500	$ 230	-%
Cerberus Capital Management LP	08/06/2007	999	460	0.1
Cerberus Capital Management LP	08/06/2007	999	460	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	390	179	-
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	359	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	343	0.1
Harrah's Investment LP	01/16/2008	39	-	-
		$ 4,487	$ 2,031	0.4%

JNL/Goldman Sachs Core Plus Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$ 42	$ 4	-%
Australia & New Zealand Banking Group Ltd., 3.20%, 12/15/11	06/14/2010	4,419	4,427	0.5
CIT Mortgage Loan Trust REMIC, 1.59%, 04/30/10	10/11/2007	700	378	-
CIT Mortgage Loan Trust REMIC, 1.79%, 09/25/24	10/11/2007	1,280	522	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Restricted Securities (continued)
			Value
	Acquisition		End	Percent of
	Date	Cost	of Period	Net Assets
JNL/Goldman Sachs Core Plus Bond Fund (continued)
CIT Mortgage Loan Trust REMIC, 1.35%, 10/25/37	10/11/2007	$ 786	$ 722	0.1%
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21	09/04/2008	2,063	2,038	0.2
Deutsche Bank AG, Credit Linked Note (Indonesia Government) 10.00%, 08/19/30, Moody rating Ba2	05/03/2010	553	556	0.1
Educational Secvices of America Inc., 1.10%, 07/25/23	02/24/2010	2,000	2,021	0.2
El Paso Performance-Linked Trust, 7.75%, 07/15/11	07/13/2006	1,290	1,330	0.1
FDIC Structured Sale Guaranteed Notes REMIC, 0.90%, 02/25/48	03/05/2010	918	921	0.1
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 08/15/35 (0.00% until LIBOR reaches 6.50%)	08/18/2008	6	5	-
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 09/15/35 (0.00% until LIBOR reaches 7.00%)	05/30/2007	292	304	-
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 04/15/37 (0.00% until LIBOR reaches 6.75%)	05/16/2007	107	104	-
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	-	1	-
Federal National Mortgage Association REMIC, 0.00%, 05/25/35 (0.00% until LIBOR reaches 7.00%)	05/30/2007	14	15	-
FIH Erhvervsbank A/S, 2.00%, 06/12/13	06/04/2010	1,796	1,811	0.2
First Union National Bank Commercial Mortgage Trust - Interest Only REMIC, 1.06%, 05/17/32	01/08/2003	91	70	-
Goal Capital Funding Trust, 1.24%, 08/25/48	05/25/2010	4,426	4,492	0.6
GSMPS Mortgage Loan Trust, 0.58%, 02/25/35	12/10/2002	126	104	-
Home Interior Gift Inc.	02/13/2006	184	184	-
Impac CMB Trust REMIC, 0.99%, 03/25/35	11/02/2006	169	77	-
Merit Securities Corp. REMIC, 1.85%, 09/28/32	12/10/2002	243	226	-
Radnor Holdings Corp., 11.00%, 07/15/10	11/13/2003	126	-	-
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17 Moody Rating Ba3	11/05/2007	669	468	-
WEA Finance LLC, 7.50%, 06/02/14	05/27/2009	471	538	0.1
White Mountains Re Group Inc., 6.38%, 03/20/17	05/11/2007	1,271	1,276	0.1
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	1,083	0.1
		$ 25,267	$ 23,677	2.5%

JNL/Goldman Sachs Emerging Markets Debt Fund
JPMorgan Chase & Co., 6.00%, 10/10/12	08/07/2009	$ 814	$ 844	0.2%

JNL/Ivy Asset Strategy Fund
Itau Unibanco Holding SA	05/27/2010	$ 6,606	$ 7,288	1.3%

JNL/JPMorgan MidCap Growth Fund
Apollo Global Management LLC	11/02/2007	$ 2,028	$ 514	0.3%

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 03/11/32	12/29/2006	$ 2,177	$ 2,284	0.2%
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34	10/09/2003	3,163	3,119	0.3
CompuCredit Acquired Portfolio Voltage Master Trust, 0.52%, 09/15/18	09/15/2006	567	501	0.1
		$ 5,907	$ 5,904	0.6%

JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$ 1,105	$ 1,015	0.7%

JNL/PIMCO Real Return Fund
American Money Management Corp., 0.72%, 05/03/18	06/23/2010	$ 471	$ 471	0.0%
Gallatin Funding Ltd., 0.69%, 08/15/17	06/17/2010	1,119	1,118	0.1
Racers Trust, 0.76%, 07/25/17	06/08/2010	952	949	0.1
SLM Student Loan Trust, 1.85%, 12/15/17	06/30/2010	2,700	2,700	0.2
Symphony CLO Ltd., 0.68%, 05/15/19	06/28/2010	2,016	2,015	0.1
		$ 7,258	$ 7,253	0.5%
JNL/PIMCO Total Return Bond Fund
DG Funding Trust, 1.18% (callable at 10,000 beginning 08/13/10)	11/10/2003	$ 4,427	$ 3,255	0.1%
ING Bank NV, 1.33%, 03/30/12	03/25/2010	21,665	21,770	0.8
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	13,945	16,510	0.6
SLM Student Loan Trust, 2.85%, 12/16/19	06/30/2010	1,000	1,000	-
		$ 41,037	$ 42,535	1.5%

JNL/PPM America High Yield Bond Fund
American General Financial Corp., Term Loan, 7.25%, 04/16/15	04/20/2010	$ 2,409	$ 2,385	0.4%
Applied Extrusion Technologies Inc. - Class B	05/05/2005	3	6	-
Home Interior Gift Inc.	02/22/2006	429	161	-
Manitoba Telecom Services Inc.	06/10/2005	1	13	-
Newsday Secured, Term Loan, 10.50%, 08/01/13	12/02/2009	2,095	2,090	0.3
Newsday Secured, Term Loan, 9.75%, 12/31/49	07/15/2008	800	844	0.1
Smurfit Kappa Group, Term Loan, 6.75%, 02/10/16	02/11/2010	2,772	2,790	0.4
Texas Competitive Electric Holdings Co. LLC, Term Loan B, 3.85%, 06/30/11	10/30/2008	3,614	2,908	0.5
Wolseley Plc - Private Placement, 5.32%, 11/17/20	08/31/2009	2,136	1,871	0.3
		$ 14,259	$ 13,068	2.0%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands except contracts)
June 30, 2010

Restricted Securities (continued)
			Value
	Acquisition		End	Percent of
	Date	Cost	of Period	Net Assets
JNL/T. Rowe Price Short-Term Bond Fund
Banco Bradesco SA, 4.10%, 03/23/15	03/16/2010	$ 1,115	$ 1,111	0.2%
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%)	09/05/2008	56	58	-
Federal National Mortgage Association REMIC, Interest Only, 2.70%, 08/25/35	07/06/2006	27	-	-
T. Rowe Price Term Asset-Backed Securities Loan Facility	10/16/2009	2,836	3,077	0.4
		$ 4,034	$ 4,246	0.6%
Schedule of Written Options
	Expiration	Exercise
	Date	Price	Contracts	Value
Index Swaptions
JNL/PIMCO Total Return Bond Fund
CDX.IG-14 5-Year Call Option	07/21/2010	0.80	(15)	$ -
CDX.IG-14 5-Year Put Option	07/21/2010	1.60	(15)	(2)
			(30)	$ (2)
Exchange-Traded Futures Options
JNL/PIMCO Total Return Bond Fund
U.S. 10-Year Treasury Note Future Call Option	08/27/2010	120.00	(32)	$ (97)
U.S. 10-Year Treasury Note Future Call Option	08/27/2010	122.00	(41)	(68)
U.S. 10-Year Treasury Note Future Put Option	08/27/2010	114.00	(72)	(3)
U.S. 10-Year Treasury Note Future Put Option	08/27/2010	117.00	(41)	(5)
			(186)	$ (173)
Foreign Currency Options
JNL/Ivy Asset Strategy Fund
EUR versus USD Put Option	09/18/2010	1.16	(37,100,000)	$ (405)

JNL/PIMCO Real Return Fund
USD versus JPY Put Option	07/21/2010	90.00	(2,400)	$ (53)
USD versus JPY Put Option	07/21/2010	90.00	(1,200)	(27)
			(3,600)	$ (80)
JNL/PIMCO Total Return Bond Fund
USD versus JPY Put Option	07/21/2010	90.00	(12,700)	$ (281)
USD versus JPY Put Option	07/21/2010	90.00	(9,900)	(219)
			(22,600)	$ (500)
Interest Rate Swaptions
JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 3.25% fixed	09/02/2020	N/A	(137)	$ (315)
Call Swaption, 3 month LIBOR versus 3.25% fixed	09/02/2020	N/A	(35)	(80)
Call Swaption, 3 month LIBOR versus 3.25% fixed	11/02/2020	N/A	(368)	(935)
Call Swaption, 3 month LIBOR versus 3.50% fixed	09/02/2020	N/A	(237)	(940)
Call Swaption, 3 month LIBOR versus 3.50% fixed	09/02/2020	N/A	(151)	(599)
Put Swaption, 3 month LIBOR versus 4.50% fixed	09/02/2020	N/A	(237)	(1)
Put Swaption, 3 month LIBOR versus 4.50% fixed	09/02/2020	N/A	(151)	(1)
Put Swaption, 3 month LIBOR versus 4.75% fixed	09/02/2020	N/A	(137)	-
Put Swaption, 3 month LIBOR versus 4.75% fixed	09/02/2020	N/A	(35)	-
Put Swaption, 3 month LIBOR versus 5.00% fixed	11/02/2020	N/A	(368)	(6)
Put Swaption, 3 month LIBOR versus 5.37% fixed	09/22/2017	N/A	(400)	-
Put Swaption, 3 month LIBOR versus 5.50% fixed	09/02/2015	N/A	(240)	-
Put Swaption, 3 month LIBOR versus 6.00% fixed	09/02/2017	N/A	(500)	-
Put Swaption, 3 month LIBOR versus 6.00% fixed	09/02/2017	N/A	(1,000)	-
			(3,996)	$ (2,877)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 3.25% fixed	09/02/2020	N/A	(597)	$ (1,372)
Call Swaption, 3 month LIBOR versus 3.25% fixed	09/02/2020	N/A	(479)	(1,100)
Call Swaption, 3 month LIBOR versus 3.25% fixed	11/02/2020	N/A	(227)	(576)
Call Swaption, 3 month LIBOR versus 3.25% fixed	09/02/2020	N/A	(271)	(623)
Call Swaption, 3 month LIBOR versus 3.50% fixed	09/02/2020	N/A	(570)	(2,262)
Call Swaption, 3 month LIBOR versus 3.50% fixed	09/02/2020	N/A	(158)	(627)
Put Swaption, 3 month LIBOR versus 4.50% fixed	09/02/2020	N/A	(570)	(2)
Put Swaption, 3 month LIBOR versus 4.50% fixed	09/02/2020	N/A	(479)	(2)
Put Swaption, 3 month LIBOR versus 4.50% fixed	09/02/2020	N/A	(158)	(1)
Put Swaption, 3 month LIBOR versus 4.75% fixed	09/02/2020	N/A	(597)	(1)
Put Swaption, 3 month LIBOR versus 4.75% fixed	09/02/2020	N/A	(271)	-
Put Swaption, 3 month LIBOR versus 5.00% fixed	11/02/2020	N/A	(227)	(4)
Put Swaption, 3 month LIBOR versus 6.00% fixed	09/02/2017	N/A	(3,700)	-
Put Swaption, 3 month LIBOR versus 6.00% fixed	09/02/2017	N/A	(400)	-
Put Swaption, 3 month LIBOR versus 6.00% fixed	09/02/2020	N/A	(200)	-
Put Swaption, 3 month LIBOR versus 6.00% fixed	09/02/2017	N/A	(1,790)	-
Put Swaption, 3 month LIBOR versus 10.00% fixed	07/12/2022	N/A	(133)	(1)
			(10,827)	$ (6,571)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands except contracts)
June 30, 2010

Schedule of Written Options (continued)
	Expiration	Initial	Notional
	Date	Index	Amount	Contracts	Value
Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option	03/10/2020	215.95	$ 2,900	(29,000)	$ (30)
Floor - CPURNSA Index Option	03/12/2020	215.95	4,600	(46,000)	(47)
			$ 7,500	(75,000)	$ (77)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option	03/10/2020	215.95	$ 1,900	(19,000)	$ (20)
Floor - CPURNSA Index Option	03/12/2020	215.95	1,800	(18,000)	(18)
			$ 3,700	(37,000)	$ (38)

Summary of Written Options
				Contracts	Premiums
JNL/Ivy Asset Strategy Fund
Options outstanding at 12/31/2009				-	$ -
Options written during the period				(37,103,293)	(1,177)
Options closed during the period				3,293	786
Options outstanding at 06/30/2010				(37,100,000)	$ (391)

JNL/PIMCO Real Return Fund
Options outstanding at 12/31/2009				(4,321)	$ (1,908)
Options written during the period				(2,647,413)	(2,178)
Options closed during the period				2,644,063	2,254
Options outstanding at 06/30/2010				(7,671)	$ (1,832)

JNL/PIMCO Total Return Bond Fund
Options outstanding at 12/31/2009				(12,790)	$ (5,028)
Options written during the period				(33,862)	(5,339)
Options closed during the period				689	223
Options expired during the period				12,283	6,221
Options outstanding at 06/30/2010				(33,680)	$ (3,923)

Schedule of Open Futures Contracts
		Contracts	Unrealized				Contracts	Unrealized
		Long/	Appreciation/				Long/	Appreciation/
	Expiration	(Short)	(Depreciation)			Expiration	(Short)	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund			JNL/Mellon Capital Management International Index Fund (continued)
90-Day Eurodollar Future	September 2010	(9)	$ (17)	FTSE 100 Index Future		September 2010	36	$ (131)
90-Day Eurodollar Future	December 2010	2	1	Topix Index Future		September 2010	27	(105)
Euro-Bobl Future	September 2010	220	543					$ (408)
Euro-Bund Future	September 2010	(11)	(8)	JNL/Mellon Capital Management Global Alpha Fund
Japanese Government Bond				Amsterdam Exchange Index Future		July 2010	55	$ (281)
Future, 10-Year	September 2010	(31)	(526)	Australia Commonwealth Treasury Bond
U.K. Long Gilt Future	September 2010	(3)	274	Future, 10-Year		September 2010	74	119
U.S. Treasury Note Future, 2-Year	September 2010	(90)	-	CAC 40 10 Euro Index Future		July 2010	233	(507)
U.S. Treasury Note Future, 5-Year	September 2010	524	(2)	Canadian Bond Future, 10-Year		September 2010	37	101
U.S. Treasury Note Future, 10-Year	September 2010	(500)	(428)	DAX Index Future		September 2010	(21)	137
U.S. Treasury Bond Future, 30-Year	September 2010	647	2,271	Euro-Bund Future		September 2010	76	93
			$ 2,108	FTSE 100 Index Future		September 2010	114	(509)
JNL/Ivy Asset Strategy Fund				FTSE/MIB Index Future		September 2010	4	(24)
Euro Stoxx 50 Index Future	September 2010	(1,451)	$ 3,068	Hang Seng Index Future		July 2010	(27)	96
NASDAQ 100 E-Mini Index Future	September 2010	(636)	1,857	IBEX 35 Index Future		July 2010	19	(100)
Russell 2000 Mini Index Future	September 2010	(367)	1,912	Japanese Government Bond Future, 10-Year		September 2010	(202)	(241)
S&P 500 E-Mini Index Future	September 2010	(726)	2,695	S&P 500 E-Mini Index Future		September 2010	(103)	145
			$ 9,532	S&P/TSX 60 Index Future		September 2010	(34)	172
JNL/JPMorgan International Value Fund				Topix Index Future		September 2010	(85)	336
Euro Stoxx 50 Index Future	September 2010	115	$ (254)	U.K. Long Gilt Future		September 2010	(46)	(108)
FTSE 100 Index Future	September 2010	38	(198)	U.S. Treasury Note Future, 10-Year		September 2010	137	346
Topix Index Future	September 2010	25	(155)					$ (225)
			$ (607)	JNL/PIMCO Real Return Fund
JNL/Mellon Capital Management S&P 500 Index Fund				90-Day Eurodollar Future		September 2010	833	$ (97)
S&P 500 E-Mini Index Future	September 2010	599	$ (1,347)	3-Month Euro Euribor Future		December 2010	162	89
				U.S. Treasury Note Future, 10-Year		September 2010	189	436
JNL/Mellon Capital Management S&P 400 MidCap Index Fund								$ 428
S&P MidCap 400 E-Mini Index Future	September 2010	183	$ (720)	JNL/PIMCO Total Return Bond Fund
				90-Day Eurodollar Future		March 2011	20	$ 52
JNL/Mellon Capital Management Small Cap Index Fund				90-Day Eurodollar Future		September 2010	1,418	86
Russell 2000 Mini Index Future	September 2010	144	$ (715)	90-Day Eurodollar Future		December 2010	1,105	864
				U.S. Treasury Note Future, 2-Year		September 2010	2,193	467
JNL/Mellon Capital Management International Index Fund				U.S. Treasury Note Future, 5-Year		September 2010	281	2,048
ASX SPI 200 Index Future	September 2010	10	$ (39)	U.S. Treasury Note Future, 10-Year		September 2010	1,850	4,156
Euro Stoxx 50 Index Future	September 2010	107	(133)					$ 7,673

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Summary of Open Forward Foreign Currency Contracts
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund						JNL/Franklin Templeton Mutual Shares Fund (continued)
EUR/JPY	07/16/2010	JPY	(13,217)	$ (150)	$ (5)	USD/EUR	07/16/2010	EUR	(711)	$ (870)	$ 92
EUR/USD	07/08/2010	EUR	82	101	1	USD/EUR	07/16/2010	EUR	(208)	(254)	27
EUR/USD	07/08/2010	EUR	65	80	1	USD/EUR	07/16/2010	EUR	(729)	(891)	83
EUR/USD	07/09/2010	EUR	882	1,079	3	USD/EUR	07/16/2010	EUR	(764)	(935)	95
EUR/USD	07/09/2010	EUR	1,792	2,192	-	USD/EUR	07/16/2010	EUR	(523)	(640)	64
EUR/USD	07/28/2010	EUR	39	48	(3)	USD/EUR	07/16/2010	EUR	(1,000)	(1,223)	134
EUR/USD	07/28/2010	EUR	17	21	(1)	USD/EUR	07/16/2010	EUR	(363)	(443)	42
EUR/USD	07/28/2010	EUR	57	69	(1)	USD/EUR	07/16/2010	EUR	(218)	(267)	25
JPY/EUR	07/16/2010	EUR	(120)	(147)	2	USD/EUR	07/16/2010	EUR	(181)	(222)	20
JPY/USD	07/12/2010	JPY	191,627	2,168	68	USD/EUR	07/16/2010	EUR	(185)	(226)	24
JPY/USD	07/14/2010	JPY	474,406	5,367	167	USD/EUR	07/16/2010	EUR	(133)	(163)	16
JPY/USD	07/28/2010	JPY	337,840	3,823	151	USD/EUR	07/16/2010	EUR	(77)	(95)	9
JPY/USD	07/28/2010	JPY	11,840	134	4	USD/EUR	07/16/2010	EUR	(437)	(535)	46
JPY/USD	07/30/2010	JPY	23,408	265	15	USD/EUR	07/16/2010	EUR	(226)	(276)	26
USD/AUD	07/08/2010	AUD	(139)	(117)	1	USD/EUR	07/16/2010	EUR	(317)	(387)	32
USD/AUD	07/23/2010	AUD	(1,550)	(1,301)	62	USD/EUR	07/16/2010	EUR	(1,500)	(1,834)	9
USD/BRL	07/23/2010	BRL	(1,206)	(665)	-	USD/GBP	08/12/2010	GBP	(19,400)	(28,985)	67
USD/BRL	07/26/2010	BRL	(1,200)	(661)	14	USD/GBP	08/12/2010	GBP	(376)	(561)	(17)
USD/CAD	07/08/2010	CAD	(103)	(96)	3	USD/GBP	08/12/2010	GBP	(1,100)	(1,643)	(14)
USD/COP	07/26/2010	COP	(647,400)	(341)	1	USD/GBP	08/12/2010	GBP	(235)	(352)	(3)
USD/EUR	07/08/2010	EUR	(82)	(101)	(2)	USD/GBP	08/12/2010	GBP	(98)	(147)	-
USD/EUR	07/08/2010	EUR	(65)	(80)	(2)	USD/JPY	10/20/2010	JPY	(184,776)	(2,094)	(92)
USD/EUR	07/09/2010	EUR	(2,674)	(3,270)	175	USD/NOK	08/16/2010	NOK	(34,906)	(5,351)	493
USD/EUR	07/12/2010	EUR	(2,650)	(3,241)	(50)	USD/NOK	08/16/2010	NOK	(1,800)	(276)	25
USD/EUR	07/14/2010	EUR	(2,500)	(3,057)	(42)	USD/NOK	08/16/2010	NOK	(665)	(102)	11
USD/EUR	07/28/2010	EUR	(39)	(48)	4	USD/NOK	08/16/2010	NOK	(1,694)	(260)	22
USD/EUR	07/28/2010	EUR	(74)	(90)	7	USD/NOK	08/16/2010	NOK	(1,475)	(226)	24
USD/GBP	07/08/2010	GBP	(133)	(198)	(3)	USD/NOK	08/16/2010	NOK	(1,960)	(300)	30
USD/IDR	07/26/2010	IDR	(1,020,625)	(112)	1	USD/NOK	08/16/2010	NOK	(1,741)	(267)	1
USD/JPY	07/28/2010	JPY	(361,522)	(4,091)	(244)					$ (99,135)	$ 5,807
USD/KRW	08/09/2010	KRW	(212,725)	(174)	11	JNL/Goldman Sachs Core Plus Bond Fund
USD/MXN	07/23/2010	MXN	(3,925)	(303)	10	AUD/CHF	09/15/2010	CHF	(1,764)	$ (1,639)	$ (89)
USD/MYR	07/26/2010	MYR	(810)	(250)	4	AUD/CHF	09/15/2010	CHF	(1,707)	(1,586)	(33)
USD/THB	07/23/2010	THB	(5,700)	(176)	-	AUD/USD	09/15/2010	AUD	1,774	1,480	(69)
USD/TRY	07/23/2010	TRY	(350)	(220)	3	CAD/EUR	09/15/2010	EUR	(1,304)	(1,595)	(53)
USD/ZAR	07/02/2010	ZAR	(765)	(100)	(1)	CAD/EUR	09/15/2010	EUR	(1,269)	(1,552)	(26)
USD/ZAR	07/26/2010	ZAR	(4,072)	(528)	6	CAD/USD	09/15/2010	CAD	2,825	2,652	(63)
USD/ZAR	08/03/2010	ZAR	(800)	(104)	-	CAD/USD	09/15/2010	CAD	1,600	1,502	(61)
				$ (4,274)	$ 360	CHF/AUD	09/15/2010	AUD	(1,855)	(1,547)	100
JNL/Capital Guardian Global Diversified Research Fund						CHF/EUR	09/15/2010	EUR	(3,438)	(4,206)	277
USD/ZAR	07/02/2010	ZAR	(1,059)	$ (138)	$ (1)	CHF/EUR	09/15/2010	EUR	(1,303)	(1,594)	77
USD/ZAR	08/03/2010	ZAR	(646)	(84)	-	EUR/AUD	09/15/2010	AUD	(1,924)	(1,605)	(19)
				$ (222)	$ (1)	EUR/CAD	09/15/2010	CAD	(1,617)	(1,518)	59
JNL/Franklin Templeton Mutual Shares Fund						EUR/CHF	09/15/2010	CHF	(3,452)	(3,207)	(78)
AUD/USD	08/19/2010	AUD	102	$ 85	$ (1)	EUR/GBP	09/15/2010	GBP	(1,062)	(1,586)	6
CHF/USD	11/10/2010	CHF	295	274	7	EUR/JPY	09/15/2010	JPY	(142,439)	(1,613)	(28)
DKK/USD	07/23/2010	DKK	1,056	173	(7)	EUR/NOK	09/15/2010	NOK	(20,309)	(3,109)	6
DKK/USD	07/23/2010	DKK	796	131	-	EUR/NOK	09/15/2010	NOK	(10,359)	(1,586)	(1)
EUR/USD	07/16/2010	EUR	1,093	1,337	(3)	EUR/SEK	09/15/2010	SEK	(12,203)	(1,565)	(9)
GBP/USD	08/12/2010	GBP	566	846	-	EUR/SEK	09/15/2010	SEK	(12,124)	(1,555)	(8)
JPY/USD	10/20/2010	JPY	10,000	113	2	EUR/USD	09/15/2010	EUR	2,555	3,126	(6)
NOK/USD	08/16/2010	NOK	2,000	307	(24)	EUR/USD	09/15/2010	EUR	2,524	3,088	(41)
NOK/USD	08/16/2010	NOK	1,964	301	(30)	EUR/USD	09/15/2010	EUR	1,302	1,593	-
NOK/USD	08/16/2010	NOK	1,530	235	(22)	EUR/USD	09/15/2010	EUR	1,302	1,593	-
NOK/USD	08/16/2010	NOK	3,770	578	(24)	GBP/EUR	09/15/2010	EUR	(1,304)	(1,595)	17
NOK/USD	08/16/2010	NOK	1,250	192	(1)	GBP/EUR	09/15/2010	EUR	(1,286)	(1,573)	6
NOK/USD	08/16/2010	NOK	1,700	261	(3)	GBP/USD	09/15/2010	GBP	1,052	1,572	6
NOK/USD	08/16/2010	NOK	965	148	-	JPY/EUR	09/15/2010	EUR	(1,278)	(1,563)	42
NOK/USD	08/16/2010	NOK	1,106	170	-	JPY/USD	09/15/2010	JPY	140,604	1,592	15
USD/AUD	08/19/2010	AUD	(531)	(444)	16	NOK/EUR	09/15/2010	EUR	(2,553)	(3,124)	(36)
USD/CHF	11/10/2010	CHF	(11,947)	(11,115)	(275)	NOK/EUR	09/15/2010	EUR	(1,269)	(1,552)	(3)
USD/CHF	11/10/2010	CHF	(400)	(372)	(20)	NOK/JPY	09/15/2010	JPY	(141,592)	(1,604)	(31)
USD/DKK	07/23/2010	DKK	(12,596)	(2,068)	194	NZD/USD	09/15/2010	NZD	2,247	1,532	(1)
USD/DKK	07/23/2010	DKK	(2,000)	(328)	5	NZD/USD	09/15/2010	NZD	2,164	1,476	3
USD/DKK	07/23/2010	DKK	(552)	(91)	1	NZD/USD	09/15/2010	NZD	2,241	1,528	(28)
USD/DKK	07/23/2010	DKK	(980)	(161)	(1)	SEK/EUR	09/15/2010	EUR	(1,197)	(1,465)	(2)
USD/EUR	07/16/2010	EUR	(32,050)	(39,195)	4,617	SEK/USD	09/15/2010	SEK	11,929	1,530	(12)
USD/EUR	07/16/2010	EUR	(194)	(237)	29	SEK/USD	09/15/2010	SEK	24,518	3,144	16
USD/EUR	07/16/2010	EUR	(368)	(450)	56	USD/AUD	09/15/2010	AUD	(2,661)	(2,220)	10

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Summary of Open Forward Foreign Currency Contracts (continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)						JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/AUD	09/15/2010	AUD	(1,907)	$ (1,591)	$ (55)	PHP/USD	07/12/2010	PHP	198,053	$ 4,268	$ (17)
USD/AUD	09/15/2010	AUD	(1,842)	(1,536)	1	PLN/USD	09/15/2010	PLN	15,830	4,643	47
USD/AUD	09/15/2010	AUD	(1,836)	(1,531)	15	PLN/USD	09/15/2010	PLN	57,154	16,763	(355)
USD/BRL	07/12/2010	BRL	(529)	(292)	2	RUB/USD	07/12/2010	RUB	50,754	1,622	(82)
USD/EUR	09/15/2010	EUR	(2,526)	(3,090)	(3)	RUB/USD	07/12/2010	RUB	436,146	13,939	(821)
USD/EUR	09/15/2010	EUR	(1,280)	(1,566)	(21)	RUB/USD	07/12/2010	RUB	53,666	1,715	(121)
USD/EUR	09/15/2010	EUR	(1,554)	(1,901)	(4)	RUB/USD	07/12/2010	RUB	172,983	5,528	84
USD/EUR	09/15/2010	EUR	(1,284)	(1,571)	(6)	RUB/USD	07/12/2010	RUB	70,456	2,252	3
USD/EUR	09/15/2010	EUR	(2,546)	(3,115)	13	RUB/USD	07/12/2010	RUB	76,117	2,433	(9)
USD/EUR	09/15/2010	EUR	(1,274)	(1,559)	5	TRY/USD	09/15/2010	TRY	7,369	4,598	23
USD/EUR	09/15/2010	EUR	(1,279)	(1,565)	1	TRY/USD	09/15/2010	TRY	3,373	2,105	(14)
USD/IDR	07/12/2010	IDR	(66,672,364)	(7,342)	(180)	TRY/USD	09/15/2010	TRY	12,024	7,503	(16)
USD/JPY	09/15/2010	JPY	(142,134)	(1,610)	(56)	USD/BRL	07/12/2010	BRL	(16,611)	(9,183)	107
USD/NZD	09/15/2010	NZD	(2,230)	(1,521)	50	USD/BRL	07/12/2010	BRL	(7,005)	(3,873)	104
USD/SEK	09/15/2010	SEK	(18,816)	(2,413)	(86)	USD/BRL	07/12/2010	BRL	(8,608)	(4,759)	(226)
USD/SEK	09/15/2010	SEK	(12,587)	(1,614)	(60)	USD/BRL	07/12/2010	BRL	(8,649)	(4,782)	(249)
USD/SEK	09/15/2010	SEK	(12,311)	(1,579)	(2)	USD/BRL	07/12/2010	BRL	(8,529)	(4,715)	(177)
				$ (53,747)	$ (443)	USD/COP	07/12/2010	COP	(5,347,771)	(2,815)	(122)
JNL/Goldman Sachs Emerging Markets Debt Fund						USD/EUR	09/15/2010	EUR	(1,870)	(2,288)	18
BRL/USD	07/12/2010	BRL	7,730	$ 4,274	$ (25)	USD/EUR	09/15/2010	EUR	(3,939)	(4,819)	8
BRL/USD	07/12/2010	BRL	8,103	4,480	2	USD/IDR	07/12/2010	IDR	(41,770,837)	(4,600)	(17)
BRL/USD	07/12/2010	BRL	3,240	1,791	-	USD/IDR	07/12/2010	IDR	(41,799,252)	(4,603)	(20)
BRL/USD	07/12/2010	BRL	14,727	8,141	182	USD/IDR	07/12/2010	IDR	(58,373,784)	(6,428)	(2)
BRL/USD	07/12/2010	BRL	8,376	4,630	55	USD/IDR	07/12/2010	IDR	(41,670,774)	(4,589)	1
BRL/USD	07/12/2010	BRL	4,169	2,305	1	USD/IDR	07/12/2010	IDR	(50,040,180)	(5,511)	(3)
CNY/USD	09/17/2010	CNY	124,941	18,444	143	USD/IDR	07/12/2010	IDR	(42,455,300)	(4,675)	(30)
COP/USD	07/12/2010	COP	5,729,733	3,016	128	USD/IDR	07/12/2010	IDR	(42,297,370)	(4,658)	(13)
COP/USD	07/12/2010	COP	1,130,000	595	23	USD/IDR	07/12/2010	IDR	(44,043,025)	(4,850)	(177)
COP/USD	07/12/2010	COP	1,205,000	634	25	USD/IDR	07/12/2010	IDR	(43,235,556)	(4,761)	(120)
COP/USD	07/12/2010	COP	530,572	279	9	USD/IDR	07/12/2010	IDR	(42,655,530)	(4,697)	(164)
COP/USD	07/12/2010	COP	537,314	283	9	USD/INR	07/12/2010	INR	(102,059)	(2,195)	100
COP/USD	07/12/2010	COP	679,759	358	8	USD/INR	07/12/2010	INR	(208,189)	(4,477)	168
COP/USD	07/12/2010	COP	2,283,215	1,202	15	USD/INR	07/12/2010	INR	(213,322)	(4,587)	86
COP/USD	07/12/2010	COP	492,326	259	2	USD/INR	07/12/2010	INR	(216,388)	(4,653)	2
EUR/USD	09/15/2010	EUR	3,784	4,629	(58)	USD/INR	07/12/2010	INR	(212,416)	(4,568)	(35)
HUF/USD	09/15/2010	HUF	487,028	2,070	53	USD/INR	07/12/2010	INR	(225,059)	(4,839)	(12)
HUF/USD	09/15/2010	HUF	303,111	1,288	29	USD/INR	07/12/2010	INR	(225,083)	(4,840)	(13)
HUF/USD	09/15/2010	HUF	122,622	521	9	USD/KRW	07/12/2010	KRW	(4,623,415)	(3,782)	349
HUF/USD	09/15/2010	HUF	747,822	3,179	42	USD/KRW	07/12/2010	KRW	(4,697,066)	(3,843)	337
IDR/USD	07/12/2010	IDR	153,788,184	16,936	328	USD/KRW	07/12/2010	KRW	(5,359,931)	(4,385)	288
IDR/USD	07/12/2010	IDR	19,129,170	2,107	30	USD/KRW	07/12/2010	KRW	(5,476,148)	(4,480)	161
IDR/USD	07/12/2010	IDR	72,828,691	8,020	51	USD/KRW	07/12/2010	KRW	(7,119,200)	(5,824)	35
IDR/USD	07/12/2010	IDR	41,989,350	4,624	49	USD/MXN	09/15/2010	MXN	(59,626)	(4,573)	116
ILS/USD	09/15/2010	ILS	9,058	2,329	(12)	USD/PHP	07/12/2010	PHP	(208,979)	(4,503)	142
INR/USD	07/12/2010	INR	829,934	17,846	(224)	USD/PHP	07/12/2010	PHP	(321,582)	(6,930)	32
INR/USD	07/12/2010	INR	197,887	4,255	(172)	USD/PHP	07/12/2010	PHP	(212,788)	(4,585)	(49)
INR/USD	07/12/2010	INR	246,024	5,290	71	USD/PHP	07/12/2010	PHP	(212,462)	(4,578)	(48)
INR/USD	07/12/2010	INR	106,938	2,299	30	USD/RUB	07/12/2010	RUB	(91,962)	(2,939)	161
INR/USD	07/12/2010	INR	214,963	4,622	15	USD/RUB	07/12/2010	RUB	(70,195)	(2,243)	107
KRW/USD	07/12/2010	KRW	20,799,946	17,016	(1,249)	USD/RUB	07/12/2010	RUB	(54,048)	(1,727)	38
KRW/USD	07/12/2010	KRW	6,475,814	5,298	(457)	USD/RUB	07/12/2010	RUB	(144,445)	(4,616)	39
MXN/USD	09/15/2010	MXN	11,307	867	1	USD/RUB	07/12/2010	RUB	(142,195)	(4,544)	13
MXN/USD	09/15/2010	MXN	57,127	4,381	1	USD/TRY	09/15/2010	TRY	(20,381)	(12,717)	(173)
MXN/USD	09/15/2010	MXN	87,556	6,715	(43)	USD/TRY	09/15/2010	TRY	(3,729)	(2,327)	(42)
MXN/USD	09/15/2010	MXN	59,131	4,535	(3)	USD/TRY	09/15/2010	TRY	(3,695)	(2,306)	(37)
MXN/USD	09/15/2010	MXN	135,431	10,387	(129)	USD/TRY	09/15/2010	TRY	(8,280)	(5,167)	(60)
MXN/USD	09/15/2010	MXN	29,289	2,246	(58)	USD/ZAR	09/15/2010	ZAR	(29,538)	(3,798)	(40)
MXN/USD	09/15/2010	MXN	62,032	4,758	(85)					$ 100,577	$ (1,730)
MYR/USD	07/12/2010	MYR	11,760	3,631	98	JNL/Ivy Asset Strategy Fund
MYR/USD	07/12/2010	MYR	48,932	15,107	410	CNY/USD	10/25/2010	CNY	12,600	$ 1,863	$ (40)
MYR/USD	07/12/2010	MYR	7,103	2,193	(21)	CNY/USD	06/28/2012	CNY	1,610	239	(9)
MYR/USD	07/12/2010	MYR	4,431	1,368	(18)	CNY/USD	06/28/2012	CNY	4,600	682	(27)
MYR/USD	07/12/2010	MYR	14,782	4,564	(47)	CNY/USD	06/28/2012	CNY	1,900	282	(10)
MYR/USD	07/12/2010	MYR	13,507	4,170	121	CNY/USD	06/28/2012	CNY	4,490	666	(25)
MYR/USD	07/12/2010	MYR	6,060	1,871	(30)	EUR/NOK	08/10/2010	NOK	(28,508)	(4,372)	32
PHP/USD	07/12/2010	PHP	474,942	10,234	(44)	EUR/NOK	08/10/2010	NOK	(4,787)	(734)	-
PHP/USD	07/12/2010	PHP	143,621	3,095	(118)	JPY/KRW	07/13/2010	KRW	(957,500)	(783)	26
PHP/USD	07/12/2010	PHP	207,000	4,461	(114)	JPY/KRW	07/13/2010	KRW	(8,600,000)	(7,035)	165
PHP/USD	07/12/2010	PHP	103,792	2,237	(68)	JPY/KRW	07/13/2010	KRW	(5,504,500)	(4,503)	111

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Summary of Open Forward Foreign Currency Contracts (continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Ivy Asset Strategy Fund (continued)						JNL/Mellon Capital Management International Index Fund (continued)
JPY/SEK	12/13/2010	SEK	(39,100)	$ (5,014)	$ (20)	AUD/USD	09/15/2010	AUD	221	$ 184	$ (7)
JPY/USD	07/13/2010	JPY	112,525	1,273	38	AUD/USD	09/15/2010	AUD	219	183	(3)
JPY/USD	12/20/2010	JPY	333,000	3,779	108	EUR/USD	09/15/2010	EUR	4,121	5,042	89
JPY/USD	12/20/2010	JPY	174,400	1,979	79	EUR/USD	09/15/2010	EUR	77	94	1
KRW/JPY	07/13/2010	JPY	(343,876)	(3,890)	(454)	EUR/USD	09/15/2010	EUR	78	96	1
KRW/JPY	07/13/2010	JPY	(670,331)	(7,583)	(875)	EUR/USD	09/15/2010	EUR	342	419	(1)
KRW/JPY	07/13/2010	JPY	(214,249)	(2,424)	(246)	EUR/USD	09/15/2010	EUR	352	431	(3)
NOK/EUR	08/10/2010	EUR	(1,200)	(1,468)	44	EUR/USD	09/15/2010	EUR	706	863	(11)
NOK/EUR	08/10/2010	EUR	(3,000)	(3,669)	110	EUR/USD	09/15/2010	EUR	27	33	-
SEK/JPY	12/13/2010	JPY	(478,936)	(5,434)	(421)	EUR/USD	09/15/2010	EUR	328	401	(5)
USD/CNY	10/25/2010	CNY	(1,610)	(238)	-	EUR/USD	09/15/2010	EUR	912	1,115	(5)
USD/CNY	10/25/2010	CNY	(4,600)	(680)	(1)	EUR/USD	09/15/2010	EUR	247	302	(1)
USD/CNY	10/25/2010	CNY	(1,900)	(281)	(1)	EUR/USD	09/15/2010	EUR	216	265	(1)
USD/CNY	10/25/2010	CNY	(4,490)	(664)	(2)	EUR/USD	09/15/2010	EUR	475	581	(3)
USD/EUR	12/20/2010	EUR	(4,300)	(5,263)	43	EUR/USD	09/15/2010	EUR	315	386	(3)
USD/EUR	12/20/2010	EUR	(5,300)	(6,487)	34	EUR/USD	09/15/2010	EUR	613	749	1
USD/EUR	03/24/2011	EUR	(11,500)	(14,077)	93	EUR/USD	09/15/2010	EUR	51	63	-
USD/JPY	12/20/2010	JPY	(161,400)	(1,832)	(21)	GBP/USD	09/15/2010	GBP	432	646	17
USD/JPY	12/20/2010	JPY	(1,000,000)	(11,348)	(582)	GBP/USD	09/15/2010	GBP	524	783	20
USD/JPY	12/20/2010	JPY	(187,400)	(2,127)	(60)	GBP/USD	09/15/2010	GBP	354	528	14
USD/JPY	12/20/2010	JPY	(480,000)	(5,447)	(101)	GBP/USD	09/15/2010	GBP	51	76	2
USD/JPY	12/20/2010	JPY	(10,800)	(123)	(3)	GBP/USD	09/15/2010	GBP	51	76	2
USD/NOK	08/10/2010	NOK	(1,209)	(185)	13	GBP/USD	09/15/2010	GBP	207	309	4
				$ (84,898)	$ (2,002)	GBP/USD	09/15/2010	GBP	207	310	3
JNL/JPMorgan International Value Fund						GBP/USD	09/15/2010	GBP	365	545	5
AUD/USD	08/27/2010	AUD	37,456	$ 31,317	$ 504	GBP/USD	09/15/2010	GBP	209	312	2
CAD/AUD	08/27/2010	AUD	(590)	(493)	(13)	GBP/USD	09/15/2010	GBP	368	550	6
CAD/AUD	08/27/2010	AUD	(575)	(481)	(19)	GBP/USD	09/15/2010	GBP	157	234	-
CHF/GBP	08/27/2010	GBP	(3,765)	(5,625)	266	GBP/USD	09/15/2010	GBP	52	77	-
EUR/USD	08/27/2010	EUR	3,588	4,389	(108)	GBP/USD	09/15/2010	GBP	203	303	-
EUR/USD	08/27/2010	EUR	3,364	4,115	(45)	GBP/USD	09/15/2010	GBP	151	225	(2)
GBP/USD	08/27/2010	GBP	2,196	3,281	87	GBP/USD	09/15/2010	GBP	353	527	(6)
GBP/USD	08/27/2010	GBP	1,568	2,343	42	GBP/USD	09/15/2010	GBP	49	73	-
GBP/USD	08/27/2010	GBP	2,204	3,294	84	JPY/USD	09/15/2010	JPY	241,108	2,731	92
JPY/EUR	08/27/2010	EUR	(5,345)	(6,538)	180	JPY/USD	09/15/2010	JPY	120,536	1,365	46
JPY/USD	08/27/2010	JPY	291,583	3,301	153	JPY/USD	09/15/2010	JPY	17,030	193	6
JPY/USD	08/27/2010	JPY	348,307	3,943	60	JPY/USD	09/15/2010	JPY	17,080	193	7
JPY/USD	08/27/2010	JPY	301,429	3,412	60	JPY/USD	09/15/2010	JPY	25,965	294	11
JPY/USD	08/27/2010	JPY	359,998	4,075	133	JPY/USD	09/15/2010	JPY	26,250	297	9
JPY/USD	08/27/2010	JPY	193,904	2,195	69	JPY/USD	09/15/2010	JPY	44,725	507	14
SEK/USD	08/27/2010	SEK	64,701	8,298	51	JPY/USD	09/15/2010	JPY	35,380	401	13
SEK/USD	08/27/2010	SEK	12,690	1,628	7	JPY/USD	09/15/2010	JPY	63,245	716	18
SEK/USD	08/27/2010	SEK	19,190	2,461	90	JPY/USD	09/15/2010	JPY	8,935	101	2
SGD/USD	08/27/2010	SGD	4,238	3,029	21	JPY/USD	09/15/2010	JPY	17,580	199	2
USD/CAD	08/27/2010	CAD	(3,619)	(3,398)	-	JPY/USD	09/15/2010	JPY	17,580	199	2
USD/CHF	08/27/2010	CHF	(7,959)	(7,391)	(442)	JPY/USD	09/15/2010	JPY	26,025	295	3
USD/EUR	08/27/2010	EUR	(5,645)	(6,905)	170	JPY/USD	09/15/2010	JPY	51,600	584	2
USD/EUR	08/27/2010	EUR	(2,161)	(2,643)	25	USD/AUD	09/15/2010	AUD	(110)	(92)	(1)
USD/EUR	08/27/2010	EUR	(2,823)	(3,453)	73	USD/AUD	09/15/2010	AUD	(1,505)	(1,256)	17
USD/EUR	08/27/2010	EUR	(1,943)	(2,377)	50	USD/EUR	09/15/2010	EUR	(250)	(306)	(5)
USD/EUR	08/27/2010	EUR	(908)	(1,111)	1	USD/EUR	09/15/2010	EUR	(295)	(361)	2
USD/GBP	08/27/2010	GBP	(19,399)	(28,984)	(1,059)	USD/EUR	09/15/2010	EUR	(5,548)	(6,787)	(12)
USD/GBP	08/27/2010	GBP	(637)	(952)	(9)	USD/GBP	09/15/2010	GBP	(101)	(150)	(4)
USD/GBP	08/27/2010	GBP	(774)	(1,156)	4	USD/GBP	09/15/2010	GBP	(104)	(155)	(2)
USD/GBP	08/27/2010	GBP	(821)	(1,227)	-	USD/GBP	09/15/2010	GBP	(2,246)	(3,355)	31
USD/HKD	08/27/2010	HKD	(12,938)	(1,662)	(1)	USD/JPY	09/15/2010	JPY	(17,110)	(194)	(7)
USD/HKD	08/27/2010	HKD	(27,543)	(3,538)	-	USD/JPY	09/15/2010	JPY	(17,520)	(198)	(6)
USD/NOK	08/27/2010	NOK	(2,950)	(452)	(3)	USD/JPY	09/15/2010	JPY	(355,060)	(4,021)	(9)
USD/TRY	08/27/2010	TRY	(4,785)	(2,995)	(16)					$ 9,581	$ 332
				$ (300)	$ 415	JNL/Mellon Capital Management Global Alpha Fund
JNL/Mellon Capital Management International Index Fund						AUD/USD	09/15/2010	AUD	4,548	$ 3,793	$ 115
AUD/USD	09/15/2010	AUD	202	$ 168	$ 2	AUD/USD	09/15/2010	AUD	807	673	11
AUD/USD	09/15/2010	AUD	808	674	7	AUD/USD	09/15/2010	AUD	3,226	2,691	29
AUD/USD	09/15/2010	AUD	226	188	(4)	AUD/USD	09/15/2010	AUD	199	166	-
AUD/USD	09/15/2010	AUD	114	95	(3)	AUD/USD	09/15/2010	AUD	199	166	-
AUD/USD	09/15/2010	AUD	113	95	(3)	AUD/USD	09/15/2010	AUD	199	166	-
AUD/USD	09/15/2010	AUD	230	192	(8)	AUD/USD	09/15/2010	AUD	796	664	1
AUD/USD	09/15/2010	AUD	114	95	(3)	AUD/USD	09/15/2010	AUD	199	166	1
AUD/USD	09/15/2010	AUD	112	93	(3)	AUD/USD	09/15/2010	AUD	398	332	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Summary of Open Forward Foreign Currency Contracts(continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)						JNL/Mellon Capital Management Global Alpha Fund (continued)
CAD/USD	09/15/2010	CAD	3,091	$ 2,902	$ (21)	USD/EUR	09/15/2010	EUR	(751)	$ (918)	$ 8
CAD/USD	09/15/2010	CAD	1,023	961	(6)	USD/EUR	09/15/2010	EUR	(375)	(459)	4
CAD/USD	09/15/2010	CAD	2,743	2,575	(30)	USD/EUR	09/15/2010	EUR	(563)	(689)	6
CAD/USD	09/15/2010	CAD	4,571	4,292	(101)	USD/EUR	09/15/2010	EUR	(751)	(918)	8
CHF/USD	09/15/2010	CHF	1,190	1,106	7	USD/GBP	09/15/2010	GBP	(923)	(1,380)	(50)
CHF/USD	09/15/2010	CHF	680	632	3	USD/GBP	09/15/2010	GBP	(860)	(1,286)	(46)
CHF/USD	09/15/2010	CHF	340	316	1	USD/GBP	09/15/2010	GBP	(813)	(1,215)	(32)
CHF/USD	09/15/2010	CHF	510	474	2	USD/GBP	09/15/2010	GBP	(1,650)	(2,466)	(65)
CHF/USD	09/15/2010	CHF	680	632	3	USD/GBP	09/15/2010	GBP	(405)	(606)	(14)
JPY/USD	09/15/2010	JPY	219,988	2,491	96	USD/GBP	09/15/2010	GBP	(405)	(606)	(14)
JPY/USD	09/15/2010	JPY	213,238	2,415	73	USD/GBP	09/15/2010	GBP	(405)	(606)	(14)
JPY/USD	09/15/2010	JPY	159,594	1,807	57	USD/GBP	09/15/2010	GBP	(1,621)	(2,422)	(56)
JPY/USD	09/15/2010	JPY	319,235	3,615	122	USD/GBP	09/15/2010	GBP	(811)	(1,211)	(24)
JPY/USD	09/15/2010	JPY	55,796	632	19	USD/GBP	09/15/2010	GBP	(405)	(606)	(14)
JPY/USD	09/15/2010	JPY	223,182	2,528	76	USD/NOK	09/15/2010	NOK	(18,764)	(2,872)	(37)
JPY/USD	09/15/2010	JPY	55,796	632	19					$ 8,707	$ (281)
JPY/USD	09/15/2010	JPY	55,796	632	19	JNL/PIMCO Real Return Fund
JPY/USD	09/15/2010	JPY	55,796	632	18	CAD/USD	07/07/2010	CAD	142	$ 133	$ (8)
JPY/USD	09/15/2010	JPY	111,591	1,264	40	CNY/USD	11/17/2010	CNY	1,427	211	(4)
NOK/USD	09/15/2010	NOK	894	137	1	CNY/USD	11/17/2010	CNY	7,257	1,074	(20)
NOK/USD	09/15/2010	NOK	894	137	1	CNY/USD	11/17/2010	CNY	3,751	555	(12)
NOK/USD	09/15/2010	NOK	3,575	547	2	CNY/USD	11/17/2010	CNY	3,759	556	(12)
NOK/USD	09/15/2010	NOK	894	137	2	CNY/USD	11/17/2010	CNY	6,022	888	(22)
NOK/USD	09/15/2010	NOK	894	137	1	CNY/USD	11/17/2010	CNY	3,925	579	(14)
NOK/USD	09/15/2010	NOK	1,788	274	(1)	CNY/USD	01/10/2011	CNY	2,722	403	(7)
NOK/USD	09/15/2010	NOK	3,502	536	(6)	CNY/USD	01/10/2011	CNY	4,848	719	(11)
NOK/USD	09/15/2010	NOK	2,001	306	(4)	CNY/USD	01/10/2011	CNY	11,360	1,684	(18)
NOK/USD	09/15/2010	NOK	1,001	153	(2)	CNY/USD	01/10/2011	CNY	7,862	1,165	(8)
NOK/USD	09/15/2010	NOK	1,501	230	(3)	EUR/USD	07/26/2010	EUR	1,297	1,586	(9)
NOK/USD	09/15/2010	NOK	2,001	306	(3)	EUR/USD	07/26/2010	EUR	2,619	3,203	(8)
NZD/USD	09/15/2010	NZD	1,887	1,287	42	EUR/USD	08/24/2010	EUR	9,321	11,401	(141)
NZD/USD	09/15/2010	NZD	1,965	1,340	50	KRW/USD	07/28/2010	KRW	721,680	590	(10)
NZD/USD	09/15/2010	NZD	969	661	16	KRW/USD	07/28/2010	KRW	2,492,700	2,038	(62)
NZD/USD	09/15/2010	NZD	2,058	1,404	32	KRW/USD	11/12/2010	KRW	680,100	555	(45)
NZD/USD	09/15/2010	NZD	278	190	1	KRW/USD	11/12/2010	KRW	1,134,293	925	(65)
NZD/USD	09/15/2010	NZD	278	190	2	KRW/USD	11/12/2010	KRW	1,162,611	948	(62)
NZD/USD	09/15/2010	NZD	278	190	2	KRW/USD	11/12/2010	KRW	748,704	611	(29)
NZD/USD	09/15/2010	NZD	278	190	3	KRW/USD	11/12/2010	KRW	1,569,510	1,280	(70)
NZD/USD	09/15/2010	NZD	1,114	759	6	KRW/USD	11/12/2010	KRW	3,586,789	2,926	(109)
NZD/USD	09/15/2010	NZD	557	380	1	MXN/USD	09/24/2010	MXN	133,766	10,249	(112)
SEK/USD	09/15/2010	SEK	14,950	1,917	62	USD/AUD	07/30/2010	AUD	(4,434)	(3,720)	129
SEK/USD	09/15/2010	SEK	32,890	4,218	80	USD/CAD	07/07/2010	CAD	(17,515)	(16,452)	658
SEK/USD	09/15/2010	SEK	3,036	389	7	USD/EUR	07/26/2010	EUR	(19,181)	(23,458)	2,090
SEK/USD	09/15/2010	SEK	3,036	389	7	USD/EUR	01/04/2011	EUR	(388)	(475)	42
SEK/USD	09/15/2010	SEK	12,145	1,558	28	USD/GBP	09/23/2010	GBP	(3,085)	(4,609)	(37)
SEK/USD	09/15/2010	SEK	3,036	389	8	USD/JPY	07/14/2010	JPY	(677,417)	(7,663)	(264)
SEK/USD	09/15/2010	SEK	3,036	389	7	USD/MXN	09/24/2010	MXN	(111,650)	(8,554)	446
SEK/USD	09/15/2010	SEK	6,072	779	9	USD/MXN	09/24/2010	MXN	(22,117)	(1,695)	83
USD/CHF	09/15/2010	CHF	(1,390)	(1,291)	(92)					$ (22,347)	$ 2,289
USD/CHF	09/15/2010	CHF	(1,421)	(1,320)	(85)	JNL/PIMCO Total Return Bond Fund
USD/CHF	09/15/2010	CHF	(444)	(413)	(24)	AUD/USD	07/30/2010	AUD	2,760	$ 2,315	$ (80)
USD/CHF	09/15/2010	CHF	(1,893)	(1,759)	(101)	BRL/USD	08/03/2010	BRL	17,221	9,476	(51)
USD/CHF	09/15/2010	CHF	(138)	(128)	(7)	CNY/USD	08/25/2010	CNY	19,617	2,894	7
USD/CHF	09/15/2010	CHF	(138)	(128)	(8)	CNY/USD	08/25/2010	CNY	80,820	11,923	(77)
USD/CHF	09/15/2010	CHF	(551)	(512)	(30)	CNY/USD	08/25/2010	CNY	33,343	4,919	(81)
USD/CHF	09/15/2010	CHF	(138)	(128)	(8)	CNY/USD	08/25/2010	CNY	465	69	(1)
USD/CHF	09/15/2010	CHF	(276)	(256)	(15)	CNY/USD	08/25/2010	CNY	1,850	273	(5)
USD/CHF	09/15/2010	CHF	(138)	(128)	(7)	CNY/USD	08/25/2010	CNY	465	69	(1)
USD/EUR	09/15/2010	EUR	(5,354)	(6,550)	(142)	CNY/USD	08/25/2010	CNY	1,171	173	(3)
USD/EUR	09/15/2010	EUR	(3,889)	(4,758)	(113)	EUR/USD	07/26/2010	EUR	527	645	(9)
USD/EUR	09/15/2010	EUR	(2,093)	(2,560)	(55)	EUR/USD	07/26/2010	EUR	1,957	2,393	53
USD/EUR	09/15/2010	EUR	(6,104)	(7,468)	(131)	EUR/USD	07/26/2010	EUR	1,441	1,762	32
USD/EUR	09/15/2010	EUR	(237)	(290)	(4)	EUR/USD	07/26/2010	EUR	349	427	(2)
USD/EUR	09/15/2010	EUR	(949)	(1,161)	(17)	EUR/USD	08/24/2010	EUR	32,982	40,343	(498)
USD/EUR	09/15/2010	EUR	(237)	(290)	(4)	KRW/USD	07/28/2010	KRW	82,064	67	(2)
USD/EUR	09/15/2010	EUR	(474)	(580)	(6)	KRW/USD	07/28/2010	KRW	88,288	72	(3)
USD/EUR	09/15/2010	EUR	(237)	(290)	(5)	KRW/USD	07/28/2010	KRW	146,777	120	(4)
USD/EUR	09/15/2010	EUR	(237)	(290)	(4)	KRW/USD	08/27/2010	KRW	535,468	437	(17)
USD/EUR	09/15/2010	EUR	(1,314)	(1,607)	14	KRW/USD	08/27/2010	KRW	372,441	304	(15)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Summary of Open Forward Foreign Currency Contracts(continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)						JNL/PIMCO Total Return Bond Fund (continued)
KRW/USD	11/12/2010	KRW	453,400	$ 370	$ (30)	USD/EUR	07/26/2010	EUR	(2,644)	$ (3,234)	$ 22
KRW/USD	11/12/2010	KRW	767,653	626	(44)	USD/EUR	07/26/2010	EUR	(1,129)	(1,381)	8
KRW/USD	11/12/2010	KRW	782,748	639	(41)	USD/EUR	07/26/2010	EUR	(131)	(160)	-
KRW/USD	11/12/2010	KRW	503,036	410	(20)	USD/EUR	07/26/2010	EUR	(3)	(4)	-
KRW/USD	11/12/2010	KRW	1,046,340	854	(46)	USD/GBP	09/23/2010	GBP	(7,082)	(10,581)	(85)
KRW/USD	11/12/2010	KRW	2,399,739	1,958	(73)	USD/JPY	07/14/2010	JPY	(1,546,001)	(17,489)	(602)
KRW/USD	11/12/2010	KRW	76,894	63	(5)	USD/KRW	07/28/2010	KRW	(842,180)	(689)	(9)
KRW/USD	11/12/2010	KRW	274,541	224	(19)	USD/KRW	07/28/2010	KRW	(211,650)	(173)	(3)
MXN/USD	09/24/2010	MXN	3,215	246	(8)	USD/KRW	11/12/2010	KRW	(3,081,400)	(2,514)	(21)
MXN/USD	09/24/2010	MXN	9,549	732	(38)	USD/SGD	09/16/2010	SGD	(95)	(68)	-
MXN/USD	09/24/2010	MXN	560	43	(2)					$ (22,482)	$ 4,716
MXN/USD	09/24/2010	MXN	373	29	-	JNL/T.Rowe Price Short-Term Bond Fund
MXN/USD	09/24/2010	MXN	600	46	(1)	CNY/USD	12/22/2010	CNY	32,250	$ 4,779	$ (37)
MYR/USD	10/12/2010	MYR	3,677	1,130	(1)	INR/USD	07/06/2010	INR	138,915	2,989	(129)
MYR/USD	10/12/2010	MYR	6,405	1,969	25	KRW/USD	07/06/2010	KRW	3,501,815	2,865	(247)
PHP/USD	11/15/2010	PHP	11,525	245	(3)	MXN/USD	07/29/2010	MXN	23,680	1,826	-
SGD/USD	09/16/2010	SGD	95	68	-	USD/INR	07/06/2010	INR	(138,915)	(2,989)	9
TWD/USD	10/12/2010	TWD	9,638	302	(9)	USD/KRW	07/06/2010	KRW	(3,501,815)	(2,865)	28
USD/CAD	07/07/2010	CAD	(4,087)	(3,839)	154	USD/MXN	07/29/2010	MXN	(23,680)	(1,826)	84
USD/EUR	07/26/2010	EUR	(58,042)	(70,985)	6,324					$ 4,779	$ (292)

Summary of Interest Rate Swap Agreements
					Paying/					Unrealized
					Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index			Floating Rate	Fixed Rate	Date		Amount4	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Barclays Bank PLC		6-Month EURIBOR			Paying	4.26%	04/23/2020	EUR	14,860		$ 313
		6-Month EURIBOR			Paying	4.27%	05/12/2020	EUR	3,690		77
		6-Month EURIBOR			Paying	4.27%	05/14/2020	EUR	6,280		131
		6-Month EURIBOR			Receiving	4.09%	04/23/2040	EUR	4,450		(372)
		6-Month EURIBOR			Receiving	3.94%	05/12/2040	EUR	1,030		(60)
		6-Month EURIBOR			Receiving	3.94%	05/14/2040	EUR	1,880		(107)
		British Pound 6-Month LIBOR			Receiving	3.51%	08/04/2015	GBP	8,730		(617)
		British Pound 6-Month LIBOR			Receiving	3.51%	08/05/2015	GBP	10,370		(732)
		British Pound 6-Month LIBOR			Receiving	3.47%	08/11/2015	GBP	8,240		(552)
		British Pound 6-Month LIBOR			Receiving	3.48%	08/16/2015	GBP	6,570		(439)
		British Pound 6-Month LIBOR			Receiving	3.41%	08/16/2015	GBP	9,790		(606)
		British Pound 6-Month LIBOR			Paying	4.16%	08/04/2020	GBP	14,640		1,362
		British Pound 6-Month LIBOR			Paying	4.16%	08/05/2020	GBP	17,380		1,629
		British Pound 6-Month LIBOR			Paying	4.18%	08/11/2020	GBP	13,810		1,305
		British Pound 6-Month LIBOR			Paying	4.19%	08/16/2020	GBP	11,010		1,055
		British Pound 6-Month LIBOR			Paying	4.16%	08/16/2020	GBP	16,400		1,495
		British Pound 6-Month LIBOR			Receiving	4.37%	08/04/2025	GBP	7,320		(725)
		British Pound 6-Month LIBOR			Receiving	4.37%	08/05/2025	GBP	8,690		(860)
		British Pound 6-Month LIBOR			Receiving	4.42%	08/11/2025	GBP	6,900		(734)
		British Pound 6-Month LIBOR			Receiving	4.44%	08/16/2025	GBP	5,510		(600)
		British Pound 6-Month LIBOR			Receiving	4.42%	08/16/2025	GBP	8,200		(864)
Citibank N.A.		6-Month EURIBOR			Paying	4.29%	04/23/2020	EUR	14,850		334
		6-Month EURIBOR			Paying	4.35%	05/14/2020	EUR	9,920		247
		6-Month EURIBOR			Receiving	4.12%	04/23/2040	EUR	4,460		(401)
		6-Month EURIBOR			Receiving	4.04%	05/14/2040	EUR	2,920		(223)
Credit Suisse International		3-Month LIBOR			Receiving	4.25%	12/17/2013		160		(7)
		6-Month EURIBOR			Receiving	2.75%	12/15/2015	EUR	1,370		(7)
Deutsche Bank AG		KRW 3-month CD Rate			Paying	2.82%	01/28/2011	KRW	2,437,000		2
		KRW 3-month CD Rate			Paying	3.87%	06/12/2011	KRW	1,400,000		9
		KRW 3-month CD Rate			Paying	3.69%	06/26/2011	KRW	7,020,000		33
		KRW 3-month CD Rate			Paying	3.62%	07/06/2011	KRW	2,923,122		17
		KRW 3-month CD Rate			Paying	3.63%	07/07/2011	KRW	4,883,824		30
JPMorgan Chase Bank N.A.		KRW 3-month CD Rate			Paying	2.83%	01/28/2011	KRW	2,369,000		2
		KRW 3-month CD Rate			Paying	3.90%	06/15/2011	KRW	2,300,000		16
		KRW 3-month CD Rate			Paying	3.72%	06/22/2011	KRW	6,700,000		35
		KRW 3-month CD Rate			Paying	3.66%	07/08/2011	KRW	2,322,820		15
											$ 201

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Summary of Interest Rate Swap Agreements (continued)
	Paying/						Unrealized
	Receiving			Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount4	(Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
Bank of America N.A.	3-Month South Africa Johannesburg Interbank Rate	Paying	7.42%	02/13/2012	ZAR	200,000	$ 336
	3-Month South Africa Johannesburg Interbank Rate	Paying	7.02%	04/09/2012	ZAR	100,000	76
Citibank N.A.	6-Month Poland Warsaw Interbank Rate	Paying	4.60%	06/28/2012	PLN	75,000	9
	6-Month Sinacofi Chile Interbank Rate	Paying	5.24%	12/15/2014	CLP	3,000,000	88
Deutsche Bank AG	3-Month South Africa Johannesburg Interbank Rate	Paying	7.36%	02/01/2012	ZAR	195,300	308
	3-Month Tel Aviv Interbank Rate	Paying	4.64%	07/20/2020	ILS	21,766	(22)
	6-Month Budapest Interbank Rate	Paying	6.35%	02/06/2012	HUF	2,132,000	74
	6-Month Budapest Interbank Rate	Paying	6.39%	02/15/2012	HUF	3,100,000	114
	6-Month Poland Warsaw Interbank Rate	Paying	4.89%	03/12/2012	PLN	56,649	142
	6-Month Poland Warsaw Interbank Rate	Paying	4.75%	03/22/2012	PLN	85,000	138
	6-Month Poland Warsaw Interbank Rate	Paying	4.43%	06/14/2012	PLN	29,000	(20)
	6-Month Poland Warsaw Interbank Rate	Paying	4.41%	06/14/2012	PLN	100,000	(78)
	6-Month Poland Warsaw Interbank Rate .	Paying	4.58%	06/29/2012	PLN	79,810	-
	6-Month Sinacofi Chile Interbank Rate	Paying	2.65%	03/19/2012	CLP	6,000,000	(87)
	6-Month Sinacofi Chile Interbank Rate	Paying	5.04%	11/18/2014	CLP	1,780,000	40
	Brazil Interbank Deposit Rate	Receiving	11.91%	01/02/2012	BRL	55,000	(20)
	Mexico Interbank Rate	Paying	6.59%	06/19/2015	MXN	307,000	(27)
JPMorgan Chase Bank N.A.	6-Month Sinacofi Chile Interbank Rate	Paying	4.95%	04/20/2015	CLP	3,000,000	17
							$ 1,088
JNL/PIMCO Real Return Fund
Barclays Bank PLC	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	$ (13)
HSBC Bank USA N.A.	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	14
JPMorgan Chase Bank N.A.	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	28,900	13
Merrill Lynch Capital Services Inc.	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	1,400	66
	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	15,300	369
	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	134
Morgan Stanley Capital Services Inc.	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	4,300	5
	Brazil Interbank Deposit Rate	Paying	11.60%	01/02/2012	BRL	50,000	109
	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	7,000	16
UBS AG	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	45,300	313
							$ 1,026
JNL/PIMCO Total Return Bond Fund
Barclays Bank PLC	Brazil Interbank Deposit Rate	Paying	10.60%	01/02/2012	BRL	1,500	$ (2)
	France CPI ex Tobacco	Paying	2.10%	10/15/2010	EUR	1,100	43
	France CPI ex Tobacco	Paying	2.10%	10/15/2010	EUR	1,600	66
Credit Suisse International	Brazil Interbank Deposit Rate	Paying	12.48%	01/02/2013	BRL	2,000	1
Deutsche Bank AG	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	20,700	(66)
	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	1,800	(8)
Goldman Sachs Bank USA	Brazil Interbank Deposit Rate	Paying	10.84%	01/02/2012	BRL	12,900	11
HSBC Bank USA N.A.	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	13
	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2012	BRL	1,400	(2)
JPMorgan Chase Bank N.A.	3-Month LIBOR	Paying	3.00%	12/15/2015		22,700	593
	3-Month LIBOR	Paying	4.00%	12/15/2017		1,800	53
	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	30,000	11
	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	49,800	29
	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	2,000	2
	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	9,900	41
	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	6,700	30
	Mexican Interbank Rate	Paying	7.33%	01/28/2015	MXN	177,000	464
Merrill Lynch Capital Services Inc.	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	66
	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	13
	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	500	24
	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	200	9
	Brazil Interbank Deposit Rate	Paying	11.14%	01/02/2012	BRL	73,100	329
	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	2,000	-
	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	4,600	4
	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	15,000	4
	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,800	64
	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	6,000	5
	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	10,400	(12)
	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	191

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Summary of Interest Rate Swap Agreements (continued)
		Paying/					Unrealized
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount4	(Depreciation)
Morgan Stanley Capital Services Inc.	3-Month LIBOR	Paying	2.00%	12/15/2012		21,400	$ 70
	3-Month LIBOR	Paying	2.00%	12/15/2012		73,600	230
	3-Month LIBOR	Paying	3.00%	12/15/2015		22,700	597
	3-Month LIBOR	Paying	3.00%	12/15/2015		34,000	661
	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	3,700	2
	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	27,600	7
	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	38,000	(1)
	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	10,100	6
	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	86,800	459
	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	22,600	31
UBS AG Stamford	6-Month Australian Bank Bill	Paying	4.25%	09/15/2011	AUD	15,500	(179)
	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	3,500	15
	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	8
							$ 3,882

Summary of Credit Default Swap Agreements
		Implied	Fixed				Unrealized
		Credit	Received/	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Spread 3	Pay Rate 6	Date	Amount4, 5	Value	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - sell protection 1
Deutsche Bank AG	Metlife Inc., 5.00%, 06/15/2015	3.28%	1.00%	03/20/2015	$ (2,000)	$ (189)	$ (112)
JPMorgan Chase Bank N.A.	Prudential Financial Inc., 4.50%, 07/15/2013	2.63%	1.00%	06/20/2015	(825)	(59)	(9)
					$ (2,825)	$ (248)	$ (121)
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection 1
Deutsche Bank AG	American International Group Inc., 6.25%, 05/01/36	3.33%	5.00%	12/20/2013	$ (8,300)	$ 436	$ 1,112
Deutsche Bank AG	Federated Republic of Brazil, 12.25%, 03/06/30	1.61%	1.00%	06/20/2020	(4,200)	(211)	(74)
JPMorgan Chase Bank N.A.	Federated Republic of Brazil, 12.25%, 03/06/30	1.34%	1.00%	06/20/2015	(1,600)	36	(9)
Bank of America N.A.	French Republic, 4.25%, 04/25/19	0.89%	0.25%	06/20/2015	(2,800)	(84)	(30)
Deutsche Bank AG	French Republic, 4.25%, 04/25/19	0.89%	0.25%	06/20/2015	(1,100)	(3)	3
JPMorgan Chase Bank N.A.	French Republic, 4.25%, 04/25/19	0.89%	0.25%	06/20/2015	(1,700)	34	8
Deutsche Bank AG	ING N.V., 4.00%, 09/18/13	1.49%	1.40%	06/20/2011	(2,700)	(51)	(1)
Bank of America N.A.	Republic of Italy, 6.88%, 09/27/23	1.80%	1.00%	06/20/2011	(300)	(26)	1
Deutsche Bank AG	Republic of Italy, 6.88%, 09/27/23	1.90%	1.00%	06/20/2015	(400)	14	(7)
Bank of America N.A.	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.74%	1.00%	06/20/2015	(2,900)	(33)	(1)
Deutsche Bank AG	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.74%	1.00%	06/20/2015	(2,700)	(16)	8
Deutsche Bank AG	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.74%	1.00%	06/20/2015	(1,100)	(2)	7
					$(29,800)	$ 94	$ 1,017
Credit default swap agreements - purchase protection 2
Citibank N.A.	GATX Corp., 5.80%, 03/01/16	n/a	1.07%	03/20/2016	$ 1,000	$ 63	$ 63
Bank of America N.A.	International Lease Finance Corporation, 5.55%, 09/05/12	n/a	5.00%	09/20/2013	1,100	36	71
BNP Paribas S.A.	International Lease Finance Corporation, 6.63%, 11/15/13	n/a	1.60%	12/20/2013	500	65	65
Deutsche Bank AG	Knight, Inc., 6.50%, 09/01/12	n/a	1.00%	03/20/2016	2,000	122	33
Morgan Stanley Capital Services Inc.	Knight, Inc., 6.50%, 09/01/12	n/a	1.00%	03/20/2016	3,000	184	46
Deutsche Bank AG	Macy's Corp., 7.45%, 07/15/17	n/a	2.10%	09/20/2017	1,000	4	3
Deutsche Bank AG	Marsh & McLennan Companies, Inc., 5.75%, 09/15/15	n/a	0.60%	09/20/2015	1,000	33	33
JPMorgan Chase Bank N.A.	Pearson, 5.70%, 06/01/14	n/a	0.83%	06/20/2014	1,000	(11)	(12)
Barclays Bank PLC	REXAM PLC, 6.75%, 06/01/13	n/a	1.45%	06/20/2013	700	(9)	(9)
Deutsche Bank AG	Seagate Technology HDD Holdings, 6.80%, 10/01/16	n/a	1.00%	12/20/2011	5,000	39	(21)
					$ 16,300	$ 526	$ 272
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection 1
Deutsche Bank AG	CDX.EM-12	2.75%	5.00%	12/20/2014	$ (1,500)	$ 137	$ (27)
Deutsche Bank AG	CDX.EM-13	2.69%	5.00%	06/20/2015	(13,900)	1,428	(418)
Citibank N.A.	CDX.HY-8 35-100%	0.94%	0.36%	06/20/2012	(4,815)	(54)	(54)
Citibank N.A.	CDX.HY-8 35-100%	0.94%	0.40%	06/20/2012	(963)	(10)	(10)
Deutsche Bank AG	CDX.IG-10 30-100%	0.21%	0.53%	06/20/2013	(1,350)	13	13
Goldman Sachs International	CDX.IG-10 30-100%	0.21%	0.46%	06/20/2013	(1,736)	13	13
Deutsche Bank AG	CDX.IG-9 30-100%	0.16%	0.71%	12/20/2012	(7,137)	94	96
Goldman Sachs International	CDX.IG-9 30-100%	0.45%	0.55%	12/20/2017	(1,447)	10	10
Deutsche Bank AG	Federated Republic of Brazil, 12.25%, 03/06/30	1.34%	1.00%	06/20/2015	(2,000)	(32)	(11)
Deutsche Bank AG	Federated Republic of Brazil, 12.25%, 03/06/30	1.34%	1.00%	06/20/2015	(500)	(8)	(3)
Merrill Lynch International	Federated Republic of Brazil, 12.25%, 03/06/30	1.42%	1.95%	04/20/2016	(100)	3	3
Morgan Stanley Capital Services Inc.	Federated Republic of Brazil, 12.25%, 03/06/30	1.34%	1.00%	06/20/2015	(600)	(10)	(4)
Barclays Bank PLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	4.08%	5.65%	09/20/2012	(500)	16	17

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Summary of Credit Default Swap Agreements (continued)
		Implied	Fixed				Unrealized
		Credit	Received/	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Spread 3	Pay Rate 6	Date	Amount4, 5	Value	(Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection 1
UBS AG Stamford	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	4.08%	6.20%	09/20/2012	$ (2,600)	$ 113	$ 118
UBS AG Stamford	Gazprom, 8.63%, 04/28/34	2.61%	2.18%	02/20/2013	(1,000)	(11)	(3)
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	1.73%	5.00%	06/20/2011	(1,000)	32	64
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	2.00%	4.33%	12/20/2013	(800)	61	62
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	2.00%	4.80%	12/20/2013	(600)	55	56
Deutsche Bank AG	General Electric Capital Corp., 5.63%, 09/15/17	1.69%	1.00%	03/20/2011	(2,000)	(10)	2
Deutsche Bank AG	General Electric Capital Corp., 5.63%, 09/15/17	2.00%	4.90%	12/20/2013	(1,100)	104	106
Deutsche Bank AG	General Electric Capital Corp., 5.63%, 09/15/17	2.11%	1.00%	03/20/2016	(100)	(6)	-
Goldman Sachs International	General Electric Capital Corp., 5.63%, 09/15/17	1.69%	8.00%	03/20/2011	(1,000)	45	48
Morgan Stanley Capital Services Inc.	General Electric Capital Corp., 5.63%, 09/15/17	1.76%	1.00%	09/20/2011	(1,300)	(12)	5
BNP Paribas SA	General Electric Capital Corp., 6.00%, 06/15/12	1.69%	0.78%	03/20/2011	(700)	(5)	(5)
Deutsche Bank AG	General Electric Capital Corp., 6.00%, 06/15/12	1.73%	0.80%	06/20/2011	(3,700)	(33)	(33)
Deutsche Bank AG	General Electric Capital Corp., 6.00%, 06/15/12	1.76%	1.50%	09/20/2011	(300)	(1)	(1)
Goldman Sachs International	General Electric Capital Corp., 6.00%, 06/15/12	1.69%	0.90%	12/20/2010	(300)	(1)	(1)
Deutsche Bank AG	GMAC LLC, 6.88%, 08/28/12	4.34%	4.00%	09/20/2012	(2,400)	(16)	(13)
Goldman Sachs International	GMAC LLC, 6.88%, 08/28/12	4.34%	3.20%	09/20/2012	(100)	(2)	(2)
JPMorgan Chase Bank, N.A.	Goldman Sachs Group, Inc., 6.60%, 01/15/12	1.73%	1.00%	12/20/2010	(6,600)	(23)	(4)
Deutsche Bank AG	Japan 20 Year Government Bond, 2.00%, 03/21/22	0.88%	1.00%	03/20/2015	(500)	3	(4)
JPMorgan Chase Bank N.A.	Japan 20 Year Government Bond, 2.00%, 03/21/22	0.88%	1.00%	03/20/2015	(900)	5	(7)
Bank of America, N.A	People's Republic of China, 4.75%, 10/29/13	0.90%	1.00%	06/20/2015	(2,800)	13	(35)
Bank of America, N.A	People's Republic of China, 4.75%, 10/29/13	0.90%	1.00%	06/20/2015	(1,000)	5	(13)
Credit Suisse International	Republic of Panama, 8.88%, 09/30/27	1.41%	1.20%	02/20/2017	(200)	(3)	(2)
JPMorgan Chase Bank, N.A.	Republic of Panama, 8.88%, 09/30/27	1.41%	1.25%	01/20/2017	(200)	(2)	(1)
Morgan Stanley Capital Services Inc.	Republic of Panama, 8.88%, 09/30/27	0.83%	0.75%	01/20/2012	(200)	-	-
Citibank N.A.	SLM Corp., 5.13%, 08/27/12	5.40%	4.85%	03/20/2013	(1,700)	(23)	(21)
Deutsche Bank AG	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.70%	1.00%	12/20/2014	(700)	9	3
Deutsche Bank AG	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.74%	1.00%	06/20/2015	(4,900)	61	1
JPMorgan Chase Bank, N.A.	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.70%	1.00%	12/20/2014	(200)	3	1
JPMorgan Chase Bank, N.A.	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.72%	1.00%	03/20/2015	(2,700)	34	19
JPMorgan Chase Bank, N.A.	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.72%	1.00%	03/20/2015	(1,300)	17	8
JPMorgan Chase Bank, N.A.	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.74%	1.00%	06/20/2015	(7,900)	98	2
Morgan Stanley Capital Services Inc.	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.70%	1.00%	12/20/2014	(300)	4	2
Morgan Stanley Capital Services Inc.	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.74%	1.00%	06/20/2015	(4,900)	61	1
Deutsche Bank AG	United Mexican States, 7.50%, 04/08/33	1.28%	1.00%	03/20/2015	(3,600)	(46)	33
JPMorgan Chase Bank N.A.	United Mexican States, 7.50%, 04/08/33	1.39%	0.92%	03/20/2016	(500)	(12)	(11)
					$(96,648)	$ 2,117	$ -

Summary of Total Return Swap Agreements

		Paying					Unrealized
		Index		Expiration		Notional	Appreciation/
Counterparty	Receiving Reference Entity Total Return	Total Return		Date		Amount4	(Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
Deutsche Bank AG	Titulos de Tesoreria bond, 11.00%, 07/24/20	Corrrmin Index		07/01/2010	COP	237,000	$ (10)
	Titulos de Tesoreria bond, 11.00%, 07/24/20	Corrrmin Index		07/08/2010	COP	169,000	(7)
	Titulos de Tesoreria bond, 11.00%, 07/24/20	Corrrmin Index		07/08/2010	COP	1,850,000	(84)
	Titulos de Tesoreria bond, 11.00%, 07/24/20	Corrrmin Index		07/23/2010	COP	10,200,000	(457)
							$ (558)

1	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.
2	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging market country, credit indices or U.S. municipal issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
4	Notional amount is stated in USD unless otherwise noted.
5	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.
6	If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Pledged or Segregated Collateral – The following table summarizes cash and securities collateral pledged for futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities:

			Securities			Reverse	Delayed	Total Pledged
	Futures Contracts		Sold Short	Swap Agreements		Repurchase	Delivery	or Segregated
	Pledged	Pledged	Segregated	Segregated	Segregated	Pledged	Segregated	Cash and
	Cash	Securities	Securities	Cash	Securities	Securities	Securities	Securities
JNL/Credit Suisse Long/Short Fund	$ -	$ -	$ 42,798	$ -	$ -	$ -	$ -	$ 42,798
JNL/Goldman Sachs Core Plus Bond Fund	-	3,063	-	103	-	-	-	3,166
JNL/Ivy Asset Strategy Fund	-	22,630	-	-	-	-	-	22,630
JNL/JPMorgan International Value Fund	656	-	-	-	-	-	-	656
JNL/Mellon Capital Management S&P 500 Index Fund	-	2,704	-	-	-	-	-	2,704
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	-	1,335	-	-	-	-	-	1,335
JNL/Mellon Capital Management Small Cap Index Fund	-	780	-	-	-	-	-	780
JNL/Mellon Capital Management International Index Fund	-	665	-	-	-	-	-	665
JNL/Mellon Capital Management Global Alpha Fund	-	5,003	-	-	-	-	-	5,003
JNL/PIMCO Real Return Fund	-	1,295	-	-	840	93,264	420	95,819
JNL/PIMCO Total Return Bond Fund	-	7,058	-	-	1,021	-	-	8,079

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

FASB ASC Topic 815, "Derivatives and Hedging" - The following is a summary of the fair valuations of each Fund's derivative instruments categorized by risk exposure.  The derivative instruments outstanding as of June 30, 2010, as disclosed in these Notes to the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2010, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.  See Note 4 in the Notes to Financial Statements for additional FASB ASC Topic 815 disclosures.

JNL/Goldman Sachs Core Plus Bond Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2010:
	Credit	Equity	Foreign Exchange	Interest Rate			Credit	Equity	Foreign Exchange	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Total		Contracts	Contracts	Contracts	Contracts	Total
Assets:						Liabilities:
Forward foreign						Forward foreign
currency contracts	$ -	$ -	$ 727	$ -	$ 727	currency contracts	$ -	$ -	$ 1,170	$ -	$ 1,170
Swap premiums paid	-	-	-	-	-	Swap premiums received	121	-	-	35	156
Unrealized appreciation on						Unrealized depreciation on
swap agreements	-	-	-	8,107	8,107	swap agreements	121	-	-	7,906	8,027
Variation margin	-	-	-	256	256	Variation margin	-	-	-	233	233
	$ -	$ -	$ 727	$ 8,363	$ 9,090		$ 242	$ -	$ 1,170	$ 8,174	$ 9,586

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$ -	$ -	$ 1,388	$ -	$ 1,388	Foreign currency related items	$ -	$ -	$ (494)	$ -	$ (494)
Futures contracts	-	-	-	3,714	3,714	Futures contracts	-	-	-	4,245	4,245
Swap agreements	(90)	-	-	1,512	1,422	Swap agreements	167	-	-	(989)	(822)
	$ (90)	$ -	$ 1,388	$ 5,226	$ 6,524		$ 167	$ -	$ (494)	$ 3,256	$ 2,929
JNL/Goldman Sachs Emerging Markets Debt Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2010:
	Credit	Equity	Foreign Exchange	Interest Rate			Credit	Equity	Foreign Exchange	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Total		Contracts	Contracts	Contracts	Contracts	Total
Assets:						Liabilities:
Forward foreign						Forward foreign
currency contracts	$ -	$ -	$ 4,509	$ -	$ 4,509	currency contracts	$ -	$ -	$ 6,239	$ -	$ 6,239
Unrealized appreciation on						Unrealized depreciation on
swap agreements	-	-	-	1,342	1,342	swap agreements	-	-	-	812	812
	$ -	$ -	$ 4,509	$ 1,342	$ 5,851		$ -	$ -	$ 6,239	$ 812	$ 7,051

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$ -	$ -	$ 3,114	$ -	$ 3,114	Foreign currency related items	$ -	$ -	$ (2,773)	$ -	$ (2,773)
Swap agreements	-	-	136	1,919	2,055	Swap agreements	-	-	(42)	586	544
	$ -	$ -	$ 3,250	$ 1,919	$ 5,169		$ -	$ -	$ (2,815)	$ 586	$ (2,229)
JNL/Ivy Asset Strategy Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2010:
	Credit	Equity	Foreign Exchange	Interest Rate			Credit	Equity	Foreign Exchange	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Total		Contracts	Contracts	Contracts	Contracts	Total
Assets:						Liabilities:

Investments - unaffiliated, at value	$ -	$ -	$ 1,474	$ -	$ 1,474	Options written, at value	$ -	$ -	$ 405	$ -	$ 405
Forward foreign						Forward foreign
currency contracts	-	-	896	-	896	currency contracts	-	-	2,898	-	2,898
Variation margin	-	940	-	-	940	Variation margin	-	309	-	-	309
	$ -	$ 940	$ 2,370	$ -	$ 3,310		$ -	$ 309	$ 3,303	$ -	$ 3,612

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$ -	$ -	$ 1,920	$ -	$ 1,920	Foreign currency related items	$ -	$ -	$ (2,002)	$ -	$ (2,002)
Futures contracts	-	(19,987)	-	-	(19,987)	Futures contracts †	-	9,532	-	-	9,532
Option contracts	-	(2,205)	1,561	-	(644)	Option contracts* †	-	-	135	-	135
Swap agreements	-	14	-	-	14	Swap agreements	-	2	-	-	2
	$ -	$ (22,178)	$ 3,481	$ -	$(18,697)		$ -	$ 9,534	$ (1,867)	$ -	$ 7,667
JNL/JPMorgan International Value Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2010:
	Credit	Equity	Foreign Exchange	Interest Rate			Credit	Equity	Foreign Exchange	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Total		Contracts	Contracts	Contracts	Contracts	Total
Assets:						Liabilities:
Forward foreign						Forward foreign
currency contracts	$ -	$ -	$ 2,266	$ -	$ 2,266	currency contracts	$ -	$ -	$ 1,851	$ -	$ 1,851
Variation margin	-	13	-	-	13	Variation margin	-	45	-	-	45
	$ -	$ 13	$ 2,266	$ -	$ 2,279		$ -	$ 45	$ 1,851	$ -	$ 1,896

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$ -	$ -	$ 700	$ -	$ 700	Foreign currency related items	$ -	$ -	$ 338	$ -	$ 338
Futures contracts	-	16	-	-	16	Futures contracts	-	(551)	-	-	(551)
	$ -	$ 16	$ 700	$ -	$ 716		$ -	$ (551)	$ 338	$ -	$ (213)

† The Fund did not hold any open derivative instruments in this category at December 31, 2009.
*Includes change in unrealized appreciation (depreciation) on purchased and written options. Unrealized appreciation (depreciation) on purchased options is located in net change in unrealized appreciation

 (deprecation) on investmetns in the Statement of Operations. Unrealized appreciation (depreciation) on written options is located in net change in unrealized apprecation (depreciation) on written options contracts on the Statement of Operations.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands) .
June 30, 2010

FASB ASC Topic 815, "Derivatives and Hedging" (continued)

JNL/Mellon Capital Management International Index Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2010:
	Credit	Equity	Foreign Exchange	Interest Rate			Credit	Equity	Foreign Exchange	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Total		Contracts	Contracts	Contracts	Contracts	Total
Assets:						Liabilities:
Forward foreign						Forward foreign
currency contracts	$ -	$ -	$ 453	$ -	$ 453	currency contracts	$ -	$ -	$ 121	$ -	$ 121
Variation margin	-	12	-	-	12	Variation margin	-	51	-	-	51
	$ -	$ 12	$ 453	$ -	$ 465		$ -	$ 51	$ 121	$ -	$ 172

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$ -	$ -	$ (1,677)	$ -	$ (1,677)	Foreign currency related items	$ -	$ -	$ 923	$ -	$ 923
Futures contracts	-	(1,345)	-	-	(1,345)	Futures contracts	-	(609)	-	-	(609)
	$ -	$ (1,345)	$ (1,677)	$ -	$ (3,022)		$ -	$ (609)	$ 923	$ -	$ 314
JNL/Mellon Capital Management Global Alpha Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2010:
	Credit	Equity	Foreign Exchange	Interest Rate			Credit	Equity	Foreign Exchange	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Total		Contracts	Contracts	Contracts	Contracts	Total
Assets:						Liabilities:
Forward foreign						Forward foreign
currency contracts	$ -	$ -	$ 1,122	$ -	$ 1,122	currency contracts	$ -	$ -	$ 1,403	$ -	$ 1,403
Variation margin	-	216	-	67	283	Variation margin	-	88	-	43	131
	$ -	$ 216	$ 1,122	$ 67	$ 1,405		$ -	$ 88	$ 1,403	$ 43	$ 1,534

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$ -	$ -	$ 1,189	$ -	$ 1,189	Foreign currency related items	$ -	$ -	$ (121)	$ -	$ (121)
Futures contracts	-	(702)	-	1,085	383	Futures contracts	-	(565)	-	761	196
	$ -	$ (702)	$ 1,189	$ 1,085	$ 1,572		$ -	$ (565)	$ (121)	$ 761	$ 75

JNL/PIMCO Real Return Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2010:
	Credit	Equity	Foreign Exchange	Interest Rate			Credit	Equity	Foreign Exchange	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Total		Contracts	Contracts	Contracts	Contracts	Total
Assets:						Liabilities:
Investments - unaffiliated, at value	$ -	$ -	$ -	$ -	$ -	Options written, at value	$ -	$ -	$ 80	$ 2,954	$ 3,034
Forward foreign						Forward foreign
currency contracts	-	-	3,448	-	3,448	currency contracts	-	-	1,159	-	1,159
Swap premiums paid	(293)	-	-	329	36	Swap premiums received	405	-	-	6	411
Unrealized appreciation on						Unrealized depreciation on
swap agreements	1,453	-	-	1,039	2,492	swap agreements	164	-	-	13	177
Variation margin	-	-	-	24	24	Variation margin	-	-	-	22	22
	$ 1,160	$ -	$ 3,448	$ 1,392	$ 6,000		$ 569	$ -	$ 1,239	$ 2,995	$ 4,803

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$ -	$ -	$ 2,445	$ -	$ 2,445	Foreign currency related items	$ -	$ -	$ 2,575	$ -	$ 2,575
Futures contracts	-	-	-	2,327	2,327	Futures contracts	-	-	-	(987)	(987)
Option contracts	-	-	125	2,129	2,254	Option contracts	-	-	(47)	(1,197)	(1,244)
Swap agreements	(1,260)	-	-	(328)	(1,588)	Swap agreements	2,410	-	-	448	2,858
	$(1,260)	$ -	$ 2,570	$ 4,128	$ 5,438		$ 2,410	$ -	$ 2,528	$ (1,736)	$ 3,202

JNL/PIMCO Total Return Bond Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2010:
	Credit	Equity	Foreign Exchange	Interest Rate			Credit	Equity	Foreign Exchange	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Total		Contracts	Contracts	Contracts	Contracts	Total
Assets:						Liabilities:
Investments - unaffiliated, at value	$ -	$ -	$ -	$ -	$ -	Options written, at value	$ -	$ -	$ 500	$ 6,784	$ 7,284
Forward foreign						Forward foreign
currency contracts	-	-	6,625	-	6,625	currency contracts	-	-	1,909	-	1,909
Swap premiums paid	2,266	-	-	2,299	4,565	Swap premiums received	141	-	-	208	349
Unrealized appreciation on						Unrealized depreciation on
swap agreements	683	-	-	4,152	4,835	swap agreements	683	-	-	270	953
Variation margin	-	-	-	78	78	Variation margin	-	-	-	125	125
	$ 2,949	$ -	$ 6,625	$ 6,529	$ 16,103		$ 824	$ -	$ 2,409	$ 7,387	$ 10,620

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$ -	$ -	$ 4,495	$ -	$ 4,495	Foreign currency related items	$ -	$ -	$ 3,305	$ -	$ 3,305
Futures contracts	-	-	-	20,423	20,423	Futures contracts	-	-	-	7,379	7,379
Option contracts	28	-	-	6,140	6,168	Option contracts	4	-	(285)	(2,855)	(3,136)
Swap agreements	812	-	-	4,211	5,023	Swap agreements	(836)	-	-	7,583	6,747
	$ 840	$ -	$ 4,495	$ 30,774	$ 36,109		$ (832)	$ -	$ 3,020	$ 12,107	$ 14,295

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2010

Summary of Investments by Country (as a percentage of total long-term investments)* :
				JNL/Capital	JNL/Capital	JNL/Credit		JNL/Franklin		JNL/Goldman
	JNL/AIM	JNL/AIM	JNL/AIM	Guardian	Guardian Global	Suisse	JNL/Franklin	Templeton	JNL/Franklin	Sachs	JNL/Goldman	JNL/Ivy	JNL/	JNL/Lazard
	International	Large Cap	Global	Global	Diversified	Commodity	Templeton	International	Templeton	Emerging	Sachs	Asset	JPMorgan	Emerging
	Growth	Growth	Real Estate	Balanced	Research	Securities	Global	Small Cap	Mutual	Markets Debt	Core Plus	Strategy	International	Markets
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Growth Fund	Shares Fund	Fund	Bond Fund	Fund	Value Fund	Fund

Argentina	- %	- %	- %	0.1%	- %	- %	- %	- %	- %	1.0%	0.1%	- %	- %	- %
Australia	5.7	-	9.2	2.3	3.3	2.5	0.2	-	0.3	-	1.3	-	1.7	-
Austria	-	-	0.3	0.2	-	0.1	0.5	1.7	-	-	-	-	-	-
Belgium	2.0	-	-	0.2	-	0.3	-	3.8	-	-	-	-	1.0	-
Bermuda	-	1.7	1.9	0.4	0.1	-	-	7.2	-	-	-	-	-	-
Brazil	2.1	2.5	0.7	1.8	1.1	1.9	0.6	-	-	13.1	0.3	4.1	-	22.9
Canada	6.7	-	4.0	2.1	4.0	7.8	-	4.0	0.4	-	1.0	-	0.7	1.1
Cayman Islands	-	-	0.4	-	-	-	0.6	-	-	-	0.5	-	-	-
Chile	-	-	-	-	-	-	-	-	-	-	-	-	-	-
China	-	-	0.1	1.0	2.8	-	0.5	-	-	-	-	5.6	-	2.5
Colombia	-	-	-	0.1	-	-	-	-	-	4.7	-	-	-	-
Croatia	-	-	-	0.2	-	-	-	-	-	-	-	-	-	-
Denmark	1.7	-	-	1.3	0.9	-	-	-	1.9	-	1.5	1.3	-	-
Dominican
Republic	-	-	-	0.1	-	-	-	-	-	-	-	-	-	-
Egypt	-	-	-	-	-	-	-	-	-	0.2	-	-	-	3.8
Finland	-	-	0.4	0.2	0.6	2.1	-	-	-	-	-	-	0.3	-
France	4.7	-	5.1	4.2	5.7	9.3	7.7	7.9	3.7	-	0.3	2.3	15.8	-
Germany	7.5	-	0.2	9.0	4.5	3.1	5.3	6.8	6.0	0.7	3.6	3.1	10.7	-
Greece	-	-	-	-	-	-	-	3.9	-	-	-	-	-	-
Guernsey	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Hong Kong	4.1	-	14.1	1.8	3.1	-	1.2	-	0.5	5.5	-	12.3	3.6	0.4
Hungary	-	-	-	0.1	-	-	-	-	-	5.8	-	-	-	0.8
India	2.1	-	-	2.3	1.0	-	0.5	-	-	-	-	2.5	-	4.6
Indonesia	-	-	-	0.3	0.5	-	-	-	-	12.1	-	-	0.6	5.8
Iraq	-	-	-	0.1	-	-	-	-	-	-	-	-	-	-
Ireland	-	2.7	-	1.4	0.5	-	5.1	3.8	-	-	-	-	-	-
Israel	2.6	1.1	-	0.3	-	-	-	-	-	-	-	-	-	1.1
Italy	1.8	-	-	1.2	0.5	0.4	1.9	3.0	0.3	-	0.5	-	2.8	-
Japan	7.6	-	10.3	8.7	10.8	4.2	2.3	15.4	1.4	-	0.3	-	18.2	-
Jersey	-	-	-	-	-	0.4	-	-	-	-	-	-	-	-
Luxembourg	-	-	0.3	0.6	-	1.1	-	-	-	-	0.3	-	0.9	0.8
Macau	-	-	-	-	-	-	-	-	-	-	-	4.6	-	-
Malaysia	-	-	-	1.1	0.6	-	-	-	-	4.2	-	-	-	0.7
Mexico	3.1	-	-	2.1	0.3	-	-	-	-	6.4	1.7	-	-	6.6
Netherlands	4.5	-	1.4	2.4	3.0	0.9	4.6	-	1.7	-	1.2	2.2	9.9	-
New Zealand	-	-	-	-	-	-	-	-	-	-	0.8	-	-	-
Norway	0.4	-	-	0.6	0.3	0.4	0.5	-	1.2	-	-	1.3	1.0	-
Pakistan	-	-	-	-	-	-	-	-	-	-	-	-	-	1.1
Panama	-	-	-	0.1	-	-	-	-	-	-	-	-	-	-
Peru	-	-	-	-	-	-	-	-	-	2.2	0.2	-	-	-
Philippines	1.2	-	-	-	-	-	-	-	-	-	-	-	-	2.1
Poland	-	-	-	1.5	-	-	-	-	-	6.3	-	-	-	-
Portugal	-	-	-	-	-	0.1	-	-	-	-	-	-	1.1	-
Qatar	-	-	-	-	-	-	-	-	-	-	0.6	-	-	-
Russia	1.1	-	-	0.6	1.0	0.5	0.5	-	-	2.7	0.1	-	-	5.5
Singapore	3.3	-	4.5	0.7	-	-	2.1	5.2	-	-	-	-	1.1	-
South Africa	-	-	-	0.8	0.6	-	-	-	-	12.7	-	-	1.1	12.2
South Korea	2.7	-	-	2.2	2.1	-	3.5	-	-	-	-	6.5	1.0	12.4
Spain	0.5	-	-	0.2	-	0.2	1.3	-	1.2	-	-	0.5	3.8	-
Sweden	-	-	0.5	0.7	0.7	7.4	1.2	-	-	-	0.7	0.6	-	-
Switzerland	8.1	3.4	1.0	2.9	2.5	0.2	8.6	-	7.2	-	0.3	2.6	3.0	-
Taiwan	3.0	-	-	1.2	0.9	-	1.1	-	-	-	-	4.1	1.0	6.2
Thailand	-	-	-	0.1	-	-	-	-	-	6.6	-	-	-	1.9
Turkey	0.9	-	-	0.3	-	-	0.5	-	-	15.1	-	-	0.9	7.5
United Arab
Emirates	-	-	-	0.1	-	-	-	-	-	-	0.1	-	-	-
United Kingdom	21.8	-	5.1	6.4	10.5	13.7	11.4	37.3	9.0	-	2.3	5.9	19.8	-
United States	0.8	88.6	40.5	35.9	38.1	43.4	38.3	-	65.2	-	82.3	40.5	-	-
Venezuela	-	-	-	0.1	-	-	-	-	-	0.7	-	-	-	-
Total Long-Term
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at June 30, 2010.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2010

Summary of Investments by Country (as a percentage of total long-term investments)* : (continued)
			JNL/Mellon	JNL/Mellon	JNL/Mellon
	JNL/M&G	JNL/M&G	Capital	Capital	Capital	JNL/	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	JNL/Red	JNL/T. Rowe
	Global	Global	Management	Management	Management	Oppenheimer	Asia	China-	Real	Total Return	Rocks Listed	Price Short-
	Basics	Leaders	European 30	Pacific Rim 30	International	Global Growth	ex-Japan	India	Return	Bond	Private Equity	Term
	Fund	Fund	Fund	Fund	Index Fund	Fund	Fund	Fund	Fund	Fund	Fund	Bond Fund

Argentina	- %	- %	- %	- %	- %	- %	- %	- %	- %	- %	- %	- %
Australia	14.0	3.2	-	20.8	8.0	-	-	-	3.6	0.1	-	3.5
Austria	3.7	-	-	-	0.3	-	-	-	-	-	-	-
Belgium	-	-	7.2	-	1.0	-	-	-	-	-	7.8	-
Bermuda	-	0.7	-	-	-	1.1	-	-	-	-	1.6	0.4
Brazil	0.5	1.3	-	-	-	1.7	-	-	-	0.6	3.0	0.2
Canada	3.8	3.5	-	-	-	0.5	-	-	1.1	0.3	6.0	2.5
Cayman Islands	-	-	-	-	-	-	-	-	0.3	0.5	2.4	-
Chile	-	-	-	-	-	-	-	-	-	0.3	-	-
China	-	-	-	-	-	-	13.9	25.2	-	-	-	-
Colombia	-	-	-	-	-	-	-	-	-	-	-	-
Croatia	-	-	-	-	-	-	-	-	-	-	-	-
Denmark	-	-	6.4	-	1.0	-	-	-	-	1.3	-	-
Dominican
Republic	-	-	-	-	-	-	-	-	-	-	-	-
Egypt	-	-	-	-	-	-	-	-	-	-	-	-
Finland	-	-	-	-	1.0	0.8	-	-	-	-	-	-
France	8.2	2.6	18.7	-	9.3	4.7	-	-	1.5	1.9	9.1	1.5
Germany	4.7	5.8	10.0	-	7.8	7.8	-	-	-	0.1	2.3	2.8
Greece	-	-	-	-	0.2	-	-	-	-	-	-	-
Guernsey	-	-	-	-	-	-	-	-	-	-	17.8	-
Hong Kong	3.5	3.8	-	20.2	2.5	-	23.0	25.1	-	-	2.6	-
Hungary	-	-	-	-	-	-	-	-	-	-	-	-
India	0.2	1.3	-	-	-	2.5	13.4	49.7	-	-	-	-
Indonesia	-	-	-	-	-	-	4.3	-	-	-	-	-
Iraq	-	-	-	-	-	-	-	-	-	-	-	-
Ireland	3.0	2.2	-	-	0.3	-	-	-	-	-	-	-
Israel	-	-	-	-	0.9	-	-	-	-	-	-	-
Italy	-	-	6.3	-	2.7	1.9	-	-	-	0.3	1.2	0.8
Japan	-	8.6	-	53.3	23.3	11.3	-	-	-	-	0.9	-
Jersey	-	-	-	-	0.1	-	-	-	-	-	-	0.4
Luxembourg	-	-	-	-	0.5	-	-	-	-	-	-	0.2
Macau	-	-	-	-	0.1	-	-	-	-	-	-	-
Malaysia	2.4	-	-	-	-	-	2.7	-	-	-	-	-
Mexico	-	-	-	-	-	3.3	-	-	-	0.4	-	0.5
Netherlands	-	5.1	6.5	-	4.6	3.6	-	-	1.0	1.2	3.2	1.2
New Zealand	-	-	-	2.4	0.1	-	-	-	0.2	0.1	-	0.8
Norway	-	-	-	-	0.7	-	-	-	-	-	-	1.2
Pakistan	-	-	-	-	-	-	-	-	-	-	-	-
Panama	-	-	-	-	-	-	-	-	-	-	-	-
Peru	-	-	-	-	-	-	-	-	-	-	-	-
Philippines	-	-	-	-	-	-	1.7	-	-	-	-	-
Poland	-	-	-	-	-	-	-	-	-	-	-	-
Portugal	-	-	-	-	0.3	-	-	-	-	-	-	-
Qatar	-	-	-	-	-	-	-	-	-	-	-	-
Russia	2.0	-	-	-	-	-	-	-	0.1	0.1	-	-
Singapore	8.9	-	-	3.3	1.7	-	4.3	-	-	0.1	-	-
South Africa	-	-	-	-	-	-	-	-	-	-	-	-
South Korea	-	3.9	-	-	-	0.1	19.2	-	-	0.8	-	-
Spain	0.7	-	2.7	-	3.5	2.4	-	-	0.8	0.5	1.4	1.0
Sweden	-	-	3.6	-	2.9	7.5	-	-	0.2	0.7	5.5	0.1
Switzerland	1.1	1.3	14.7	-	8.1	5.9	-	-	0.5	0.6	2.2	1.1
Taiwan	-	-	-	-	-	2.1	13.4	-	-	-	-	-
Thailand	-	1.1	-	-	-	-	4.1	-	-	-	-	-
Turkey	-	-	-	-	-	-	-	-	-	-	-	-
United Arab
Emirates	1.0	-	-	-	-	-	-	-	-	-	-	0.2
United Kingdom	19.6	9.4	24.0	-	19.1	5.1	-	-	1.9	4.4	23.0	3.7
United States	22.7	46.2	-	-	-	37.7	-	-	88.8	85.7	10.0	77.9
Venezuela	-	-	-	-	-	-	-	-	-	-	-	-
Total Long-Term
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at June 30, 2010.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2010

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health		Information		Investment
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Funds
JNL/American Funds Blue Chip Income and Growth Fund	-%	-%	-%	-%	-%	-%	-%	-%	100.0%
JNL/American Funds Global Bond Fund	-	-	-	-	-	-	-	-	100.0
JNL/American Funds Global Small Capitalization Fund	-	-	-	-	-	-	-	-	100.0
JNL/American Funds Growth-Income Fund	-	-	-	-	-	-	-	-	100.0
JNL/American Funds International Fund	-	-	-	-	-	-	-	-	100.0
JNL/American Funds New World Fund	-	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 20 Fund	-	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 35 Fund	-	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 50 Fund	-	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 65 Fund	-	-	-	-	-	-	-	-	100.0
JNL/AIM International Growth Fund	15.2	13.7	8.2	9.3	13.8	8.4	8.8	3.1	-
JNL/AIM Large Cap Growth Fund	15.3	5.5	3.4	1.9	21.2	8.0	32.3	1.8	-
JNL/AIM Global Real Estate Fund	0.6	0.1	-	89.6	-	-	-	-	-
JNL/AIM Small Cap Growth Fund	13.8	2.1	4.1	7.0	18.1	11.4	22.6	2.4	-
JNL/Capital Guardian Global Balanced Fund	7.9	7.1	5.4	12.4	6.8	4.6	10.8	5.3	-
JNL/Capital Guardian Global Diversified Research Fund	8.9	8.3	12.3	16.3	7.9	7.1	14.3	8.6	-
JNL/Capital Guardian U.S. Growth Equity Fund	13.3	9.4	7.1	5.6	13.9	7.0	24.9	6.0	-
JNL/Credit Suisse Commodity Securities Fund	-	-	9.6	11.9	-	-	-	33.6	2.9
JNL/Credit Suisse Long/Short Fund	14.3	7.2	8.0	13.5	13.9	6.8	23.3	4.6	-
JNL/Eagle Core Equity Fund	14.5	1.9	10.9	13.3	15.0	10.8	22.1	-	2.7
JNL/Eagle SmallCap Equity Fund	17.1	2.1	6.3	5.0	19.3	12.0	24.4	2.6	-
JNL/Franklin Templeton Founding Strategy Fund	-	-	-	-	-	-	-	-	100.0
JNL/Franklin Templeton Global Growth Fund	16.5	2.3	8.4	11.8	15.2	10.2	15.9	1.6	-
JNL/Franklin Templeton Income Fund	7.7	0.7	15.1	20.1	8.3	3.8	6.0	3.0	-
JNL/Franklin Templeton International Small Cap Growth Fund	26.2	4.5	-	23.9	3.7	19.1	8.6	1.8	-
JNL/Franklin Templeton Mutual Shares Fund	7.9	23.0	6.2	17.6	7.9	6.0	8.3	4.7	-
JNL/Franklin Templeton Small Cap Value Fund	16.2	1.2	10.1	14.2	4.9	27.4	3.0	7.6	-
JNL/Goldman Sachs Core Plus Bond Fund	1.0	1.0	2.5	20.4	0.3	0.1	0.2	1.0	-
JNL/Goldman Sachs Emerging Markets Debt Fund	-	-	0.5	12.4	-	-	-	-	-
JNL/Goldman Sachs Mid Cap Value Fund	12.3	4.8	8.4	25.9	6.0	9.9	6.0	4.0	-
JNL/Ivy Asset Strategy Fund	23.4	2.4	6.7	17.4	0.5	3.7	16.7	5.0	-
JNL/JPMorgan International Value Fund	10.1	3.8	7.9	24.1	5.5	13.9	6.1	5.1	-
JNL/JPMorgan MidCap Growth Fund	18.3	1.5	5.2	6.8	13.2	16.8	25.7	2.0	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	-	-	-	0.7	-	-	-	-	-
JNL/Lazard Emerging Markets Fund	4.6	12.3	5.6	22.0	-	5.4	16.9	15.2	-
JNL/Lazard Mid Cap Equity Fund	16.3	6.8	6.9	15.9	9.1	10.0	13.1	9.1	-
JNL/M&G Global Basics Fund	9.6	21.5	5.9	2.1	3.7	15.6	0.1	29.8	-
JNL/M&G Global Leaders Fund	6.2	10.6	10.6	15.0	9.3	13.3	17.6	6.0	-
JNL/Mellon Capital Management 10 X 10 Fund	-	-	-	-	-	-	-	-	100.0
JNL/Mellon Capital Management Index 5 Fund	-	-	-	-	-	-	-	-	100.0
JNL/Mellon Capital Management European 30 Fund	6.3	3.9	8.1	17.4	27.2	7.6	-	3.5	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	5.0	14.3	-	11.6	9.7	9.3	-	2.2	-
JNL/Mellon Capital Management S&P 500 Index Fund	9.8	11.1	10.2	15.5	11.6	9.9	17.9	3.2	-
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	12.4	3.4	5.3	18.7	11.2	13.3	13.7	5.9	-
JNL/Mellon Capital Management Small Cap Index Fund	12.0	2.8	4.6	18.4	11.9	13.1	15.2	4.1	-
JNL/Mellon Capital Management International Index Fund	9.5	9.8	6.6	22.5	8.3	11.1	4.9	9.3	-
JNL/Mellon Capital Management Bond Index Fund	1.3	1.3	1.6	8.2	1.1	1.1	0.6	0.9	-
JNL/Mellon Capital Management Global Alpha Fund	-	-	-	-	-	-	-	-	-
JNL/Oppenheimer Global Growth Fund	14.8	8.9	3.4	14.6	6.4	13.7	27.6	0.5	-
JNL/PAM Asia ex-Japan Fund	2.8	4.1	6.4	31.7	1.3	11.7	18.3	7.0	-
JNL/PAM China-India Fund	7.2	3.0	11.2	29.3	1.7	4.8	11.9	8.3	-
JNL/PIMCO Real Return Fund	-	0.1	0.2	14.1	0.2	0.2	0.2	0.2	-
JNL/PIMCO Total Return Bond Fund	0.3	0.4	1.3	17.9	0.6	0.1	0.8	0.2	-
JNL/PPM America High Yield Bond Fund	19.7	3.4	9.6	13.4	4.9	6.2	2.3	6.5	0.6
JNL/PPM America Mid Cap Value Fund	15.9	4.4	7.0	12.0	8.2	23.8	10.3	10.0	-
JNL/PPM America Small Cap Value Fund	19.2	6.2	6.9	11.5	7.3	25.6	11.6	4.0	-
JNL/PPM America Value Equity Fund	13.1	7.8	9.7	20.8	9.9	11.0	12.2	4.7	-
JNL/Red Rocks Listed Private Equity Fund	-	-	-	70.1	-	2.6	1.2	-	19.1
JNL/S&P Managed Conservative Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Moderate Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Moderate Growth Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Growth Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Aggressive Growth Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Disciplined Moderate Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Disciplined Moderate Growth Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Disciplined Growth Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Competitive Advantage Fund	31.3	10.1	7.9	2.7	10.0	10.3	17.8	5.4	-
JNL/S&P Dividend Income & Growth Fund	9.9	10.8	8.4	11.8	9.0	10.0	9.3	8.9	-
JNL/S&P Intrinsic Value Fund	23.7	13.4	-	-	22.8	21.2	11.9	-	-
JNL/S&P Total Yield Fund	27.8	13.8	-	23.1	-	15.8	9.6	2.9	-
JNL/S&P 4 Fund	-	-	-	-	-	-	-	-	100.0
JNL/Select Balanced Fund	4.9	6.0	8.2	14.5	8.4	8.3	7.9	2.8	-
JNL/Select Money Market Fund	-	-	-	-	-	-	-	-	-
JNL/Select Value Fund	10.5	8.0	14.9	21.7	11.2	11.0	8.7	4.4	-
JNL/T. Rowe Price Established Growth Fund	14.6	2.3	5.9	11.6	9.3	11.4	32.8	3.4	-
JNL/T. Rowe Price Mid-Cap Growth Fund .	14.3	1.7	5.7	9.4	15.2	17.1	21.9	1.8	-
JNL/T. Rowe Price Short-Term Bond Fund	3.9	4.1	4.3	21.9	3.7	2.2	0.9	2.6	0.4
JNL/T. Rowe Price Value Fund	13.7	4.7	14.3	23.0	8.9	10.5	8.3	3.5	0.5

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2010

Summary of Investments by Sector (percentage of total investments): (continued)
				Non-U.S.		U.S.
				Government		Government
	Telecommunication		Government	Agency	Short-Term	Agency	Purchased	Precious	Total
	Services	Utilities	Securities	ABS	Investments	MBS	Options	Metals	Investments
JNL/American Funds Blue Chip Income and Growth Fund	-%	-%	-%	-%	-%	-%	-%	-%	100.0%
JNL/American Funds Global Bond Fund	-	-	-	-	-	-	-	-	100.0
JNL/American Funds Global Small Capitalization Fund	-	-	-	-	-	-	-	-	100.0
JNL/American Funds Growth-Income Fund	-	-	-	-	-	-	-	-	100.0
JNL/American Funds International Fund	-	-	-	-	-	-	-	-	100.0
JNL/American Funds New World Fund	-	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 20 Fund	-	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 35 Fund	-	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 50 Fund	-	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 65 Fund	-	-	-	-	-	-	-	-	100.0
JNL/AIM International Growth Fund	6.3	2.6	-	-	10.6	-	-	-	100.0
JNL/AIM Large Cap Growth Fund	-	-	-	-	10.6	-	-	-	100.0
JNL/AIM Global Real Estate Fund	-	-	-	-	9.7	-	-	-	100.0
JNL/AIM Small Cap Growth Fund	1.0	0.9	-	-	16.6	-	-	-	100.0
JNL/Capital Guardian Global Balanced Fund	4.9	2.6	21.8		7.6	2.8	-	-	100.0
JNL/Capital Guardian Global Diversified Research Fund	5.9	2.1	-	-	8.3	-	-	-	100.0
JNL/Capital Guardian U.S. Growth Equity Fund	2.3	-	-	-	10.5	-	-	-	100.0
JNL/Credit Suisse Commodity Securities Fund	-	-	5.2	-	25.0	11.8	-	-	100.0
JNL/Credit Suisse Long/Short Fund	2.8	2.9	-	-	2.7	-	-	-	100.0
JNL/Eagle Core Equity Fund	2.1	-	-	-	6.7	-	-	-	100.0
JNL/Eagle SmallCap Equity Fund	-	-	-	-	11.2	-	-	-	100.0
JNL/Franklin Templeton Founding Strategy Fund	-	-	-	-	-	-	-	-	100.0
JNL/Franklin Templeton Global Growth Fund	6.7	-	-	-	11.4	-	-	-	100.0
JNL/Franklin Templeton Income Fund	3.2	14.1	0.3	0.1	17.6	-	-	-	100.0
JNL/Franklin Templeton International Small Cap Growth Fund	-	-	-	-	12.2	-	-	-	100.0
JNL/Franklin Templeton Mutual Shares Fund	3.2	3.6	-	-	11.6	-	-	-	100.0
JNL/Franklin Templeton Small Cap Value Fund	-	3.5	-	-	11.9	-	-	-	100.0
JNL/Goldman Sachs Core Plus Bond Fund	1.1	0.7	20.6	8.3	19.9	22.9	-	-	100.0
JNL/Goldman Sachs Emerging Markets Debt Fund	-	-	63.1	-	24.0	-	-	-	100.0
JNL/Goldman Sachs Mid Cap Value Fund	2.7	11.7	-	-	8.3	-	-	-	100.0
JNL/Ivy Asset Strategy Fund	1.4	-	-	-	10.4	-	0.3	12.1	100.0
JNL/JPMorgan International Value Fund	8.3	7.1	-	-	8.1	-	-	-	100.0
JNL/JPMorgan MidCap Growth Fund	1.2	-	-	-	9.3	-	-	-	100.0
JNL/JPMorgan U.S. Government & Quality Bond Fund	-	-	28.4	2.4	14.6	53.9	-	-	100.0
JNL/Lazard Emerging Markets Fund	8.8	1.6	-	-	7.6	-	-	-	100.0
JNL/Lazard Mid Cap Equity Fund	-	5.5	-	-	7.3	-	-	-	100.0
JNL/M&G Global Basics Fund	-	-	-	-	11.7	-	-	-	100.0
JNL/M&G Global Leaders Fund	3.6	1.2	-	-	6.6	-	-	-	100.0
JNL/Mellon Capital Management 10 X 10 Fund	-	-	-	-	-	-	-	-	100.0
JNL/Mellon Capital Management Index 5 Fund	-	-	-	-	-	-	-	-	100.0
JNL/Mellon Capital Management European 30 Fund	12.5	11.5	-	-	2.0	-	-	-	100.0
JNL/Mellon Capital Management Pacific Rim 30 Fund	17.0	19.4	-	-	11.5	-	-	-	100.0
JNL/Mellon Capital Management S&P 500 Index Fund	2.9	3.6	-	-	4.3	-	-	-	100.0
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	0.7	5.8	-	-	9.6	-	-	-	100.0
JNL/Mellon Capital Management Small Cap Index Fund	0.9	2.8	-	-	14.2	-	-	-	100.0
JNL/Mellon Capital Management International Index Fund	5.2	5.1	-	-	7.7	-	-	-	100.0
JNL/Mellon Capital Management Bond Index Fund	1.2	1.2	31.5	3.1	10.0	36.9	-	-	100.0
JNL/Mellon Capital Management Global Alpha Fund	-	-	-	-	100.0	-	-	-	100.0
JNL/Oppenheimer Global Growth Fund	1.9	0.7	-	-	7.5	-	-	-	100.0
JNL/PAM Asia ex-Japan Fund	6.7	3.2	-	-	6.8	-	-	-	100.0
JNL/PAM China-India Fund	4.6	2.1	-	-	15.9	-	-	-	100.0
JNL/PIMCO Real Return Fund	0.2	-	54.2	5.6	22.8	2.0	-	-	100.0
JNL/PIMCO Total Return Bond Fund	0.7	0.2	24.4	4.9	30.8	17.4	-	-	100.0
JNL/PPM America High Yield Bond Fund	6.3	2.9	-	4.2	20.0	-	-	-	100.0
JNL/PPM America Mid Cap Value Fund	-	4.7	-	-	3.7	-	-	-	100.0
JNL/PPM America Small Cap Value Fund	-	1.4	-	-	6.3	-	-	-	100.0
JNL/PPM America Value Equity Fund	4.4	2.1	-	-	4.3	-	-	-	100.0
JNL/Red Rocks Listed Private Equity Fund	-	-	-	-	7.0	-	-	-	100.0
JNL/S&P Managed Conservative Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Moderate Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Moderate Growth Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Growth Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Aggressive Growth Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Disciplined Moderate Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Disciplined Moderate Growth Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Disciplined Growth Fund	-	-	-	-	-	-	-	-	100.0
JNL/S&P Competitive Advantage Fund	-	-	-	-	4.5	-	-	-	100.0
JNL/S&P Dividend Income & Growth Fund	8.8	10.3	-	-	2.8	-	-	-	100.0
JNL/S&P Intrinsic Value Fund	-	3.6	-	-	3.4	-	-	-	100.0
JNL/S&P Total Yield Fund	-	-	-	-	7.0	-	-	-	100.0
JNL/S&P 4 Fund	-	-	-	-	-	-	-	-	100.0
JNL/Select Balanced Fund	2.7	3.7	10.8	1.3	10.4	10.1	-	-	100.0
JNL/Select Money Market Fund	-	-	-	-	100.0	-	-	-	100.0
JNL/Select Value Fund	2.8	3.6	-	-	3.2	-	-	-	100.0
JNL/T. Rowe Price Established Growth Fund	4.4	-	-	-	4.3	-	-	-	100.0
JNL/T. Rowe Price Mid-Cap Growth Fund	1.0	1.2	-	-	10.7	-	-	-	100.0
JNL/T. Rowe Price Short-Term Bond Fund	3.6	3.1	8.6	11.3	8.7	20.7	-	-	100.0
JNL/T. Rowe Price Value Fund	3.0	4.9	-	-	4.7	-	-	-	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010
	JNL/American		JNL/American
	Funds Blue Chip	JNL/American	Funds Global	JNL/American	JNL/American	JNL/American	JNL
	Income and	Funds Global	Small Capitalization	Funds Growth-	Funds International	Funds New	Institutional Alt
Assets	Growth Fund	Bond Fund	Fund	Income Fund	Fund	World Fund	20 Fund
Investments - unaffiliated, at value (a) (d)	$ 26,563	$ 20,834	$ 12,431	$ 27,959	$ 22,462	$ 16,827	$ -
Investments - affiliated, at value (b)	-	-	-	-	-	-	362,944
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	26,563	20,834	12,431	27,959	22,462	16,827	362,944
Cash	-	-	-	-	-	-	-
Foreign currency (e)	-	-	-	-	-	-	-
Receivables:
Adviser reimbursement	8	9	4	7	8	9	-
Investment securities sold	2,274	-	-	-	-	-	-
Fund shares sold	374	798	292	768	445	343	1,591
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	-	-	-	-	-	-	-
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other assets	-	-	-	-	-	-	1
Deposits from counterparties	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	29,219	21,641	12,727	28,734	22,915	17,179	364,536
Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	11	8	5	10	10	9	43
Administrative fees	2	2	1	2	2	2	14
12b-1 fee (Class A)	4	3	1	4	3	2	-
Investment securities purchased	-	758	288	748	426	335	1,146
Fund shares redeemed	2,648	40	4	20	19	8	446
Dividends on securities sold short	-	-	-	-	-	-	-
Trustee fees	-	-	-	-	-	-	2
Forward foreign currency contracts	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Deposits from counterparties	-	-	-	-	-	-	-
Other liabilities	-	-	-	-	-	-	1
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Investment securities sold short / forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	-	-	-	-	-	-
Total liabilities	2,665	811	299	784	460	356	1,652
Net assets	$ 26,554	$ 20,830	$ 12,428	$ 27,950	$ 22,455	$ 16,823	$ 362,884
Net assets consist of:
Paid-in capital	$ 28,433	$ 20,764	$ 12,876	$ 29,719	$ 23,160	$ 17,169	$ 367,873
Undistributed (excess of distributions over) net investment income	59	74	111	52	133	55	2,463
Accumulated net realized gain (loss)	(287)	-	(58)	-	-	-	691
Net unrealized appreciation (depreciation) on
investments and foreign currency	(1,651)	(8)	(501)	(1,821)	(838)	(401)	(8,143)
	$ 26,554	$ 20,830	$ 12,428	$ 27,950	$ 22,455	$ 16,823	$ 362,884
Class A
Net assets	$ 26,553	$ 20,829	$ 12,427	$ 27,947	$ 22,454	$ 16,820	$ 362,884
Shares outstanding (no par value), unlimited shares authorized	3,089	2,109	1,426	3,271	2,554	1,840	29,750
Net asset value per share	$ 8.60	$ 9.88	$ 8.71	$ 8.55	$ 8.79	$ 9.14	$ 12.20
Class B
Net assets	$ 1	$ 1	$ 1	$ 3	$ 1	$ 3	n/a
Shares outstanding (no par value), unlimited shares authorized	-	-	-	-	-	-	n/a
Net asset value per share	$ 8.60	$ 9.88	$ 8.72	$ 8.55	$ 8.80	$ 9.14	n/a
(a) Investments - unaffiliated, at cost	$ 28,214	$ 20,842	$ 12,932	$ 29,780	$ 23,300	$ 17,228	$ -
(b) Investments - affiliated, at cost	-	-	-	-	-	-	371,087
(c) Total investments, at cost	$ 28,214	$ 20,842	$ 12,932	$ 29,780	$ 23,300	$ 17,228	$ 371,087
(d) Including value of securities on loan	-	-	-	-	-	-	-
(e) Foreign currency cost	-	-	-	-	-	-	-
(f) Proceeds from securities sold short / forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010

	JNL	JNL	JNL	JNL/AIM	JNL/AIM	JNL/AIM	JNL/AIM
	Institutional Alt	Institutional Alt	Institutional Alt	International	Large Cap	Global Real	Small Cap
Assets	35 Fund	50 Fund	65 Fund	Growth Fund	Growth Fund	Estate Fund	Growth Fund
Investments - unaffiliated, at value (a) (d)	$ -	$ -	$ -	$ 400,235	$ 602,981	$ 401,071	$ 100,783
Investments - affiliated, at value (b)	531,168	632,539	386,662	47,816	71,808	43,034	20,109
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	531,168	632,539	386,662	448,051	674,789	444,105	120,892
Cash	-	-	-	17	20	25	-
Foreign currency (e)	-	-	-	376	27	1,242	-
Receivables:
Adviser reimbursement	-	-	-	-	-	-	-
Investment securities sold	-	-	-	833	-	8,556	672
Fund shares sold	1,367	2,175	649	739	844	649	359
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	-	-	-	848	494	1,457	44
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other assets	1	2	1	2	3	1	-
Deposits from counterparties	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	532,536	634,716	387,312	450,866	676,177	456,035	121,967
Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	63	72	48	237	370	241	75
Administrative fees	21	26	16	53	56	51	9
12b-1 fee (Class A)	-	-	-	71	112	68	18
Investment securities purchased	816	1,162	110	308	-	15,558	1,916
Fund shares redeemed	551	1,013	539	582	885	896	542
Dividends on securities sold short	-	-	-	-	-	-	-
Trustee fees	3	3	2	13	15	7	2
Forward foreign currency contracts	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Deposits from counterparties	-	-	-	-	-	-	-
Other liabilities	1	1	-	14	1	1	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Investment securities sold short / forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	-	-	23,947	13,089	31,803	14,764
Total liabilities	1,455	2,277	715	25,225	14,528	48,625	17,326
Net assets	$ 531,081	$ 632,439	$ 386,597	$ 425,641	$ 661,649	$ 407,410	$ 104,641
Net assets consist of:
Paid-in capital	$ 538,025	$ 641,551	$ 394,867	$ 555,972	$ 706,951	$ 500,243	$ 106,471
Undistributed (excess of distributions over) net investment income	3,899	4,727	2,722	7,002	2,832	15,669	(263)
Accumulated net realized gain (loss)	1,544	1,907	3,978	(111,031)	(68,193)	(103,509)	(2,712)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(12,387)	(15,746)	(14,970)	(26,302)	20,059	(4,993)	1,145
	$ 531,081	$ 632,439	$ 386,597	$ 425,641	$ 661,649	$ 407,410	$ 104,641
Class A
Net assets	$ 531,081	$ 632,439	$ 386,597	$ 425,274	$ 661,004	$ 406,967	$ 104,399
Shares outstanding (no par value), unlimited shares authorized	42,231	48,964	29,196	50,174	65,202	57,518	10,521
Net asset value per share	$ 12.58	$ 12.92	$ 13.24	$ 8.48	$ 10.14	$ 7.08	$ 9.92
Class B
Net assets	n/a	n/a	n/a	$ 367	$ 645	$ 443	$ 242
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	n/a	41	63	62	24
Net asset value per share	n/a	n/a	n/a	$ 8.86	$ 10.22	$ 7.13	$ 10.08
(a) Investments - unaffiliated, at cost	$ -	$ -	$ -	$ 426,580	$ 582,925	$ 406,306	$ 99,638
(b) Investments - affiliated, at cost	543,555	648,285	401,632	47,816	71,808	43,034	20,109
(c) Total investments, at cost	$ 543,555	$ 648,285	$ 401,632	$ 474,396	$ 654,733	$ 449,340	$ 119,747
(d) Including value of securities on loan	-	-	-	22,868	12,773	30,180	13,573
(e) Foreign currency cost	-	-	-	340	27	1,236	-
(f) Proceeds from securities sold short / forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010
	JNL/Capital	JNL/Capital	JNL/Capital	JNL/Credit
	Guardian	Guardian	Guardian	Suisse	JNL/Credit	JNL/Eagle	JNL/Eagle
	Global Balanced	Global Diversified	U.S. Growth	Commodity	Suisse Long/	Core Equity	SmallCap
Assets	Fund	Research Fund	Equity Fund	Securities Fund	Short Fund	Fund	Equity Fund
Investments - unaffiliated, at value (a) (d)	$ 279,285	$ 327,943	$ 596,892	$ 613,105	$ 119,301	$ 142,659	$ 307,560
Investments - affiliated, at value (b)	22,932	30,062	69,821	35,335	3,324	10,297	38,886
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	302,217	358,005	666,713	648,440	122,625	152,956	346,446
Cash	10	180	-	-	-	-	-
Foreign currency (e)	267	7	-	324	-	-	-
Receivables:
Adviser reimbursement	-	-	-	-	-	-	-
Investment securities sold	2,934	1,169	-	147	4,041	-	1,422
Fund shares sold	229	451	1,111	1,169	1,172	248	515
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	1,801	597	479	347	115	115	104
Forward foreign currency contracts	714	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other assets	1	2	2	3	-	-	1
Deposits from counterparties	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	308,173	360,411	668,305	650,430	127,953	153,319	348,488
Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	158	208	353	334	66	83	190
Administrative fees	37	43	54	77	12	13	26
12b-1 fee (Class A)	49	58	109	103	16	26	53
Investment securities purchased	1,089	3,326	-	2,138	5,209	-	-
Fund shares redeemed	859	2,175	1,624	3,777	86	312	706
Dividends on securities sold short	-	-	-	-	32	-	-
Trustee fees	7	7	11	11	2	4	7
Forward foreign currency contracts	354	1	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	5	-	-
Variation margin	-	-	-	-	-	-	-
Deposits from counterparties	-	-	-	-	-	-	-
Other liabilities	1	-	1	1	-	-	1
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Investment securities sold short / forward sales commitments, at value (f)	-	-	-	-	24,895	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	14,697	17,732	31,032	29,136	-	271	36,542
Total liabilities	17,251	23,550	33,184	35,577	30,323	709	37,525
Net assets	$ 290,922	$ 336,861	$ 635,121	$ 614,853	$ 97,630	$ 152,610	$ 310,963
Net assets consist of:
Paid-in capital	$ 348,021	$ 513,958	$ 893,389	$ 754,871	$ 109,680	$ 177,834	$ 323,500
Undistributed (excess of distributions over) net investment income	6,133	4,437	2,413	3,283	898	890	40
Accumulated net realized gain (loss)	(54,779)	(173,302)	(253,961)	(116,869)	(724)	(15,845)	(37,211)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(8,453)	(8,232)	(6,720)	(26,432)	(12,224)	(10,269)	24,634
	$ 290,922	$ 336,861	$ 635,121	$ 614,853	$ 97,630	$ 152,610	$ 310,963
Class A
Net assets	$ 290,555	$ 336,575	$ 634,905	$ 614,368	$ 97,501	$ 152,518	$ 310,672
Shares outstanding (no par value), unlimited shares authorized	35,575	17,945	37,453	74,215	14,224	24,954	19,231
Net asset value per share	$ 8.17	$ 18.76	$ 16.95	$ 8.28	$ 6.85	$ 6.11	$ 16.15
Class B
Net assets	$ 367	$ 286	$ 216	$ 485	$ 129	$ 92	$ 291
Shares outstanding (no par value), unlimited shares authorized	44	15	13	58	19	14	18
Net asset value per share	$ 8.36	$ 18.89	$ 17.13	$ 8.31	$ 6.90	$ 6.38	$ 16.43
(a) Investments - unaffiliated, at cost	$ 288,017	$ 336,171	$ 603,612	$ 639,539	$ 132,370	$ 152,928	$ 282,926
(b) Investments - affiliated, at cost	22,932	30,062	69,821	35,335	3,324	10,297	38,886
(c) Total investments, at cost	$ 310,949	$ 366,233	$ 673,433	$ 674,874	$ 135,694	$ 163,225	$ 321,812
(d) Including value of securities on loan	14,102	16,741	30,188	28,015	-	263	35,167
(e) Foreign currency cost	267	7	-	321	-	-	-
(f) Proceeds from securities sold short / forward sales commitments	-	-	-	-	25,741	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010
	JNL/Franklin	JNL/Franklin		JNL/Franklin	JNL/Franklin		JNL/Goldman
	Templeton	Templeton	JNL/Franklin	Templeton	Templeton	JNL/Franklin	Sachs Core
	Founding	Global	Templeton	International Small	Mutual Shares	Templeton Small	Plus Bond
Assets	Strategy Fund	Growth Fund	Income Fund	Cap Growth Fund	Fund	Cap Value Fund	Fund
Investments - unaffiliated, at value (a) (d)	$ -	$ 340,703	$ 778,201	$ 142,505	$ 417,038	$ 188,519	$ 845,951
Investments - affiliated, at value (b)	849,338	44,033	166,082	19,729	54,257	25,546	210,011
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	849,338	384,736	944,283	162,234	471,295	214,065	1,055,962
Cash	-	1	181	84	142	-	2,023
Foreign currency (e)	-	507	10	537	1,452	-	394
Receivables:
Adviser reimbursement	-	-	-	-	-	-	-
Investment securities sold	1,226	24	6,505	13,582	1,769	-	66,757
Fund shares sold	694	307	1,461	142	701	308	1,753
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	-	806	9,553	267	1,270	154	5,787
Forward foreign currency contracts	-	-	-	-	6,344	-	727
Variation margin	-	-	-	-	-	-	256
Other assets	4	2	3	1	15	1	4
Deposits from counterparties	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	8,107
Swap premiums paid	-	-	-	-	-	-	-
Total assets	851,262	386,383	961,996	176,847	482,988	214,528	1,141,770
Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	-	227	445	123	292	150	444
Administrative fees	36	47	67	20	39	18	77
12b-1 fee (Class A)	-	62	134	26	78	36	154
Investment securities purchased	-	757	31,430	11,442	6,567	2,521	76,370
Fund shares redeemed	1,920	1,233	1,667	950	1,018	2,585	1,121
Dividends on securities sold short	-	-	-	-	-	-	-
Trustee fees	19	8	16	2	9	4	20
Forward foreign currency contracts	-	-	-	-	537	-	1,170
Interest expense and brokerage charges	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	233
Deposits from counterparties	-	-	-	-	-	-	-
Other liabilities	2	1	1	-	1	-	2
Unrealized depreciation on unfunded loan commitments	-	-	-	-	45	-	-
Investment securities sold short / forward sales commitments, at value (f)	-	-	-	-	-	-	18,257
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	8,027
Swap premiums received	-	-	-	-	-	-	156
Return of collateral for securities loaned	-	17,401	107,389	12,136	15,751	7,129	79,339
Total liabilities	1,977	19,736	141,149	24,699	24,337	12,443	185,370
Net assets	$ 849,285	$ 366,647	$ 820,847	$ 152,148	$ 458,651	$ 202,085	$ 956,400
Net assets consist of:
Paid-in capital	$ 1,075,646	$ 497,788	$ 921,619	$ 178,988	$ 577,207	$ 225,239	$ 893,921
Undistributed (excess of distributions over) net investment income	27,165	8,711	53,517	1,226	1,794	1,323	36,071
Accumulated net realized gain (loss)	(59,056)	(49,485)	(91,939)	(13,886)	(65,646)	(10,584)	27,350
Net unrealized appreciation (depreciation) on
investments and foreign currency	(194,470)	(90,367)	(62,350)	(14,180)	(54,704)	(13,893)	(942)
	$ 849,285	$ 366,647	$ 820,847	$ 152,148	$ 458,651	$ 202,085	$ 956,400
Class A
Net assets	$ 849,285	$ 366,427	$ 820,538	$ 152,018	$ 458,337	$ 201,803	$ 956,149
Shares outstanding (no par value), unlimited shares authorized	109,439	54,416	88,378	23,432	63,284	23,928	77,403
Net asset value per share	$ 7.76	$ 6.73	$ 9.28	$ 6.49	$ 7.24	$ 8.43	$ 12.35
Class B
Net assets	n/a	$ 220	$ 309	$ 130	$ 314	$ 282	$ 251
Shares outstanding (no par value), unlimited shares authorized	n/a	33	34	20	43	34	20
Net asset value per share	n/a	$ 6.75	$ 8.98	$ 6.52	$ 7.28	$ 8.40	$ 12.51
(a) Investments - unaffiliated, at cost	$ -	$ 431,073	$ 840,533	$ 156,702	$ 477,473	$ 202,412	$ 848,420
(b) Investments - affiliated, at cost	1,043,808	44,033	166,082	19,729	54,257	25,546	210,011
(c) Total investments, at cost	$ 1,043,808	$ 475,106	$ 1,006,615	$ 176,431	$ 531,730	$ 227,958	$ 1,058,431
(d) Including value of securities on loan	-	16,645	104,544	11,617	15,084	6,791	77,627
(e) Foreign currency cost	-	506	10	537	1,495	-	400
(f) Proceeds from securities sold short / forward sales commitments	-	-	-	-	-	-	18,021
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010
	JNL/Goldman		JNL/			JNL/JPMorgan
	Sachs Emerging	JNL/Goldman	Ivy Asset	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard
	Markets Debt	Sachs Mid Cap	Strategy	International	MidCap	& Quality	Emerging
Assets	Fund	Value Fund	Fund	Value Fund	Growth Fund	Bond Fund	Markets Fund
Investments - unaffiliated, at value (a) (d)	$ 357,288	$ 324,713	$ 504,214	$ 419,710	$ 156,324	$ 813,097	$ 783,305
Investments - affiliated, at value (b)	112,968	29,418	58,505	37,138	16,035	138,875	64,386
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	470,256	354,131	562,719	456,848	172,359	951,972	847,691
Cash	-	-	16	-	-	-	215
Foreign currency (e)	3,442	-	913	1,680	-	-	1,283
Receivables:
Adviser reimbursement	-	-	-	-	-	-	-
Investment securities sold	2,295	4,126	5,550	3,808	2,193	219	1,601
Fund shares sold	1,752	683	2,666	587	84	3,015	1,206
Deposits with brokers and counterparties	-	-	-	656	-	-	-
Dividends and interest	7,001	373	1,045	1,347	73	4,245	1,978
Forward foreign currency contracts	4,509	-	896	2,266	-	-	-
Variation margin	-	-	940	13	-	-	-
Other assets	1	1	1	2	1	4	3
Deposits from counterparties	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	1,342	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	490,598	359,314	574,746	467,207	174,710	959,455	853,977
Liabilities
Cash overdraft	200	-	-	-	-	-	-
Payables:
Advisory fees	277	205	407	245	99	295	591
Administrative fees	57	29	68	55	14	73	101
12b-1 fee (Class A)	77	56	91	73	28	147	135
Investment securities purchased	922	10,375	9,805	6,407	289	-	1,692
Fund shares redeemed	584	2,149	876	708	183	896	3,417
Dividends on securities sold short	-	-	-	-	-	-	-
Trustee fees	2	6	2	16	6	16	12
Forward foreign currency contracts	6,239	-	2,898	1,851	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Variation margin	-	-	309	45	-	-	-
Deposits from counterparties	-	-	-	-	-	-	-
Other liabilities	1	-	1	18	1	1	1
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Investment securities sold short / forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	405	-	-	-	-
Unrealized depreciation on swap agreements	812	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	13,073	-	21,383	11,990	42,081	34,030
Total liabilities	9,171	25,893	14,862	30,801	12,610	43,509	39,979
Net assets	$ 481,427	$ 333,421	$ 559,884	$ 436,406	$ 162,100	$ 915,946	$ 813,998
Net assets consist of:
Paid-in capital	$ 456,473	$ 380,699	$ 596,620	$ 689,092	$ 319,955	$ 827,590	$ 829,902
Undistributed (excess of distributions over) net investment income	16,878	1,926	1,445	20,634	(284)	38,846	14,971
Accumulated net realized gain (loss)	11,469	(37,676)	(33,395)	(213,666)	(163,262)	(1,853)	(72,141)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(3,393)	(11,528)	(4,786)	(59,654)	5,691	51,363	41,266
	$ 481,427	$ 333,421	$ 559,884	$ 436,406	$ 162,100	$ 915,946	$ 813,998
Class A
Net assets	$ 481,173	$ 326,705	$ 559,730	$ 435,957	$ 161,996	$ 915,300	$ 813,260
Shares outstanding (no par value), unlimited shares authorized	38,980	39,420	57,840	72,552	10,627	69,019	84,555
Net asset value per share	$ 12.34	$ 8.29	$ 9.68	$ 6.01	$ 15.24	$ 13.26	$ 9.62
Class B
Net assets	$ 254	$ 6,716	$ 154	$ 449	$ 104	$ 646	$ 738
Shares outstanding (no par value), unlimited shares authorized	20	810	16	73	7	47	77
Net asset value per share	$ 12.38	$ 8.30	$ 9.69	$ 6.13	$ 15.44	$ 13.80	$ 9.65
(a) Investments - unaffiliated, at cost	$ 359,281	$ 336,285	$ 516,495	$ 479,183	$ 150,633	$ 761,734	$ 742,021
(b) Investments - affiliated, at cost	112,968	29,418	58,505	37,138	16,035	138,875	64,386
(c) Total investments, at cost	$ 472,249	$ 365,703	$ 575,000	$ 516,321	$ 166,668	$ 900,609	$ 806,407
(d) Including value of securities on loan	-	12,663	-	20,228	11,573	41,206	32,587
(e) Foreign currency cost	3,444	-	913	1,682	-	-	1,286
(f) Proceeds from securities sold short / forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	391	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010
				JNL/Mellon	JNL/Mellon	Capital	Capital
	JNL/Lazard	JNL/M&G	JNL/M&G	Capital	Capital	Management	Management
	Mid Cap	Global Basics	Global Leaders	Management	Management	European 30	Pacific Rim 30
Assets	Equity Fund	Fund	Fund	10 X 10 Fund	Index 5 Fund	Fund	Fund
Investments - unaffiliated, at value (a) (d)	$ 152,685	$ 108,669	$ 18,827	$ -	$ -	$ 14,398	$ 24,744
Investments - affiliated, at value (b)	11,978	14,384	1,322	194,440	237,938	293	3,221
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	164,663	123,053	20,149	194,440	237,938	14,691	27,965
Cash	-	-	-	-	-	-	-
Foreign currency (e)	-	1,910	40	-	-	8	56
Receivables:
Adviser reimbursement	-	-	-	-	-	-	-
Investment securities sold	1,755	1,604	-	-	-	134	1
Fund shares sold	189	297	21	241	3,178	8	31
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	98	170	33	-	-	52	53
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other assets	1	-	-	1	1	-	-
Deposits from counterparties	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	166,706	127,034	20,243	194,682	241,117	14,893	28,106
Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	98	86	14	-	-	4	8
Administrative fees	14	15	3	8	10	2	4
12b-1 fee (Class A)	27	20	3	-	-	2	4
Investment securities purchased	897	691	121	23	2,991	139	170
Fund shares redeemed	566	208	19	217	187	201	15
Dividends on securities sold short	-	-	-	-	-	-	-
Trustee fees	6	-	-	4	3	-	-
Forward foreign currency contracts	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Deposits from counterparties	-	-	-	-	-	-	-
Other liabilities	-	-	-	1	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Investment securities sold short / forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	9,820	7,085	936	-	-	291	2,966
Total liabilities	11,428	8,105	1,096	253	3,191	639	3,167
Net assets	$ 155,278	$ 118,929	$ 19,147	$ 194,429	$ 237,926	$ 14,254	$ 24,939
Net assets consist of:
Paid-in capital	$ 229,880	$ 123,184	$ 19,554	$ 227,065	$ 239,146	$ 15,928	$ 24,212
Undistributed (excess of distributions over) net investment income	1,268	385	119	4,394	2,833	353	342
Accumulated net realized gain (loss)	(79,598)	338	(11)	(26,471)	(11,724)	897	1,724
Net unrealized appreciation (depreciation) on
investments and foreign currency	3,728	(4,978)	(515)	(10,559)	7,671	(2,924)	(1,339)
	$ 155,278	$ 118,929	$ 19,147	$ 194,429	$ 237,926	$ 14,254	$ 24,939
Class A
Net assets	$ 155,140	$ 118,863	$ 19,035	$ 194,429	$ 237,926	$ 14,136	$ 24,788
Shares outstanding (no par value), unlimited shares authorized	16,788	10,656	1,893	28,331	29,538	1,474	2,235
Net asset value per share	$ 9.24	$ 11.15	$ 10.05	$ 6.86	$ 8.05	$ 9.59	$ 11.09
Class B
Net assets	$ 138	$ 66	$ 112	n/a	n/a	$ 118	$ 151
Shares outstanding (no par value), unlimited shares authorized	15	6	11	n/a	n/a	12	14
Net asset value per share	$ 9.32	$ 11.19	$ 10.07	n/a	n/a	$ 9.61	$ 11.12
(a) Investments - unaffiliated, at cost	$ 148,957	$ 113,636	$ 19,343	$ -	$ -	$ 17,322	$ 26,082
(b) Investments - affiliated, at cost	11,978	14,384	1,322	204,999	230,267	293	3,221
(c) Total investments, at cost	$ 160,935	$ 128,020	$ 20,665	$ 204,999	$ 230,267	$ 17,615	$ 29,303
(d) Including value of securities on loan	9,480	6,336	889	-	-	278	2,798
(e) Foreign currency cost	-	1,918	39	-	-	8	55
(f) Proceeds from securities sold short / forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010
	Capital	Capital	Capital	Capital	Capital	Capital	JNL/
	Management	Management	Management	Management	Management	Management	Oppenheimer
	S&P 500	S&P 400 MidCap	Small Cap	International	Bond Index	Global Alpha	Global
Assets	Index Fund	Index Fund	Index Fund	Index Fund	Fund	Fund	Growth Fund
Investments - unaffiliated, at value (a) (d)	$ 964,730	$ 484,233	$ 515,253	$ 754,505	$ 1,089,345	$ 131,685	$ 290,300
Investments - affiliated, at value (b)	43,156	49,454	84,622	63,663	120,526	6,207	23,614
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	1,007,886	533,687	599,875	818,168	1,209,871	137,892	313,914
Cash	-	-	-	-	-	-	1
Foreign currency (e)	-	-	-	3,895	-	3	-
Receivables:
Adviser reimbursement	-	-	-	-	-	-	-
Investment securities sold	-	203	-	377	52,644	-	264
Fund shares sold	5,682	1,235	1,621	2,138	2,879	290	373
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	1,320	464	567	2,119	8,394	-	525
Forward foreign currency contracts	-	-	-	453	-	1,122	-
Variation margin	-	6	-	12	-	283	-
Other assets	63	33	2	3	3	-	1
Deposits from counterparties	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	1,014,951	535,628	602,065	827,165	1,273,791	139,590	315,078
Liabilities
Cash overdraft	-	-	2	1	4	-	-
Payables:
Advisory fees	223	123	129	180	237	102	176
Administrative fees	85	43	45	96	88	15	38
12b-1 fee (Class A)	169	84	90	125	175	21	50
Investment securities purchased	-	1,540	-	18,309	96,709	7,998	15
Fund shares redeemed	1,944	1,912	881	1,297	1,852	1,114	462
Dividends on securities sold short	-	-	-	-	-	-	-
Trustee fees	27	13	15	18	15	1	9
Forward foreign currency contracts	-	-	-	121	-	1,403	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Variation margin	259	80	78	51	-	131	-
Deposits from counterparties	-	-	-	-	-	-	-
Other liabilities	2	1	18	97	2	-	1
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Investment securities sold short / forward sales commitments, at value (f)	-	-	-	-	3,254	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	12,686	37,341	76,924	40,864	75,719	-	17,537
Total liabilities	15,395	41,137	78,182	61,159	178,055	10,785	18,288
Net assets	$ 999,556	$ 494,491	$ 523,883	$ 766,006	$ 1,095,736	$ 128,805	$ 296,790
Net assets consist of:
Paid-in capital	$ 1,081,710	$ 535,368	$ 563,522	$ 907,032	$ 1,032,388	$ 128,116	$ 332,425
Undistributed (excess of distributions over) net investment income	7,608	6,255	6,023	16,016	23,549	(431)	4,724
Accumulated net realized gain (loss)	(26,549)	(2,858)	(17,776)	(14,911)	1,248	1,626	(11,480)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(63,213)	(44,274)	(27,886)	(142,131)	38,551	(506)	(28,879)
	$ 999,556	$ 494,491	$ 523,883	$ 766,006	$ 1,095,736	$ 128,805	$ 296,790
Class A
Net assets	$ 988,592	$ 489,765	$ 519,545	$ 748,940	$ 1,092,735	$ 128,667	$ 296,315
Shares outstanding (no par value), unlimited shares authorized	113,210	44,604	52,898	73,450	91,327	12,872	35,118
Net asset value per share	$ 8.73	$ 10.98	$ 9.82	$ 10.20	$ 11.97	$ 10.00	$ 8.44
Class B
Net assets	$ 10,964	$ 4,726	$ 4,338	$ 17,066	$ 3,001	$ 138	$ 475
Shares outstanding (no par value), unlimited shares authorized	1,232	425	437	1,623	244	14	56
Net asset value per share	$ 8.90	$ 11.12	$ 9.93	$ 10.51	$ 12.31	$ 10.01	$ 8.53
(a) Investments - unaffiliated, at cost	$ 1,025,736	$ 527,787	$ 543,305	$ 896,143	$ 1,050,786	$ 131,685	$ 319,171
(b) Investments - affiliated, at cost	44,016	49,454	84,622	64,049	120,526	6,207	23,614
(c) Total investments, at cost	$ 1,069,752	$ 577,241	$ 627,927	$ 960,192	$ 1,171,312	$ 137,892	$ 342,785
(d) Including value of securities on loan	12,229	36,148	73,136	38,611	74,236	-	16,695
(e) Foreign currency cost	-	-	-	3,915	-	3	-
(f) Proceeds from securities sold short / forward sales commitments	-	-	-	-	3,246	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2010
					JNL/PPM	JNL/PPM	JNL/PPM
	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	America	America	America
	Asia ex-Japan	China-India	Real Return	Total Return	High Yield	Mid Cap	Small Cap
Assets	Fund	Fund	Fund	Bond Fund	Bond Fund	Value Fund	Value Fund
Investments - unaffiliated, at value (a) (d)	$ 87,290	$ 228,305	$ 2,657,761	$ 3,164,252	$ 610,949	$ 51,757	$ 47,186
Investments - affiliated, at value (b)	6,383	43,110	32,815	362,097	153,190	1,983	3,197
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	93,673	271,415	2,690,576	3,526,349	764,139	53,740	50,383
Cash	33	-	-	-	-	-	-
Foreign currency (e)	105	638	1,665	1,324	-	-	-
Receivables:
Adviser reimbursement	-	-	-	-	-	-	-
Investment securities sold	264	3,600	17,605	480,310	-	-	-
Fund shares sold	237	585	2,641	9,017	3,244	825	217
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	170	487	2,574	15,975	12,851	74	57
Forward foreign currency contracts	-	-	3,448	6,625	-	-	-
Variation margin	-	-	24	78	-	-	-
Other assets	1	1	4	9	2	-	-
Deposits from counterparties	-	-	10,275	10,110	-	-	-
Unrealized appreciation on swap agreements	-	-	2,492	4,835	-	-	-
Swap premiums paid	-	-	36	4,565	-	-	-
Total assets	94,483	276,726	2,731,340	4,059,197	780,236	54,639	50,657
Liabilities
Cash overdraft	-	-	4,499	8,884	-	-	-
Payables:
Advisory fees	64	170	603	1,163	234	33	30
Administrative fees	11	38	122	232	51	5	4
12b-1 fee (Class A)	14	38	245	462	101	9	7
Investment securities purchased	567	10,633	1,051,746	742,864	4,333	257	519
Fund shares redeemed	98	289	4,163	4,608	1,450	74	159
Reverse repurchase agreement	-	-	92,713	-	-	-	-
Trustee fees	1	3	22	48	13	-	-
Forward foreign currency contracts	-	-	1,159	1,909	-	-	-
Interest expense and brokerage charges	-	-	33	-	-	-	-
Variation margin	-	-	22	125	-	-	-
Deposits from counterparties	-	-	10,275	10,110	-	-	-
Other liabilities	-	-	2	76	1	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Investment securities sold short / forward sales commitments, at value (f)	-	-	-	14,099	-	-	-
Options written, at value (g)	-	-	3,034	7,284	-	-	-
Unrealized depreciation on swap agreements	-	-	177	953	-	-	-
Swap premiums received	-	-	411	349	-	-	-
Return of collateral for securities loaned	4,843	26,970	31,813	355,404	122,920	1,504	2,517
Total liabilities	5,598	38,141	1,201,039	1,148,570	129,103	1,882	3,236
Net assets	$ 88,885	$ 238,585	$ 1,530,301	$ 2,910,627	$ 651,133	$ 52,757	$ 47,421
Net assets consist of:
Paid-in capital	$ 88,778	$ 212,810	$ 1,432,662	$ 2,730,456	$ 667,315	$ 61,139	$ 51,724
Undistributed (excess of distributions over) net investment income	546	1,531	37,150	41,336	28,006	57	52
Accumulated net realized gain (loss)	3,126	14,879	62,402	72,139	(60,296)	(1,680)	(148)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(3,565)	9,365	(1,913)	66,696	16,108	(6,759)	(4,207)
	$ 88,885	$ 238,585	$ 1,530,301	$ 2,910,627	$ 651,133	$ 52,757	$ 47,421
Class A
Net assets	$ 88,755	$ 238,391	$ 1,529,975	$ 2,894,160	$ 644,711	$ 52,653	$ 41,663
Shares outstanding (no par value), unlimited shares authorized	11,751	31,360	125,589	224,720	100,808	6,627	5,082
Net asset value per share	$ 7.55	$ 7.60	$ 12.18	$ 12.88	$ 6.40	$ 7.95	$ 8.20
Class B
Net assets	$ 130	$ 194	$ 326	$ 16,467	$ 6,422	$ 104	$ 5,758
Shares outstanding (no par value), unlimited shares authorized	17	25	27	1,208	915	13	701
Net asset value per share	$ 7.57	$ 7.64	$ 12.26	$ 13.63	$ 7.02	$ 7.95	$ 8.21
(a) Investments - unaffiliated, at cost	$ 90,855	$ 218,942	$ 2,645,496	$ 3,110,434	$ 594,841	$ 58,516	$ 51,393
(b) Investments - affiliated, at cost	6,383	43,110	32,815	362,097	153,190	1,983	3,197
(c) Total investments, at cost	$ 97,238	$ 262,052	$ 2,678,311	$ 3,472,531	$ 748,031	$ 60,499	$ 54,590
(d) Including value of securities on loan	4,535	25,480	31,163	348,598	120,215	1,436	2,401
(e) Foreign currency cost	106	637	1,666	1,323	-	-	-
(f) Proceeds from securities sold short / forward sales commitments	-	-	-	14,128	-	-	-
(g) Premiums from options written	-	-	1,832	3,923	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010
			JNL/S&P	JNL/S&P	JNL/S&P		JNL/S&P
	JNL/PPM	JNL/Red Rocks	Managed	Managed	Managed	JNL/S&P	Managed
	America Value	Listed Private	Conservative	Moderate	Moderate	Managed	Aggressive
Assets	Equity Fund	Equity Fund	Fund	Fund	Growth Fund	Growth Fund	Growth Fund
Investments - unaffiliated, at value (a) (d)	$ 91,243	$ 340,075	$ -	$ -	$ -	$ -	$ -
Investments - affiliated, at value (b)	4,084	25,403	780,266	1,239,576	2,074,985	1,580,180	597,308
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	95,327	365,478	780,266	1,239,576	2,074,985	1,580,180	597,308
Cash	-	-	-	-	-	-	-
Foreign currency (e)	-	864	-	-	-	-	-
Receivables:
Adviser reimbursement	-	-	-	-	-	-	-
Investment securities sold	-	1,577	-	-	-	630	1,282
Fund shares sold	25	726	1,329	3,585	3,016	1,584	731
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	171	593	-	-	-	-	-
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other assets	-	1	3	4	7	6	2
Deposits from counterparties	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	95,523	369,239	781,598	1,243,165	2,078,008	1,582,400	599,323
Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	44	236	71	101	158	127	61
Administrative fees	8	43	31	51	86	67	26
12b-1 fee (Class A)	16	57	-	-	-	-	-
Investment securities purchased	-	4,515	631	2,276	425	-	-
Fund shares redeemed	115	2,172	698	1,309	2,591	2,214	2,013
Dividends on securities sold short	-	-	-	-	-	-	-
Trustee fees	5	2	13	21	44	41	19
Forward foreign currency contracts	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Deposits from counterparties	-	-	-	-	-	-	-
Other liabilities	-	1	1	2	4	3	1
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Investment securities sold short / forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	3,725	19,248	-	-	-	-	-
Total liabilities	3,913	26,274	1,445	3,760	3,308	2,452	2,120
Net assets	$ 91,610	$ 342,965	$ 780,153	$ 1,239,405	$ 2,074,700	$ 1,579,948	$ 597,203
Net assets consist of:
Paid-in capital	$ 213,515	$ 348,908	$ 792,285	$ 1,296,446	$ 2,243,152	$ 1,819,376	$ 745,970
Undistributed (excess of distributions over) net investment income	1,864	(2,124)	9,166	14,315	29,462	16,784	4,394
Accumulated net realized gain (loss)	(131,806)	7,561	(23,693)	(52,744)	(55,578)	(81,575)	(63,114)
Net unrealized appreciation (depreciation) on
investments and foreign currency	8,037	(11,380)	2,395	(18,612)	(142,336)	(174,637)	(90,047)
	$ 91,610	$ 342,965	$ 780,153	$ 1,239,405	$ 2,074,700	$ 1,579,948	$ 597,203
Class A
Net assets	$ 91,488	$ 342,859	$ 780,153	$ 1,239,405	$ 2,074,700	$ 1,579,948	$ 597,203
Shares outstanding (no par value), unlimited shares authorized	9,332	45,395	74,173	119,424	202,184	170,947	60,626
Net asset value per share	$ 9.80	$ 7.55	$ 10.52	$ 10.38	$ 10.26	$ 9.24	$ 9.85
Class B
Net assets	$ 122	$ 106	n/a	n/a	n/a	n/a	n/a
Shares outstanding (no par value), unlimited shares authorized	12	14	n/a	n/a	n/a	n/a	n/a
Net asset value per share	$ 9.84	$ 7.57	n/a	n/a	n/a	n/a	n/a
(a) Investments - unaffiliated, at cost	$ 83,206	$ 351,451	$ -	$ -	$ -	$ -	$ -
(b) Investments - affiliated, at cost	4,084	25,403	777,871	1,258,188	2,217,321	1,754,817	687,355
(c) Total investments, at cost	$ 87,290	$ 376,854	$ 777,871	$ 1,258,188	$ 2,217,321	$ 1,754,817	$ 687,355
(d) Including value of securities on loan	3,632	18,383	-	-	-	-	-
(e) Foreign currency cost	-	870	-	-	-	-	-
(f) Proceeds from securities sold short / forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2010
	JNL/S&P	JNL/S&P
	Disciplined	Disciplined	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Moderate	Moderate	Disciplined	Competitive	Dividend Income	Intrinsic	Total
Assets	Fund	Growth Fund	Growth Fund	Advantage Fund	& Growth Fund	Value Fund	Yield Fund
Investments - unaffiliated, at value (a) (d)	$ -	$ -	$ -	$ 239,021	$ 285,093	$ 266,458	$ 223,721
Investments - affiliated, at value (b)	224,027	265,672	90,419	11,236	8,307	9,360	16,931
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	224,027	265,672	90,419	250,257	293,400	275,818	240,652
Cash	-	-	-	-	-	-	-
Foreign currency (e)	-	-	-	-	-	-	-
Receivables:
Adviser reimbursement	-	-	-	-	-	-	-
Investment securities sold	-	-	178	1,181	386	1,768	695
Fund shares sold	1,128	274	159	390	782	225	362
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	-	-	-	491	796	529	379
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other assets	1	1		1	1	1	1
Deposits from counterparties	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	225,156	265,947	90,756	252,320	295,365	278,341	242,089
Liabilities
Cash overdraft	-	-	-	95	-	399	-
Payables:
Advisory fees	24	29	10	83	96	93	78
Administrative fees	9	11	4	21	24	23	20
12b-1 fee (Class A)	-	-	-	42	48	46	39
Investment securities purchased	22	146	-	985	1,085	1,370	1,001
Fund shares redeemed	1,107	128	337	1,848	1,010	835	1,055
Dividends on securities sold short	-	-	-	-	-	-	-
Trustee fees	2	3	1	4	3	4	3
Forward foreign currency contracts	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Deposits from counterparties	-	-	-	-	-	-	-
Other liabilities	-	-	-	-	1	1	1
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Investment securities sold short / forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	-	-	11,236	7,536	9,360	16,547
Total liabilities	1,164	317	352	14,314	9,803	12,131	18,744
Net assets	$ 223,992	$ 265,630	$ 90,404	$ 238,006	$ 285,562	$ 266,210	$ 223,345
Net assets consist of:
Paid-in capital	$ 235,456	$ 288,029	$ 98,380	$ 225,857	$ 269,239	$ 240,340	$ 227,577
Undistributed (excess of distributions over) net investment income	2,587	3,191	1,327	4,370	9,383	4,544	3,525
Accumulated net realized gain (loss)	(13,601)	(23,055)	(10,083)	11,982	6,585	26,919	3,073
Net unrealized appreciation (depreciation) on
investments and foreign currency	(450)	(2,535)	780	(4,203)	355	(5,593)	(10,830)
	$ 223,992	$ 265,630	$ 90,404	$ 238,006	$ 285,562	$ 266,210	$ 223,345
Class A
Net assets	$ 223,992	$ 265,630	$ 90,404	$ 237,957	$ 285,267	$ 266,120	$ 223,287
Shares outstanding (no par value), unlimited shares authorized	26,067	34,857	12,787	25,787	33,122	28,271	26,247
Net asset value per share	$ 8.59	$ 7.62	$ 7.07	$ 9.23	$ 8.61	$ 9.41	$ 8.51
Class B
Net assets	n/a	n/a	n/a	$ 49	$ 295	$ 90	$ 58
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	n/a	5	34	9	7
Net asset value per share	n/a	n/a	n/a	$ 9.23	$ 8.63	$ 9.48	$ 8.53
(a) Investments - unaffiliated, at cost	$ -	$ -	$ -	$ 243,224	$ 284,738	$ 272,051	$ 234,551
(b) Investments - affiliated, at cost	224,477	268,207	89,639	11,236	8,307	9,360	16,931
(c) Total investments, at cost	$ 224,477	$ 268,207	$ 89,639	$ 254,460	$ 293,045	$ 281,411	$ 251,482
(d) Including value of securities on loan	-	-	-	11,055	7,298	8,995	15,934
(e) Foreign currency cost	-	-	-	-	-	-	-
(f) Proceeds from securities sold short / forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010
					JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
		JNL/Select	JNL/Select		Price	Price	Price Short-
	JNL/S&P 4	Balanced	Money	JNL/Select	Established	Mid-Cap	Term Bond
Assets	Fund	Fund	Market Fund	Value Fund	Growth Fund	Growth Fund	Fund
Investments - unaffiliated, at value (a) (d)	$ -	$ 891,963	$ 536,647	$ 808,610	$ 1,059,773	$ 882,412	$ 672,219
Investments - affiliated, at value (b)	658,889	103,843	-	27,527	47,781	106,078	67,426
Repurchase agreements (a)	-	-	277,200	-	-	-	-
Total investments, at value (c)	658,889	995,806	813,847	836,137	1,107,554	988,490	739,645
Cash	-	79	-	28	-	-	49
Foreign currency (e)	-	-	-	-	112	22	-
Receivables:
Adviser reimbursement	-	-	208	-	-	-	-
Investment securities sold	2,046	1,485	-	-	534	1,894	10
Fund shares sold	638	1,885	4,238	1,323	1,658	1,213	1,958
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	-	2,859	159	1,101	575	252	5,548
Forward foreign currency contracts	-	-	-	-	-	-	121
Variation margin	-	-	-	-	-	-	-
Other assets	1	3	4	3	4	4	2
Deposits from counterparties	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	661,574	1,002,117	818,456	838,592	1,110,437	991,875	747,333
Liabilities
Cash overdraft	-	-	-	-	38	-	-
Payables:
Advisory fees	-	340	180	352	537	565	241
Administrative fees	29	75	67	71	93	80	58
12b-1 fee (Class A)	-	149	133	139	180	155	115
Investment securities purchased	-	59,611	-	2,576	-	1,984	5,938
Fund shares redeemed	2,684	905	3,022	3,118	2,566	3,629	845
Dividends on securities sold short	-	-	-	-	-	-	-
Trustee fees	9	18	30	19	30	23	11
Forward foreign currency contracts	-	-	-	-	-	-	413
Interest expense and brokerage charges	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Deposits from counterparties	-	-	-	-	-	-	-
Other liabilities	1	1	2	2	2	2	1
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Investment securities sold short / forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	30,152	-	4,138	35,264	52,088	17,483
Total liabilities	2,723	91,251	3,434	10,415	38,710	58,526	25,105
Net assets	$ 658,851	$ 910,866	$ 815,022	$ 828,177	$ 1,071,727	$ 933,349	$ 722,228
Net assets consist of:
Paid-in capital	$ 613,079	$ 927,246	$ 815,019	$ 932,978	$ 1,223,839	$ 875,546	$ 722,645
Undistributed (excess of distributions over) net investment income	(189)	21,860	(5)	14,656	(195)	(2,178)	15,491
Accumulated net realized gain (loss)	(18,533)	(32,307)	8	(95,072)	(187,796)	3,147	(19,593)
Net unrealized appreciation (depreciation) on
investments and foreign currency	64,494	(5,933)	-	(24,385)	35,879	56,834	3,685
	$ 658,851	$ 910,866	$ 815,022	$ 828,177	$ 1,071,727	$ 933,349	$ 722,228
Class A
Net assets	$ 658,851	$ 909,978	$ 808,051	$ 813,961	$ 1,042,442	$ 903,771	$ 722,132
Shares outstanding (no par value), unlimited shares authorized	72,291	62,518	808,045	57,063	62,328	38,187	72,978
Net asset value per share	$ 9.11	$ 14.56	$ 1.00	$ 14.26	$ 16.73	$ 23.67	$ 9.90
Class B
Net assets	n/a	$ 888	$ 6,971	$ 14,216	$ 29,285	$ 29,578	$ 96
Shares outstanding (no par value), unlimited shares authorized	n/a	60	6,971	980	1,731	1,228	10
Net asset value per share	n/a	$ 14.83	$ 1.00	$ 14.50	$ 16.92	$ 24.09	$ 9.97
(a) Investments - unaffiliated, at cost	$ -	$ 897,896	$ 813,847	$ 832,995	$ 1,023,896	$ 825,577	$ 668,482
(b) Investments - affiliated, at cost	594,395	103,843	-	27,527	47,781	106,078	67,186
(c) Total investments, at cost	$ 594,395	$ 1,001,739	$ 813,847	$ 860,522	$ 1,071,677	$ 931,655	$ 735,668
(d) Including value of securities on loan	-	29,428	-	4,070	33,794	50,689	17,102
(e) Foreign currency cost	-	-	-	-	110	22	-
(f) Proceeds from securities sold short / forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust (unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2010

JNL/T. Rowe
Price
Assets	Value Fund
Investments - unaffiliated, at value (a) (d)	$ 802,174
Investments - affiliated, at value (b)	44,716
Repurchase agreements (a)	-
Total investments, at value (c)	846,890
Cash	-
Foreign currency (e)	-
Receivables:
Adviser reimbursement	-
Investment securities sold	-
Fund shares sold	1,245
Deposits with brokers	-
Dividends and interest	1,071
Forward foreign currency contracts	-
Variation margin	-
Other assets	3
Deposits from counterparties	-
Unrealized appreciation on swap agreements	-
Swap premiums paid	-
Total assets	849,209
Liabilities
Cash overdraft	-
Payables:
Advisory fees	451
Administrative fees	71
12b-1 fee (Class A)	141
Investment securities purchased	4,621
Fund shares redeemed	1,631
Dividends on securities sold short	-
Trustee fees	21
Forward foreign currency contracts	-
Interest expense and brokerage charges	-
Variation margin	-
Deposits from counterparties	-
Other liabilities	2
Unrealized depreciation on unfunded loan commitments	-
Investment securities sold short / forward sales commitments, at value (f)	-
Options written, at value (g)	-
Unrealized depreciation on swap agreements	-
Swap premiums received	-
Return of collateral for securities loaned	20,526
Total liabilities	27,464
Net assets	$ 821,745
Net assets consist of:
Paid-in capital	$ 949,043
Undistributed (excess of distributions over) net investment income	14,639
Accumulated net realized gain (loss)	(86,510)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(55,427)
$ 821,745
Class A
Net assets	$ 821,217
Shares outstanding (no par value), unlimited shares authorized	92,662
Net asset value per share	$ 8.86
Class B
Net assets	$ 528
Shares outstanding (no par value), unlimited shares authorized	58
Net asset value per share	$ 9.09
(a) Investments - unaffiliated, at cost	$ 858,093
(b) Investments - affiliated, at cost	44,226
(c) Total investments, at cost	$ 902,319
(d) Including value of securities on loan	19,701
(e) Foreign currency cost	-
(f) Proceeds from securities sold short / forward sales commitments	-
(g) Premiums from options written	-
See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

	JNL/American		JNL/American
	Funds Blue Chip	JNL/American	Funds Global	JNL/American	JNL/American	JNL/American	JNL
	Income and	Funds Global	Small Capitalization	Funds Growth-	Funds International	Funds New	Institutional Alt
	Growth Fund (b)	Bond Fund (b)	Fund (b)	Income Fund (b)	Fund (b)	World Fund (b)	20 Fund
Investment income
Dividends (a)	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Dividends received from master fund	71	84	115	65	144	62	-
Foreign taxes withheld	-	-	-	-	-	-	-
Interest	-	-	-	-	-	-	-
Securities lending	-	-	-	-	-	-	-
Total investment income	71	84	115	65	144	62	-

Expenses
Advisory fees	13	12	6	13	13	11	211
Administrative fees	3	3	1	3	2	2	70
12b-1 fee (Class A)	4	4	2	4	4	3	-
Legal fees	-	-	-	-	-	-	1
Trustee fees	-	-	-	-	-	-	3
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	-	-	-	-	-	-	1
Total expenses	20	19	9	20	19	16	286
Expense waiver	(8)	(9)	(5)	(7)	(8)	(9)	-
Net expenses	12	10	4	13	11	7	286
Net investment income (loss)	59	74	111	52	133	55	(286)
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(287)	-	(58)	-	-	-	-
Affiliated investments	-	-	-	-	-	-	493
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	(1,651)	(8)	(501)	(1,821)	(838)	(401)	(17,140)
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(1,938)	(8)	(559)	(1,821)	(838)	(401)	(16,647)

Net increase (decrease) in net assets from operations	$ (1,879)	$ 66	$ (448)	$ (1,769)	$ (705)	$ (346)	$ (16,933)
(a) Dividends from affiliated investments	$ -	$ -	$ -	$ -	$ -	$ -	$ -
(b) Period from May 3, 2010 (commencement of operations)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

	JNL	JNL	JNL	JNL/AIM	JNL/AIM	JNL/AIM	JNL/AIM
	Institutional Alt	Institutional Alt	Institutional Alt	International	Large Cap	Global Real	Small Cap
	35 Fund	50 Fund	65 Fund	Growth Fund	Growth Fund	Estate Fund	Growth Fund
Investment income
Dividends (a)	$ -	$ -	$ -	$ 7,121	$ 3,908	$ 7,859	$ 295
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	-	-	-	(857)	(78)	(401)	(1)
Interest	-	-	-	-	-	5	-
Securities lending	-	-	-	153	38	106	19
Total investment income	-	-	-	6,417	3,868	7,569	313

Expenses
Advisory fees	317	367	246	1,427	2,199	1,352	440
Administrative fees	106	126	82	321	333	287	52
12b-1 fee (Class A)	-	-	-	427	664	382	103
Legal fees	1	1	1	1	2	1	-
Trustee fees	5	5	3	6	9	5	2
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	2	3	2	7	5	3	1
Total expenses	431	502	334	2,189	3,212	2,030	598
Expense waiver	-	-	-	-	-	-	-
Net expenses	431	502	334	2,189	3,212	2,030	598
Net investment income (loss)	(431)	(502)	(334)	4,228	656	5,539	(285)
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	-	-	-	(7,343)	6,377	19,044	1,660
Affiliated investments	820	431	2,187	-	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	(99)	(7)	(433)	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	12	10	26	2
Net change in unrealized appreciation or depreciation on:
Investments	(29,903)	(33,668)	(25,311)	(38,465)	(46,974)	(51,186)	(4,565)
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	(104)	-	(25)	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(29,083)	(33,237)	(23,124)	(45,999)	(40,594)	(32,574)	(2,903)

Net increase (decrease) in net assets from operations	$ (29,514)	$ (33,739)	$ (23,458)	$ (41,771)	$ (39,938)	$ (27,035)	$ (3,188)
(a) Dividends from affiliated investments	$ -	$ -	$ -	$ 160	$ 48	$ 108	$ 20

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

	JNL/Capital	JNL/Capital	JNL/Capital	JNL/Credit
	Guardian	Guardian	Guardian	Suisse	JNL/Credit	JNL/Eagle	JNL/Eagle
	Global Balanced	Global Diversified	U.S. Growth	Commodity	Suisse Long/	Core Equity	SmallCap
	Fund	Research Fund	Equity Fund	Securities Fund	Short Fund	Fund	Equity Fund
Investment income
Dividends (a)	$ 2,672	$ 4,584	$ 3,259	$ 3,818	$ 994	$ 1,031	$ 528
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	(249)	(405)	(4)	(337)	-	-	(6)
Interest	1,978	23	-	308	-	-	-
Securities lending	136	118	208	179	-	4	398
Total investment income	4,537	4,320	3,463	3,968	994	1,035	920

Expenses
Advisory fees	951	1,257	2,067	2,078	383	442	1,091
Administrative fees	220	261	318	482	72	70	152
12b-1 fee (Class A)	292	348	635	643	96	139	305
Legal fees	1	1	2	2	-	-	1
Trustee fees	4	5	8	9	1	1	4
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	181	-	-
Short holdings borrowing fees	-	-	-	-	32	-	-
Other expenses	7	11	5	7	1	1	3
Total expenses	1,475	1,883	3,035	3,221	766	653	1,556
Expense waiver	-	-	-	-	-	-	-
Net expenses	1,475	1,883	3,035	3,221	766	653	1,556
Net investment income (loss)	3,062	2,437	428	747	228	382	(636)
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(151)	1,214	(656)	6,415	7,181	2,132	12,381
Affiliated investments	-	-	-	-	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	432	60	-	142	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	(1,261)	-	-
Brokerage commissions recaptured	4	10	12	-	-	5	33
Net change in unrealized appreciation or depreciation on:
Investments	(26,909)	(42,770)	(69,886)	(93,803)	(18,324)	(13,680)	(14,760)
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	489	9	-	(3)	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	2,213	-	-
Net realized and unrealized gain (loss)	(26,135)	(41,477)	(70,530)	(87,249)	(10,191)	(11,543)	(2,346)

Net increase (decrease) in net assets from operations	$ (23,073)	$ (39,040)	$ (70,102)	$ (86,502)	$ (9,963)	$ (11,161)	$ (2,982)
(a) Dividends from affiliated investments	$ 138	$ 121	$ 214	$ 181	$ 1	$ 6	$ 399

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

				JNL/Franklin
	JNL/Franklin	JNL/Franklin		Templeton	JNL/Franklin		JNL/Goldman
	Templeton	Templeton	JNL/Franklin	International	Templeton	JNL/Franklin	Sachs Core
	Founding	Global Growth	Templeton	Small Cap	Mutual Shares	Templeton Small	Plus Bond
	Strategy Fund	Fund	Income Fund	Growth Fund	Fund	Cap Value Fund	Fund
Investment income
Dividends (a)	$ -	$ 6,438	$ 6,424	$ 1,907	$ 6,275	$ 1,435	$ 30
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	-	(641)	(82)	(184)	(543)	-	-
Interest	-	-	15,809	4	950	-	15,008
Securities lending	-	187	162	86	157	14	26
Total investment income	-	5,984	22,313	1,813	6,839	1,449	15,064

Expenses
Advisory fees	-	1,402	2,588	761	1,722	858	2,482
Administrative fees	217	289	390	120	230	102	429
12b-1 fee (Class A)	-	386	780	160	459	203	857
Legal fees	3	1	3	1	9	1	3
Trustee fees	12	5	10	2	6	2	11
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	7	4	7	2	5	1	8
Total expenses	239	2,087	3,778	1,046	2,431	1,167	3,790
Expense waiver	-	-	-	-	-	-	-
Net expenses	239	2,087	3,778	1,046	2,431	1,167	3,790
Net investment income (loss)	(239)	3,897	18,535	767	4,408	282	11,274
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	-	(5,968)	(1,692)	11,448	553	1,034	8,397
Affiliated investments	(5,415)	-	-	-	-	-	-
Swaps agreements	-	-	-	-	-	-	1,422
Foreign currency related items	-	(108)	(98)	(57)	7,540	-	1,236
Futures contracts	-	-	-	-	-	-	3,714
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	2	5	2	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	(46,374)	(47,409)	(19,446)	(22,034)	(40,767)	(12,883)	18,746
Swap agreements	-	-	-	-	-	-	(822)
Foreign currency related items	-	8	(4)	17	3,295	-	(496)
Futures contracts	-	-	-	-	-	-	4,245
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(51,789)	(53,475)	(21,235)	(10,624)	(29,379)	(11,849)	36,442

Net increase (decrease) in net assets from operations	$ (52,028)	$ (49,578)	$ (2,700)	$ (9,857)	$ (24,971)	$ (11,567)	$ 47,716
(a) Dividends from affiliated investments	$ -	$ 193	$ 174	$ 89	$ 169	$ 19	$ 56

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

	JNL/Goldman		JNL/			JNL/JPMorgan
	Sachs Emerging	JNL/Goldman	Ivy Asset	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard
	Markets Debt	Sachs Mid Cap	Strategy	International	MidCap	& Quality	Emerging
	Fund	Value Fund	Fund	Value Fund	Growth Fund	Bond Fund	Markets Fund
Investment income
Dividends (a)	$ 10	$ 2,108	$ 4,271	$ 8,964	$ 572	$ 11	$ 16,107
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	(351)	-	(261)	(1,113)	(11)	-	(1,302)
Interest	13,471	-	-	126	-	16,765	1
Securities lending	-	44	-	450	26	57	133
Total investment income	13,130	2,152	4,010	8,427	587	16,833	14,939

Expenses
Advisory fees	1,380	1,161	1,853	1,620	603	1,555	3,513
Administrative fees	285	163	309	366	86	377	600
12b-1 fee (Class A)	380	318	412	487	172	754	800
Legal fees	1	1	1	2	1	3	3
Trustee fees	3	4	3	8	2	10	10
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	3	2	13	7	2	7	31
Total expenses	2,052	1,649	2,591	2,490	866	2,706	4,957
Expense waiver	-	-	-	-	-	-	-
Net expenses	2,052	1,649	2,591	2,490	866	2,706	4,957
Net investment income (loss)	11,078	503	1,419	5,937	(279)	14,127	9,982
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	5,343	22,239	(12,363)	(12,940)	8,460	1	26,194
Affiliated investments	-	-	-	-	-	-	-
Swaps agreements	2,055	-	14	-	-	-	-
Foreign currency related items	2,467	-	1,733	463	1	-	(1,334)
Futures contracts	-	-	(19,987)	16	-	-	-
Option contracts	-	-	(644)	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	51	-	-	2	-	37
Net change in unrealized appreciation or depreciation on:
Investments	(7,112)	(38,738)	(16,013)	(81,924)	(16,483)	37,487	(70,844)
Swap agreements	544	-	2	-	-	-	-
Foreign currency related items	(2,979)	-	(2,018)	351	(1)	-	(47)
Futures contracts	-	-	9,532	(551)	-	-	-
Option contracts	-	-	(14)	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	318	(16,448)	(39,758)	(94,585)	(8,021)	37,488	(45,994)

Net increase (decrease) in net assets from operations	$ 11,396	$ (15,945)	$ (38,339)	$ (88,648)	$ (8,300)	$ 51,615	$ (36,012)
(a) Dividends from affiliated investments	$ 10	$ 46	$ 10	$ 452	$ 27	$ 69	$ 140

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

						JNL/Mellon	JNL/Mellon
				JNL/Mellon	JNL/Mellon	Capital	Capital
	JNL/Lazard	JNL/M&G	JNL/M&G	Capital	Capital	Management	Management
	Mid Cap	Global Basics	Global Leaders	Management	Management	European 30	Pacific Rim 30
	Equity Fund	Fund	Fund	10 X 10 Fund	Index 5 Fund	Fund	Fund
Investment income
Dividends (a)	$ 1,219	$ 1,022	$ 261	$ -	$ -	$ 538	$ 472
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	-	(52)	(23)	-	-	(75)	(20)
Interest	-	-	-	-	-	-	-
Securities lending	8	20	6	-	-	23	2
Total investment income	1,227	990	244	-	-	486	454

Expenses
Advisory fees	622	433	82	-	-	27	44
Administrative fees	87	76	15	50	57	15	24
12b-1 fee (Class A)	174	102	19	-	-	15	24
Legal fees	1	-	-	1	1	-	-
Trustee fees	2	1	-	3	3	-	-
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	1	1	1	1	1	-	2
Total expenses	887	613	117	55	62	57	94
Expense waiver	-	-	-	-	-	-	-
Net expenses	887	613	117	55	62	57	94
Net investment income (loss)	340	377	127	(55)	(62)	429	360
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	6,453	566	168	-	-	992	1,795
Affiliated investments	-	-	-	(7,029)	(4,602)	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	(67)	(14)	-	-	(4)	47
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	20	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	(10,973)	(9,178)	(2,915)	(2,527)	(6,396)	(3,990)	(2,900)
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	(10)	-	-	-	(1)	(1)
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(4,500)	(8,689)	(2,761)	(9,556)	(10,998)	(3,003)	(1,059)

Net increase (decrease) in net assets from operations	$ (4,160)	$ (8,312)	$ (2,634)	$ (9,611)	$ (11,060)	$ (2,574)	$ (699)
(a) Dividends from affiliated investments	$ 9	$ 21	$ 6	$ -	$ -	$ 23	$ 2

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	JNL/
	Management	Management	Management	Management	Management	Management	Oppenheimer
	S&P 500	S&P 400 MidCap	Small Cap	International	Bond Index	Global Alpha	Global
	Index Fund	Index Fund	Index Fund	Index Fund	Fund	Fund	Growth Fund
Investment income
Dividends (a)	$ 9,856	$ 3,610	$ 3,339	$ 16,800	$ 26	$ 2	$ 4,410
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	-	-	-	(1,884)	-	-	(455)
Interest	1	1	5	8	16,962	57	4
Securities lending	51	142	513	624	65	-	219
Total investment income	9,908	3,753	3,857	15,548	17,053	59	4,178

Expenses
Advisory fees	1,330	737	762	1,097	1,290	470	1,075
Administrative fees	508	257	267	585	470	71	232
12b-1 fee (Class A)	1,004	508	530	761	937	94	309
Legal fees	3	2	2	3	3	-	1
Trustee fees	13	7	7	10	12	1	4
License fees	53	28	34	163	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	8	4	4	7	7	1	10
Total expenses	2,919	1,543	1,606	2,626	2,719	637	1,631
Expense waiver	-	-	-	-	-	-	-
Net expenses	2,919	1,543	1,606	2,626	2,719	637	1,631
Net investment income (loss)	6,989	2,210	2,251	12,922	14,334	(578)	2,547
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	1,450	7,566	3,841	(1,371)	2,054	-	(455)
Affiliated investments	(2)	-	-	-	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	(2,080)	-	1,157	7
Futures contracts	(809)	(95)	(308)	(1,345)	-	383	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	(81,710)	(19,582)	(21,063)	(131,659)	31,076	-	(28,280)
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	889	-	(123)	(7)
Futures contracts	(1,799)	(775)	(1,343)	(609)	-	196	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(82,870)	(12,886)	(18,873)	(136,175)	33,130	1,613	(28,735)

Net increase (decrease) in net assets from operations	$ (75,881)	$ (10,676)	$ (16,622)	$ (123,253)	$ 47,464	$ 1,035	$ (26,188)
(a) Dividends from affiliated investments	$ 77	$ 144	$ 516	$ 670	$ 71	$ 1	$ 220

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

					JNL/PPM	JNL/PPM	JNL/PPM
	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	America	America	America
	Asia ex-Japan	China-India	Real Return	Total Return	High Yield	Mid Cap	Small Cap
	Fund	Fund	Fund	Bond Fund	Bond Fund	Value Fund	Value Fund
Investment income
Dividends (a)	$ 1,113	$ 3,247	$ 52	$ 17	$ 400	$ 257	$ 221
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	(82)	(188)	-	-	-	-	-
Interest	-	-	19,013	35,347	26,786	-	-
Securities lending	48	161	35	78	159	2	1
Total investment income	1,079	3,220	19,100	35,442	27,345	259	222

Expenses
Advisory fees	460	1,078	3,307	6,305	1,405	145	127
Administrative fees	77	239	670	1,261	307	19	17
12b-1 fee (Class A)	102	239	1,340	2,506	608	39	29
Legal fees	-	1	4	9	2	-	-
Trustee fees	1	3	17	34	8	-	-
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Interest Expense	-	-	68	-	-	-	-
Other expenses	26	35	115	33	6	1	-
Total expenses	666	1,595	5,521	10,148	2,336	204	173
Expense waiver	-	-	-	-	-	-	-
Net expenses	666	1,595	5,521	10,148	2,336	204	173
Net investment income (loss)	413	1,625	13,579	25,294	25,009	55	49
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	8,298	14,870	36,989	16,367	13,929	3,405	2,687
Affiliated investments	-	-	-	-	-	-	-
Swaps agreements	-	-	(1,588)	5,023	-	-	-
Foreign currency related items	(256)	(901)	1,910	4,484	-	-	-
Futures contracts	-	-	2,327	20,423	-	-	-
Option contracts	-	-	2,254	6,168	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	4	5
Net change in unrealized appreciation or depreciation on:
Investments	(17,489)	(22,601)	11,257	46,996	(15,737)	(9,854)	(6,952)
Swap agreements	-	-	2,858	6,747	-	-	-
Foreign currency related items	-	2	2,590	3,224	-	-	-
Futures contracts	-	-	(987)	7,379	-	-	-
Option contracts	-	-	(1,244)	(3,136)	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(9,447)	(8,630)	56,366	113,675	(1,808)	(6,445)	(4,260)

Net increase (decrease) in net assets from operations	$ (9,034)	$ (7,005)	$ 69,945	$ 138,969	$ 23,201	$ (6,390)	$ (4,211)
(a) Dividends from affiliated investments	$ 48	$ 162	$ 36	$ 81	$ 166	$ 2	$ 1

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

			JNL/S&P	JNL/S&P	JNL/S&P		JNL/S&P
	JNL/PPM	JNL/Red Rocks	Managed	Managed	Managed	JNL/S&P	Managed
	America Value	Listed Private	Conservative	Moderate	Moderate	Managed	Aggressive
	Equity Fund	Equity Fund	Fund	Fund	Growth Fund	Growth Fund	Growth Fund
Investment income
Dividends (a)	$ 1,063	$ 4,059	$ -	$ -	$ -	$ -	$ -
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	-	(477)	-	-	-	-	-
Interest	-	-	-	-	-	-	-
Securities lending	4	199	-	-	-	-	-
Total investment income	1,067	3,781	-	-	-	-	-

Expenses
Advisory fees	273	1,289	400	578	910	754	369
Administrative fees	50	232	173	284	491	393	153
12b-1 fee (Class A)	99	310	-	-	-	-	-
Legal fees	-	1	2	4	6	5	2
Trustee fees	1	3	9	15	26	21	8
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	1	2	6	9	16	13	5
Total expenses	424	1,837	590	890	1,449	1,186	537
Expense waiver	-	-	-	-	-	-	-
Net expenses	424	1,837	590	890	1,449	1,186	537
Net investment income (loss)	643	1,944	(590)	(890)	(1,449)	(1,186)	(537)
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	2,784	7,633	-	-	-	-	-
Affiliated investments	-	-	146	(18,147)	(16,729)	(32,132)	(15,155)
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	(349)	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	2	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	(9,969)	(38,565)	10,593	10,454	(46,181)	(52,996)	(22,663)
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	(3)	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(7,183)	(31,284)	10,739	(7,693)	(62,910)	(85,128)	(37,818)

Net increase (decrease) in net assets from operations	$ (6,540)	$ (29,340)	$ 10,149	$ (8,583)	$ (64,359)	$ (86,314)	$ (38,355)
(a) Dividends from affiliated investments	$ 4	$ 200	$ -	$ -	$ -	$ -	$ -

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

	JNL/S&P	JNL/S&P
	Disciplined	Disciplined	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Moderate	Moderate	Disciplined	Competitive	Dividend Income	Intrinsic	Total
	Fund	Growth Fund	Growth Fund	Advantage Fund	& Growth Fund	Value Fund	Yield Fund
Investment income
Dividends (a)	$ -	$ -	$ -	$ 3,060	$ 5,586	$ 3,268	$ 2,122
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	-	-	-	-	-	-	-
Interest	-	-	-	-	-	-	-
Securities lending	-	-	-	20	38	8	270
Total investment income	-	-	-	3,080	5,624	3,276	2,392

Expenses
Advisory fees	132	160	57	525	539	546	472
Administrative fees	51	61	22	131	135	136	118
12b-1 fee (Class A)	-	-	-	262	269	273	236
Legal fees	1	1	-	1	1	1	1
Trustee fees	2	3	1	3	3	3	3
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	1	2	1	5	3	4	2
Total expenses	187	227	81	927	950	963	832
Expense waiver	-	-	-	-	-	-	-
Net expenses	187	227	81	927	950	963	832
Net investment income (loss)	(187)	(227)	(81)	2,153	4,674	2,313	1,560
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	-	-	-	3,357	(1)	1,834	1,680
Affiliated investments	(7,624)	(6,106)	477	-	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	(3,600)	(11,805)	(7,981)	(24,084)	(9,005)	(15,488)	(22,715)
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(11,224)	(17,911)	(7,504)	(20,727)	(9,006)	(13,654)	(21,035)

Net increase (decrease) in net assets from operations	$ (11,411)	$ (18,138)	$ (7,585)	$ (18,574)	$ (4,332)	$ (11,341)	$ (19,475)
(a) Dividends from affiliated investments	$ -	$ -	$ -	$ 20	$ 38	$ 8	$ 270

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

					JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
		JNL/Select	JNL/Select		Price	Price	Price Short-
	JNL/S&P 4	Balanced	Money	JNL/Select	Established	Mid-Cap	Term
	Fund	Fund	Market Fund	Value Fund	Growth Fund	Growth Fund	Bond Fund
Investment income
Dividends (a)	$ -	$ 6,926	$ -	$ 8,445	$ 4,003	$ 2,416	$ 127
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	-	(121)	-	(31)	(62)	(32)	-
Interest	-	4,226	1,087	-	-	-	7,687
Securities lending	-	59	-	18	55	154	12
Total investment income	-	11,090	1,087	8,432	3,996	2,538	7,826

Expenses
Advisory fees	-	1,892	1,124	2,092	3,115	3,307	1,274
Administrative fees	170	415	420	421	537	467	303
12b-1 fee (Class A)	-	828	832	826	1,042	903	605
Legal fees	2	3	4	3	4	3	2
Trustee fees	9	11	16	11	14	12	7
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	4	6	11	7	18	8	6
Total expenses	185	3,155	2,407	3,360	4,730	4,700	2,197
Expense waiver (Class A)	-	-	(1,318)	-	-	-	-
Net expenses	185	3,155	1,089	3,360	4,730	4,700	2,197
Net investment income (loss)	(185)	7,935	(2)	5,072	(734)	(2,162)	5,629
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	-	17,470	5	8,958	10,746	33,428	630
Affiliated investments	258	-	-	-	-	-	188
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	(4)	(9)	28
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	4	-	13	10	16	-
Net change in unrealized appreciation or depreciation on:
Investments	(34,576)	(57,634)	-	(84,688)	(101,674)	(42,700)	4,787
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	(2)	(211)
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(34,318)	(40,160)	5	(75,717)	(90,922)	(9,267)	5,422

Net increase (decrease) in net assets from operations	$ (34,503)	$ (32,225)	$ 3	$ (70,645)	$ (91,656)	$ (11,429)	$ 11,051
(a) Dividends from affiliated investments	$ -	$ 74	$ -	$ 23	$ 68	$ 216	$ 140

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2010

JNL/T. Rowe
Price
Value Fund
Investment income
Dividends (a)	$ 8,713
Dividends received from master fund	-
Foreign taxes withheld	(199)
Interest	34
Securities lending	76
Total investment income	8,624

Expenses
Advisory fees	2,659
Administrative fees	416
12b-1 fee (Class A)	832
Legal fees	3
Trustee fees	11
License fees	-
Dividends on securities sold short	-
Short holdings borrowing fees	-
Other expenses	7
Total expenses	3,928
Expense waiver	-
Net expenses	3,928
Net investment income (loss)	4,696
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(425)
Affiliated investments	727
Swaps agreements	-
Foreign currency related items	(16)
Futures contracts	-
Option contracts	-
Investment securities sold short	-
Brokerage commissions recaptured	9
Net change in unrealized appreciation or depreciation on:
Investments	(61,950)
Swap agreements	-
Foreign currency related items	3
Futures contracts	-
Option contracts	-
Investment securities sold short	-
Net realized and unrealized gain (loss)	(61,652)

Net increase (decrease) in net assets from operations	$ (56,956)
(a) Dividends from affiliated investments	$ 296

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statement of Cash Flows (in thousands)
For the Period Ended June 30, 2010

JNL/Credit
Suisse Long/
Short Fund
Cash flows from operating activities
Net decrease in net assets from operations	$ (9,963)
Adjustments to reconcile net decrease in net assets from operations to net cash flow used in operating activities:
Purchase of investment securities	(286,251)
Proceeds from sales and maturities	270,088
Net sales of short-term investments	1,368
Proceeds from securities sold short	23,149
Purchases to cover securities sold short	(25,968)
Increase in investment securities sold receivable	(247)
Increase in investment securities purchased payable	2,004
Increase in dividends and interest receivable	(1)
Increase in accrued expenses	8
Increase in dividends on securities sold short and interest payable .	10
Change in unrealized appreciation (depreciation) on investments	16,111
Net realized gain on investments	(5,920)

Net cash flow used in operating activities	(15,612)

Cash flows from financing activities
Net proceeds from capital share transactions	15,612
Net cash flow provided by financing activities	15,612

Net increase in cash	-
Cash at beginning of period	-

Cash at end of period	$ -

Supplemental disclosure of operating activities:
Interest payments during the period were $42.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

	JNL/American		JNL/American
	Funds Blue Chip	JNL/American	Funds Global	JNL/American	JNL/American	JNL/American	JNL
	Income and	Funds Global	Small Capitalization	Funds Growth-	Funds International	Funds New	Institutional Alt
Operations	Growth Fund (a)	Bond Fund (a)	Fund (a)	Income Fund (a)	Fund (a)	World Fund (a)	20 Fund
Net investment income (loss)	$ 59	$ 74	$ 111	$ 52	$ 133	$ 55	$ (286)
Net realized gain (loss)	(287)	-	(58)	-	-	-	493
Net change in unrealized appreciation (depreciation)	(1,651)	(8)	(501)	(1,821)	(838)	(401)	(17,140)
Net increase (decrease) in net assets
from operations	(1,879)	66	(448)	(1,769)	(705)	(346)	(16,933)

Share transactions¹
Proceeds from the sale of shares
Class A	32,322	21,575	13,912	30,891	24,030	17,781	227,074
Class B	1	1	1	3	1	3	-
Cost of shares redeemed
Class A	(3,890)	(812)	(1,037)	(1,175)	(871)	(615)	(46,773)
Class B	-	-	-	-	-	-	-
Net increase (decrease) in net assets from
share transactions	28,433	20,764	12,876	29,719	23,160	17,169	180,301

Net increase (decrease) in net assets	26,554	20,830	12,428	27,950	22,455	16,823	163,368

Net assets beginning of period	-	-	-	-	-	-	199,516

Net assets end of period	$ 26,554	$ 20,830	$ 12,428	$ 27,950	$ 22,455	$ 16,823	$ 362,884

Undistributed (excess of distributions over)
net investment income	$ 59	$ 74	$ 111	$ 52	$ 133	$ 55	$ 2,463

¹Share transactions
Shares sold
Class A	3,537	2,191	1,544	3,401	2,649	1,905	17,758
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(448)	(82)	(118)	(130)	(95)	(65)	(3,680)
Class B	-	-	-	-	-	-	-
Net increase (decrease)
Class A	3,089	2,109	1,426	3,271	2,554	1,840	14,078

Class B	-	-	-	-	-	-	-

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 30,814	$ 20,842	$ 13,587	$ 29,780	$ 23,300	$ 17,228	$ 190,038
Proceeds from sales of securities	2,313	-	597	-	-	-	9,995

(a) Period from May 3, 2010 (commencement of operations)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

	JNL	JNL	JNL	JNL/AIM	JNL/AIM	JNL/AIM	JNL/AIM
	Institutional Alt	Institutional Alt	Institutional Alt	International	Large Cap	Global Real	Small Cap
Operations	35 Fund	50 Fund	65 Fund	Growth Fund	Growth Fund	Estate Fund	Growth Fund
Net investment income (loss)	$ (431)	$ (502)	$ (334)	$ 4,228	$ 656	$ 5,539	$ (285)
Net realized gain (loss)	820	431	2,187	(7,430)	6,380	18,637	1,662
Net change in unrealized appreciation (depreciation)	(29,903)	(33,668)	(25,311)	(38,569)	(46,974)	(51,211)	(4,565)
Net increase (decrease) in net assets
from operations	(29,514)	(33,739)	(23,458)	(41,771)	(39,938)	(27,035)	(3,188)

Share transactions¹
Proceeds from the sale of shares
Class A	320,526	395,385	268,850	160,803	229,061	177,154	47,553
Class B	-	-	-	101	259	143	113
Cost of shares redeemed
Class A	(68,447)	(90,723)	(88,608)	(125,388)	(152,305)	(86,129)	(32,769)
Class B	-	-	-	(85)	(171)	(78)	(18)
Net increase (decrease) in net assets from
share transactions	252,079	304,662	180,242	35,431	76,844	91,090	14,879

Net increase (decrease) in net assets	222,565	270,923	156,784	(6,340)	36,906	64,055	11,691

Net assets beginning of period	308,516	361,516	229,813	431,981	624,743	343,355	92,950

Net assets end of period	$ 531,081	$ 632,439	$ 386,597	$ 425,641	$ 661,649	$ 407,410	$ 104,641

Undistributed (excess of distributions over)
net investment income	$ 3,899	$ 4,727	$ 2,722	$ 7,002	$ 2,832	$ 15,669	$ (263)

¹Share transactions
Shares sold
Class A	24,163	29,054	19,200	17,783	21,146	23,654	4,494
Class B	-	-	-	10	24	19	11
Shares redeemed
Class A	(5,225)	(6,740)	(6,459)	(14,143)	(13,991)	(11,675)	(3,152)
Class B	-	-	-	(9)	(15)	(10)	(2)
Net increase (decrease)
Class A	18,938	22,314	12,741	3,640	7,155	11,979	1,342

Class B	-	-	-	1	9	9	9

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 264,355	$ 313,040	$ 201,552	$ 131,725	$ 249,187	$ 257,593	$ 27,203
Proceeds from sales of securities	12,670	8,838	21,616	78,829	213,097	159,229	11,653

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

	JNL/Capital		JNL/Capital	JNL/Capital	JNL/Credit
	Guardian		Guardian	Guardian	Suisse		JNL/Credit	JNL/Eagle	JNL/Eagle
	Global Balanced		Global Diversified	U.S. Growth	Commodity		Suisse Long/	Core Equity	SmallCap
Operations	Fund		Research Fund	Equity Fund	Securities Fund		Short Fund	Fund	Equity Fund
Net investment income (loss)	$ 3,062		$ 2,437	$ 428	$ 747		$ 228	$ 382	$ (636)
Net realized gain (loss)	285		1,284	(644)	6,557		5,920	2,137	12,414
Net change in unrealized appreciation (depreciation)	(26,420)		(42,761)	(69,886)	(93,806)		(16,111)	(13,680)	(14,760)
Net increase (decrease) in net assets
from operations	(23,073)		(39,040)	(70,102)	(86,502)		(9,963)	(11,161)	(2,982)

Share transactions¹
Proceeds from the sale of shares
Class A	92,414		124,930	293,586	264,149		47,069	117,822	133,401
Class B	33		189	26	171		14	15	87
Cost of shares redeemed
Class A	(58,619)		(81,920)	(143,577)	(204,454)		(29,925)	(38,342)	(99,197)
Class B	(50)		(204)	(100)	(157)		(18)	(10)	(42)
Net increase (decrease) in net assets from
share transactions	33,778		42,995	149,935	59,709		17,140	79,485	34,249

Net increase (decrease) in net assets	10,705		3,955	79,833	(26,793)		7,177	68,324	31,267

Net assets beginning of period	280,217		332,906	555,288	641,646		90,453	84,286	279,696

Net assets end of period	$ 290,922		$ 336,861	$ 635,121	$ 614,853		$ 97,630	$ 152,610	$ 310,963

Undistributed (excess of distributions over)
net investment income	$ 6,133		$ 4,437	$ 2,413	$ 3,283		$ 898	$ 890	$ 40

¹Share transactions
Shares sold
Class A	10,665		6,111	15,727	29,328		6,270	17,845	7,836
Class B	4		9	2	18		2	2	5
Shares redeemed
Class A	(6,823)		(4,061)	(7,722)	(23,209)		(3,964)	(5,711)	(5,914)
Class B	(6)		(10)	(5)	(17)		(2)	(2)	(2)
Net increase (decrease)
Class A	3,842		2,050	8,005	6,119		2,306	12,134	1,922

Class B	(2)		(1)	(3)	1		-	-	3

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 118,865	(a)	$ 100,278	$ 250,087	$ 187,912	(b)	$ 312,219	$ 98,657	$ 108,150
Proceeds from sales of securities	80,924	(a)	47,226	124,436	134,579	(b)	293,237	23,683	77,795

(a) Amount includes $11,817 and $1,306 of purchases and sales, respectively, of U.S. Government Securities.
(b) Amount includes $58,008 and $50,548 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

	JNL/Franklin	JNL/Franklin		JNL/Templeton	JNL/Franklin		JNL/Goldman
	Templeton	Templeton	JNL/Franklin	International Small	Templeton	JNL/Franklin	Sachs Core
	Founding	Global Growth	Templeton	Small Cap	Mutual Shares	Templeton Small	Plus Bond
Operations	Strategy Fund	Fund	Income Fund	Growth Fund	Fund	Cap Value Fund	Fund
Net investment income (loss)	$ (239)	$ 3,897	$ 18,535	$ 767	$ 4,408	$ 282	$ 11,274
Net realized gain (loss)	(5,415)	(6,074)	(1,785)	11,393	8,093	1,034	14,769
Net change in unrealized appreciation (depreciation)	(46,374)	(47,401)	(19,450)	(22,017)	(37,472)	(12,883)	21,673
Net increase (decrease) in net assets
from operations	(52,028)	(49,578)	(2,700)	(9,857)	(24,971)	(11,567)	47,716

Share transactions¹
Proceeds from the sale of shares
Class A	195,521	109,869	246,225	68,899	142,801	100,549	304,629
Class B	-	57	196	28	79	141	34
Cost of shares redeemed
Class A	(132,967)	(69,398)	(151,219)	(51,032)	(83,082)	(54,786)	(178,926)
Class B	-	(27)	(279)	(112)	(30)	(78)	(42)
Net increase (decrease) in net assets from
share transactions	62,554	40,501	94,923	17,783	59,768	45,826	125,695

Net increase (decrease) in net assets	10,526	(9,077)	92,223	7,926	34,797	34,259	173,411

Net assets beginning of period	838,759	375,724	728,624	144,222	423,854	167,826	782,989

Net assets end of period	$ 849,285	$ 366,647	$ 820,847	$ 152,148	$ 458,651	$ 202,085	$ 956,400

Undistributed (excess of distributions over)
net investment income	$ 27,165	$ 8,711	$ 53,517	$ 1,226	$ 1,794	$ 1,323	$ 36,071

¹Share transactions
Shares sold
Class A	23,752	14,827	26,074	10,030	18,429	10,670	25,260
Class B	-	8	21	4	10	15	3
Shares redeemed
Class A	(16,292)	(9,550)	(16,062)	(7,613)	(10,824)	(5,965)	(14,847)
Class B	-	(4)	(30)	(16)	(4)	(8)	(4)
Net increase (decrease)
Class A	7,460	5,277	10,012	2,417	7,605	4,705	10,413

Class B	-	4	(9)	(12)	6	7	(1)

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 77,743	$ 54,408	$ 262,322	$ 250,980	$ 137,923	$ 58,622	$ 3,134,222	(a)
Proceeds from sales of securities	15,427	10,485	114,817	229,736	55,384	8,910	3,048,324	(a)

(a) Amounts include $1,078,746 and $999,478 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

	JNL/Goldman		JNL/			JNL/JPMorgan
	Sachs Emerging	JNL/Goldman	Ivy Asset	JNL/JPMorgan	JNL/JPMorgan	U.S. Government		JNL/Lazard
	Markets Debt	Sachs Mid Cap	Strategy	International	MidCap	& Quality		Emerging
Operations	Fund	Value Fund	Fund	Value Fund	Growth Fund	Bond Fund		Markets Fund
Net investment income (loss)	$ 11,078	$ 503	$ 1,419	$ 5,937	$ (279)	$ 14,127		$ 9,982
Net realized gain (loss)	9,865	22,290	(31,247)	(12,461)	8,463	1		24,897
Net change in unrealized appreciation (depreciation)	(9,547)	(38,738)	(8,511)	(82,124)	(16,484)	37,487		(70,891)
Net increase (decrease) in net assets
from operations	11,396	(15,945)	(38,339)	(88,648)	(8,300)	51,615		(36,012)

Share transactions¹
Proceeds from the sale of shares
Class A	381,392	148,867	518,725	148,038	45,709	391,644		379,825
Class B	86	1,991	87	160	43	143		227
Cost of shares redeemed
Class A	(104,653)	(81,566)	(117,449)	(172,658)	(39,109)	(220,938)		(266,438)
Class B	(37)	(651)	(117)	(176)	(47)	(99)		(241)
Net increase (decrease) in net assets from
share transactions	276,788	68,641	401,246	(24,636)	6,596	170,750		113,373

Net increase (decrease) in net assets	288,184	52,696	362,907	(113,284)	(1,704)	222,365		77,361

Net assets beginning of period	193,243	280,725	196,977	549,690	163,804	693,581		736,637

Net assets end of period	$ 481,427	$ 333,421	$ 559,884	$ 436,406	$ 162,100	$ 915,946		$ 813,998

Undistributed (excess of distributions over)
net investment income	$ 16,878	$ 1,926	$ 1,445	$ 20,634	$ (284)	$ 38,846		$ 14,971

¹Share transactions
Shares sold
Class A	31,262	16,457	50,578	21,898	2,772	30,409		37,712
Class B	6	216	9	23	3	11		23
Shares redeemed
Class A	(8,520)	(9,173)	(11,649)	(25,916)	(2,411)	(17,303)		(27,046)
Class B	(3)	(72)	(12)	(25)	(3)	(8)		(24)
Net increase (decrease)
Class A	22,742	7,284	38,929	(4,018)	361	13,106		10,666

Class B	3	144	(3)	(2)	-	3		(1)

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 477,823	$ 220,814	$ 577,383	$ 214,819	$ 81,568	$ 127,676	(a)	$ 236,639
Proceeds from sales of securities	262,068	150,459	215,379	236,792	75,929	22,668	(a)	102,935

(a) Amount includes $123,361 and $18,873 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

						JNL/Mellon	JNL/Mellon
				JNL/Mellon	JNL/Mellon	Capital	Capital
	JNL/Lazard	JNL/M&G	JNL/M&G	Capital	Capital	Management	Management
	Mid Cap	Global Basics	Global Leaders	Management	Management	European 30	Pacific Rim 30
Operations	Equity Fund	Fund	Fund	10 X 10 Fund	Index 5 Fund	Fund	Fund
Net investment income (loss)	$ 340	$ 377	$ 127	$ (55)	$ (62)	$ 429	$ 360
Net realized gain (loss)	6,473	499	154	(7,029)	(4,602)	988	1,842
Net change in unrealized appreciation (depreciation)	(10,973)	(9,188)	(2,915)	(2,527)	(6,396)	(3,991)	(2,901)
Net increase (decrease) in net assets
from operations	(4,160)	(8,312)	(2,634)	(9,611)	(11,060)	(2,574)	(699)

Share transactions¹
Proceeds from the sale of shares
Class A	49,006	137,598	8,946	57,593	99,916	10,788	21,008
Class B	32	8	2	-	-	13	20
Cost of shares redeemed
Class A	(54,438)	(40,135)	(4,594)	(48,047)	(55,881)	(7,335)	(12,148)
Class B	(59)	(98)	(1)	-	-	(4)	(3)
Net increase (decrease) in net assets from
share transactions	(5,459)	97,373	4,353	9,546	44,035	3,462	8,877

Net increase (decrease) in net assets	(9,619)	89,061	1,719	(65)	32,975	888	8,178

Net assets beginning of period	164,897	29,868	17,428	194,494	204,951	13,366	16,761

Net assets end of period	$ 155,278	$ 118,929	$ 19,147	$ 194,429	$ 237,926	$ 14,254	$ 24,939

Undistributed (excess of distributions over)
net investment income	$ 1,268	$ 385	$ 119	$ 4,394	$ 2,833	$ 353	$ 342

¹Share transactions
Shares sold
Class A	4,932	11,622	793	7,917	11,722	998	1,820
Class B	3	1	-	-	-	1	2
Shares redeemed
Class A	(5,562)	(3,386)	(416)	(6,631)	(6,618)	(695)	(1,061)
Class B	(6)	(8)	-	-	-	-	-
Net increase (decrease)
Class A	(630)	8,236	377	1,286	5,104	303	759

Class B	(3)	(7)	-	-	-	1	2

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 72,451	$ 105,815	$ 9,295	$ 23,466	$ 59,791	$ 15,425	$ 27,051
Proceeds from sales of securities	75,598	16,635	4,088	13,974	15,817	11,339	17,865

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon		JNL/Mellon
	Capital	Capital	Capital	Capital	Capital		Capital	JNL/
	Management	Management	Management	Management	Management		Management	Oppenheimer
	S&P 500	S&P 400 MidCap	Small Cap	International	Bond Index		Global Alpha	Global
Operations	Index Fund	Index Fund	Index Fund	Index Fund	Fund		Fund	Growth Fund
Net investment income (loss)	$ 6,989	$ 2,210	$ 2,251	$ 12,922	$ 14,334		$ (578)	$ 2,547
Net realized gain (loss)	639	7,471	3,533	(4,796)	2,054		1,540	(448)
Net change in unrealized appreciation (depreciation)	(83,509)	(20,357)	(22,406)	(131,379)	31,076		73	(28,287)
Net increase (decrease) in net assets
from operations	(75,881)	(10,676)	(16,622)	(123,253)	47,464		1,035	(26,188)

Share transactions¹
Proceeds from the sale of shares
Class A	413,130	173,069	204,566	320,957	475,052		87,849	94,821
Class B	3,340	1,631	1,519	4,442	820		28	58
Cost of shares redeemed
Class A	(249,725)	(142,487)	(138,955)	(173,342)	(222,761)		(22,490)	(62,329)
Class B	(2,586)	(1,366)	(990)	(2,837)	(609)		(1)	(51)
Net increase (decrease) in net assets from
share transactions	164,159	30,847	66,140	149,220	252,502		65,386	32,499

Net increase (decrease) in net assets	88,278	20,171	49,518	25,967	299,966		66,421	6,311

Net assets beginning of period	911,278	474,320	474,365	740,039	795,770		62,384	290,479

Net assets end of period	$ 999,556	$ 494,491	$ 523,883	$ 766,006	$ 1,095,736		$ 128,805	$ 296,790

Undistributed (excess of distributions over)
net investment income	$ 7,608	$ 6,255	$ 6,023	$ 16,016	$ 23,549		$ (431)	$ 4,724

¹Share transactions
Shares sold
Class A	43,704	14,672	19,218	28,556	40,740		8,829	10,294
Class B	348	137	143	371	69		3	6
Shares redeemed
Class A	(26,485)	(12,141)	(13,184)	(15,765)	(19,029)		(2,259)	(6,905)
Class B	(268)	(114)	(92)	(240)	(51)		-	(5)
Net increase (decrease)
Class A	17,219	2,531	6,034	12,791	21,711		6,570	3,389

Class B	80	23	51	131	18		3	1

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 177,570	$ 56,805	$ 127,951	$ 173,790	$ 768,739	(a)	$ -	$ 78,252
Proceeds from sales of securities	11,140	25,781	54,969	9,498	498,153	(a)	-	41,925

(a) Amounts include $522,615 and $298,443 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

							JNL/PPM	JNL/PPM	JNL/PPM
	JNL/PAM	JNL/PAM	JNL/PIMCO		JNL/PIMCO		America	America	America
	Asia ex-Japan	China-India	Real Return		Total Return		High Yield	Mid Cap	Small Cap
Operations	Fund	Fund	Fund		Bond Fund		Bond Fund	Value Fund	Value Fund
Net investment income (loss)	$ 413	$ 1,625	$ 13,579		$ 25,294		$ 25,009	$ 55	$ 49
Net realized gain (loss)	8,042	13,969	41,892		52,465		13,929	3,409	2,692
Net change in unrealized appreciation (depreciation)	(17,489)	(22,599)	14,474		61,210		(15,737)	(9,854)	(6,952)
Net increase (decrease) in net assets
from operations	(9,034)	(7,005)	69,945		138,969		23,201	(6,390)	(4,211)

Share transactions¹
Proceeds from the sale of shares
Class A	56,622	136,429	610,255		1,111,019		334,363	67,098	45,861
Class B	27	129	215		3,972		2,074	72	2,776
Cost of shares redeemed
Class A	(67,120)	(124,532)	(340,038)		(703,435)		(279,125)	(28,082)	(16,137)
Class B	(20)	(172)	(141)		(2,478)		(1,882)	(53)	(579)
Net increase in net assets from share
transactions	(10,491)	11,854	270,291		409,078		55,430	39,035	31,921

Net increase in net assets	(19,525)	4,849	340,236		548,047		78,631	32,645	27,710

Net assets beginning of period	108,410	233,736	1,190,065		2,362,580		572,502	20,112	19,711

Net assets end of period	$ 88,885	$ 238,585	$ 1,530,301		$ 2,910,627		$ 651,133	$ 52,757	$ 47,421

Undistributed (excess of distributions over)
net investment income	$ 546	$ 1,531	$ 37,150		$ 41,336		$ 28,006	$ 57	$ 52

¹Share transactions
Shares sold
Class A	7,102	17,744	51,343		88,264		52,776	7,427	5,010
Class B	3	16	19		300		298	8	304
Shares redeemed
Class A	(8,652)	(16,652)	(28,594)		(56,154)		(44,135)	(3,226)	(1,822)
Class B	(2)	(22)	(12)		(187)		(272)	(6)	(62)
Net increase							-
Class A	(1,550)	1,092	22,749		32,110		8,641	4,201	3,188

Class B	1	(6)	7		113		26	2	242

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 55,296	$ 89,510	$ 4,757,798	(a)	$ 4,791,524	(b)	$ 281,709	$ 55,056	$ 43,098
Proceeds from sales of securities	64,380	78,778	4,303,095	(a)	4,267,990	(b)	208,127	16,830	11,254

(a) Amounts include $4,534,865 and $4,109,525 of purchases and sales, respectively, of U.S. Government Securities.
(b) Amounts include $1,795,418 and $1,542,812 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

			JNL/S&P	JNL/S&P	JNL/S&P		JNL/S&P
	JNL/PPM	JNL/Red Rocks	Managed	Managed	Managed	JNL/S&P	Managed
	America Value	Listed Private	Conservative	Moderate	Moderate	Managed	Aggressive
Operations	Equity Fund	Equity Fund	Fund	Fund	Growth Fund	Growth Fund	Growth Fund
Net investment income (loss)	$ 643	$ 1,944	$ (590)	$ (890)	$ (1,449)	$ (1,186)	$ (537)
Net realized gain (loss)	2,786	7,284	146	(18,147)	(16,729)	(32,132)	(15,155)
Net change in unrealized appreciation (depreciation)	(9,969)	(38,568)	10,593	10,454	(46,181)	(52,996)	(22,663)
Net increase (decrease) in net assets
from operations	(6,540)	(29,340)	10,149	(8,583)	(64,359)	(86,314)	(38,355)

Share transactions¹
Proceeds from the sale of shares
Class A	28,623	233,012	293,691	422,785	725,863	492,686	168,521
Class B	110	84	-	-	-	-	-
Cost of shares redeemed
Class A	(24,212)	(84,699)	(147,645)	(196,132)	(361,788)	(306,183)	(115,831)
Class B	(706)	(121)	-	-	-	-	-
Net increase in net assets from share
transactions	3,815	148,276	146,046	226,653	364,075	186,503	52,690

Net increase in net assets	(2,725)	118,936	156,195	218,070	299,716	100,189	14,335

Net assets beginning of period	94,335	224,029	623,958	1,021,335	1,774,984	1,479,759	582,868

Net assets end of period	$ 91,610	$ 342,965	$ 780,153	$ 1,239,405	$ 2,074,700	$ 1,579,948	$ 597,203

Undistributed (excess of distributions over)
net investment income	$ 1,864	$ (2,124)	$ 9,166	$ 14,315	$ 29,462	$ 16,784	$ 4,394

¹Share transactions
Shares sold
Class A	2,640	28,083	27,800	39,808	67,709	49,920	15,909
Class B	10	10	-	-	-	-	-
Shares redeemed
Class A	(2,261)	(10,574)	(13,966)	(18,490)	(33,928)	(31,300)	(11,030)
Class B	(62)	(15)	-	-	-	-	-
Net increase
Class A	379	17,509	13,834	21,318	33,781	18,620	4,879

Class B	(52)	(5)	-	-	-	-	-

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 22,743	$ 186,709	$ 236,313	$ 337,541	$ 541,864	$ 374,968	$ 133,793
Proceeds from sales of securities	18,066	38,406	90,843	111,756	116,523	189,637	81,638

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

	JNL/S&P	JNL/S&P
	Disciplined	Disciplined	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Moderate	Moderate	Disciplined	Competitive	Dividend Income	Intrinsic	Total
Operations	Fund	Growth Fund	Growth Fund	Advantage Fund	& Growth Fund	Value Fund	Yield Fund
Net investment income (loss)	$ (187)	$ (227)	$ (81)	$ 2,153	$ 4,674	$ 2,313	$ 1,560
Net realized gain (loss)	(7,624)	(6,106)	477	3,357	(1)	1,834	1,680
Net change in unrealized appreciation (depreciation)	(3,600)	(11,805)	(7,981)	(24,084)	(9,005)	(15,488)	(22,715)
Net increase (decrease) in net assets
from operations	(11,411)	(18,138)	(7,585)	(18,574)	(4,332)	(11,341)	(19,475)

Share transactions¹
Proceeds from the sale of shares
Class A	132,047	142,035	38,106	93,204	120,852	124,869	112,372
Class B	-	-	-	13	153	246	87
Cost of shares redeemed
Class A	(65,099)	(64,632)	(20,980)	(91,372)	(70,650)	(93,994)	(82,604)
Class B	-	-	-	(10)	(11)	(256)	(71)
Net increase in net assets from share
transactions	66,948	77,403	17,126	1,835	50,344	30,865	29,784

Net increase in net assets	55,537	59,265	9,541	(16,739)	46,012	19,524	10,309

Net assets beginning of period	168,455	206,365	80,863	254,745	239,550	246,686	213,036

Net assets end of period	$ 223,992	$ 265,630	$ 90,404	$ 238,006	$ 285,562	$ 266,210	$ 223,345

Undistributed (excess of distributions over)
net investment income	$ 2,587	$ 3,191	$ 1,327	$ 4,370	$ 9,383	$ 4,544	$ 3,525

¹Share transactions
Shares sold
Class A	14,594	17,364	4,998	9,239	13,456	12,256	11,684
Class B	-	-	-	1	17	23	9
Shares redeemed
Class A	(7,372)	(7,975)	(2,789)	(9,039)	(7,879)	(9,287)	(8,847)
Class B	-	-	-	(1)	(1)	(25)	(8)
Net increase
Class A	7,222	9,389	2,209	200	5,577	2,969	2,837

Class B	-	-	-	-	16	(2)	1

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 128,757	$ 151,033	$ 45,894	$ 30,980	$ 59,043	$ 55,529	$ 55,001
Proceeds from sales of securities	49,617	60,063	25,566	25,007	3,484	20,634	23,339

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

							JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
		JNL/Select		JNL/Select			Price	Price	Price Short-
	JNL/S&P 4	Balanced		Money		JNL/Select	Established	Mid-Cap	Term Bond
Operations	Fund	Fund		Market Fund		Value Fund	Growth Fund	Growth Fund	Fund
Net investment income (loss)	$ (185)	$ 7,935		$ (2)		$ 5,072	$ (734)	$ (2,162)	$ 5,629
Net realized gain (loss)	258	17,474		5		8,971	10,752	33,435	846
Net change in unrealized appreciation (depreciation)	(34,576)	(57,634)		-		(84,688)	(101,674)	(42,702)	4,576
Net increase (decrease) in net assets
from operations	(34,503)	(32,225)		3		(70,645)	(91,656)	(11,429)	11,051

Share transactions¹
Proceeds from the sale of shares
Class A	243,173	343,794		561,910		281,004	417,532	299,540	379,739
Class B	-	242		2,628		2,458	3,693	4,288	124
Cost of shares redeemed
Class A	(177,224)	(138,480)		(894,374)		(159,591)	(202,388)	(205,377)	(153,486)
Class B	-	(184)		(2,926)		(1,282)	(2,310)	(2,939)	(243)
Net increase (decrease) in net assets from
share transactions	65,949	205,372		(332,762)		122,589	216,527	95,512	226,134

Net increase (decrease) in net assets	31,446	173,147		(332,759)		51,944	124,871	84,083	237,185

Net assets beginning of period	627,405	737,719		1,147,781		776,233	946,856	849,266	485,043

Net assets end of period	$ 658,851	$ 910,866		$ 815,022		$ 828,177	$ 1,071,727	$ 933,349	$ 722,228

Undistributed (excess of distributions over)	$ (189)	$ 21,860		$ (5)		$ 14,656	$ (195)	$ (2,178)	$ 15,491
net investment income

¹Share transactions
Shares sold
Class A	24,680	22,550		561,910		17,841	23,098	11,915	38,634
Class B	-	16		2,627		153	201	172	13
Shares redeemed
Class A	(18,095)	(9,112)		(894,373)		(10,217)	(11,185)	(8,238)	(15,606)
Class B	-	(12)		(2,926)		(81)	(125)	(117)	(25)
Net increase (decrease)
Class A	6,585	13,438		(332,463)		7,624	11,913	3,677	23,028

Class B	-	4		(299)		72	76	55	(12)

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 101,653	$ 479,331	(a)	$ 29,777		$ 237,663	$ 402,197	$ 222,662	$ 349,787	(c)
Proceeds from sales of securities	35,887	257,414	(a)	85,677	(b)	105,892	190,646	133,587	131,847	(c)

(a) Amounts include $52,133 and $28,807 of purchases and sales, respectively, of U.S. Government Securities.
(b) Amounts include $61,871 of sales of U.S. Government Securities.
(c) Amounts include $90,556 and $37,840 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2010

JNL/T. Rowe
Price
Operations	Value Fund
Net investment income (loss)	$ 4,696
Net realized gain (loss)	295
Net change in unrealized appreciation (depreciation)	(61,947)
Net increase (decrease) in net assets
from operations	(56,956)

Share transactions¹
Proceeds from the sale of shares
Class A	322,722
Class B	164
Cost of shares redeemed
Class A	(172,259)
Class B	(147)
Net increase (decrease) in net assets from
share transactions	150,480

Net increase (decrease) in net assets	93,524

Net assets beginning of period	728,221

Net assets end of period	$ 821,745

Undistributed (excess of distributions over)
net investment income	$ 14,639

¹Share transactions
Shares sold
Class A	33,445
Class B	16
Shares redeemed
Class A	(17,859)
Class B	(15)
Net increase (decrease)
Class A	15,586

Class B	1

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 254,757
Proceeds from sales of securities	92,841

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

	JNL	JNL	JNL	JNL	JNL/AIM		JNL/AIM	JNL/AIM
	Institutional Alt	Institutional Alt	Institutional Alt	Institutional Alt	International		Large Cap	Global Real
Operations	20 Fund (b)	35 Fund (b)	50 Fund (b)	65 Fund (b)	Growth Fund		Growth Fund	Estate Fund
Net investment income (loss)	$ 2,705	$ 4,260	$ 5,131	$ 2,990	$ 4,663		$ 2,065	$ 5,732
Net realized gain (loss)	242	794	1,574	1,857	(44,638)		(30,614)	(12,501)
Net change in unrealized appreciation (depreciation)	8,997	17,516	17,922	10,341	136,861		138,511	74,282
Net increase (decrease) in net assets
from operations	11,944	22,570	24,627	15,188	96,886		109,962	67,513

Distributions to shareholders
From net investment income
Class A	-	-	-	-	(6,883)		(1,465)	(6,177)
Class B	-	-	-	-	(7)		(2)	(8)
From net realized gains
Class A	-	-	-	-	-		-	-
Class B	-	-	-	-	-		-	-
Total distributions to shareholders	-	-	-	-	(6,890)		(1,467)	(6,185)

Share transactions¹
Proceeds from the sale of shares
Class A	199,802	298,773	356,850	235,122	197,079	(a)	303,951	193,414
Class B	-	-	-	-	1,140	(a)	226	257
Proceeds in connection with acquisition
Class A	-	-	-	-	-		-	-
Class B	-	-	-	-	-		-	-
Reinvestment of distributions
Class A	-	-	-	-	6,883		1,465	6,177
Class B	-	-	-	-	7		2	8
Cost of shares redeemed
Class A	(12,230)	(12,827)	(19,961)	(20,497)	(112,975)		(140,475)	(63,093)
Class B	-	-	-	-	(9,464)		(151)	(248)
Net increase (decrease) in net assets from
share transactions	187,572	285,946	336,889	214,625	82,670		165,018	136,515

Net increase (decrease) in net assets	199,516	308,516	361,516	229,813	172,666		273,513	197,843

Net assets beginning of year	-	-	-	-	259,315		351,230	145,512

Net assets end of year	$ 199,516	$ 308,516	$ 361,516	$ 229,813	$ 431,981		$ 624,743	$ 343,355

Undistributed (excess of distributions over)
net investment income	$ 2,749	$ 4,330	$ 5,229	$ 3,056	$ 2,774		$ 2,176	$ 10,130

¹Share transactions
Shares sold
Class A	16,682	24,301	28,185	17,990	24,272		32,611	29,777
Class B	-	-	-	-	160		24	43
Shares issued in connection with acquisition
Class A	-	-	-	-	-		-	-
Class B	-	-	-	-	-		-	-
Reinvestment of distributions
Class A	-	-	-	-	752		139	833
Class B	-	-	-	-	1		-	1
Shares redeemed
Class A	(1,010)	(1,008)	(1,535)	(1,535)	(14,817)		(15,172)	(10,142)
Class B	-	-	-	-	(1,458)		(16)	(41)
Net increase (decrease)
Class A	15,672	23,293	26,650	16,455	10,207		17,578	20,468

Class B	-	-	-	-	(1,297)		8	3

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 192,833	$ 298,630	$ 360,201	$ 238,403	$ 151,135		$ 418,014	$ 261,679
Proceeds from sales of securities	2,476	8,298	18,020	20,683	72,569		247,349	131,270

(a) Amount includes $826 for Class A and $1 for Class B received in a class action settlement.
(b) Period from April 6, 2009 (commencement of operations)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

		JNL/Capital		JNL/Capital		JNL/Capital	JNL/Credit
	JNL/AIM	Guardian		Guardian		Guardian	Suisse		JNL/Credit	JNL/Eagle
	Small Cap	Global Balanced		Global Diversified		U.S. Growth	Commodity		Suisse Long/	Core Equity
Operations	Growth Fund	Fund		Research Fund		Equity Fund	Securities Fund		Short Fund	Fund
Net investment income (loss)	$ (106)	$ 3,990		$ 2,167		$ 1,987	$ 3,410		$ 680	$ 508
Net realized gain (loss)	(598)	(27,982)		(41,649)		(53,049)	(98,798)		13,712	(4,024)
Net change in unrealized appreciation (depreciation)	19,603	68,222		109,226		164,017	249,014		5,946	20,688
Net increase (decrease) in net assets
from operations	18,899	44,230		69,744		112,955	153,626		20,338	17,172

Distributions to shareholders
From net investment income
Class A	-	(5,555)		(4,295)		(673)	(4,270)		(569)	(841)
Class B	-	(9)		(5)		(1)	(4)		(1)	(1)
From net realized gains
Class A	-	-		-		-	-		-	-
Class B	-	-		-		-	-		-	-
Total distributions to shareholders	-	(5,564)		(4,300)		(674)	(4,274)		(570)	(842)

Share transactions¹
Proceeds from the sale of shares
Class A	59,643	114,399		178,185	(a)	380,864	438,567		108,225	49,060
Class B	85	235		191	(a)	252	422		49	30
Proceeds in connection with acquisition
Class A	-	-		-		-	-		-	-
Class B	-	-		-		-	-		-	-
Reinvestment of distributions
Class A	-	5,555		4,295		673	4,270		569	841
Class B	-	9		5		1	4		1	1
Cost of shares redeemed
Class A	(26,024)	(62,337)		(78,384)		(134,589)	(165,603)		(80,109)	(24,636)
Class B	(70)	(71)		(98)		(175)	(287)		(22)	(122)
Net increase (decrease) in net assets from
share transactions	33,634	57,790		104,194		247,026	277,373		28,713	25,174

Net increase (decrease) in net assets	52,533	96,456		169,638		359,307	426,725		48,481	41,504

Net assets beginning of year	40,417	183,761		163,268		195,981	214,921		41,972	42,782

Net assets end of year	$ 92,950	$ 280,217		$ 332,906		$ 555,288	$ 641,646		$ 90,453	$ 84,286

Undistributed (excess of distributions over)
net investment income	$ 22	$ 3,071		$ 2,000		$ 1,985	$ 2,536		$ 670	$ 508

¹Share transactions
Shares sold
Class A	6,848	14,311		9,514		23,918	55,480		16,819	8,449
Class B	9	28		10		15	54		7	5
Shares issued in connection with acquisition
Class A	-	-		-		-	-		-	-
Class B	-	-		-		-	-		-	-
Reinvestment of distributions
Class A	-	632		208		36	465		76	129
Class B	-	1		-		-	1		-	-
Shares redeemed
Class A	(3,041)	(8,199)		(4,466)		(8,500)	(21,863)		(11,831)	(4,361)
Class B	(8)	(8)		(4)		(10)	(41)		(4)	(18)
Net increase (decrease)
Class A	3,807	6,744		5,256		15,454	34,082		5,064	4,217

Class B	1	21		6		5	14		3	(13)

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 48,533	$ 208,334	(b)	$ 269,821		$ 432,361	$ 553,211	(c)	$ 623,525	$ 43,233
Proceeds from sales of securities	19,168	158,946	(b)	178,580		183,673	379,145	(c)	599,200	19,574

(a) Amount includes $4,094 for Class A and $4 for Class B received in a class action settlement.
(b) Amount includes $18,592 and $14,646 of purchases and sales, respectively, of U.S. Government Securities.
(c) Amount includes $102,657 and $10,067 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

		JNL/Franklin	JNL/Franklin		JNL/Franklin	JNL/Franklin
	JNL/Eagle	Templeton	Templeton	JNL/Franklin	Templeton	Templeton	JNL/Franklin
	SmallCap	Founding	Global Growth	Templeton	International Small	Mutual Shares	Templeton Small
Operations	Equity Fund	Strategy Fund	Fund	Income Fund	Cap Growth Fund	Fund	Cap Value Fund
Net investment income (loss)	$ 678	$ 27,409	$ 4,411	$ 35,167	$ 525	$ 4,574	$ 1,043
Net realized gain (loss)	(16,530)	(19,615)	(20,493)	(35,898)	(11,506)	(40,846)	(4,734)
Net change in unrealized appreciation (depreciation)	82,194	172,514	95,128	157,994	42,382	114,677	39,541
Net increase (decrease) in net assets
from operations	66,342	180,308	79,046	157,263	31,401	78,405	35,850

Distributions to shareholders
From net investment income
Class A	-	(449)	(5,599)	(38,686)	(1,563)	(13,019)	(1,068)
Class B	-	-	(3)	(22)	(3)	(9)	(2)
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	-	(449)	(5,602)	(38,708)	(1,566)	(13,028)	(1,070)

Share transactions¹
Proceeds from the sale of shares
Class A	141,233	253,297	136,522	290,493	98,520	172,726	91,804
Class B	209	-	105	179	225	183	195
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	449	5,599	38,686	1,563	13,019	1,068
Class B	-	-	3	22	3	9	2
Cost of shares redeemed
Class A	(92,166)	(175,647)	(76,035)	(151,675)	(30,618)	(83,452)	(46,420)
Class B	(213)	-	(90)	(97)	(141)	(119)	(141)
Net increase (decrease) in net assets from
share transactions	49,063	78,099	66,104	177,608	69,552	102,366	46,508

Net increase (decrease) in net assets	115,405	257,958	139,548	296,163	99,387	167,743	81,288

Net assets beginning of year	164,291	580,801	236,176	432,461	44,835	256,111	86,538

Net assets end of year	$ 279,696	$ 838,759	$ 375,724	$ 728,624	$ 144,222	$ 423,854	$ 167,826

Undistributed (excess of distributions over)
net investment income	$ 676	$ 27,404	$ 4,814	$ 34,982	$ 459	$ (2,614)	$ 1,041

¹Share transactions
Shares sold
Class A	10,659	35,998	20,526	34,115	16,053	25,477	12,436
Class B	15	-	17	21	35	28	26
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	55	742	4,196	227	1,731	124
Class B	-	-	-	2	-	1	-
Shares redeemed
Class A	(7,124)	(25,914)	(11,965)	(18,406)	(5,134)	(12,807)	(6,499)
Class B	(15)	-	(14)	(12)	(21)	(19)	(20)
Net increase (decrease)
Class A	3,535	10,139	9,303	19,905	11,146	14,401	6,061

Class B	-	-	3	11	14	10	6

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 182,856	$ 136,470	$ 82,118	$ 359,517	$ 95,204	$ 235,025	$ 39,513
Proceeds from sales of securities	132,564	31,392	13,688	224,260	35,100	156,534	2,534

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

	JNL/Goldman		JNL/Goldman		JNL/			JNL/JPMorgan
	Sachs Core		Sachs Emerging	JNL/Goldman	Ivy Asset	JNL/JPMorgan	JNL/JPMorgan	U.S. Government
	Plus Bond		Markets Debt	Sachs Mid Cap	Strategy	International	Midcap	& Quality
Operations	Fund		Fund	Value Fund	Fund (a)	Value Fund	Growth Fund	Bond Fund
Net investment income (loss)	$ 24,995		$ 3,389	$ 2,446	$ 128	$ 9,085	$ (297)	$ 25,308
Net realized gain (loss)	16,409		5,451	(19,531)	(2,250)	(59,511)	(20,432)	(1,365)
Net change in unrealized appreciation (depreciation)	42,144		5,514	75,527	3,725	162,738	65,912	(1,382)
Net increase (decrease) in net assets
from operations	83,548		14,354	58,442	1,603	112,312	45,183	22,561

Distributions to shareholders
From net investment income
Class A	(31,680)		(150)	(2,397)	-	(19,862)	-	(17,134)
Class B	(10)		-	(63)	-	(21)	-	(14)
From net realized gains
Class A	(2,939)		-	-	-	-	-	-
Class B	(1)		-	-	-	-	-	-
Total distributions to shareholders	(34,630)		(150)	(2,460)	-	(19,883)	-	(17,148)

Share transactions¹
Proceeds from the sale of shares
Class A	339,012		177,813	160,445	200,801	232,300	58,582	396,612
Class B	131		113	5,703	201	245	42	940
Proceeds in connection with acquisition
Class A	-		-	-	-	-	-	-
Class B	-		-	-	-	-	-	-
Reinvestment of distributions
Class A	34,619		150	2,397	-	19,862	-	17,134
Class B	11		-	63	-	21	-	14
Cost of shares redeemed
Class A	(204,572)		(28,066)	(76,420)	(5,626)	(141,732)	(31,970)	(406,987)
Class B	(112)		(41)	(2,149)	(2)	(272)	(149)	(1,291)
Net increase (decrease) in net assets from
share transactions	169,089		149,969	90,039	195,374	110,424	26,505	6,422

Net increase (decrease) in net assets	218,007		164,173	146,021	196,977	202,853	71,688	11,835

Net assets beginning of year	564,982		29,070	134,704	-	346,837	92,116	681,746

Net assets end of year	$ 782,989		$ 193,243	$ 280,725	$ 196,977	$ 549,690	$ 163,804	$ 693,581

Undistributed (excess of distributions over)
net investment income	$ 24,797		$ 5,800	$ 1,423	$ 26	$ 14,697	$ (5)	$ 24,719

¹Share transactions
Shares sold
Class A	29,330		15,714	22,084	19,460	36,818	4,488	31,731
Class B	12		10	931	19	39	3	72
Shares issued in connection with acquisition
Class A	-		-	-	-	-	-	-
Class B	-		-	-	-	-	-	-
Reinvestment of distributions
Class A	2,951		13	279	-	2,801	-	1,365
Class B	1		-	7	-	3	-	1
Shares redeemed
Class A	(18,035)		(2,485)	(10,893)	(549)	(23,609)	(2,468)	(32,744)
Class B	(10)		(3)	(310)	-	(46)	(10)	(100)
Net increase (decrease)
Class A	14,246		13,242	11,470	18,911	16,010	2,020	352

Class B	3		7	628	19	(4)	(7)	(27)

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 4,207,935	(b)	$ 171,680	$ 287,985	$ 182,298	$ 466,877	$ 118,248	$ 164,578	(c)
Proceeds from sales of securities	4,153,182	(b)	50,095	204,623	12,705	359,692	95,637	82,865	(c)

(a) Period from September 28, 2009 (commencement of operations)
(b) Amounts include $1,534,531 and $1,568,551 of purchases and sales, respectively, of U.S. Government Securities.
(c) Amounts include $153,207 and $78,280 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

							JNL/Mellon
					JNL/Mellon	JNL/Mellon	Capital
	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	Capital	Capital	Management
	Emerging	Mid Cap	Global Basics	Global Leaders	Management	Management	European 30
Operations	Markets Fund	Equity Fund	Fund	Fund	10 X 10 Fund	Index 5 Fund	Fund
Net investment income (loss)	$ 8,084	$ 1,147	$ 61	$ 82	$ 4,439	$ 2,875	$ 153
Net realized gain (loss)	(65,568)	(18,562)	114	259	(15,556)	(5,475)	514
Net change in unrealized appreciation (depreciation)	261,069	62,130	4,861	2,760	47,726	35,129	1,331
Net increase (decrease) in net assets
from operations	203,585	44,715	5,036	3,101	36,609	32,529	1,998

Distributions to shareholders
From net investment income
Class A	(9,731)	(1,100)	(76)	(94)	(6,552)	(1,700)	(254)
Class B	(11)	(1)	(1)	(1)	-	-	(3)
From net realized gains
Class A	-	-	(144)	-	(6,382)	(1,937)	(571)
Class B	-	-	(1)	-	-	-	(6)
Total distributions to shareholders	(9,742)	(1,101)	(222)	(95)	(12,934)	(3,637)	(834)

Share transactions¹
Proceeds from the sale of shares
Class A	481,395	53,958	29,137	11,004	109,190	147,279	14,684
Class B	639	386	152	11	-	-	7
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	9,731	1,100	220	94	12,934	3,637	825
Class B	11	1	2	1	-	-	9
Cost of shares redeemed
Class A	(160,488)	(59,254)	(9,114)	(1,273)	(51,675)	(35,266)	(5,462)
Class B	(338)	(2,200)	(130)	-	-	-	(2)
Net increase (decrease) in net assets from
share transactions	330,950	(6,009)	20,267	9,837	70,449	115,650	10,061

Net increase (decrease) in net assets	524,793	37,605	25,081	12,843	94,124	144,542	11,225

Net assets beginning of year	211,844	127,292	4,787	4,585	100,370	60,409	2,141

Net assets end of year	$ 736,637	$ 164,897	$ 29,868	$ 17,428	$ 194,494	$ 204,951	$ 13,366

Undistributed (excess of distributions over)
net investment income	$ 4,989	$ 928	$ 8	$ (8)	$ 4,449	$ 2,895	$ (76)

¹Share transactions
Shares sold
Class A	57,759	6,865	2,712	1,093	16,988	20,008	1,355
Class B	77	57	14	1	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	987	118	18	8	1,814	439	74
Class B	1	-	-	-	-	-	1
Shares redeemed
Class A	(20,848)	(7,929)	(868)	(124)	(7,975)	(4,864)	(497)
Class B	(40)	(344)	(11)	-	-	-	-
Net increase (decrease)
Class A	37,898	(946)	1,862	977	10,827	15,583	932

Class B	38	(287)	3	1	-	-	1

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 484,878	$ 101,301	$ 23,880	$ 12,217	$ 77,320	$ 124,183	$ 13,012
Proceeds from sales of securities	187,620	107,944	5,358	3,478	15,253	9,065	3,674

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon		JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital		Capital
	Management	Management	Management	Management	Management	Management		Management
	Pacific Rim 30	S&P 500	S&P 400 MidCap	Small Cap	International	Bond Index		Global Alpha
Operations	Fund	Index Fund	Index Fund	Index Fund	Index Fund	Fund		Fund (a)
Net investment income (loss)	$ 169	$ 11,342	$ 4,728	$ 3,774	$ 12,363	$ 19,527		$ (151)
Net realized gain (loss)	573	2,328	(3,695)	(19,156)	(447)	(75)		3
Net change in unrealized appreciation (depreciation)	1,634	158,392	117,279	120,377	131,672	9,023		(579)
Net increase (decrease) in net assets
from operations	2,376	172,062	118,312	104,995	143,588	28,475		(727)

Distributions to shareholders
From net investment income
Class A	(195)	(11,083)	(4,488)	(3,292)	(15,267)	(19,791)		-
Class B	(2)	(149)	(51)	(32)	(411)	(67)		-
From net realized gains
Class A	(676)	-	-	(2,281)	(48)	(531)		-
Class B	(6)	-	-	(19)	(1)	(2)		-
Total distributions to shareholders	(879)	(11,232)	(4,539)	(5,624)	(15,727)	(20,391)		-

Share transactions¹
Proceeds from the sale of shares
Class A	17,843	419,298	194,952	185,703	372,062	570,482		67,200
Class B	16	4,296	2,561	2,009	12,456	1,618		110
Proceeds in connection with acquisition
Class A	-	94,890	-	63,228	-	-		-
Class B	-	259	-	171	-	-		-
Reinvestment of distributions
Class A	871	11,083	4,488	5,573	15,315	20,322		-
Class B	8	149	51	51	412	69		-
Cost of shares redeemed
Class A	(6,869)	(240,768)	(126,638)	(123,990)	(158,550)	(184,946)		(4,199)
Class B	(2)	(4,801)	(1,906)	(1,494)	(5,141)	(694)		-
Net increase (decrease) in net assets from
share transactions	11,867	284,406	73,508	131,251	236,554	406,851		63,111

Net increase (decrease) in net assets	13,364	445,236	187,281	230,622	364,415	414,935		62,384

Net assets beginning of year	3,397	466,042	287,039	243,743	375,624	380,835		-

Net assets end of year	$ 16,761	$ 911,278	$ 474,320	$ 474,365	$ 740,039	$ 795,770		$ 62,384

Undistributed (excess of distributions over)
net investment income	$ (18)	$ 619	$ 4,045	$ 3,772	$ 3,094	$ 9,215		$ 147

¹Share transactions
Shares sold
Class A	1,663	52,379	20,952	22,046	35,696	49,872		6,723
Class B	1	558	289	242	1,348	139		11
Shares issued in connection with acquisition
Class A	-	12,047	-	8,656	-	-		-
Class B	-	33	-	23	-	-		-
Reinvestment of distributions
Class A	77	1,188	400	573	1,301	1,772		-
Class B	1	16	4	5	34	6		-
Shares redeemed
Class A	(608)	(30,260)	(14,100)	(14,694)	(15,598)	(16,298)		(421)
Class B	-	(618)	(207)	(170)	(536)	(60)		-
Net increase (decrease)
Class A	1,132	35,354	7,252	16,581	21,399	35,346		6,302

Class B	2	(11)	86	100	846	85		11

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 15,169	$ 302,812	$ 119,362	$ 173,230	$ 246,482	$ 922,816	(b)	$ -
Proceeds from sales of securities	4,091	27,617	49,119	57,318	11,057	523,179	(b)	-

(a) Period from September 28, 2009 (commencement of operations)
(b) Amounts include $664,564 and $372,890 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

	JNL/							JNL/PPM	JNL/PPM
	Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO		JNL/PIMCO		America	America
	Global	Asia ex-Japan	China-India	Real Return		Total Return		High Yield	Mid Cap
Operations	Growth Fund	Fund	Fund	Fund		Bond Fund		Bond Fund	Value Fund
Net investment income (loss)	$ 2,523	$ 236	$ 55	$ 23,049		$ 70,331		$ 32,474	$ 86
Net realized gain (loss)	(6,526)	836	10,363	102,884		62,666		(20,028)	(549)
Net change in unrealized appreciation (depreciation)	76,304	18,791	40,790	8,628		107,967		123,546	4,567
Net increase (decrease) in net assets
from operations	72,301	19,863	51,208	134,561		240,964		135,992	4,104

Distributions to shareholders
From net investment income
Class A	(3,556)	(5)	-	(26,832)		(52,191)		(32,079)	(76)
Class B	(7)	-	-	(6)		(321)		(315)	-
From net realized gains
Class A	(14,477)	-	-	-		(55,522)		-	-
Class B	(25)	-	-	-		(322)		-	-
Total distributions to shareholders	(18,065)	(5)	-	(26,838)		(108,356)		(32,394)	(76)

Share transactions¹
Proceeds from the sale of shares
Class A	102,650	120,875	234,537	819,629		1,301,149		483,716	21,759
Class B	136	62	429	378		5,965		2,730	8
Proceeds in connection with acquisition
Class A	-	-	-	-		-		-	-
Class B	-	-	-	-		-		-	-
Reinvestment of distributions
Class A	18,033	5	-	26,832		107,713		32,079	76
Class B	32	-	-	6		643		315	-
Cost of shares redeemed
Class A	(60,924)	(40,143)	(78,162)	(428,252)		(517,672)		(239,406)	(10,826)
Class B	(108)	(31)	(331)	(539)		(3,457)		(1,820)	(2)
Net increase in net assets from share
transactions	59,819	80,768	156,473	418,054		894,341		277,614	11,015

Net increase in net assets	114,055	100,626	207,681	525,777		1,026,949		381,212	15,043

Net assets beginning of year	176,424	7,784	26,055	664,288		1,335,631		191,290	5,069

Net assets end of year	$ 290,479	$ 108,410	$ 233,736	$ 1,190,065		$ 2,362,580		$ 572,502	$ 20,112

Undistributed (excess of distributions over)
net investment income	$ 2,177	$ 133	$ (94)	$ 23,571		$ 13,156		$ 2,997	$ 2

¹Share transactions
Shares sold
Class A	12,284	17,242	36,231	74,128		107,536		89,094	3,236
Class B	16	8	62	34		471		474	1
Shares issued in connection with acquisition
Class A	-	-	-	-		-		-	-
Class B	-	-	-	-		-		-	-
Reinvestment of distributions
Class A	1,990	1	-	2,311		8,793		5,275	9
Class B	4	-	-	1		50		47	-
Shares redeemed
Class A	(7,695)	(5,551)	(12,099)	(39,314)		(43,458)		(44,372)	(1,711)
Class B	(13)	(4)	(47)	(49)		(274)		(307)	-
Net increase								-
Class A	6,579	11,692	24,132	37,125		72,871		49,997	1,534

Class B	7	4	15	(14)		247		214	1

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 83,055	$ 97,816	$ 224,610	$ 10,624,029	(a)	$ 10,623,069	(b)	$ 433,423	$ 20,878
Proceeds from sales of securities	42,623	19,604	75,555	10,682,988	(a)	11,030,293	(b)	168,654	9,967

(a) Amounts include $9,056,244 and $9,110,195 of purchases and sales, respectively, of U.S. Government Securities.
(b) Amounts include $2,653,491 and $2,445,715 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

	JNL/PPM			JNL/S&P	JNL/S&P	JNL/S&P
	America	JNL/PPM	JNL/Red Rocks	Managed	Managed	Managed	JNL/S&P
	Small Cap	America Value	Listed Private	Conservative	Moderate	Moderate	Managed
Operations	Value Fund	Equity Fund	Equity Fund	Fund	Fund	Growth Fund	Growth Fund
Net investment income (loss)	$ 77	$ 1,223	$ 844	$ 13,360	$ 18,568	$ 27,055	$ 16,028
Net realized gain (loss)	(644)	(27,858)	2,887	(15,712)	(19,997)	(26,548)	(37,116)
Net change in unrealized appreciation (depreciation)	5,025	51,515	30,145	67,729	126,668	273,961	287,667
Net increase (decrease) in net assets
from operations	4,458	24,880	33,876	65,377	125,239	274,468	266,579

Distributions to shareholders
From net investment income
Class A	(54)	(4,058)	(6,449)	(10,219)	(11,077)	(10,776)	(23,405)
Class B	(18)	(32)	(4)	-	-	-	-
From net realized gains
Class A	-	-	(322)	(5,948)	(11,102)	(40,252)	(44,252)
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	(72)	(4,090)	(6,775)	(16,167)	(22,179)	(51,028)	(67,657)

Share transactions¹
Proceeds from the sale of shares
Class A	16,964	34,983	206,438	344,525	466,824	738,915	634,896
Class B	3,701	972	92	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	66,649	51,820	45,206
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	54	4,058	6,771	16,167	22,179	51,028	67,657
Class B	18	32	4	-	-	-	-
Cost of shares redeemed
Class A	(12,638)	(53,873)	(31,671)	(193,370)	(194,992)	(288,180)	(275,722)
Class B	(1,217)	(473)	(37)	-	-	-	-
Net increase in net assets from share
transactions	6,882	(14,301)	181,597	167,322	360,660	553,583	472,037

Net increase in net assets	11,268	6,489	208,698	216,532	463,720	777,023	670,959

Net assets beginning of year	8,443	87,846	15,331	407,426	557,615	997,961	808,800

Net assets end of year	$ 19,711	$ 94,335	$ 224,029	$ 623,958	$ 1,021,335	$ 1,774,984	$ 1,479,759

Undistributed (excess of distributions over)
net investment income	$ 3	$ 1,221	$ (4,068)	$ 9,756	$ 15,205	$ 30,911	$ 17,970

¹Share transactions
Shares sold
Class A	2,378	4,183	28,778	34,656	47,654	75,284	70,313
Class B	625	110	12	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	6,456	4,985	4,691
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	7	392	844	1,560	2,124	4,823	6,932
Class B	2	3	1	-	-	-	-
Shares redeemed
Class A	(1,824)	(7,211)	(4,320)	(19,474)	(20,288)	(30,257)	(31,437)
Class B	(182)	(59)	(5)	-	-	-	-
Net increase
Class A	561	(2,636)	25,302	16,742	35,946	54,835	50,499

Class B	445	54	8	-	-	-	-

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 21,035	$ 46,689	$ 203,304	$ 195,704	$ 379,679	$ 563,493	$ 450,556
Proceeds from sales of securities	14,201	63,884	30,438	55,830	46,920	60,414	84,540

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

	JNL/S&P	JNL/S&P	JNL/S&P
	Managed	Disciplined	Disciplined	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Moderate	Moderate	Disciplined	Competitive	Dividend Income	Intrinsic
Operations	Growth Fund	Fund	Growth Fund	Growth Fund	Advantage Fund	& Growth Fund	Value Fund
Net investment income (loss)	$ 4,928	$ 2,753	$ 3,411	$ 1,408	$ 2,217	$ 4,710	$ 2,230
Net realized gain (loss)	(38,676)	(4,476)	(14,165)	(8,221)	32,235	19,690	59,957
Net change in unrealized appreciation (depreciation)	162,066	21,725	39,827	20,449	28,899	16,445	14,071
Net increase (decrease) in net assets
from operations	128,318	20,002	29,073	13,636	63,351	40,845	76,258

Distributions to shareholders
From net investment income
Class A	(11,203)	(2,845)	(3,991)	(1,712)	(27)	(57)	(46)
Class B	-	-	-	-	-	-	-
From net realized gains
Class A	(17,264)	(1,066)	(2,254)	(992)	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	(28,467)	(3,911)	(6,245)	(2,704)	(27)	(57)	(46)

Share transactions¹
Proceeds from the sale of shares
Class A	214,398	117,823	137,951	64,478	203,923	152,566	177,653
Class B	-	-	-	-	245	146	570
Proceeds in connection with acquisition
Class A	-	1,090	570	537	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	28,467	3,911	6,245	2,704	27	57	46
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(174,566)	(28,522)	(35,681)	(23,921)	(102,965)	(55,322)	(103,954)
Class B	-	-	-	-	(222)	(134)	(519)
Net increase in net assets from share
transactions	68,299	94,302	109,085	43,798	101,008	97,313	73,796

Net increase in net assets	168,150	110,393	131,913	54,730	164,332	138,101	150,008

Net assets beginning of year	414,718	58,062	74,452	26,133	90,413	101,449	96,678

Net assets end of year	$ 582,868	$ 168,455	$ 206,365	$ 80,863	$ 254,745	$ 239,550	$ 246,686

Undistributed (excess of distributions over)
net investment income	$ 4,931	$ 2,774	$ 3,418	$ 1,408	$ 2,217	$ 4,709	$ 2,231

¹Share transactions
Shares sold
Class A	22,539	14,212	18,845	9,454	24,661	21,138	23,337
Class B	-	-	-	-	28	19	65
Shares issued in connection with acquisition
Class A	-	146	89	91	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	2,709	439	775	357	2	6	5
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(18,923)	(3,471)	(5,171)	(3,466)	(12,186)	(7,997)	(13,612)
Class B	-	-	-	-	(25)	(18)	(59)
Net increase
Class A	6,325	11,326	14,538	6,436	12,477	13,147	9,730

Class B	-	-	-	-	3	1	6

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 111,737	$ 92,161	$ 111,220	$ 51,010	$ 275,870	$ 222,148	$ 314,981
Proceeds from sales of securities	86,826	11,330	18,692	11,766	173,641	120,973	240,647

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2009

								JNL/T. Rowe	JNL/T. Rowe
	JNL/S&P		JNL/Select		JNL/Select			Price	Price
	Total	JNL/S&P 4	Balanced		Money		JNL/Select	Established	Mid-Cap
Operations	Yield Fund	Fund	Fund		Market Fund		Value Fund	Growth Fund	Growth Fund
Net investment income (loss)	$ 1,965	$ (131)	$ 13,872		$ 2,068		$ 9,600	$ 849	$ (1,511)
Net realized gain (loss)	40,287	(10,383)	(24,563)		-		(61,202)	(92,850)	(16,180)
Net change in unrealized appreciation (depreciation)	12,192	173,760	116,411		-		187,290	341,595	249,684
Net increase (decrease) in net assets
from operations	54,444	163,246	105,720		2,068		135,688	249,594	231,993

Distributions to shareholders
From net investment income
Class A	(33)	(5,191)	(15,778)		(2,055)		(10,148)	(2,134)	-
Class B	-	-	(20)		(13)		(206)	(126)	-
From net realized gains
Class A	-	(5)	-		-		-	-	(136)
Class B	-	-	-		-		-	-	(4)
From return of capital
Class A	-	-	-		-		-	-	(281)
Class B	-	-	-		-		-	-	(10)
Total distributions to shareholders	(33)	(5,196)	(15,798)		(2,068)		(10,354)	(2,260)	(431)
Share transactions¹
Proceeds from the sale of shares
Class A	147,225	362,194	332,082		1,252,932		304,692	352,768	342,393
Class B	221	-	224		7,934		2,859	4,221	5,066
Proceeds in connection with acquisition
Class A	-	-	-		-		-	-	-
Class B	-	-	-		-		-	-	-
Reinvestment of distributions
Class A	33	5,196	15,778		2,055		10,148	2,134	417
Class B	-	-	20		13		206	126	14
Cost of shares redeemed
Class A	(92,265)	(163,218)	(155,903)		(1,454,529)		(160,319)	(258,030)	(169,644)
Class B	(278)	-	(171)		(7,898)		(2,388)	(3,069)	(3,537)

Net increase (decrease) in net assets from

share transactions	54,936	204,172	192,030		(199,493)		155,198	98,150	174,709

Net increase (decrease) in net assets	109,347	362,222	281,952		(199,493)		280,532	345,484	406,271

Net assets beginning of year	103,689	265,183	455,767		1,347,274		495,701	601,372	442,995
Net assets end of year	$ 213,036	$ 627,405	$ 737,719		$ 1,147,781		$ 776,233	$ 946,856	$ 849,266

Undistributed (excess of distributions over)
net investment income	$ 1,965	$ (4)	$ 13,925		$ (3)		$ 9,584	$ 539	$ (16)
¹Share transactions
Shares sold
Class A	19,966	47,871	24,199		1,252,931		22,529	23,009	17,145
Class B	26	-	16		7,934		220	303	275
Shares issued in connection with acquisition
Class A	-	-	-		-		-	-	-
Class B	-	-	-		-		-	-	-
Reinvestment of distributions
Class A	3	547	1,049		2,055		663	120	18
Class B	-	-	1		13		13	7	1
Shares redeemed
Class A	(12,835)	(21,739)	(11,687)		(1,454,531)		(12,220)	(18,504)	(8,891)
Class B	(34)	-	(12)		(7,898)		(181)	(208)	(186)

Net increase (decrease)

Class A	7,134	26,679	13,561		(199,545)		10,972	4,625	8,272

Class B	(8)	-	5		49		52	102	90

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 247,940	$ 249,429	$ 586,212	(a)	$ 93,844	(b)	$ 383,098	$ 529,617	$ 329,090
Proceeds from sales of securities	191,272	50,560	423,934	(a)	28,355	(b)	234,591	420,991	180,890

(a) Amounts include $129,427 and $76,181 of purchases and sales, respectively, of U.S. Government Securities.
(b) Amounts include $68,035 and $20,000 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended December 31, 2009

	JNL/T. Rowe
	Price Short-		JNL/T. Rowe
	Term Bond		Price
Operations	Fund		Value Fund
Net investment income (loss)	$ 9,706		$ 9,942
Net realized gain (loss)	(17,146)		(40,718)
Net change in unrealized appreciation (depreciation)	33,959		204,680
Net increase (decrease) in net assets
from operations	26,519		173,904

Distributions to shareholders
From net investment income
Class A	(13,181)		(9,641)
Class B	(6)		(8)
From net realized gains
Class A	(4,268)		-
Class B	(2)		-
Total distributions to shareholders	(17,457)		(9,649)

Share transactions¹
Proceeds from the sale of shares
Class A	329,418		311,003
Class B	197		155
Proceeds in connection with acquisition
Class A	-		-
Class B	-		-
Reinvestment of distributions
Class A	17,449		9,641
Class B	8		8
Cost of shares redeemed
Class A	(166,506)		(169,622)
Class B	(44)		(140)
Net increase (decrease) in net assets from
share transactions	180,522		151,045

Net increase (decrease) in net assets	189,584		315,300

Net assets beginning of year	295,459		412,921

Net assets end of year	$ 485,043		$ 728,221

Undistributed (excess of distributions over)
net investment income	$ 9,862		$ 9,943

¹Share transactions
Shares sold
Class A	33,669		38,732
Class B	20		19
Shares issued in connection with acquisition
Class A	-		-
Class B	-		-
Reinvestment of distributions
Class A	1,791		1,024
Class B	1		1
Shares redeemed
Class A	(17,057)		(21,802)
Class B	(4)		(17)
Net increase (decrease)
Class A	18,403		17,954

Class B	17		3

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 665,800	(a)	$ 239,152
Proceeds from sales of securities	500,591	(a)	101,689

(a) Amounts include $277,934 and $262,256 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)		Net Assets (c)
JNL/American Funds Blue Chip Income and Growth Fund (h)

Class A
05/03(a) - 06/30/2010	$ 10.00	$ 0.05	$ (1.45)	$ (1.40)	$ -	$ -	$ 8.60	(14.00)%	$ 26,553	20%	0.67%	(y)	3.17%

Class B
05/03(a) - 06/30/2010	10.00	0.02	(1.42)	(1.40)	-	-	8.60	(14.00)	1	20	0.42	(y)	1.55

JNL/American Funds Global Bond Fund (h)

Class A
05/03(a) - 06/30/2010	10.00	0.07	(0.19)	(0.12)	-	-	9.88	(1.20)	20,829	0	0.57	(y)	4.43

Class B
05/03(a) - 06/30/2010	10.00	0.05	(0.17)	(0.12)	-	-	9.88	(1.20)	1	0	0.32	(y)	3.03

JNL/American Funds Global Small Capitalization Fund (h)

Class A
05/03(a) - 06/30/2010	10.00	0.21	(1.50)	(1.29)	-	-	8.71	(12.90)	12,427	11	0.60	(y)	14.73

Class B
05/03(a) - 06/30/2010	10.00	0.12	(1.40)	(1.28)	-	-	8.72	(12.80)	1	11	0.35	(y)	8.38

JNL/American Funds Growth-Income Fund (h)

Class A
05/03(a) - 06/30/2010	10.00	0.04	(1.49)	(1.45)	-	-	8.55	(14.50)	27,947	0	0.72	(y)	2.82

Class B
05/03(a) - 06/30/2010	10.00	0.05	(1.50)	(1.45)	-	-	8.55	(14.50)	3	0	0.47	(y)	3.66

JNL/American Funds International Fund (h)

Class A
05/03(a) - 06/30/2010	10.00	0.12	(1.33)	(1.21)	-	-	8.79	(12.10)	22,454	0	0.72	(y)	8.61

Class B
05/03(a) - 06/30/2010	10.00	0.07	(1.28)	(1.21)	-	-	8.80	(12.00)	1	0	0.47	(y)	4.61

JNL/American Funds New World Fund (h)

Class A
05/03(a) - 06/30/2010	10.00	0.07	(0.93)	(0.86)	-	-	9.14	(8.60)	16,820	0	0.68	(y)	4.98

Class B
05/03(a) - 06/30/2010	10.00	0.10	(0.96)	(0.86)	-	-	9.14	(8.60)	3	0	0.43	(y)	6.45

JNL Alt Institutional Alt 20 Fund (h)

Class A
6/30/2010	12.73	(0.01)	(0.52)	(0.53)	-	-	12.20	(4.16)	362,884	4	0.20		(0.20)
04/06(a)-12/31/2009	10.00	0.45	2.28	2.73	-	-	12.73	27.30	199,516	3	0.20		4.93

JNL Alt Institutional Alt 35 Fund (h)

Class A
6/30/2010	13.24	(0.01)	(0.65)	(0.66)	-	-	12.58	(4.98)	531,081	3	0.20		(0.20)
04/06(a)-12/31/2009	10.00	0.44	2.80	3.24	-	-	13.24	32.40	308,516	6	0.20		4.72

JNL Alt Institutional Alt 50 Fund (h)

Class A
6/30/2010	13.57	(0.01)	(0.64)	(0.65)	-	-	12.92	(4.79)	632,439	2	0.20		(0.20)
04/06(a)-12/31/2009	10.00	0.49	3.08	3.57	-	-	13.57	35.70	361,516	13	0.20		5.06

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL Alt Institutional Alt 65 Fund (h)

Class A
6/30/2010	$ 13.97	$ (0.01)	$ (0.72)	$ (0.73)	$ -	$ -	$ 13.24	(5.23)%		$ 386,597	7%	0.20%	(0.20)%
04/06(a)-12/31/2009	10.00	0.47	3.50	3.97	-	-	13.97	39.70		229,813	24	0.20	4.80

JNL/AIM International Growth Fund

Class A
6/30/2010	9.27	0.09	(0.88)	(0.79)	-	-	8.48	(8.52)		425,274	20	1.02	1.98
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	-	9.27	36.99	(t)	431,595	27	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)		249,897	53	1.03	2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)	-	15.74	9.70		475,302	105	1.03	1.90
12/31/2006	12.03	0.18	2.55	2.73	(0.21)	-	14.55	22.67		259,811	12	1.06	1.35
12/31/2005	11.04	0.14	1.04	1.18	(0.19)	-	12.03	10.69		201,554	71	1.08	1.25

Class B
6/30/2010	9.68	0.10	(0.92)	(0.82)	-	-	8.86	(8.47)		367	20	0.82	2.19
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	-	9.68	39.94	(t)	386	27	0.84	0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)	(2.39)	7.04	(40.85)		9,418	53	0.83	2.27
12/31/2007	14.82	0.33	1.14	1.47	(0.30)	-	15.99	9.96		15,987	105	0.83	2.08
12/31/2006	12.08	0.13	2.64	2.77	(0.03)	-	14.82	22.97		14,618	12	0.85	0.88
12/31/2005	11.06	0.16	1.05	1.21	(0.19)	-	12.08	10.94		134	71	0.87	1.46

JNL/AIM Large Cap Growth Fund

Class A
6/30/2010	10.75	0.01	(0.62)	(0.61)	-	-	10.14	(5.67)		661,004	34	0.97	0.20
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	-	10.75	24.29		624,156	57	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)	(0.59)	8.67	(37.66)		350,826	56	0.97	0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)	(0.66)	14.93	15.75		525,103	71	0.99	0.17
12/31/2006	12.51	0.02	0.96	0.98	0.00 (f)	-	13.49	7.86		396,703	90	1.00	0.12
12/31/2005	11.67	0.00	0.84	0.84	-	-	12.51	7.23		361,417	101	1.01	0.03

Class B
6/30/2010	10.82	0.02	(0.62)	(0.60)	-	-	10.22	(5.55)		645	34	0.77	0.42
12/31/2009	8.72	0.06	2.08	2.14	(0.04)	-	10.82	24.57		587	57	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)	(0.59)	8.72	(37.55)		404	56	0.77	0.52
12/31/2007	13.55	0.05	2.11	2.16	(0.03)	(0.66)	15.02	16.05		436	71	0.80	0.36
12/31/2006	12.55	0.04	0.97	1.01	(0.01)	-	13.55	8.07		344	90	0.80	0.32
12/31/2005	11.69	0.02	0.84	0.86	-	-	12.55	7.39		236	101	0.81	0.23

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM Global Real Estate Fund

Class A
6/30/2010	$ 7.53	$ 0.11	$ (0.56)	$ (0.45)	$ -	$ -	$ 7.08	(5.98)%	$ 406,967	43%	1.06%	2.89%
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	-	7.53	32.53	342,951	65	1.07	2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)	5.79	(35.71)	145,218	117	1.03	2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)	12.44	(15.01)	184,451	76	1.02	1.29
12/31/2006	11.70	0.42	3.84	4.26	(0.05)	(0.11)	15.80	36.38	254,557	37	1.02	2.98
05/02(a)-12/31/2005	10.00	0.21	1.49	1.70	-	-	11.70	17.00	79,209	36	1.05	3.37

Class B
6/30/2010	7.58	0.11	(0.56)	(0.45)	-	-	7.13	(5.94)	443	43	0.86	3.04
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	-	7.58	32.86	404	65	0.87	3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)	5.82	(35.61)	294	117	0.83	2.93
12/31/2007	15.83	0.24	(2.60)	(2.36)	(0.14)	(0.81)	12.52	(14.82)	368	76	0.82	1.55
12/31/2006	11.72	0.44	3.85	4.29	(0.07)	(0.11)	15.83	36.59	378	37	0.82	3.13
05/02(a)-12/31/2005	10.00	0.23	1.49	1.72	-	-	11.72	17.20	146	36	0.85	3.57

JNL/AIM Small Cap Growth Fund

Class A
6/30/2010	10.11	(0.03)	(0.16)	(0.19)	-	-	9.92	(1.88)	104,399	12	1.15	(0.55)
12/31/2009	7.50	(0.02)	2.63	2.61	-	-	10.11	34.80	92,793	33	1.16	(0.17)
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	-	(1.33)	7.50	(39.73)	40,314	42	1.16	(0.32)
12/31/2007	14.27	(0.10)	1.71	1.61	-	(1.06)	14.82	11.37	73,951	37	1.15	(0.64)
12/31/2006	13.52	(0.11)	2.07	1.96	-	(1.21)	14.27	14.49	53,265	54	1.16	(0.79)
12/31/2005	12.47	(0.08)	1.13	1.05	-	-	13.52	8.42	49,776	65	1.16	(0.67)

Class B
6/30/2010	10.26	(0.02)	(0.16)	(0.18)	-	-	10.08	(1.75)	242	12	0.95	(0.35)
12/31/2009	7.60	0.00 (f)	2.66	2.66	-	-	10.26	35.00	157	33	0.96	0.01
12/31/2008	14.95	(0.01)	(6.01)	(6.02)	-	(1.33)	7.60	(39.58)	103	42	0.96	(0.10)
12/31/2007	14.36	(0.07)	1.72	1.65	-	(1.06)	14.95	11.58	111	37	0.95	(0.47)
12/31/2006	13.57	(0.08)	2.08	2.00	-	(1.21)	14.36	14.74	215	54	0.96	(0.58)
12/31/2005	12.48	(0.04)	1.13	1.09	-	-	13.57	8.73	158	65	0.95	(0.46)

JNL/Capital Guardian Global Balanced Fund

Class A
6/30/2010	8.82	0.09	(0.74)	(0.65)	-	-	8.17	(7.37)	290,555	30	1.01	2.09
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	-	8.82	22.48	279,806	78	1.01	1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)	7.35	(28.29)	183,572	70	1.01	2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96	197,825	155	0.98	1.60
12/31/2006	11.03	0.18	1.01	1.19	(0.10)	(0.20)	11.92	10.79	162,743	62	1.02	1.55
12/31/2005	10.02	0.12	0.89	1.01	-	-	11.03	10.09	127,908	83	1.01	1.22

Class B
6/30/2010	9.01	0.10	(0.75)	(0.65)	-	-	8.36	(7.21)	367	30	0.81	2.25
12/31/2009	7.50	0.17	1.54	1.71	(0.20)	-	9.01	22.75	411	78	0.81	2.04
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)	(1.06)	7.50	(28.22)	189	70	0.81	2.74
12/31/2007	12.07	0.23	0.74	0.97	(0.12)	(0.75)	12.17	8.24	290	155	0.78	1.78
12/31/2006	11.14	0.20	1.03	1.23	(0.10)	(0.20)	12.07	10.98	166	62	0.82	1.75
12/31/2005	10.10	0.14	0.90	1.04	-	-	11.14	10.31	131	83	0.81	1.42

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from								Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)		Net Assets (c)
JNL/Capital Guardian Global Diversified Research Fund

Class A
6/30/2010	$ 20.92	$ 0.14	$ (2.30)	$ (2.16)	$ -	$ -	$ 18.76	(10.33)%		$ 336,575	14%	1.08%		1.40%
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	-	20.92	38.32	(u)	332,577	85	1.09		0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	-	-	15.33	(42.52)		163,107	96	1.09		2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	-	26.67	20.65		232,460	195	1.10		(0.11)
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	-	22.23	13.31		160,207	116	1.10		0.35
12/31/2005	19.41	0.08	0.29	0.37	(0.10)	-	19.68	1.91		188,593	264	1.10		0.30

Class B
6/30/2010	21.05	0.16	(2.32)	(2.16)	-	-	18.89	(10.26)		286	14	0.88		1.56
12/31/2009	15.41	0.21	5.74	5.95	(0.31)	-	21.05	38.63	(u)	329	85	0.89		1.19
12/31/2008	26.75	0.44	(11.78)	(11.34)	-	-	15.41	(42.39)		161	96	0.89		2.05
12/31/2007	22.39	0.01	4.65	4.66	(0.30)	-	26.75	20.87		133	195	0.90		0.05
12/31/2006	19.76	0.10	2.58	2.68	(0.05)	-	22.39	13.57		204	116	0.90		0.49
12/31/2005	19.45	0.12	0.29	0.41	(0.10)	-	19.76	2.12		122	264	0.89		0.51

JNL/Capital Guardian U.S. Growth Equity Fund

Class A
6/30/2010	18.85	0.01	(1.91)	(1.90)	-	-	16.95	(10.08)		634,905	21	0.96		0.13
12/31/2009	13.99	0.09	4.79	4.88	(0.02)	-	18.85	34.91		554,978	55	0.98		0.57
12/31/2008	23.68	0.06	(9.75)	(9.69)	0.00 (f)	-	13.99	(40.92)		195,824	47	0.99		0.29
12/31/2007	21.58	0.00	2.10	2.10	-	-	23.68	9.73		226,712	190	1.00		(0.01)
12/31/2006	20.63	(0.01)	0.96	0.95	-	-	21.58	4.60		186,424	89	0.99		(0.07)
12/31/2005	19.71	(0.05)	0.97	0.92	-	-	20.63	4.67		216,007	77	0.99		(0.18)

Class B
6/30/2010	19.03	0.03	(1.93)	(1.90)	-	-	17.13	(9.98)		216	21	0.76		0.33
12/31/2009	14.11	0.12	4.84	4.96	(0.04)	-	19.03	35.16		310	55	0.78		0.73
12/31/2008	23.88	0.09	(9.84)	(9.75)	(0.02)	-	14.11	(40.81)		157	47	0.79		0.47
12/31/2007	21.72	0.04	2.12	2.16	-	-	23.88	9.94		210	190	0.80		0.19
12/31/2006	20.71	0.02	0.99	1.01	-	-	21.72	4.88		173	89	0.80		0.12
12/31/2005	19.75	(0.01)	0.97	0.96	-	-	20.71	4.86		140	77	0.79		0.02

JNL/Credit Suisse Commodity Securities Fund

Class A
6/30/2010	9.41	0.01	(1.14)	(1.13)	-	-	8.28	(12.01)		614,368	24	1.00		0.23
12/31/2009	6.31	0.07	3.09	3.16	(0.06)	-	9.41	50.17		641,108	108	1.03		0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)	(0.43)	6.31	(51.30)		214,651	71	1.04		1.67
01/16(a) - 12/31/2007	10.00	0.07	3.83	3.90	-	-	13.90	39.00		388,379	51	1.05		0.57

Class B
6/30/2010	9.44	0.02	(1.15)	(1.13)	-	-	8.31	(11.97)		485	24	0.80		0.43
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	-	9.44	50.34		538	108	0.83		1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)	(0.43)	6.33	(51.18)		270	71	0.84		1.94
01/16(a) - 12/31/2007	10.00	0.12	3.81	3.93	-	-	13.93	39.30		302	51	0.85		0.96

JNL/Credit Suisse Long/Short Fund

Class A
6/30/2010	7.58	0.02	(0.75)	(0.73)	-	-	6.85	(9.63)		97,501	317	1.60	(g)	0.47
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	-	7.58	24.86		90,306	909	1.54	(g)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	-	(0.61)	6.11	(37.68)		41,879	455	1.59	(g)	0.98
01/16(a) - 12/31/2007	10.00	(0.02)	0.87	0.85	-	-	10.85	8.50		68,632	240	2.26	(g)	(0.19)

Class B
6/30/2010	7.62	0.03	(0.75)	(0.72)	-	-	6.90	(9.45)		129	317	1.40	(g)	0.68
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	-	7.62	25.07		147	909	1.34	(g)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	-	(0.61)	6.14	(37.51)		93	455	1.39	(g)	1.22
01/16(a) - 12/31/2007	10.00	0.00	0.87	0.87	-	-	10.87	8.70		117	240	2.07	(g)	(0.01)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized			Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on		Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment		Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions		of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Eagle Core Equity Fund

Class A
6/30/2010	$ 6.57	$ 0.02	$ (0.48)	$ (0.46)	$ -		$ -		$ 6.11	(7.00)%	$ 152,518	19%	0.94%	0.55%
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		-		6.57	33.83	84,192	36	0.96	0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)		4.96	(39.04)	42,644	57	0.96	1.35
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)		(2.42)		14.53	0.59	81,088	43	0.94	1.13
12/31/2006	15.33	0.15	1.74	1.89	0.00	(f)	-		17.22	12.35	177,972	109	0.96	0.92
12/31/2005	14.96	0.14	0.36	0.50	(0.13)		-		15.33	3.37	244,280	106	0.96	0.77

Class B
6/30/2010	6.85	0.02	(0.49)	(0.47)	-		-		6.38	(6.86)	92	19	0.74	0.69
12/31/2009	5.16	0.07	1.70	1.77	(0.08)		-		6.85	34.26	94	36	0.76	1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)		(3.47)		5.16	(38.93)	138	57	0.76	1.55
12/31/2007	17.35	0.25	(0.12)	0.13	(0.13)		(2.42)		14.93	0.84	220	43	0.74	1.41
12/31/2006	15.42	0.19	1.74	1.93	0.00	(f)	-		17.35	12.53	175	109	0.76	1.16
12/31/2005	15.02	0.17	0.36	0.53	(0.13)		-		15.42	3.56	140	106	0.76	0.97

JNL/Eagle SmallCap Equity Fund

Class A
6/30/2010	16.14	(0.04)	0.05	0.01	-		-		16.15	0.06	310,672	26	1.02	(0.42)
12/31/2009	11.91	0.04	4.19	4.23	-		-		16.14	35.52	279,448	67	1.03	0.34
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	-		(0.85)		11.91	(38.34)	164,108	69	1.03	(0.25)
12/31/2007	22.19	(0.11)	2.65	2.54	-		(4.00)		20.73	12.14	231,713	81	1.03	(0.45)
12/31/2006	20.13	(0.15)	4.17	4.02	-		(1.96)		22.19	20.03	199,096	68	1.05	(0.67)
12/31/2005	19.97	(0.15)	0.66	0.51	-		(0.35)		20.13	2.52	159,471	57	1.06	(0.72)

Class B
6/30/2010	16.40	(0.02)	0.05	0.03	-		-		16.43	0.18	291	26	0.82	(0.21)
12/31/2009	12.08	0.06	4.26	4.32	-		-		16.40	35.76	248	67	0.83	0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	-		(0.85)		12.08	(38.20)	183	69	0.83	(0.03)
12/31/2007	22.36	(0.06)	2.66	2.60	-		(4.00)		20.96	12.32	217	81	0.83	(0.24)
12/31/2006	20.22	(0.10)	4.20	4.10	-		(1.96)		22.36	20.34	245	68	0.85	(0.46)
12/31/2005	20.02	(0.11)	0.66	0.55	-		(0.35)		20.22	2.71	145	57	0.85	(0.51)

JNL/Franklin Templeton Founding Strategy Fund (h)

Class A
6/30/2010	8.22	0.00 (f)	(0.46)	(0.46)	-		-		7.76	(5.60)	849,285	2	0.06	(0.06)
12/31/2009	6.32	0.29	1.61	1.90	0.00	(f)	-		8.22	30.13	838,759	5	0.06	4.15
12/31/2008	10.09	0.00	(3.66)	(3.66)	(0.11)		0.00	(f)	6.32	(36.13)	580,801	14	0.06	(0.02)
01/16(a) - 12/31/2007	10.00	0.24	(0.15)	0.09	-		-		10.09	0.90	800,395	9	0.05	2.42

JNL/Franklin Templeton Global Growth Fund

Class A
6/30/2010	7.64	0.07	(0.98)	(0.91)	-		-		6.73	(11.91)	366,427	3	1.08	2.02
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		-		7.64	31.06	375,505	5	1.10	1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	0.00	(f)	0.00	(f)	5.92	(40.72)	236,023	11	1.11	2.18
01/16(a) - 12/31/2007	10.00	0.11	(0.05)	0.06	(0.06)		(0.01)		9.99	0.63	318,542	3	1.10	1.15

Class B
6/30/2010	7.65	0.08	(0.98)	(0.90)	-		-		6.75	(11.76)	220	3	0.88	2.23
12/31/2009	5.93	0.12	1.73	1.85	(0.13)		-		7.65	31.21	219	5	0.90	1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	0.00	(f)	0.00	(f)	5.93	(40.50)	153	11	0.91	2.48
01/16(a) - 12/31/2007	10.00	0.16	(0.08)	0.08	(0.10)		(0.01)		9.97	0.82	211	3	0.90	1.58

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from								Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)		Net Assets (c)
JNL/Franklin Templeton Income Fund

Class A
6/30/2010	$ 9.29	$ 0.22	$ (0.23)	$ (0.01)	$ -	$ -	$ 9.28	(0.11)%	$ 820,538	16%		0.97%		4.75%
12/31/2009	7.39	0.55	1.88	2.43	(0.53)	-	9.29	32.92	728,236	39		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)	-	7.39	(29.74)	432,233	56		1.00		7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)	(0.02)	10.53	1.85	549,659	21	(i)	1.02		5.45
05/01(a)-12/31/2006	10.00	0.34	0.64	0.98	(0.26)	(0.02)	10.70	9.78	64,653	43		1.10		4.85

Class B
6/30/2010	8.98	0.22	(0.22)	-	-	-	8.98	(0.11)	309	16		0.77		4.90
12/31/2009	7.16	0.55	1.81	2.36	(0.54)	-	8.98	33.07	388	39		0.80		6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)	-	7.16	(29.51)	228	56		0.80		7.39
12/31/2007	10.63	0.59	(0.38)	0.21	(0.65)	(0.02)	10.17	1.96	170	21	(i)	0.83		5.37
05/01(a)-12/31/2006	10.00	0.35	0.65	1.00	(0.35)	(0.02)	10.63	10.01	114	43		0.90		5.06

JNL/Franklin Templeton International Small Cap Growth Fund

Class A
6/30/2010	6.85	0.03	(0.39)	(0.36)	-	-	6.49	(5.26)	152,018	158		1.31		0.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)	-	6.85	52.93	144,004	46		1.31		0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)	-	4.53	(54.00)	44,755	53		1.31		1.88
12/03(a) - 12/31/2007	10.00	0.00	(0.13)	(0.13)	-	-	9.87	(1.30)	73,063	2		1.30		0.22

Class B
6/30/2010	6.88	0.04	(0.40)	(0.36)	-	-	6.52	(5.23)	130	158		1.11		1.05
12/31/2009	4.55	0.05	2.36	2.41	(0.08)	-	6.88	53.05	218	46		1.11		0.88
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)	-	4.55	(53.84)	80	53		1.11		2.01
12/03(a) - 12/31/2007	10.00	0.00	(0.12)	(0.12)	-	-	9.88	(1.20)	108	2		1.11		0.43

JNL/Franklin Templeton Mutual Shares Fund

Class A
6/30/2010	7.61	0.07	(0.44)	(0.37)	-	-	7.24	(4.86)	458,337	14		1.06		1.92
12/31/2009	6.20	0.10	1.55	1.65	(0.24)	-	7.61	26.74	423,572	61		1.11	(j)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	-	(0.02)	6.20	(37.90)	255,941	49		1.08	(j)	1.67
01/16(a) - 12/31/2007	10.00	0.16	(0.14)	0.02	-	-	10.02	0.20	344,535	33		1.07	(j)	1.60

Class B
6/30/2010	7.64	0.08	(0.44)	(0.36)	-	-	7.28	(4.71)	314	14		0.86		2.12
12/31/2009	6.22	0.12	1.56	1.68	(0.26)	-	7.64	27.00	282	61		0.91	(j)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	-	(0.02)	6.22	(37.76)	170	49		0.88	(j)	2.13
01/16(a) - 12/31/2007	10.00	0.13	(0.10)	0.03	-	-	10.03	0.30	210	33		0.86	(j)	1.29

JNL/Franklin Templeton Small Cap Value Fund

Class A
6/30/2010	8.72	0.01	(0.30)	(0.29)	-	-	8.43	(3.33)	201,803	5		1.15		0.28
12/31/2009	6.56	0.07	2.15	2.22	(0.06)	-	8.72	33.80	167,589	2		1.16		0.89
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16		1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16		0.80
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6		1.16		0.67
05/02(a)-12/31/2005	10.00	0.02	1.01	1.03	-	-	11.03	10.30	72,399	5		1.14		0.39

Class B
6/30/2010	8.68	0.02	(0.30)	(0.28)	-	-	8.40	(3.23)	282	5		0.95		0.47
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	-	8.68	33.96	237	2		0.96		1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14		0.96		1.33
12/31/2007	12.89	0.13	(0.89)	(0.76)	(0.18)	(0.60)	11.35	(5.89)	123	26		0.96		0.96
12/31/2006	11.04	0.11	1.87	1.98	(0.02)	(0.11)	12.89	17.93	239	6		0.95		0.88
05/02(a)-12/31/2005	10.00	0.03	1.01	1.04	-	-	11.04	10.40	139	5		0.96		0.57

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Goldman Sachs Core Plus Bond Fund

Class A
6/30/2010	$ 11.68	$ 0.16	$ 0.51	$ 0.67	$ -	$ -	$ 12.35	5.74%	$ 956,149	360%	(k)	0.88%	2.63%
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(k)	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	-	12.01	6.91	614,033	186	(k)	0.91	4.79
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	-	11.60	4.77	460,890	113	(k)	0.92	4.81
12/31/2005	11.47	0.44	(0.14)	0.30	(0.48)	(0.21)	11.08	2.62	338,943	97	(k)	0.93	4.44

Class B
6/30/2010	11.83	0.17	0.51	0.68	-	-	12.51	5.75	251	360	(k)	0.68	2.83
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(k)	0.70	4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462		0.70	4.95
12/31/2007	12.05	0.61	0.25	0.86	(0.78)	-	12.13	7.18	171	186	(k)	0.71	4.99
12/31/2006	11.49	0.58	(0.01)	0.57	(0.01)	-	12.05	4.94	259	113	(k)	0.72	5.01
12/31/2005	11.84	0.48	(0.14)	0.34	(0.48)	(0.21)	11.49	2.87	171	97	(k)	0.73	4.64

JNL/Goldman Sachs Emerging Markets Debt Fund

Class A
6/30/2010	11.89	0.42	0.03	0.45	-	-	12.34	3.78	481,173	84		1.08	5.83
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	-	11.89	23.06	193,046	94		1.11	3.89
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	28,973	44		1.11	3.92

Class B
6/30/2010	11.92	0.43	0.03	0.46	-	-	12.38	3.86	254	84		0.88	6.03
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	-	11.92	23.38	197	94		0.91	4.23
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	97	44		0.91	4.06

JNL/Goldman Sachs Mid Cap Value Fund

Class A
6/30/2010	8.56	0.01	(0.28)	(0.27)	-	-	8.29	(3.15)	326,705	48		1.02	0.31
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	-	8.56	32.65	275,024	113		1.03	1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)	6.51	(36.09)	134,460	98		1.04	0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117		1.03	1.01
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47		1.05	0.90
05/02(a)-12/31/2005	10.00	0.06	1.33	1.39	-	-	11.39	13.90	85,789	34		1.06	1.02

Class B
6/30/2010	8.56	0.02	(0.28)	(0.26)	-	-	8.30	(3.04)	6,716	48		0.82	0.52
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	-	8.56	33.09	5,701	113		0.83	1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)	6.50	(36.03)	244	98		0.84	1.11
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)	12.83	2.97	210	117		0.83	1.16
12/31/2006	11.40	0.13	1.70	1.83	(0.06)	(0.18)	12.99	16.06	206	47		0.85	1.09
05/02(a)-12/31/2005	10.00	0.07	1.33	1.40	-	-	11.40	14.00	151	34		0.86	1.22

JNL/Ivy Asset Strategy Fund

Class A
6/30/2010	10.41	0.03	(0.76)	(0.73)	-	-	9.68	(7.01)	559,730	59		1.26	0.69
9/28 (a) - 12/31/2009	10.00	0.01 (f)	0.40	0.41	-	-	10.41	4.10	196,774	16		1.25	0.52

Class B
6/30/2010	10.41	0.04	(0.76)	(0.72)	-	-	9.69	(6.92)	154	59		1.06	0.72
9/28 (a) - 12/31/2009	10.00	0.01	0.40	0.41	-	-	10.41	4.10	203	16		1.05	0.47

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/JPMorgan International Value Fund

Class A
6/30/2010	$ 7.17	$ 0.08	$ (1.24)	$ (1.16)	$ -	$ -	$ 6.01	(16.18)%	$ 435,957	45%		1.02%	2.43%
12/31/2009	5.72	0.14	1.58	1.72	(0.27)	-	7.17	30.17	549,144	92		1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)	(1.91)	5.72	(44.49)	346,379	90		1.01	3.40
12/31/2007	14.02	0.27	1.36	1.63	(0.17)	(1.13)	14.35	11.97	727,077	98		1.01	1.81
12/31/2006	10.94	0.26	3.23	3.49	(0.08)	(0.33)	14.02	31.98	485,663	83		1.04	2.09
12/31/2005	9.29	0.13	1.59	1.72	(0.01)	(0.06)	10.94	18.57	234,118	72		1.08	1.63

Class B
6/30/2010	7.31	0.09	(1.27)	(1.18)	-	-	6.13	(16.14)	449	45		0.82	2.58
12/31/2009	5.82	0.16	1.62	1.78	(0.29)	-	7.31	30.60	546	92		0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)	(1.91)	5.82	(44.44)	458	90		0.81	3.55
12/31/2007	14.23	0.31	1.38	1.69	(0.22)	(1.13)	14.57	12.23	467	98		0.81	2.01
12/31/2006	11.07	0.28	3.29	3.57	(0.08)	(0.33)	14.23	32.27	390	83		0.84	2.14
12/31/2005	9.37	0.15	1.62	1.77	(0.01)	(0.06)	11.07	18.90	165	72		0.87	1.84

JNL/JPMorgan MidCap Growth Fund

Class A
6/30/2010	15.94	(0.03)	(0.67)	(0.70)	-	-	15.24	(4.39)	161,996	45		1.01	(0.32)
12/31/2009	11.15	(0.03)	4.82	4.79	-	-	15.94	42.96	163,690	82		1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	-	-	11.15	(44.44)	91,958	105		1.02	(0.30)
12/31/2007	18.59	(0.03)	1.51	1.48	-	-	20.07	7.96	184,228	184		1.01	(0.16)
12/31/2006	16.59	(0.01)	2.01	2.00	-	-	18.59	12.06	221,504	151		1.01	(0.07)
12/31/2005	15.67	(0.02)	0.99	0.97	(0.05)	-	16.59	6.16	217,173	149		1.01	(0.11)

Class B
6/30/2010	16.13	(0.01)	(0.68)	(0.69)	-	-	15.44	(4.28)	104	45		0.81	(0.13)
12/31/2009	11.26	(0.01)	4.88	4.87	-	-	16.13	43.25	114	82		0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	-	-	11.26	(44.31)	158	105		0.82	(0.08)
12/31/2007	18.70	0.01	1.51	1.52	-	-	20.22	8.13	234	184		0.81	0.03
12/31/2006	16.65	0.02	2.03	2.05	-	-	18.70	12.31	163	151		0.81	0.14
12/31/2005	15.70	0.01	0.99	1.00	(0.05)	-	16.65	6.34	128	149		0.80	0.10

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A
6/30/2010	12.39	0.24	0.63	0.87	-	-	13.26	7.02	915,300	3		0.72	3.75
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	-	12.39	3.69	693,017	12		0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	-	12.25	6.53	680,849	14		0.76	4.06
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	-	11.74	6.38	265,662	57	(m)	0.78	4.51
12/31/2006	11.07	0.46	(0.10)	0.36	-	-	11.43	3.25	235,088	114	(m)	0.79	4.16
12/31/2005	11.31	0.41	(0.14)	0.27	(0.41)	(0.10)	11.07	2.35	214,590	39	(m)	0.79	3.76

Class B
6/30/2010	12.88	0.26	0.66	0.92	-	-	13.80	7.14	646	3		0.52	3.95
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	-	12.88	3.92	564	12		0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	-	12.71	6.73	897	14		0.56	4.11
12/31/2007	11.89	0.57	0.22	0.79	(0.52)	-	12.16	6.64	138	57	(m)	0.58	4.71
12/31/2006	11.50	0.50	(0.11)	0.39	-	-	11.89	3.39	140	114	(m)	0.59	4.36
12/31/2005	11.71	0.44	(0.14)	0.30	(0.41)	(0.10)	11.50	2.53	121	39	(m)	0.59	3.96

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net		Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Lazard Emerging Markets Fund

Class A
6/30/2010	$ 9.96	$ 0.12		$ (0.46)	$ (0.34)	$ -	$ -	$ 9.62	(3.41)%	$ 813,260	13%	1.24%	2.49%
12/31/2009	5.88	0.16		4.06	4.22	(0.14)	-	9.96	71.74	735,862	49	1.27	1.98
12/31/2008	14.47	0.38		(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64	1.28	3.21
12/31/2007	10.99	0.18		3.32	3.50	(0.02)	-	14.47	31.81	411,866	53	1.29	1.37
05/01(a)-12/31/2006	10.00	0.10		0.89	0.99	-	-	10.99	9.90	88,626	28	1.35	1.52

Class B
6/30/2010	9.98	0.13		(0.46)	(0.33)	-	-	9.65	(3.31)	738	13	1.04	2.66
12/31/2009	5.89	0.18		4.06	4.24	(0.15)	-	9.98	71.96	775	49	1.07	2.13
12/31/2008	14.49	0.37		(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64	1.08	3.28
12/31/2007	11.00	0.21		3.32	3.53	(0.04)	-	14.49	32.12	347	53	1.09	1.63
05/01(a)-12/31/2006	10.00	0.11		0.89	1.00	-	-	11.00	10.00	150	28	1.16	1.69

JNL/Lazard Mid Cap Equity Fund

Class A
6/30/2010	9.46	0.02		(0.24)	(0.22)	-	-	9.24	(2.33)	155,140	43	1.02	0.39
12/31/2009	6.82	0.07		2.63	2.70	(0.06)	-	9.46	39.65	164,730	79	1.03	0.86
12/31/2008	11.47	0.15		(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)	125,184	81	1.02	1.50
12/31/2007	14.08	0.11		(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84	1.02	0.71
12/31/2006	13.54	0.07		1.89	1.96	(0.07)	(1.35)	14.08	14.56	217,646	70	1.03	0.50
12/31/2005	14.66	0.07		1.24	1.31	(0.06)	(2.37)	13.54	8.81	228,735	85	1.03	0.49

Class B
6/30/2010	9.53	0.03		(0.24)	(0.21)	-	-	9.32	(2.20)	138	43	0.82	0.59
12/31/2009	6.90	0.05		2.65	2.70	(0.07)	-	9.53	39.19	167	79	0.83	0.61
12/31/2008	11.62	0.17		(4.69)	(4.52)	(0.15)	(0.05)	6.90	(38.88)	2,108	81	0.82	1.70
12/31/2007	14.23	0.14		(0.51)	(0.37)	(0.10)	(2.14)	11.62	(2.44)	3,683	84	0.82	0.92
12/31/2006	13.61	0.10		1.90	2.00	(0.03)	(1.35)	14.23	14.77	3,093	70	0.83	0.68
12/31/2005	14.70	0.10		1.24	1.34	(0.06)	(2.37)	13.61	8.99	253	85	0.83	0.69

JNL/M&G Global Basics Fund

Class A
6/30/2010	12.27	0.04		(1.16)	(1.12)	-	-	11.15	(9.13)	118,863	18	1.20	0.74
12/31/2009	8.42	0.05		3.89	3.94	(0.03)	(0.06)	12.27	46.88	29,708	43	1.21	0.47
10/06(a)-12/31/2008	10.00	(0.00)	(f)	(1.58)	(1.58)	-	-	8.42	(15.80)	4,703	10	1.24	(0.03)

Class B
6/30/2010	12.30	0.02		(1.13)	(1.11)	-	-	11.19	(9.02)	66	18	1.00	0.51
12/31/2009	8.43	0.08		3.89	3.97	(0.04)	(0.06)	12.30	47.19	160	43	1.01	0.75
10/06(a)-12/31/2008	10.00	0.00	(f)	(1.57)	(1.57)	-	-	8.43	(15.70)	84	10	1.04	0.17

JNL/M&G Global Leaders Fund

Class A
6/30/2010	11.41	0.07		(1.43)	(1.36)	-	-	10.05	(11.92)	19,035	22	1.21	1.32
12/31/2009	8.35	0.09		3.03	3.12	(0.06)	-	11.41	37.43	17,302	39	1.21	0.87
10/06(a)-12/31/2008	10.00	0.02		(1.66)	(1.64)	(0.01)	-	8.35	(16.43)	4,501	34	1.23	0.82

Class B
6/30/2010	11.42	0.08		(1.43)	(1.35)	-	-	10.07	(11.82)	112	22	1.01	1.48
12/31/2009	8.35	0.12		3.03	3.15	(0.08)	-	11.42	37.70	160	39	1.01	1.25
10/06(a)-12/31/2008	10.00	0.02		(1.66)	(1.64)	(0.01)	-	8.35	(16.40)	84	34	1.03	1.03

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net		Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management 10 X 10 Fund (h)

Class A
6/30/2010	$ 7.19	$ (0.00)	(f)	$ (0.33)	$ (0.33)	$ -	$ -	$ 6.86	(4.59)%	$ 194,429	7%	0.05%	(0.05)%
12/31/2009	6.19	0.21		1.31	1.52	(0.26)	(0.26)	7.19	24.59	194,494	11	0.06	3.20
12/31/2008	9.92	0.25		(3.85)	(3.60)	(0.07)	(0.06)	6.19	(36.25)	100,370	20	0.06	3.11
04/30(a) - 12/31/2007	10.00	0.21		(0.29)	(0.08)	-	-	9.92	(0.80)	57,683	60	0.06	3.14

JNL/Mellon Capital Management Index 5 Fund (h)

Class A
6/30/2010	8.39	(0.00)	(f)	(0.34)	(0.34)	-	-	8.05	(4.05)	237,926	7	0.05	(0.05)
12/31/2009	6.83	0.18		1.53	1.71	(0.07)	(0.08)	8.39	25.16	204,951	8	0.06	2.43
12/31/2008	10.00	0.30		(3.30)	(3.00)	(0.07)	(0.10)	6.83	(29.87)	60,409	23	0.06	3.49
04/30(a) - 12/31/2007	10.00	0.36		(0.36)	-	-	-	10.00	0.00	29,922	32	0.06	5.34

JNL/Mellon Capital Management European 30 Fund

Class A
6/30/2010	11.30	0.32		(2.03)	(1.71)	-	-	9.59	(15.13)	14,136	79	0.78	5.93
12/31/2009	8.59	0.29		3.23	3.52	(0.25)	(0.56)	11.30	41.03	13,238	65	0.78	2.76
10/06(a)-12/31/2008	10.00	0.04		(1.41)	(1.37)	(0.04)	-	8.59	(13.74)	2,055	0	0.84	2.26

Class B
6/30/2010	11.31	0.32		(2.02)	(1.70)	-	-	9.61	(15.03)	118	79	0.58	5.92
12/31/2009	8.59	0.35		3.19	3.54	(0.26)	(0.56)	11.31	41.27	128	65	0.58	3.65
10/06(a)-12/31/2008	10.00	0.05		(1.42)	(1.37)	(0.04)	-	8.59	13.71	86	0	0.64	2.45

JNL/Mellon Capital Management Pacific Rim 30 Fund

Class A
6/30/2010	11.26	0.17		(0.34)	(0.17)	-	-	11.09	(1.51)	24,788	77	0.79	3.01
12/31/2009	9.60	0.21		2.11	2.32	(0.15)	(0.51)	11.26	24.15	16,625	47	0.78	1.95
10/06(a)-12/31/2008	10.00	0.02		(0.42)	(0.40)	-	-	9.60	(4.00)	3,299	0	0.82	0.78

Class B
6/30/2010	11.28	0.17		(0.33)	(0.16)	-	-	11.12	(1.42)	151	77	0.59	3.02
12/31/2009	9.60	0.26		2.09	2.35	(0.16)	(0.51)	11.28	24.49	136	47	0.58	2.54
10/06(a)-12/31/2008	10.00	0.02		(0.42)	(0.40)	-	-	9.60	(4.00)	98	0	0.62	0.99

JNL/Mellon Capital Management S&P 500 Index Fund

Class A
6/30/2010	9.38	0.06		(0.71)	(0.65)	-	-	8.73	(6.93)	988,592	1	0.58	1.37
12/31/2009	7.54	0.14		1.82	1.96	(0.12)	-	9.38	25.97	900,282	4	0.60	1.76
12/31/2008	12.36	0.19		(4.84)	(4.65)	(0.17)	-	7.54	(37.64)	457,126	7	0.60	1.80
12/31/2007	12.06	0.18		0.40	0.58	(0.16)	(0.12)	12.36	4.90	656,286	3	0.59	1.45
12/31/2006	10.68	0.16		1.45	1.61	(0.15)	(0.08)	12.06	15.08	559,179	1	0.60	1.42
12/31/2005	10.66	0.13		0.34	0.47	(0.12)	(0.33)	10.68	4.37	427,375	14	0.61	1.30

Class B
6/30/2010	9.54	0.08		(0.72)	(0.64)	-	-	8.90	(6.71)	10,964	1	0.38	1.58
12/31/2009	7.66	0.16		1.85	2.01	(0.13)	-	9.54	26.26	10,996	4	0.40	2.02
12/31/2008	12.57	0.21		(4.93)	(4.72)	(0.19)	-	7.66	(37.57)	8,916	7	0.40	2.01
12/31/2007	12.27	0.21		0.41	0.62	(0.20)	(0.12)	12.57	5.14	10,797	3	0.39	1.65
12/31/2006	10.76	0.21		1.44	1.65	(0.06)	(0.08)	12.27	15.29	9,547	1	0.40	1.74
12/31/2005	10.72	0.15		0.34	0.49	(0.12)	(0.33)	10.76	4.54	537	14	0.41	1.50

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class A
6/30/2010	$ 11.17	$ 0.05	$ (0.24)	$ (0.19)	$ -	$ -	$ 10.98	(1.70)%	$ 489,765	5%	0.60%	0.86%
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	-	11.17	38.03	469,779	14	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)	8.17	(37.58)	284,426	30	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)	14.78	7.45	464,641	25	0.60	1.06
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)	14.96	9.69	381,163	10	0.61	0.97
12/31/2005	13.28	0.09	1.51	1.60	(0.10)	(0.57)	14.21	11.98	288,486	15	0.61	0.82

Class B
6/30/2010	11.30	0.06	(0.24)	(0.18)	-	-	11.12	(1.59)	4,726	5	0.40	1.06
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	-	11.30	38.34	4,541	14	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)	8.26	(37.51)	2,613	30	0.41	1.55
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)	14.95	7.69	3,470	25	0.40	1.27
12/31/2006	14.22	0.19	1.22	1.41	(0.06)	(0.50)	15.07	9.91	2,804	10	0.41	1.26
12/31/2005	13.27	0.11	1.51	1.62	(0.10)	(0.57)	14.22	12.14	245	15	0.41	1.02

JNL/Mellon Capital Management Small Cap Index Fund

Class A
6/30/2010	10.04	0.04	(0.26)	(0.22)	-	-	9.82	(2.19)	519,545	11	0.60	0.84
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)	10.04	27.54	470,449	17	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)	7.97	(35.01)	241,444	29	0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)	13.53	(2.11)	361,126	21	0.60	1.21
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)	14.79	17.49	339,124	17	0.60	1.02
12/31/2005	13.43	0.08	0.49	0.57	(0.09)	(0.47)	13.44	4.22	237,460	16	0.60	0.84

Class B
6/30/2010	10.14	0.06	(0.27)	(0.21)	-	-	9.93	(2.07)	4,338	11	0.40	1.04
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)	10.14	27.68	3,916	17	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)	8.05	(34.83)	2,299	29	0.41	1.17
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)	13.66	(1.84)	2,771	21	0.40	1.41
12/31/2006	13.42	0.20	2.16	2.36	(0.05)	(0.87)	14.86	17.66	2,714	17	0.40	1.33
12/31/2005	13.39	0.10	0.49	0.59	(0.09)	(0.47)	13.42	4.38	248	16	0.40	1.04

JNL/Mellon Capital Management International Index Fund

Class A
6/30/2010	11.90	0.19	(1.89)	(1.70)	-	-	10.20	(14.29)	748,940	1	0.68	3.31
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	0.00 (f)	11.90	29.28	721,755	2	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)	9.41	(42.92)	369,368	15	0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)	17.55	10.39	645,505	5	0.65	2.23
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)	16.54	25.58	497,487	2	0.66	2.11
12/31/2005	13.67	0.29	1.53	1.82	(0.27)	(1.63)	13.59	13.31	294,677	43	0.66	2.08

Class B
6/30/2010	12.26	0.20	(1.95)	(1.75)	-	-	10.51	(14.27)	17,066	1	0.48	3.45
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	0.00 (f)	12.26	29.57	18,284	2	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)	9.68	(42.82)	6,256	15	0.45	3.55
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)	18.04	10.56	10,527	5	0.45	2.43
12/31/2006	13.60	0.22	3.30	3.52	(0.09)	(0.15)	16.88	25.93	5,982	2	0.47	1.40
12/31/2005	13.66	0.31	1.53	1.84	(0.27)	(1.63)	13.60	13.46	374	43	0.46	2.28

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Bond Index Fund

Class A
6/30/2010	$ 11.39	$ 0.18	$ 0.40	$ 0.58	$ -	$ -	$ 11.97	5.09%	$ 1,092,735	51%	(n)	0.58%	3.05%
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)	11.39	5.65	793,123	87	(n)	0.60	3.67
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	-	11.07	3.79	379,239	51	(n)	0.61	4.60
12/31/2007	10.92	0.52	0.18	0.70	(0.46)	-	11.16	6.43	349,683	45	(n)	0.60	4.68
12/31/2006	10.75	0.48	(0.09)	0.39	(0.22)	-	10.92	3.64	247,489	65	(n)	0.61	4.42
12/31/2005	10.83	0.18	0.02	0.20	(0.22)	(0.06)	10.75	1.85	180,542	361		0.61	3.46

Class B
6/30/2010	11.71	0.19	0.41	0.60	-	-	12.31	5.12	3,001	51	(n)	0.38	3.25
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)	11.71	5.90	2,647	87	(n)	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	-	11.36	3.98	1,596	51	(n)	0.41	4.81
12/31/2007	11.05	0.55	0.19	0.74	(0.35)	-	11.44	6.68	906	45	(n)	0.41	4.88
12/31/2006	10.70	0.50	(0.09)	0.41	(0.06)	-	11.05	3.85	692	65	(n)	0.41	4.65
12/31/2005	10.76	0.20	0.02	0.22	(0.22)	(0.06)	10.70	2.04	147	361		0.41	3.66

JNL/Mellon Capital Management Global Alpha Fund

Class A
6/30/2010	9.88	(0.06)	0.18	0.12	-	-	10.00	1.21	128,667	0		1.35	(1.23)
9/28 (a) - 12/31/2009	10.00	(0.03)	(0.09)	(0.12)	-	-	9.88	(1.20)	62,275	0		1.35	(1.28)

Class B
6/30/2010	9.89	(0.05)	0.17	0.12	-	-	10.01	1.21	138	0		1.15	(1.03)
9/28 (a) - 12/31/2009	10.00	(0.03)	(0.08)	(0.11)	-	-	9.89	(1.10)	109	0		1.15	(1.09)

JNL/Oppenheimer Global Growth Fund

Class A
6/30/2010	9.14	0.08	(0.78)	(0.70)	-	-	8.44	(7.66)	296,315	14		1.06	1.65
12/31/2009	7.00	0.10	2.65	2.75	(0.12)	(0.49)	9.14	39.42	289,972	21		1.06	1.19
12/31/2008	14.97	0.21	(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22		1.06	1.71
12/31/2007	15.25	0.13	0.81	0.94	(0.12)	(1.10)	14.97	6.33	372,934	31		1.05	0.79
12/31/2006	13.53	0.08	2.21	2.29	(0.07)	(0.50)	15.25	16.96	349,246	30		1.06	0.58
12/31/2005	11.92	0.08	1.56	1.64	(0.03)	-	13.53	13.74	289,390	27		1.06	0.74

Class B
6/30/2010	9.23	0.08	(0.78)	(0.70)	-	-	8.53	(7.58)	475	14		0.86	1.79
12/31/2009	7.07	0.11	2.68	2.79	(0.14)	(0.49)	9.23	39.58	507	21		0.86	1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)	(1.59)	7.07	(40.69)	340	22		0.86	1.82
12/31/2007	15.35	0.17	0.81	0.98	(0.12)	(1.10)	15.11	6.56	397	31		0.85	1.02
12/31/2006	13.57	0.11	2.22	2.33	(0.05)	(0.50)	15.35	17.21	386	30		0.86	0.72
12/31/2005	11.93	0.11	1.56	1.67	(0.03)	-	13.57	13.98	204	27		0.86	0.94

JNL/PAM Asia ex-Japan Fund
Class A
6/30/2010	8.14	0.03	(0.62)	(0.59)	-	-	7.55	(7.25)	88,755	55		1.30	0.81
12/31/2009	4.80	0.03	3.31	3.34	0.00 (f)	-	8.14	69.59	108,276	39		1.27	0.46
12/31/2008	9.80	0.12	(5.03)	(4.91)	(0.09)	-	4.80	(50.09)	7,727	132		1.29	1.66
12/03(a) - 12/31/2007	10.00	(0.01)	(0.19)	(0.20)	-	-	9.80	(2.00)	11,747	0		1.30	(0.67)

Class B
6/30/2010	8.15	0.04	(0.62)	(0.58)	-	-	7.57	(7.12)	130	55		1.10	1.12
12/31/2009	4.80	0.06	3.29	3.35	0.00 (f)	-	8.15	69.80	134	39		1.07	0.94
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)	-	4.80	(49.92)	57	132		1.09	1.73
12/03(a) - 12/31/2007	10.00	0.00	(0.20)	(0.20)	-	-	9.80	(2.00)	98	0		1.10	(0.47)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/PAM China-India Fund

Class A
6/30/2010	$ 7.71	$ 0.05	$ (0.16)	$ (0.11)	$ -	$ -	$ 7.60	(1.43)%	$ 238,391	34%		1.33%	1.36%
12/31/2009	4.23	0.00 (f)	3.48	3.48	-	-	7.71	82.27	233,497	73		1.33	0.05
12/31/2008	9.98	0.03	(5.78)	(5.75)	-	-	4.23	(57.62)	25,987	188		1.41	0.51
12/03(a) - 12/31/2007	10.00	(0.01)	(0.01)	(0.02)	-	-	9.98	(0.20)	4,888	0		1.40	(0.93)

Class B
6/30/2010	7.74	0.05	(0.15)	(0.10)	-	-	7.64	(1.29)	194	34		1.13	1.36
12/31/2009	4.24	0.03	3.47	3.50	-	-	7.74	82.55	239	73		1.13	0.40
12/31/2008	9.98	0.03	(5.77)	(5.74)	-	-	4.24	(57.52)	68	188		1.21	0.52
12/03(a) - 12/31/2007	10.00	(0.01)	(0.01)	(0.02)	-	-	9.98	(0.20)	100	0		1.20	(0.74)

JNL/PIMCO Real Return Fund

Class A
6/30/2010	11.57	0.12	0.49	0.61	-	-	12.18	5.27	1,529,975	244		0.82	2.03
12/31/2009	10.10	0.30	1.44	1.74	(0.27)	-	11.57	17.25	1,189,828	722		0.81	2.69
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)	10.10	(3.73)	663,938	2,289 .		0.81	3.44
01/16(a) - 12/31/2007	10.00	0.43	0.66	1.09	-	-	11.09	10.90	397,393	1,215 .	(o)	0.80	4.27

Class B
6/30/2010	11.64	0.13	0.49	0.62	-	-	12.26	5.33	326	244		0.62	2.23
12/31/2009	10.13	0.32	1.48	1.80	(0.29)	-	11.64	17.76	237	722		0.61	2.97
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)	(0.40)	10.13	(3.57)	350	2,289 .		0.61	3.63
01/16(a) - 12/31/2007	10.00	0.32	0.79	1.11	-	-	11.11	11.10	126	1,215 .	(o)	0.60	3.20

JNL/PIMCO Total Return Bond Fund

Class A
6/30/2010	12.19	0.13	0.56	0.69	-	-	12.88	5.66	2,894,160	224		0.81	2.00
12/31/2009	11.07	0.48	1.24	1.72	(0.29)	(0.31)	12.19	15.45	2,348,470	177		0.81	4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)	11.07	0.40	1,325,740	660		0.81	4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)	(0.02)	12.04	8.25	1,037,811	119	(p)	0.80	4.54
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)	0.00 (f)	11.66	3.38	760,176	63	(p)	0.81	4.20
12/31/2005	11.96	0.27	0.02	0.29	(0.33)	(0.22)	11.70	2.40	571,892	183	(p)	0.81	3.15

Class B
6/30/2010	12.89	0.15	0.59	0.74	-	-	13.63	5.74	16,467	224		0.61	2.20
12/31/2009	11.67	0.53	1.30	1.83	(0.30)	(0.31)	12.89	15.66	14,110	177		0.61	4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)	(0.47)	11.67	0.57	9,891	660		0.61	4.40
12/31/2007	12.22	0.59	0.45	1.04	(0.60)	(0.02)	12.64	8.53	8,145	119	(p)	0.61	4.74
12/31/2006	11.91	0.55	(0.13)	0.42	(0.11)	0.00 (f)	12.22	3.57	6,953	63	(p)	0.60	4.51
12/31/2005	12.15	0.29	0.02	0.31	(0.33)	(0.22)	11.91	2.52	174	183	(p)	0.60	3.36

JNL/PPM America High Yield Bond Fund

Class A
6/30/2010	6.15	0.26	(0.01)	0.25	-	-	6.40	4.07	644,711	36		0.76	8.14
12/31/2009	4.46	0.50	1.56	2.06	(0.37)	-	6.15	46.30	566,513	50		0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)	-	4.46	(30.75)	188,010	78		0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)	-	7.43	(1.10)	303,282	95		0.78	7.92
12/31/2006	7.95	0.62	0.21	0.83	(0.56)	-	8.22	10.51	365,753	62		0.80	7.49
12/31/2005	8.51	0.62	(0.48)	0.14	(0.62)	(0.08)	7.95	1.69	276,421	33		0.81	7.39

Class B
6/30/2010	6.74	0.29	(0.01)	0.28	-	-	7.02	4.15	6,422	36		0.56	8.34
12/31/2009	4.86	0.55	1.71	2.26	(0.38)	-	6.74	46.58	5,989	50		0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)	-	4.86	(30.65)	3,280	78		0.59	9.09
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)	-	8.02	(0.79)	3,999	95		0.58	8.12
12/31/2006	8.12	0.66	0.21	0.87	(0.18)	-	8.81	10.72	4,443	62		0.59	7.60
12/31/2005	8.66	0.64	(0.48)	0.16	(0.62)	(0.08)	8.12	1.89	214	33		0.60	7.60

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/PPM America Mid Cap Value Fund

Class A
6/30/2010	$ 8.25	$ 0.01	$ (0.31)	$ (0.30)	$ -		$ -	$ 7.95	(3.64)%	$ 52,653	44%	1.06%	0.29%
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		-	8.25	47.38	20,020	89	1.06	0.77
03/31(a)-12/31/2008	10.00	0.07	(4.37)	(4.30)	(0.08)		-	5.62	(43.00)	5,011	154	1.06	1.05

Class B
6/30/2010	8.25	0.02	(0.32)	(0.30)	-		-	7.95	(3.64)	104	44	0.86	0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		-	8.25	47.82	92	89	0.86	0.99
03/31(a)-12/31/2008	10.00	0.08	(4.38)	(4.30)	(0.09)		-	5.61	(42.94)	58	154	0.86	1.28

JNL/PPM America Small Cap Value Fund

Class A
6/30/2010	8.37	0.01	(0.18)	(0.17)	-		-	8.20	(2.03)	41,663	34	1.05	0.27
12/31/2009	6.27	0.04	2.09	2.13	(0.03)		-	8.37	33.97	15,861	114	1.06	0.60
03/31(a)-12/31/2008	10.00	0.06	(3.75)	(3.69)	(0.04)		-	6.27	(36.85)	8,356	66	1.06	1.02

Class B
6/30/2010	8.38	0.02	(0.19)	(0.17)	-		-	8.21	(2.03)	5,758	34	0.85	0.41
12/31/2009	6.27	0.05	2.10	2.15	(0.04)		-	8.38	34.30	3,850	114	0.86	0.68
03/31(a)-12/31/2008	10.00	0.07	(3.75)	(3.68)	(0.05)		-	6.27	(36.75)	87	66	0.86	1.15

JNL/PPM America Value Equity Fund

Class A
6/30/2010	10.46	0.07	(0.73)	(0.66)	-		-	9.80	(6.31)	91,488	19	0.85	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)		-	10.46	44.58	93,660	63	0.86	1.65
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)		(2.00)	7.57	(47.21)	87,770	96	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)		-	19.15	(5.63)	219,654	86	0.86	1.55
12/31/2006	18.09	0.17	2.19	2.36	(0.01)		-	20.44	13.03	165,734	145	0.97	0.92
12/31/2005	17.42	0.24	0.61	0.85	(0.18)		-	18.09	4.91	181,363	79	0.97	0.97

Class B
6/30/2010	10.50	0.07	(0.73)	(0.66)	-		-	9.84	(6.29)	122	19	0.65	1.31
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		-	10.50	44.72	675	63	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)	76	96	0.66	2.53
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)		-	19.30	(5.36)	132	86	0.66	1.75
12/31/2006	18.20	0.22	2.18	2.40	0.00	(f)	-	20.60	13.21	129	145	0.77	1.14
12/31/2005	17.48	0.28	0.62	0.90	(0.18)		-	18.20	5.18	107	79	0.76	1.18

JNL/Red Rocks Listed Private Equity Fund (h)

Class A
6/30/2010	8.03	0.05	(0.53)	(0.48)	-		-	7.55	(5.98)	342,859	13	1.19	1.25
12/31/2009	5.91	0.07	2.31	2.38	(0.25)		(0.01)	8.03	40.33	223,873	34	1.20	0.92
10/06(a)-12/31/2008	10.00	0.04	(4.10)	(4.06)	(0.03)	(s)	-	5.91	(40.56)	15,265	6	1.22	2.55

Class B
6/30/2010	8.04	0.06	(0.53)	(0.47)	-		-	7.57	(5.85)	106	13	0.99	1.36
12/31/2009	5.91	0.09	2.31	2.40	(0.26)		(0.01)	8.04	40.62	156	34	1.00	1.36
10/06(a)-12/31/2008	10.00	0.03	(4.08)	(4.05)	(0.04)	(s)	-	5.91	(40.54)	66	6	1.02	1.82

JNL/S&P Managed Conservative Fund (h)

Class A
6/30/2010	10.34	(0.01)	0.19	0.18	-		-	10.52	1.74	780,153	13	0.17	(0.17)
12/31/2009	9.35	0.26	1.00	1.26	(0.17)		(0.10)	10.34	13.53	623,958	11	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)		(0.15)	9.35	(13.75)	407,426	30	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)		(0.26)	11.47	6.30	264,755	54	0.18	2.92
12/31/2006	10.70	0.20	0.64	0.84	(0.18)		(0.07)	11.29	7.85	137,126	39	0.19	1.82
12/31/2005	10.35	0.26	0.13	0.39	(0.03)		(0.01)	10.70	3.73	80,642	16	0.19	3.54

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/S&P Managed Moderate Fund (h)

Class A
6/30/2010	$ 10.41	$ (0.01)	$ (0.02)	$ (0.03)	$ -	$ -	$ 10.38	(0.29)%	$ 1,239,405	10%	0.16%	(0.16)%
12/31/2009	8.97	0.25	1.43	1.68	(0.12)	(0.12)	10.41	18.63	1,021,335	6	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)	(0.24)	8.97	(21.24)	557,615	28	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)	(0.32)	12.21	7.74	521,470	30	0.19	2.26
12/31/2006	11.04	0.17	0.97	1.14	(0.13)	(0.15)	11.90	10.39	314,249	35	0.19	1.44
12/31/2005	10.54	0.24	0.29	0.53	(0.02)	(0.01)	11.04	4.99	157,719	11	0.18	3.13

JNL/S&P Managed Moderate Growth Fund (h)

Class A
6/30/2010	10.54	(0.01)	(0.27)	(0.28)	-	-	10.26	(2.66)	2,074,700	6	0.15	(0.15)
12/31/2009	8.79	0.21	1.86	2.07	(0.07)	(0.25)	10.54	23.46	1,774,984	13	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)	(0.51)	8.79	(27.50)	997,961	28	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)	(0.71)	13.20	8.65	1,403,279	34	0.16	1.34
12/31/2006	12.13	0.12	1.36	1.48	(0.12)	(0.41)	13.08	12.17	1,123,984	29	0.16	0.97
12/31/2005	11.67	0.34	0.41	0.75	(0.20)	(0.09)	12.13	6.41	861,543	21	0.17	1.39

JNL/S&P Managed Growth Fund (h)

Class A
6/30/2010	9.71	(0.01)	(0.46)	(0.47)	-	-	9.24	(4.84)	1,579,948	12	0.15	(0.15)
12/31/2009	7.94	0.14	2.09	2.23	(0.16)	(0.30)	9.71	28.06	1,479,759	8	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)	(0.93)	7.94	(35.36)	808,800	32	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)	(0.71)	13.84	8.70	1,388,072	34	0.15	0.86
12/31/2006	12.56	0.07	1.71	1.78	(0.07)	(0.65)	13.62	14.15	1,246,802	34	0.16	0.53
12/31/2005	12.23	0.30	0.61	0.91	(0.13)	(0.45)	12.56	7.44	1,059,806	32	0.16	0.62

JNL/S&P Managed Aggressive Growth Fund (h)

Class A
6/30/2010	10.46	(0.01)	(0.60)	(0.61)	-	-	9.85	(5.83)	597,203	14	0.18	(0.18)
12/31/2009	8.39	0.10	2.51	2.61	(0.21)	(0.33)	10.46	31.05	582,868	19	0.19	1.07
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)	(0.61)	8.39	(39.16)	414,718	42	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)	(0.05)	14.89	9.17	702,285	46	0.17	0.56
12/31/2006	12.80	0.04	1.95	1.99	(0.04)	(0.84)	13.91	15.57	672,325	33	0.17	0.28
12/31/2005	11.89	0.25	0.76	1.01	(0.10)	-	12.80	8.48	657,320	35	0.18	0.22

JNL/S&P Disciplined Moderate Fund (h)

Class A
6/30/2010	8.94	(0.01)	(0.34)	(0.35)	-	-	8.59	(3.92)	223,992	25	0.18	(0.18)
12/31/2009	7.72	0.23	1.21	1.44	(0.16)	(0.06)	8.94	18.67	168,455	12	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)	(0.04)	7.72	(26.60)	58,062	27	0.19	2.91
01/16(a) - 12/31/2007	10.00	0.48	0.22	0.70	-	-	10.70	7.00	34,588	31	0.18	4.75

JNL/S&P Disciplined Moderate Growth Fund (h)

Class A
6/30/2010	8.10	(0.01)	(0.47)	(0.48)	-	-	7.62	(5.93)	265,630	24	0.18	(0.18)
12/31/2009	6.81	0.21	1.34	1.55	(0.17)	(0.09)	8.10	22.77	206,365	16	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)	(0.06)	6.81	(34.76)	74,452	29	0.19	2.60
01/16(a) - 12/31/2007	10.00	0.35	0.32	0.67	-	-	10.67	6.70	40,459	31	0.18	3.49

JNL/S&P Disciplined Growth Fund (h)

Class A
6/30/2010	7.64	(0.01)	(0.56)	(0.57)	-	-	7.07	(7.46)	90,404	29	0.18	(0.18)
12/31/2009	6.31	0.20	1.40	1.60	(0.17)	(0.10)	7.64	25.39	80,863	24	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)	(0.06)	6.31	(39.21)	26,133	48	0.19	2.55
01/16(a) - 12/31/2007	10.00	0.36	0.29	0.65	-	-	10.65	6.50	16,525	28	0.19	3.58

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from						Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)						Net Realized			Supplemental Data			Ratio of	Investment
	Value	Net		Net Realized	Total from	Distributions from		Gains on		Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment	Net Investment		Investment		Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations	Income		Transactions		of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/S&P Competitive Advantage Fund

Class A
6/30/2010	$ 9.95	$ 0.08		$ (0.80)	$ (0.72)	$ -		$ -		$ 9.23	(7.24)%	$ 237,957	10%	0.71%	1.64%
12/31/2009	6.90	0.11		2.94	3.05	0.00	(f)	-		9.95	44.22	254,695	101	0.72	1.28
12/31/2008	9.92	0.16		(3.08)	(2.92)	(0.10)		-		6.90	(29.40)	90,399	97	0.71	1.81
12/03(a) - 12/31/2007	10.00	0.01		(0.08)	(0.07)	(0.01)		-		9.92	(0.74)	15,294	0	0.70	1.46

Class B
6/30/2010	9.94	0.09		(0.80)	(0.71)	-		-		9.23	(7.14)	49	10	0.51	1.86
12/31/2009	6.87	0.14		2.93	3.07	0.00	(f)	-		9.94	44.70	50	101	0.52	1.57
12/31/2008	9.92	0.15		(3.08)	(2.93)	(0.12)		-		6.87	(29.59)	14	97	0.51	1.61
12/03(a) - 12/31/2007	10.00	0.01		(0.08)	(0.07)	(0.01)		-		9.92	(0.67)	99	0	0.47	1.93

JNL/S&P Dividend Income & Growth Fund

Class A
6/30/2010	8.69	0.15		(0.23)	(0.08)	-		-		8.61	(0.92)	285,267	1	0.71	3.47
12/31/2009	7.04	0.23		1.42	1.65	0.00	(f)	-		8.69	23.47	239,392	84	0.72	3.24
12/31/2008	9.77	0.35		(2.89)	(2.54)	(0.19)		0.00	(f)	7.04	(25.93)	101,329	64	0.71	4.47
12/03(a) - 12/31/2007	10.00	0.02		(0.24)	(0.22)	(0.01)		-		9.77	(2.24)	7,203	0	0.70	2.03

Class B
6/30/2010	8.70	0.17		(0.24)	(0.07)	-		-		8.63	(0.80)	295	1	0.51	3.74
12/31/2009	7.03	0.25		1.42	1.67	0.00	(f)	-		8.70	23.79	158	84	0.52	3.40
12/31/2008	9.75	0.36		(2.88)	(2.52)	(0.20)		0.00	(f)	7.03	(25.79)	120	64	0.51	4.41
12/03(a) - 12/31/2007	10.00	0.03		(0.26)	(0.23)	(0.02)		-		9.75	(2.28)	98	0	0.47	3.29

JNL/S&P Intrinsic Value Fund
Class A
6/30/2010	9.75	0.09		(0.43)	(0.34)	-		-		9.41	(3.49)	266,120	8	0.71	1.70
12/31/2009	6.21	0.11		3.43	3.54	0.00	(f)	-		9.75	57.04	246,578	151	0.72	1.40
12/31/2008	9.91	0.15		(3.70)	(3.55)	(0.09)		(0.06)		6.21	(35.84)	96,643	98	0.71	1.88
12/03(a) - 12/31/2007	10.00	0.02		(0.10)	(0.08)	(0.01)		-		9.91	(0.81)	18,261	0	0.70	2.06

Class B
6/30/2010	9.80	0.09		(0.41)	(0.32)	-		-		9.48	(3.27)	90	8	0.51	1.76
12/31/2009	6.21	0.12		3.47	3.59	0.00	(f)	-		9.80	57.84	108	151	0.52	1.45
12/31/2008	9.91	0.14		(3.68)	(3.54)	(0.10)		(0.06)		6.21	(35.73)	35	98	0.51	1.55
12/03(a) - 12/31/2007	10.00	0.02		(0.09)	(0.07)	(0.02)		-		9.91	(0.71)	99	0	0.48	2.37

JNL/S&P Total Yield Fund
Class A
6/30/2010	9.10	0.06		(0.65)	(0.59)	0.00		-		8.51	(6.48)	223,287	10	0.71	1.32
12/31/2009	6.37	0.10		2.63	2.73	0.00	(f)	-		9.10	42.88	212,981	126	0.72	1.28
12/31/2008	10.07	0.20		(3.79)	(3.59)	(0.11)		0.00	(f)	6.37	(35.67)	103,601	115	0.71	2.38
12/03(a) - 12/31/2007	10.00	0.01		0.06	0.07	0.00	(f)	-		10.07	0.74	9,806	0	0.70	1.26

Class B
6/30/2010	9.11	0.08		(0.66)	(0.58)	-		-		8.53	(6.37)	58	10	0.51	1.60
12/31/2009	6.37	0.11		2.63	2.74	0.00	(f)	-		9.11	43.04	55	126	0.52	1.50
12/31/2008	10.07	0.20		(3.78)	(3.58)	(0.12)		0.00	(f)	6.37	(35.58)	88	115	0.51	2.35
12/03(a) - 12/31/2007	10.00	0.01		0.07	0.08	(0.01)		-		10.07	0.81	101	0	0.48	1.64

JNL/S&P 4 Fund (h)
Class A
6/30/2010	9.55	(0.00)	(f)	(0.44)	(0.44)	-		-		9.11	(4.61)	658,851	5	0.05	(0.05)
12/31/2009	6.79	(0.00)	(f)	2.84	2.84	(0.08)		0.00	(f)	9.55	41.85	627,405	12	0.06	(0.03)
12/31/2008	9.93	0.21		(3.35)	(3.14)	0.00	(f)	-		6.79	(31.62)	265,183	15	0.06	2.54
12/03(a) - 12/31/2007	10.00	0.02		(0.09)	(0.07)	-		-		9.93	(0.70)	22,194	0	0.05	2.85

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from						Distributions from									Ratio of Net
	Net Asset	Investment Operations (e)						Net Realized		Supplemental Data					Ratio of		Investment
	Value	Net		Net Realized	Total from		Distributions from	Gains on	Net Asset			Net Assets,			Expenses to		Income (Loss)
	Beginning	Investment		& Unrealized	Investment		Net Investment	Investment	Value, End	Total		End of Period	Portfolio		Average Net		to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations		Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)		Assets (c)		Net Assets (c)
JNL/Select Balanced Fund
Class A
6/30/2010	$ 15.01	$ 0.14		$ (0.59)	$ (0.45)		$ -	$ -	$ 14.56	(3.00)%		$ 909,978	20%	(q)	0.76%		1.91%
12/31/2009	12.81	0.34		2.19	2.53		(0.33)	-	15.01	19.78		736,864	54	(q)	0.78		2.53
12/31/2008	17.56	0.48		(4.18)	(3.70)		(0.39)	(0.66)	12.81	(20.79)		455,105	60	(q)	0.78		2.98
12/31/2007	17.35	0.48		0.81	1.29		(0.37)	(0.71)	17.56	7.49		526,511	41	(q)	0.78		2.62
12/31/2006	15.75	0.42		1.73	2.15		(0.31)	(0.24)	17.35	13.65		439,868	46	(q)	0.79		2.55
12/31/2005	17.12	0.34		0.58	0.92		(0.38)	(1.91)	15.75	5.30		396,350	42	(q)	0.79		2.22

Class B
6/30/2010	15.29	0.16		(0.62)	(0.46)		-	-	14.83	(3.01)		888	20	(q)	0.56		2.11
12/31/2009	13.03	0.38		2.24	2.62		(0.36)	-	15.29	20.08		855	54	(q)	0.58		2.74
12/31/2008	17.84	0.52		(4.25)	(3.73)		(0.42)	(0.66)	13.03	(20.62)		662	60	(q)	0.58		3.21
12/31/2007	17.39	0.52		0.81	1.33		(0.17)	(0.71)	17.84	7.73		665	41	(q)	0.58		2.83
12/31/2006	15.64	0.45		1.72	2.17		(0.18)	(0.24)	17.39	13.89		276	46	(q)	0.59		2.75
12/31/2005	16.98	0.37		0.58	0.95		(0.38)	(1.91)	15.64	5.52		198	42	(q)	0.59		2.42

JNL/Select Money Market Fund
Class A
6/30/2010	1.00	0.00	(f)	-	0.00	(f)	-	-	1.00	0.00		808,051	n/a		0.26	(w)	0.00 (w)
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00 (f)	-	1.00	0.15	(v)	1,140,511	n/a		0.47	(w)	0.16 (w)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)	-	1.00	2.20	(r)	1,340,054	n/a		0.57		2.08
12/31/2007	1.00	0.05		0.00	0.05		(0.05)	-	1.00	4.76		651,204	n/a		0.58		4.63
12/31/2006	1.00	0.04		0.00	0.04		(0.04)	-	1.00	4.49		269,095	n/a		0.59		4.42
12/31/2005	1.00	0.02		0.00	0.02		(0.02)	-	1.00	2.71		258,452	n/a		0.60		2.66

Class B
6/30/2010	1.00	0.00	(f)	-	0.00	(f)	-	-	1.00	0.00		6,971	n/a		0.28	(w)	0.00 (w)
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00 (f)	-	1.00	0.21	(v)	7,270	n/a		0.37	(w)	0.24 (w)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)	-	1.00	2.40	(r)	7,220	n/a		0.37		2.32
12/31/2007	1.00	0.05		0.00	0.05		(0.05)	-	1.00	4.97		4,617	n/a		0.38		4.84
12/31/2006	1.00	0.05		0.00	0.05		(0.05)	-	1.00	4.70		2,955	n/a		0.39		4.80
12/31/2005	1.00	0.02		0.00	0.02		(0.02)	-	1.00	2.91		469	n/a		0.40		2.88

JNL/Select Value Fund
Class A
6/30/2010	15.41	0.09		(1.24)	(1.15)		-	-	14.26	(7.46)		813,961	13		0.80		1.20
12/31/2009	12.60	0.22		2.80	3.02		(0.21)	-	15.41	23.98		762,013	42		0.82		1.64
12/31/2008	19.33	0.32		(6.76)	(6.44)		(0.01)	(0.28)	12.60	(33.35)		484,751	54		0.83		1.97
12/31/2007	19.42	0.29		1.22	1.51		(0.26)	(1.34)	19.33	7.90		538,410	41		0.83		1.39
12/31/2006	16.90	0.25		3.28	3.53		(0.31)	(0.70)	19.42	20.86		481,805	34		0.84		1.37
12/31/2005	16.71	0.17		1.20	1.37		(0.20)	(0.98)	16.90	8.15		277,461	29		0.86		1.41

Class B
6/30/2010	15.65	0.11		(1.26)	(1.15)		-	-	14.50	(7.35)		14,216	13		0.60		1.40
12/31/2009	12.79	0.25		2.84	3.09		(0.23)	-	15.65	24.18		14,220	42		0.62		1.87
12/31/2008	19.57	0.36		(6.85)	(6.49)		(0.01)	(0.28)	12.79	(33.19)		10,950	54		0.63		2.13
12/31/2007	19.66	0.33		1.25	1.58		(0.33)	(1.34)	19.57	8.13		15,294	41		0.63		1.59
12/31/2006	16.91	0.34		3.22	3.56		(0.11)	(0.70)	19.66	21.05		12,976	34		0.64		1.76
12/31/2005	16.68	0.21		1.20	1.41		(0.20)	(0.98)	16.91	8.41		158	29		0.65		1.62

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/T. Rowe Price Established Growth Fund
Class A
6/30/2010	$ 18.18	$ (0.01)	$ (1.44)	$ (1.45)	$ -	$ -	$ 16.73	(7.98)%	$ 1,042,442	18%		0.89%	(0.14)%
12/31/2009	12.70	0.02	5.50	5.52	(0.04)	-	18.18	43.49	916,445	62		0.91	0.12
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)	(0.14)	12.70	(42.85)	581,447	54		0.90	0.30
12/31/2007	21.84	0.09	2.16	2.25	(0.08)	(1.52)	22.49	10.12	1,043,708	56		0.88	0.40
12/31/2006	19.44	0.09	2.57	2.66	(0.09)	(0.17)	21.84	13.70	750,771	46		0.90	0.46
12/31/2005	18.36	0.04	1.08	1.12	(0.04)	-	19.44	6.09	732,553	41		0.91	0.24

Class B
6/30/2010	18.37	0.00 (f)	(1.45)	(1.45)	-	-	16.92	(7.89)	29,285	18		0.69	0.05
12/31/2009	12.83	0.05	5.57	5.62	(0.08)	-	18.37	43.79	30,411	62		0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)	(0.14)	12.83	(42.75)	19,925	54		0.70	0.50
12/31/2007	22.02	0.15	2.09	2.24	(0.12)	(1.45)	22.69	10.31	34,482	56		0.68	0.62
12/31/2006	19.50	0.14	2.58	2.72	(0.03)	(0.17)	22.02	13.95	32,185	46		0.70	0.64
12/31/2005	18.38	0.06	1.10	1.16	(0.04)	-	19.50	6.30	193	41		0.70	0.45

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
6/30/2010	23.79	(0.06)	(0.06)	(0.12)	-	-	23.67	(0.50)	903,771	15		1.01	(0.47)
12/31/2009	16.20	(0.05)	7.65	7.60	-	(0.01) (x)	23.79	46.93	820,894	32		1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	-	(1.80)	16.20	(40.68)	425,184	37		1.02	(0.14)
12/31/2007	29.05	(0.01)	4.97	4.96	0.00 (f)	(3.64)	30.37	17.26	697,484	45		1.02	(0.04)
12/31/2006	29.64	0.05	1.96	2.01	(0.05)	(2.55)	29.05	6.76	625,869	37		1.02	0.16
12/31/2005	27.87	(0.07)	4.01	3.94	-	(2.17)	29.64	14.10	623,382	30		1.02	(0.32)

Class B
6/30/2010	24.19	(0.03)	(0.07)	(0.10)	-	-	24.09	(0.41)	29,578	15		0.81	(0.27)
12/31/2009	16.44	(0.01)	7.77	7.76	-	(0.01) (x)	24.19	47.22	28,372	32		0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	-	(1.80)	16.44	(40.56)	17,811	37		0.82	0.05
12/31/2007	29.28	0.06	5.01	5.07	0.00 (f)	(3.64)	30.71	17.50	29,638	45		0.82	0.18
12/31/2006	29.76	0.03	2.05	2.08	(0.01)	(2.55)	29.28	6.97	24,998	37		0.81	0.08
12/31/2005	27.92	0.01	4.00	4.01	-	(2.17)	29.76	14.32	276	30		0.82	(0.12)

JNL/T. Rowe Price Short-Term Bond Fund

Class A
6/30/2010	9.71	0.09	0.10	0.19	-	-	9.90	1.96	722,132	24		0.73	1.86
12/31/2009	9.36	0.25	0.47	0.72	(0.28)	(0.09)	9.71	7.64	484,832	102		0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)	(0.04)	9.36	(5.97)	295,409	134		0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)	-	10.49	4.82	311,237	73	(l)	0.75	4.62
05/01(a)-12/31/2006	10.00	0.31	0.00	0.31	-	-	10.31	3.10	327,071	109	(l)	0.74	4.52

Class B
6/30/2010	9.76	0.10	0.11	0.21	-	-	9.97	2.15	96	24		0.53	2.09
12/31/2009	9.41	0.26	0.47	0.73	(0.29)	(0.09)	9.76	7.74	211	102		0.54	2.57
12/31/2008	10.53	0.42	(1.03)	(0.61)	(0.47)	(0.04)	9.41	(5.66)	50	134		0.54	4.05
12/31/2007	10.33	0.50	0.01	0.51	(0.31)	-	10.53	4.95	118	73	(l)	0.55	4.74
05/01(a)-12/31/2006	10.00	0.32	0.01	0.33	-	-	10.33	3.30	103	109	(l)	0.54	4.72

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/T. Rowe Price Value Fund
Class A
6/30/2010	$ 9.44	$ 0.05	$ (0.63)	$ (0.58)	$ -	$ -	$ 8.86	(6.14)%	$ 821,217	12%	0.94%	1.13%
12/31/2009	6.98	0.15	2.44	2.59	(0.13)	-	9.44	37.09	727,672	21	0.96	1.89
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)	(1.43)	6.98	(40.47)	412,536	29	0.96	1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)	(0.89)	14.65	0.85	707,468	33	0.95	1.59
12/31/2006	13.93	0.22	2.57	2.79	(0.13)	(0.97)	15.62	20.11	681,711	26	0.96	1.48
12/31/2005	13.64	0.13	0.70	0.83	(0.11)	(0.43)	13.93	6.07	544,901	29	0.97	1.08

Class B
6/30/2010	9.67	0.07	(0.65)	(0.58)	-	-	9.09	(6.00)	528	12	0.74	1.32
12/31/2009	7.14	0.17	2.50	2.67	(0.14)	-	9.67	37.46	549	21	0.76	2.16
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)	(1.43)	7.14	(40.39)	385	29	0.76	1.85
12/31/2007	15.83	0.29	(0.14)	0.15	(0.14)	(0.89)	14.95	1.03	641	33	0.75	1.73
12/31/2006	14.03	0.26	2.58	2.84	(0.07)	(0.97)	15.83	20.30	391	26	0.76	1.71
12/31/2005	13.69	0.17	0.71	0.88	(0.11)	(0.43)	14.03	6.42	281	29	0.77	1.28

(a) Commencement of operations.
(b)  Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio turnover excludes dollar roll transactions. Not annualized for periods of less than one year.
(e) Calculated using the average shares method for periods ended after December 31, 2005.
(f) Amount represents less than $0.005.
(g)   Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.44%, 0.37%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2010, December 31, 2009, December 31, 2008 and

December 31, 2007, respectively.
(h) Ratios of net investment income and expenses to average net assets do not include the impact of each underlying Fund's expenses.
(i) Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(j)    Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.05%, 0.01% and 0.01% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(k)   Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 453%, 570%, 332%, 484% and 392%  in  2005, 2006, 2007, 2009 and for the period ended June 30, 2010, respectively.  The Fund had no dollar roll transactions for year ended December 31, 2008.
(l)    Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(m)  Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 487%, 524% and 217% in 2005, 2006 and 2007, respectively.  The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(n) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79% , 52%, 52%, 90% and 53% in 2006, 2007, 2008, 2009 and 2010, respectively.
(o) Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(p)   Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 409%, 271% and 402% in 2005, 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(q)   Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 142%, 64%, 76%, 76%, 81% and 33% in 2005, 2006, 2007, 2008, 2009 and for the period ended June 30, 2010, respectively.

(r)   For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/Select Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(s) Distribution amount includes a return of capital distribution which was less than $0.005 per share.
(t)   Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(u)   Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(v)    Total return for the JNL/Select Money Market Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(w)   For the JNL/Select Money Market Fund, the ratio of expense to average net assets for Class A and Class B shares without the expense waiver was 0.57% and 0.37% , respectively for the period ended June 30, 2010 and year ended December 31, 2009, and the ratio of net investment income to average net assets for Class A and Class B shares without the waiver was (0.32%) and (0.10%) and 0.06% and 0.24% for the period ended June 30, 2010 and year ended December 31, 2009, respectively.

(x) Distribution amount includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively.
(y)   For the JNL/American Funds Blue Chip Income and Growth, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund,
      the ratio of expense to average net assets for Class A and Class B shares without the expense waiver was 1.12% and 0.87%, 1.12% and 0.87%, 1.20%, and 0.95%, 1.12% and 0.87%, 1.27% and 1.02%, and 1.48% and 1.23%, respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Financial Statements

NOTE 1. ORGANIZATION
The JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended. The Trust currently offers shares in seventy-eight (78) separate funds (each a “Fund”, and collectively, "Funds"), each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is a wholly-owned subsidiary of Jackson National Life Insurance Company® ("Jackson") and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNAM serves as investment adviser to each of the Funds.  Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies.  Shares are also sold to qualified and non-qualified retirement plans as well as certain affiliated “funds of funds”.  The Funds offered by the Trust and each Fund’s Adviser/Sub-Adviser are:

Adviser/Sub-Adviser:                                                      Fund: (sub-Sub-advisers are in parentheses)
AIM Capital Management, Inc. (effective	JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, JNL/AIM Global Real Estate Fund (INVESCO Asset
January 1, 2010, AIM Capital Management, Inc.	Management Ltd.), JNL/AIM Small Cap Growth Fund
was consolidated into Invesco Advisers, Inc.)
Capital Guardian Trust Company	JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian
U.S. Growth Equity Fund
Capital Research and Management	JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds
Company (Investment Adviser to each	Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund,
Master Fund)	JNL/American Funds New World Fund. These funds are collectively known as "JNL American Funds". All JNL American
Funds utilize a Master Feeder structure.
Credit Suisse Asset Management, LLC	JNL/Credit Suisse Commodity Securities Fund and JNL/Credit Suisse Long/Short Fund
Eagle Asset Management, Inc.	JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund
Templeton Global Advisors Limited	JNL/Franklin Templeton Global Growth Fund
Franklin Advisers, Inc.	JNL/Franklin Templeton Income Fund
Franklin Mutual Advisers, LLC	JNL/Franklin Templeton Mutual Shares Fund
Franklin Advisory Services, LLC	JNL/Franklin Templeton Small Cap Value Fund
Franklin Templeton Institutional, LLC	JNL/Franklin Templeton International Small Cap Growth Fund
Goldman Sachs Asset Management, L.P.	JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs
Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund
Ivy Investment Management Company	JNL/Ivy Asset Strategy Fund
JNAM	JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund; the
funds are collectively known as "JNL Institutional Alt Funds". JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon
Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund. All have a fund of funds structure.
J.P. Morgan Investment Management Inc.	JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government &
Quality Bond Fund
Lazard Asset Management, LLC	JNL/Lazard Emerging Markets Fund and JNL/Lazard Mid Cap Equity Fund
M&G Investment Management Limited*	JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund
Mellon Capital Management Corporation	JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon
Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon
Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital
Management Bond Index Fund, JNL/Mellon Capital Management Global Alpha Fund
OppenheimerFunds, Inc.	JNL/Oppenheimer Global Growth Fund
Pacific Investment Management Company LLC	JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund
PPM America, Inc.*	JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value
Fund, JNL/PPM America Value Equity Fund
Prudential Asset Management (Singapore)	JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund
Limited*
Red Rocks Capital LLC	JNL/Red Rocks Listed Private Equity Fund
Standard & Poor’s Investment Advisory	JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P
Services LLC	Total Yield Fund (all co-Sub-Advised by Mellon Capital Management Corporation)
Standard & Poor’s Investment Advisory	JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund,
Services LLC	JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund,
JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund; (all have a fund of funds structure which invests in other affiliated underlying funds) the funds are collectively known as "JNL/S&P Funds"
Wellington Management Company, LLP	JNL/Select Balanced Fund, JNL/Select Money Market Fund, JNL/Select Value Fund
T. Rowe Price Associates, Inc.	JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term
Bond Fund, JNL/T. Rowe Price Value Fund
* M&G Investment Management Limited, PPM America, Inc., and Prudential Asset Management (Singapore) Limited are affiliates of JNAM.

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

The Trust consists of all diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  JNL/American Funds Global Bond Fund, JNL Institutional Alt Funds, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Mid Cap Equity Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Funds, JNL/S&P 4 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and JNL/S&P Total Yield Fund.

Each Fund, except the JNL Institutional Alt Funds, JNL/S&P Funds, JNL/S&P 4 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund and JNL/Mellon Capital Management Index 5 Fund, offers Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Each of the JNL American Funds operates as a “Feeder Fund” and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund (“Master Fund”).  Each Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company, that has the same investment objective as each corresponding Feeder Fund.  Each Master Fund directly acquires securities and a Feeder Fund investing in the Master Fund acquires an indirect interest in those securities.  The Master Funds’ accounting policies are outlined in the Master Funds’ shareholder report.  This report should be read in conjunction with the Master Funds’ shareholder report, which accompanies this report.

Effective May 3, 2010, the sub-adviser for JNL/Capital Guardian International Small Cap Fund was changed from Capital Guardian Trust Company to Franklin Templeton Institutional, LLC.  The name of the Fund was changed to JNL/Franklin Templeton International Small Cap Growth Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Trust’s Board of Trustees (“Board” or “Trustees”) and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  & #160;Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on the valuation date.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on the valuation date.  Valuation of the investments by the Master Funds is discussed in the Master Funds’ shareholder report, which accompanies this report.  The securities lending collateral funds, which provide daily liquidity, are valued as a practical expedient at the daily reported NAV of the funds as of the close of the NYSE on the valuation date.  All securities in the JNL/Select Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by approved pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Commodity-linked structured notes and credit-linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer.  Options and futures contracts traded on a liquid exchange are valued at the last sales price as of the close of business on the local exchange.  Options traded on an illiquid exchange are valued at the most recent bid quotation obtained from a broker/dealer.  Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time.  In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.  Non-exchange traded derivatives such as options and swap agreements are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Un der the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of an investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

For expanded disclosure of fair value measurements, please see the Notes to the Schedules of Investments, FASB ASC Topic 820, “Fair Value Measurements and Disclosure”.  In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal y ears beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The JNL/Select Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars.  Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreci ation on investments.  Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance  of  their  duties  to the Funds.   In addition,  certain of the Funds’  contracts  with service providers  contain  general  indemnification  clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3.  SECURITIES AND OTHER INVESTMENTS
Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers pay the Funds’ securities lending agent negotiated lender fees and the Funds receive a fee equal to a percentage of the negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily.  Any shor tfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

JPMorgan Chase Bank, N.A. (“JPM Chase”) or (“Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, both separate limited liability companies sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meani ng of Rule 2a-7 under the 1940 Act, which governs money market funds.

At June 30, 2010, the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC were valued at $1.00 per unit.  Values were determined using methodologies consistent with those previously described in Security Valuation.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

U.S. Government Agencies or Government-Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (&# 8220;FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors who are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided i nterest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship.  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury announced the creation of a new sec ured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. Sometimes these securities are referred to as “private placements”.  Unregistered securities may be deemed “illiquid” because there is no readily available market for sale of the securities.  Many of these securities are  valued by approved pricing services.  These securities are sometimes valued in good faith using procedures adopted by the Board after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance.  Where future dispositions of the securities require registration under the Securit ies Act of 1933, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - A Fund may invest in repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand.  The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements.  The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest.  Procedures for all repurchase agreements have been designed to monitor that the daily mark et value of the collateral is in excess of the repurchase agreement in the event of default.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - A Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a security by a Fund and a simultaneous agreement by the purchaser, generally a bank or broker dealer, to resell that security to the Fund at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the value of the security sold by the Fund may decline below the repurchase price of the security. The Fund’s sub-adviser will pledge assets determined to be liquid or otherwise cov er its obligations under reverse repurchase agreements.

Delayed-Delivery Securities - A Fund may purchase or sell securities on a delayed delivery basis, including To Be Announced (“TBA”) securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these trans actions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss.  When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, certain Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.  Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.

Forward Sales Commitments – A Fund may purchase or sell forward sales commitments.  A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  The purchase of a forward sales commitment involves the risk of

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date.  A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may sell these securities before they are delivered, which may result in capital gain or loss.

Dollar Roll Transactions - A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains off setting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Inflation-Indexed Bonds - A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a potion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Funded portions of credit agreements are presented in the Schedules of Investments.  Unfunded loan commitments are presented in the Notes to the Schedules of Investments.  Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or (depreciation) is included in the Statements of Assets and Liabilities and the Statements of Operations.

Securities Sold Short - A Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security.  Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount so maintained plus any amounts deposited with the broker or segregated as collateral will equal the current valu e of the security sold short; or (b) otherwise cover the Fund’s short position. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Potential losses from short sales may be unlimited.

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt security that contains a return component based on the movement of a commodity index or other measure.  These notes typically pay periodic interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations.  Performance of the particular commodity index will affect performance of the commodity-linked structured note.  Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index.  They may be more volatile and l ess liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables.  Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index.  In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt securities.

NOTE 4.  FINANCIAL DERIVATIVE INSTRUMENTS
FASB ASC Topic 815,  “Derivatives and Hedging" – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks fo r each instrument held by the Funds are discussed in the following paragraphs.

A tabular disclosure for each derivative instrument by risk category is presented in the Notes to the Schedules of Investments which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain (loss) in the Statements of Operations for each derivative instrument.

Credit Linked Notes - A Fund may invest in credit linked notes in the normal course of pursuing its investment objectives.  The Funds invest in credit linked notes to manage portfolio risk and to gain exposure to certain foreign markets.  The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit.  Credit linked notes that the Funds invest in are listed instruments that typically provide the same return as the underlying reference credit.  Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference asset or basket of assets.  The Fund generally will receive a fixed or floating coupon an d the note’s par value upon maturity.  If a specified credit event occurs, such as default or declaring bankruptcy, the Fund will experience a delay in repayment or forego interest.  The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.  In effect, the Fund will receive a higher yield in exchange for assuming the risk of a specified credit event.  The underlying entity and its credit rating, for each credit linked note, is presented parenthetically in the Schedules of Investments.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales, to minimize foreign currency exposure on portfolio securities denominated in foreign currencies or as part of its investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it d oes establish a rate of exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

daily and change in value is recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts on the Statements of Assets and Liabilities.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may use futures contracts to manage its exposure to or hedge against changes in securities prices, interest rates and foreign currency rates or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the "initial margin".  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluc tuation in the value of the contracts.  Such receipts or payments, known as the "variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin reflected in the Statements of Assets and Liabilities.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  The Funds may also suffer a loss on futures contacts.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.< /font>
Options Transactions – A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may buy and sell (“write”) call and put options on securities, futures, currencies and swaps (“swaptions”) and inflation caps and floors to manage its exposure to or hedge against changes in securities prices, interest rates, foreign currencies, inflation and interest and credit default swap valuations or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Swaptions are illiquid investments.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation unde r the contract.

When a Fund writes a call or put option or inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current market value of the option.  The purpose of an inflation cap is to protect the buyer from inflation erosion above a certain rate.  An inflation floor can be used to provide downside protection to investments in inflation-linked products.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price different from the current value.  There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.  The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time th e inflation cap or floor was entered into.

Swap Agreements  - Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange the return generated by one instrument for the return generated by another instrument.  Swap agreements are illiquid investments.  If a Fund transacts in swap agreements, they are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of terminatio n include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified to a specific swap agreement.  The Fund’s collateral delivered to counterparties as of June 30, 2010 is included in a table in the Notes to the Schedules of Investments. Collateral received from counterparties is included in deposits from counterparties in the Statements of Assets and Liabilities.

Swap agreements are marked to market daily and change in value is recorded by a Fund as unrealized gain or loss.  Swap premiums paid or received at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors as appropriate.  These upfront payments are recorded as realized gain or loss upon termination or maturity of the swap.  A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain (loss).

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements.  The credit risk associated with favorable contracts is reduced by master netting arrangements to the extent that if an

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.  A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Credit Default Swap Agreements –- A Fund may be subject to credit and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of that particular swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall, or interest shortfall.

A Fund may use credit default swap agreements on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to de liver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.  Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event.  Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals.  Prepayments, principal pay downs, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.  These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.  A credit index is a basket of credit instruments or exposures designed to represent some part of the credit market as a whole.  These indices are made up of reference credits that are judged by a pool of dealers to be the liquid entities in the credit default swap market based o n the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the names in the index, and if there is a credit event, the credit event is settled based on that name’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

A Fund can be either a seller or buyer of protection when entering into a credit default swap agreement.  As a seller of protection, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the r ecovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010, for which the Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments.  These p otential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives.  A Fund may enter into interest rate swap agreements to hedge against the risk that the value of its fixed rate bond investments will decrease as interest rates rise and to maintain its ability to generate income at prevailing market rates.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements may include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark; or basis swap, under which two parties can exchange variable interest rates based on different money markets.

A Fund's maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract's remaining life, to the extent this amount is positive.  This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Total Return Swap Agreements - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objectives.  A Fund may enter into a total return swap agreement to manage its exposure to or hedge against changes in securities prices and interest rates or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate oblig ation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund's maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract's remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund's maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

NOTE 5.  OTHER INVESTMENT RISKS
Emerging Market Securities Risk – Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets.  Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries.  These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Market, Credit and Counterparty Risk - In the normal course of business the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.  Financial assets, which potentially ex pose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.  In addition, private equity companies are subject to minimal regulation.  In addition to the risks associated with the JNL/Red Rocks Listed Private Equity Fund’s direct investments, the Fund is also subject to the underlying risks which affect the listed private equity companies in which the Fund invests.  Listed private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

Real Estate Investment Risk – The JNL/AIM Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  The value of a Fund’ s investment in REITs may be affected by the management skill of the persons managing the REIT.  Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses.  Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

NOTE 6.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES
Advisory Fee - The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the sub-advisers as compensation for their services.  The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B

JNL/American Funds Blue Chip Income
and Growth Fund	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.65%	0.65%
JNL/American Funds Global Bond Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65
JNL/American Funds Global Small
Capitalization Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70
JNL/American Funds Growth-Income Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65
JNL/American Funds International Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80
JNL/American Funds New World Fund	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.00	1.00
JNL Institutional Alt Funds	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.10	0.10	0.10	0.10
JNL/AIM International Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/AIM Large Cap Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/AIM Global Real Estate Fund	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/AIM Small Cap Growth Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Capital Guardian Global Diversified
Research Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.65	0.60	0.60	0.60
JNL/Capital Guardian U.S. Growth Equity Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.55	0.55	0.55
JNL/Credit Suisse Commodity Securities Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/Credit Suisse Long/Short Fund	0.80	0.80	0.80	0.80	0.80	0.80	0.75	0.75	0.75	0.75	0.75	0.75
JNL/Eagle Core Equity Fund	0.65	0.65	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55	0.55	0.55
JNL/Eagle SmallCap Equity Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65
JNL/Franklin Templeton Founding
Strategy Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Franklin Templeton Global Growth Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton Income Fund	0.80	0.80	0.75	0.75	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton International Small
Cap Growth Fund	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.90	0.90	0.90	0.90
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85	0.85	0.85	0.77	0.77	0.77	0.77	0.75	0.75	0.75	0.75
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/Goldman Sachs Emerging
Markets Debt Fund	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Ivy Asset Strategy Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/JPMorgan International Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/JPMorgan MidCap Growth Fund	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.60	0.60	0.55
JNL/JPMorgan U.S. Government & Quality
Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.40	0.40	0.35	0.35	0.35	0.35
JNL/Lazard Emerging Markets Fund	1.00	1.00	0.90	0.90	0.90	0.85	0.85	0.85	0.85	0.85	0.85	0.85
JNL/Lazard Mid Cap Equity Fund	0.75	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/M&G Global Basics Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80
JNL/M&G Global Leaders Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80
JNL/Mellon Capital Management 10 x 10 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management Index 5 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management European
30 Fund	0.37	0.31	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B
JNL/Mellon Capital Management Pacific Rim
30 Fund	0.37%	0.31%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
JNL/Mellon Capital Management S&P 500
Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management
S&P 400 MidCap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management Small Cap
Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management
International Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management
Bond Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management Global
Alpha Fund	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	0.90	0.90	0.90	0.90
JNL/Oppenheimer Global Growth Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/PAM Asia ex-Japan Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/PAM China-India Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/PIMCO Real Return Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.475	0.475
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50
JNL/PPM America High Yield Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.45	0.45	0.425	0.425	0.425	0.425
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Value Equity Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.50	0.50	0.50	0.50
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80
JNL/S&P Funds	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.08	0.08	0.08	0.08
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Total Yield Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P 4 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Select Balanced Fund	0.55	0.50	0.50	0.475	0.475	0.475	0.45	0.45	0.425	0.425	0.425	0.425
JNL/Select Money Market Fund	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.25	0.25	0.25	0.25
JNL/Select Value Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.45	0.45	0.45	0.45
JNL/T. Rowe Price Established Growth Fund	0.65	0.65	0.65	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45	0.45	0.45	0.45	0.40	0.40	0.40	0.40	0.40	0.40	0.40
JNL/T. Rowe Price Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60

Administrative Fee – JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  The JNL Institutional Alt Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds pay JNAM an annual administrative fee of 0.05%.  The JNL American Funds, JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Credit Suisse Commodity Securities Fund, JNL/Credit Suisse Long/Short Fund, JNL/Fran klin Templeton Global Growth Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management International Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund and JNL/Red Rocks Listed Private Equity Fund pay JNAM an annual administration fee of 0.15%.  The JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund and JNL/PAM China-India Fund pay JNAM an annual administration fee of 0.20%.  All other Funds pay JNAM an annual administration fee of 0.10%.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chi ef Compliance Officer.

12b-1 Fees - The Funds, except for the JNL Institutional Alt Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds, adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors LLC ("JNLD"), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of Fund shares.  JNLD also i s the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries.  For all Funds which adopted the Distribution Plan, except for the JNL American Funds, the maximum

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares.  For the JNL American Funds, the maximum 12b-1 fee allowed shall be 0.25% of the average daily net assets attributable to the Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Fee Waiver and Expense Reimbursements – Effective October 1, 2009, the Board approved a contractual expense limitation agreement whereby JNAM agreed to waive fees and reimburse expenses of the JNL/Select Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period.  JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed after October 1, 2009.  During the period ended June 3 0, 2010, the Adviser waived expenses of the Fund in the amount of $1,318 (in thousands).  This amount is included in expense waiver in the Fund’s Statement of Operations.  During the period ended June 30, 2010, JNAM did not recover any previously reimbursed expenses.  At June 30, 2010, the amount of potentially recoverable expenses was $1,106 (in thousands) that expires on December 31, 2012 and $1,318 (in thousands) that expires on December 13, 2013.

Effective May 1, 2010, the Board approved a contractual fee waiver agreement whereby JNAM agree to waive a portion of its advisory fees for the JNL American Funds for the period each Fund invests its assets in its corresponding Master Fund.  The amount of the fee waiver is 0.45% for the JNL/American Funds Blue Chip Income and Growth Fund, 0.55% for the JNL/American Funds Global Bond Fund and the JNL/American Funds International Fund, 0.60% for the JNL/American Funds Global Small Capitalization Fund, 0.40% for the JNL/American Funds Growth-Income Fund and 0.80% for the JNL/American Funds New World Fund.  The agreement remains in effect for as long as the American Funds Master Feeder structure is in place.

Affiliated Brokerage Commissions - During the period ended June 30, 2010, the following Funds paid brokerage fees to affiliates of their Fund on the execution of purchases and sales of portfolio investments (in thousands):  JNL/Credit Suisse Commodity Securities Fund $3; JNL/Credit Suisse Long/Short Fund $6; JNL/Goldman Sachs Core Plus Bond Fund $2; JNL/Goldman Sachs Mid Cap Value Fund $12; and JNL/JPMorgan International Value Fund $1.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds offered by the Adviser at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds.  Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate p lan.  Deferred amounts under this plan are credited at a rate of return of five percent (5%).  Liabilities related to deferred balances are included in trustee fees payable in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions - A sub-adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2010, certain Funds invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  In addition, the Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the sub-adviser.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC.  The fair value and par value of each Fund’s investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Furthermore, the JNL Institutional Alt  Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds invested solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Fund LLC.  The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent Company of Jackson.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal pl ace of business is in the United States of America.  The JNL/Mellon Capital Management S&P 500 Index Fund invested in the Bank of New York Mellon Corporporation, the parent company of the Fund’s sub-adviser.  The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund invested in T. Rowe Price Reserves Investment Fund; JNL/T. Rowe Price Value Fund invested in T. Rowe Price Institutional Floating Rate Fund; and JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Opportunity Fund, LLC  which are affiliates of each Fund’s sub-adviser.  The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of O perations.

NOTE 7.  FEDERAL INCOME TAX MATTERS
The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  These reclassifications have no impact on net assets.  Temporary differences do not require reclassification.

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

At December 31, 2009, the Funds’ last fiscal year end, the following Funds had unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains.  If not used, the capital loss carryovers will expire as follows:

		Year(s) of			Year(s) of
	Amount	Expiration		Amount	Expiration
JNL/AIM International Growth Fund	$96,662	2016-2017	JNL/M&G Global Leaders Fund	$ 56	2016-2017
JNL/AIM Large Cap Growth Fund	74,423	2016-2017	JNL/Mellon Capital Management S&P 500 Index Fund	18,194	2016
JNL/AIM Global Real Estate Fund	99,263	2016-2017	JNL/Mellon Capital Management S&P 400 MidCap
JNL/AIM Small Cap Growth Fund	4,251	2016-2017	Index Fund	7,167	2017
JNL/Capital Guardian Global Balanced Fund	52,326	2016-2017	JNL/Mellon Capital Management Small Cap Index Fund	17,385	2017
JNL/Capital Guardian Global Diversified			JNL/Mellon Capital Management International Index Fund	6,033	2017
Research Fund	173,326	2010-2017	JNL/Oppenheimer Global Growth Fund	8,678	2017
JNL/Capital Guardian U.S. Growth Equity Fund	244,208	2010-2017	JNL/PAM Asia ex-Japan Fund	2,871	2016-2017
JNL/Credit Suisse Commodity Securities Fund	117,362	2016-2017	JNL/PPM America High Yield Bond Fund	73,274	2010-2017
JNL/Credit Suisse Long/Short Fund	4,435	2016	JNL/PPM America Mid Cap Value Fund	3,060	2016-2017
JNL/Eagle Core Equity Fund	16,895	2016-2017	JNL/PPM America Small Cap Value Fund	600	2016-2017
JNL/Eagle SmallCap Equity Fund	46,059	2016-2017	JNL/PPM America Value Equity Fund	120,004	2016-2017
JNL/Franklin Templeton Founding Strategy Fund	9,243	2016	JNL/S&P Managed Conservative Fund	13,545	2017
JNL/Franklin Templeton Global Growth Fund	41,744	2016-2017	JNL/S&P Managed Moderate Fund	20,190	2016-2017
JNL/Franklin Templeton Income Fund	85,503	2016-2017	JNL/S&P Managed Moderate Growth Fund	27,986	2015-2017
JNL/Franklin Templeton International Small			JNL/S&P Managed Growth Fund	25,433	2016-2017
Cap Growth Fund	23,292	2016-2017	JNL/S&P Managed Aggressive Growth Fund	22,000	2012-2017
JNL/Franklin Templeton Mutual Shares Fund	68,775	2016-2017	JNL/S&P Disciplined Moderate Fund	878	2017
JNL/Franklin Templeton Small Cap Value Fund	9,318	2016-2017	JNL/S&P Disciplined Moderate Growth Fund	1,672	2017
JNL/Goldman Sachs Mid Cap Value Fund	53,962	2016-2017	JNL/S&P Disciplined Growth Fund	425	2017
JNL/JPMorgan International Value Fund	193,746	2016-2017	JNL/Select Balanced Fund	47,113	2016-2017
JNL/JPMorgan MidCap Growth Fund	165,297	2010-2017	JNL/Select Value Fund	99,810	2016-2017
JNL/JPMorgan U.S. Government & Quality			JNL/T. Rowe Price Established Growth Fund	186,983	2016-2017
Bond Fund	1,850	2014-2017	JNL/T. Rowe Price Mid-Cap Growth Fund	25,313	2017
JNL/Lazard Emerging Markets Fund	84,372	2016-2017	JNL/T. Rowe Price Short-Term Bond Fund	20,447	2017
JNL/Lazard Mid Cap Equity Fund	82,465	2016-2017	JNL/T. Rowe Price Value Fund	78,342	2016-2017

At December 31, 2009, the Funds’ last fiscal year end, the following Funds had capital, currency, and/or passive foreign investment company (“PFIC”) mark to market losses (in thousands) realized after October 31, 2009 (“Post-October” losses), which were deferred for tax purposes to the first day of the following fiscal year:

	Amount		Amount
JNL/AIM International Growth Fund	$ 306	JNL/Lazard Emerging Markets Fund	$ 669
JNL/AIM Large Cap Growth Fund	2	JNL/M&G Global Leaders Fund	2
JNL/AIM Global Real Estate Fund	73	JNL/Mellon Capital Management European 30 Fund	24
JNL/Capital Guardian Global Balanced Fund	704	JNL/Mellon Capital Management Pacific Rim 30 Fund	1
JNL/Capital Guardian Global Diversified Research Fund	1,054	JNL/Mellon Capital Management International Index Fund	1,504
JNL/Capital Guardian U.S. Growth Equity Fund	680	JNL/Mellon Capital Management Bond Index Fund	94
JNL/Credit Suisse Commodity Securities Fund	97	JNL/Mellon Capital Management Global Alpha Fund	160
JNL/Eagle Core Equity Fund	415	JNL/Oppenheimer Global Growth Fund	4
JNL/Eagle SmallCap Equity Fund	80	JNL/PAM Asia ex-Japan Fund	7
JNL/Franklin Templeton Global Growth Fund	1,397	JNL/PAM China-India Fund	80
JNL/Franklin Templeton Income Fund	4,686	JNL/PPM America High Yield Bond Fund	923
JNL/Franklin Templeton International Small Cap Growth Fund	1,485	JNL/PPM America Value Equity Fund	303
JNL/Franklin Templeton Mutual Shares Fund	2,616	JNL/Red Rocks Listed Private Equity Fund	13
JNL/Franklin Templeton Small Cap Value Fund	1,467	JNL/S&P Managed Aggressive Growth Fund	790
JNL/Goldman Sachs Core Plus Bond Fund	732	JNL/S&P Dividend Income & Growth Fund	7,722
JNL/Goldman Sachs Mid Cap Value Fund	683	JNL/S&P Intrinsic Value Fund	5,168
JNL/Ivy Asset Strategy Fund	1,758	JNL/Select Value Fund	687
JNL/JPMorgan International Value Fund	627	JNL/T. Rowe Price Established Growth Fund	3,718
JNL/JPMorgan MidCap Growth Fund	326	JNL/T. Rowe Price Mid-Cap Growth Fund	2
JNL/JPMorgan U.S. Government & Quality Bond Fund	5	JNL/T. Rowe Price Short-Term Bond Fund	88

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

As of June 30, 2010, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) were as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/American Funds Blue Chip and Income and Growth Fund	$ 28,214	$ -	$ (1,651)	$ (1,651)
JNL/American Funds Global Bond Fund	20,842	39	(47)	(8)
JNL/American Funds Global Small Capitalization Fund	12,932	-	(501)	(501)
JNL/American Funds Growth-Income Fund	29,780	-	(1,821)	(1,821)
JNL/American Funds International Fund	23,300	41	(879)	(838)
JNL/American Funds New World Fund	17,228	66	(467)	(401)
JNL Institutional Alt 20 Fund	371,087	7,628	(15,771)	(8,143)
JNL Institutional Alt 35 Fund	543,555	12,457	(24,844)	(12,387)
JNL Institutional Alt 50 Fund	648,285	13,841	(29,587)	(15,746)
JNL Institutional Alt 65 Fund	401,633	5,132	(20,103)	(14,971)
JNL/AIM International Growth Fund	482,118	21,197	(55,264)	(34,067)
JNL/AIM Large Cap Growth Fund	654,885	61,461	(41,557)	19,904
JNL/AIM Global Real Estate Fund	484,651	9,518	(50,064)	(40,546)
JNL/AIM Small Cap Growth Fund	119,845	12,157	(11,110)	1,047
JNL/Capital Guardian Global Balanced Fund	313,564	14,061	(25,408)	(11,347)
JNL/Capital Guardian Global Diversified Research Fund	367,248	25,132	(34,375)	(9,243)
JNL/Capital Guardian U.S. Growth Equity Fund	681,860	51,346	(66,493)	(15,147)
JNL/Credit Suisse Commodity Securities Fund	680,938	25,989	(58,487)	(32,498)
JNL/Credit Suisse Long/Short Fund	137,902	573	(15,850)	(15,277)
JNL/Eagle Core Equity Fund	163,897	5,028	(15,969)	(10,941)
JNL/Eagle SmallCap Equity Fund	325,298	49,463	(28,315)	21,148
JNL/Franklin Templeton Founding Strategy Fund	1,088,206	15,608	(254,476)	(238,868)
JNL/Franklin Templeton Global Growth Fund	476,258	16,490	(108,012)	(91,522)
JNL/Franklin Templeton Income Fund	1,006,597	33,841	(96,155)	(62,314)
JNL/Franklin Templeton International Small Cap Growth Fund	178,670	1,150	(17,586)	(16,436)
JNL/Franklin Templeton Mutual Shares Fund	534,393	18,740	(81,838)	(63,098)
JNL/Franklin Templeton Small Cap Value Fund	228,791	18,945	(33,671)	(14,726)
JNL/Goldman Sachs Core Plus Bond Fund	1,058,587	33,810	(36,435)	(2,625)
JNL/Goldman Sachs Emerging Markets Debt Fund	472,254	11,239	(13,237)	(1,998)
JNL/Goldman Sachs Mid Cap Value Fund	371,024	14,070	(30,963)	(16,893)
JNL/Ivy Asset Strategy Fund	575,459	20,415	(33,155)	(12,740)
JNL/JPMorgan International Value Fund	523,233	14,479	(80,864)	(66,385)
JNL/JPMorgan MidCap Growth Fund	172,769	15,575	(15,985)	(410)
JNL/JPMorgan U.S. Government & Quality Bond Fund	900,609	58,164	(6,801)	51,363
JNL/Lazard Emerging Markets Fund	819,072	83,676	(55,057)	28,619
JNL/Lazard Mid Cap Equity Fund	164,542	12,372	(12,251)	121
JNL/M&G Global Basics Fund	128,532	6,396	(11,875)	(5,479)
JNL/M&G Global Leaders Fund	20,783	1,295	(1,929)	(634)
JNL/Mellon Capital Management 10 X 10 Fund	224,555	756	(30,871)	(30,115)
JNL/Mellon Capital Management Index 5 Fund	237,609	12,493	(12,164)	329
JNL/Mellon Capital Management European 30 Fund	17,853	31	(3,193)	(3,162)
JNL/Mellon Capital Management Pacific Rim 30 Fund	29,444	408	(1,887)	(1,479)
JNL/Mellon Capital Management S&P 500 Index Fund	1,078,237	110,773	(181,124)	(70,351)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	580,094	57,139	(103,546)	(46,407)
JNL/Mellon Capital Management Small Cap Index Fund	631,277	76,699	(108,101)	(31,402)
JNL/Mellon Capital Management International Index Fund	966,067	56,467	(204,366)	(147,899)
JNL/Mellon Capital Management Bond Index Fund	1,172,024	44,988	(7,141)	37,847
JNL/Mellon Capital Management Global Alpha Fund	137,892	1	(1)	-
JNL/Oppenheimer Global Growth Fund	345,773	21,097	(52,956)	(31,859)
JNL/PAM Asia ex-Japan Fund	99,282	3,868	(9,477)	(5,609)
JNL/PAM China-India Fund	264,645	21,657	(14,887)	6,770

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/PIMCO Real Return Fund	$ 2,689,880	$ 21,575	$ (20,879)	$ 696
JNL/PIMCO Total Return Bond Fund	3,473,080	93,025	(39,756)	53,269
JNL/PPM America High Yield Bond Fund	748,058	38,040	(21,959)	16,081
JNL/PPM America Mid Cap Value Fund	62,528	744	(9,532)	(8,788)
JNL/PPM America Small Cap Value Fund	56,829	181	(6,627)	(6,446)
JNL/PPM America Value Equity Fund	101,575	1,261	(7,509)	(6,248)
JNL/Red Rocks Listed Private Equity Fund	383,814	17,960	(36,296)	(18,336)
JNL/S&P Managed Conservative Fund	788,164	26,846	(34,744)	(7,898)
JNL/S&P Managed Moderate Fund	1,272,594	47,227	(80,245)	(33,018)
JNL/S&P Managed Moderate Growth Fund	2,228,184	97,119	(250,318)	(153,199)
JNL/S&P Managed Growth Fund	1,778,827	47,868	(246,515)	(198,647)
JNL/S&P Managed Aggressive Growth Fund	712,523	657	(115,872)	(115,215)
JNL/S&P Disciplined Moderate Fund	229,576	5,582	(11,131)	(5,549)
JNL/S&P Disciplined Moderate Growth Fund	283,484	12,084	(29,896)	(17,812)
JNL/S&P Disciplined Growth Fund	99,775	4,812	(14,168)	(9,356)
JNL/S&P Competitive Advantage Fund	256,827	16,812	(23,382)	(6,570)
JNL/S&P Dividend Income & Growth Fund	295,191	16,421	(18,212)	(1,791)
JNL/S&P Intrinsic Value Fund	282,123	12,796	(19,101)	(6,305)
JNL/S&P Total Yield Fund	255,689	9,565	(24,602)	(15,037)
JNL/S&P 4 Fund	613,745	66,895	(21,751)	45,144
JNL/Select Balanced Fund	1,004,408	44,227	(52,829)	(8,602)
JNL/Select Money Market Fund	813,847	-	-	-
JNL/Select Value Fund	864,063	60,978	(88,904)	(27,926)
JNL/T. Rowe Price Established Growth Fund	1,079,526	120,038	(92,010)	28,028
JNL/T. Rowe Price Mid-Cap Growth Fund	936,631	136,216	(84,357)	51,859
JNL/T. Rowe Price Short-Term Bond Fund	735,668	10,157	(6,180)	3,977
JNL/T. Rowe Price Value Fund	910,782	66,083	(129,975)	(63,892)

The tax character of distributions paid (in thousands) during the Funds’ last fiscal year ended December 31, 2009 was as follows:

	Net Ordinary	Long-term		Net Ordinary	Long-term
	Income*	Capital Gain		Income*	Capital Gain

JNL/AIM International Growth Fund	$ 8,057	$ -	JNL/JPMorgan International Value Fund	$ 19,883	$ -
JNL/AIM Large Cap Growth Fund	1,467	-	JNL/JPMorgan U.S. Government & Quality
JNL/AIM Global Real Estate Fund	6,185	-	Bond Fund	17,148	-
JNL/Capital Guardian Global Balanced Fund	5,564	-	JNL/Lazard Emerging Markets Fund	9,742	-
JNL/Capital Guardian Global Diversified			JNL/Lazard Mid Cap Equity Fund	1,101	-
Research Fund	4,300	-	JNL/M&G Global Basics Fund	186	36
JNL/Capital Guardian U.S. Growth Equity Fund	674	-	JNL/M&G Global Leaders Fund	95	-
JNL/Credit Suisse Commodity Securities Fund	4,274	-	JNL/Mellon Capital Management 10 X 10 Fund	6,552	6,382
JNL/Credit Suisse Long/Short Fund	570	-	JNL/Mellon Capital Management Index 5 Fund	1,700	1,937
JNL/Eagle Core Equity Fund	842	-	JNL/Mellon Capital Management European 30 Fund	825	9
JNL/Franklin Templeton Founding Strategy Fund	449	-	JNL/Mellon Capital Management Pacific
JNL/Franklin Templeton Global Growth Fund	5,602	-	Rim 30 Fund	868	11
JNL/Franklin Templeton Income Fund	38,708	-	JNL/Mellon Capital Management S&P
JNL/Franklin Templeton International Small			500 Index Fund	11,232	-
Cap Growth Fund	1,566	-	JNL/Mellon Capital Management S&P 400
JNL/Franklin Templeton Mutual Shares Fund	13,028	-	MidCap Index Fund	4,539	-
JNL/Franklin Templeton Small Cap Value Fund	1,070	-	JNL/Mellon Capital Management Small Cap
JNL/Goldman Sachs Core Plus Bond Fund	31,690	2,940	Index Fund	3,324	2,300
JNL/Goldman Sachs Emerging Markets Debt Fund	150	-	JNL/Mellon Capital Management International
JNL/Goldman Sachs Mid Cap Value Fund	2,460	-	Index Fund	15,689	49

*    Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

JNL Series Trust (Unaudited)
Notes to the Financial Statements (continued)

	Net Ordinary	Long-term		Net Ordinary	Long-term
	Income*	Capital Gain		Income*	Capital Gain

JNL/Mellon Capital Management Bond Index Fund	$ 20,350	$ 41	JNL/S&P Disciplined Moderate Fund	$ 2,845	$ 1,066
JNL/Oppenheimer Global Growth Fund	3,563	14,502	JNL/S&P Disciplined Moderate Growth Fund	3,991	2,254
JNL/PAM Asia ex-Japan Fund	5	-	JNL/S&P Disciplined Growth Fund	1,712	992
JNL/PIMCO Real Return Fund	26,838	-	JNL/S&P Competitive Advantage Fund	27	-
JNL/PIMCO Total Return Fund	108,793	4,500	JNL/S&P Total Yield Fund	33	-
JNL/PPM America High Yield Bond Fund	32,394	-	JNL/S&P 4 Fund	5,196	-
JNL/PPM America Mid Cap Value Fund	86	-	JNL/S&P Total Yield Fund	33	-
JNL/PPM America Small Cap Value Fund	77	-	JNL/S&P 4 Fund	5,196	-
JNL/PPM America Value Equity Fund	4,090	-	JNL/Select Balanced Fund	15,798	-
JNL/Red Rocks Listed Private Equity Fund	6,775	-	JNL/Select Money Market Fund	2,068	-
JNL/S&P Managed Conservative Fund	10,219	5,948	JNL/Select Value Fund	10,354	-
JNL/S&P Managed Moderate Fund	11,077	11,102	JNL/T. Rowe Price Established Growth Fund	2,260	-
JNL/S&P Managed Moderate Growth Fund	10,776	40,252	JNL/T. Rowe Price Mid-Cap Growth Fund	291	140
JNL/S&P Managed Growth Fund	23,405	44,252	JNL/T. Rowe Price Short-Term Bond Fund	13,187	4,270
JNL/S&P Managed Aggressive Growth Fund	11,203	17,264	JNL/T. Rowe Price Value Fund	9,649	-

*    Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2006, 2007, 2008, and 2009, which remain subject to examination, by the Internal Revenue Service.  These returns are not subjec t to examination by any other tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2010.

NOTE 8.  SUBSEQUENT EVENTS
At a meeting held on May 25, 2010, the Board voted to approve replacing Credit Suisse Asset Management, LLC as the sub-adviser for JNL/Credit Suisse Commodity Securities Fund with BlackRock Investment Management, LLC, and replacing Credit Suisse Asset Management, LLC with Goldman Sachs Asset Management, L.P. as sub-adviser for JNL/Credit Suisse Long/Short Fund, effective October 11, 2010.  At that time, the Funds’ names will be changed to JNL/BlackRock Commodity Securities Fund and JNL/Goldman Sachs U.S. Equity Flex Fund, respectively.  Additionally, at the same meeting, the Board voted to approve the following Fund name changes effective October 11, 2010; JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund and JNL/AIM Small Cap Growth Fund will become JNL/Invesco Global Rea l Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund and JNL/Invesco Small Cap Growth Fund, respectively.

Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account and the total expenses would be higher if they were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2010	6/30/2010	Ratios	Period	1/1/2010	6/30/2010	Ratios	Period
JNL/American Funds Blue Chip Income and Growth Fund*
Class A	$1,000.00	$ 860.00	0.67%	$ 3.09	$1,000.00	$1,021.47	0.67%	$ 3.36
Class B	1,000.00	860.00	0.42	1.94	1,000.00	1,022.71	0.42	2.11
JNL/American Funds Global Bond Fund*
Class A	1,000.00	988.00	0.57	2.81	1,000.00	1,021.97	0.57	2.86
Class B	1,000.00	988.00	0.32	1.58	1,000.00	1,023.21	0.32	1.61
JNL/American Funds Global Small Capitalization Fund*
Class A	1,000.00	871.00	0.60	2.78	1,000.00	1,021.82	0.60	3.01
Class B	1,000.00	872.00	0.35	1.62	1,000.00	1,023.06	0.35	1.76
JNL/American Funds Growth-Income Fund*
Class A	1,000.00	855.00	0.72	3.31	1,000.00	1,021.22	0.72	3.61
Class B	1,000.00	855.00	0.47	2.16	1,000.00	1,022.46	0.47	2.36
JNL/American Funds International Fund*
Class A	1,000.00	879.00	0.72	3.35	1,000.00	1,021.22	0.72	3.61
Class B	1,000.00	880.00	0.47	2.19	1,000.00	1,022.46	0.47	2.36
JNL/American Funds New World Fund*							-
Class A	1,000.00	914.00	0.68	3.23	1,000.00	1,021.42	0.68	3.41
Class B	1,000.00	914.00	0.43	2.04	1,000.00	1,022.66	0.43	2.16
JNL Institutional Alt 20 Fund
Class A	1,000.00	958.40	0.20	0.97	1,000.00	1,023.80	0.20	1.00
JNL Institutional Alt 35 Fund
Class A	1,000.00	950.20	0.20	0.97	1,000.00	1,023.80	0.20	1.00
JNL Institutional Alt 50 Fund
Class A	1,000.00	952.10	0.20	0.97	1,000.00	1,023.80	0.20	1.00
JNL Institutional Alt 65 Fund
Class A	1,000.00	947.70	0.20	0.97	1,000.00	1,023.80	0.20	1.00
JNL/AIM International Growth Fund
Class A	1,000.00	914.80	1.02	4.84	1,000.00	1,019.74	1.02	5.11
Class B	1,000.00	915.30	0.82	3.89	1,000.00	1,020.73	0.82	4.11
JNL/AIM Large Cap Growth Fund
Class A	1,000.00	943.30	0.97	4.67	1,000.00	1,019.98	0.97	4.86
Class B	1,000.00	944.50	0.77	3.71	1,000.00	1,020.98	0.77	3.86
JNL/AIM Global Real Estate Fund
Class A	1,000.00	940.20	1.06	5.10	1,000.00	1,019.54	1.06	5.31
Class B	1,000.00	940.60	0.86	4.14	1,000.00	1,020.53	0.86	4.31

Disclosure of Fund Expenses (Unaudited) (continued)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2010	6/30/2010	Ratios	Period	1/1/2010	6/30/2010	Ratios	Period
JNL/AIM Small Cap Growth Fund
Class A	$1,000.00	$ 981.20	1.15%	$ 5.65	$1,000.00	$1,019.09	1.15%	$ 5.76
Class B	1,000.00	982.50	0.95	4.67	1,000.00	1,020.08	0.95	4.76
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	926.30	1.01	4.82	1,000.00	1,019.79	1.01	5.06
Class B	1,000.00	927.90	0.81	3.87	1,000.00	1,020.78	0.81	4.06
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	896.70	1.08	5.08	1,000.00	1,019.44	1.08	5.41
Class B	1,000.00	897.40	0.88	4.14	1,000.00	1,020.43	0.88	4.41
JNL/Capital Guardian U.S. Growth Equity Fund
Class A	1,000.00	899.20	0.96	4.52	1,000.00	1,020.03	0.96	4.81
Class B	1,000.00	900.20	0.76	3.58	1,000.00	1,021.03	0.76	3.81
JNL/Credit Suisse Commodity Securities Fund
Class A	1,000.00	879.90	1.00	4.66	1,000.00	1,019.84	1.00	5.01
Class B	1,000.00	880.30	0.80	3.73	1,000.00	1,020.83	0.80	4.01
JNL/Credit Suisse Long/Short Fund
Class A	1,000.00	903.70	1.60	7.55	1,000.00	1,016.86	1.60	8.00
Class B	1,000.00	905.50	1.40	6.61	1,000.00	1,017.85	1.40	7.00
JNL/Eagle Core Equity Fund
Class A	1,000.00	930.00	0.94	4.50	1,000.00	1,020.13	0.94	4.71
Class B	1,000.00	931.40	0.74	3.54	1,000.00	1,021.12	0.74	3.71
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	1,000.60	1.02	5.06	1,000.00	1,019.74	1.02	5.11
Class B	1,000.00	1,001.80	0.82	4.07	1,000.00	1,020.73	0.82	4.11
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	944.00	0.06	0.29	1,000.00	1,024.50	0.06	0.30
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	880.90	1.08	5.04	1,000.00	1,019.44	1.08	5.41
Class B	1,000.00	882.40	0.88	4.11	1,000.00	1,020.43	0.88	4.41
JNL/Franklin Templeton Income Fund
Class A	1,000.00	998.90	0.97	4.81	1,000.00	1,019.98	0.97	4.86
Class B	1,000.00	998.90	0.77	3.82	1,000.00	1,020.98	0.77	3.86
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1,000.00	947.40	1.31	6.33	1,000.00	1,018.30	1.31	6.56
Class B	1,000.00	947.70	1.11	5.36	1,000.00	1,019.29	1.11	5.56
JNL/Franklin Templeton Mutual Shares Fund
Class A	1,000.00	951.40	1.06	5.13	1,000.00	1,019.54	1.06	5.31
Class B	1,000.00	952.90	0.86	4.16	1,000.00	1,020.53	0.86	4.31
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	966.70	1.15	5.61	1,000.00	1,019.09	1.15	5.76
Class B	1,000.00	967.70	0.95	4.63	1,000.00	1,020.08	0.95	4.76
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	1,057.40	0.88	4.49	1,000.00	1,020.43	0.88	4.41
Class B	1,000.00	1,057.50	0.68	3.47	1,000.00	1,021.42	0.68	3.41
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	1,037.80	1.08	5.46	1,000.00	1,019.44	1.08	5.41
Class B	1,000.00	1,038.60	0.88	4.45	1,000.00	1,020.43	0.88	4.41
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	968.50	1.02	4.98	1,000.00	1,019.74	1.02	5.11
Class B	1,000.00	969.60	0.82	4.00	1,000.00	1,020.73	0.82	4.11

Disclosure of Fund Expenses (Unaudited) (continued)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2010	6/30/2010	Ratios	Period	1/1/2010	6/30/2010	Ratios	Period
JNL/Ivy Asset Strategy Fund
Class A	$1,000.00	$ 929.90	1.26%	$ 6.03	$1,000.00	$1,018.55	1.26%	$ 6.31
Class B	1,000.00	930.80	1.06	5.07	1,000.00	1,019.54	1.06	5.31
JNL/JPMorgan International Value Fund
Class A	1,000.00	838.20	1.02	4.65	1,000.00	1,019.74	1.02	5.11
Class B	1,000.00	838.60	0.82	3.74	1,000.00	1,020.73	0.82	4.11
JNL/JPMorgan MidCap Growth Fund
Class A	1,000.00	956.10	1.01	4.90	1,000.00	1,019.79	1.01	5.06
Class B	1,000.00	957.20	0.81	3.93	1,000.00	1,020.78	0.81	4.06
JNL/JPMorgan U.S. Government and Quality Bond Fund
Class A	1,000.00	1,070.20	0.72	3.70	1,000.00	1,021.22	0.72	3.61
Class B	1,000.00	1,071.40	0.52	2.67	1,000.00	1,022.22	0.52	2.61
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	965.90	1.24	6.04	1,000.00	1,018.65	1.24	6.21
Class B	1,000.00	966.90	1.04	5.07	1,000.00	1,019.64	1.04	5.21
JNL/Lazard Mid Cap Equity Fund
Class A	1,000.00	976.70	1.02	5.00	1,000.00	1,019.74	1.02	5.11
Class B	1,000.00	978.00	0.82	4.02	1,000.00	1,020.73	0.82	4.11
JNL/M&G Global Basics Fund
Class A	1,000.00	908.70	1.20	5.68	1,000.00	1,018.84	1.20	6.01
Class B	1,000.00	909.80	1.00	4.74	1,000.00	1,019.84	1.00	5.01
JNL/M&G Global Leaders Fund
Class A	1,000.00	880.80	1.21	5.64	1,000.00	1,018.79	1.21	6.06
Class B	1,000.00	881.80	1.01	4.71	1,000.00	1,019.79	1.01	5.06
JNL/Mellon Capital Management 10 x 10 Fund
Class A	1,000.00	954.10	0.05	0.24	1,000.00	1,024.55	0.05	0.25
JNL/Mellon Capital Management Index 5 Fund
Class A	1,000.00	959.50	0.05	0.24	1,000.00	1,024.55	0.05	0.25
JNL/Mellon Capital Management European 30 Fund
Class A	1,000.00	848.70	0.78	3.58	1,000.00	1,020.93	0.78	3.91
Class B	1,000.00	849.70	0.58	2.66	1,000.00	1,021.92	0.58	2.91
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A	1,000.00	984.90	0.79	3.89	1,000.00	1,020.88	0.79	3.96
Class B	1,000.00	985.80	0.59	2.90	1,000.00	1,021.87	0.59	2.96
JNL/Mellon Capital Management S&P 500 Index Fund
Class A	1,000.00	930.70	0.58	2.78	1,000.00	1,021.92	0.58	2.91
Class B	1,000.00	932.90	0.38	1.82	1,000.00	1,022.91	0.38	1.91
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A	1,000.00	983.00	0.60	2.95	1,000.00	1,021.82	0.60	3.01
Class B	1,000.00	984.10	0.40	1.97	1,000.00	1,022.81	0.40	2.01
JNL/Mellon Capital Management Small Cap Index Fund
Class A	1,000.00	978.10	0.60	2.94	1,000.00	1,021.82	0.60	3.01
Class B	1,000.00	979.30	0.40	1.96	1,000.00	1,022.81	0.40	2.01
JNL/Mellon Capital Management International Index Fund
Class A	1,000.00	857.10	0.68	3.13	1,000.00	1,021.42	0.68	3.41
Class B	1,000.00	857.30	0.48	2.21	1,000.00	1,022.41	0.48	2.41
JNL/Mellon Capital Management Bond Index Fund
Class A	1,000.00	1,050.90	0.58	2.95	1,000.00	1,021.92	0.58	2.91
Class B	1,000.00	1,051.20	0.38	1.93	1,000.00	1,022.91	0.38	1.91

Disclosure of Fund Expenses (Unaudited) (continued)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2010	6/30/2010	Ratios	Period	1/1/2010	6/30/2010	Ratios	Period
JNL/Mellon Capital Management Global Alpha Fund
Class A	$1,000.00	$1,012.10	1.35%	$ 6.74	$1,000.00	$1,018.10	1.35%	$ 6.76
Class B	1,000.00	1,012.10	1.15	5.74	1,000.00	1,019.09	1.15	5.76
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	923.40	1.06	5.06	1,000.00	1,019.54	1.06	5.31
Class B	1,000.00	924.20	0.86	4.10	1,000.00	1,020.53	0.86	4.31
JNL/PAM Asia ex-Japan Fund
Class A	1,000.00	927.50	1.30	6.21	1,000.00	1,018.35	1.30	6.51
Class B	1,000.00	928.80	1.10	5.26	1,000.00	1,019.34	1.10	5.51
JNL/PAM China-India Fund
Class A	1,000.00	985.70	1.33	6.55	1,000.00	1,018.20	1.33	6.66
Class B	1,000.00	987.10	1.13	5.57	1,000.00	1,019.19	1.13	5.66
JNL/PIMCO Real Return Fund
Class A	1,000.00	1,052.70	0.82	4.17	1,000.00	1,020.73	0.82	4.11
Class B	1,000.00	1,053.30	0.62	3.16	1,000.00	1,021.72	0.62	3.11
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,056.60	0.81	4.13	1,000.00	1,020.78	0.81	4.06
Class B	1,000.00	1,057.40	0.61	3.11	1,000.00	1,021.77	0.61	3.06
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,040.70	0.76	3.85	1,000.00	1,021.03	0.76	3.81
Class B	1,000.00	1,041.50	0.56	2.83	1,000.00	1,022.02	0.56	2.81
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	963.60	1.06	5.16	1,000.00	1,019.54	1.06	5.31
Class B	1,000.00	963.60	0.86	4.19	1,000.00	1,020.53	0.86	4.31
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	979.70	1.05	5.15	1,000.00	1,019.59	1.05	5.26
Class B	1,000.00	979.70	0.85	4.17	1,000.00	1,020.58	0.85	4.26
JNL/PPM America Value Equity Fund
Class A	1,000.00	936.90	0.85	4.08	1,000.00	1,020.58	0.85	4.26
Class B	1,000.00	937.10	0.65	3.12	1,000.00	1,021.57	0.65	3.26
JNL/Red Rocks Listed Private Equity Fund
Class A	1,000.00	940.20	1.19	5.72	1,000.00	1,018.89	1.19	5.96
Class B	1,000.00	941.50	0.99	4.77	1,000.00	1,019.89	0.99	4.96
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,017.40	0.17	0.85	1,000.00	1,023.95	0.17	0.85
JNL/S&P Managed Moderate Fund
Class A	1,000.00	997.10	0.16	0.79	1,000.00	1,024.00	0.16	0.80
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	973.40	0.15	0.73	1,000.00	1,024.05	0.15	0.75
JNL/S&P Managed Growth Fund
Class A	1,000.00	951.60	0.15	0.73	1,000.00	1,024.05	0.15	0.75
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	941.70	0.18	0.87	1,000.00	1,023.90	0.18	0.90
JNL/S&P Disciplined Moderate Fund
Class A	1,000.00	960.80	0.18	0.88	1,000.00	1,023.90	0.18	0.90
JNL/S&P Disciplined Moderate Growth Fund
Class A	1,000.00	940.70	0.18	0.87	1,000.00	1,023.90	0.18	0.90
JNL/S&P Disciplined Growth Fund
Class A	1,000.00	925.40	0.18	0.86	1,000.00	1,023.90	0.18	0.90

Disclosure of Fund Expenses (Unaudited) (continued)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2010	6/30/2010	Ratios	Period	1/1/2010	6/30/2010	Ratios	Period
JNL/S&P Competitive Advantage Fund
Class A	$1,000.00	$ 927.60	0.71%	$ 3.39	$1,000.00	$1,021.27	0.71%	$ 3.56
Class B	1,000.00	928.60	0.51	2.44	1,000.00	1,022.27	0.51	2.56
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	990.80	0.71	3.50	1,000.00	1,021.27	0.71	3.56
Class B	1,000.00	992.00	0.51	2.52	1,000.00	1,022.27	0.51	2.56
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	965.10	0.71	3.46	1,000.00	1,021.27	0.71	3.56
Class B	1,000.00	967.30	0.51	2.49	1,000.00	1,022.27	0.51	2.56
JNL/S&P Total Yield Fund
Class A	1,000.00	935.20	0.71	3.41	1,000.00	1,021.27	0.71	3.56
Class B	1,000.00	936.30	0.51	2.45	1,000.00	1,022.27	0.51	2.56
JNL/S&P 4 Fund
Class A	1,000.00	953.90	0.05	0.24	1,000.00	1,024.55	0.05	0.25
JNL/Select Balanced Fund
Class A	1,000.00	970.00	0.76	3.71	1,000.00	1,021.03	0.76	3.81
Class B	1,000.00	969.90	0.56	2.74	1,000.00	1,022.02	0.56	2.81
JNL/Select Money Market Fund
Class A	1,000.00	1,000.00	0.26	1.29	1,000.00	1,023.51	0.26	1.30
Class B	1,000.00	1,000.00	0.28	1.39	1,000.00	1,023.41	0.28	1.40
JNL/Select Value Fund
Class A	1,000.00	925.40	0.80	3.82	1,000.00	1,020.83	0.80	4.01
Class B	1,000.00	926.50	0.60	2.87	1,000.00	1,021.82	0.60	3.01
JNL/T. Rowe Price Established Growth Fund
Class A	1,000.00	920.20	0.89	4.24	1,000.00	1,020.38	0.89	4.46
Class B	1,000.00	921.10	0.69	3.29	1,000.00	1,021.37	0.69	3.46
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	995.00	1.01	5.00	1,000.00	1,019.79	1.01	5.06
Class B	1,000.00	995.90	0.81	4.01	1,000.00	1,020.78	0.81	4.06
JNL/T. Rowe Price Short-Term Bond Fund
Class A	1,000.00	1,019.60	0.73	3.66	1,000.00	1,021.17	0.73	3.66
Class B	1,000.00	1,021.50	0.53	2.66	1,000.00	1,022.17	0.53	2.66
JNL/T. Rowe Price Value Fund
Class A	1,000.00	938.60	0.94	4.52	1,000.00	1,020.13	0.94	4.71
Class B	1,000.00	940.00	0.74	3.56	1,000.00	1,021.12	0.74	3.71

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).  For Funds with less than 6- month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.
*  Fund has less than 6-month’s operating history.

Additional Disclosures

Quarterly Portfolio Holdings
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Fund toll-free at 800-766-4683.

Additional Disclosures (continued)

Proxy Voting Guidelines
The Board has adopted the proxy voting policy and procedure (“Policy”) of the Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, except Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), which does not have a proxy voting policy, nor does SPIAS vote proxies.  The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Policies”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and infor mation on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) on Jackson’s or Jackson NY’s website at www.jackson.com, and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address and (Age)	Position(s) Held with the Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Interested Trustee
Mark D. Nerud (44) 1 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	100
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to present); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

Other Directorships Held by Trustee: None

Disinterested Trustees
Michael Bouchard (54) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	100
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)

Other Directorships Held by Trustee: None

William J. Crowley, Jr. (64) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

Other Directorships Held by Trustee:
Director of Alpha Natural Resources; Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Bio Veris Corporation (from 5/2003 until 6/2007 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2004 until 5/2009 when the company was acquired)

Dominic D’Annunzio (72) 1 Corporate Way Lansing, MI 48951	Chairman of the Board 2 (2/2004 to present) Trustee 2 (2/2002 to present)	100
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)

Other Directorships Held by Trustee: None

Michelle Engler (52) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	100
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

Other Directorships Held by Trustee: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

1 Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Asset Management, LLC, the Adviser.
2 The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with the Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Disinterested Trustees
James Henry, Ph.D. (71) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to July 2009)

Other Directorships Held by Trustee: None

Richard McLellan (68) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/1994 to present)	100
Principal Occupation(s) During Past 5 Years:
Attorney (2010 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009); Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Adjunct Associate Professor, Michigan State University (2008 to present)

Other Directorships Held by Trustee: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (59) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Trustee:
Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to present); Member of the Boards of each of the Calamos Mutual Funds (2002 to present) since 2002; Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

Patricia A. Woodworth (55) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years:
Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

Other Directorships Held by Trustee: None

Officers
Karen J. Buiter (45) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Vice President – Financial Reporting of the Adviser (4/2008 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008).

Other Directorships Held by Trustee: Not Applicable

Kelly L. Crosser (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/2006 to 4/2007): Senior Paralegal of Jackson National Life Insurance Company (6/2004 to 2/2006)

Other Directorships Held by Trustee: Not Applicable

Name, Address and (Age)	Position(s) Held with the Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Officers
Steven J. Fredricks (39) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present); Attorney of Jackson National Life Insurance Company (2/2002 to 1/2005)

Other Directorships Held by Trustee: Not Applicable

Danielle A. Hernandez (30) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Compliance Analyst of the Adviser (6/2009 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009); Administrative Assistant of the Adviser (12/2005 To 08/2006); Executive Assistant at the U.S. House Of Representatives, Washington, D.C. (2002 To 2005)

Other Directorships Held by Trustee: Not Applicable

Daniel W. Koors (40) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/2006 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President of the Adviser (1/2009 to present) and Chief Financial Officer of the Adviser (1/2007 to present); Vice President of the Adviser (1/2007 to 12/2008); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/2006 to 12/2006); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to present); Partner of Deloitte & Touche LLP (2003 to June 2006)

Other Directorships Held by Trustee: Not Applicable

Michael Piszczek (52) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President – Tax of the Adviser (11/2007 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

Other Directorships Held by Trustee: Not Applicable

Susan S. Rhee (38) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/2004 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

Other Directorships Held by Trustee: Not Applicable

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 48909-8402, Lansing, Michigan 48951 or by visiting www.jackson.com.

Trustees and Officers of JNL Series Trust (the “Trust”)

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2010:

Trustee	Aggregate Compensation from the Trust1	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Michael Bouchard	$49,516	$0	$0	$64,0004
William J. Crowley, Jr.	$47,581	$0	$0	$61,5005
Dominic D’Annunzio 3	$59,187	$0	$0	$76,5006
Michelle Engler	$49,516	$0	$0	$64,000
James Henry	$47,581	$0	$0	$61,5007
Richard McLellan	$55,318	$0	$0	$71,500
William R. Rybak	$49,516	$0	$0	$64,000
Patricia Woodworth	$53,384	$0	$0	$69,0008
Steven J. Fredricks 2	$135,986	$0	$0	$175,765

1
The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust and JNL Variable Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees is $532,000.

2
Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.
4	Amount includes $3,200 deferred by Mr. Bouchard.
5	Amount includes $36,900 deferred by Mr. Crowley.
6	Amount includes $38,250 deferred by Mr. D’Annunzio.
7	Amount includes $43,050 deferred by Mr. Henry.
8	Amount includes $69,000 deferred by Ms. Woodworth.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Supplement Dated May 1, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

For the JNL/PPM America Mid Cap Value Fund, please delete the table entitled “Average Annual Total Returns as of December 31, 2009” in its entirety and replace it with the following:

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Mid Cap Value Fund (Class A)	47.38%	-9.46%
Russell MidCap Value Index	34.21%	-5.58%
Russell MidCap Index	40.48%	-5.03%

This Supplement is dated May 1, 2010.

(To be used with JMV2731 05/10, VC4224 05/10, VC5869 05/10, VC5890 05/10, VC5995 05/10, VC3723 05/10, VC3656 05/10, VC5526 05/10, VC3657 05/10, FVC4224FT 05/10, NV4224 05/10, NV3174CE 05/10, NV5526 05/10, NV3784 05/10, NV5869 05/10, NV5890 05/10, HR105 05/10 and VC2440 05/10.)

CMV5458 05/10

Supplement Dated May 1, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable life product(s).

For the JNL/PPM America Mid Cap Value Fund, please delete the table entitled “Average Annual Total Returns as of December 31, 2009” in its entirety and replace it with the following:

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Mid Cap Value Fund (Class B)	47.82%	-9.25%
Russell MidCap Value Index	34.21%	-5.58%
Russell MidCap Index	40.48%	-5.03%

This Supplement is dated May 1, 2010.

(To be used with VC5825 05/10, VC5884 05/10, and VC5885 05/10.)

CMU5459 05/10

Supplement Dated May 1, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated May 1, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus, for the JNL/PAM China-India Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Krishna Kumar	2009	Investment Director

For the JNL/PAM China-India Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the second paragraph in its entirety and replace it with the following:

Krishna Kumar, ACA, AICWAI, is a Portfolio Manager and Investment Director with PAM Singapore.  Mr. Kumar joined PAM Singapore in 2009 and has over 15 years of investment experience.  Mr. Kumar was previously at Birla Sun Life AMC and a PAM Singapore’s joint venture affiliate in India.  He has also spent time in equity research and sales.  Mr. Kumar holds a Bachelor of Commerce degree and is a member of the Institute of Chartered Accountants of India.  Mr. Kumar is a qualified Chartered Accountant and Cost Accountant from India.

This Supplement is dated May 1, 2010.

(To be used with JMV2731 05/10, VC4224 05/10, VC5869 05/10, VC5890 05/10, VC5995 05/10, VC3723 05/10, VC3656 05/10, VC5526 05/10, VC3657 05/10, FVC4224FT 05/10, VC5825 05/10, VC5884 05/10, VC5885 05/10NV4224 05/10, NV3174CE 05/10, NV5526 05/10, NV3784 05/10, NV5869 05/10, NV5890 05/10, HR105 05/10 and VC2440 05/10.)

CMX5472 05/10

Supplement Dated May 1, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the section entitled “More About the Funds,” please add the following paragraphs in the sub-section entitled “Regulatory Inquiries and Pending Litigation”:

JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, and JNL/Goldman Sachs Mid Cap Value Fund

On April 16, 2010, the U.S. Securities and Exchange Commission (“SEC”) brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against Goldman, Sachs & Co. (“GS&Co.”) and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors.  GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.

Neither Goldman Sachs Asset Management, L.P. or Goldman Sachs Asset Management International (collectively “GSAM”) nor any GSAM-managed funds have been named in the complaint.  Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.

In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material affect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM-managed funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GS&Co., GSAM and their affiliates would be ineligible to serve as an investment adviser or principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

This Supplement is dated May 1, 2010.

(To be used with JMV2731 05/10, VC4224 05/10, VC5869 05/10, VC5890 05/10, VC5995 05/10, VC3723 05/10, VC3656 05/10, VC5526 05/10, VC3657 05/10, FVC4224FT 05/10, VC5825 05/10, VC5884 05/10, VC5885 05/10NV4224 05/10, NV3174CE 05/10, NV5526 05/10, NV3784 05/10, NV5869 05/10, NV5890 05/10, NV5825 05/10, HR105 05/10 and VC2440 05/10.)

CMX5491 05/10

Supplement Dated May 20, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated May 20, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective May 3, 2010, in the summary prospectus, for the JNL/Credit Suisse Commodity Securities Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mika Toikka	2010	Managing Director
Christopher Burton, CFA	2009	Director
Andrew B. Karsh	2009	Director

Effective May 3, 2010, in the summary prospectus, for the JNL/Credit Suisse Long/Short Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Mika Toikka	2010	Managing Director

Effective May 3, 2010, for the JNL/Credit Suisse Commodity Securities Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the second and third paragraphs in its entirety and replace with the following:

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Mika Toikka, Andrew Karsh, and Christopher Burton.

Mika Toikka, Managing Director, is Global Head of Quantitative Equities Group and Quantitative Strategies. Mr. Toikka joined Credit Suisse Asset Management, LLC in May 2010. From September 2000 to April 2010 he held positions within Credit Suisse Group AG’s Investment Banking Division. Within the Arbitrage Trading area, his responsibilities have included running a variety of trading strategies and serving as the Head of Risk and Strategy for Global Arbitrage Trading.  Mr. Toikka holds a Master of Science degree in Applied Economics from the University of California Santa Cruz and a Bachelors degree in Economics from the University of California at Davis.

Effective May 3, 2010, for the JNL/Credit Suisse Long/Short Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the second and third paragraphs in its entirety and replace with the following:

The portfolio management group from the Credit Suisse Quantitative Equities Group manages the Fund.  Mr. Mika Toikka is responsible for the day-to-day management of the Fund.  Mr. Toikka has been a portfolio manager for the Fund since May 2010.

Mika Toikka, Managing Director, is Global Head of Quantitative Equities Group and Quantitative Strategies. Mr. Toikka joined Credit Suisse Asset Management, LLC in May 2010. From September 2000 to April 2010 he held positions within Credit Suisse Group AG’s Investment Banking Division. Within the Arbitrage Trading area, his responsibilities have included running a variety of trading strategies and serving as the Head of Risk and Strategy for Global Arbitrage Trading.  Mr. Toikka holds a Master of Science degree in Applied Economics from the University of California Santa Cruz and a Bachelors degree in Economics from the University of California at Davis.

Effective May 3, 2010, for the JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete each bullet in its entirety for David L. Berdon, Sean A. Butkus, J. Kelly Flynn, and John Arege.

This Supplement is dated May 20, 2010.

(To be used with JMV2731 05/10, VC4224 05/10, VC5869 05/10, VC5890 05/10, VC5995 05/10, VC3723 05/10, VC3656 05/10, VC5526 05/10, VC3657 05/10, FVC4224FT 05/10, VC5825 05/10, VC5884 05/10, VC5885 05/10, NV4224 05/10, NV3174CE 05/10, NV5526 05/10, NV3784 05/10, NV5869 05/10, NV5890 05/10, HR105 05/10 and VC2440 05/10.)

CMX5610 05/10

Supplement Dated May 20, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable life product.

Effective May 3, 2010, for the JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete each bullet in its entirety for David L. Berdon, Sean A. Butkus, J. Kelly Flynn, and John Arege.

This Supplement is dated May 20, 2010.

(To be used with NV5825 05/10.)

NMU5611NY 05/10

Supplement Dated June 1, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated June 1, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective May 25, 2010, in the summary prospectus, for the JNL/Select Money Market Fund, please delete the fourth paragraph of the section entitled “Performance” and replace it with the following:

The Fund is not a savings account and you should not consider it a deposit or obligation of any bank, credit union, or other banking and savings entity.  The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Effective May 25, 2010, in the prospectus, for the JNL/Select Money Market Fund, please delete the third paragraph of the section entitled “Principal Investment Strategies” and replace it with the following:

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.  The Fund may also invest in unrated securities that are of comparable quality as rated securities, as determined by the Sub-Adviser in accordance with procedures adopted by the Fund’s Board.

Effective May 25, 2010, in the prospectus, for the JNL/Select Money Market Fund, please delete the fifth paragraph of the section entitled “Principal Investment Strategies” and replace it with the following:

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The weighted average maturity of the Fund’s portfolio shall not exceed 60 days and the weighted average life of the Fund’s portfolio shall not exceed 120 days.  The Fund may invest more than 25% of its assets in the banking industry.

This Supplement is dated June 1, 2010.

(To be used with JMV2731 05/10, VC4224 05/10, VC5869 05/10, VC5890 05/10, VC5995 05/10, VC3723 05/10, VC3656 05/10, VC3652 05/10, VC5526 05/10, VC3657 05/10, FVC4224FT 05/10, VC5825 05/10, VC5884 05/10, VC5885 05/10, NV4224 05/10, NV3174CE 05/10, NV5526 05/10, NV3784 05/10, NV5869 05/10, NV5890 05/10, NV5825 05/10, HR105 05/10 and VC2440 05/10.)

CMX5624 06/10

Supplement Dated June 14, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated June 14, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective May 1, 2010, in the summary prospectus, for the JNL/Franklin Templeton Income Fund, please add the following paragraph to the end of the section entitled “Principal Investment Strategies”:

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk, generate income or gain investment exposure using a variety of derivative instruments, which may include purchasing or selling call and put options. A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Effective May 1, 2010, in the summary prospectus, for the JNL/Franklin Templeton Income Fund, please add the following paragraph to the end of the section entitled “Principal Risks of Investing in the Fund”:

•
Hedging Instruments - The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing or selling call and put options. A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

Effective May 1, 2010, in the summary prospectus, for the JNL/Franklin Templeton Income Fund, please delete the chart of individuals in the section entitled “Portfolio Managers” in its entirety, and replace it with the following:

Name:	Joined Management Team In:	Title:
Edward D. Perks, CFA	2006	Senior Vice President of Advisers
Charles B. Johnson	2006	Chairman of Franklin Resources, Inc.

Effective May 1, 2010, in the prospectus, for the JNL/Franklin Templeton Income Fund, please add the following as the eighth paragraph of the section entitled “Principal Investment Strategies”:

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk, generate income or gain investment exposure using a variety of derivative instruments, which may include purchasing or selling call and put options. A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Effective May 1, 2010, in the prospectus, for the JNL/Franklin Templeton Income Fund, please add the following as the fifth bullet under the first paragraph of the section entitled “Principal Risks of Investing in the Fund”:

•	Hedging Instruments

Effective May 1, 2010, in the prospectus, for the JNL/Franklin Templeton Income Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety, and replace it with the following:

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Edward D. Perks, CFA (Senior Vice President of Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson (Chairman of Franklin Resources, Inc.) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1957.

Effective May 1, 2010, in the “GLOSSARY OF RISKS” section at the end of the Prospectus, please add the following risk after the risk entitled “Growth investing risk”:

Hedging Instruments - The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing or selling call and put options. A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.

This Supplement is dated June 14, 2010.

(To be used with JMV2731 05/10, VC4224 05/10, VC5869 05/10, VC5890 05/10, VC5995 05/10, VC3723 05/10, VC3656 05/10, VC5526 05/10, VC3657 05/10, FVC4224FT 05/10, VC5825 05/10, VC5884 05/10, VC5885 05/10, NV4224 05/10, NV3174CE 05/10, NV5526 05/10, NV3784 05/10, NV5869 05/10, NV5890 05/10, NV5825 05/10, NMV2731 06/10, HR105 05/10 and VC2440 05/10.)
CMX5735 06/10

Supplement Dated July 1, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated July 1, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective June 25, 2010, in the summary prospectus, for the JNL/AIM Large Cap Growth Fund, please delete the chart of individuals in the section entitled “Portfolio Managers” in its entirety, and replace it with the following:

Name:	Joined Management Team In:	Title:
Ido Cohen	2010	Portfolio Manager
Eric Voss	2010	Portfolio Manager (Lead Manager)

Effective June 25, 2010, in the disclosure, for the JNL/AIM Large Cap Growth Fund, please delete the third paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety, and replace it with the following:

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.  From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).  Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.

•
Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.  From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).  Prior to 2006, he was a portfolio manager with Wells Capital Management.

This Supplement is dated July 1, 2010.

(To be used with JMV2731 05/10, VC4224 05/10, VC5869 05/10, VC5890 05/10, VC5995 05/10, VC3723 05/10, VC3656 05/10, VC5526 05/10, VC3657 05/10, FVC4224FT 05/10, VC5825 05/10, VC5884 05/10, VC5885 05/10, NV4224 05/10, NV3174CE 05/10, NV5526 05/10, NV3784 05/10, NV5869 05/10, NV5890 05/10, NV5825 05/10, NMV2731 06/10, HR105 05/10 and VC2440 05/10.)
CMX5850 07/10

Supplement Dated August 4, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the section entitled “More About the Funds,” in the sub-section entitled “Regulatory Inquiries and Pending Litigation,” please delete the disclosure for the “JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, and JNL/Goldman Sachs Mid Cap Value Fund” in its entirety and replace it with the following:

JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, and JNL/Goldman Sachs Mid Cap Value Fund

On April 16, 2010, the Securities and Exchange Commission (“SEC”) brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against Goldman, Sachs & Co. (“GS&Co.”) and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors.  On July 14, 2010, the SEC and GS&Co. entered into a consent agreement settling this action.  On July 20, 2010, the U.S. District Court entered a final judgment approving the settlement.

GSAM, GS & Co. and certain of their affiliates have received temporary exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.-registered mutual funds.  Due to a provision in the law governing the operation of mutual funds, they would otherwise have become in eligible to perform these activities as a result of the District Court’s final judgment.  GSAM, GS & Co. and certain of their affiliates have applied for final exemptive relief.  While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.  In the view of GS&Co. and GSAM, neither the matters alleged in any such similar proceedings nor their eventual resolution are likely to have a material affect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM managed funds.

This Supplement is dated August 4, 2010.

(To be used with JMV2731 05/10, VC4224 05/10, VC5869 05/10, VC5890 05/10, VC5995 05/10, VC3723 05/10, VC3656 05/10, VC5526 05/10, VC3657 05/10, FVC4224FT 05/10, VC5825 05/10, VC5884 05/10, VC5885 05/10NV4224 05/10, NV3174CE 05/10, NV5526 05/10, NMV2731 06/10, NV3784 05/10, NV5869 05/10, NV5890 05/10, NV5825 05/10, HR105 05/10 and VC2440 05/10.)

CMX5947 08/10

Supplement Dated August 16, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

On May 24-25, 2010, Jackson National Asset Management, LLC recommended and the Board of Trustees of the JNL Series Trust (“Board”) approved the following changes that will be effective October 11, 2010.

Contract owners will be sent an Information Statement containing additional information on the change of sub-adviser for the JNL/Credit Suisse Commodity Securities Fund.

A change of sub-adviser was approved for JNL/Credit Suisse Commodity Securities Fund (“Fund”).  The Fund will be sub-advised by BlackRock Investment Management, LLC.  The name of the Fund will change to JNL/BlackRock Commodity Securities Fund.

Contract owners will be sent an Information Statement containing additional information on the change of sub-adviser for the JNL/Credit Suisse Long/Short Fund.

A change of sub-adviser was approved for JNL/Credit Suisse Long/Short Fund (“Fund”).  The Fund will be sub-advised by Goldman Sachs Asset Management, L.P.  The name of the Fund will change to JNL/Goldman Sachs U.S. Equity Flex Fund.

This Supplement is dated August 16, 2010.

(To be used with JMV2731 05/10, VC4224 05/10, VC5869 05/10, VC5890 05/10, VC5995 05/10, VC3723 05/10, VC3656 05/10, VC5526 05/10, VC3657 05/10, FVC4224FT 05/10, VC5825 05/10, VC5884 05/10, VC5885 05/10, NV4224 05/10, NV3174CE 05/10, NV5526 05/10, NMV2731 06/10, NV3784 05/10, NV5869 05/10, NV5890 05/10, HR105 05/10 and VC2440 05/10.)
CMX5948 08/10

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JNL SERIES TRUST
(the “TRUST”)

APPROVAL OF THE TRUST’S
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of each Fund and, as required by law, determines annually whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-advisory agreement(s).

At a meeting on May 24-25, 2010, the Board, including all of the Independent Trustees, considered information relating to the continuation of the investment sub-advisory agreements between JNAM and certain Sub-Advisers to the Trust, continuation of sub-sub advisory agreements, and approval of one new sub-advisory agreement (collectively, “Sub-Advisory Agreements”) (together, “Agreements” refers to the Agreement and applicable Sub-Advisory Agreements).  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the co nclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2011.

In reviewing the Advisory Agreement and considering the information, the Board was advised by outside legal counsel to the Trust, and the Independent Trustees were advised by independent legal counsel.  The Board considered the factors it deemed relevant: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) whether economies of scale may be realized as each Fund grows and whether the fee structure reflects the economies of scale for each Fund’s investors, and (5) other benefits that may accrue to JNAM through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Advisory Agreement.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub- advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark or relevant blended benchmark.  This consideration was based on JNAM’s assertion that the custom or blended benchmark may, in many circumstances, be a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that utilize a specific investment focus.  A custom benchmark may not be available for certain periods presented, in which case the Fund was compared to its primary benchmark.  The performance r eviewed by the Board was for periods ended on December 31, 2009 (unless otherwise noted).  When available, the Board considered one-, five-, ten-year, or since inception performance.

Existing Funds – JNL Series Trust:

JNL Institutional Alt 20 Fund.  The Board considered that the Fund underperformed its primary and blended benchmarks since inception.   The Board also took into account that the Fund commenced operations in April 2009.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 35 Fund.  The Board noted that the Fund underperformed its primary benchmark, but performed consistently with its blended benchmark since inception.   The Board also considered that the Fund commenced operations in April 2009.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 50 Fund.  The Board considered that the Fund underperformed its primary benchmark, but outperformed its blended benchmark since inception.   The Board also took into account that the Fund commenced operations in April 2009.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 65 Fund.  The Board considered that the Fund underperformed its primary benchmark, but outperformed its blended benchmark since inception.   The Board also considered that the Fund commenced operations in April 2009.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/AIM Global Real Estate Fund.  The Board considered that the Fund outperformed the peer group and underperformed its benchmark for the one-year period.  The Board also noted that the Fund outperformed its benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM International Growth Fund.  The Board considered that the Fund outperformed its benchmark for the one-year, five-year, and ten-year periods.  The Fund underperformed the peer group for the five-year and ten-year periods and outperformed the peer group for the one-year period.  The Board also took into account that AIM began sub-advising the Fund in December 2007 and the Sub-Adviser had only two years to develop its performance record.  The Board noted, therefore, that it would be prudent to allow the Sub-Adviser more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Large Cap Growth Fund.  The Board took into account that the Fund underperformed its benchmark and the peer group for the one-year period.  The Fund underperformed its benchmark and outperformed the peer group for the five-year period.  The Fund outperformed its benchmark since inception.  The Board also considered that the Fund outperformed the benchmark four out of the past six calendar years and ranked in the top half of the peer group  in  five of the last six calendar years.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Small Cap Growth Fund.  The Board considered that the Fund outperformed its benchmark and the peer group for the one-year and five-year periods.  The Fund underperformed its benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian Global Balanced Fund.  The Board considered that the Fund underperformed the blended benchmark and the peer group for the one-year period.  The Board noted that the Fund underperformed its blended benchmark and outperformed the peer group for the five-year period and underperformed its blended benchmark since inception.  The Board also took into account that Capital Guardian began sub-advising the Fund in December 2007 and the Sub-Adviser had only two years to develop its performance record.  The Board noted, therefore, that it would be prudent to allow the Sub-Adviser more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders t o renew the Agreements.

JNL/Capital Guardian Global Diversified Research Fund.  The Board considered that while the Fund underperformed its benchmark and peer group for the five-year and ten-year periods, the Fund outperformed its benchmark and the peer group for the one-year period.  The Board also considered that Capital Guardian began sub-advising the Fund in December 2007.  The Board noted, therefore, that it would be prudent to allow the Sub-Adviser more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian U.S. Growth Equity Fund.  The Board took into account that the Fund underperformed its benchmark and the peer group for all periods.  The Board also considered that Capital Guardian began sub-advising the Fund in December 2007 and the Sub-Adviser had only two years to develop its performance record.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Credit Suisse Commodity Securities Fund.  The Board considered that while the Fund underperformed the peer group for the one-year period, the Fund outperformed its custom and primary benchmarks for the one-year and since inception periods.  The Board approved a recommendation for a Sub-Adviser change effective October 2010.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements through the date of the Sub-Adviser change.

JNL/Credit Suisse Long/Short Fund.  The Board considered that the Fund underperformed its benchmark and outperformed the peer group for the one-year period.  The Board also noted that the Fund outperformed its benchmark since inception.  The Board approved a recommendation for a Sub-Adviser change effective October 2010.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements through the date of the Sub-Adviser change.

JNL/Eagle Core Equity Fund.  The Board considered that the Fund underperformed its benchmark and the peer group for the five-year and ten-year periods.  The Board also took into account that the Fund outperformed its benchmark and the peer group for the one-year period.  The Board noted the Sub-Adviser’s assertion that the Fund remains positioned to benefit from an improving economic and earnings environment.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eagle SmallCap Equity Fund.  The Board took into account that the Fund outperformed its benchmark and underperformed the peer group for the one-year period.  The Board also noted that the Fund outperformed its benchmark and the peer group for the five-year and ten-year periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Founding Strategy Fund.  The Board noted that the Fund outperformed its primary and blended benchmarks and the peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Franklin Templeton Global Growth Fund.  The Board considered that the Fund underperformed its benchmark since inception.  However, the Fund outperformed its benchmark and the peer group for the one-year period.  The Board also considered that the Fund commenced operations in January 2007 and concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund.  The Board considered that the Fund outperformed both its primary benchmark and the peer group for the one-year period and outperformed its primary benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton International Small Cap Growth Fund.  The Board noted that the Fund outperformed its benchmarks and the peer group for the one-year period.  The Fund underperformed its benchmarks since inception.  The Board also noted that Franklin Templeton began sub-advising the Fund in May 2010 and that the Fund’s performance record was attributable to a previous Sub-Adviser.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Mutual Shares Fund.  The Board took into account that the Fund underperformed its benchmark since inception.  However, the Fund outperformed its benchmark and the peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Small Cap Value Fund.  The Board considered that the Fund underperformed its benchmark since inception.  However, the Fund outperformed its benchmark and the peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Core Plus Bond Fund.  The Board considered that the Fund underperformed the peer group and outperformed its benchmark for the one-year period.  The Fund underperformed its benchmark and the peer group for the five-year period and outperformed its benchmark and the peer group for the ten-year period.   The Board noted, however, that Goldman Sachs began sub-advising the Fund in April 2007.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Emerging Markets Debt Fund.  The Board took into account that the Fund underperformed its benchmark since inception.  However, the Fund outperformed its benchmark and the peer group for the one-year period.  The Board also considered that the Fund commenced operations in October 2008 and concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Mid Cap Value Fund.  The Board considered that the Fund underperformed its benchmark and outperformed its peer group for the one-year period.  The Board also noted that the Fund outperformed its benchmark since inception.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan International Value Fund.  The Board considered that the Fund underperformed its benchmark and outperformed the peer group for the one-year period.  The Fund outperformed both its benchmark and the peer group for the five-year period and underperformed both its benchmark and the peer group for the ten-year period.  The Board noted management’s assertion that stock selection in the insurance sector was the primary detractor from Fund performance.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Midcap Growth Fund.  The Board considered that the Fund underperformed its benchmark and peer group for the one-, five-, and ten-year periods.  The Board also took into account that JPMorgan began sub-advising the Fund in December 2007.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board considered management’s assertion that stock selection in the financial services and health care sectors was the primary detractor from Fund performance.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Government & Quality Bond Fund.  The Board took into account that the Fund outperformed its benchmark and underperformed the peer group for the one-year period.  The Board also noted that the Fund underperformed its benchmark, but outperformed its peer group for the five-year and ten-year periods.  The Board also considered that JPMorgan began sub-advising the Fund in April 2007.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Emerging Markets Fund.  The Board took into account that the Fund underperformed its benchmark and peer group for the one-year period and underperformed its benchmark since inception.  The Board noted, however, that despite the recent underperformance versus the benchmark, the Adviser asserted that the Fund is managed in a manner consistent with its investment strategy.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Mid Cap Equity Fund.  The Board considered that the Fund underperformed its benchmark and outperformed the peer group for the one-year period.  The Fund underperformed its benchmark and the peer group for the five-year period.  The Fund outperformed its benchmark and performed consistently with the peer group for the ten-year period.  The Board noted the Sub-Adviser’s assertion that its forward-looking, fundamental research process is particularly well designed for the kind of uncertainty that the Sub-Adviser anticipates the markets to experience.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/M&G Global Basics Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for the one-year period and outperformed its benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/M&G Global Leaders Fund.  The Board considered that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark since inception.  The Fund underperformed the peer group during the one-year period.  The Board also took into account that the Fund commenced operations in October 2008.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management S&P 500 Index Fund.  The Board noted that the Fund outperformed its peer group for the one-year period and underperformed its peer group for the five-year period.  However, the Fund performed consistently with the benchmark (before Fund expenses) for the one-, five, and since inception periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund.  The Board considered that the Fund performed consistently with its benchmark (before Fund expenses) for the five-year period and since inception and underperformed the peer group for the five-year period.  However, the Fund outperformed both its benchmark and the peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Small Cap Index Fund.  The Board considered that the Fund performed consistently with its benchmark (before Fund expenses) for the one-year, five-year, and since inception periods.  The Fund underperformed the peer group for the five-year period and outperformed the peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management International Index Fund.  The Board took into account that the Fund underperformed its benchmark for the one-year period and performed consistently with its benchmark (before Fund expenses) for the five-year and since inception periods.  The Fund outperformed the peer group for the one-year period and performed consistently with its peer group for the five-year period.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Bond Index Fund.  The Board considered that the Fund performed consistently with its benchmark (before Fund expenses) for the one-year, five-year and since inception periods and consistently with its peer group for the one-year period.   The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 10 x 10 Fund.  The Board considered that the Fund underperformed its benchmarks and the peer group for the one-year period and underperformed its benchmark since inception.  The Board noted that the Fund utilizes a “passive” investment, buy and hold strategy. The Board also took into account that the Fund commenced operations in April 2007 and concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Management Index 5 Fund.  The Board took into account that the Fund performed consistently with its blended benchmark and underperformed the peer group for the one-year period.  The Fund also underperformed its benchmark since inception.  The Board noted that the Fund utilizes a “passive” investment, buy and hold strategy.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Management European 30 Fund.  The Board considered that the Fund underperformed its custom benchmark for the one-year period and since inception.  The Fund outperformed its primary benchmark for the one-year period and since inception and outperformed the peer group for the one-year period.  The Board also took into account that the Fund commenced operations in October 2008.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Pacific Rim 30 Fund.  The Board took into account that the Fund underperformed its custom benchmark for the one-year and since inception periods and underperformed the peer group for the one-year period.  However, the Fund outperformed its primary benchmark since inception and performed consistently with the primary benchmark for the one-year period.  The Board also considered that the Fund commenced operations in October 2008.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Oppenheimer Global Growth Fund.  The Board took into account that the Fund outperformed its benchmark for the one-year, five-year, and since inception periods.  The Fund outperformed the peer group for the one-year period and performed consistently with the peer group for the five-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PAM Asia ex-Japan Fund.  The Board noted that the Fund underperformed its benchmark, but significantly outperformed the peer group for the one-year period.  The Board also noted that the Fund outperformed its benchmark since inception.  The Board also considered that the Fund commenced operations in December 2007 and concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PAM China-India Fund.  The Board considered that the Fund outperformed the peer group and performed consistently with its blended benchmark for the one-year period.  The Board also noted that the Fund performed consistently with its blended benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Real Return Fund.  The Board took into account that the Fund outperformed both its benchmark and the peer group for the one-year period.  The Fund also outperformed its benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Total Return Bond Fund.  The Board noted that the Fund outperformed both its benchmark and the peer group for the one-, five-, and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund.  The Board considered that the Fund underperformed its benchmark for the one-, five-, and ten-year periods and underperformed its peer group for the five-year period.  However, the Fund outperformed the peer group for the one-year and ten-year periods.  The Board noted the Sub-Adviser’s assertion that its focus on bottom-up, fundamental credit selection will be particularly important in 2010.  The Board also noted that PPM America has only been the Sub-Adviser for this Fund since April 2007 and concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Mid Cap Value Fund.  The Board took into account that the Fund underperformed its benchmarks and the peer group since inception.  However, the Fund outperformed its benchmarks and the peer group for the one-year period.  The Board also took into account the Sub-Adviser’s assertion that the Fund’s portfolio offers an attractive long-term valuation based on several metrics.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Small Cap Value Fund.  The Board considered that the Fund underperformed its benchmarks and the peer group since inception.  However, the Fund outperformed its benchmarks and the peer group for the one-year period.  The Board also took into account that the Fund commenced operations in March 2008.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/PPM America Value Equity Fund.  The Board considered that the Fund outperformed its benchmark and the peer group for the one-year period.  The Board noted that the Fund underperformed the peer group and its benchmark for the five-year and ten-year periods.  The Board also noted that PPM America has only been the Sub-Adviser for this Fund since January 2007.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Red Rocks Listed Private Equity Fund.  The Board took into account that the Fund underperformed its benchmark and outperformed the peer group for the one-year period.  The Fund underperformed its benchmark since inception.  The Board also considered that the Fund commenced operations in October 2008.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Balanced Fund.  The Board considered that the Fund outperformed its blended benchmark for the one-, five-, and ten-year periods.  The Fund also outperformed the peer group for the five-year and ten-year periods, but underperformed the peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Money Market Fund.  The Board took into account that the Fund underperformed its primary benchmark for the one-, five-, and ten-year periods and underperformed its peer group for the ten-year period.  However, the Fund outperformed the peer group for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Value Fund.  The Board noted that the Fund outperformed its benchmark and underperformed the peer group for the one-year period.  The Board also noted that the Fund outperformed both its benchmark and the peer group for the five-year and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Competitive Advantage Fund.  The Board took into account that the Fund outperformed both its primary and custom benchmarks and the peer group for the one-year period.  The Board also noted that the Fund outperformed its benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Dividend Income & Growth Fund.  The Board noted that although the Fund underperformed its primary benchmark for the one-year period, the Fund outperformed its custom benchmark (before Fund expenses) for the one-year period and primary benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Intrinsic Value Fund.  The Board considered that the Fund outperformed its primary benchmark and underperformed its custom benchmark for the one-year period.  The Fund also outperformed its primary benchmark since inception.  The Board also took into account that the Fund commenced operations in December 2007.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Total Yield Fund.  The Board noted that the Fund outperformed its primary and custom benchmarks for the one-year period and outperformed its primary benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P 4 Fund.  The Board took into account that the Fund outperformed its primary benchmark and the peer group and performed consistently with its custom benchmark (before Fund expenses) for the one-year period.  The Board noted that the Fund also outperformed its primary benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/S&P Disciplined Growth Fund.  The Board considered that the Fund performed consistently with its benchmarks and the peer group for the one-year period and since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Disciplined Moderate Fund.  The Board considered that the Fund underperformed the peer group but outperformed its blended benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Disciplined Moderate Growth Fund.  The Board took into account that the Fund underperformed the peer group and performed consistently with its blended benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Conservative Fund.  The Board considered that the Fund underperformed the peer group for the one- and five-year periods.  The Fund also underperformed its blended benchmark for the five-year and since inception periods.  However, the Fund outperformed its blended benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Fund.  The Board noted that the Fund outperformed its blended benchmark and the peer group for the one-year period.  The Board noted that the Fund underperformed its blended benchmark and the peer group for the five-year period.  The Fund also outperformed its blended benchmark for the ten-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Growth Fund.  The Board considered that the Fund outperformed its blended benchmark for the one-, five-, and ten-year periods.  The Fund underperformed the peer group for the five-year period and performed consistently with the peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Growth Fund.  The Board took into account that the Fund outperformed its blended benchmark for the one-, five-, and ten-year periods.  The Fund underperformed the peer group for the five-year and ten-year periods, but outperformed the peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Aggressive Growth Fund.  The Board took into account that the Fund underperformed the peer group for the five-year and ten-year periods.  However, the Fund outperformed its blended benchmark for the one-, five-, and ten-year periods and outperformed the peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund.  The Board considered that the Fund outperformed its benchmark and the peer group for the one-year and ten-year periods.  The Board noted that the Fund outperformed its benchmark and performed consistently with the peer group for the five-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund.  The Board took into account that the Fund outperformed both its benchmark and the peer group for the one-, five-, and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Short-Term Bond Fund.  The Board considered that the Fund outperformed its benchmark and underperformed the peer group for the one-year period.  The Fund also underperformed its benchmark since inception.  The Board considered that the Sub-Adviser began managing the Fund in September 2009 and that most of the performance was attributable to a prior sub-advisor.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund.  The Board took into account that the Fund outperformed both its benchmark and the peer group for the one-year and five-year periods.  The Board also noted that the Fund outperformed its benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

New Funds – JNL Series Trust:

JNL/BlackRock Global Allocation Fund.  The Board noted that the Master Fund underperformed its benchmarks for the one-year period and outperformed its benchmarks for the five-year and ten-year periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Sub-Adviser Changes – JNL Series Trust:

JNL/BlackRock Commodity Securities Fund (formerly JNL/Credit Suisse Commodity Securities Fund).  The Board could not consider BlackRock’s performance as Sub-Adviser to the Fund because the transition from Credit Suisse to BlackRock had not yet occurred.  The Board noted that performance for similarly managed strategies underperformed its blended benchmark for the one-year period and outperformed all its benchmarks for the three-, five-, and ten-year periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreement.

JNL/Goldman Sachs Equity Flex Fund (formerly JNL/Credit Suisse Long/Short Fund).  The Board could not consider Goldman Sachs’ performance as Sub-Adviser to the Fund because the transition from Credit Suisse to Goldman Sachs had not yet occurred.  The Board considered that performance presented for a similarly managed strategy outperformed its benchmark since the strategy’s inception on August 1, 2008.  The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Existing Funds – JNL Investors Series Trust:

JNL Money Market Fund.  The Board considered that the Fund outperformed the peer group and its benchmark for the one-year period and since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Total Return Fund.  The Board considered that the Fund outperformed its benchmark and the peer group for the one-year period.  The Board also noted that the Fund outperformed its benchmark since inception.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s).  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers.  The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

Existing Funds – JNL Series Trust:

JNL Institutional Alt 20 Fund.  The Board considered that the Fund has no sub-advisory fees.  The Board noted that the Fund’s advisory fees and total expense ratios (both excluding and including underlying Fund expenses) are consistent with the respective peer group averages and each of the underlying funds is subject to individual analysis for purposes of contract approval.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Institutional Alt 35 Fund.  The Board considered that the Fund has no sub-advisory fees.  The Board noted that the Fund’s advisory fees are consistent with the peer group average.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Institutional Alt 50 Fund.  The Board took into account that the Fund has no sub-advisory fees.  The Board noted that the Fund’s advisory fees are consistent with the peer group average.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Institutional Alt 65 Fund.  The Board took into account that the Fund has no sub-advisory fees.  The Board noted that the Fund’s advisory fees are consistent with the peer group average.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/AIM Global Real Estate Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/AIM International Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/AIM Large Cap Growth Fund.  The Board considered that the Fund’s advisory fees are equal to the peer group average and the Fund's sub-advisory fees are consistent with the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/AIM Small Cap Growth Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Capital Guardian Global Balanced Fund.  The Board considered that the Fund’s advisory fees are equal to the peer group average and the Fund’s sub-advisory fees are consistent with the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Capital Guardian Global Diversified Research Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Capital Guardian U.S. Growth Equity Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Credit Suisse Commodity Securities Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Credit Suisse Long/Short Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Eagle Core Equity Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are consistent with the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Eagle SmallCap Equity Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Founding Strategy Fund.  The Board considered that the Fund has no advisory or sub-advisory fees.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the Fund's total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.  The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Growth Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Income Fund.  The Board took into account that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are equal to the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton International Small Cap Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Mutual Shares Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board noted that the strategy offered by Franklin Mutual Advisers, LLC is offered to relatively few sub-advised funds, all with essentially identical sub-adviser fee schedules.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Small Cap Value Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are consistent with the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Core Plus Bond Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are consistent with the peer group average.  The Board noted that the Fund’s total expense ratio is equal to the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Emerging Markets Debt Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  Presently, Lipper does not have a classification specifically for Emerging Markets Debt Funds in the variable annuity universe.  Therefore, it is reasonable that fees and expenses for the Fund are higher than the provided peer group averages, in light of the fact that many of the Fund’s peers do not invest in emerging markets, where the cost of investing is often higher than in developed markets.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Mid Cap Value Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan International Value Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are equal to the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Midcap Growth Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are equal to the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan U.S. Government & Quality Bond Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard Emerging Markets Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are consistent with the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard Mid Cap Equity Fund.  The Board took into account that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/M&G Global Basics Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is equal to the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/M&G Global Leaders Fund.  The Board took into account that the Fund’s advisory fees are consistent with the peer group average and the Fund's sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management S&P 500 Index Fund.  The Board considered that the Fund’s advisory fees are higher and sub-advisory fees are slightly higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board also noted that the fees are consistent with other funds sub-advised by Mellon Capital Management.  The Board also took into account that the Fund’s peer group consists of only ten funds, seven of which had advisory fee waivers in place during the reporting period.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are consistent with the respective peer group averages.  The Board noted that the Fund’s total expense ratio is consistent with the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Small Cap Index Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management International Index Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and the Fund's sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Bond Index Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are equal to the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management 10 x 10 Fund.  The Board took into account that the Fund has no advisory or sub-advisory fees.  The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average. The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Index 5 Fund.  The Board took into account that the Fund has no advisory or sub-advisory fees.  The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average. The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management European 30 Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund's sub-advisory fees are equal to the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Pacific Rim 30 Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Oppenheimer Global Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PAM Asia ex-Japan Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is consistent with the peer group average and ranks at the median point of the peer group.  The Board, in its consideration of expenses, also took into account its review of the Fund’s performance.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PAM China-India Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Real Return Fund.  The Board took into account that the Fund’s advisory fees are consistent with the peer group average and the Fund's sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is consistent with the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Total Return Bond Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are consistent with the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America High Yield Bond Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Mid Cap Value Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Small Cap Value Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Value Equity Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Red Rocks Listed Private Equity Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  Presently, Lipper does not have a classification for Listed Private Equity Funds in the variable annuity universe.  Therefore, it is reasonable that fees and expenses for the Fund are higher than the provided peer group averages, in light of the fact that many of the Fund’s peers do not invest in listed private equity securities.  The Board noted management’s assertion that Red Rocks Capital, LLC is the industry leader in researching and analyzing listed priv ate equity companies and the sub-advisory fees are identical to similarly managed products sub-advised by Red Rocks Capital, LLC.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Select Balanced Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Select Money Market Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Select Value Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Competitive Advantage Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are equal to the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Dividend Income & Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Intrinsic Value Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund's sub-advisory fees are equal to the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Total Yield Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are consistent with the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P 4 Fund.  The Board considered that the Fund has no advisory or sub-advisory fees.  The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average. The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Disciplined Growth Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Disciplined Moderate Fund.  The Board took into account that the Fund’s advisory fees and total expense ratio (including underlying Fund expenses) are lower than the respective peer group averages.  The Board noted that the Fund's sub-advisory fees and total expense ratio (excluding underlying Fund expense) are equal to the respective peer group averages.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Disciplined Moderate Growth Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Conservative Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Moderate Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Moderate Growth Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Growth Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Aggressive Growth Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund's sub-advisory fees are equal to the peer group average.  The Board also noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Established Growth Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund's sub-advisory fees are consistent with the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Mid-Cap Growth Fund.  The Board took into account that the Fund’s advisory fees are consistent with the peer group average and the Fund's sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Short-Term Bond Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund's sub-advisory fees are equal to the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Value Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund's sub-advisory fees are consistent with the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

New Funds – JNL Series Trust:

JNL/BlackRock Global Allocation Fund.  The Board took into account that the Feeder Fund's advisory fees (after the contractual waiver) are lower than the peer group average.  The Board noted that the Feeder Fund's estimated total expense ratio (including Master Fund expenses and after the contractual waiver) is lower than the peer group average.  The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Sub-Adviser Changes – JNL Series Trust:

JNL/BlackRock Commodity Securities Fund (formerly JNL/Credit Suisse Commodity Securities Fund).  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Equity Flex Fund (formerly JNL/Credit Suisse Long/Short Fund).  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund, with the exception of the JNL/PIMCO Total Return Bond Fund, contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.  The Board noted that total expenses are lower than those of the peer group for the JNL/PIMCO Total Return Bond Fund.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).  Further, the Board considered that in the case of Mellon Capital Management Corporation (“Mellon”), affiliates served as the custodian and the securities lending agent for the Funds of the JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust through August 28, 2009.  The Board also considered that in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and the securities lending agent for the Funds of JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust, beginning August 31, 2009.  The Board considered that each service to be provided to the Funds by the Mellon and JPMorgan affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  As an affiliate of the Master Funds of the JNL/American Funds, Capital Guardian Trust Company serves as investment sub-adviser to the following funds of JNL Series Trust:  JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, and JNL/Capital Guardian U.S. Growth Equity Fund.

JNL Series Trust
JNL Variable Fund LLC

One Corporate Way
Lansing, MI 48951

PRSRT STD
U.S. POSTAGE
PAID
JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.

VADV6413 07/10

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)           Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/AIM Small Cap Growth Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Credit Suisse Commodity Securities Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, and the JNL/T. Rowe Price Value Fund for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) for the period ended Jun e 30, 2010, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
June 30, 2010

	Shares / Par (q)	Value
JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 16.0%
Big Lots Inc. (c)	31	$992
Brinker International Inc.	47	684
Buffalo Wild Wings Inc. (c)	18	672
Chico’s FAS Inc.	58	573
Choice Hotels International Inc.	24	732
Darden Restaurants Inc.	20	785
Deckers Outdoor Corp. (c)	5	729
DreamWorks Animation SKG Inc. (c)	23	654
Group 1 Automotive Inc. (c) (e)	29	688
Gymboree Corp. (c)	17	729
Jack in the Box Inc. (c)	44	851
National CineMedia Inc.	48	795
NetFlix Inc. (c) (e)	7	763
Penn National Gaming Inc. (c)	36	833
PF Chang’s China Bistro Inc. (e)	28	1,129
Pool Corp.	35	766
Tractor Supply Co.	14	828
TRW Automotive Holdings Corp. (c)	38	1,047
Warnaco Group Inc. (c)	18	642
Williams-Sonoma Inc.	39	965
WMS Industries Inc. (c)	21	828
		16,685
CONSUMER STAPLES - 2.4%
Church & Dwight Co. Inc.	17	1,070
Diamond Foods Inc.	2	98
Nu Skin Enterprises Inc.	33	811
Ralcorp Holdings Inc. (c)	10	558
		2,537
ENERGY - 4.7%
Arena Resources Inc. (c)	21	684
Bill Barrett Corp. (c)	23	701
Carrizo Oil & Gas Inc. (c)	34	525
Dril-Quip Inc. (c)	15	665
FMC Technologies Inc. (c)	15	768
Goodrich Petroleum Corp. (c) (e)	28	339
Patterson-UTI Energy Inc.	51	651
SandRidge Energy Inc. (c) (e)	56	327
Whiting Petroleum Corp. (c)	4	278
		4,938
FINANCIALS - 8.1%
Affiliated Managers Group Inc. (c)	13	816
BioMed Realty Trust Inc. (e)	46	746
Brown & Brown Inc.	28	540
City National Corp. (e)	16	837
Cullen/Frost Bankers Inc.	15	778
Federated Investors Inc. - Class B (e)	29	597
Greenhill & Co. Inc. (e)	12	742
Huntington Bancshares Inc.	66	368
optionsXpress Holdings Inc. (c)	35	547
ProAssurance Corp. (c)	18	1,007
Stifel Financial Corp. (c)	13	565
SVB Financial Group (c) (e)	24	969
		8,512
HEALTH CARE - 20.9%
Acorda Therapeutics Inc. (c)	28	858
AMAG Pharmaceuticals Inc. (c)	17	592
American Medical Systems Holdings Inc. (c)	46	1,028
BioMarin Pharmaceutical Inc. (c)	43	815
Biovail Corp.	53	1,026
Chemed Corp.	23	1,243
Eclipsys Corp. (c)	48	864
Gen-Probe Inc. (c)	18	830
Health Management Associates Inc. (c)	97	756
Insulet Corp. (c) (e)	39	584
Isis Pharmaceuticals Inc. (c)	25	238
Martek Biosciences Corp. (c) (e)	40	952
Medicis Pharmaceutical Corp.	35	769
Mednax Inc. (c)	19	1,065
Meridian Bioscience Inc.	34	570
Myriad Genetics Inc. (c)	16	239
NuVasive Inc. (c) (e)	15	535
Parexel International Corp. (c)	37	802
PerkinElmer Inc.	38	796
Perrigo Co.	16	920
PSS World Medical Inc. (c) (e)	39	820
Quality Systems Inc. (e)	14	805
RehabCare Group Inc. (c)	27	580
Sirona Dental Systems Inc. (c)	24	831
Techne Corp.	13	738
United Therapeutics Corp. (c)	21	1,014
VCA Antech Inc. (c)	35	861
Zoll Medical Corp. (c)	27	739
		21,870
INDUSTRIALS - 13.1%
Bucyrus International Inc. - Class A	19	880
Continental Airlines Inc. - Class B (c)	16	351
Corrections Corp. of America (c)	44	837
CoStar Group Inc. (c) (e)	28	1,086
Forward Air Corp.	31	849
Fuel Tech Inc. (c) (e)	46	288
Hexcel Corp. (c)	51	798
HUB Group Inc. - Class A (c) (e)	36	1,070
Kaydon Corp.	22	713
Knight Transportation Inc. (e)	63	1,269
Lindsay Corp. (e)	14	434
Regal-Beloit Corp.	22	1,212
Tetra Tech Inc. (c)	39	773
TransDigm Group Inc.	30	1,505
Wabtec Corp.	24	950
Watsco Inc.	13	726
		13,741
INFORMATION TECHNOLOGY - 26.1%
Advanced Energy Industries Inc. (c)	64	782
Alliance Data Systems Corp. (c) (e)	13	757
Ansys Inc. (c)	20	810
Aspen Technology Inc. (c) (e)	70	763
Blackboard Inc. (c) (e)	19	725
Ciena Corp. (c) (e)	56	715
Cogent Inc. (c)	79	713
Coherent Inc. (c)	22	750
CommVault Systems Inc. (c)	36	802
Cymer Inc. (c)	14	426
F5 Networks Inc. (c)	21	1,437
Global Payments Inc.	19	702
GSI Commerce Inc. (c)	32	909
Harmonic Inc. (c)	108	586
Hittite Microwave Corp. (c) (e)	21	926
Informatica Corp. (c) (e)	58	1,387
Knot Inc. (c)	68	531
Lawson Software Inc. (c)	122	887
Manhattan Associates Inc. (c)	30	825
Micros Systems Inc. (c)	27	853
Microsemi Corp. (c)	48	700
Monolithic Power Systems Inc. (c)	31	562
Nice Systems Ltd. - ADR (c)	32	823
ON Semiconductor Corp. (c)	100	639
Open Text Corp. (c) (e)	20	755
Pegasystems Inc.	3	95
Polycom Inc. (c)	46	1,363
Power Integrations Inc.	21	682
Quest Software Inc. (c)	49	892
SonicWALL Inc. (c)	31	364
SRA International Inc. - Class A (c)	43	843
SuccessFactors Inc. (c)	46	960
Tech Data Corp. (c)	19	671
VistaPrint NV (c) (e)	18	846
Websense Inc. (c)	44	840
		27,321
MATERIALS - 2.8%
Calgon Carbon Corp. (c)	41	541
Carpenter Technology Corp.	20	662
Grief Inc.	21	1,168
Intrepid Potash Inc. (c) (e)	29	559
		2,930
TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	35	1,196

UTILITIES - 1.0%
ITC Holdings Corp.	20	1,041

Total Common Stocks (cost $99,349)		100,771

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$289	12

Total Non-U.S. Government Agency Asset-Backed Securities (cost $289)		12

SHORT TERM INVESTMENTS - 19.2%
Mutual Funds - 5.1%
JNL Money Market Fund, 0.06% (a) (h)	5,345	5,345
Securities Lending Collateral - 14.1%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	13,136	13,136
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	1,628	1,628
		14,764

Total Short Term Investments (cost $20,109)		20,109

Total Investments - 115.5% (cost $119,747)		120,892
Other Assets and Liabilities, Net - (15.5%)		(16,251)
Total Net Assets - 100%		$104,641

JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 9.4%
Carnival Corp.	29	$877
Daimler AG (c)	51	2,566
Denso Corp.	64	1,777
Discovery Communications Inc. - Class A (c)	33	1,186
DreamWorks Animation SKG Inc. - Class A (c)	48	1,379
Gannett Co. Inc. (e)	83	1,113
Isuzu Motors Ltd.	936	2,813
Lowe’s Cos. Inc.	102	2,083
Mazda Motor Corp.	434	1,014
McDonald’s Corp.	34	2,266
Pirelli & C. SpA	3,401	1,873
PT Astra International Tbk	332	1,751
Shimamura Co. Ltd.	19	1,709
Strayer Education Inc. (e)	8	1,705
Target Corp.	82	4,017
Time Warner Cable Inc.	37	1,917
Urban Outfitters Inc. (c)	51	1,757
		31,803
CONSUMER STAPLES - 8.9%
Coca-Cola Amatil Ltd. (e)	288	2,881
Danone SA	59	3,175
General Mills Inc.	77	2,721
Imperial Tobacco Group Plc	83	2,311
Kraft Foods Inc. - Class A	86	2,419
Nestle SA	43	2,049
PepsiCo Inc.	54	3,285
Pernod-Ricard SA (e)	66	5,154
Philip Morris International Inc.	27	1,233
Procter & Gamble Co.	53	3,197
Woolworths Ltd.	64	1,449
		29,874
ENERGY - 13.0%
BG Group Plc	538	7,994
Cairn Energy Plc (c)	358	2,199
Cameco Corp. (e)	63	1,344
Canadian Natural Resources Ltd.	70	2,338
Cenovus Energy Inc.	126	3,240
Chevron Corp.	70	4,771
China Shenhua Energy Co. Ltd.	922	3,326
Gazprom OAO - ADR	174	3,314
Halliburton Co.	76	1,871
Oil Search Ltd. (e)	226	1,039
Reliance Industries Ltd.	48	1,117
Royal Dutch Shell Plc - Class A	156	3,930
Schlumberger Ltd.	36	1,987
SeaDrill Ltd. (e)	48	873
Total SA	42	1,866
Transocean Ltd. (c)	21	991
Weatherford International Ltd. (c)	110	1,447
		43,647
FINANCIALS - 17.3%
Allstate Corp.	89	2,551
AON Corp.	65	2,402
AXA SA (s) (u)	46	698
Bank of China Ltd.	6,845	3,453
Bank of New York Mellon Corp.	37	911
Barclays Plc (s) (u)	515	2,056
BlackRock Inc.	2	315
BNP Paribas (s) (u)	60	3,217
CIMB Group Holdings Bhd	540	1,163
Charles Schwab Corp.	132	1,869
CME Group Inc.	8	2,112
DLF Ltd.	125	769
Goldman Sachs Group Inc.	28	3,676
Grupo Financiero Inbursa SA	273	897
HSBC Holdings Plc	329	3,003
Industrial & Commercial Bank of China	5,477	3,981
Intact Financial Corp.	35	1,472
Itau Unibanco Holding SA - ADR (e)	72	1,297
JPMorgan Chase & Co.	54	1,959
Link Real Estate Investment Trust	940	2,332
Lloyds Banking Group Plc (c)	2,662	2,101
Muenchener Rueckversicherungs AG	20	2,504
Plum Creek Timber Co. Inc. REIT	25	846
Progressive Corp.	127	2,379
Shinhan Financial Group Co. Ltd.	55	2,025
Shinsei Bank Ltd. (c) (e)	1,477	1,249
Sumitomo Mitsui Financial Group Inc. (s) (u)	78	2,193
Westpac Banking Corp.	125	2,202
Wharf Holdings Ltd.	551	2,669
		58,301
HEALTH CARE - 8.4%
Allergan Inc.	53	3,105
Bayer AG	37	2,074
Celgene Corp. (c)	37	1,870
Cerner Corp. (c) (e)	19	1,449
CSL Ltd. (e)	67	1,829
DaVita Inc. (c)	7	425
Medtronic Inc.	72	2,619
Merck & Co. Inc.	74	2,602
Novo-Nordisk A/S - Class B	36	2,900
Roche Holding AG	27	3,700
Shire Plc	166	3,412
Synthes Inc.	10	1,106
Sysmex Corp.	19	1,056
		28,147
INDUSTRIALS - 7.5%
Assa Abloy AB - Class B	114	2,273
BAE Systems Plc	238	1,109
China Railway Construction Corp. Ltd. (c)	938	1,178
China Railway Group Ltd. (e)	1,715	1,098
Cia de Concessoes Rodoviarias	39	799
Cummins Inc.	41	2,638
Danaher Corp.	45	1,670
East Japan Railway Co.	24	1,605
Emerson Electric Co.	27	1,167
FedEx Corp.	33	2,328
First Solar Inc. (c) (e)	6	706
Kurita Water Industries Ltd.	17	465
Mitsui OSK Lines Ltd.	284	1,878
Norfolk Southern Corp.	34	1,793
Siemens AG	41	3,639
Sumitomo Corp.	101	1,008
		25,354
INFORMATION TECHNOLOGY - 15.2%
Acer Inc.	600	1,392
Adobe Systems Inc. (c)	58	1,528
Aixtron AG	38	888
Apple Inc. (c)	13	3,169
ASML Holding NV	95	2,625
ASML Holding NV - ADR	14	393
Autonomy Corp. Plc (c)	47	1,268
Canon Inc.	42	1,565
Cisco Systems Inc. (c)	86	1,837
Google Inc. - Class A (c)	6	2,581
International Business Machines Corp.	13	1,544
Juniper Networks Inc. (c)	91	2,074
Keyence Corp.	12	2,687
Maxim Integrated Products Inc.	126	2,115
Murata Manufacturing Co. Ltd.	30	1,431
NetApp Inc. (c)	53	1,981
Nidec Corp.	17	1,381
Nintendo Co. Ltd.	7	2,143
Nokia Oyj	31	255
Oracle Corp.	71	1,526
Oracle Corp. Japan	22	1,081
QUALCOMM Inc.	102	3,337
Research In Motion Ltd. (c)	14	688
Samsung Electronics Co. Ltd. - GDR	7	2,113
SAP AG	49	2,182
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	171	1,669
TDK Corp.	28	1,510
Trend Micro Inc.	57	1,535
Visa Inc. - Class A	37	2,582
		51,080
MATERIALS - 9.1%
Air Products & Chemicals Inc.	27	1,717
Allegheny Technologies Inc.	47	2,059
Anglo American Plc (c)	81	2,822
Barrick Gold Corp.	40	1,812
Cliffs Natural Resources Inc.	47	2,231
CRH Plc	78	1,608
HeidelbergCement AG	22	1,024
Holcim Ltd.	18	1,215
Inmet Mining Corp.	54	2,134
LG Chem Ltd. - GDR (s) (u)	21	2,647
Monsanto Co.	16	749
Rio Tinto Plc	54	2,370
Shin-Etsu Chemical Co. Ltd.	31	1,441
Stora Enso Oyj - Class R (e)	243	1,756
Sumitomo Chemical Co. Ltd.	406	1,571
Vale SA - ADR (e)	73	1,543
Xstrata Plc	160	2,098
		30,797
TELECOMMUNICATION SERVICES - 6.3%
American Tower Corp. - Class A (c)	173	7,712
Bharti Airtel Ltd.	250	1,408
France Telecom SA (e)	97	1,687
Koninklijke KPN NV	235	2,999
Maxis Bhd	400	652
MTN Group Ltd.	138	1,809
Qwest Communications International Inc.	188	988
SoftBank Corp.	94	2,504
Telstra Corp. Ltd.	546	1,487
TELUS Corp.	1	18
		21,264
UTILITIES - 2.2%
Edison International	48	1,519
GDF Suez	53	1,516
Hong Kong & China Gas Co. Ltd.	536	1,325
National Grid Plc	218	1,592
Veolia Environnement	60	1,419
		7,371

Total Common Stocks (cost $335,191)		327,638

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$810	34

Total Non-U.S. Government Agency Asset-Backed Securities (cost $810)		34

CORPORATE BONDS AND NOTES - 0.1%
ENERGY - 0.1%
Seadrill Ltd., 3.63%, 11/08/12	300	271

Total Corporate Bonds and Notes (cost $170)		271

SHORT TERM INVESTMENTS - 8.9%
Mutual Funds - 3.6%
JNL Money Market Fund, 0.06% (a) (h)	12,330	12,330

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	14,603	14,603
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	3,129	3,129
		17,732

Total Short Term Investments (cost $30,062)		30,062

Total Investments - 106.3% (cost $366,233)		358,005
Other Assets and Liabilities, Net - (6.3%)		(21,144)
Total Net Assets - 100%		$336,861

JNL/Credit Suisse Commodity Securities Fund
COMMON STOCKS - 45.6%
ENERGY - 10.2%
Anadarko Petroleum Corp.	19	$676
Apache Corp.	13	1,129
ARC Energy Trust	1	18
Arch Coal Inc.	3	57
BG Group Plc	143	2,128
BP Plc	799	3,826
Cabot Oil & Gas Corp. - Class A	1	38
Cairn Energy Plc (c)	1	5
Caltex Australia Ltd. (e)	1	10
Cameco Corp.	3	59
Canadian Natural Resources Ltd.	41	1,351
Canadian Oil Sands Trust	2	50
Cenovus Energy Inc.	18	455
Chesapeake Energy Corp.	16	340
Chevron Corp.	84	5,704
Cimarex Energy Co.	1	98
ConocoPhillips	59	2,905
Consol Energy Inc.	2	65
Cosmo Oil Co. Ltd.	7	17
Crescent Point Energy Corp.	1	17
Denbury Resources Inc. (c)	4	63
Devon Energy Corp.	14	873
El Paso Corp.	7	78
Enbridge Inc.	12	576
EnCana Corp. (e)	18	536
ENI SpA	112	2,052
EOG Resources Inc.	8	747
Exxon Mobil Corp.	216	12,342
Galp Energia SGPS SA	37	560
Gazprom OAO - ADR	77	1,480
Hellenic Petroleum SA	-	1
Hess Corp.	9	476
Idemitsu Kosan Co. Ltd.	-	2
Imperial Oil Ltd.	4	132
INPEX Corp.	-	105
Japan Petroleum Exploration Co.	-	3
JX Holdings Inc. (c)	35	173
Lundin Petroleum AB (c)	-	1
Marathon Oil Corp.	31	952
Mongolia Energy Co. Ltd. (c)	1	-
Murphy Oil Corp.	3	126
Neste Oil Oyj	-	1
Newfield Exploration Co. (c)	3	161
Nexen Inc.	11	225
Noble Energy Inc.	3	188
Occidental Petroleum Corp.	29	2,263
OMV AG	-	3
Origin Energy Ltd.	25	317
Peabody Energy Corp.	6	243
PetroHawk Energy Corp. (c)	3	55
Petroleo Brasileiro SA - Petrobras - ADR	76	2,598
Pioneer Natural Resources Co.	4	236
Plains Exploration & Production Co. (c)	2	47
Range Resources Corp.	6	232
Repsol YPF SA	37	742
Rosneft Oil Co. - GDR (c)	156	967
Royal Dutch Shell Plc - Class B	151	3,655
Santos Ltd. (e)	26	271
Saras SpA (c)	-	1
SBM Offshore NV	2	27
Showa Shell Sekiyu KK	-	1
Southwestern Energy Co. (c)	6	250
Spectra Energy Corp.	16	327
StatoilHydro ASA	48	920
Suncor Energy Inc.	57	1,669
Sunoco Inc.	1	47
Talisman Energy Inc.	39	588
TonenGeneral Sekiyu KK	-	3
Total SA	91	4,067
TransCanada Corp. (e)	18	607
Tullow Oil Plc	33	487
Valero Energy Corp.	14	253
Williams Cos. Inc.	14	263
Woodside Petroleum Ltd.	13	451
		62,391
MATERIALS - 35.4%
Acerinox SA	28	441
Agnico-Eagle Mines Ltd.	27	1,634
Agrium Inc.	6	315
Air Liquide	14	1,438
Air Products & Chemicals Inc.	14	913
Akzo Nobel NV	16	842
Alcoa Inc.	193	1,946
Allegheny Technologies Inc.	17	756
Alumina Ltd. (e)	293	371
Anglo American Plc (c)	265	9,244
Antofagasta Plc	81	947
ArcelorMittal (e)	181	4,863
Asahi Kasei Corp.	21	110
Barrick Gold Corp.	214	9,713
BASF SE	50	2,751
BHP Billiton Plc	1,214	31,484
BlueScope Steel Ltd. (c)	409	712
Celanese Corp. - Class A	2	52
CF Industries Holdings Inc.	2	135
Cliffs Natural Resources Inc.	19	910
Commercial Metals Co.	36	469
Daicel Chemical Industries Ltd.	-	3
Daido Steel Co. Ltd.	44	188
Denki Kagaku Kogyo K K	1	3
DIC Corp.	1	2
Dow Chemical Co.	62	1,468
Dowa Holdings Co. Ltd.	43	206
Eastman Chemical Co.	3	142
Ecolab Inc.	7	335
EI Du Pont de Nemours & Co.	42	1,469
Eldorado Gold Corp. (e)	101	1,812
Eramet (e)	1	135
Eurasian Natural Resources Corp.	36	453
First Quantum Minerals Ltd.	14	714
Fortescue Metals Group Ltd. (c)	195	662
Franco-Nevada Corp.	21	630
Freeport-McMoRan Copper & Gold Inc.	73	4,325
Fresnillo Plc	12	171
Givaudan SA	-	53
Goldcorp Inc.	132	5,799
Hitachi Chemical Co. Ltd.	-	2
Hitachi Metals Ltd. (e)	25	253
Holmen AB	28	669
Iamgold Corp.	50	873
Incitec Pivot Ltd.	51	116
International Flavors & Fragrances Inc.	-	14
International Paper Co.	388	8,785
JFE Holdings Inc.	107	3,297
Johnson Matthey Plc	39	873
JSR Corp.	1	24
K+S AG	4	181
Kaneka Corp.	-	3
Kansai Paint Co. Ltd.	-	3
Kazakhmys Plc	40	592
Kinross Gold Corp.	130	2,226
Kobe Steel Ltd.	451	859
Koninklijke DSM NV	3	135
Kuraray Co. Ltd.	1	6
Linde AG	7	711
Lonmin Plc (c)	29	614
Maruichi Steel Tube Ltd.	-	6
MeadWestvaco Corp.	171	3,807
Mitsubishi Chemical Holdings Corp.	9	39
Mitsubishi Gas Chemical Co. Inc.	6	29
Mitsubishi Materials Corp. (c)	183	486
Mitsubishi Rayon Co. Ltd. (c)	12	43
Mitsui Chemicals Inc.	8	22
Mitsui Mining & Smelting Co. Ltd.	75	198
Monsanto Co.	35	1,637
Mosaic Co.	3	136
Newcrest Mining Ltd. (e)	116	3,380
Newmont Mining Corp.	113	7,006
Nippon Paper Group Inc.	92	2,552
Nippon Steel Corp.	959	3,170
Nissan Chemical Industries Ltd.	-	2
Nisshin Steel Co. Ltd.	100	159
Nitto Denko Corp.	7	217
Norsk Hydro ASA (e)	155	698
Novozymes A/S	-	6
Nucor Corp.	64	2,463
Nufarm Ltd.	1	7
OJI Paper Co. Ltd.	848	4,160
OneSteel Ltd.	161	397
Orica Ltd.	14	292
OSAKA Titanium Technologies Co. Ltd.	2	85
Outokumpu Oyj	10	155
OZ Minerals Ltd. (c)	456	361
Potash Corp of Saskatchewan Inc.	16	1,389
PPG Industries Inc.	8	468
Praxair Inc.	19	1,417
Randgold Resources Ltd.	14	1,312
Rautaruukki Oyj (e)	6	81
Rio Tinto Ltd. (e)	87	4,791
Rio Tinto Plc	262	11,504
Salzgitter AG	8	482
Shin-Etsu Chemical Co. Ltd.	25	1,144
Showa Denko KK	55	99
Sigma-Aldrich Corp.	3	170
Silver Wheaton Corp. (c)	50	1,004
Sims Metal Management Ltd.	21	298
Sino-Forest Corp. (c)	198	2,818
Solvay SA	1	101
SSAB Svenskt Stal AB - Class A (e)	38	509
SSAB Svenskt Stal AB - Class B	-	4
Steel Dynamics Inc.	22	291
Stora Enso Oyj - Class R (e)	515	3,718
Sumitomo Chemical Co. Ltd.	60	232
Sumitomo Metal Industries Ltd.	605	1,368
Sumitomo Metal Mining Co. Ltd.	108	1,347
Svenska Cellulosa AB	532	6,258
Syngenta AG	4	1,031
Taiyo Nippon Sanso Corp.	-	3
Teck Cominco Ltd.	85	2,502
Teijin Ltd.	10	30
ThyssenKrupp AG	69	1,695
Tokuyama Corp.	-	2
Tokyo Steel Manufacturing Co. Ltd.	9	103
Toray Industries Inc.	17	81
Tosoh Corp.	5	13
Ube Industries Ltd.	10	24
Umicore	41	1,187
United States Steel Corp.	25	962
UPM-Kymmene Oyj	503	6,658
Vale SA - ADR	288	7,005
Vedanta Resources Plc	27	845
Voestalpine AG (e)	16	441
Wacker Chemie AG	-	2
Weyerhaeuser Co.	199	7,018
Xstrata Plc	396	5,184
Yamana Gold Inc.	119	1,218
Yamato Kogyo Co. Ltd.	4	96
Yara International ASA	12	331
		217,601

Total Common Stocks (cost $297,331)		279,992

INVESTMENT FUNDS - 3.0%
Energy Select Sector SPDR Fund (e)	102	5,087
Materials Select Sector SPDR Fund (e)	478	13,548

Total Investment Funds (cost $20,522)		18,635

RIGHTS - 0.0%
Norsk Hydro ASA (c)	47	24

Total Rights (cost $0)		24

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$317	13

Total Non-U.S. Government Agency Asset-Backed Securities (cost $317)		13

COMMODITY INDEXED STRUCTURED NOTES - 17.3%
Bank of America Corp. Commodity Linked Note,
0.25%, 06/07/11 (f) (i)	7,000	5,549
BNP Paribas Commodity Linked Note
0.15%, 11/26/10 (f) (i) (t)	5,000	4,674
0.01%, 01/13/11 (f) (i) (t)	14,000	13,570
Deutsche Bank AG Commodity Linked Note,
0.07%, 02/15/11 (f) (i)	12,500	9,531
Eksportfinans ASA Commodity Linked Note,
0.03%, 11/15/10 (f) (i)	20,000	21,379
Societe Generale Commodity Linked Note
0.23%, 07/12/10 (f) (i) (t)	13,000	11,986
0.23%, 01/06/11 (f) (i) (t)	10,000	10,347
Svensk Exportkredit AB Commodity Linked Note
0.01%, 07/19/10 (f) (i)	20,000	19,542
0.01%, 03/02/11 (f) (i)	12,000	9,946

Total Commodity Indexed Structured Notes (cost $113,500)		106,524

GOVERNMENT AND AGENCY OBLIGATIONS - 13.4%
U.S. GOVERNMENT AGENCY DEBENTURES- 13.4%
Federal Farm Credit Bank - 2.1%
Federal Farm Credit Bank
0.40%, 06/22/11 (i)	3,000	3,003
0.64%, 01/13/12 (i)	9,500	9,543
		12,546
Federal Home Loan Bank - 8.6%
Federal Home Loan Bank
0.24%, 10/15/10 (i)	5,000	5,000
0.28%, 01/14/11 (i)	15,000	15,000
0.95%, 02/03/11	5,000	5,017
0.45%, 02/25/11	5,000	5,000
1.00%, 02/28/11	3,000	3,004
0.75%, 03/25/11	7,500	7,522
0.57%, 04/13/11	7,000	7,004
0.61%, 05/16/11	5,000	5,001
		52,548
Federal Home Loan Mortgage Corp. - 2.7%
Federal Home Loan Mortgage Corp.
0.39%, 01/28/11 (i)	6,858	6,864
0.61%, 03/09/11 (i)	10,000	10,008
		16,872

Total Government and Agency Obligations (cost $81,938)		81,966

SHORT TERM INVESTMENTS - 26.2%
Federal Home Loan Bank - 3.1%
Federal Home Loan Bank
0.14%, 08/01/10	9,000	8,999
0.27%, 10/29/10	10,000	10,002
		19,001
Federal Home Loan Mortgage Corp. - 6.5%
Federal Home Loan Mortgage Corp.
0.18%, 07/12/10	8,000	8,000
0.13%, 08/06/10	7,000	6,999
0.15%, 09/08/10	10,000	9,998
0.25%, 09/28/10	5,000	4,999
0.25%, 10/20/10	10,000	9,995
		39,991
Federal National Mortgage Association - 10.1%
Federal National Mortgage Association
0.19%, 07/07/10	8,000	8,000
0.18%, 07/14/10	10,000	9,999
0.23%, 08/16/10	10,000	9,999
0.25%, 09/20/10	10,000	9,998
0.20%, 11/15/10	10,000	9,992
0.25%, 12/22/10	10,000	9,989
0.51%, 05/02/11	4,000	3,987
		61,964
Mutual Funds - 1.0%
JNL Money Market Fund, 0.06% (a) (h)	6,199	6,199

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	26,678	26,678
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	2,458	2,458
		29,136
U.S. Treasury Securities - 0.8%
U.S. Treasury Bill, 0.22%, 12/02/10 (e)	$5,000	4,995

Total Short Term Investments (cost $161,266)		161,286

Total Investments - 105.5% (cost $674,874)		648,440
Other Assets and Liabilities, Net - (5.5%)		(33,587)
Total Net Assets - 100%		$614,853

JNL/Credit Suisse Long/Short Fund
COMMON STOCKS - 122.2%
CONSUMER DISCRETIONARY - 17.9%
Advance Auto Parts Inc. (m)	1	$28
Aeropostale Inc. (c)	11	313
Apollo Group Inc. - Class A (c) (m)	13	544
Autoliv Inc. (c) (m)	15	725
Best Buy Co. Inc. (m)	40	1,365
Big Lots Inc. (c)	10	314
Career Education Corp. (c)	13	292
Comcast Corp. - Class A (m)	3	45
DeVry Inc.	12	640
Dick’s Sporting Goods Inc. (c)	8	204
DirecTV - Class A (c) (m)	11	387
Dollar Tree Inc. (c) (m)	9	393
Dress Barn Inc. (c)	5	119
Eastman Kodak Co. (c)	1	6
Expedia Inc. (m)	54	1,018
Ford Motor Co. (c) (m)	58	583
GameStop Corp. - Class A (c)	4	70
Gannett Co. Inc. (m)	81	1,090
Goodyear Tire & Rubber Co. (c)	21	210
H&R Block Inc.	18	284
Harman International Industries Inc. (c)	2	45
ITT Educational Services Inc. (c)	1	116
John Wiley & Sons Inc.	1	27
Johnson Controls Inc.	4	107
Kohl’s Corp. (c)	3	142
Limited Brands Inc.	1	18
Macy’s Inc.	105	1,871
Mattel Inc. (m)	23	480
McGraw-Hill Cos. Inc.	6	174
Newell Rubbermaid Inc.	25	362
Nike Inc. - Class B	13	878
Nordstrom Inc.	5	161
Office Depot Inc. (c)	3	11
Omnicom Group Inc.	4	147
Phillips-Van Heusen Corp.	1	46
Polo Ralph Lauren Corp.	-	22
RadioShack Corp.	1	12
Ross Stores Inc.	9	469
Sotheby’s - Class A	2	39
Starbucks Corp.	3	70
Target Corp.	12	610
TJX Cos. Inc.	3	138
Tupperware Brands Corp.	6	239
VF Corp.	7	470
Warnaco Group Inc. (c) (m)	1	51
Washington Post Co.	2	698
Whirlpool Corp. (m)	13	1,142
Williams-Sonoma Inc.	12	303
Wyndham Worldwide Corp.	-	2
		17,480
CONSUMER STAPLES - 9.1%
Coca-Cola Co.	25	1,238
Coca-Cola Enterprises Inc. (m)	2	59
Colgate-Palmolive Co.	2	189
Estee Lauder Cos. Inc. (m)	29	1,633
Hershey Co. (m)	48	2,289
Mead Johnson Nutrition Co.	4	210
NBTY Inc. (c)	5	155
PepsiCo Inc.	3	171
Philip Morris International Inc. (m)	34	1,572
Procter & Gamble Co. (m)	9	522
Sara Lee Corp.	7	103
Tyson Foods Inc.	44	715
		8,856
ENERGY - 10.0%
Anadarko Petroleum Corp.	5	180
Apache Corp.	12	1,027
Chevron Corp.	1	34
Cimarex Energy Co.	11	752
ConocoPhillips	10	486
Continental Resources Inc. (c)	5	223
Diamond Offshore Drilling Inc.	5	311
Enterprise Products Partners LP (m)	60	2,127
Exxon Mobil Corp. (m)	28	1,592
FMC Technologies Inc. (c)	-	5
Hess Corp. (m)	29	1,455
Marathon Oil Corp.	7	224
National Oilwell Varco Inc.	39	1,300
Occidental Petroleum Corp.	1	46
Rowan Cos. Inc. (c)	1	18
		9,780
FINANCIALS - 17.0%
AFLAC Inc. (m)	11	461
American Express Co. (m)	34	1,354
American International Group Inc. (c)	7	255
Annaly Capital Management Inc.	-	3
Assurant Inc.	14	472
Bank of America Corp. (m)	11	163
Capital One Financial Corp.	27	1,084
Citigroup Inc. (c) (m)	215	809
CME Group Inc.	1	253
Eaton Vance Corp.	5	149
First American Financial Corp.	-	3
Franklin Resources Inc.	22	1,879
Genworth Financial Inc. - Class A (c)	26	344
Goldman Sachs Group Inc.	4	499
Hudson City Bancorp Inc. (m)	5	61
Jones Lang LaSalle Inc.	-	26
JPMorgan Chase & Co.	70	2,570
Moody’s Corp.	24	470
MSCI Inc. (c)	-	11
Prudential Financial Inc.	17	934
Rayonier Inc.	14	629
T. Rowe Price Group Inc.	-	9
Travelers Cos. Inc.	12	611
U.S. Bancorp (m)	4	85
Waddell & Reed Financial Inc. - Class A	3	57
Wells Fargo & Co. (m)	132	3,372
XL Capital Ltd. - Class A	-	2
		16,565
HEALTH CARE - 17.5%
Abbott Laboratories (m)	19	908
Allergan Inc. (m)	27	1,596
Amgen Inc. (c) (m)	37	1,962
CareFusion Corp. (c)	2	34
Cephalon Inc. (c) (m)	44	2,498
Eli Lilly & Co.	38	1,270
Gilead Sciences Inc. (c) (m)	58	1,971
Hospira Inc. (c)	-	17
Humana Inc. (c) (m)	58	2,640
Johnson & Johnson	3	195
King Pharmaceuticals Inc. (c)	87	662
McKesson Corp.	4	269
Medtronic Inc.	27	983
Mylan Inc. (c) (m)	33	561
Tenet Healthcare Corp. (c)	3	12
UnitedHealth Group Inc.	12	335
Varian Medical Systems Inc. (c)	1	31
WellPoint Inc. (c) (m)	23	1,116
		17,060
INDUSTRIALS - 8.6%
3M Co.	43	3,365
Armstrong World Industries Inc. (c)	2	60
Caterpillar Inc.	14	829
Crane Co.	-	3
General Electric Co. (m)	31	446
Illinois Tool Works Inc.	8	314
L-3 Communications Holdings Inc.	3	220
Manitowoc Co. Inc.	1	11
MSC Industrial Direct Co. - Class A	-	18
Oshkosh Corp. (c)	4	112
Owens Corning Inc. (c)	1	18
Parker Hannifin Corp.	9	505
Regal-Beloit Corp.	2	134
Rockwell Automation Inc.	3	123
United Parcel Service Inc. - Class B	37	2,111
United Technologies Corp.	2	123
		8,392
INFORMATION TECHNOLOGY - 29.2%
Altera Corp. (m)	61	1,511
Apple Inc. (c) (m)	6	1,585
Broadcom Corp. - Class A (m)	37	1,226
eBay Inc. (c) (m)	38	745
Fidelity National Information Services Inc.	6	172
Gartner Inc. - Class A (c)	-	7
Google Inc. - Class A (c) (m)	4	1,602
Intel Corp. (m)	128	2,497
International Business Machines Corp. (m)	32	3,927
Jabil Circuit Inc.	38	504
Lender Processing Services Inc.	3	94
Lexmark International Inc. (c)	34	1,113
LSI Corp. (c)	7	31
MasterCard Inc.	-	20
Microsoft Corp. (m)	189	4,337
National Semiconductor Corp.	6	86
QUALCOMM Inc. (m)	88	2,877
SanDisk Corp. (c)	17	728
Teradata Corp. (c)	-	12
VeriSign Inc. (c) (m)	3	90
Visa Inc. - Class A	1	35
Western Digital Corp. (c) (m)	83	2,504
Western Union Co. (m)	86	1,287
Xilinx Inc. (m)	61	1,551
		28,541
MATERIALS - 5.7%
Ashland Inc.	11	497
Celanese Corp. - Class A	1	27
CF Industries Holdings Inc.	2	133
Freeport-McMoRan Copper & Gold Inc. (m)	51	3,004
Huntsman Corp.	35	307
International Paper Co. (m)	10	226
Lubrizol Corp.	13	1,044
Newmont Mining Corp.	6	363
		5,601
TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc. (m)	138	3,345
Qwest Communications International Inc.	3	14
Sprint Nextel Corp. (c) (m)	30	125
		3,484
UTILITIES - 3.6%
Constellation Energy Group Inc. (m)	87	2,809
DTE Energy Co.	16	733
		3,542

Total Common Stocks (cost $132,370)		119,301

SHORT TERM INVESTMENTS - 3.4%
Mutual Funds - 3.4%
JNL Money Market Fund, 0.06% (a) (h)	3,324	3,324

Total Short Term Investments (cost $3,324)		3,324

Total Investments - 125.6% (cost $135,694)		122,625
Total Securities Sold Short - (25.5%) (proceeds $25,741)		(24,895)
Other Assets and Liabilities, Net - (0.1%)		(100)
Total Net Assets - 100%		$97,630

Securities Sold Short
COMMON STOCKS - 25.5%
CONSUMER DISCRETIONARY - 3.2%
Abercrombie & Fitch Co. - Class A	1	$37
Amazon.com Inc.	1	87
American Eagle Outfitters Inc.	2	28
AutoNation Inc.	2	31
AutoZone Inc.	-	77
Bally Technologies Inc.	1	29
Bed Bath & Beyond Inc.	2	56
BorgWarner Inc.	1	22
Burger King Holdings Inc.	2	35
CarMax Inc.	2	34
Carnival Corp.	2	60
CBS Corp. - Class B	4	53
Chico’s FAS Inc.	3	29
Chipotle Mexican Grill Inc. - Class A	-	41
Coach Inc.	1	29
CTC Media Inc.	-	6
Darden Restaurants Inc.	1	43
DR Horton Inc.	4	35
DreamWorks Animation SKG Inc.	1	31
Family Dollar Stores Inc.	1	45
Fortune Brands Inc.	1	47
Fossil Inc.	1	28
Gap Inc.	2	33
Gentex Corp.	2	34
Genuine Parts Co.	1	32
Guess? Inc.	1	19
HanesBrands Inc.	1	34
Harley-Davidson Inc.	2	40
Hasbro Inc.	1	45
Home Depot Inc.	5	126
International Game Technology	3	44
Interpublic Group of Cos. Inc.	5	38
J Crew Group Inc.	1	29
J.C. Penney Co. Inc.	2	41
Jarden Corp.	-	5
Leggett & Platt Inc.	2	38
Lennar Corp.	2	33
Liberty Media - Starz	1	26
Liberty Media Corp. - Interactive	2	24
Lowe’s Cos. Inc.	4	90
Marriott International Inc. - Class A	2	54
McDonald’s Corp.	2	152
Meredith Corp.	1	40
Mohawk Industries Inc.	-	9
New York Times Co. - Class A	4	31
News Corp. - Class A	7	78
O’Reilly Automotive Inc.	1	57
Panera Bread Co. - Class A	1	38
PetSmart Inc.	1	39
Priceline.com Inc.	-	18
Pulte Homes Inc.	4	32
Scripps Networks Interactive Inc.	1	44
Service Corp. International	4	32
Sherwin-Williams Co.	1	55
Stanley Black & Decker Inc.	1	51
Staples Inc.	3	48
Starwood Hotels & Resorts Worldwide Inc.	1	54
Tempur-Pedic International Inc.	1	28
Tiffany & Co.	1	45
Time Warner Cable Inc.	1	73
Time Warner Inc.	2	64
Tractor Supply Co.	1	30
Urban Outfitters Inc.	1	48
Walt Disney Co.	5	167
WMS Industries Inc.	1	36
Wynn Resorts Ltd.	1	54
Yum! Brands Inc.	2	75
		3,066
CONSUMER STAPLES - 2.4%
Altria Group Inc.	6	122
Archer-Daniels-Midland Co.	3	77
Avon Products Inc.	2	64
BJ’s Wholesale Club Inc.	1	37
Campbell Soup Co.	2	57
Church & Dwight Co. Inc.	1	38
Clorox Co.	1	62
ConAgra Foods Inc.	3	63
Constellation Brands Inc. - Class A	3	44
Corn Products International Inc.	1	39
Costco Wholesale Corp.	2	93
CVS Caremark Corp.	4	129
Dean Foods Co.	3	30
Del Monte Foods Co.	3	42
Dr. Pepper Snapple Group Inc.	2	64
Energizer Holdings Inc.	1	30
Flowers Foods Inc.	2	37
General Mills Inc.	3	89
HJ Heinz Co.	2	69
Hormel Foods Corp.	1	45
JM Smucker Co.	1	54
Kellogg Co.	1	60
Kimberly-Clark Corp.	1	73
Kraft Foods Inc. - Class A	6	154
Kroger Co.	3	67
Lorillard Inc.	1	50
McCormick & Co. Inc.	1	49
Molson Coors Brewing Co.	1	51
Reynolds American Inc.	1	57
Safeway Inc.	3	53
Smithfield Foods Inc.	-	3
SUPERVALU Inc.	-	2
Sysco Corp.	3	77
Walgreen Co.	3	72
Wal-Mart Stores Inc.	6	279
Whole Foods Market Inc.	2	55
		2,387
ENERGY - 1.7%
Alpha Natural Resources Inc.	1	30
Arch Coal Inc.	2	34
Baker Hughes Inc.	2	79
Cabot Oil & Gas Corp. - Class A	1	41
Cameron International Corp.	2	52
Chesapeake Energy Corp.	3	65
Consol Energy Inc.	1	44
Denbury Resources Inc.	3	50
Devon Energy Corp.	1	67
Dresser-Rand Group Inc.	1	28
Dril-Quip Inc.	-	18
El Paso Corp.	5	53
EOG Resources Inc.	1	79
Halliburton Co.	4	86
Helmerich & Payne Inc.	1	44
Kinder Morgan Management LLC	-	18
Massey Energy Co.	1	33
Murphy Oil Corp.	1	59
Nabors Industries Ltd.	3	44
Noble Energy Inc.	1	60
Oceaneering International Inc.	1	31
Oil States International Inc.	1	28
Peabody Energy Corp.	1	55
PetroHawk Energy Corp.	1	24
Pioneer Natural Resources Co.	1	59
Pride International Inc.	1	31
Range Resources Corp.	1	48
SM Energy Co.	-	4
Southern Union Co.	2	35
Southwestern Energy Co.	2	70
Spectra Energy Corp.	2	36
Sunoco Inc.	2	56
Superior Energy Services Inc.	-	4
Tesoro Corp.	3	40
Valero Energy Corp.	4	63
Whiting Petroleum Corp.	1	39
Williams Cos. Inc.	3	60
		1,667
FINANCIALS - 3.6%
Affiliated Managers Group Inc.	-	12
Alexandria Real Estate Equities Inc.	1	32
Allstate Corp.	2	69
AmeriCredit Corp.	2	31
Ameriprise Financial Inc.	2	54
AON Corp.	2	59
Apartment Investment & Management Co.	2	41
Arthur J Gallagher & Co.	2	37
AvalonBay Communities Inc.	1	65
Bank of Hawaii Corp.	1	39
Bank of New York Mellon Corp.	4	101
BB&T Corp.	3	74
BOK Financial Corp.	1	28
Boston Properties Inc.	1	64
Brown & Brown Inc.	2	42
CB Richard Ellis Group Inc. - Class A	3	44
Charles Schwab Corp.	4	57
Chubb Corp.	1	60
City National Corp.	1	36
Comerica Inc.	1	52
Commerce Bancshares Inc.	1	33
Cullen/Frost Bankers Inc.	1	31
Discover Financial Services	4	52
Endurance Specialty Holdings Ltd.	-	11
Equity Residential	2	62
Federal Realty Investment Trust	1	42
Fifth Third Bancorp	5	55
First Horizon National Corp.	3	38
Greenhill & Co. Inc.	-	12
Hartford Financial Services Group Inc.	1	29
HCP Inc.	2	48
Health Care REIT Inc.	1	38
Highwoods Properties Inc.	1	19
Host Hotels & Resorts Inc.	4	53
Huntington Bancshares Inc.	6	34
IntercontinentalExchange Inc.	-	34
Invesco Ltd.	3	50
Janus Capital Group Inc.	3	28
Jefferies Group Inc.	2	32
KeyCorp	6	48
Legg Mason Inc.	2	48
Leucadia National Corp.	2	39
Lincoln National Corp.	2	49
Loews Corp.	2	63
Macerich Co.	1	30
Marsh & McLennan Cos. Inc.	3	65
Marshall & Ilsley Corp.	6	39
Mercury General Corp.	1	33
MetLife Inc.	3	102
Morgan Stanley	4	100
NASDAQ OMX Group Inc.	2	36
Nationwide Health Properties Inc.	1	29
Navigators Group Inc.	-	4
Northern Trust Corp.	1	61
NYSE Euronext	2	47
People’s United Financial Inc.	4	50
Plum Creek Timber Co. Inc.	1	41
PNC Financial Services Group Inc.	2	96
Principal Financial Group Inc.	2	49
Progressive Corp.	3	64
ProLogis	3	34
Public Storage	-	26
Raymond James Financial Inc.	2	37
Realty Income Corp.	1	27
Regions Financial Corp.	7	47
Senior Housing Properties Trust	2	34
Simon Property Group Inc.	1	98
SLM Corp.	4	44
State Street Corp.	2	74
SunTrust Banks Inc.	3	61
TCF Financial Corp.	2	37
TD Ameritrade Holding Corp.	2	31
Torchmark Corp.	1	54
WR Berkley Corp.	2	40
Zions Bancorporation	2	39
		3,474
HEALTH CARE - 2.7%
Aetna Inc.	2	61
AmerisourceBergen Corp.	2	64
Baxter International Inc.	2	81
Beckman Coulter Inc.	1	30
Becton Dickinson & Co.	1	47
Biogen Idec Inc.	1	62
Bio-Rad Laboratories Inc. - Class A	-	26
Boston Scientific Corp.	9	52
Cardinal Health Inc.	2	57
Celgene Corp.	2	86
Cerner Corp.	1	38
CIGNA Corp.	2	53
Community Health Systems Inc.	1	17
Covance Inc.	1	36
Coventry Health Care Inc.	2	35
CR Bard Inc.	1	47
DaVita Inc.	1	56
Dentsply International Inc.	2	45
Edwards Lifesciences Corp.	1	56
Express Scripts Inc.	2	75
Forest Laboratories Inc.	2	47
Furiex Pharmaceuticals Inc.	-	1
Gen-Probe Inc.	1	41
Genzyme Corp.	1	66
Health Net Inc.	-	5
Henry Schein Inc.	1	27
Idexx Laboratories Inc.	1	30
Intuitive Surgical Inc.	-	32
Laboratory Corp. of America Holdings	1	60
Life Technologies Corp.	1	57
Lincare Holdings Inc.	1	39
Medco Health Solutions Inc.	-	17
Mednax Inc.	1	39
Merck & Co. Inc.	8	280
Mettler Toledo International Inc.	-	45
Patterson Cos. Inc.	2	43
PerkinElmer Inc.	2	39
Perrigo Co.	1	35
Pfizer Inc.	7	103
Pharmaceutical Product Development Inc.	2	43
Quest Diagnostics Inc.	1	50
ResMed Inc.	1	43
St. Jude Medical Inc.	2	65
STERIS Corp.	-	6
Stryker Corp.	1	35
Techne Corp.	1	29
Teleflex Inc.	1	38
Thermo Fisher Scientific Inc.	2	83
Universal Health Services Inc.	1	38
Valeant Pharmaceutical International	1	26
VCA Antech Inc.	1	35
Waters Corp.	1	45
Watson Pharmaceuticals Inc.	1	53
Zimmer Holdings Inc.	1	59
		2,678
INDUSTRIALS - 3.9%
AECOM Technology Corp.	1	32
AGCO Corp.	1	35
Alliant Techsystems Inc.	-	12
AMETEK Inc.	1	36
Avery Dennison Corp.	1	45
BE Aerospace Inc.	-	3
Boeing Co.	2	113
Carlisle Cos. Inc.	1	33
CH Robinson Worldwide Inc.	1	61
Cintas Corp.	2	43
Copart Inc.	1	39
Corrections Corp. of America	2	34
Covanta Holding Corp.	2	40
CSX Corp.	2	79
Cummins Inc.	1	65
Danaher Corp.	2	78
Deere & Co.	2	84
Dover Corp.	1	50
Dun & Bradstreet Corp.	1	40
Eaton Corp.	1	65
Emerson Electric Co.	1	35
Equifax Inc.	2	42
Expeditors International Washington Inc.	2	52
Fastenal Co.	1	55
FedEx Corp.	1	84
Flowserve Corp.	-	34
Fluor Corp.	1	47
Gardner Denver Inc.	-	13
General Dynamics Corp.	2	88
Goodrich Corp.	1	60
GrafTech International Ltd.	2	29
Harsco Corp.	1	33
Honeywell International Inc.	3	105
IDEX Corp.	1	37
IHS Inc.	1	41
Iron Mountain Inc.	2	43
ITT Corp.	1	45
Jacobs Engineering Group Inc.	1	44
JB Hunt Transport Services Inc.	1	39
Joy Global Inc.	1	35
Kansas City Southern	1	40
KBR Inc.	2	33
Kennametal Inc.	1	23
Kirby Corp.	1	31
Landstar System Inc.	1	31
Lennox International Inc.	-	12
Lincoln Electric Holdings Inc.	1	25
Lockheed Martin Corp.	1	82
Manpower Inc.	1	30
Masco Corp.	3	37
Nordson Corp.	-	11
Norfolk Southern Corp.	2	80
Northrop Grumman Systems Corp.	1	76
Orion Marine Group Inc.	-	4
PACCAR Inc.	2	72
Pall Corp.	1	41
Pentair Inc.	1	39
Pitney Bowes Inc.	2	42
Precision Castparts Corp.	1	72
Quanta Services Inc.	2	50
Raytheon Co.	1	63
Republic Services Inc. - Class A	2	63
Robert Half International Inc.	2	42
Rockwell Collins Inc.	1	53
Rollins Inc.	-	8
Roper Industries Inc.	1	50
RR Donnelley & Sons Co.	1	15
Ryder System Inc.	1	44
Snap-On Inc.	1	45
Southwest Airlines Co.	1	12
Spirit Aerosystems Holdings Inc.	2	36
SPX Corp.	1	32
Stericycle Inc.	1	66
Textron Inc.	3	42
Thomas & Betts Corp.	1	31
Timken Co.	-	8
Towers Watson & Co.	-	8
TransDigm Group Inc.	1	41
Union Pacific Corp.	2	118
Valmont Industries Inc.	-	22
WABCO Holdings Inc.	1	28
Wabtec Corp.	1	28
Waste Connections Inc.	1	42
Waste Management Inc.	2	72
Woodward Governor Co.	1	13
WW Grainger Inc.	-	11
		3,772
INFORMATION TECHNOLOGY - 3.8%
Adobe Systems Inc.	2	63
Advanced Micro Devices Inc.	6	40
Agilent Technologies Inc.	2	57
Akamai Technologies Inc.	1	57
Alliance Data Systems Corp.	1	36
Amphenol Corp. - Class A	1	51
Analog Devices Inc.	2	56
Applied Materials Inc.	6	70
Arrow Electronics Inc.	1	25
Autodesk Inc.	2	46
Automatic Data Processing Inc.	2	72
AVX Corp.	2	28
BMC Software Inc.	1	42
Broadridge Financial Solutions Inc.	2	34
Brocade Communications Systems Inc.	1	4
CA Inc.	3	52
Cisco Systems Inc.	3	60
Citrix Systems Inc.	1	55
Cognizant Technology Solutions Corp.	1	70
CommScope Inc.	-	5
Computer Sciences Corp.	1	50
Compuware Corp.	6	45
Corning Inc.	5	74
Cree Inc.	1	36
Dell Inc.	6	72
Diebold Inc.	-	5
Dolby Laboratories Inc. - Class A	1	44
DST Systems Inc.	-	4
Electronic Arts Inc.	3	45
EMC Corp.	6	112
F5 Networks Inc.	1	48
Factset Research Systems Inc.	-	20
Fiserv Inc.	1	55
FLIR Systems Inc.	2	47
Global Payments Inc.	1	29
Harris Corp.	1	33
Hewitt Associates Inc. - Class A	1	34
Hewlett-Packard Co.	3	134
Intuit Inc.	2	63
Jack Henry & Associates Inc.	1	31
JDS Uniphase Corp.	4	36
Juniper Networks Inc.	3	57
KLA-Tencor Corp.	2	47
Lam Research Corp.	1	42
Linear Technology Corp.	2	53
Maxim Integrated Products Inc.	2	32
McAfee Inc.	1	43
MEMC Electronic Materials Inc.	4	39
Microchip Technology Inc.	2	50
Micron Technology Inc.	6	48
Micros Systems Inc.	1	35
Molex Inc.	2	36
Monster Worldwide Inc.	3	35
Motorola Inc.	10	66
National Instruments Corp.	1	41
NCR Corp.	-	2
NetApp Inc.	2	67
Novellus Systems Inc.	2	46
Nvidia Corp.	2	17
ON Semiconductor Corp.	5	29
Oracle Corp.	9	197
Parametric Technology Corp.	-	5
Paychex Inc.	2	52
Polycom Inc.	1	36
QLogic Corp.	2	37
Red Hat Inc.	1	38
Rovi Corp.	-	8
SAIC Inc.	3	47
Salesforce.com Inc.	1	69
Silicon Laboratories Inc.	1	32
Skyworks Solutions Inc.	2	40
Symantec Corp.	4	57
Synopsys Inc.	2	38
Tellabs Inc.	4	22
Teradyne Inc.	4	36
Texas Instruments Inc.	1	21
Total System Services Inc.	3	41
Trimble Navigation Ltd.	1	39
Varian Semiconductor Equipment Associates Inc.	1	33
Xerox Corp.	7	53
Yahoo! Inc.	5	65
		3,691
MATERIALS - 2.0%
Air Products & Chemicals Inc.	1	71
AK Steel Holding Corp.	2	24
Albemarle Corp.	1	44
Alcoa Inc.	5	51
Allegheny Technologies Inc.	1	44
AptarGroup Inc.	1	34
Ball Corp.	1	53
Bemis Co. Inc.	2	43
Cliffs Natural Resources Inc.	1	42
Compass Minerals International Inc.	-	28
Crown Holdings Inc.	2	40
Cytec Industries Inc.	1	20
Dow Chemical Co.	4	88
Eastman Chemical Co.	1	43
Ecolab Inc.	2	67
EI Du Pont de Nemours & Co.	2	73
FMC Corp.	1	52
Grief Inc.	1	44
International Flavors & Fragrances Inc.	1	25
Martin Marietta Materials Inc.	1	42
MeadWestvaco Corp.	2	42
Monsanto Co.	2	97
Mosaic Co.	1	27
Nucor Corp.	2	65
Owens-Illinois Inc.	2	42
Packaging Corp. of America	2	40
Pactiv Corp.	2	47
PPG Industries Inc.	1	60
Praxair Inc.	1	99
Reliance Steel & Aluminum Co.	1	25
Rock-Tenn Co. - Class A	-	20
RPM International Inc.	2	30
Scotts Miracle-Gro Co.	1	36
Sealed Air Corp.	2	43
Sigma-Aldrich Corp.	1	45
Silgan Holdings Inc.	1	34
Sonoco Products Co.	1	40
Steel Dynamics Inc.	2	22
Titanium Metals Corp.	2	42
United States Steel Corp.	1	39
Valspar Corp.	1	37
Vulcan Materials Co.	1	49
Walter Industries Inc.	1	31
Weyerhaeuser Co.	1	50
		1,990
TELECOMMUNICATION SERVICES - 0.3%
American Tower Corp.	2	80
Crown Castle International Corp.	-	4
MetroPCS Communications Inc.	6	45
NII Holdings Inc. - Class B	1	20
Verizon Communications Inc.	6	173
		322
UTILITIES - 1.9%
AES Corp.	5	42
AGL Resources Inc.	1	25
Alliant Energy Corp.	1	32
Ameren Corp.	2	36
American Electric Power Co. Inc.	2	68
Aqua America Inc.	2	39
CMS Energy Corp.	3	44
Consolidated Edison Inc.	1	60
Dominion Resources Inc.	2	93
Duke Energy Corp.	5	86
Edison International	2	60
Energen Corp.	1	35
Entergy Corp.	1	57
EQT Corp.	1	47
Exelon Corp.	1	23
Integrys Energy Group Inc.	1	44
MDU Resources Group Inc.	2	32
National Fuel Gas Co.	1	32
NextEra Energy Inc.	2	83
Nicor Inc.	1	36
NiSource Inc.	3	38
Northeast Utilities	2	48
NSTAR	1	35
OGE Energy Corp.	1	40
Oneok Inc.	1	43
Pepco Holdings Inc.	3	44
PG&E Corp.	2	74
Pinnacle West Capital Corp.	1	44
PPL Corp.	2	55
Progress Energy Inc.	2	63
Public Service Enterprise Group Inc.	1	38
Questar Corp.	1	59
SCANA Corp.	1	46
Sempra Energy	1	66
Southern Co.	3	87
UGI Corp.	2	38
Wisconsin Energy Corp.	1	56
		1,848

Total Securities Sold Short - 25.5% (proceeds $25,741)		$24,895

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 31.6%
CONSUMER DISCRETIONARY - 0.8%
Charter Communications Inc. (c)		58	$2,055
Comcast Corp. - Class A		150	2,606
Dex One Corp. (c) (e)		106	2,020
			6,681
CONSUMER STAPLES - 0.6%
Diageo Plc		150	2,356
PepsiCo Inc.		40	2,438
			4,794
ENERGY - 5.0%
Baker Hughes Inc.		50	2,078
BP Plc - ADR (e)		50	1,444
Callon Petroleum Co. (c) (e)		75	472
Canadian Oil Sands Trust		350	8,874
ConocoPhillips		200	9,818
Exxon Mobil Corp.		225	12,841
Schlumberger Ltd.		40	2,214
Spectra Energy Corp.		165	3,304
			41,045
FINANCIALS - 3.7%
Bank of America Corp.		600	8,622
Barclays Plc		150	599
Citigroup Inc. (c)		894	3,363
HSBC Holdings Plc		300	2,741
JPMorgan Chase & Co.		200	7,322
Wells Fargo & Co.		300	7,670
			30,317
HEALTH CARE - 3.2%
Johnson & Johnson		85	5,020
Merck & Co. Inc.		400	13,988
Pfizer Inc.		500	7,130
			26,138
INDUSTRIALS - 0.4%
General Electric Co.		150	2,163

INFORMATION TECHNOLOGY - 1.8%
Intel Corp.		350	6,808
Maxim Integrated Products Inc. (e)		200	3,346
Xerox Corp.		300	2,412
Xilinx Inc.		90	2,273
			14,839
MATERIALS - 1.6%
Barrick Gold Corp.		130	5,903
Newmont Mining Corp.		110	6,791
Nucor Corp.		20	766
			13,460
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.		300	7,257
CenturyTel Inc.		70	2,332
Telstra Corp. Ltd.		900	2,453
Verizon Communications Inc.		150	4,203
Vodafone Group Plc		3,000	6,182
			22,427
UTILITIES - 11.8%
AGL Resources Inc.		100	3,582
Ameren Corp.		185	4,397
American Electric Power Co. Inc.		170	5,491
CenterPoint Energy Inc.		65	858
Consolidated Edison Inc.		80	3,448
Dominion Resources Inc.		150	5,811
Duke Energy Corp.		550	8,800
FirstEnergy Corp.		50	1,762
NextEra Energy Inc.		170	8,289
NiSource Inc.		40	580
PG&E Corp.		220	9,042
Pinnacle West Capital Corp.		100	3,636
PPL Corp.		76	1,884
Progress Energy Inc.		125	4,902
Public Service Enterprise Group Inc.		200	6,266
Sempra Energy		120	5,615
Southern Co.		380	12,646
TECO Energy Inc.		200	3,015
Xcel Energy Inc.		350	7,215
			97,239

Total Common Stocks (cost $293,477)			259,103

PREFERRED STOCKS - 5.4%
CONSUMER DISCRETIONARY - 0.1%
General Motors Corp., 6.25%, Series C (callable at
25.83 beginning 08/16/10) (d)		100	680

ENERGY - 0.5%
Chesapeake Energy Corp., 5.75% (p) (t)		5	4,398

FINANCIALS - 4.5%
Bank of America Corp., Convertible Preferred,
7.25%, Series L (p)		8	7,600
Barclays Bank Plc, 8.00%, 09/10/10		250	3,046
Citigroup Inc. 7.50%, 12/15/12		60	6,780
Credit Suisse, Convertible Preferred, 11.00%, 09/03/10		125	1,669
Deutsche Bank AG, 12.00% (t)		90	2,018
Federal Home Loan Mortgage Corp.,
8.38%, Series Z (callable at 25 on 12/31/12) (d) (p)		186	63
Federal National Mortgage Association
6.75%, Series Q (callable at 25
beginning 09/30/10) (d) (p)		100	32
7.63%, Series R (callable at 25
beginning 11/21/12) (d) (p)		143	52
8.25%, Series S (callable at 25 on 12/31/10) (d) (p)		65	22
Convertible Preferred, 8.75%, 05/13/11 (d)		91	47
5.38% (callable at 105,000 on 08/13/10) (d) (p)		-	100
FelCor Lodging Trust Inc., Convertible Preferred,
1.95%, Series A (p)		60	1,181
GMAC Inc., 7.00% (callable at 1,000
beginning 12/31/11) (p) (t)		2	1,435
Goldman Sachs Group Inc.
Convertible Preferred, 10.55%, 07/21/10		40	2,369
Convertible Preferred, 9.00%, 08/20/10		60	2,384
Wells Fargo & Co., Convertible Preferred,
7.50%, Series L (p)		9	7,914
			36,712
HEALTH CARE - 0.2%
Tenet Healthcare Corp., 7.00%, 10/01/12		2	1,747

UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred,
8.38%, 06/01/12 (c)		20	987

Total Preferred Stocks (cost $64,675)			44,524

WARRANTS - 0.0%
Charter Communications LLC, 11/30/14 (c)		30	159

Total Warrants (cost $106)			159

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%

Dynegy Roseton Pass Through Trust,
7.67%, 11/08/16 (e)		$1,000	880
Sigma Finance, Inc. (d) (f) (u)		1,285	55

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,266)			935

CORPORATE BONDS AND NOTES - 57.4%
CONSUMER DISCRETIONARY - 8.0%
Cablevision Systems Corp.
8.63%, 09/15/17 (t)		1,000	1,020
7.75%, 04/15/18		3,000	3,000
8.00%, 04/15/20 (e)		3,000	3,038
CCH II LLC, 13.50%, 11/30/16 (e)		5,134	5,981
CCO Holdings LLC, 8.13%, 04/30/20 (e) (t)		3,700	3,783
Cequel Communications Holdings I LLC,
8.63%, 11/15/17 (t)		2,500	2,491
Clear Channel Communications Inc. Term Loan B,
4.00%, 11/13/15 (i) (u)		6,775	5,199
Clear Channel Worldwide Holdings Inc.,
9.25%, 12/15/17 (e) (t)		400	398
9.25%, 12/15/17 (t)		1,600	1,608
DISH DBS Corp., 7.75%, 05/31/15		5,000	5,150
Dollar General Corp., 10.63%, 07/15/15		3,771	4,125
Harrah’s Operating Co. Inc., 11.25%, 06/01/17 (e)		750	789
Hertz Corp.
8.88%, 01/01/14		10,000	10,125
10.50%, 01/01/16		1,250	1,297
JBS USA LLC, 11.63%, 05/01/14		1,000	1,121
JohnsonDiversey Holdings Inc., 10.50%, 05/15/20 (t)		1,600	1,776
JohnsonDiversey Inc., 8.25%, 11/15/19 (t)		2,500	2,575
KB Home
5.75%, 02/01/14		2,000	1,830
6.25%, 06/15/15		1,300	1,157
MGM Mirage Inc., 6.75%, 04/01/13		2,900	2,588
MGM Resorts International, 4.25%, 04/15/15 (t)		1,000	791
Univision Communications Inc., 9.75%, 03/15/15 (t)		4,154	3,458
US Investigations Services Inc., Term Loan,
3.54%, 04/01/15 (i) (u)		2,895	2,504
			65,804
CONSUMER STAPLES - 0.2%
SUPERVALU Inc., 8.00%, 05/01/16 (e)		2,000	1,980

ENERGY - 11.9%
Anadarko Petroleum Corp., 5.95%, 09/15/16		3,000	2,582
Antero Resources Finance Corp., 9.38%, 12/01/17 (t)		2,000	2,000
ATP Oil & Gas Corp., 11.88%, 05/01/15 (e) (t)		2,500	1,812
Callon Petroleum Co., 13.00%, 09/15/16		1,500	1,185
Calpine Generating Co. LLC, 8.00%, 06/01/16 (t)		1,750	1,789
Chesapeake Energy Corp.
9.50%, 02/15/15 (e)		2,500	2,762
6.50%, 08/15/17 (e)		4,000	3,945
6.25%, 01/15/18 (e)		2,200	2,222
7.25%, 12/15/18		5,000	5,162
Consol Energy Inc., 8.25%, 04/01/20 (e) (t)		1,600	1,668
Denbury Resources Inc., 8.25%, 02/15/20 (e)		697	728
El Paso Corp.
12.00%, 12/12/13		1,600	1,844
7.25%, 06/01/18 (e)		4,100	4,111
7.75%, 01/15/32		1,000	988
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (e) (t)		2,700	2,578
Forrest Oil Corp., 8.50%, 02/15/14		3,500	3,649
Linn Energy LLC, 8.63%, 04/15/20 (t)		3,300	3,378
Newfield Exploration Co.
6.63%, 04/15/16		2,500	2,512
6.88%, 02/01/20		2,000	1,940
Petrohawk Energy Corp.
10.50%, 08/01/14 (e)		2,000	2,150
7.88%, 06/01/15 (e)		3,200	3,208
Pioneer Natural Resources Co.
6.65%, 03/15/17		1,500	1,508
6.88%, 05/01/18		2,000	2,008
Plains Exploration & Production Co.
7.75%, 06/15/15		1,500	1,485
10.00%, 03/01/16 (e)		1,500	1,605
Quicksilver Resources Inc., 11.75%, 01/01/16		1,300	1,433
Sabine Pass LNG LP
7.25%, 11/30/13		1,350	1,215
7.50%, 11/30/16		2,500	2,081
SandRidge Energy Inc.
4.16%, 04/01/14 (e) (i)		2,000	1,753
9.88%, 05/15/16 (e) (t)		2,600	2,639
8.00%, 06/01/18 (e) (t)		2,500	2,369
SEACOR Holdings Inc., 7.38%, 10/01/19		900	950
SESI LLC, 6.88%, 06/01/14		1,370	1,336
Texas Competitive Electric Holdings Co. LLC, Term Loan
3.58%, 10/10/14 (i) (u)		2,992	2,199
3.87%, 10/24/14 (i) (u)		1,975	1,467
4.03%, 10/24/14 (i) (u)		335	249
4.07%, 10/24/14 (i) (u)		4,560	3,388
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15		6,500	4,290
10.25%, 11/01/15 (e)		11,000	7,260
10.50%, 11/01/16 (e)		5,281	3,380
W&T Offshore Inc., 8.25%, 6/15/14 (e) (t)		3,000	2,700
			97,528
FINANCIALS - 14.9%
Allison, Term Loan
3.11%, 08/07/14 (i) (u)		165	150
3.11%, 08/07/14 (i) (u)		1,752	1,601
Bank of America Corp., 8.13% (callable at
100 beginning 05/15/18) (p)		1,000	966
CapitalSource Inc., 4.00%, 07/15/34 (k)		2,500	2,378
CEVA Group Plc, 11.50%, 04/01/18 (e) (t)		3,600	3,654
CIT Group Inc.
7.00%, 05/01/14		800	754
7.00%, 05/01/15 (e)		8,000	7,380
7.00%, 05/01/16 (e)		9,500	8,669
7.00%, 05/01/17		3,500	3,150
Felcor Lodging LP, 10.00%, 10/01/14 (e)		1,700	1,776
Ford Motor Credit Co. LLC
3.28%, 01/13/12 (i)		10,000	9,712
7.00%, 10/01/13		4,000	4,079
8.00%, 06/01/14		2,500	2,580
8.70%, 10/01/14		5,000	5,211
7.00%, 04/15/15		2,000	1,978
12.00%, 05/15/15		3,000	3,473
GMAC Inc., 8.00%, 03/15/20 (t)		4,500	4,399
Host Hotels & Resorts LP
6.88%, 11/01/14		1,000	998
6.38%, 03/15/15		3,500	3,430
6.75%, 06/01/16 (e)		1,000	989
9.00%, 05/15/17 (e)		600	642
Icahn Enterprises LP
7.75%, 01/15/16 (e) (t)		2,250	2,188
8.00%, 01/15/18 (e) (t)		2,000	1,940
International Lease Finance Corp.
8.63%, 09/15/15 (t)		700	663
8.75%, 03/15/17 (t)		2,000	1,895
iStar Financial Inc.
1.03%, 10/01/12 (i)		4,500	3,240
8.63%, 06/01/13		5,000	4,050
JPMorgan Chase & Co., 7.90%, (callable at
100 beginning 04/30/18) (p)		11,500	11,853
LBI Escrow Corp., 8.00%, 11/01/17 (t)		2,200	2,266
Liberty Mutual Group Inc., 10.75%, 06/15/58 (t)		5,000	5,400
New Communications Holdings Inc.
8.25%, 04/15/17 (t)		800	803
8.50%, 04/15/20 (t)		900	902
Petroplus Finance Ltd.
6.75%, 05/01/14 (t)		1,000	870
7.00%, 05/01/17 (e) (t)		3,000	2,445
9.38%, 09/15/19 (e) (t)		2,000	1,720
SuperMedia Inc., Term Loan,
11.00%, 12/31/15 (i) (u)		737	634
SuperMedia Inc. Escrow Litigation Trust,12/31/15 (c) (f)		868	9
UPC Germany GmbH
8.13%, 12/01/17 (e) (t)	EUR	2,100	2,058
8.13%, 12/01/17 (t)		2,750	3,346
9.63%, 12/01/19 (t)	EUR	1,500	1,853
Washington Mutual Preferred Funding LLC,
9.75%, (callable at 100 on 12/15/17) (d) (p) (t)		1,500	54
Wells Fargo Capital XIII,
7.70% (callable at 100 beginning 03/26/13) (p)		900	909
Wells Fargo Capital XV,
9.75% (callable at 100 on 09/26/13) (e) (p)		5,000	5,350
			122,417
HEALTH CARE - 6.2%
Community Health Systems Inc., 8.88%, 07/15/15		5,000	5,156
HCA Inc.
6.38%, 01/15/15		1,500	1,401
6.50%, 02/15/16		1,500	1,399
9.25%, 11/15/16		3,500	3,710
8.50%, 04/15/19		6,000	6,360
7.88%, 02/15/20		6,000	6,172
Quintiles Transnational Corp., 9.50%, 12/30/14 (t)		4,000	4,020
Talecris Biotherapeutics Holdings Corp.,
7.75%, 11/15/16 (t)		500	532
Tenet Healthcare Corp.
7.38%, 02/01/13		3,000	3,000
9.25%, 02/01/15 (e)		5,000	5,162
9.00%, 05/01/15 (e) (t)		3,500	3,701
10.00%, 05/01/18 (t)		3,500	3,868
US Oncology Holdings Inc., 6.64%, 03/15/12 (i)		2,997	2,787
Vanguard Health Holding Co. II LLC,
8.00%, 02/01/18		3,700	3,552
			50,820
INDUSTRIALS - 4.1%
Bombardier Inc., 7.75%, 03/15/20 (e) (t)		3,000	3,112
Case New Holland Inc., 7.88%, 12/01/17 (t)		6,200	6,246
Ceridian Corp., 11.25%, 11/15/15 (e)		4,000	3,610
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)		1,000	1,000
Navistar International Corp., 8.25%, 11/01/21 (e)		1,500	1,522
Niska Gas Storage US LLC, 8.88%, 03/15/18 (e) (t)		2,500	2,538
Novelis Inc., Term Loan, 2.54%, 07/07/14 (i) (u)		473	446
RBS Global & Rexnord LLC
11.75%, 08/01/16 (e)		1,500	1,564
8.50%, 05/01/18 (e) (t)		4,500	4,365
Severstal Columbus LLC, 10.25%, 02/15/18 (e) (t)		5,000	5,162
Terex Corp., 8.00%, 11/15/17 (e)		2,000	1,850
United Rentals Inc., 7.75%, 11/15/13 (e)		2,000	1,945
			33,360
INFORMATION TECHNOLOGY - 5.1%
Advanced Micro Devices Inc.
6.00%, 05/01/15		1,000	950
8.13%, 12/15/17 (e) (t)		1,000	995
First Data Corp., Term Loan
3.10%, 09/24/14 (i) (u)		215	181
3.10%, 09/24/14 (i) (u)		1,647	1,387
3.10%, 09/24/14 (i) (u)		88	74
3.10%, 10/01/14 (i) (u)		1,845	1,554
3.10%, 10/01/14 (i) (u)		1,870	1,575
3.10%, 10/01/14 (i) (u)		175	148
First Data Corp.
9.88%, 09/24/15		5,500	4,180
9.88%, 09/24/15		6,000	4,500
11.25%, 03/31/16 (e)		1,500	922
Freescale Semiconductor Inc.
8.88%, 12/15/14 (e)		9,500	8,669
10.13%, 12/15/16		850	680
10.13%, 03/15/18 (t)		5,000	5,100
9.25%, 04/15/18 (t)		3,000	2,962
IMS Health Inc., 12.50%, 03/01/18 (t)		2,000	2,285
Sanmina-SCI Corp.
6.75%, 03/01/13		1,200	1,185
8.13%, 03/01/16 (e)		1,500	1,479
Sungard Data Systems Inc., 10.63%, 05/15/15		2,500	2,673
			41,499
MATERIALS - 1.8%
Hexion US Finance Corp., 8.88%, 02/01/18		3,000	2,708
Huntsman International LLC
7.88%, 11/15/14 (e)		3,000	2,895
5.50%, 06/30/16 (e) (t)		1,000	875
Ineos Group Holdings Plc, 7.88%, 02/15/16 (t)	EUR	3,250	2,891
Kerling Plc, 10.63%, 01/28/17 (t)	EUR	3,600	4,457
Nalco Co., 8.25%, 05/15/17		200	207
NewPage Corp., 11.38%, 12/31/14 (e)		1,000	908
			14,941
TELECOMMUNICATION SERVICES - 1.0%
Clearwire Communications LLC
12.00%, 12/01/15 (e) (t)		1,500	1,487
12.00%, 12/01/15 (t)		2,000	1,992
Cricket Communications Inc., 9.38%, 11/01/14 (e)		1,000	1,015
Digicel Group Ltd., 8.88%, 01/15/15 (t)		500	489
Virgin Media Secured Finance Plc,
7.00%, 01/15/18	GBP	2,000	2,913
			7,896
UTILITIES - 4.2%
AES Corp., 8.00%, 10/15/17 (e)		2,250	2,272
Calpine Corp., 7.25%, 10/15/17 (e) (t)		1,000	960
Dynegy Holdings Inc.
7.50%, 06/01/15 (e)		10,000	7,912
8.38%, 05/01/16 (e)		2,500	1,978
7.75%, 06/01/19		2,000	1,382
Energy Future Holdings Corp.
10.88%, 11/01/17 (e)		4,000	2,960
11.25%, 11/01/17		9,378	6,095
Public Service Co. of New Mexico.,
7.95%, 05/15/18		2,200	2,318
RRI Energy Inc., 7.88%, 06/15/17 (e)		5,000	4,726
TXU Corp., 6.55%, 11/15/34		9,000	4,006
			34,609

Total Corporate Bonds and Notes (cost $477,506)			470,854

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
State of California, 7.95%, 03/01/36		2,500	2,626

Total Government and Agency Obligations (cost $2,503)			2,626

SHORT TERM INVESTMENTS - 20.2%
Mutual Funds - 7.1%
JNL Money Market Fund, 0.06% (a) (h)		58,693	58,693

Securities Lending Collateral - 13.1%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		98,769	98,769
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		8,620	8,620
			107,389

Total Short Term Investments (cost $166,082)			166,082

Total Investments - 115.0% (cost $1,006,615)			944,283
Other Assets and Liabilities, Net - (15.0%)			(123,436)
Total Net Assets - 100%			$820,847

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 84.9%
CONSUMER DISCRETIONARY - 6.7%
British Sky Broadcasting Group Plc		94	$985
Cerberus Capital Management LP (c) (f) (s) (u)		2,498	1,150
Daimler AG (c)		49	2,478
Harrah’s Investment LP (c) (f) (s) (u)		39	-
Hillenbrand Inc.		55	1,167
Mattel Inc.		225	4,753
News Corp. - Class A		696	8,324
Stanley Black & Decker Inc.		34	1,735
Thomas Cook Group Plc		121	319
Time Warner Cable Inc.		46	2,413
Time Warner Inc.		101	2,914
Virgin Media Inc. (e)		263	4,387
			30,625
CONSUMER STAPLES - 23.7%
Altria Group Inc.		500	10,016
British American Tobacco Plc		309	9,821
Brown-Forman Corp. - Class B		31	1,790
Carlsberg A/S		34	2,587
Carrefour SA		50	1,995
Coca-Cola Enterprises Inc.		111	2,860
CVS Caremark Corp.		444	13,028
Danone SA		23	1,241
Dr. Pepper Snapple Group Inc.		179	6,684
General Mills Inc.		107	3,800
Imperial Tobacco Group Plc		319	8,900
Japan Tobacco Inc.		1	2,738
Kraft Foods Inc. - Class A		360	10,089
Kroger Co.		271	5,342
Lorillard Inc.		19	1,347
Nestle SA		182	8,794
PepsiCo Inc.		51	3,098
Pernod-Ricard SA (e)		77	5,935
Philip Morris International Inc.		58	2,655
Reynolds American Inc.		66	3,443
Wal-Mart Stores Inc.		54	2,583
			108,746
ENERGY - 5.5%
Baker Hughes Inc.		34	1,404
BP Plc		320	1,532
Exterran Holdings Inc. (c) (e)		46	1,186
Marathon Oil Corp.		218	6,775
Noble Energy Inc.		21	1,293
Pride International Inc. (c)		63	1,397
Royal Dutch Shell Plc - Class A		208	5,238
Total SA		53	2,376
Transocean Ltd. (c)		94	4,340
			25,541
FINANCIALS - 14.8%
ACE Ltd.		87	4,481
Alexander’s Inc. (e)		8	2,423
Alleghany Corp. (c)		5	1,471
Bank of America Corp.		502	7,219
Barclays Plc		1,014	4,047
Berkshire Hathaway Inc. - Class B (c) (e)		60	4,782
Bond Street Holding LLC (c) (f)		26	520
Canary Wharf Group Plc (c) (f) (u)		405	1,789
CIT Group Inc. (c)		16	527
CNO Financial Group Inc. (c)		97	480
Deutsche Boerse AG		42	2,549
Forestar Group Inc. (c)		46	834
Goldman Sachs Group Inc.		22	2,874
Guaranty Bancorp (c)		49	51
Intesa Sanpaolo SpA		501	1,319
Link Real Estate Investment Trust		836	2,074
Morgan Stanley		204	4,746
Old Republic International Corp.		221	2,678
PNC Financial Services Group Inc.		67	3,791
St. Joe Co. (c) (e)		40	919
Travelers Cos. Inc.		47	2,332
UBS AG (c)		194	2,570
Wells Fargo & Co.		238	6,097
White Mountains Insurance Group Ltd.		14	4,609
Zurich Financial Services AG		12	2,624
			67,806
HEALTH CARE - 8.1%
Alcon Inc. - ADR		14	2,012
Amgen Inc. (c)		54	2,823
Boston Scientific Corp. (c)		403	2,337
Community Health Systems Inc. (c)		60	2,023
Eli Lilly & Co.		226	7,572
Novartis AG		84	4,065
Pfizer Inc.		351	5,004
Tenet Healthcare Corp. (c)		787	3,413
UnitedHealth Group Inc.		274	7,783
			37,032
INDUSTRIALS - 6.2%
A P Moller - Maersk A/S Class B		1	5,458
Alstom SA (e)		51	2,304
Federal Signal Corp.		96	577
GenCorp Inc. (c) (e)		59	257
Orkla ASA		803	5,136
Owens Corning Inc. (c)		121	3,621
Siemens AG		71	6,338
TNT NV		74	1,865
Tyco International Ltd.		82	2,899
			28,455
INFORMATION TECHNOLOGY - 8.0%
Dell Inc. (c)		404	4,868
LSI Corp. (c)		862	3,967
Maxim Integrated Products Inc.		190	3,173
Microsoft Corp.		386	8,874
Motorola Inc. (c)		628	4,093
Nintendo Co. Ltd.		11	3,142
Tyco Electronics Ltd.		101	2,562
Xerox Corp.		734	5,898
			36,577
MATERIALS - 4.9%
Domtar Corp. (e)		38	1,845
International Paper Co.		241	5,453
Linde AG		42	4,459
MeadWestvaco Corp.		117	2,589
Weyerhaeuser Co.		225	7,936
			22,282
TELECOMMUNICATION SERVICES - 3.3%
Cable & Wireless Communications Plc		1,730	1,492
Cable & Wireless Worldwide Plc		1,730	2,238
Telefonica SA		272	5,040
Vodafone Group Plc		3,117	6,421
			15,191
UTILITIES - 3.7%
Babcock & Brown Infrastructure Group		402	1,100
E.ON AG		177	4,774
Entergy Corp.		28	1,992
Exelon Corp.		102	3,880
GDF Suez		58	1,652
NRG Energy Inc. (c)		176	3,727
			17,125

Total Common Stocks (cost $448,094)			389,380

PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Volkswagen AG		51	4,498

Total Preferred Stocks (cost $4,499)			4,498

CORPORATE BONDS AND NOTES - 5.2%
CONSUMER DISCRETIONARY - 0.5%
Cerberus Capital Management LP
12.00%, 07/31/14 (f) (s) (u)		$780	359
12.00%, 07/31/14 (f) (s) (u)		390	179
12.00%, 07/31/14 (f) (o) (s) (u)		743	343
Charter Communications Inc., Incremental Term Loan,
7.25%, 03/06/14 (i) (u)		224	208
Dana Corp.
6.50%, 04/30/10 (f) (u)		72	-
5.85%, 01/15/15 (f) (u)		65	-
7.00%, 03/15/28 (f) (u)		115	-
Six Flags Inc., Term Loan, 9.25%, 12/31/16 (i) (u)		1,252	1,257
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)		1,130	-
			2,346
ENERGY - 0.8%
Boston Generating LLC, Term Loan,
2.83%, 12/21/13 (i) (u)		56	47
2.83%, 12/21/13 (i) (u)		16	13
Boston Generating LLC, Term Loan B,
2.78%, 12/21/13 (i) (u)		244	206
Texas Competitive Electric Holdings Co. LLC,
Term Loan B1, 3.85%, 10/10/14 (i) (u)		1,430	1,063
Texas Competitive Electric Holdings Co. LLC,
Term Loan B2, 3.85%, 10/10/14 (i) (u)		225	167
Texas Competitive Electric Holdings Co. LLC, Term Loan,
4.03%, 10/10/14 (i) (u)		2,083	1,531
3.85%, 11/01/15 (i) (u)		694	513
			3,540
FINANCIALS - 3.4%
Avaya Inc., Term Loan, 10/26/14 (i) (u)		3,864	3,315
CIT Group Inc., Term Loan
9.50%, 01/20/12 (i) (u)		943	963
13.00%, 01/20/12 (i) (u)		369	381
CIT Group Inc.
7.00%, 05/01/13 (e)		176	169
7.00%, 05/01/14		264	249
7.00%, 05/01/15 (e)		264	244
7.00%, 05/01/16 (e)		1,799	1,642
7.00%, 05/01/17 (e)		1,793	1,614
Realogy Corp., Term Loan (o)
1.47%, 10/10/13 (i) (u)		1,007	853
3.25%, 10/10/13 (i) (u)		1,625	1,376
3.25%, 10/10/13 (i) (u)		3,790	3,210
13.50%, 10/15/17 (i) (u)		93	98
Smurfit-Stone Container Enterprises Inc., Term Loan,
6.75%, 02/22/16 (i) (u)		809	808
			14,922
INDUSTRIALS - 0.0%
Northwest Airlines Corp., Contingent Distribution (f) (n) (u)		725	-

INFORMATION TECHNOLOGY - 0.5%
First Data Corp., Term Loan
3.07%, 09/24/14 (i) (u)		270	227
3.10%, 09/24/14 (i) (u)		1,602	1,352
3.10%, 10/01/14 (i) (u)		917	773
			2,352

Total Corporate Bonds and Notes (cost $24,880)			23,160

SHORT TERM INVESTMENTS - 11.8%
Mutual Funds - 8.4%
JNL Money Market Fund, 0.06% (a) (h)		38,506	38,506

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		15,751	15,751

Total Short Term Investments (cost $54,257)			54,257

Total Investments - 102.9% (cost $531,730)			471,295
Other Assets and Liabilities, Net - (2.9%)			(12,644)
Total Net Assets - 100%			$458,651

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 9.9%
Abercrombie & Fitch Co. - Class A		9	$278
Amazon.com Inc. (c)		35	3,875
Apollo Group Inc. - Class A (c)		13	571
AutoNation Inc. (c) (e)		8	162
AutoZone Inc. (c)		3	568
Bed Bath & Beyond Inc. (c)		27	1,013
Best Buy Co. Inc.		36	1,208
Big Lots Inc. (c)		8	257
CarMax Inc. (c)		18	366
Carnival Corp.		45	1,365
CBS Corp. - Class B		71	913
Coach Inc.		33	1,196
Comcast Corp. - Class A		294	5,107
Darden Restaurants Inc.		14	553
DeVry Inc.		6	326
DirecTV - Class A (c)		95	3,212
Discovery Communications Inc. - Class A (c)		29	1,027
DR Horton Inc.		30	294
Eastman Kodak Co. (c) (e)		30	130
Expedia Inc.		22	406
Family Dollar Stores Inc.		14	523
Ford Motor Co. (c)		352	3,552
Fortune Brands Inc.		16	623
GameStop Corp. - Class A (c)		18	333
Gannett Co. Inc.		25	343
Gap Inc.		50	966
Genuine Parts Co.		16	637
Goodyear Tire & Rubber Co. (c)		26	260
H&R Block Inc.		36	559
Harley-Davidson Inc. (e)		24	530
Harman International Industries Inc. (c)		7	210
Hasbro Inc.		13	553
Home Depot Inc.		176	4,944
International Game Technology		30	477
Interpublic Group of Cos. Inc. (c) (e)		52	371
J.C. Penney Co. Inc.		25	531
Johnson Controls Inc.		70	1,875
Kohl’s Corp. (c)		32	1,514
Leggett & Platt Inc. (e)		15	296
Lennar Corp.		16	229
Limited Brands Inc.		28	618
Lowe’s Cos. Inc.		149	3,041
Macy’s Inc.		44	787
Marriott International Inc. - Class A		26	775
Mattel Inc.		38	804
McDonald’s Corp.		111	7,340
McGraw-Hill Cos. Inc.		32	897
Meredith Corp. (e)		3	108
New York Times Co. - Class A (c)		11	98
Newell Rubbermaid Inc.		28	408
News Corp. - Class A		234	2,795
Nike Inc. - Class B		40	2,733
Nordstrom Inc.		17	555
Office Depot Inc. (c)		29	117
Omnicom Group Inc.		32	1,109
O’Reilly Automotive Inc. (c)		14	668
Polo Ralph Lauren Corp.		6	419
Priceline.com Inc. (c)		5	862
Pulte Homes Inc. (c)		34	284
RadioShack Corp.		12	233
Ross Stores Inc.		13	671
Scripps Networks Interactive Inc.		10	389
Sears Holdings Corp. (c) (e)		5	320
Sherwin-Williams Co.		9	648
Stanley Black & Decker Inc.		17	836
Staples Inc.		76	1,444
Starbucks Corp.		77	1,878
Starwood Hotels & Resorts Worldwide Inc. (e)		19	785
Target Corp.		77	3,767
Tiffany & Co.		13	481
Time Warner Cable Inc.		37	1,909
Time Warner Inc.		119	3,448
TJX Cos. Inc.		44	1,830
Urban Outfitters Inc. (c)		13	441
VF Corp.		9	641
Viacom Inc. - Class B		63	1,979
Walt Disney Co. (e)		203	6,383
Washington Post Co.		1	242
Whirlpool Corp. (e)		8	689
Wyndham Worldwide Corp.		18	361
Wynn Resorts Ltd.		7	540
Yum! Brands Inc.		49	1,904
			98,390
CONSUMER STAPLES - 11.2%
Altria Group Inc.		216	4,322
Archer-Daniels-Midland Co.		67	1,725
Avon Products Inc.		45	1,179
Brown-Forman Corp. - Class B		11	634
Campbell Soup Co.		19	667
Clorox Co.		15	911
Coca-Cola Co.		239	11,958
Coca-Cola Enterprises Inc.		33	863
Colgate-Palmolive Co.		51	4,031
ConAgra Foods Inc.		46	1,073
Constellation Brands Inc. - Class A (c)		20	315
Costco Wholesale Corp.		46	2,500
CVS Caremark Corp.		142	4,150
Dean Foods Co. (c)		19	190
Dr. Pepper Snapple Group Inc.		27	993
Estee Lauder Cos. Inc.		12	689
General Mills Inc.		68	2,431
Hershey Co.		17	835
HJ Heinz Co.		33	1,423
Hormel Foods Corp.		7	292
JM Smucker Co.		12	751
Kellogg Co.		26	1,325
Kimberly-Clark Corp.		43	2,620
Kraft Foods Inc. - Class A		180	5,038
Kroger Co.		68	1,332
Lorillard Inc.		16	1,129
McCormick & Co. Inc.		13	496
Mead Johnson Nutrition Co.		21	1,069
Molson Coors Brewing Co.		17	703
PepsiCo Inc.		167	10,205
Philip Morris International Inc.		192	8,818
Procter & Gamble Co.		299	17,916
Reynolds American Inc.		18	920
Safeway Inc.		40	781
Sara Lee Corp.		73	1,027
SUPERVALU Inc.		22	237
Sysco Corp.		62	1,760
Tyson Foods Inc.		30	499
Walgreen Co.		102	2,728
Wal-Mart Stores Inc.		216	10,396
Whole Foods Market Inc. (c)		17	625
			111,556
ENERGY - 10.3%
Anadarko Petroleum Corp.		51	1,843
Apache Corp.		35	2,938
Baker Hughes Inc. (e)		44	1,846
Cabot Oil & Gas Corp. - Class A		11	334
Cameron International Corp. (c)		25	829
Chesapeake Energy Corp.		68	1,421
Chevron Corp.		208	14,104
ConocoPhillips		154	7,558
Consol Energy Inc.		23	785
Denbury Resources Inc. (c)		41	607
Devon Energy Corp.		46	2,824
Diamond Offshore Drilling Inc. (e)		7	440
El Paso Corp.		73	815
EOG Resources Inc.		26	2,578
Exxon Mobil Corp.		530	30,239
FMC Technologies Inc. (c)		13	672
Halliburton Co.		94	2,305
Helmerich & Payne Inc.		10	375
Hess Corp.		30	1,524
Marathon Oil Corp.		74	2,286
Massey Energy Co.		10	279
Murphy Oil Corp.		19	959
Nabors Industries Ltd. (c)		30	533
National Oilwell Varco Inc.		44	1,439
Noble Energy Inc.		18	1,062
Occidental Petroleum Corp.		84	6,488
Peabody Energy Corp.		27	1,061
Pioneer Natural Resources Co.		12	720
Range Resources Corp.		17	668
Rowan Cos. Inc. (c)		12	254
Schlumberger Ltd.		124	6,857
Smith International Inc.		25	947
Southwestern Energy Co. (c)		36	1,392
Spectra Energy Corp.		67	1,352
Sunoco Inc.		12	420
Tesoro Corp.		13	148
Valero Energy Corp.		57	1,026
Williams Cos. Inc.		61	1,111
			103,039
FINANCIALS - 15.7%
AFLAC Inc.		49	2,078
Allstate Corp.		56	1,603
American Express Co.		124	4,922
American International Group Inc. (c) (e)		14	474
Ameriprise Financial Inc.		26	932
AON Corp.		28	1,033
Apartment Investment & Management Co.		12	239
Assurant Inc.		13	434
AvalonBay Communities Inc.		8	773
Bank of America Corp.		1,038	14,918
Bank of New York Mellon Corp. (a)		125	3,093
BB&T Corp.		72	1,887
Berkshire Hathaway Inc. - Class B (c)		171	13,650
Boston Properties Inc.		14	1,004
Capital One Financial Corp.		47	1,906
CB Richard Ellis Group Inc. - Class A (c)		29	394
Charles Schwab Corp.		102	1,441
Chubb Corp.		34	1,709
Cincinnati Financial Corp.		16	421
Citigroup Inc. (c)		2,333	8,774
CME Group Inc.		7	1,949
Comerica Inc.		18	652
Discover Financial Services		57	794
E*Trade Financial Corp. (c)		20	237
Equity Residential		29	1,217
Federated Investors Inc. - Class B (e)		8	176
Fifth Third Bancorp		83	1,019
First Horizon National Corp. (c)		24	270
Franklin Resources Inc.		15	1,329
Genworth Financial Inc. - Class A (c)		50	649
Goldman Sachs Group Inc.		54	7,029
Hartford Financial Services Group Inc.		46	1,023
HCP Inc.		31	990
Health Care REIT Inc.		13	532
Host Hotels & Resorts Inc.		66	894
Hudson City Bancorp Inc.		50	608
Huntington Bancshares Inc.		77	426
IntercontinentalExchange Inc. (c)		8	870
Invesco Ltd.		48	808
Janus Capital Group Inc.		17	155
JPMorgan Chase & Co.		412	15,081
KeyCorp (e)		92	707
Kimco Realty Corp.		41	555
Legg Mason Inc.		16	456
Leucadia National Corp. (c)		19	378
Lincoln National Corp.		32	767
Loews Corp.		37	1,231
M&T Bank Corp. (e)		8	719
Marsh & McLennan Cos. Inc.		56	1,259
Marshall & Ilsley Corp.		54	389
MetLife Inc.		85	3,207
Moody’s Corp. (e)		20	399
Morgan Stanley		145	3,364
NASDAQ OMX Group Inc. (c)		15	267
Northern Trust Corp.		25	1,175
NYSE Euronext		27	754
People’s United Financial Inc.		38	511
Plum Creek Timber Co. Inc. (e)		17	572
PNC Financial Services Group Inc.		54	3,073
Principal Financial Group Inc.		33	782
Progressive Corp.		70	1,309
ProLogis		48	488
Prudential Financial Inc.		48	2,589
Public Storage		14	1,234
Regions Financial Corp.		124	819
Simon Property Group Inc.		30	2,431
SLM Corp. (c)		50	515
State Street Corp.		51	1,740
SunTrust Banks Inc.		52	1,211
T. Rowe Price Group Inc.		27	1,196
Torchmark Corp.		8	412
Travelers Cos. Inc.		52	2,546
U.S. Bancorp		198	4,431
Unum Group		35	754
Ventas Inc.		16	771
Vornado Realty Trust		16	1,192
Wells Fargo & Co.		539	13,803
XL Capital Ltd. - Class A		35	557
Zions Bancorporation (e)		16	335
			157,291
HEALTH CARE - 11.7%
Abbott Laboratories		161	7,521
Aetna Inc.		45	1,184
Allergan Inc.		32	1,862
AmerisourceBergen Corp. (e)		29	925
Amgen Inc. (c)		100	5,241
Baxter International Inc.		62	2,540
Becton Dickinson & Co.		25	1,657
Biogen Idec Inc. (c)		28	1,332
Boston Scientific Corp. (c)		158	914
Bristol-Myers Squibb Co.		178	4,431
Cardinal Health Inc.		37	1,257
CareFusion Corp. (c)		17	397
Celgene Corp. (c)		48	2,425
Cephalon Inc. (c)		7	423
Cerner Corp. (c)		7	533
CIGNA Corp.		28	865
Coventry Health Care Inc. (c)		15	269
CR Bard Inc.		10	776
DaVita Inc. (c)		10	655
Dentsply International Inc.		16	469
Eli Lilly & Co.		105	3,525
Express Scripts Inc. (c)		57	2,687
Forest Laboratories Inc. (c)		32	867
Genzyme Corp. (c)		28	1,407
Gilead Sciences Inc. (c)		94	3,210
Hospira Inc. (c)		17	955
Humana Inc. (c)		18	814
Intuitive Surgical Inc. (c)		4	1,279
Johnson & Johnson		286	16,863
King Pharmaceuticals Inc. (c)		26	196
Laboratory Corp. of America Holdings (c)		10	783
Life Technologies Corp. (c)		18	866
McKesson Corp.		28	1,881
Medco Health Solutions Inc. (c)		48	2,652
Medtronic Inc.		114	4,152
Merck & Co. Inc.		322	11,277
Millipore Corp. (c)		6	596
Mylan Inc. (c) (e)		31	531
Patterson Cos. Inc.		10	277
PerkinElmer Inc.		12	253
Pfizer Inc.		835	11,911
Quest Diagnostics Inc.		15	756
St. Jude Medical Inc. (c)		34	1,223
Stryker Corp.		29	1,472
Tenet Healthcare Corp. (c)		44	193
Thermo Fisher Scientific Inc. (c)		43	2,086
UnitedHealth Group Inc.		120	3,409
Varian Medical Systems Inc. (c)		12	640
Waters Corp. (c)		10	616
Watson Pharmaceuticals Inc. (c)		11	432
WellPoint Inc. (c)		45	2,183
Zimmer Holdings Inc. (c)		21	1,162
			116,830
INDUSTRIALS - 10.0%
3M Co.		74	5,824
Avery Dennison Corp.		12	386
Boeing Co.		78	4,921
Caterpillar Inc.		65	3,890
CH Robinson Worldwide Inc.		17	968
Cintas Corp.		14	340
CSX Corp.		41	2,011
Cummins Inc.		21	1,366
Danaher Corp.		54	2,021
Deere & Co.		44	2,451
Dover Corp.		19	814
Dun & Bradstreet Corp.		5	351
Eaton Corp.		17	1,127
Emerson Electric Co.		78	3,408
Equifax Inc.		13	364
Expeditors International Washington Inc.		22	765
Fastenal Co. (e)		13	653
FedEx Corp.		32	2,276
First Solar Inc. (c) (e)		5	565
Flowserve Corp.		6	483
Fluor Corp.		19	794
General Dynamics Corp.		40	2,344
General Electric Co.		1,104	15,921
Goodrich Corp.		13	842
Honeywell International Inc.		79	3,094
Illinois Tool Works Inc.		40	1,660
Iron Mountain Inc.		18	408
ITT Corp.		19	857
Jacobs Engineering Group Inc. (c)		13	464
L-3 Communications Holdings Inc.		12	854
Lockheed Martin Corp.		33	2,439
Masco Corp.		37	395
Norfolk Southern Corp.		38	2,037
Northrop Grumman Systems Corp.		31	1,713
PACCAR Inc.		38	1,510
Pall Corp.		12	403
Parker Hannifin Corp.		16	903
Pitney Bowes Inc.		21	454
Precision Castparts Corp.		15	1,516
Quanta Services Inc. (c)		22	446
Raytheon Co.		39	1,905
Republic Services Inc. - Class A		34	1,005
Robert Half International Inc.		15	356
Rockwell Automation Inc.		15	733
Rockwell Collins Inc.		16	872
Roper Industries Inc.		10	557
RR Donnelley & Sons Co.		21	337
Ryder System Inc.		5	205
Snap-On Inc.		6	228
Southwest Airlines Co.		78	862
Stericycle Inc. (c)		8	553
Textron Inc.		28	471
Union Pacific Corp.		52	3,641
United Parcel Service Inc. - Class B		103	5,850
United Technologies Corp.		97	6,295
Waste Management Inc.		50	1,578
WW Grainger Inc.		6	618
			100,104
INFORMATION TECHNOLOGY - 18.0%
Adobe Systems Inc. (c)		54	1,440
Advanced Micro Devices Inc. (c)		56	412
Agilent Technologies Inc. (c)		35	1,001
Akamai Technologies Inc. (c)		18	713
Altera Corp.		31	772
Amphenol Corp. - Class A		18	712
Analog Devices Inc.		30	842
Apple Inc. (c)		94	23,691
Applied Materials Inc.		140	1,678
Autodesk Inc. (c)		24	586
Automatic Data Processing Inc.		52	2,111
BMC Software Inc. (c)		18	624
Broadcom Corp. - Class A		45	1,479
CA Inc.		41	760
Cisco Systems Inc. (c)		593	12,627
Citrix Systems Inc. (c)		19	811
Cognizant Technology Solutions Corp. (c)		31	1,550
Computer Sciences Corp.		16	706
Compuware Corp. (c)		24	192
Corning Inc.		162	2,612
Dell Inc. (c)		179	2,155
eBay Inc. (c)		117	2,299
Electronic Arts Inc. (c)		32	467
EMC Corp. (c)		213	3,894
Fidelity National Information Services Inc.		35	925
Fiserv Inc. (c)		15	690
FLIR Systems Inc. (c)		15	441
Google Inc. - Class A (c)		25	11,129
Harris Corp.		13	555
Hewlett-Packard Co.		242	10,479
Intel Corp.		576	11,198
International Business Machines Corp.		133	16,438
Intuit Inc. (c)		33	1,138
Jabil Circuit Inc.		19	258
JDS Uniphase Corp. (c)		22	212
Juniper Networks Inc. (c) (e)		55	1,247
KLA-Tencor Corp.		17	475
Lexmark International Inc. (c)		8	251
Linear Technology Corp. (e)		23	651
LSI Corp. (c)		66	303
MasterCard Inc.		10	1,999
McAfee Inc. (c)		17	511
MEMC Electronic Materials Inc. (c)		25	242
Microchip Technology Inc. (e)		18	508
Micron Technology Inc. (c)		89	754
Microsoft Corp.		790	18,167
Molex Inc. (e)		14	251
Monster Worldwide Inc. (c)		12	141
Motorola Inc. (c)		240	1,568
National Semiconductor Corp. (e)		24	321
NetApp Inc. (c)		36	1,328
Novell Inc. (c)		37	209
Novellus Systems Inc. (c)		9	226
Nvidia Corp. (c)		58	591
Oracle Corp.		405	8,684
Paychex Inc. (e)		34	872
QLogic Corp. (c)		13	209
QUALCOMM Inc.		171	5,606
Red Hat Inc. (c)		19	558
SAIC Inc. (c)		31	520
Salesforce.com Inc. (c)		12	1,001
SanDisk Corp. (c)		23	977
Symantec Corp. (c)		81	1,129
Tellabs Inc.		39	252
Teradata Corp. (c)		17	520
Teradyne Inc. (c) (e)		17	165
Texas Instruments Inc.		129	2,999
Total System Services Inc.		20	278
VeriSign Inc. (c)		19	511
Visa Inc. - Class A		47	3,312
Western Digital Corp. (c)		23	700
Western Union Co.		71	1,061
Xerox Corp.		141	1,132
Xilinx Inc.		29	732
Yahoo! Inc. (c)		124	1,709
			180,267
MATERIALS - 3.2%
Air Products & Chemicals Inc.		22	1,430
Airgas Inc.		8	509
AK Steel Holding Corp.		10	125
Alcoa Inc.		106	1,068
Allegheny Technologies Inc.		10	435
Ball Corp.		9	496
Bemis Co. Inc.		12	319
CF Industries Holdings Inc.		7	441
Cliffs Natural Resources Inc.		14	647
Dow Chemical Co.		119	2,829
Eastman Chemical Co.		7	398
Ecolab Inc.		25	1,107
EI Du Pont de Nemours & Co.		94	3,242
FMC Corp.		7	416
Freeport-McMoRan Copper & Gold Inc.		49	2,873
International Flavors & Fragrances Inc.		8	338
International Paper Co.		45	1,021
MeadWestvaco Corp.		18	391
Monsanto Co.		57	2,615
Newmont Mining Corp.		51	3,147
Nucor Corp.		33	1,255
Owens-Illinois Inc. (c)		17	446
Pactiv Corp. (c)		14	399
PPG Industries Inc.		17	1,045
Praxair Inc.		32	2,416
Sealed Air Corp.		17	338
Sigma-Aldrich Corp.		12	597
Titanium Metals Corp. (c)		7	125
United States Steel Corp. (e)		15	560
Vulcan Materials Co.		13	563
Weyerhaeuser Co.		22	776
			32,367
TELECOMMUNICATION SERVICES - 2.9%
American Tower Corp. (c)		42	1,864
AT&T Inc.		611	14,776
CenturyTel Inc.		30	1,011
Frontier Communications Corp. (e)		30	214
MetroPCS Communications Inc. (c)		29	239
Qwest Communications International Inc.		156	817
Sprint Nextel Corp. (c)		308	1,305
Verizon Communications Inc.		294	8,227
Windstream Corp.		49	515
			28,968
UTILITIES - 3.6%
AES Corp. (c)		70	646
Allegheny Energy Inc.		17	361
Ameren Corp.		24	573
American Electric Power Co. Inc.		50	1,606
CenterPoint Energy Inc.		43	563
CMS Energy Corp.		25	363
Consolidated Edison Inc.		29	1,255
Constellation Energy Group Inc.		21	679
Dominion Resources Inc.		62	2,414
DTE Energy Co.		17	788
Duke Energy Corp.		136	2,176
Edison International		34	1,078
Entergy Corp.		20	1,410
EQT Corp.		15	545
Exelon Corp.		68	2,600
FirstEnergy Corp.		31	1,084
Integrys Energy Group Inc. (e)		8	346
NextEra Energy Inc.		43	2,094
Nicor Inc.		5	193
NiSource Inc.		28	412
Northeast Utilities		18	458
NRG Energy Inc. (c)		28	590
Oneok Inc.		11	487
Pepco Holdings Inc. (e)		24	376
PG&E Corp.		39	1,588
Pinnacle West Capital Corp.		12	420
PPL Corp.		46	1,157
Progress Energy Inc.		30	1,162
Public Service Enterprise Group Inc.		53	1,649
Questar Corp.		18	831
SCANA Corp.		11	398
Sempra Energy		26	1,196
Southern Co.		85	2,833
TECO Energy Inc.		22	326
Wisconsin Energy Corp.		12	629
Xcel Energy Inc.		48	982
			36,268

Total Common Stocks (cost $1,026,069)			965,080

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$915	39

Total Non-U.S. Government Agency Asset-Backed Securities (cost $915)			39

SHORT TERM INVESTMENTS - 4.3%
Mutual Funds - 2.7%
JNL Money Market Fund, 0.06% (a) (h)		27,377	27,377

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)		6,333	6,333
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)		6,353	6,353
			12,686
U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 0.11%, 09/09/10 (m)		$2,705	2,704

Total Short Term Investments (cost $42,768)			42,767

Total Investments - 100.8% (cost $1,069,752)			1,007,886
Other Assets and Liabilities, Net - (0.8%)			(8,330)
Total Net Assets - 100%			$999,556

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 13.4%
99 Cents Only Stores (c)	24	$360
Aaron’s Inc.	44	744
Advance Auto Parts Inc.	48	2,408
Aeropostale Inc. (c)	51	1,471
American Eagle Outfitters Inc.	114	1,345
American Greetings Corp.	21	400
AnnTaylor Stores Corp. (c)	33	533
Bally Technologies Inc. (c)	30	988
Barnes & Noble Inc. (e)	22	285
Bob Evans Farms Inc.	17	411
BorgWarner Inc. (c)	64	2,404
Boyd Gaming Corp. (c) (e)	31	266
Brinker International Inc.	55	792
Burger King Holdings Inc.	49	828
Career Education Corp. (c)	36	840
Cheesecake Factory Inc. (c)	33	744
Chico’s FAS Inc.	98	970
Chipotle Mexican Grill Inc. - Class A (c)	17	2,379
Coldwater Creek Inc. (c) (e)	31	103
Collective Brands Inc. (c)	36	561
Corinthian Colleges Inc. (c) (e)	47	462
Dick’s Sporting Goods Inc. (c)	49	1,228
Dollar Tree Inc. (c)	70	2,905
DreamWorks Animation SKG Inc. (c)	42	1,192
Dress Barn Inc. (c)	33	782
Foot Locker Inc.	86	1,090
Fossil Inc. (c)	27	925
Gentex Corp.	77	1,378
Guess? Inc.	32	1,003
HanesBrands Inc. (c)	53	1,266
Harte-Hanks Inc.	21	218
International Speedway Corp. - Class A	16	404
ITT Educational Services Inc. (c) (e)	16	1,320
J Crew Group Inc. (c)	31	1,136
John Wiley & Sons Inc.	23	884
KB Home	40	437
Lamar Advertising Co. (c)	29	723
Life Time Fitness Inc. (c) (e)	23	725
LKQ Corp. (c)	78	1,504
Matthews International Corp. - Class A (e)	16	478
MDC Holdings Inc.	21	562
Mohawk Industries Inc. (c)	31	1,417
NetFlix Inc. (c) (e)	23	2,457
NVR Inc. (c)	3	2,205
Panera Bread Co. - Class A (c)	18	1,322
PetSmart Inc.	65	1,959
Phillips-Van Heusen Corp.	31	1,434
Regis Corp.	32	497
Rent-A-Center Inc. (c)	36	737
Ryland Group Inc.	25	388
Saks Inc. (c) (e)	88	667
Scholastic Corp.	14	332
Scientific Games Corp. - Class A (c)	35	321
Service Corp. International	140	1,038
Sotheby’s - Class A	37	851
Strayer Education Inc. (e)	8	1,599
Thor Industries Inc.	21	510
Timberland Co. - Class A (c)	23	371
Toll Brothers Inc. (c)	77	1,266
Tractor Supply Co.	20	1,210
Tupperware Brands Corp.	35	1,386
Under Armour Inc. - Class A (c) (e)	20	670
Warnaco Group Inc. (c)	24	880
Wendy’s/Arby’s Group Inc.	184	736
Williams-Sonoma Inc.	59	1,453
WMS Industries Inc. (c)	29	1,140
		66,300
CONSUMER STAPLES - 3.7%
Alberto-Culver Co.	47	1,280
BJ’s Wholesale Club Inc. (c) (e)	30	1,093
Church & Dwight Co. Inc.	39	2,439
Corn Products International Inc.	41	1,255
Energizer Holdings Inc. (c)	38	1,933
Flowers Foods Inc. (e)	41	1,009
Green Mountain Coffee Roasters Inc. (c)	58	1,486
Hansen Natural Corp. (c)	38	1,486
Lancaster Colony Corp.	10	557
NBTY Inc. (c)	35	1,186
Ralcorp Holdings Inc. (c)	30	1,653
Ruddick Corp.	23	704
Smithfield Foods Inc. (c)	81	1,201
Tootsie Roll Industries Inc. (e)	14	340
Universal Corp.	13	525
		18,147
ENERGY - 5.7%
Arch Coal Inc. (e)	90	1,773
Atwood Oceanics Inc. (c)	31	799
Bill Barrett Corp. (c)	21	656
Cimarex Energy Co.	46	3,303
Comstock Resources Inc. (c)	26	724
Exterran Holdings Inc. (c) (e)	35	894
Forest Oil Corp. (c)	62	1,696
Frontier Oil Corp.	56	755
Helix Energy Solutions Group Inc. (c)	49	532
Mariner Energy Inc. (c)	56	1,211
Newfield Exploration Co. (c)	73	3,571
Oceaneering International Inc. (c)	30	1,359
Overseas Shipholding Group Inc.	14	519
Patriot Coal Corp. (c)	42	491
Patterson-UTI Energy Inc.	82	1,055
Plains Exploration & Production Co. (c)	77	1,582
Pride International Inc. (c)	97	2,159
Quicksilver Resources Inc. (c)	66	721
Southern Union Co.	69	1,499
Superior Energy Services Inc. (c)	43	812
Tidewater Inc.	29	1,105
Unit Corp. (c)	22	877
		28,093
FINANCIALS - 20.2%
Affiliated Managers Group Inc. (c)	24	1,454
Alexandria Real Estate Equities Inc.	24	1,547
AMB Property Corp.	92	2,180
American Financial Group Inc.	41	1,123
AmeriCredit Corp. (c)	53	970
Apollo Investment Corp.	103	958
Arthur J Gallagher & Co.	57	1,379
Associated Banc-Corp	95	1,169
Astoria Financial Corp.	46	628
BancorpSouth Inc. (e)	41	726
Bank of Hawaii Corp.	27	1,282
BRE Properties Inc. - Class A (e)	33	1,232
Brown & Brown Inc.	65	1,247
Camden Property Trust	35	1,446
Cathay General Bancorp	44	455
City National Corp. (e)	24	1,225
Commerce Bancshares Inc.	40	1,449
Corporate Office Properties Trust	32	1,217
Cousins Properties Inc.	57	385
Cullen/Frost Bankers Inc.	33	1,701
Duke Realty Corp.	133	1,511
Eaton Vance Corp.	65	1,787
Equity One Inc. (e)	18	278
Essex Property Trust Inc. (e)	16	1,605
Everest Re Group Ltd.	33	2,310
Federal Realty Investment Trust	34	2,370
Fidelity National Financial Inc. - Class A	127	1,649
First American Financial Corp.	57	723
First Niagara Financial Group Inc.	113	1,417
FirstMerit Corp.	59	1,008
Fulton Financial Corp.	106	1,024
Greenhill & Co. Inc. (e)	12	713
Hanover Insurance Group Inc.	25	1,071
HCC Insurance Holdings Inc.	63	1,564
Highwoods Properties Inc.	39	1,094
Hospitality Properties Trust	68	1,436
International Bancshares Corp. (e)	27	453
Jefferies Group Inc.	67	1,416
Jones Lang LaSalle Inc.	23	1,517
Liberty Property Trust (e)	62	1,792
Macerich Co.	71	2,646
Mack-Cali Realty Corp.	44	1,298
Mercury General Corp.	20	817
MSCI Inc. (c)	64	1,747
Nationwide Health Properties Inc.	65	2,313
New York Community Bancorp Inc. (e)	238	3,638
NewAlliance Bancshares Inc. (e)	59	659
Old Republic International Corp.	133	1,610
Omega Healthcare Investors Inc.	51	1,012
PacWest Bancorp	15	283
Potlatch Corp.	22	789
Prosperity Bancshares Inc.	25	861
Protective Life Corp.	46	980
Raymond James Financial Inc.	55	1,351
Rayonier Inc.	44	1,938
Realty Income Corp. (e)	58	1,745
Regency Centers Corp.	45	1,547
Reinsurance Group of America Inc.	40	1,838
SEI Investments Co.	71	1,449
Senior Housing Properties Trust	70	1,413
SL Green Realty Corp.	43	2,359
StanCorp Financial Group Inc.	26	1,036
SVB Financial Group (c) (e)	23	942
Synovus Financial Corp.	427	1,085
TCF Financial Corp. (e)	68	1,132
Transatlantic Holdings Inc.	35	1,702
Trustmark Corp. (e)	30	624
UDR Inc.	89	1,695
Unitrin Inc.	28	708
Valley National Bancorp (e)	89	1,209
Waddell & Reed Financial Inc. - Class A	47	1,029
Washington Federal Inc.	62	1,005
Webster Financial Corp.	37	664
Weingarten Realty Investors	58	1,099
Westamerica Bancorporation (e)	16	821
Wilmington Trust Corp.	49	543
WR Berkley Corp.	71	1,872
		99,970
HEALTH CARE - 12.1%
Affymetrix Inc. (c)	40	238
Beckman Coulter Inc.	38	2,319
Bio-Rad Laboratories Inc. - Class A (c)	11	920
Charles River Laboratories International Inc. (c)	36	1,244
Community Health Systems Inc. (c)	51	1,735
Covance Inc. (c) (e)	35	1,814
Edwards Lifesciences Corp. (c)	62	3,487
Endo Pharmaceuticals Holdings Inc. (c)	65	1,412
Gen-Probe Inc. (c)	27	1,231
Health Management Associates Inc. (c)	138	1,072
Health Net Inc. (c)	55	1,347
Henry Schein Inc. (c)	50	2,740
Hill-Rom Holdings Inc.	34	1,020
Hologic Inc. (c)	142	1,982
Idexx Laboratories Inc. (c) (e)	32	1,949
Immucor Inc. (c)	39	737
Kindred Healthcare Inc. (c)	21	272
Kinetic Concepts Inc. (c)	34	1,249
LifePoint Hospitals Inc. (c)	29	920
Lincare Holdings Inc. (e)	54	1,767
Masimo Corp.	29	689
Medicis Pharmaceutical Corp.	31	678
Mednax Inc. (c)	25	1,410
Mettler Toledo International Inc. (c)	19	2,077
Omnicare Inc.	66	1,571
Owens & Minor Inc.	34	952
Perrigo Co.	44	2,616
Pharmaceutical Product Development Inc.	65	1,661
Psychiatric Solutions Inc. (c)	31	1,018
ResMed Inc. (c)	41	2,515
STERIS Corp.	33	1,015
Techne Corp.	21	1,183
Teleflex Inc.	22	1,191
Thoratec Corp. (c)	31	1,339
United Therapeutics Corp. (c)	27	1,294
Universal Health Services Inc.	52	2,000
Valeant Pharmaceutical International (c)	34	1,801
VCA Antech Inc. (c)	47	1,168
Vertex Pharmaceuticals Inc. (c)	110	3,628
WellCare Health Plans Inc. (c)	23	539
		59,800
INDUSTRIALS - 14.3%
Acuity Brands Inc.	23	842
AECOM Technology Corp. (c)	63	1,448
AGCO Corp. (c) (e)	51	1,374
AirTran Holdings Inc. (c)	76	369
Alaska Air Group Inc. (c)	19	850
Alexander & Baldwin Inc.	23	678
Alliant Techsystems Inc. (c)	18	1,130
AMETEK Inc.	58	2,339
BE Aerospace Inc. (c)	56	1,433
Brink’s Co.	26	489
Bucyrus International Inc. - Class A	44	2,111
Carlisle Cos. Inc.	33	1,182
Clean Harbors Inc. (c)	13	841
Con-Way Inc.	29	885
Copart Inc. (c)	37	1,331
Corporate Executive Board Co.	18	476
Corrections Corp. of America (c)	62	1,189
Crane Co.	25	757
Deluxe Corp.	29	538
Donaldson Co. Inc.	43	1,815
FTI Consulting Inc. (c)	25	1,092
Gardner Denver Inc.	28	1,253
GATX Corp. (e)	25	660
Graco Inc.	32	904
Granite Construction Inc.	18	427
Harsco Corp.	44	1,041
Herman Miller Inc. (e)	31	591
HNI Corp.	25	694
Hubbell Inc. - Class B	33	1,307
IDEX Corp.	45	1,277
JB Hunt Transport Services Inc.	48	1,582
JetBlue Airways Corp. (c)	111	608
Joy Global Inc.	57	2,837
Kansas City Southern (c)	56	2,025
KBR Inc.	88	1,798
Kennametal Inc.	45	1,145
Kirby Corp. (c)	30	1,137
Korn/Ferry International (c)	26	358
Landstar System Inc.	27	1,059
Lennox International Inc.	27	1,124
Lincoln Electric Holdings Inc.	24	1,200
Manpower Inc.	44	1,920
Mine Safety Appliances Co.	16	397
MSC Industrial Direct Co. - Class A	24	1,238
Navigant Consulting Inc. (c)	27	276
Nordson Corp.	19	1,044
Oshkosh Corp. (c)	49	1,537
Pentair Inc.	54	1,745
Regal-Beloit Corp.	21	1,154
Rollins Inc.	24	504
Shaw Group Inc. (c)	46	1,578
SPX Corp.	27	1,450
Terex Corp. (c)	60	1,120
Thomas & Betts Corp. (c)	29	1,009
Timken Co.	44	1,140
Towers Watson & Co.	24	916
Trinity Industries Inc. (e)	44	777
United Rentals Inc. (c)	32	300
URS Corp. (c)	45	1,785
Valmont Industries Inc.	11	777
Wabtec Corp. (e)	26	1,049
Waste Connections Inc. (c)	43	1,514
Werner Enterprises Inc.	24	516
Woodward Governor Co.	31	801
		70,743
INFORMATION TECHNOLOGY - 14.8%
ACI Worldwide Inc. (c)	18	355
Acxiom Corp. (c)	42	622
ADC Telecommunications Inc. (c)	50	368
ADTRAN Inc.	30	818
Advent Software Inc. (c) (e)	8	393
Alliance Data Systems Corp. (c) (e)	29	1,724
Ansys Inc. (c)	49	2,008
AOL Inc. (c)	57	1,195
Arrow Electronics Inc. (c)	66	1,476
Atmel Corp. (c)	252	1,208
Avnet Inc. (c)	84	2,014
Broadridge Financial Solutions Inc.	73	1,390
Cadence Design Systems Inc. (c)	144	833
Ciena Corp. (c)	49	622
CommScope Inc. (c)	52	1,236
Convergys Corp. (c)	66	646
CoreLogic Inc.	57	1,007
Cree Inc. (c)	58	3,505
Diebold Inc.	35	965
Digital River Inc. (c)	21	497
DST Systems Inc.	21	760
Equinix Inc. (c) (e)	25	2,014
F5 Networks Inc. (c)	44	3,000
Factset Research Systems Inc.	23	1,549
Fair Isaac Corp.	26	564
Fairchild Semiconductor International Inc. (c)	69	580
Gartner Inc. - Class A (c)	33	779
Global Payments Inc.	45	1,641
Hewitt Associates Inc. - Class A (c)	46	1,589
Informatica Corp. (c) (e)	50	1,193
Ingram Micro Inc. - Class A (c)	90	1,371
Integrated Device Technology Inc. (c)	93	459
International Rectifier Corp. (c)	38	710
Intersil Corp.	66	794
Itron Inc. (c)	22	1,369
Jack Henry & Associates Inc.	47	1,115
Lam Research Corp. (c)	69	2,638
Lender Processing Services Inc.	53	1,647
Mantech International Corp. - Class A (c)	12	529
Mentor Graphics Corp. (c)	58	517
Micros Systems Inc. (c)	44	1,401
National Instruments Corp.	32	1,005
NCR Corp. (c)	88	1,066
NeuStar Inc. - Class A (c)	40	820
Palm Inc. (c)	89	506
Parametric Technology Corp. (c)	65	1,014
Plantronics Inc.	26	733
Polycom Inc. (c)	46	1,383
Quest Software Inc. (c)	34	604
RF Micro Devices Inc. (c)	144	563
Rovi Corp. (c)	56	2,120
Semtech Corp. (c)	32	532
Silicon Laboratories Inc. (c)	25	1,029
Solera Holdings Inc.	39	1,395
SRA International Inc. - Class A (c)	23	457
Sybase Inc. (c)	48	3,079
Synopsys Inc. (c)	81	1,686
Tech Data Corp. (c)	27	967
TIBCO Software Inc. (c)	91	1,094
Trimble Navigation Ltd. (c)	67	1,861
ValueClick Inc. (c)	46	493
Vishay Intertechnology Inc. (c)	100	771
Zebra Technologies Corp. (c)	33	825
		73,104
MATERIALS - 6.4%
Albemarle Corp. (e)	50	1,997
AptarGroup Inc.	37	1,416
Ashland Inc.	43	1,995
Cabot Corp.	35	841
Carpenter Technology Corp.	24	799
Commercial Metals Co.	62	826
Cytec Industries Inc.	27	1,077
Grief Inc.	19	1,055
Intrepid Potash Inc. (c) (e)	23	448
Louisiana-Pacific Corp. (c) (e)	67	449
Lubrizol Corp.	38	3,021
Martin Marietta Materials Inc. (e)	25	2,117
Minerals Technologies Inc.	10	470
NewMarket Corp.	6	565
Olin Corp.	43	787
Packaging Corp. of America	57	1,252
Reliance Steel & Aluminum Co.	35	1,280
Rock-Tenn Co. - Class A	21	1,056
RPM International Inc.	71	1,274
Scotts Miracle-Gro Co.	25	1,111
Sensient Technologies Corp.	26	680
Silgan Holdings Inc.	30	842
Sonoco Products Co.	55	1,685
Steel Dynamics Inc.	119	1,572
Temple-Inland Inc.	59	1,226
Valspar Corp.	54	1,618
Worthington Industries Inc.	33	421
		31,880
TELECOMMUNICATION SERVICES - 0.8%
Cincinnati Bell Inc. (c)	102	308
Syniverse Holdings Inc. (c)	39	791
Telephone & Data Systems Inc.	50	1,516
tw telecom inc. (c)	83	1,382
		3,997
UTILITIES - 6.2%
AGL Resources Inc.	43	1,532
Alliant Energy Corp.	61	1,934
Aqua America Inc. (e)	75	1,330
Atmos Energy Corp.	51	1,388
Black Hills Corp.	21	594
Cleco Corp.	32	855
DPL Inc.	66	1,578
Dynegy Inc. (c)	57	220
Energen Corp.	40	1,753
Great Plains Energy Inc. (e)	75	1,271
Hawaiian Electric Industries Inc. (e)	51	1,159
IDACORP Inc.	25	848
MDU Resources Group Inc.	103	1,865
National Fuel Gas Co.	45	2,049
NSTAR (e)	59	2,059
NV Energy Inc.	130	1,529
OGE Energy Corp.	53	1,955
PNM Resources Inc.	46	510
Questar Corp. (c)	96	1,543
UGI Corp.	60	1,527
Vectren Corp.	45	1,060
Westar Energy Inc.	60	1,299
WGL Holdings Inc. (e)	27	912
		30,770

Total Common Stocks (cost $524,245)		482,804

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$2,206	94

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $2,206)		94

SHORT TERM INVESTMENTS - 10.3%
Mutual Funds - 2.4%
JNL Money Market Fund, 0.06% (a) (h)	12,113	12,113

Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	27,763	27,763
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	9,578	9,578
		37,341
U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 0.11%, 09/09/10 (m)	$1,335	1,335

Total Short Term Investments (cost $50,790)		50,789

Total Investments - 107.9% (cost $577,241)		533,687
Other Assets and Liabilities, Net - (7.9%)		(39,196)
Total Net Assets - 100%		$494,491

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 13.8%
1-800-Flowers.com Inc. (c)	14	$29
99 Cents Only Stores (c)	26	391
AFC Enterprises Inc. (c)	15	133
AH Belo Corp. - Class A (c)	10	64
Ambassadors Group Inc.	9	100
American Apparel Inc. (c)	16	29
American Axle & Manufacturing Holdings Inc. (c)	31	225
American Greetings Corp.	22	422
American Public Education Inc. (c)	10	453
America’s Car-Mart Inc. (c)	5	117
Amerigon Inc. (c)	11	85
Ameristar Casinos Inc.	14	209
AnnTaylor Stores Corp. (c)	33	532
Arbitron Inc.	15	386
Arctic Cat Inc. (c)	7	59
ArvinMeritor Inc. (c)	53	698
Asbury Automotive Group Inc. (c)	19	197
Ascent Media Corp. (c)	7	178
Audiovox Corp. (c)	9	67
Ballantyne Strong Inc. (c)	8	55
Barnes & Noble Inc. (e)	21	267
Beazer Homes USA Inc. (c) (e)	37	134
Bebe Stores Inc.	18	114
Belo Corp. (c)	51	292
Big 5 Sporting Goods Corp.	13	167
Biglari Holdings Inc. (c)	1	207
BJ’s Restaurants Inc. (c)	12	290
Blue Nile Inc. (c) (e)	7	338
Bluegreen Corp. (c)	6	19
Blyth Inc.	4	120
Bob Evans Farms Inc.	17	410
Bon-Ton Stores Inc. (c)	6	62
Books-A-Million Inc. (e)	3	19
Borders Group Inc. (c) (e)	36	48
Boyd Gaming Corp. (c)	29	246
Bridgepoint Education Inc. (c) (e)	11	168
Brookfield Homes Corp. (c)	6	40
Brown Shoe Co. Inc.	23	348
Brunswick Corp.	49	609
Buckle Inc. (e)	15	470
Buffalo Wild Wings Inc. (c)	10	358
Build-A-Bear Workshop Inc. (c)	13	88
Cabela’s Inc. - Class A (c) (e)	23	320
California Pizza Kitchen Inc. (c)	11	166
Callaway Golf Co.	34	208
Cambium Learning Group Inc. (c)	9	32
Capella Education Co. (c)	9	746
Caribou Coffee Co. Inc. (c)	3	30
Carmike Cinemas Inc. (c)	8	51
Carrol’s Restaurant Group Inc. (c)	5	23
Carter’s Inc. (c)	33	854
Casual Male Retail Group Inc. (c)	22	77
Cato Corp. - Class A	16	348
Cavco Industries Inc. (c) (e)	3	106
CEC Entertainment Inc. (c)	13	463
Charming Shoppes Inc. (c) (e)	63	236
Cheesecake Factory Inc. (c) (e)	33	740
Cherokee Inc. (e)	5	90
Childrens Place Retail Stores Inc. (c)	15	666
Christopher & Banks Corp.	18	113
Churchill Downs Inc.	7	220
Cinemark Holdings Inc.	31	407
Citi Trends Inc. (c)	9	280
CKE Restaurants Inc.	30	378
CKX Inc. (c)	35	172
Coinstar Inc. (c) (e)	17	736
Coldwater Creek Inc. (c) (e)	32	107
Collective Brands Inc. (c)	36	562
Columbia Sportswear Co. (e)	6	296
Conn’s Inc. (c) (e)	10	57
Cooper Tire & Rubber Co.	33	641
Core-Mark Holding Co. Inc. (c)	5	150
Corinthian Colleges Inc. (c) (e)	48	475
CPI Corp.	5	110
Cracker Barrel Old Country Store Inc.	13	607
Crocs Inc. (c)	47	497
Crown Media Holdings Inc. (c) (e)	5	9
CSS Industries Inc.	6	94
Culp Inc. (c)	5	52
Cumulus Media Inc. - Class A (c)	12	31
Dana Holding Corp. (c)	77	771
Deckers Outdoor Corp. (c)	7	1,036
Delta Apparel Inc. (c)	3	47
Denny’s Corp. (c)	57	147
Destination Maternity Corp. (c)	2	53
Dex One Corp. (c)	27	510
Dillard’s Inc. - Class A	25	541
DineEquity Inc. (c) (e)	10	269
Dolan Media Co. (c)	15	166
Domino’s Pizza Inc. (c)	20	230
Dorman Products Inc. (c)	5	108
Dress Barn Inc. (c)	33	775
Drew Industries Inc. (c)	10	200
Drugstore.com Inc. (c)	53	163
DSW Inc. (c)	8	173
Eastman Kodak Co. (c) (e)	151	655
Einstein Noah Restaurant Group Inc. (c)	2	25
Empire Resorts Inc. (c)	14	22
Entercom Communications Corp. (c)	13	111
Entravision Communications Corp. (c)	26	55
Ethan Allen Interiors Inc.	14	190
EW Scripps Co. (c)	16	122
Exide Technologies (c)	41	214
Express Inc. (c)	9	140
Finish Line - Class A	28	387
Fisher Communications Inc. (c)	4	67
Fred’s Inc.	23	257
Fuel Systems Solutions Inc. (c) (e)	7	184
Furniture Brands International Inc. (c)	23	119
Gaiam Inc.	8	48
Gaylord Entertainment Co. (c) (e)	19	420
Genesco Inc. (c)	13	339
G-III Apparel Group Ltd. (c)	8	188
Global Sources Ltd. (c)	13	99
Grand Canyon Education Inc. (c) (e)	17	394
Gray Television Inc. (c)	26	63
Group 1 Automotive Inc. (c) (e)	14	320
Gymboree Corp. (c)	16	703
Harte-Hanks Inc.	20	213
Haverty Furniture Cos. Inc.	10	126
Hawk Corp. (c)	2	62
Helen of Troy Ltd. (c)	17	371
hhgregg Inc. (c) (e)	7	164
Hibbett Sports Inc. (c) (e)	15	370
Hooker Furniture Corp.	5	55
HOT Topic Inc.	27	136
Hovnanian Enterprises Inc. - Class A (c) (e)	32	118
HSN Inc. (c)	22	516
Iconix Brand Group Inc. (c)	39	555
Interval Leisure Group Inc. (c)	22	271
iRobot Corp. (c) (e)	11	206
Isle of Capri Casinos Inc. (c)	8	73
Jack in the Box Inc. (c)	32	627
Jakks Pacific Inc. (c)	17	239
Jamba Inc. (c)	32	68
Jo-Ann Stores Inc. (c)	15	562
Joe’s Jeans Inc. (c) (e)	23	45
Johnson Outdoors Inc. (c)	2	26
Jones Apparel Group Inc.	48	762
Jos. A. Bank Clothiers Inc. (c)	10	537
Journal Communications Inc. - Class A (c)	27	108
K12 Inc. (c) (e)	14	301
Kenneth Cole Productions Inc. (c)	5	56
Kid Brands Inc. (c)	7	47
Kirkland’s Inc. (c)	9	154
Knology Inc. (c)	17	187
Krispy Kreme Doughnuts Inc. (c) (e)	38	129
K-Swiss Inc. - Class A (c)	15	169
LaCrosse Footwear Inc.	3	42
Landry’s Restaurants Inc. (c)	4	105
La-Z-Boy Inc. (c) (e)	28	209
Leapfrog Enterprises Inc. (c)	18	70
Learning Tree International Inc. (c)	5	53
Lee Enterprises Inc. (c)	24	62
Libbey Inc. (c) (e)	9	113
Life Time Fitness Inc. (c) (e)	23	724
Lifetime Brands Inc. (c)	5	73
LIN TV Corp. (c)	17	91
Lincoln Educational Services Corp. (c)	9	184
Lions Gate Entertainment Corp. (c)	36	255
Lithia Motors Inc. - Class A	16	99
Live Nation Inc. (c)	78	817
Liz Claiborne Inc. (c) (e)	54	228
LodgeNet Interactive Corp. (c) (e)	13	49
Lumber Liquidators Holdings Inc. (c) (e)	12	282
M/I Homes Inc. (c)	11	104
Mac-Gray Corp.	6	68
Maidenform Brands Inc. (c)	13	255
Marcus Corp.	12	111
Marine Products Corp. (c)	5	30
MarineMax Inc. (c)	12	82
Martha Stewart Living Omnimedia Inc. (c) (e)	19	94
Matthews International Corp. - Class A (e)	16	483
McClatchy Co. - Class A (c)	32	117
McCormick & Schmick’s Seafood Restaurants Inc. (c)	10	72
Media General Inc. (c) (e)	12	116
Mediacom Communications Corp. (c)	24	164
Men’s Wearhouse Inc.	29	541
Meritage Homes Corp. (c)	17	271
Midas Inc. (c)	10	78
Modine Manufacturing Co. (c)	26	202
Monarch Casino & Resort Inc. (c)	5	51
Monro Muffler Brake Inc.	11	429
Morgans Hotel Group Co. (c) (e)	13	80
Movado Group Inc. (c)	8	88
Multimedia Games Inc. (c)	14	63
National American University Holdings Inc.	4	36
National CineMedia Inc.	24	401
National Presto Industries Inc.	3	242
New York & Co. Inc. (c)	11	26
Nexstar Broadcasting Group Inc. - Class A (c)	6	25
NutriSystem Inc. (e)	18	406
O’Charley’s Inc. (c)	12	66
OfficeMax Inc. (c)	46	606
Orbitz Worldwide Inc. (c)	20	76
Orient-Express Hotels Ltd. (c)	51	379
Outdoor Channel Holdings Inc. (c)	6	30
Overstock.com Inc. (c) (e)	9	168
Oxford Industries Inc.	8	158
Pacific Sunwear of California Inc. (c)	39	126
Papa John’s International Inc. (c)	12	275
Peets Coffee & Tea Inc. (c)	7	261
Penske Auto Group Inc. (c)	24	270
PEP Boys-Manny Moe & Jack	28	249
Perry Ellis International Inc. (c)	6	117
PetMed Express Inc. (e)	13	228
PF Chang’s China Bistro Inc. (e)	13	509
Pier 1 Imports Inc. (c)	57	367
Pinnacle Entertainment Inc. (c)	34	326
Playboy Enterprises Inc. - Class B (c)	12	50
Polaris Industries Inc.	17	942
Pool Corp.	26	574
Pre-Paid Legal Services Inc. (c) (e)	4	187
PRIMEDIA Inc.	12	36
Princeton Review Inc. (c)	7	15
Quicksilver Inc. (c)	74	273
Radio One Inc. (c)	17	22
RC2 Corp. (c)	11	182
RCN Corp. (c)	20	300
ReachLocal Inc. (c)	3	33
Red Lion Hotels Corp. (c) (e)	10	62
Red Robin Gourmet Burgers Inc. (c)	9	150
Regis Corp.	31	482
Rent-A-Center Inc. (c)	37	741
Rentrak Corp. (c)	5	119
Retail Ventures Inc. (c)	15	120
RG Barry Corp.	5	50
Ruby Tuesday Inc. (c)	37	316
Rue21 Inc. (c)	8	242
Ruth’s Hospitality Group Inc. (c) (e)	26	110
Ryland Group Inc.	23	369
Saks Inc. (c) (e)	74	563
Sally Beauty Holdings Inc. (c)	53	435
Scholastic Corp.	17	401
Scientific Games Corp. - Class A (c)	35	321
Sealy Corp. (c) (e)	23	60
Select Comfort Corp. (c)	29	257
Shiloh Industries Inc. (c)	3	24
Shoe Carnival Inc. (c)	4	88
Shuffle Master Inc. (c)	31	250
Shutterfly Inc. (c)	15	351
Sinclair Broadcast Group Inc. - Class A (c)	28	163
Skechers U.S.A. Inc. - Class A (c) (e)	19	692
Skyline Corp.	3	58
Smith & Wesson Holding Corp. (c) (e)	32	130
Sonic Automotive Inc. (c)	22	186
Sonic Corp. (c)	35	268
Sotheby’s - Class A	38	861
Spartan Motors Inc.	21	87
Speedway Motorsports Inc.	6	86
Sport Supply Group Inc.	4	55
Stage Stores Inc.	21	223
Standard Motor Products Inc.	11	88
Standard-Pacific Corp. (c)	58	194
Stein Mart Inc. (c)	15	96
Steiner Leisure Ltd. (c) (e)	8	322
Steinway Musical Instruments Inc. (c)	4	68
Steven Madden Ltd. (c)	13	423
Stewart Enterprises Inc. - Class A (e)	47	252
Stoneridge Inc. (c)	7	55
Sturm Ruger & Co. Inc. (e)	10	138
Summer Infant Inc. (c)	6	38
Superior Industries International Inc.	13	174
SuperMedia Inc. (c) (e)	7	126
Systemax Inc.	5	79
Talbots Inc. (c) (e)	38	392
Tenneco Inc. (c)	34	706
Texas Roadhouse Inc. - Class A (c) (e)	31	396
Timberland Co. - Class A (c)	25	400
True Religion Apparel Inc. (c)	14	306
Tuesday Morning Corp. (c)	19	75
U.S. Auto Parts Network Inc. (c)	5	27
Ulta Salon Cosmetics & Fragrance Inc. (c)	17	407
Under Armour Inc. - Class A (c) (e)	19	638
Unifi Inc. (c)	22	83
UniFirst Corp.	8	351
Universal Electronics Inc. (c)	7	114
Universal Technical Institute Inc.	11	260
Vail Resorts Inc. (c)	20	691
Valassis Communications Inc. (c)	27	862
Value Line Inc.	1	11
Vitacost.com Inc. (c)	8	70
Vitamin Shoppe Inc. (c)	9	223
Volcom Inc. (c)	11	197
Warnaco Group Inc. (c)	26	930
Warner Music Group Corp. (c)	24	117
West Marine Inc. (c)	6	69
Westwood One Inc. (c) (e)	3	28
Wet Seal Inc. (c)	54	197
Weyco Group Inc. (e)	3	72
Winmark Corp.	1	43
Winnebago Industries Inc. (c)	17	169
Wolverine World Wide Inc.	28	700
World Wrestling Entertainment Inc.	12	185
Zumiez Inc. (c) (e)	11	183
		72,148
CONSUMER STAPLES - 3.2%
Alico Inc. (e)	2	37
Alliance One International Inc. (c)	48	170
American Italian Pasta Co. (c)	12	632
Andersons Inc.	10	316
Arden Group Inc. - Class A	1	49
B&G Foods Inc.	28	298
Boston Beer Co. Inc. - Class A (c)	5	320
Calavo Growers Inc. (e)	6	108
Cal-Maine Foods Inc. (e)	8	250
Casey’s General Stores Inc.	28	983
Cellu Tissue Holdings Inc. (c)	4	35
Central Garden & Pet Co. - Class A (c)	34	305
Chiquita Brands International Inc. (c)	24	296
Coca-Cola Bottling Co. Consolidated	3	123
Darling International Inc. (c)	47	350
Diamond Foods Inc.	12	484
Dole Food Co. Inc. (c) (e)	20	208
Elizabeth Arden Inc. (c)	13	189
Farmer Bros. Co. (e)	3	46
Female Health Co.	7	37
Fresh Del Monte Produce Inc. (c)	22	452
Great Atlantic & Pacific Tea Co. (c) (e)	18	69
Griffin Land & Nurseries Inc.	2	39
Hain Celestial Group Inc. (c)	22	449
Harbinger Group Inc. (c)	4	24
Heckmann Corp. (c)	49	227
Imperial Sugar Co.	9	88
Ingles Markets Inc. - Class A	7	111
Inter Parfums Inc.	8	112
J&J Snack Foods Corp.	8	340
John B. Sanfilippo & Son (c)	4	61
Lancaster Colony Corp.	10	554
Lance Inc.	16	261
Lifeway Foods Inc. (c) (e)	2	22
Limoneira Co.	4	95
Medifast Inc. (c) (e)	7	174
MGP Ingredients Inc. (c)	6	39
Nash Finch Co.	7	228
National Beverage Corp.	5	62
Natures Sunshine Products Inc. (c)	4	34
Nu Skin Enterprises Inc. (e)	27	683
Nutraceutical International Corp. (c)	5	74
Oil-Dri Corp. of America (e)	2	52
Pantry Inc. (c)	13	179
Pilgrim’s Pride Corp. (c) (e)	26	172
Prestige Brands Holdings Inc. (c)	23	162
PriceSmart Inc.	9	202
Revlon Inc. (c) (e)	6	65
Rite Aid Corp. (c)	299	293
Ruddick Corp.	24	753
Sanderson Farms Inc.	13	655
Schiff Nutrition International Inc.	9	65
Seneca Foods Corp. (c)	5	164
Smart Balance Inc. (c)	35	145
Spartan Stores Inc.	13	172
Spectrum Brands Holdings Inc. (c)	10	248
Star Scientific Inc. (c) (e)	45	74
Susser Holdings Corp. (c)	3	41
Synutra International Inc. (c) (e)	10	160
Tootsie Roll Industries Inc. (e)	14	334
TreeHouse Foods Inc. (c)	20	897
United Natural Foods Inc. (c)	24	726
Universal Corp.	14	551
USANA Health Sciences Inc. (c)	3	108
Vector Group Ltd. (e)	24	398
Village Super Market Inc.	3	74
WD-40 Co.	10	318
Weis Markets Inc.	6	196
Winn-Dixie Stores Inc. (c) (e)	31	299
		16,937
ENERGY - 5.3%
Abraxas Petroleum Corp. (c) (e)	36	101
Allis-Chalmers Energy Inc. (c)	31	65
Alon USA Energy Inc. (e)	5	29
American Oil & Gas Inc. (c) (e)	27	169
Apco Oil And Gas International Inc. (e)	5	111
Approach Resources Inc. (c)	9	60
Arena Resources Inc. (c)	21	678
ATP Oil & Gas Corp. (c) (e)	24	258
Basic Energy Services Inc. (c)	12	92
Berry Petroleum Co. - Class A (e)	29	735
Bill Barrett Corp. (c) (e)	25	773
Boots & Coots Inc. (c)	49	143
BPZ Resources Inc. (c) (e)	52	218
Brigham Exploration Co. (c)	64	990
Bristow Group Inc. (c)	20	585
Cal Dive International Inc. (c)	51	299
Callon Petroleum Co. (c)	15	97
CAMAC Energy Inc. (c)	26	95
CARBO Ceramics Inc.	11	787
Carrizo Oil & Gas Inc. (c)	17	264
Cheniere Energy Inc. (c) (e)	33	92
Clayton Williams Energy Inc. (c)	4	151
Clean Energy Fuels Corp. (c) (e)	22	327
Cloud Peak Energy Inc. (c)	17	224
Complete Production Services Inc. (c)	42	607
Contango Oil & Gas Co. (c)	7	296
Crosstex Energy Inc. (c)	23	145
CVR Energy Inc. (c)	16	124
Dawson Geophysical Co. (c)	4	84
Delek US Holdings Inc.	6	41
Delta Petroleum Corp. (c) (e)	90	77
DHT Maritime Inc.	31	121
Dril-Quip Inc. (c)	19	817
Endeavour International Corp. (c) (e)	86	91
Energy Partners Ltd. (c)	16	190
Energy XXI Bermuda Ltd. (c)	27	429
Evolution Petroleum Corp. (c)	8	40
FX Energy Inc. (c)	25	89
Gastar Exploration Ltd. (c)	23	85
General Maritime Corp. (e)	27	165
GeoResources Inc. (c)	7	98
Global Geophysical Services Inc. (c)	4	28
Global Industries Ltd. (c)	53	237
GMX Resources Inc. (c) (e)	19	122
Golar LNG Ltd.	18	178
Goodrich Petroleum Corp. (c) (e)	14	171
Green Plains Renewable Energy Inc. (c)	7	74
Gulf Island Fabrication Inc.	8	121
Gulfmark Offshore Inc. (c)	13	339
Gulfport Energy Corp. (c)	13	158
Hallador Energy Co. (e)	2	18
Harvest Natural Resources Inc. (c) (e)	17	127
Helix Energy Solutions Group Inc. (c)	56	605
Hercules Offshore Inc. (c)	63	154
Hornbeck Offshore Services Inc. (c)	13	195
Houston American Energy Corp. (e)	10	95
International Coal Group Inc. (c)	68	263
ION Geophysical Corp. (c)	71	248
Isramco Inc. (c) (e)	-	22
James River Coal Co. (c)	16	256
Key Energy Services Inc. (c)	70	642
Knightsbridge Tankers Ltd.	10	183
Kodiak Oil & Gas Corp. (c)	64	204
L&L Energy Inc. (c) (e)	9	76
Lufkin Industries Inc.	17	646
Magnum Hunter Resources Corp. (c)	26	113
Matrix Service Co. (c)	15	138
McMoRan Exploration Co. (c) (e)	46	513
Miller Petroleum Inc. (c)	10	56
Natural Gas Services Group Inc. (c)	8	128
Newpark Resources Inc. (c)	48	288
Nordic American Tanker Shipping Ltd. (e)	26	744
Northern Oil and Gas Inc. (c)	23	298
Overseas Shipholding Group Inc.	14	509
OYO Geospace Corp. (c)	2	101
Panhandle Oil and Gas Inc.	3	91
Parker Drilling Co. (c)	66	261
Patriot Coal Corp. (c)	42	489
Penn Virginia Corp.	26	517
Petroleum Development Corp. (c)	10	259
PetroQuest Energy Inc. (c) (e)	30	204
PHI Inc. (c)	6	89
Pioneer Drilling Co. (c)	27	155
RAM Energy Resources Inc. (c)	30	62
Rentech Inc. (c)	116	115
Resolute Energy Corp. (c)	20	250
Rex Energy Corp. (c)	17	172
Rex Stores Corp. (c)	4	68
Rosetta Resources Inc. (c)	30	586
RPC Inc. (e)	15	209
Scorpio Tankers Inc. (c) (e)	7	80
Seahawk Drilling Inc. (c)	6	56
Ship Finance International Ltd. (e)	24	434
Stone Energy Corp. (c) (e)	24	265
Superior Well Services Inc. (c) (e)	12	207
Swift Energy Co. (c)	21	569
Syntroleum Corp. (c) (e)	33	54
T-3 Energy Services Inc. (c)	7	199
Teekay Tankers Ltd. (e)	15	164
Tesco Corp. (c)	16	199
Tetra Technologies Inc. (c)	43	389
TransAtlantic Petroleum Ltd. (c)	79	251
Union Drilling Inc. (c)	7	36
Uranium Energy Corp. (c) (e)	32	75
USEC Inc. (c)	61	291
VAALCO Energy Inc.	35	197
Vantage Drilling Co. (c)	68	91
Venoco Inc. (c)	10	164
W&T Offshore Inc. (e)	20	189
Warren Resources Inc. (c)	39	114
Western Refining Inc. (c) (e)	28	141
Willbros Group Inc. (c)	23	169
World Fuel Services Corp. (e)	33	862
		27,615
FINANCIALS - 21.0%
1st Source Corp.	8	141
1st United Bancorp Inc. (c)	12	87
Abington Bancorp Inc.	11	94
Acadia Realty Trust	22	378
Advance America Cash Advance Centers Inc.	30	124
Agree Realty Corp.	5	111
Alexander’s Inc.	1	354
Alliance Financial Corp. (e)	2	50
Alterra Capital Holdings Ltd. (e)	52	981
Ambac Financial Group Inc. (c) (e)	165	111
American Campus Communities Inc.	29	804
American Capital Agency Corp. (e)	18	471
American Capital Ltd. (c) (e)	186	897
American Equity Investment Life Holding Co.	33	345
American National Bankshares Inc. (e)	3	57
American Physicians Capital Inc.	4	138
American Physicians Service Group Inc.	3	67
American Safety Insurance Holdings Ltd. (c)	5	78
Ameris Bancorp (c) (e)	13	127
Amerisafe Inc. (c)	11	185
Ames National Corp. (e)	4	87
AmTrust Financial Services Inc.	12	149
Anworth Mortgage Asset Corp.	65	463
Apollo Commercial Real Estate Finance Inc. (e)	6	101
Apollo Investment Corp.	106	990
Argo Group International Holdings Ltd.	18	536
Arlington Asset Investment Corp. (e)	4	68
Arrow Financial Corp. (e)	4	102
Artio Global Investors Inc.	15	231
Ashford Hospitality Trust Inc. (c)	25	184
Asset Acceptance Capital Corp. (c) (e)	7	27
Associated Estates Realty Corp.	17	223
Asta Funding Inc. (e)	6	56
Astoria Financial Corp. (e)	49	668
Avatar Holdings Inc. (c)	5	93
Baldwin & Lyons Inc. - Class B	4	79
BancFirst Corp.	3	122
Banco Latinoamericano de Comercio Exterior SA	15	188
Bancorp Inc. (c)	12	95
Bancorp Rhode Island Inc.	2	42
Bank Mutual Corp.	26	150
Bank of Marin Bancorp.	3	86
Bank of the Ozarks Inc. (e)	8	277
BankFinancial Corp.	10	83
Beneficial Mutual Bancorp Inc. (c)	19	186
Berkshire Hills Bancorp Inc.	8	152
BGC Partners Inc. (e)	31	159
BioMed Realty Trust Inc.	63	1,012
BlackRock Kelso Capital Corp. (e)	31	302
BofI Holding Inc. (c)	4	53
Boston Private Financial Holdings Inc.	40	257
Bridge Bancorp Inc. (e)	3	79
Brookline Bancorp Inc.	34	306
Bryn Mawr Bank Corp. (e)	5	78
Calamos Asset Management Inc.	12	111
California First National Bancorp.	1	11
Camden National Corp.	4	99
Capital City Bank Group Inc. (e)	5	66
Capital Southwest Corp. (e)	1	123
CapLease Inc.	32	146
Capstead Mortgage Corp.	40	437
Cardinal Financial Corp.	16	150
Cardtronics Inc. (c)	15	189
Cash America International Inc.	17	573
Cathay General Bancorp	43	446
CBL & Associates Properties Inc.	76	946
Cedar Shopping Centers Inc.	30	179
Center Financial Corp. (c)	19	98
CenterState Banks of Florida Inc.	11	109
Century Bancorp. Inc. - Class A (e)	2	35
Chatham Lodging Trust (c)	5	82
Chemical Financial Corp.	13	291
Chesapeake Lodging Trust (c)	4	64
Citizens & Northern Corp. (e)	6	61
Citizens Inc. (c)	17	113
Citizens Republic Bancorp Inc. (c)	218	185
City Holdings Co. (e)	9	262
Clifton Savings Bancorp Inc. (e)	5	41
CNA Surety Corp. (c)	10	162
CNB Financial Corp.	4	42
CNO Financial Group Inc. (c)	122	602
CoBiz Financial Inc.	18	121
Cogdell Spencer Inc.	23	159
Cohen & Steers Inc. (e)	9	193
Colonial Properties Trust	38	557
Colony Financial Inc. (e)	9	147
Columbia Banking System Inc.	22	398
Community Bank System Inc. (e)	19	415
Community Trust Bancorp Inc.	8	206
Compass Diversified Holdings	17	234
CompuCredit Holdings Corp. (e)	6	23
Consolidated-Tomoka Land Co. (e)	2	71
Cousins Properties Inc.	49	330
Cowen Group Inc. - Class A (c)	20	81
Crawford & Co. - Class B (c)	11	36
Credit Acceptance Corp. (c)	4	177
CreXus Investment Corp.	9	114
CVB Financial Corp. (e)	49	467
Cypress Sharpridge Investments Inc.	9	113
Danvers BanCorp Inc.	12	176
DCT Industrial Trust Inc.	116	523
Delphi Financial Group Inc.	26	635
Diamond Hill Investment Group Inc. (e)	1	69
DiamondRock Hospitality Co. (c)	84	692
Dime Community Bancshares Inc.	15	190
Dollar Financial Corp. (c)	13	264
Donegal Group Inc.	5	64
Doral Financial Corp. (c) (e)	10	25
Duff & Phelps Corp. - Class A	15	187
DuPont Fabros Technology Inc.	22	550
Dynex Capital Inc.	7	68
E*Trade Financial Corp. (c)	-	-
Eagle Bancorp Inc. (c) (e)	9	106
EastGroup Properties Inc.	15	542
Education Realty Trust Inc.	30	181
eHealth Inc. (c)	14	155
EMC Insurance Group Inc. (e)	3	57
Employer Holdings Inc.	25	372
Encore Bancshares Inc. (c)	4	43
Encore Capital Group Inc. (c)	7	140
Enstar Group Ltd. (c)	4	253
Enterprise Financial Services Corp. (e)	8	78
Entertainment Properties Trust	25	960
Epoch Holding Corp.	6	72
Equity Lifestyle Properties Inc.	14	677
Equity One Inc. (e)	20	312
ESB Financial Corp. (e)	5	64
ESSA BanCorp Inc.	8	102
Evercore Partners Inc. - Class A (e)	8	187
Excel Trust Inc. (c)	8	97
Extra Space Storage Inc.	48	670
EZCORP Inc. - Class A (c)	26	477
FBL Financial Group Inc. - Class A	7	150
FBR Capital Markets Corp. (c)	28	95
Federal Agricultural Mortgage Corp. - Class C (e)	5	73
FelCor Lodging Trust Inc. (c)	37	187
Fifth Street Finance Corp. (e)	25	273
Financial Engines Inc. (c)	7	94
Financial Institutions Inc.	5	90
First American Financial Corp.	56	708
First Bancorp Inc.	4	53
First Bancorp Inc. (e)	7	101
First Bancorp Inc. Puerto Rico (c) (e)	55	29
First Busey Corp. (e)	25	115
First Cash Financial Services Inc. (c)	16	358
First Commonwealth Financial Corp.	48	251
First Community Bancshares Inc.	9	127
First Financial Bancorp	32	472
First Financial Bankshares Inc. (e)	12	570
First Financial Corp.	7	170
First Financial Holdings Inc.	8	93
First Industrial Realty Trust Inc. (c)	35	167
First Interstate BancSystem Inc.	7	105
First Marblehead Corp. (c)	33	77
First Merchants Corp.	12	104
First Mercury Financial Corp.	7	78
First Midwest Bancorp Inc.	42	511
First of Long Island Corp.	3	74
First Potomac Realty Trust	20	291
First South Bancorp Inc. (e)	4	41
FirstMerit Corp. (e)	59	1,009
Flagstar Bancorp Inc. (c)	25	79
Flagstone Reinsurance Holdings SA	28	308
Flushing Financial Corp.	16	193
FNB Corp.	63	502
Forestar Group Inc. (c) (e)	20	365
Fox Chase Bancorp Inc. (c)	3	25
FPIC Insurance Group Inc. (c)	5	137
Franklin Street Properties Corp.	36	429
GAMCO Investors Inc.	4	134
German American Bancorp Inc. (e)	6	84
Gerova Financial Group Ltd. (c)	4	19
Getty Realty Corp.	11	256
GFI Group Inc.	38	212
Glacier Bancorp Inc.	39	575
Gladstone Capital Corp.	13	142
Gladstone Commercial Corp. (e)	4	61
Gladstone Investment Corp. (e)	11	63
Gleacher & Co. Inc. (c) (e)	42	108
Glimcher Realty Trust	38	225
Golub Capital BDC Inc.	4	57
Government Properties Income Trust	12	297
Great Southern Bancorp Inc. (e)	5	105
Green Bankshares Inc. (c)	6	81
Greenlight Capital Re Ltd. (c)	16	402
Hallmark Financial Services Inc. (c)	6	63
Hancock Holding Co.	15	513
Hanmi Financial Corp. (c)	27	35
Harleysville Group Inc.	7	220
Harris & Harris Group Inc. (c)	15	62
Hatteras Financial Corp. (e)	19	539
Healthcare Realty Trust Inc.	34	736
Heartland Financial USA Inc. (e)	6	107
Hercules Technology Growth Capital Inc.	20	182
Heritage Financial Corp. (c)	5	76
Heritage Financial Group	1	11
Hersha Hospitality Trust	65	293
HFF Inc. Class - A (c)	10	72
Highwoods Properties Inc.	40	1,105
Hilltop Holdings Inc. (c)	23	229
Home Bancorp Inc. (c)	4	51
Home Bancshares Inc.	12	263
Home Federal Bancorp Inc.	9	110
Home Properties Inc.	22	974
Horace Mann Educators Corp.	22	330
Hudson Valley Holding Corp. (e)	6	148
IberiaBank Corp.	15	778
Independent Bank Corp. (e)	12	288
Infinity Property & Casualty Corp.	8	348
Inland Real Estate Corp.	39	305
International Assets Holding Corp. (c)	6	97
International Bancshares Corp.	28	474
Invesco Mortgage Capital Inc.	13	267
Investment Technology Group Inc. (c)	23	376
Investors Bancorp Inc. (c)	27	359
Investors Real Estate Trust	40	349
iStar Financial Inc. (c) (e)	50	224
JMP Group Inc.	9	53
Kansas City Life Insurance Co.	2	63
Kayne Anderson Energy Development Co.	7	102
KBW Inc. (c)	20	425
Kearny Financial Corp.	9	78
Kennedy-Wilson Holdings Inc. (c) (e)	11	113
K-Fed Bancorp. (e)	2	17
Kilroy Realty Corp.	30	885
Kite Realty Group Trust	29	120
Knight Capital Group Inc. (c)	52	710
LaBranche & Co. Inc. (c)	26	111
Ladenburg Thalmann Financial Services Inc. (c)	49	61
Lakeland Bancorp Inc. (e)	10	82
Lakeland Financial Corp.	8	168
LaSalle Hotel Properties	39	795
Lexington Realty Trust (e)	59	353
Life Partners Holdings Inc. (e)	3	67
LTC Properties Inc.	13	320
Maiden Holdings Ltd.	27	178
Main Street Capital Corp. (e)	6	95
MainSource Financial Group Inc.	9	66
MarketAxess Holdings Inc.	17	235
Marlin Business Services Inc. (c)	5	56
MB Financial Inc.	29	540
MCG Capital Corp.	42	202
Meadowbrook Insurance Group Inc.	33	288
Medallion Financial Corp.	7	47
Medical Properties Trust Inc.	62	581
Merchants Bancshares Inc. (e)	2	47
Meridian Interstate BanCorp Inc. (c)	4	47
Metro Bancorp Inc. (c)	7	91
MF Global Holdings Ltd. (c)	53	302
MFA Financial Inc.	158	1,166
MGIC Investment Corp. (c) (e)	111	765
Mid-America Apartment Communities Inc.	16	848
Midsouth Bancorp Inc. (e)	3	35
MidWestOne Financial Group Inc. (e)	4	57
Mission West Properties Inc.	12	79
Monmouth Real Estate Investment Corp.	16	120
Montpelier Re Holdings Ltd.	39	578
MPG Office Trust Inc. (c) (e)	26	76
MVC Capital Inc. (e)	13	171
Nara Bancorp Inc. (c)	19	161
NASB Financial Inc. (e)	2	29
National Bankshares Inc. (e)	4	87
National Financial Partners Corp. (c)	23	222
National Health Investors Inc.	15	569
National Interstate Corp.	3	56
National Penn Bancshares Inc.	69	417
National Retail Properties Inc. (e)	46	978
National Western Life Insurance Co.	1	169
Navigators Group Inc. (c)	7	274
NBT Bancorp Inc.	19	385
Nelnet Inc. - Class A	14	277
NewAlliance Bancshares Inc. (e)	60	672
Newcastle Investment Corp. (c) (e)	33	89
NewStar Financial Inc. (c)	13	84
NGP Capital Resources Co.	11	81
Northfield Bancorp Inc. (e)	11	141
NorthStar Realty Finance Corp. (e)	41	109
Northwest Bancshares Inc.	60	687
NYMAGIC Inc.	2	45
OceanFirst Financial Corp.	8	95
Ocwen Financial Corp. (c)	41	413
Old National Bancorp	48	493
Omega Healthcare Investors Inc.	50	996
OmniAmerican Bancorp Inc. (c)	6	69
One Liberty Properties Inc.	5	68
Oppenheimer Holdings Inc.	6	139
optionsXpress Holdings Inc. (c)	24	376
Oriental Financial Group Inc.	19	246
Oritani Financial Corp.	25	252
Orrstown Financial Services Inc.	5	104
Pacific Continental Corp. (e)	11	103
PacWest Bancorp	17	308
Park National Corp. (e)	7	445
Parkway Properties Inc.	12	176
Peapack Gladstone Financial Corp.	4	49
Pebblebrook Hotel Trust (c)	10	191
PennantPark Investment Corp.	16	152
Penns Woods Bancorp Inc. (e)	2	51
Pennsylvania Real Estate Investment Trust (e)	30	369
Pennymac Mortgage Investment Trust (c)	8	125
Penson Worldwide Inc. (c) (e)	12	68
Peoples Bancorp Inc.	5	70
PHH Corp. (c)	31	586
Phoenix Cos. Inc. (c)	60	128
Pico Holdings Inc. (c)	12	369
Pinnacle Financial Partners Inc. (c)	19	250
Piper Jaffray Cos. (c)	11	345
Platinum Underwriters Holdings Ltd.	26	928
PMA Capital Corp. (c)	20	131
PMI Group Inc. (c) (e)	78	225
Porter Bancorp Inc. (e)	1	16
Portfolio Recovery Associates Inc. (c) (e)	10	644
Post Properties Inc.	27	624
Potlatch Corp.	22	802
Presidential Life Corp.	12	111
Primerica Inc. (c)	13	277
Primus Guaranty Ltd. (c)	12	43
PrivateBancorp Inc.	29	321
ProAssurance Corp. (c)	19	1,057
Prospect Capital Corp. (e)	37	355
Prosperity Bancshares Inc.	26	904
Provident Financial Services Inc.	33	387
Provident New York Bancorp	21	188
PS Business Parks Inc.	10	567
Pzena Investment Management Inc. (e)	4	25
Radian Group Inc.	71	514
RAIT Financial Trust (c) (e)	60	111
Ramco-Gershenson Properties Trust	21	209
Redwood Trust Inc.	44	642
Renasant Corp. (e)	12	174
Republic Bancorp Inc. - Class A	4	99
Resource Capital Corp.	24	136
Retail Opportunity Investments Corp.	22	217
RLI Corp. (e)	11	557
Rockville Financial Inc. (e)	4	46
Rodman & Renshaw Capital Group Inc. (c) (e)	9	24
Roma Financial Corp. (e)	4	46
S&T Bancorp Inc. (e)	14	278
Safeguard Scientifics Inc. (c)	12	124
Safety Insurance Group Inc.	8	283
Sanders Morris Harris Group Inc. (e)	9	49
Sandy Spring Bancorp Inc. (e)	14	200
Santander BanCorp (c)	2	29
Saul Centers Inc.	3	134
SCBT Financial Corp.	7	252
SeaBright Insurance Holdings Inc.	13	127
Selective Insurance Group	30	447
Sierra Bancorp (e)	4	48
Signature Bank (c)	23	863
Simmons First National Corp. - Class A	9	247
Solar Capital Ltd.	3	58
Southside Bancshares Inc. (e)	8	151
Southwest Bancorp Inc.	9	123
Sovran Self Storage Inc.	16	539
Starwood Property Trust Inc.	25	422
State Auto Financial Corp.	7	104
State Bancorp. Inc.	7	71
StellarOne Corp.	12	156
Sterling Bancorp - NYS	17	150
Sterling Bancshares Inc.	56	266
Stewart Information Services Corp.	10	91
Stifel Financial Corp. (c)	17	721
Strategic Hotels & Resorts Inc. (c)	75	330
Student Loan Corp.	2	52
Suffolk Bancorp (e)	5	163
Sun Communities Inc. (e)	10	270
Sunstone Hotel Investors Inc. (c)	56	553
Susquehanna Bancshares Inc.	71	588
SVB Financial Group (c)	23	953
SWS Group Inc.	15	146
SY Bancorp Inc. (e)	6	148
Tanger Factory Outlet Centers Inc.	22	921
Taylor Capital Group Inc. (c) (e)	5	67
Tejon Ranch Co. (c) (e)	7	165
Terreno Realty Corp (c)	5	84
Territorial Bancorp Inc.	6	121
Teton Advisors Inc. - Class A (c)	-	-
Texas Capital Bancshares Inc. (c)	19	314
THL Credit Inc. (c)	5	56
Thomas Properties Group Inc.	19	63
Thomas Weisel Partners Group Inc. (c)	10	58
TICC Capital Corp. (e)	15	123
Tompkins Financial Corp.	6	211
Tower Bancorp Inc.	2	54
Tower Group Inc.	22	477
TowneBank (e)	12	174
TradeStation Group Inc. (c)	21	140
Triangle Capital Corp. (e)	5	78
Trico Bancshares (e)	7	111
TrustCo Bank Corp. (e)	43	241
Trustmark Corp. (e)	36	741
Two Harbors Investment Corp.	14	116
UMB Financial Corp.	18	650
UMH Properties Inc.	4	39
Umpqua Holdings Corp.	64	730
Union First Market Bankshares Corp.	13	155
United America Indemnity Ltd. (c)	21	152
United Bankshares Inc. (e)	22	521
United Community Banks Inc. (c)	50	196
United Financial Bancorp Inc.	9	121
United Fire & Casualty Co.	12	238
Universal Health Realty Income Trust	6	208
Universal Insurance Holdings Inc.	6	24
Univest Corp. of Pennsylvania	8	137
Urstadt Biddle Properties Inc. - Class A	12	186
U-Store-It Trust	51	381
ViewPoint Financial Group (c)	5	68
Virginia Commerce Bancorp (c)	11	67
Virtus Investment Partners Inc. (c)	3	57
Walter Investment Management Corp.	13	221
Washington Banking Co. (e)	8	102
Washington Real Estate Investment Trust	33	918
Washington Trust Bancorp Inc. (e)	7	112
Waterstone Financial Inc. (c)	3	12
Webster Financial Corp.	37	666
WesBanco Inc.	14	230
West Bancorp Inc. (c)	8	52
West Coast Bancorp (c)	50	128
Westamerica Bancorporation (e)	16	856
Western Alliance Bancorp (c)	32	231
Westfield Financial Inc.	15	126
Westwood Holdings Group Inc.	3	92
Whitney Holding Corp.	52	479
Wilshire Bancorp Inc. (e)	10	83
Winthrop Realty Trust	10	124
Wintrust Financial Corp.	16	548
World Acceptance Corp. (c) (e)	9	330
WSFS Financial Corp. (e)	3	96
		109,974
HEALTH CARE - 13.6%
Abaxis Inc. (c)	13	271
Abiomed Inc. (c)	15	147
Accelrys Inc. (c)	15	98
Accretive Health Inc. (c)	6	83
Accuray Inc. (c) (e)	28	185
Acorda Therapeutics Inc. (c)	21	669
Acura Pharmaceuticals Inc. (c) (e)	4	9
Affymax Inc. (c) (e)	10	60
Affymetrix Inc. (c)	39	231
AGA Medical Holdings Inc. (c) (e)	8	101
Air Methods Corp. (c)	6	183
Akorn Inc. (c) (e)	30	89
Albany Molecular Research Inc. (c)	11	57
Alexza Pharmaceuticals Inc. (c) (e)	21	57
Align Technology Inc. (c)	32	469
Alimera Sciences Inc. (c) (e)	4	26
Alkermes Inc. (c)	53	666
Alliance HealthCare Services Inc. (c)	12	50
Allied Healthcare International Inc. (c)	20	46
Allos Therapeutics Inc. (c) (e)	40	245
Almost Family Inc. (c)	5	167
Alnylam Pharmaceuticals Inc. (c) (e)	20	308
Alphatec Holdings Inc. (c)	28	129
AMAG Pharmaceuticals Inc. (c) (e)	12	413
Amedisys Inc. (c) (e)	16	688
America Service Group Inc.	4	63
American Dental Partners Inc. (c)	8	95
American Medical Systems Holdings Inc. (c)	42	923
AMERIGROUP Corp. (c)	30	967
AMN Healthcare Services Inc. (c)	20	148
Amsurg Corp. (c)	17	299
Analogic Corp.	7	311
AngioDynamics Inc. (c)	14	208
Antares Pharma Inc. (c) (e)	38	67
Aoxing Pharmaceutical Co. Inc. (c)	13	42
Ardea Biosciences Inc. (c)	7	150
Arena Pharmaceuticals Inc. (c) (e)	60	184
Ariad Pharmaceuticals Inc. (c)	60	168
ArQule Inc. (c)	25	109
Array BioPharma Inc. (c)	26	79
ArthroCare Corp. (c)	14	444
Assisted Living Concepts Inc. (c)	6	177
athenahealth Inc. (c) (e)	19	496
Atrion Corp.	1	97
ATS Medical Inc. (c)	25	99
Auxilium Pharmaceuticals Inc. (c) (e)	23	537
AVANIR Pharmaceuticals (c) (e)	32	82
AVEO Pharmaceuticals Inc. (c)	5	35
AVI BioPharma Inc. (c) (e)	55	88
BioCryst Pharmaceuticals Inc. (c) (e)	16	93
Biodel Inc. (c)	10	40
BioMimetic Therapeutics Inc. (c) (e)	7	79
Bio-Reference Labs Inc. (c)	13	293
Biosante Pharmaceuticals Inc. (c)	34	60
BioScrip Inc. (c)	21	111
BioSpecifics Technologies Corp. (c) (e)	2	32
Biotime Inc. (c)	11	70
BMP Sunstone Corp. (c) (e)	15	77
Bruker Corp. (c)	40	481
Cadence Pharmaceuticals Inc. (c) (e)	13	88
Caliper Life Sciences Inc. (c)	24	103
Cambrex Corp. (c)	16	51
Cantel Medical Corp.	8	128
Capital Senior Living Corp. (c)	11	57
Caraco Pharmaceutical Laboratories Ltd. (c) (e)	5	24
CardioNet Inc. (c) (e)	16	89
Catalyst Health Solutions Inc. (c)	21	714
Celera Corp. (c)	44	287
Celldex Therapeutics Inc. (c) (e)	14	64
Centene Corp. (c)	27	588
Cepheid Inc. (c) (e)	31	503
Cerus Corp. (c)	21	66
Chelsea Therapeutics International Inc. (c)	21	62
Chemed Corp.	13	698
Chindex International Inc. (c) (e)	9	108
Clarient Inc. (c)	30	92
Clinical Data Inc. (c) (e)	7	92
Codexis Inc. (c) (e)	3	29
CombinatoRx Inc. (c) (e)	35	51
Computer Programs & Systems Inc.	5	220
Conceptus Inc. (c)	17	270
Conmed Corp. (c)	16	307
Continucare Corp. (c)	22	72
Corcept Therapeutics Inc. (c) (e)	14	42
Cornerstone Therapeutics Inc. (c)	3	17
Corvel Corp. (c)	3	111
Cross Country Healthcare Inc. (c)	17	157
CryoLife Inc. (c)	17	90
Cubist Pharmaceuticals Inc. (c)	33	671
Cumberland Pharmaceuticals Inc. (c)	5	31
Curis Inc. (c) (e)	37	51
Cutera Inc. (c)	7	68
Cyberonics Inc. (c)	15	361
Cynosure Inc. (c)	6	63
Cypress Bioscience Inc. (c)	24	55
Cytokinetics Inc. (c)	25	60
Cytori Therapeutics Inc. (c) (e)	17	60
Delcath Systems Inc. (c) (e)	21	134
DepoMed Inc. (c) (e)	34	97
DexCom Inc. (c)	31	363
Dionex Corp. (c)	10	744
Durect Corp. (c)	47	115
Dyax Corp. (c)	50	113
Dynavax Technologies Inc. (c)	38	72
Dynavox Inc. (c) (e)	5	81
Eclipsys Corp. (c)	30	542
Emergent BioSolutions Inc. (c)	10	162
Emeritus Corp. (c) (e)	11	176
Endologix Inc. (c) (e)	28	129
Ensign Group Inc.	8	129
Enzo Biochem Inc. (c)	21	85
Enzon Pharmaceuticals Inc. (c) (e)	27	289
eResearch Technology Inc. (c)	27	210
Eurand NV (c)	10	95
ev3 Inc. (c)	45	1,019
Exact Sciences Corp. (c)	19	84
ExacTech Inc. (c)	4	65
Exelixis Inc. (c)	60	210
Five Star Quality Care Inc. (c)	17	51
Furiex Pharmaceuticals Inc. (c)	5	48
Genomic Health Inc. (c) (e)	8	110
Genoptix Inc. (c)	9	160
Gentiva Health Services Inc. (c)	16	425
Geron Corp. (c) (e)	56	283
Greatbatch Inc. (c)	13	283
Haemonetics Corp. (c)	14	761
Halozyme Therapeutics Inc. (c)	39	275
Hanger Orthopedic Group Inc. (c)	15	263
Hansen Medical Inc. (c) (e)	23	49
Health Grades Inc. (c)	10	63
HealthSouth Corp. (c) (e)	52	966
HealthSpring Inc. (c)	32	491
HealthTronics Inc. (c)	25	118
Healthways Inc. (c)	19	221
HeartWare International Inc. (c)	5	357
Hi-Tech Pharmacal Co. Inc. (c)	6	134
HMS Holdings Corp. (c)	15	793
ICU Medical Inc. (c)	7	224
Idenix Pharmaceuticals Inc. (c)	19	97
Immucor Inc. (c)	40	758
Immunogen Inc. (c) (e)	37	343
Immunomedics Inc. (c) (e)	33	102
Impax Laboratories Inc. (c)	34	657
Incyte Corp. (c) (e)	49	545
Infinity Pharmaceuticals Inc. (c) (e)	8	47
Inhibitex Inc. (c)	26	67
Inovio Pharmaceuticals Inc. (c)	43	44
Inspire Pharmaceuticals Inc. (c)	33	163
Insulet Corp. (c) (e)	20	294
Integra LifeSciences Holdings Corp. (c)	12	426
InterMune Inc. (c)	25	234
Invacare Corp.	17	343
inVentiv Health Inc. (c)	19	490
IPC The Hospitalist Co. Inc. (c)	9	232
IRIS International Inc. (c)	8	85
Ironwood Pharmaceuticals Inc. (c)	10	119
Isis Pharmaceuticals Inc. (c)	50	480
Jazz Pharmaceuticals Inc. (c)	8	63
Kendle International Inc. (c)	9	99
Kensey Nash Corp. (c)	4	91
Keryx Biopharmaceuticals Inc. (c) (e)	27	100
Kindred Healthcare Inc. (c)	21	274
Landauer Inc.	5	327
Lannett Co. Inc. (c) (e)	4	20
LCA-Vision Inc. (c)	12	65
Lexicon Pharmaceuticals Inc. (c)	108	138
LHC Group Inc. (c) (e)	9	243
Ligand Pharmaceuticals Inc. - Class B (c)	53	78
Luminex Corp. (c)	23	380
Magellan Health Services Inc. (c)	18	664
MAKO Surgical Corp. (c) (e)	14	173
MannKind Corp. (c) (e)	31	195
MAP Pharmaceuticals Inc. (c)	7	87
Martek Biosciences Corp. (c) (e)	19	444
Masimo Corp.	29	683
Maxygen Inc. (c)	17	94
MedAssets Inc. (c)	24	544
MedCath Corp. (c)	11	84
Medical Action Industries Inc. (c)	7	87
Medicines Co. (c)	30	231
Medicis Pharmaceutical Corp.	33	727
Medidata Solutions Inc. (c)	10	158
Medivation Inc. (c) (e)	19	164
MedQuist Inc.	4	31
MELA Sciences Inc. (c) (e)	16	119
Merge Healthcare Inc. (c)	32	92
Meridian Bioscience Inc.	22	374
Merit Medical Systems Inc. (c)	14	232
Metabolix Inc. (c) (e)	14	199
Metropolitan Health Networks Inc. (c) (e)	30	110
Micromet Inc. (c) (e)	44	275
Micrus Endovascular Corp. (c)	8	172
Molina Healthcare Inc. (c) (e)	8	228
Momenta Pharmaceuticals Inc. (c)	22	264
MWI Veterinary Supply Inc. (c)	7	337
Nabi Biopharmaceuticals (c)	28	153
Nanosphere Inc. (c)	7	28
National Healthcare Corp. (e)	4	149
National Research Corp.	1	18
Natus Medical Inc. (c)	16	265
Nektar Therapeutics (c)	52	633
Neogen Corp. (c) (e)	12	321
NeoStem Inc. (c)	14	25
Neuralstem Inc. (c)	23	57
Neurocrine Biosciences Inc. (c)	30	166
NeurogesX Inc. (c) (e)	5	31
Novavax Inc. (c) (e)	51	110
NPS Pharmaceuticals Inc. (c)	29	188
NuVasive Inc. (c) (e)	22	776
NxStage Medical Inc. (c)	12	183
Nymox Pharmaceutical Corp. (c)	10	31
Obagi Medical Products Inc. (c)	9	112
Odyssey HealthCare Inc. (c)	18	477
Omeros Corp. (c) (e)	10	75
Omnicell Inc. (c)	18	212
Onyx Pharmaceuticals Inc. (c)	35	750
Opko Health Inc. (c) (e)	48	108
Optimer Pharmaceuticals Inc. (c)	18	166
OraSure Technologies Inc. (c)	28	131
Orexigen Therapeutics Inc. (c) (e)	15	62
Orthofix International NV (c)	9	292
Orthovita Inc. (c)	41	83
Osiris Therapeutics Inc. (c) (e)	8	45
Owens & Minor Inc. (e)	36	1,013
Pain Therapeutics Inc. (c)	21	114
Palomar Medical Technologies Inc. (c)	13	142
Par Pharmaceutical Cos. Inc. (c)	19	491
Parexel International Corp. (c)	33	705
PDI Inc. (c)	5	39
PDL BioPharma Inc.	68	384
Peregrine Pharmaceuticals Inc. (c)	28	59
Pharmacyclics Inc. (c)	20	136
Pharmasset Inc. (c) (e)	16	438
PharMerica Corp. (c)	18	258
Phase Forward Inc. (c)	22	369
Pozen Inc. (c) (e)	13	95
Progenics Pharmaceuticals Inc. (c) (e)	17	93
Prospect Medical Holdings Inc. (c) (e)	5	31
Providence Services Corp. (c)	6	81
PSS World Medical Inc. (c)	34	710
Psychiatric Solutions Inc. (c)	32	1,037
PURE Bioscience (c)	19	45
Quality Systems Inc. (e)	10	600
Questcor Pharmaceuticals Inc. (c)	32	328
Quidel Corp. (c)	14	183
RehabCare Group Inc. (c)	13	290
Res-Care Inc. (c)	15	143
Rigel Pharmaceuticals Inc. (c)	26	190
Rochester Medical Corp. (c)	4	40
RTI Biologics Inc. (c)	33	97
Rural/Metro Corp. (c) (e)	10	83
Salix Pharmaceuticals Ltd. (c)	31	1,197
Sangamo Biosciences Inc. (c) (e)	25	93
Santarus Inc. (c)	27	67
Savient Pharmaceuticals Inc. (c)	38	477
Sciclone Pharmaceuticals Inc. (c) (e)	27	71
Seattle Genetics Inc. (c)	45	536
Select Medical Holdings Corp. (c)	27	186
SenoRx Inc. (c)	9	98
Sequenom Inc. (c) (e)	33	196
SIGA Technologies Inc. (c) (e)	20	152
Sirona Dental Systems Inc. (c)	18	633
Skilled Healthcare Group Inc. (c)	15	103
Solta Medical Inc. (c)	32	61
Somanetics Corp. (c)	7	179
Somaxon Pharmaceuticals Inc. (c)	15	55
SonoSite Inc. (c)	8	230
Spectranetics Corp. (c)	15	78
Spectrum Pharmaceuticals Inc. (c) (e)	24	94
Staar Surgical Co. (c)	19	107
StemCells Inc. (c) (e)	72	68
Stereotaxis Inc. (c) (e)	15	48
STERIS Corp. (e)	33	1,022
Sucampo Pharmaceuticals Inc. (c)	4	16
Sun Healthcare Group Inc. (c)	25	206
Sunrise Senior Living Inc. (c)	25	69
SuperGen Inc. (c)	31	63
SurModics Inc. (c) (e)	9	150
Symmetry Medical Inc. (c)	20	212
Syneron Medical Ltd. (c)	19	197
Synovis Life Technologies Inc. (c)	7	108
Synta Pharmaceuticals Corp. (c)	8	22
Targacept Inc. (c)	13	248
Team Health Holdings Inc. (c) (e)	8	106
Theravance Inc. (c)	38	475
TomoTherapy Inc. (c)	31	98
Transcend Services Inc. (c)	6	78
Transcept Pharmaceuticals Inc. (c)	3	24
Triple-S Management Corp. (c)	12	224
Unilife Corp. (c)	26	151
Universal American Corp. (c)	17	251
US Physical Therapy Inc. (c)	6	104
Vanda Pharmaceuticals Inc. (c)	16	107
Vascular Solutions Inc. (c)	9	114
Vical Inc. (c) (e)	24	76
ViroPharma Inc. (c)	44	493
Virtual Radiologic Corp. (c)	3	50
Vital Images Inc. (c)	7	87
Vivus Inc. (c) (e)	45	436
Volcano Corp. (c)	28	601
WellCare Health Plans Inc. (c)	24	568
West Pharmaceutical Services Inc. (e)	19	675
Wright Medical Group Inc. (c)	22	360
XenoPort Inc. (c) (e)	15	151
Young Innovations Inc.	3	82
ZIOPHARM Oncology Inc. (c)	26	83
Zoll Medical Corp. (c)	12	316
ZymoGenetics Inc. (c)	26	111
		71,116
INDUSTRIALS - 15.0%
3D Systems Corp. (c)	8	106
A123 Systems Inc. (c) (e)	39	368
AAON Inc.	7	166
AAR Corp. (c)	21	351
ABM Industries Inc. (e)	28	595
Acacia Research Corp. (c)	18	263
ACCO Brands Corp. (c)	32	159
Aceto Corp.	16	94
Actuant Corp. - Class A	38	708
Acuity Brands Inc.	24	866
Administaff Inc.	12	297
Advanced Battery Technologies Inc. (c) (e)	29	93
Advisory Board Co. (c)	9	383
AeroVironment Inc. (c) (e)	9	196
Air Transport Services Group Inc (c)	29	138
Aircastle Ltd.	28	218
AirTran Holdings Inc. (c)	74	357
Alamo Group Inc.	3	74
Alaska Air Group Inc. (c)	21	923
Albany International Corp.	14	234
Allegiant Travel Co. (e)	8	352
Altra Holdings Inc. (c)	14	176
AMERCO (c)	5	284
American Commercial Lines Inc. (c) (e)	4	96
American Railcar Industries Inc. (c)	4	52
American Reprographics Co. (c)	22	192
American Science & Engineering Inc.	5	394
American Superconductor Corp. (c) (e)	25	656
American Woodmark Corp.	5	81
Ameron International Corp.	5	304
Ampco-Pittsburgh Corp.	5	104
AO Smith Corp.	13	639
APAC Customer Services Inc. (c)	14	81
Apogee Enterprises Inc. (e)	16	176
Applied Energetics Inc. (c)	42	43
Applied Industrial Technologies Inc.	24	607
Applied Signal Technology Inc.	8	149
Argan Inc. (c) (e)	3	33
Argon ST Inc. (c)	7	253
Arkansas Best Corp.	14	300
Astec Industries Inc. (c)	11	301
Astronics Corp. (c) (e)	4	67
ATC Technology Corp. (c)	11	171
Atlas Air Worldwide Holdings Inc. (c)	14	670
Avis Budget Group Inc. (c)	57	558
AZZ Inc.	7	249
Badger Meter Inc.	9	331
Baldor Electric Co.	26	946
Baltic Trading Ltd. (c)	9	100
Barnes Group Inc. (e)	27	440
Barrett Business Services Inc.	3	42
Beacon Roofing Supply Inc. (c)	24	437
Belden Inc.	26	580
Blount International Inc. (c)	26	268
BlueLinx Holdings Inc. (c) (e)	5	14
Bowne & Co. Inc.	20	230
Brady Corp. - Class A	27	673
Briggs & Stratton Corp.	27	461
Brink’s Co.	26	490
Broadwind Energy Inc. (c) (e)	50	140
Builders FirstSource Inc. (c)	25	60
CAI International Inc. (c)	5	56
Capstone Turbine Corp. (c)	129	127
Cascade Corp.	5	167
Casella Waste Systems Inc. (c)	13	51
CBIZ Inc. (c)	26	166
CDI Corp.	8	127
Celadon Group Inc. (c)	14	196
Cenveo Inc. (c)	28	153
Ceradyne Inc. (c)	14	304
Chart Industries Inc. (c)	16	255
CIRCOR International Inc.	9	240
CLARCOR Inc.	28	1,000
Clean Harbors Inc. (c)	13	839
Coleman Cable Inc. (c)	4	24
Colfax Corp. (c)	14	149
Columbus McKinnon Corp. (c)	10	140
Comfort Systems USA Inc. (e)	21	201
Commercial Vehicle Group Inc. (c)	13	134
Consolidated Graphics Inc. (c)	5	228
Cornell Cos. Inc. (c)	7	187
Corporate Executive Board Co.	19	510
CoStar Group Inc. (c) (e)	11	420
Courier Corp.	5	59
CRA International Inc. (c) (e)	7	124
Cubic Corp.	9	328
Curtiss-Wright Corp. (e)	25	727
Deluxe Corp.	28	519
Diamond Management & Technology Consultants Inc.	14	146
DigitalGlobe Inc. (c)	15	394
Dollar Thrifty Automotive Group Inc. (c)	15	653
Douglas Dynamics Inc. (c)	6	71
Ducommun Inc.	6	105
DXP Enterprises Inc. (c)	4	56
Dycom Industries Inc. (c)	21	181
Dynamex Inc. (c)	5	55
Dynamic Materials Corp.	9	141
DynCorp International Inc. (c)	8	149
Eagle Bulk Shipping Inc. (c)	33	138
EMCOR Group Inc. (c)	36	844
Encore Wire Corp.	10	183
Ener1 Inc. (c) (e)	29	97
Energy Conversion Devices Inc. (c) (e)	26	105
Energy Recovery Inc. (c) (e)	17	69
EnergySolutions Inc.	48	246
EnerNOC Inc. (c) (e)	11	337
EnerSys (c)	26	564
Ennis Inc.	15	224
EnPro Industries Inc. (c)	11	310
ESCO Technologies Inc.	14	363
Esterline Technologies Corp. (c)	16	782
Evergreen Solar Inc. (c) (e)	94	64
Excel Maritime Carriers Ltd. (c)	21	109
Exponent Inc. (c)	8	256
Federal Signal Corp.	34	205
Flow International Corp. (c)	24	58
Force Protection Inc. (c)	38	156
Forward Air Corp.	16	445
Franklin Covey Co. (c)	6	37
Franklin Electric Co. Inc.	13	380
FreightCar America Inc.	7	162
Fuel Tech Inc. (c) (e)	12	76
FuelCell Energy Inc. (c) (e)	39	46
Furmanite Corp. (c)	25	100
G&K Services Inc. - Class A	10	205
Genco Shipping & Trading Ltd. (c) (e)	15	223
GenCorp Inc. (c)	32	140
Generac Holdings Inc. (c)	10	142
Genesee & Wyoming Inc. - Class A (c)	21	784
Geo Group Inc. (c)	28	575
GeoEye Inc. (c)	12	378
Gibraltar Industries Inc. (c)	16	159
Global Defense Technology & Systems Inc. (c)	2	28
Gorman-Rupp Co.	8	212
GP Strategies Corp. (c)	11	81
GrafTech International Ltd. (c)	67	974
Graham Corp.	7	101
Granite Construction Inc.	19	438
Great Lakes Dredge & Dock Corp.	32	192
Greenbrier Cos. Inc. (c)	11	124
Griffon Corp. (c)	24	264
GT Solar International Inc. (c) (e)	34	189
H&E Equipment Services Inc. (c)	14	103
Hawaiian Holdings Inc. (c)	27	139
Healthcare Services Group Inc. (e)	23	438
Heartland Express Inc.	27	395
HEICO Corp. (e)	16	588
Heidrick & Struggles International Inc.	9	208
Herley Industries Inc. (c)	6	89
Herman Miller Inc. (e)	31	577
Hexcel Corp. (c)	55	846
Hill International Inc. (c) (e)	12	50
HNI Corp. (e)	24	670
Hoku Corp. (c)	9	31
Horizon Lines Inc. - Class A	21	88
Houston Wire & Cable Co. (e)	12	130
HUB Group Inc. - Class A (c)	20	604
Hudson Highland Group Inc. (c)	17	76
Huron Consulting Group Inc. (c)	12	231
ICF International Inc. (c)	9	223
II-VI Inc. (c)	14	415
InnerWorkings Inc. (c)	14	93
Insituform Technologies Inc. - Class A (c)	21	431
Insteel Industries Inc. (e)	9	105
Interface Inc.	28	299
Interline Brands Inc. (c)	19	323
International Shipholding Corp.	3	61
JetBlue Airways Corp. (c)	141	772
John Bean Technologies Corp.	16	242
Kadant Inc. (c)	9	152
Kaman Corp. - Class A	15	322
Kaydon Corp.	19	617
Kelly Services Inc. - Class A (c)	14	210
Kforce Inc. (c)	17	214
Kimball International Inc. - Class B	17	95
Knight Transportation Inc.	33	659
Knoll Inc.	25	333
Korn/Ferry International (c)	24	339
Kratos Defense & Security Solutions Inc. (c)	9	90
LaBarge Inc. (c)	6	66
Ladish Co. Inc. (c)	8	186
Lawson Products Inc.	2	36
Layne Christensen Co. (c)	11	273
LB Foster Co. (c)	5	129
LECG Corp. (c)	14	36
Lindsay Corp. (e)	7	209
LMI Aerospace Inc. (c)	6	90
LSI Industries Inc.	9	46
Lydall Inc. (c)	9	70
M&F Worldwide Corp. (c)	6	163
Manpower Inc.	-	4
Marten Transport Ltd. (c)	9	189
MasTec Inc. (c)	30	278
McGrath RentCorp	13	298
Metalico Inc. (c) (e)	23	90
Met-Pro Corp.	8	83
Michael Baker Corp. (c)	5	166
Microvision Inc. (c) (e)	52	154
Middleby Corp. (c)	9	494
Miller Industries Inc.	6	83
Mine Safety Appliances Co.	15	378
Mistras Group Inc. (c) (e)	8	84
Mobile Mini Inc. (c)	20	333
Moog Inc. - Class A (c)	25	808
Mueller Industries Inc.	20	496
Mueller Water Products Inc.	87	323
Multi-Color Corp.	5	47
MYR Group Inc. (c)	11	181
NACCO Industries Inc. - Class A	3	278
Navigant Consulting Inc. (c)	28	296
NCI Building Systems Inc. (c)	13	108
Nordson Corp.	19	1,058
Northwest Pipe Co. (c)	6	121
Old Dominion Freight Line Inc. (c)	16	556
Omega Flex Inc. (e)	1	14
On Assignment Inc. (c)	19	95
Orbital Sciences Corp. (c)	32	505
Orion Marine Group Inc. (c)	15	208
Otter Tail Corp.	19	374
P.A.M. Transportation Services (c)	2	37
Pacer International Inc. (c)	18	126
Park-Ohio Holdings Corp. (c)	4	61
Patriot Transportation Holding Inc. (c)	1	53
PGT Inc. (c)	10	27
Pike Electric Corp. (c)	8	71
Pinnacle Airlines Corp. (c)	10	54
PMFG Inc. (c) (e)	7	109
Polypore International Inc. (c)	12	281
Powell Industries Inc. (c)	5	129
PowerSecure International Inc. (c) (e)	12	112
Preformed Line Products Co.	1	28
Primoris Services Corp. (e)	11	69
Quality Distribution Inc. (c)	5	25
Quanex Building Products Corp.	21	371
RailAmerica Inc. (c)	13	131
Raven Industries Inc.	8	281
RBC Bearings Inc. (c)	12	346
Republic Airways Holdings Inc. (c) (e)	25	151
Resources Connection Inc. (c) (e)	25	334
Roadrunner Transportation Systems Inc. (c)	6	81
Robbins & Myers Inc.	14	306
Rollins Inc.	25	516
RSC Holdings Inc. (c)	27	165
Rush Enterprises Inc. - Class A (c)	19	250
Saia Inc. (c)	8	125
SatCon Technology Corp. (c)	43	124
Sauer-Danfoss Inc. (c)	7	85
Schawk Inc. (e)	7	110
School Specialty Inc. (c)	10	189
Seaboard Corp.	-	278
SFN Group Inc. (c)	30	163
Simpson Manufacturing Co. Inc.	22	530
SkyWest Inc.	32	388
Standard Parking Corp. (c)	8	133
Standard Register Co.	14	43
Standex International Corp.	7	167
Stanley Inc. (c)	8	285
Steelcase Inc.	39	306
Sterling Construction Co. Inc. (c)	10	125
Sun Hydraulics Corp.	7	164
Sykes Enterprises Inc. (c)	23	321
TAL International Group Inc.	9	205
Taser International Inc. (c) (e)	33	130
Team Inc. (c)	10	134
Tecumseh Products Co. (c)	10	113
Teledyne Technologies Inc. (c)	20	785
Tennant Co.	11	365
Tetra Tech Inc. (c)	34	657
Textainer Group Holdings Ltd.	5	110
Thermadyne Holdings Corp. (c)	5	50
Titan International Inc. (e)	20	198
Titan Machinery Inc. (c) (e)	8	108
Tredegar Corp.	13	219
Trex Co. Inc. (c) (e)	10	191
TriMas Corp. (c)	7	83
Triumph Group Inc.	9	603
TrueBlue Inc. (c)	24	269
Tutor Perini Corp. (c) (e)	14	234
Twin Disc Inc.	4	50
Ultrapetrol Ltd. (c)	13	58
United Capital Corp. (c)	1	21
United Rentals Inc. (c)	35	323
United Stationers Inc. (c)	13	717
Universal Forest Products Inc.	11	332
Universal Truckload Services Inc. (c)	3	38
UQM Technologies Inc. (c)	19	66
US Airways Group Inc. (c) (e)	91	785
US Ecology Inc.	11	153
USA Truck Inc. (c)	3	55
Viad Corp.	11	202
Vicor Corp.	12	144
Volt Information Sciences Inc. (c)	6	49
VSE Corp.	2	67
Wabash National Corp. (c)	32	225
Waste Services Inc. (c)	15	172
Watsco Inc.	15	883
Watts Water Technologies Inc.	17	477
Werner Enterprises Inc.	23	506
Woodward Governor Co.	33	850
Xerium Technologies Inc. (c) (e)	4	57
		78,734
INFORMATION TECHNOLOGY - 17.4%
3PAR Inc. (c) (e)	21	198
ACI Worldwide Inc. (c)	20	386
Acme Packet Inc. (c)	24	643
Actel Corp. (c)	14	177
Actuate Corp. (c)	22	98
Acxiom Corp. (c)	38	555
ADC Telecommunications Inc. (c)	51	381
ADPT Corp. (c)	44	129
ADTRAN Inc.	34	927
Advanced Analogic Technologies Inc. (c)	21	67
Advanced Energy Industries Inc. (c)	20	245
Advent Software Inc. (c) (e)	9	407
Agilysys Inc.	11	72
Alpha & Omega Semiconductor Ltd. (c)	3	38
American Software Inc.	11	49
Amkor Technology Inc. (c) (e)	62	341
Anadigics Inc. (c)	37	159
Anaren Inc. (c)	9	128
Ancestry.com Inc. (c) (e)	10	180
Anixter International Inc. (c)	15	656
Applied Micro Circuits Corp. (c)	36	379
Archipelago Learning Inc. (c)	6	73
ArcSight Inc. (c)	13	300
Ariba Inc. (c)	49	784
Arris Group Inc. (c)	69	700
Art Technology Group Inc. (c)	86	293
Aruba Networks Inc. (c) (e)	40	570
Aspen Technology Inc. (c)	33	364
ATMI Inc. (c)	17	253
Aviat Networks Inc. (c) (e)	35	126
Avid Technology Inc. (c)	16	209
Axcelis Technologies Inc. (c)	56	87
AXT Inc. (c)	17	75
Bel Fuse Inc. - Class B	5	90
Benchmark Electronics Inc. (c)	36	574
BigBand Networks Inc. (c)	27	82
Black Box Corp.	9	262
Blackbaud Inc.	24	516
Blackboard Inc. (c) (e)	19	702
Blue Coat Systems Inc. (c)	24	481
Bottomline Technologies Inc. (c)	14	189
Brightpoint Inc. (c)	38	269
Brooks Automation Inc. (c)	35	273
Cabot Microelectronics Corp. (c)	13	461
CACI International Inc. - Class A (c) (e)	17	705
Calix Inc. (c) (e)	4	41
Cass Information Systems Inc.	5	157
Cavium Networks Inc. (c)	24	635
CDC Corp. (c)	53	110
Ceva Inc. (c)	11	135
Checkpoint Systems Inc. (c)	22	385
Ciber Inc. (c)	40	110
Cirrus Logic Inc. (c)	36	570
Cogent Inc. (c)	29	258
Cognex Corp.	22	394
Coherent Inc. (c)	14	474
Cohu Inc.	13	159
CommVault Systems Inc. (c)	24	532
Compellent Technologies Inc. (c)	13	154
Computer Task Group Inc. (c)	7	43
comScore Inc. (c)	11	186
Comtech Telecommunications Corp. (c)	16	479
Comverge Inc. (c) (e)	13	113
Concur Technologies Inc. (c)	22	939
Conexant Systems Inc. (c)	44	98
Constant Contact Inc. (c) (e)	16	333
Convio Inc. (c)	3	23
CPI International Inc. (c)	4	64
Cray Inc. (c)	24	133
CSG Systems International Inc. (c)	20	364
CTS Corp.	20	181
CyberSource Corp. (c)	39	998
Cymer Inc. (c)	16	483
Daktronics Inc. (e)	20	152
DDi Corp.	6	48
DealerTrack Holdings Inc. (c)	22	363
Deltek Inc. (c)	8	70
DemandTec Inc. (c)	16	111
DG FastChannel Inc. (c) (e)	14	446
Dice Holdings Inc. (c)	7	50
Digi International Inc. (c)	14	113
Digimarc Corp. (c) (e)	4	68
Digital River Inc. (c) (e)	22	519
Diodes Inc. (c)	19	305
DivX Inc. (c)	20	155
Double-Take Software Inc. (c)	13	134
DSP Group Inc. (c)	12	76
DTS Inc. (c)	10	330
Earthlink Inc. (e)	60	479
Ebix Inc. (c) (e)	15	230
Echelon Corp. (c) (e)	17	123
Echo Global Logistics Inc. (c) (e)	6	70
Electro Rent Corp.	9	116
Electro Scientific Industries Inc. (c)	15	204
Electronics for Imaging Inc. (c)	25	246
EMS Technologies Inc. (c)	8	116
Emulex Corp. (c)	45	412
Entegris Inc. (c)	74	293
Entropic Communications Inc. (c)	28	175
Epicor Software Corp. (c)	27	220
EPIQ Systems Inc.	19	245
ePlus Inc. (c)	2	29
Euronet Worldwide Inc. (c)	26	333
Exar Corp. (c) (e)	18	128
ExlService Holdings Inc. (c)	9	156
Extreme Networks (c)	47	127
Fair Isaac Corp.	25	545
FalconStor Software Inc. (c) (e)	18	48
FARO Technologies Inc. (c)	9	174
FEI Co. (c)	20	401
Finisar Corp. (c) (e)	40	603
FormFactor Inc. (c)	28	303
Forrester Research Inc. (c)	8	254
Fortinet Inc. (c)	21	352
FSI International Inc. (c)	17	72
Gerber Scientific Inc. (c)	14	72
Global Cash Access Holdings Inc. (c)	27	198
Globecomm Systems Inc. (c)	10	78
GSI Commerce Inc. (c)	34	970
GSI Technology Inc. (c)	8	47
Guidance Software Inc. (c) (e)	7	37
Hackett Group Inc. (c) (e)	19	53
Harmonic Inc. (c)	54	296
Heartland Payment Systems Inc.	21	305
Hittite Microwave Corp. (c) (e)	15	667
Hughes Communications Inc. (c)	4	101
Hutchinson Technology Inc. (c)	13	54
Hypercom Corp. (c)	25	115
ICx Technologies Inc. (c)	5	39
iGate Corp.	13	166
Ikanos Communications Inc. (c)	16	26
Imation Corp. (c)	17	155
Immersion Corp. (c)	20	102
Infinera Corp. (c)	46	295
infoGROUP Inc. (c)	19	155
Infospace Inc. (c)	19	143
Insight Enterprises Inc. (c)	25	332
Integral Systems Inc. (c)	10	64
Integrated Device Technology Inc. (c)	87	432
Integrated Silicon Solutions Inc. (c)	14	105
Interactive Intelligence Inc. (c)	6	106
InterDigital Inc. (c)	25	611
Intermec Inc. (c)	27	275
Internap Network Services Corp. (c)	26	108
Internet Brands Inc. (c)	17	175
Internet Capital Group Inc. (c)	22	164
Intevac Inc. (c)	11	120
IPG Photonics Corp. (c) (e)	14	216
Isilon Systems Inc. (c)	16	206
Ixia (c) (e)	16	138
IXYS Corp. (c)	11	99
j2 Global Communications Inc. (c) (e)	25	553
Jack Henry & Associates Inc.	47	1,125
JDA Software Group Inc. (c)	23	500
Keithley Instruments Inc. (e)	6	53
Kenexa Corp. (c)	11	137
Keynote Systems Inc.	7	65
KIT Digital Inc. (c)	11	94
Knot Inc. (c)	19	144
Kopin Corp. (c)	41	141
Kulicke & Soffa Industries Inc. (c)	36	253
KVH Industries Inc. (c)	9	106
L-1 Identity Solutions Inc. (c)	41	334
Lattice Semiconductor Corp. (c)	69	300
Lawson Software Inc. (c)	78	570
Limelight Networks Inc. (c)	22	98
Lionbridge Technologies Inc. (c)	36	164
Liquidity Services Inc. (c)	8	102
Littelfuse Inc. (c)	12	387
LivePerson Inc. (c)	21	147
Local.com Corp. (c)	9	59
LogMeIn Inc. (c)	8	214
LoopNet Inc. (c)	10	118
Loral Space & Communications Inc. (c)	6	249
LTX-Credence Corp. (c)	79	223
Magma Design Automation Inc. (c) (e)	28	79
Manhattan Associates Inc. (c)	13	349
Mantech International Corp. - Class A (c)	12	504
Marchex Inc. - Class B	13	51
Mattson Technology Inc. (c)	27	102
MAXIMUS Inc.	10	574
MaxLinear Inc. (c)	4	56
Maxwell Technologies Inc. (c) (e)	14	164
Measurement Specialties Inc. (c)	8	115
Mentor Graphics Corp. (c)	57	508
Mercury Computer Systems Inc. (c)	12	138
Meru Networks Inc. (c)	3	34
Methode Electronics Inc.	21	206
Micrel Inc.	28	283
Microsemi Corp. (c)	45	660
MicroStrategy Inc. - Class A (c)	5	367
Microtune Inc. (c)	29	63
Mindspeed Technologies Inc. (c)	17	128
MIPS Technologies Inc. - Class A (c)	29	150
MKS Instruments Inc. (c)	27	501
ModusLink Global Solutions Inc. (c)	25	148
MoneyGram International Inc. (c)	43	105
Monolithic Power Systems Inc. (c)	19	346
Monotype Imaging Holdings Inc. (c)	10	91
MoSys Inc. (c)	15	64
Move Inc. (c)	77	158
MTS Systems Corp. (e)	9	269
Multi-Fineline Electronix Inc. (c)	6	150
Nanometrics Inc. (c)	10	97
NCI Inc. (c)	3	69
Netezza Corp. (c) (e)	27	371
NetGear Inc. (c)	19	333
NetLogic Microsystems Inc. (c)	34	930
NetScout Systems Inc. (c)	17	237
NetSuite Inc. (c) (e)	9	114
Network Engines Inc. (c)	19	52
Network Equipment Technologies Inc. (c)	13	45
Newport Corp. (c)	21	191
NIC Inc.	30	190
Novatel Wireless Inc. (c)	21	120
NVE Corp. (c)	2	102
Occam Networks Inc. (c)	7	38
Oclaro Inc. (c) (e)	27	294
Omnivision Technologies Inc. (c)	28	611
Online Resources Corp. (c)	12	52
OpenTable Inc. (c) (e)	9	353
Openwave Systems Inc. (c)	42	86
Oplink Communications Inc. (c)	12	177
OPNET Technologies Inc.	8	122
Opnext Inc. (c)	13	21
OSI Systems Inc. (c)	8	232
Palm Inc. (c)	94	535
Parametric Technology Corp. (c) (e)	65	1,020
Park Electrochemical Corp.	11	275
PC Connection Inc. (c)	5	28
PC-Tel Inc. (c)	10	53
PDF Solutions Inc. (c)	12	58
Pegasystems Inc. (e)	8	266
Perficient Inc. (c)	15	132
Pericom Semiconductor Corp. (c)	12	115
Photronics Inc. (c) (e)	29	130
Plantronics Inc.	28	789
Plexus Corp. (c)	22	596
PLX Technology Inc. (c)	24	99
Power Integrations Inc.	14	436
Power-One Inc. (c)	32	215
Powerwave Technologies Inc. (c) (e)	80	123
Presstek Inc. (c)	15	52
Progress Software Corp. (c)	23	678
PROS Holdings Inc. (c)	12	79
QAD Inc. (c)	6	25
Quantum Corp. (c)	121	228
Quest Software Inc. (c)	33	597
QuinStreet Inc. (c) (e)	5	60
Rackspace Hosting Inc. (c) (e)	53	969
Radiant Systems Inc. (c)	15	224
Radisys Corp. (c)	13	127
RealNetworks Inc. (c)	47	156
Renaissance Learning Inc.	7	105
RF Micro Devices Inc. (c)	150	587
Richardson Electronics Ltd.	8	70
RightNow Technologies Inc. (c) (e)	13	200
Rimage Corp. (c)	4	71
Riverbed Technology Inc. (c) (e)	34	953
Rofin-Sinar Technologies Inc. (c)	17	364
Rogers Corp. (c)	9	242
Rosetta Stone Inc. (c) (e)	6	131
Rubicon Technology Inc. (c) (e)	8	232
Rudolph Technologies Inc. (c)	19	142
S1 Corp. (c)	32	189
Saba Software Inc. (c)	15	79
Sanmina-SCI Corp. (c)	43	581
Sapient Corp.	56	571
SAVVIS Inc. (c)	20	293
ScanSource Inc. (c)	14	351
SeaChange International Inc. (c)	19	159
Semtech Corp. (c)	35	567
ShoreTel Inc. (c)	22	101
Sigma Designs Inc. (c) (e)	17	172
Silicon Graphics International Corp. (c)	18	127
Silicon Image Inc. (c)	44	155
Smart Modular Technologies WWH Inc. (c)	29	168
Smith Micro Software Inc. (c)	17	158
SolarWinds Inc. (c)	19	303
Sonic Solutions Inc. (c)	14	114
SonicWALL Inc. (c)	31	362
Sonus Networks Inc. (c)	119	323
Sourcefire Inc. (c)	15	285
Spansion Inc. (c)	7	114
Spectrum Control Inc. (c)	8	112
SPS Commerce Inc. (c)	3	29
SRA International Inc. - Class A (c)	23	446
SRS Labs Inc. (c)	5	47
SS&C Technologies Holdings Inc. (c)	7	107
Stamps.com Inc. (c)	6	66
Standard Microsystems Corp. (c)	12	275
STEC Inc. (c) (e)	22	278
Stratasys Inc. (c)	11	274
SuccessFactors Inc. (c)	34	713
Super Micro Computer Inc. (c)	12	169
Supertex Inc. (c)	7	163
support.com Inc. (c)	26	106
Sycamore Networks Inc.	10	164
Symmetricom Inc. (c)	21	108
Symyx Technologies Inc. (c)	20	99
Synaptics Inc. (c) (e)	20	536
Synchronoss Technologies Inc. (c)	11	211
SYNNEX Corp. (c)	12	315
Syntel Inc.	7	235
Take-Two Interactive Software Inc. (c)	39	347
Taleo Corp. (c)	22	543
Technitrol Inc.	29	91
TechTarget Inc. (c) (e)	8	44
Tekelec (c)	38	499
TeleCommunication Systems Inc. (c)	24	101
TeleNav Inc. (c) (e)	4	36
TeleTech Holdings Inc. (c)	18	230
Terremark Worldwide Inc. (c)	30	237
Tessco Technologies Inc.	3	45
Tessera Technologies Inc. (c)	28	444
THQ Inc. (c)	39	168
TIBCO Software Inc. (c)	92	1,110
Tier Technologies Inc. - Class B (c)	8	46
TiVo Inc. (c)	61	448
TNS Inc. (c)	14	251
Travelzoo Inc. (c)	2	29
Trident Microsystems Inc. (c) (e)	29	42
TriQuint Semiconductor Inc. (c)	84	510
TTM Technologies Inc. (c)	44	416
Tyler Technologies Inc. (c)	17	263
Ultimate Software Group Inc. (c)	14	451
Ultra Clean Holdings Inc. (c)	12	99
Ultratech Inc. (c)	13	216
Unica Corp. (c)	9	87
Unisys Corp. (c)	23	432
United Online Inc.	46	265
Universal Display Corp. (c) (e)	16	295
UTStarcom Inc. (c) (e)	63	116
ValueClick Inc. (c)	47	505
VASCO Data Security International Inc. (c)	16	102
Veeco Instruments Inc. (c) (e)	22	761
VeriFone Holdings Inc. (c)	47	884
ViaSat Inc. (c)	18	597
Viasystems Group Inc. (c)	2	34
Virage Logic Corp. (c)	12	148
VirnetX Holding Corp.	17	103
Virtusa Corp. (c)	6	57
Vocus Inc. (c) (e)	10	153
Volterra Semiconductor Corp. (c)	14	316
Wave Systems Corp. (c) (e)	43	139
Websense Inc. (c)	24	453
Wright Express Corp. (c)	21	616
X-Rite Inc. (c) (e)	12	44
Xyratex Ltd. (c)	16	229
Zixit Corp. (c) (e)	39	87
Zoran Corp. (c)	28	270
Zygo Corp. (c)	9	72
		91,377
MATERIALS - 4.7%
A. Schulman Inc.	17	327
AEP Industries Inc. (c)	4	95
Allied Nevada Gold Corp. (c)	35	682
AM Castle & Co. (c)	10	140
AMCOL International Corp.	13	303
American Vanguard Corp.	13	103
Arch Chemicals Inc.	14	419
Balchem Corp.	16	391
Boise Inc. (c)	38	209
Brush Engineered Materials Inc. (c)	11	217
Buckeye Technologies Inc. (c)	22	221
Calgon Carbon Corp. (c)	30	394
Capital Gold Corp. (c)	26	104
Century Aluminum Co. (c)	35	308
Clearwater Paper Corp. (c)	7	359
Coeur d’Alene Mines Corp. (c) (e)	48	761
Deltic Timber Corp.	6	238
Ferro Corp. (c)	49	362
General Moly Inc. (c) (e)	42	131
Georgia Gulf Corp. (c)	18	242
Glatfelter	25	270
Globe Specialty Metals Inc. (c)	33	340
Golden Star Resources Ltd. (c) (e)	138	607
Graham Packaging Co. Inc. (c)	9	108
Graphic Packaging Holding Co. (c)	60	190
Hawkins Inc. (e)	5	109
Haynes International Inc.	7	202
HB Fuller Co.	26	499
Headwaters Inc. (c)	37	104
Hecla Mining Co. (c) (e)	132	687
Horsehead Holding Corp. (c)	25	190
Innophos Holdings Inc.	12	305
Jaguar Mining Inc. (c) (e)	45	399
Kaiser Aluminum Corp.	8	294
KapStone Paper and Packaging Corp. (c)	19	215
KMG Chemicals Inc.	3	47
Koppers Holdings Inc.	11	245
Kraton Performance Polymers Inc. (c)	6	113
Landec Corp. (c)	16	93
Louisiana-Pacific Corp. (c)	71	475
LSB Industries Inc. (c)	11	141
Metals USA Holdings Corp. (c)	6	92
Minerals Technologies Inc.	10	483
Myers Industries Inc.	19	155
Neenah Paper Inc.	8	138
NewMarket Corp.	6	498
NL Industries Inc. (e)	4	22
Noranda Aluminium Holding Corp. (c)	6	40
Olin Corp.	44	795
Olympic Steel Inc.	5	126
OM Group Inc. (c)	17	395
Omnova Solutions Inc. (c)	22	175
PolyOne Corp. (c)	52	438
Quaker Chemical Corp.	6	153
Rock-Tenn Co. - Class A (e)	21	1,054
Rockwood Holdings Inc. (c)	28	632
RTI International Metals Inc. (c)	17	408
Schweitzer-Mauduit International Inc.	10	507
Senomyx Inc. (c)	21	79
Sensient Technologies Corp.	28	713
Silgan Holdings Inc.	30	840
Solutia Inc. (c)	66	862
Spartech Corp. (c)	18	183
Stepan Co.	4	292
Stillwater Mining Co. (c)	23	271
STR Holdings Inc. (c) (e)	15	289
Texas Industries Inc. (e)	11	337
Thompson Creek Metals Co. Inc. (c)	75	652
TPC Group Inc. (c)	4	70
United States Lime & Minerals Inc. (c)	1	54
Universal Stainless & Alloy Products Inc. (c)	4	57
US Energy Corp. Wyoming (c)	14	68
US Gold Corp. (c)	49	244
Verso Paper Corp. (c)	8	17
Wausau Paper Corp. (c)	24	164
Westlake Chemical Corp.	11	209
Worthington Industries Inc.	34	441
WR Grace & Co. (c)	41	854
Zep Inc.	12	209
Zoltek Cos. Inc. (c) (e)	17	141
		24,796
TELECOMMUNICATION SERVICES - 1.0%
AboveNet Inc. (c)	12	577
Alaska Communications Systems Group Inc. (e)	25	211
Atlantic Tele-Network Inc.	5	216
Cbeyond Inc. (c)	13	164
Cincinnati Bell Inc. (c)	116	350
Cogent Communications Group Inc. (c)	23	174
Consolidated Communications Holdings Inc.	13	214
FiberTower Corp. (c) (e)	25	116
General Communication Inc. - Class A (c)	26	197
Global Crossing Ltd. (c)	16	166
Globalstar Inc. (c) (e)	37	58
ICO Global Communications Holdings Ltd. (c)	51	81
IDT Corp. - Class B (c) (e)	8	97
Iridium Communications Inc. (c) (e)	18	184
Neutral Tandem Inc. (c)	18	203
NTELOS Holdings Corp.	17	288
PAETEC Holding Corp. (c)	66	225
Premiere Global Services Inc. (c)	33	207
Shenandoah Telecommunications Co.	12	221
Syniverse Holdings Inc. (c)	39	792
USA Mobility Inc.	13	169
Vonage Holdings Corp. (c)	57	130
		5,040
UTILITIES - 3.2%
Allete Inc. (e)	17	583
American DG Energy Inc. (c) (e)	10	31
American States Water Co.	10	332
Artesian Resources Corp. (e)	3	51
Avista Corp.	30	577
Black Hills Corp.	22	625
Cadiz Inc. (c) (e)	6	73
California Water Service Group	11	378
Central Vermont Public Service Corp.	7	143
CH Energy Group Inc.	9	335
Chesapeake Utilities Corp. (e)	6	180
Cleco Corp.	33	883
Connecticut Water Services Inc.	4	81
Consolidated Water Co. Ltd. (e)	7	81
Dynegy Inc. (c)	55	212
El Paso Electric Co. (c)	26	495
Empire District Electric Co.	22	412
IDACORP Inc. (e)	26	868
Laclede Group Inc.	13	415
MGE Energy Inc.	13	453
Middlesex Water Co.	6	100
New Jersey Resources Corp. (e)	23	822
Nicor Inc.	25	1,030
Northwest Natural Gas Co.	15	654
NorthWestern Corp.	20	535
Piedmont Natural Gas Co. Inc. (e)	41	1,046
PNM Resources Inc.	47	524
Portland General Electric Co.	42	764
SJW Corp.	8	179
South Jersey Industries Inc.	17	724
Southwest Gas Corp.	25	745
Southwest Water Co.	15	153
UIL Holdings Corp.	17	419
UniSource Energy Corp.	19	582
Unitil Corp. (e)	5	112
WGL Holdings Inc. (e)	28	944
York Water Co. (e)	6	83
		16,624

Total Common Stocks (cost $540,429)		514,361

RIGHTS - 0.0%
Zion Oil & Gas Inc. (c) (e) (f)	3	-

Total Rights (cost $0)		-

WARRANTS - 0.0%
Lantronix Inc., 02/09/11 (c) (f)	-	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$2,630	112

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,630)		112

SHORT TERM INVESTMENTS - 16.3%
Mutual Funds - 1.5%
JNL Money Market Fund, 0.06% (a) (h)	7,698	7,698

Securities Lending Collateral - 14.7%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	63,675	63,675
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	13,249	13,249
		76,924
U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.11%, 09/09/10 (m)	$780	780

Total Short Term Investments (cost $85,402)		85,402

Total Investments - 114.5% (cost $627,927)		599,875
Other Assets and Liabilities, Net - (14.5%)		(75,992)
Total Net Assets - 100%		$523,883

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 9.9%
ABC-Mart Inc.	2	$78
Accor SA (e)	12	571
Adidas AG	18	887
Aisin Seiki Co. Ltd.	16	439
Aristocrat Leisure Ltd. (e)	33	101
Asics Corp.	14	128
Autogrill SpA (c)	11	134
Bayerische Motoren Werke AG	28	1,379
Benesse Corp.	6	291
Billabong International Ltd.	16	119
Bridgestone Corp.	57	898
British Sky Broadcasting Group Plc	99	1,038
Burberry Group Plc	39	435
Canon Marketing Japan Inc. (e)	5	72
Carnival Plc	15	479
Casio Computer Co. Ltd.	20	121
Christian Dior SA	5	516
Compagnie Financiere Richemont SA	45	1,557
Compagnie Generale des Etablissements Michelin	13	897
Compass Group Plc	159	1,208
Continental AG (c)	5	236
Crown Ltd. (e)	41	267
Daihatsu Motor Co. Ltd.	15	140
Daimler AG (c)	78	3,945
Dena Co. Ltd.	8	198
Denso Corp.	42	1,153
Dentsu Inc. (e)	15	391
Electrolux AB - Class B	21	476
Esprit Holdings Ltd.	99	533
Eutelsat Communications Group SA	8	265
Fairfax Media Ltd. (e)	178	195
Fast Retailing Co. Ltd.	5	711
Fiat SpA	66	676
Fuji Heavy Industries Ltd. (c)	47	252
Fuji Media Holdings Inc.	-	23
Genting International Plc (c)	537	444
Gestevision Telecinco SA	9	77
Hakuhodo DY Holdings Inc.	2	105
Harvey Norman Holdings Ltd.	42	117
Hennes & Mauritz AB - Class B	89	2,433
Hermes International SCA (e)	5	615
Home Retail Group Plc	76	241
Honda Motor Co. Ltd.	143	4,192
Husqvarna AB - Class B (e)	36	218
Inditex SA	19	1,067
InterContinental Hotels Group Plc	23	356
Isetan Mitsukoshi Holdings Ltd.	31	298
Isuzu Motors Ltd.	105	316
ITV Plc (c)	339	253
J. Front Retailing Co. Ltd.	43	208
Jardine Cycle & Carriage Ltd.	10	210
JC Decaux SA (c)	6	134
Jupiter Telecommunications Co. Ltd.	-	197
Kingfisher Plc	204	638
Koito Manufacturing Co. Ltd.	8	118
Lagardere SCA	10	323
Li & Fung Ltd.	198	885
Lifestyle International Holdings Ltd.	48	92
Luxottica Group SpA	9	225
LVMH Moet Hennessy Louis Vuitton SA	21	2,312
M6-Metropole Television SA	5	107
Makita Corp.	10	270
Marks & Spencer Group Plc	136	671
Marui Group Co. Ltd.	18	123
Mazda Motor Corp.	127	297
McDonald’s Holdings Co. Japan Ltd.	6	139
Mediaset SpA	60	342
Mitsubishi Motors Corp. (c)	344	435
Modern Times Group AB - Class B	5	254
Namco Bandai Holdings Inc.	18	157
Next Plc	16	486
NGK Spark Plug Co. Ltd.	15	186
NHK Spring Co. Ltd.	15	137
Nikon Corp.	27	457
Nissan Motor Co. Ltd. (c)	212	1,479
Nisshinbo Holdings Inc.	10	96
Nitori Co. Ltd.	3	272
NOK Corp.	9	149
Nokian Renkaat Oyj (e)	10	243
OPAP SA	19	231
Oriental Land Co. Ltd.	4	368
PagesJaunes Groupe SA	10	107
Panasonic Corp.	170	2,123
Pearson Plc	71	931
Peugeot SA (c)	13	331
Pirelli & C. SpA	205	113
PPR SA	7	825
Publicis Groupe (e)	11	453
Puma AG Rudolf Dassler Sport	-	131
Rakuten Inc.	1	444
Reed Elsevier NV	61	675
Reed Elsevier Plc	102	756
Renault SA (c)	17	626
Rinnai Corp.	3	164
Sands China Ltd. (c)	163	240
Sankyo Co. Ltd.	5	217
Sanoma Oyj	7	118
Sanyo Electric Co. Ltd. (c) (e)	164	211
Sega Sammy Holdings Inc.	18	255
Sekisui Chemical Co. Ltd.	38	237
Sekisui House Ltd.	51	436
SES SA	26	549
Shangri-La Asia Ltd.	108	199
Sharp Corp.	87	918
Shimamura Co. Ltd.	2	181
Shimano Inc.	5	232
Singapore Press Holdings Ltd. (e)	133	359
SKYCITY Entertainment Group Ltd.	50	98
Societe Television Francaise 1 (e)	9	116
Sodexo SA	8	433
Sony Corp.	87	2,321
Stanley Electric Co. Ltd.	14	224
Sumitomo Rubber Industries Inc.	16	140
Suzuki Motor Corp.	28	540
Swatch Group AG - Class B	3	732
Swatch Group AG (e)	4	180
Tabcorp Holdings Ltd.	54	284
Takashimaya Co. Ltd.	25	199
Tatts Group Ltd.	108	203
Television Broadcasts Ltd.	23	107
Thomas Cook Group Plc	72	191
Toho Co. Ltd.	9	149
Toyoda Gosei Co. Ltd.	6	149
Toyota Boshoku Corp.	5	68
Toyota Industries Corp.	16	396
Toyota Motor Corp.	238	8,177
TUI AG (c)	11	100
TUI Travel Plc	46	144
USS Co. Ltd.	2	144
Vivendi SA	106	2,164
Volkswagen AG	3	218
Whitbread Plc	15	306
Wolters Kluwer NV	24	464
WPP Plc	109	1,030
Wynn Macau Ltd. (c)	117	191
Yamada Denki Co. Ltd. (e)	7	482
Yamaha Corp.	13	136
Yamaha Motor Co. Ltd. (c)	23	299
Yue Yuen Industrial Holdings Ltd. (e)	68	211
		76,209
CONSUMER STAPLES - 10.4%
AEON Co. Ltd.	51	535
Ajinomoto Co. Inc.	55	498
Anheuser-Busch InBev NV	62	3,003
Anheuser-Busch InBev NV- Strip VVPR (c)	13	-
Aryzta AG	7	257
Asahi Breweries Ltd.	34	576
Associated British Foods Plc	31	449
Beiersdorf AG	9	492
British American Tobacco Plc	172	5,472
Carlsberg A/S	9	703
Carrefour SA	52	2,060
Casino Guichard Perrachon SA (e)	5	373
Coca-Cola Amatil Ltd.	49	488
Coca-Cola Hellenic Bottling Co. SA	16	350
Coca-Cola West Co. Ltd.	4	73
Colruyt SA	1	312
Danone SA	50	2,702
Delhaize Group	9	617
Diageo Plc	217	3,402
FamilyMart Co. Ltd.	6	198
Foster’s Group Ltd. (e)	166	787
Golden Agri-Resources Ltd.	508	191
Goodman Fielder Ltd.	106	119
Heineken Holding NV	9	335
Heineken NV	21	907
Henkel AG & Co. KGaA	11	462
Imperial Tobacco Group Plc	88	2,464
Ito En Ltd. (e)	4	67
J Sainsbury Plc	102	486
Japan Tobacco Inc.	-	1,201
Jeronimo Martins SGPS SA	17	160
Kao Corp.	46	1,089
Kerry Group Plc	12	333
Kesko Oyj	6	183
Kikkoman Corp.	13	136
Kirin Holdings Co. Ltd.	73	919
Koninklijke Ahold NV	102	1,262
Lawson Inc. (e)	6	241
Lindt & Spruengli AG (e)	-	221
L’Oreal SA	21	2,033
MEIJI Holdings Co. Ltd.	6	225
Metcash Ltd.	70	248
Metro AG	11	583
Nestle SA	299	14,419
Nippon Meat Packers Inc.	15	185
Nisshin Seifun Group Inc. (e)	15	168
Nissin Foods Holdings Co. Ltd.	6	209
Olam International Ltd. (e)	106	194
Parmalat SpA	154	358
Pernod-Ricard SA (e)	17	1,312
Reckitt Benckiser Group Plc	53	2,466
SABMiller Plc	82	2,304
Sapporo Holdings Ltd.	26	112
Seven & I Holdings Co. Ltd.	66	1,509
Shiseido Co. Ltd.	31	674
Suedzucker AG (e)	5	86
Swedish Match AB	22	477
Tesco Plc	690	3,893
Toyo Suisan Kaisha Ltd.	9	215
Unicharm Corp.	4	406
Unilever NV	141	3,845
Unilever Plc	111	2,969
UNY Co. Ltd.	17	125
Wesfarmers Ltd.	100	2,394
Wilmar International Ltd. (e)	106	434
WM Morrison Supermarkets Plc	178	705
Woolworths Ltd.	107	2,430
Yakult Honsha Co. Ltd.	9	231
Yamazaki Baking Co. Ltd.	10	135
		79,467
ENERGY - 7.0%
Aker Solutions ASA	15	173
AMEC Plc	29	350
Arrow Energy Ltd. (c) (e)	54	220
BG Group Plc	292	4,338
BP Plc	1,620	7,755
Cairn Energy Plc (c)	122	752
Caltex Australia Ltd. (e)	12	92
Cie Generale de Geophysique-Veritas (c)	12	219
Cosmo Oil Co. Ltd. (e)	52	124
Energy Resources of Australia Ltd.	4	49
ENI SpA	225	4,130
Fugro NV	6	258
Galp Energia SGPS SA	19	280
Idemitsu Kosan Co. Ltd.	2	144
INPEX Corp.	-	377
Japan Petroleum Exploration Co.	3	102
JX Holdings Inc. (c)	196	969
Mongolia Energy Co. Ltd. (c)	231	80
Neste Oil Oyj (e)	11	159
OMV AG	12	374
Origin Energy Ltd.	75	940
Paladin Energy Ltd. (c) (e)	64	190
Petrofac Ltd.	21	374
Repsol YPF SA	63	1,265
Royal Dutch Shell Plc - Class A	306	7,722
Royal Dutch Shell Plc - Class B	233	5,626
Saipem SpA	22	677
Santos Ltd. (e)	70	729
SBM Offshore NV	14	198
SeaDrill Ltd. (e)	23	417
Showa Shell Sekiyu KK	16	108
StatoilHydro ASA	97	1,865
Technip SA (e)	8	477
Tenaris SA	40	685
TonenGeneral Sekiyu KK	26	225
Total SA	182	8,141
Tullow Oil Plc	76	1,127
Woodside Petroleum Ltd. (e)	46	1,614
WorleyParsons Ltd.	16	291
		53,616
FINANCIALS - 24.0%
3i Group Plc	85	336
77 Bank Ltd.	31	167
Acom Co. Ltd. (e)	2	32
Admiral Group Plc	18	373
Aegon NV (c)	134	714
AEON Credit Service Co. Ltd.	7	61
AEON Mall Co. Ltd.	7	139
Allianz SE	39	3,872
Alpha Bank AE (c)	47	229
AMP Ltd.	179	778
Anglo Irish Bank Corp. Plc (c) (f)	34	6
Aozora Bank Ltd.	67	86
Ascendas Real Estate Investment Trust (e)	126	163
Assicurazioni Generali SpA (e)	100	1,737
ASX Ltd. (e)	15	366
Australia & New Zealand Banking Group Ltd.	219	3,932
Aviva Plc	237	1,102
AXA Asia Pacific Holdings Ltd.	90	411
AXA SA	149	2,273
Baloise Holding AG	4	290
Banca Carige SpA	60	118
Banca Monte dei Paschi di Siena SpA (c)	176	199
Banca Popolare di Milano Scarl	32	132
Banco Bilbao Vizcaya Argentaria SA	308	3,173
Banco Comercial Portugues SA (e)	259	194
Banco de Sabadell SA (e)	86	387
Banco de Valencia SA (e)	19	84
Banco Espirito Santo SA	41	162
Banco Popolare SC	52	285
Banco Popular Espanol SA (e)	73	372
Banco Santander SA	710	7,449
Bank Hapoalim BM (c)	89	320
Bank Leumi Le-Israel BM (c)	105	374
Bank of Cyprus Public Co. Ltd.	49	196
Bank of East Asia Ltd.	134	483
Bank of Kyoto Ltd.	27	222
Bank of Yokohama Ltd.	104	476
Bankinter SA (e)	24	148
Barclays Plc	988	3,946
Bendigo and Adelaide Bank Ltd. (e)	31	212
Beni Stabili SpA (c)	13	10
BGP Holdings Plc (c) (f) (u)	479	-
BNP Paribas	82	4,408
BOC Hong Kong Holdings Ltd.	311	709
British Land Co. Plc	75	484
CapitaLand Ltd.	224	571
CapitaMall Trust	188	245
CapitaMalls Asia Ltd.	111	166
CFS Retail Property Trust (e)	140	221
Cheung Kong Holdings Ltd.	119	1,373
China Bank Ltd.	63	380
Chugoku Bank Ltd.	14	165
Chuo Mitsui Trust Holdings Inc.	89	314
City Developments Ltd.	49	386
CNP Assurances SA	3	202
Commerzbank AG (c) (e)	62	433
Commonwealth Bank of Australia (e)	132	5,356
Corio NV	5	244
Credit Agricole SA	80	826
Credit Saison Co. Ltd.	14	141
Credit Suisse Group AG	97	3,658
Criteria CaixaCorp SA	70	287
Dai-Ichi Life Insurance Co. Ltd.	1	968
Daito Trust Construction Co. Ltd.	7	391
Daiwa House Industry Co. Ltd.	43	387
Daiwa Securities Group Inc.	140	591
Danske Bank A/S (c)	39	751
DBS Group Holdings Ltd.	147	1,422
Delta Lloyd NV (e)	6	95
Deutsche Bank AG	54	3,011
Deutsche Boerse AG	17	1,014
Deutsche Postbank AG (c)	7	215
Dexia SA (c)	49	173
Dexus Property Group	391	251
DnB NOR ASA	85	822
EFG Eurobank Ergasias SA (c)	26	116
Erste Group Bank AG	16	518
Eurazeo	3	144
Exor SpA	7	112
Fonciere Des Regions (e)	2	173
Fortis	198	440
Fukuoka Financial Group Inc.	68	283
GAM Holding Ltd. (c)	16	177
Gecina SA	2	142
Goodman Group	499	264
GPT Group	162	378
Groupe Bruxelles Lambert SA - Strip VVPR (c)	-	-
Groupe Bruxelles Lambert SA (e)	7	494
Gunma Bank Ltd.	32	170
Hachijuni Bank Ltd.	38	215
Hammerson Plc	61	309
Hang Lung Group Ltd. (e)	67	361
Hang Lung Properties Ltd.	175	669
Hang Seng Bank Ltd.	67	893
Hannover Rueckversicherung AG	5	209
Henderson Land Development Co. Ltd.	95	557
Hiroshima Bank Ltd.	44	177
Hokuhoku Financial Group Inc.	107	197
Hong Kong Exchanges & Clearing Ltd.	87	1,363
Hopewell Holdings Ltd.	47	133
HSBC Holdings Plc	1,503	13,726
Hysan Development Co. Ltd.	54	153
Icade SA	2	159
ICAP Plc	50	300
IMMOFINANZ Immobilien Anlagen AG (c) (e)	82	211
ING Groep NV (c)	332	2,454
Insurance Australia Group Ltd. (e)	183	522
Intesa Sanpaolo SpA	741	1,898
Investec Plc	41	279
Investor AB - Class B	39	636
Israel Discount Bank Ltd. (c)	41	69
Iyo Bank Ltd.	20	186
Jafco Co. Ltd.	2	51
Japan Prime Realty Investment Corp.	-	112
Japan Real Estate Investment Corp.	-	358
Japan Retail Fund Investment Corp.	-	164
Joyo Bank Ltd.	53	210
Julius Baer Group Ltd.	17	498
KBC Groep NV (c)	14	544
Keppel Land Ltd.	66	182
Kerry Properties Ltd.	64	274
K-Green Trust (c)	21	16
Kinnevik Investment AB	19	300
Klepierre	7	201
Land Securities Group Plc	64	528
Legal & General Group Plc	515	601
Lend Lease Corp. Ltd.	44	266
Liberty International Plc	42	193
Link Real Estate Investment Trust	195	483
Lloyds Banking Group Plc (c)	3,475	2,743
London Stock Exchange Group Plc	15	122
Macquarie Group Ltd. (e)	28	876
Man Group Plc	145	480
Mapfre SA (e)	60	163
Matsui Securities Co. Ltd. (e)	8	50
Mediobanca SpA (c)	38	285
Mediolanum SpA (e)	16	61
Mirvac Group (e)	280	306
Mitsubishi Estate Co. Ltd.	101	1,406
Mitsubishi UFJ Financial Group Inc.	1,100	4,994
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	156
Mitsui Fudosan Co. Ltd.	73	1,016
Mitsui Sumitomo Insurance Group Holdings Inc.	47	1,008
Mizrahi Tefahot Bank Ltd. (c)	9	67
Mizuho Financial Group Inc. (e)	1,197	1,964
Mizuho Securities Co. Ltd.	48	107
Mizuho Trust & Banking Co. Ltd. (c) (e)	121	104
Muenchener Rueckversicherungs AG	17	2,147
National Australia Bank Ltd. (e)	183	3,543
National Bank of Greece SA (c)	51	549
Nationale A Portefeuille	2	104
Natixis (c)	73	316
New World Development Ltd.	220	357
Nippon Building Fund Inc.	-	357
Nishi-Nippon City Bank Ltd.	55	158
NKSJ Holdings Inc. (c)	122	729
Nomura Holdings Inc.	307	1,675
Nomura Real Estate Holdings Inc.	8	104
Nomura Real Estate Office Fund Inc.	-	115
Nordea Bank AB	280	2,307
NTT Urban Development Corp.	-	88
Old Mutual Plc	455	696
ORIX Corp.	9	653
Oversea-Chinese Banking Corp. Ltd.	212	1,332
Pargesa Holding SA	2	161
Piraeus Bank SA (c)	25	106
Pohjola Bank Plc	13	137
Prudential plc (a)	220	1,658
QBE Insurance Group Ltd.	87	1,328
Raiffeisen International Bank Holding AG (c) (e)	5	185
Ratos AB - Class B	9	222
Resolution Ltd.	197	186
Resona Holdings Inc.	53	650
Royal Bank of Scotland Group Plc (c)	1,450	883
RSA Insurance Group Plc	296	525
Sampo Oyj	36	762
Sapporo Hokuyo Holdings Inc.	28	121
SBI Holdings Inc.	2	229
Schroders Plc	10	178
SCOR SE	15	279
Segro Plc	67	254
Senshu Ikeda Holdings Inc.	56	82
Seven Bank Ltd.	-	113
Shinsei Bank Ltd. (c) (e)	79	67
Shizuoka Bank Ltd.	53	462
Singapore Exchange Ltd. (e)	75	393
Sino Land Co.	143	255
Skandinaviska Enskilda Banken AB	119	632
Societe Generale - Class A	54	2,241
Sony Financial Holdings Inc.	-	234
Standard Chartered Plc	175	4,261
Standard Life Plc	194	501
Stockland	201	623
Sumitomo Mitsui Financial Group Inc.	116	3,289
Sumitomo Realty & Development Co. Ltd.	32	535
Sumitomo Trust & Banking Co. Ltd.	123	626
Sun Hung Kai Properties Ltd.	120	1,641
Suncorp-Metway Ltd.	109	731
Suruga Bank Ltd.	18	163
Svenska Handelsbanken - Class A	42	1,026
Swedbank AB (c)	62	570
Swire Pacific Ltd.	67	755
Swiss Life Holding AG (c)	3	244
Swiss Reinsurance	31	1,259
T&D Holdings Inc.	24	522
The Governor & Co. of the Bank of Ireland (c)	307	247
Tokio Marine Holdings Inc.	62	1,626
Tokyo Tatemono Co. Ltd.	31	96
Tokyu Land Corp.	38	133
TrygVesta AS	2	113
UBS AG (c)	314	4,166
Unibail-Rodamco SE	8	1,272
UniCredit SpA	1,334	2,950
Unione di Banche Italiane SCPA	54	462
United Overseas Bank Ltd.	104	1,447
UOL Group Ltd.	45	120
Vienna Insurance Group (e)	3	123
Westfield Group	190	1,932
Westpac Banking Corp.	257	4,532
Wharf Holdings Ltd.	116	561
Wheelock & Co. Ltd.	74	209
Wing Hang Bank Ltd.	9	89
Yamaguchi Financial Group Inc.	19	182
Zurich Financial Services AG	13	2,813
		184,037
HEALTH CARE - 8.9%
Actelion Ltd. (c)	9	318
Alfresa Holdings Corp.	3	159
Astellas Pharma Inc.	39	1,295
AstraZeneca Plc	125	5,913
Bayer AG	71	3,985
BioMerieux SA (e)	1	120
Celesio AG (e)	8	166
Chugai Pharmaceutical Co. Ltd.	19	333
Cie Generale d’Optique Essilor International SA	18	1,061
Cochlear Ltd.	5	309
Coloplast A/S	2	177
CSL Ltd. (e)	48	1,315
Daiichi Sankyo Co. Ltd.	59	1,050
Dainippon Sumitomo Pharma Co. Ltd.	15	114
Eisai Co. Ltd.	22	720
Elan Corp. Plc (c)	40	180
Fresenius Medical Care AG & Co. KGaA	17	918
Fresenius SE	2	154
Getinge AB - Class B	18	346
GlaxoSmithKline Plc	448	7,608
Grifols SA (e)	11	113
Hisamitsu Pharmaceutical Co. Inc. (e)	6	222
Ipsen SA	3	92
kyowa Hakko Kirin Co. Ltd.	21	196
Lonza Group AG	4	242
Medipal Holdings Corp.	12	143
Merck KGaA	5	394
Mitsubishi Tanabe Pharma Corp.	20	305
Nobel Biocare Holding AG	10	175
Novartis AG	182	8,824
Novo-Nordisk A/S - Class B	38	3,045
Olympus Corp.	18	436
Ono Pharmaceutical Co. Ltd.	7	288
Orion Oyj	7	132
Qiagen NV (c)	20	380
Roche Holding AG	61	8,344
Sanofi-Aventis SA	91	5,486
Santen Pharmaceutical Co. Ltd.	6	213
Shionogi & Co. Ltd.	26	539
Shire Plc	49	1,005
Smith & Nephew Plc	75	704
Sonic Healthcare Ltd.	30	260
Sonova Holding AG	4	490
Straumann Holding AG (e)	1	139
Suzuken Co. Ltd.	6	210
Synthes Inc.	5	601
Sysmex Corp.	3	148
Taisho Pharmaceutical Co. Ltd.	11	217
Takeda Pharmaceutical Co. Ltd.	65	2,788
Terumo Corp.	15	694
Teva Pharmaceutical Industries Ltd.	80	4,193
Tsumura & Co.	6	175
UCB SA	9	279
William Demant Holding AS (c)	2	138
		67,851
INDUSTRIALS - 11.9%
A P Moller - Maersk A/S Class A	-	373
A P Moller - Maersk A/S Class B	-	914
ABB Ltd. (c)	191	3,323
Abertis Infraestructuras SA	25	352
ACS Actividades de Construccion y Servicios SA (e)	12	441
Adecco SA (e)	11	518
Aeroports de Paris (e)	3	163
Aggreko Plc	23	483
Air France-KLM (c)	11	134
Alfa Laval AB (e)	29	383
All Nippon Airways Co. Ltd. (c)	75	238
Alstom SA (e)	17	787
Amada Co. Ltd.	33	217
Asahi Glass Co. Ltd.	85	798
Asciano Group (c) (e)	261	350
Assa Abloy AB	27	540
Atlantia SpA	22	397
Atlas Copco AB - Class A	58	844
Atlas Copco AB - Class B	32	427
Auckland International Airport Ltd.	86	110
BAE Systems Plc	303	1,408
Balfour Beatty Plc	54	193
Bouygues SA	20	778
Brambles Ltd.	122	554
Brisa-Auto Estradas de Portugal SA	13	81
British Airways Plc (c) (e)	53	153
Bunzl Plc	28	276
Bureau Veritas SA	4	208
Capita Group Plc	55	603
Cathay Pacific Airways Ltd.	96	190
Central Japan Railway Co.	-	1,090
Chiyoda Corp.	13	94
Cie de Saint-Gobain	33	1,225
Cintra Concesiones de Infraestructuras de Transporte SA (e)	36	231
Cobham Plc	100	317
ComfortDelgro Corp. Ltd.	147	152
Cosco Corp. Singapore Ltd. (e)	76	80
CSR Ltd. (e)	142	198
Dai Nippon Printing Co. Ltd. (e)	48	554
Daikin Industries Ltd.	20	601
Delek Group Ltd.	-	62
Deutsche Lufthansa AG (c)	18	253
Deutsche Post AG	73	1,060
Discount Investment Corp. Ltd.	2	34
DSV A/S	18	253
East Japan Railway Co.	29	1,930
Eiffage SA (e)	3	144
Elbit Systems Ltd.	2	89
European Aeronautic Defence & Space Co. NV (c)	36	729
Experian Plc	88	768
Fanuc Ltd.	16	1,852
Finmeccanica SpA	35	366
Firstgroup Plc	43	233
Fomento de Construcciones y Contratas SA (e)	3	58
Fraport AG Frankfurt Airport Services Worldwide	3	129
Fraser and Neave Ltd.	88	320
Fuji Electric Holdings Co. Ltd.	51	147
Furukawa Electric Co. Ltd.	56	244
G4S Plc	125	494
Gamesa Corp. Tecnologica SA (c)	19	159
GEA Group AG	15	296
Geberit AG (e)	3	534
Groupe Eurotunnel SA (c)	40	268
GS Yuasa Corp. (e)	30	196
Hankyu Hanshin Holdings Inc.	95	420
Hino Motors Ltd.	19	94
Hitachi Construction Machinery Co. Ltd. (e)	9	164
Hochtief AG	4	247
Hutchison Whampoa Ltd.	183	1,126
Iberia Lineas Aereas de Espana (c)	47	131
IHI Corp.	106	169
Invensys Plc	70	249
ITOCHU Corp.	129	1,008
Japan Steel Works Ltd.	27	237
JGC Corp.	18	273
JS Group Corp.	22	418
JTEKT Corp.	17	159
Kajima Corp.	72	163
Kamigumi Co. Ltd.	23	176
Kawasaki Heavy Industries Ltd.	119	289
Kawasaki Kisen Kaisha Ltd. (c)	56	228
Keihin Electric Express Railway Co. Ltd.	42	371
Keio Corp.	50	323
Keisei Electric Railway Co. Ltd.	24	134
Keppel Corp. Ltd.	107	646
Kinden Corp.	10	85
Kintetsu Corp. (e)	135	412
Komatsu Ltd.	81	1,460
Kone Oyj	14	541
Koninklijke Boskalis Westminster NV	6	219
Koninklijke Philips Electronics NV	84	2,514
Koninklijke Vopak NV	6	234
Kubota Corp.	101	775
Kuehne & Nagel International AG	5	484
Kurita Water Industries Ltd.	9	249
Legrand SA	11	321
Leighton Holdings Ltd.	11	275
Macquarie Airports	55	124
Macquarie Infrastructure Group	181	158
Man AG	9	733
Marubeni Corp.	139	713
Metso Oyj	11	364
Minebea Co. Ltd.	29	161
Mitsubishi Corp.	117	2,430
Mitsubishi Electric Corp.	165	1,288
Mitsubishi Heavy Industries Ltd.	265	914
Mitsubishi Logistics Corp.	9	100
Mitsui & Co. Ltd.	148	1,729
Mitsui Engineering & Shipbuilding Co. Ltd. (e)	65	131
Mitsui OSK Lines Ltd.	99	655
MTR Corp. (e)	125	426
Neptune Orient Lines Ltd. (c)	66	93
NGK Insulators Ltd.	21	327
Nippon Express Co. Ltd.	75	338
Nippon Sheet Glass Co. Ltd.	53	130
Nippon Yusen KK	130	474
Nissha Printing Co. Ltd. (e)	2	56
Noble Group Ltd.	255	308
NSK Ltd.	38	264
NTN Corp.	39	160
NWS Holdings Ltd.	76	137
Obayashi Corp.	54	214
Odakyu Electric Railway Co. Ltd.	55	472
Orient Overseas International Ltd. (c)	18	131
Orkla ASA	65	418
Ormat Industries Ltd.	5	37
Panasonic Electric Works Co. Ltd.	33	324
Prysmian SPA	17	240
Qantas Airways Ltd. (c)	87	159
Randstad Holding NV (c)	10	385
Renewable Energy Corp. AS (c) (e)	49	116
Rolls-Royce Group Plc (c)	161	1,345
Ryanair Holdings Plc (c)	2	8
Safran SA	14	394
Sandvik AB	88	1,072
Scania AB	27	406
Schindler Holding AG	2	151
Schneider Electric SA (virt-x)	20	2,070
Secom Co. Ltd.	18	804
Securitas AB - Class B	27	247
SembCorp Industries Ltd.	88	254
SembCorp Marine Ltd. (e)	65	179
Serco Group Plc	42	366
SGS SA	-	640
Shimizu Corp.	49	167
Siemens AG	71	6,367
Singapore Airlines Ltd.	44	460
Singapore Technologies Engineering Ltd.	136	318
Skanska AB (e)	35	509
SKF AB - Class B	33	590
SMC Corp.	5	629
Smiths Group Plc	33	525
Societe BIC SA	2	170
Sojitz Corp.	100	156
Sumitomo Corp.	98	981
Sumitomo Electric Industries Ltd.	65	758
Sumitomo Heavy Industries Ltd.	50	293
Taisei Corp.	96	192
Thales SA	7	230
THK Co. Ltd.	10	211
TNT NV	32	803
Tobu Railway Co. Ltd. (e)	70	377
Tokyu Corp.	97	395
Toll Holdings Ltd. (e)	54	245
Tomkins Plc	77	258
Toppan Printing Co. Ltd.	47	372
TOTO Ltd.	26	173
Toyota Tsusho Corp.	17	244
Transurban Group (e)	113	401
Ushio Inc.	10	157
Vallourec SA (e)	5	790
Vestas Wind Systems A/S (c)	18	742
Vinci SA	38	1,569
Volvo AB - Class B (c)	93	1,032
Wartsila Oyj (e)	7	335
West Japan Railway Co.	-	516
Wolseley Plc (c)	25	497
Yamato Holdings Co. Ltd.	35	457
Yangzijiang Shipbuilding Holdings Ltd. (e)	139	133
Zardoya Otis SA	11	146
		90,833
INFORMATION TECHNOLOGY - 5.2%
Advantest Corp.	13	280
Alcatel-Lucent (c)	196	498
ARM Holdings Plc	116	480
ASM Pacific Technology Ltd.	18	139
ASML Holding NV	37	1,017
Atos Origin SA (c)	4	152
Autonomy Corp. Plc (c)	19	521
Brother Industries Ltd.	22	226
Canon Inc.	98	3,652
Cap Gemini SA (e)	13	566
Citizen Holdings Co. Ltd.	21	130
Computershare Ltd.	39	343
Dassault Systemes SA (e)	5	304
Elpida Memory Inc. (c)	16	240
Foxconn International Holdings Ltd. (c) (e)	161	104
FUJIFILM Holdings Corp.	40	1,144
Fujitsu Ltd.	162	1,013
Hirose Electric Co. Ltd.	3	266
Hitachi High-Technologies Corp.	5	97
Hitachi Ltd. (c)	393	1,427
Hoya Corp.	38	811
Ibiden Co. Ltd.	11	302
Indra Sistemas SA (e)	8	132
Infineon Technologies AG (c)	92	534
Itochu Techno-Solutions Corp.	2	77
Keyence Corp.	4	810
Konami Corp.	8	130
Konica Minolta Holdings Inc.	39	380
Kyocera Corp.	14	1,125
Logitech International SA (c) (e)	15	204
Mabuchi Motor Co. Ltd.	2	105
Mitsumi Electric Co. Ltd.	7	114
Murata Manufacturing Co. Ltd.	17	815
NEC Corp.	221	574
Neopost SA (e)	3	191
NICE Systems Ltd. (c)	6	150
Nidec Corp.	10	795
Nintendo Co. Ltd.	9	2,525
Nippon Electric Glass Co. Ltd.	30	344
Nokia Oyj	324	2,642
Nomura Research Institute Ltd.	8	178
NTT Data Corp.	-	399
Obic Co. Ltd.	1	114
Omron Corp.	18	388
Oracle Corp. Japan	3	162
Otsuka Corp.	1	89
Ricoh Co. Ltd.	59	752
Rohm Co. Ltd.	8	486
Sage Group Plc	112	385
SAP AG	74	3,298
Seiko Epson Corp.	11	145
Shimadzu Corp.	20	151
Shinko Electric Industries Co. Ltd.	6	79
Square Enix Holdings Co. Ltd.	6	111
STMicroelectronics NV	58	459
Sumco Corp. (c)	10	157
TDK Corp.	11	591
Telefonaktiebolaget LM Ericsson - Class B	261	2,891
Tokyo Electron Ltd.	15	808
Toshiba Corp. (c)	343	1,699
Trend Micro Inc.	9	245
United Internet AG	11	119
Yahoo! Japan Corp.	1	480
Yaskawa Electric Corp.	19	140
Yokogawa Electric Corp.	18	108
		39,793
MATERIALS - 9.9%
Acerinox SA (e)	9	134
Air Liquide	24	2,465
Air Water Inc.	14	153
Akzo Nobel NV	20	1,049
Alumina Ltd. (e)	219	278
Amcor Ltd.	107	573
Anglo American Plc (c)	114	3,964
Antofagasta Plc	33	389
ArcelorMittal (e)	74	1,996
Asahi Kasei Corp.	109	569
BASF SE	79	4,345
BHP Billiton Ltd.	290	9,008
BHP Billiton Plc	191	4,942
BlueScope Steel Ltd. (c)	148	257
Boliden AB	25	272
Boral Ltd.	55	221
Cimpor Cimentos de Portugal SGPS SA	17	98
CRH Plc	60	1,237
Daicel Chemical Industries Ltd.	22	148
Daido Steel Co. Ltd.	22	94
Denki Kagaku Kogyo K K	39	182
Dowa Holdings Co. Ltd.	24	115
Eramet (e)	-	97
Eurasian Natural Resources Corp.	21	273
Fletcher Building Ltd.	51	272
Fortescue Metals Group Ltd. (c) (e)	105	356
Fresnillo Plc	15	223
Givaudan SA	1	550
HeidelbergCement AG	12	562
Hitachi Chemical Co. Ltd.	9	172
Hitachi Metals Ltd.	13	132
Holcim Ltd.	21	1,404
Holmen AB	5	119
Imerys SA	3	157
Incitec Pivot Ltd.	134	303
Israel Chemicals Ltd.	39	410
Israel Corp. Ltd. (c)	-	109
James Hardie Industries SE (c)	38	199
JFE Holdings Inc.	40	1,240
Johnson Matthey Plc	18	405
JSR Corp.	16	265
K+S AG	12	565
Kaneka Corp.	25	145
Kansai Paint Co. Ltd.	17	146
Kazakhmys Plc	19	276
Kobe Steel Ltd.	207	394
Koninklijke DSM NV	13	519
Kuraray Co. Ltd.	29	334
Lafarge SA (e)	17	933
Linde AG	15	1,541
Lonmin Plc (c)	13	276
MacArthur Coal Ltd.	10	96
Makhteshim-Agan Industries Ltd.	18	60
Maruichi Steel Tube Ltd.	3	65
Mitsubishi Chemical Holdings Corp.	100	456
Mitsubishi Gas Chemical Co. Inc.	35	170
Mitsubishi Materials Corp. (c)	97	258
Mitsui Chemicals Inc.	71	198
Mitsui Mining & Smelting Co. Ltd.	46	121
Newcrest Mining Ltd. (e)	41	1,209
Nippon Paper Group Inc.	8	230
Nippon Steel Corp.	436	1,441
Nissan Chemical Industries Ltd.	11	123
Nisshin Steel Co. Ltd.	62	99
Nitto Denko Corp.	14	459
Norsk Hydro ASA (e)	57	256
Novozymes A/S	4	429
OJI Paper Co. Ltd.	75	368
OneSteel Ltd.	111	274
Orica Ltd.	30	637
Outokumpu Oyj	12	180
OZ Minerals Ltd. (c)	263	208
Randgold Resources Ltd.	8	750
Rautaruukki Oyj (e)	6	91
Rexam Plc	71	321
Rio Tinto Ltd. (e)	38	2,076
Rio Tinto Plc	125	5,493
Salzgitter AG	4	229
Shin-Etsu Chemical Co. Ltd.	35	1,627
Showa Denko KK	131	237
Sika AG	-	324
Sims Metal Management Ltd. (e)	14	193
Solvay SA	5	419
SSAB Svenskt Stal AB - Class A (e)	16	210
SSAB Svenskt Stal AB - Class B	8	94
Stora Enso Oyj - Class R (e)	49	351
Sumitomo Chemical Co. Ltd.	139	538
Sumitomo Metal Industries Ltd.	283	640
Sumitomo Metal Mining Co. Ltd.	45	561
Svenska Cellulosa AB	48	566
Syngenta AG	8	1,865
Taiheiyo Cement Corp. (c)	73	92
Taiyo Nippon Sanso Corp.	22	175
Teijin Ltd.	77	229
ThyssenKrupp AG	28	694
Tokuyama Corp.	26	114
Tokyo Steel Manufacturing Co. Ltd.	7	83
Toray Industries Inc.	127	609
Tosoh Corp.	50	129
Toyo Seikan Kaisha Ltd.	13	188
Ube Industries Ltd.	84	199
Umicore	10	289
UPM-Kymmene Oyj	46	605
Vedanta Resources Plc	10	324
Voestalpine AG (e)	10	266
Wacker Chemie AG (e)	1	184
Xstrata Plc	178	2,332
Yamato Kogyo Co. Ltd.	4	99
Yara International ASA	16	461
		75,860
TELECOMMUNICATION SERVICES - 5.5%
Belgacom SA	13	406
Bezeq Israeli Telecommunication Corp. Ltd.	155	338
BT Group Plc	664	1,281
Cable & Wireless Worldwide Plc	228	295
Cellcom Israel Ltd.	4	93
Deutsche Telekom AG	245	2,902
Elisa Oyj (c)	11	185
France Telecom SA (e)	160	2,783
Hellenic Telecommunications Organization SA	19	143
Iliad SA (e)	1	111
Inmarsat Plc	38	404
KDDI Corp.	-	1,192
Koninklijke KPN NV	141	1,801
Millicom International Cellular SA - SDR	7	544
Mobistar SA	3	146
Nippon Telegraph & Telephone Corp.	45	1,837
NTT DoCoMo Inc.	1	1,987
Partner Communications Co. Ltd.	6	99
PCCW Ltd.	321	94
Portugal Telecom SGPS SA (e)	49	493
Singapore Telecommunications Ltd.	682	1,473
SoftBank Corp.	70	1,867
StarHub Ltd.	45	72
Swisscom AG	2	683
Tele2 AB	26	386
Telecom Corp. of New Zealand Ltd.	167	215
Telecom Italia SpA	792	875
Telefonica SA	355	6,568
Telekom Austria AG	30	329
Telenor ASA	72	912
TeliaSonera AB	192	1,234
Telstra Corp. Ltd.	380	1,034
Vodafone Group Plc	4,540	9,353
		42,135
UTILITIES - 5.4%
A2A SpA (e)	92	125
Acciona SA (e)	2	159
AGL Energy Ltd.	39	479
Centrica Plc	438	1,932
Cheung Kong Infrastructure Holdings Ltd.	36	133
Chubu Electric Power Co. Inc.	57	1,407
Chugoku Electric Power Co. Inc. (e)	26	540
CLP Holdings Ltd.	167	1,212
Contact Energy Ltd. (c)	25	96
E.ON AG	156	4,196
EDP Renovaveis SA (c)	17	99
Electric Power Development Co. Ltd.	10	311
Electricite de France SA	23	860
Enagas SA (e)	15	232
Enel SpA	570	2,413
Energias de Portugal SA	144	430
Fortum Oyj	39	852
Gas Natural SDG SA (e)	19	270
GDF Suez	108	3,060
Hokkaido Electric Power Co. Inc.	16	351
Hokuriku Electric Power Co.	16	344
Hong Kong & China Gas Co. Ltd.	371	917
Hongkong Electric Holdings Ltd.	117	697
Iberdrola Renovables SA	71	223
Iberdrola SA	341	1,916
International Power Plc	134	598
Kansai Electric Power Co. Inc.	66	1,602
Kyushu Electric Power Co. Inc.	33	736
National Grid Plc	300	2,190
Osaka Gas Co. Ltd.	164	592
Public Power Corp. SA	10	148
Red Electrica Corp. SA	9	321
RWE AG	36	2,377
Scottish & Southern Energy Plc	79	1,316
Severn Trent Plc	20	372
Shikoku Electric Power Co. Inc.	16	446
Snam Rete Gas SpA	126	503
SP AusNet	110	71
Suez Environnement SA	22	368
Terna Rete Elettrica Nazionale SpA (e)	111	398
Toho Gas Co. Ltd.	40	213
Tohoku Electric Power Co. Inc.	37	792
Tokyo Electric Power Co. Inc.	105	2,866
Tokyo Gas Co. Ltd.	224	1,022
United Utilities Group Plc	58	452
Veolia Environnement	29	690
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (e)	6	188
		41,515

Total Common Stocks (cost $891,109)		751,316

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Bayerische Motoren Werke AG	5	158
Porsche Automobil Holding SE	7	302
Volkswagen AG	15	1,281
		1,741
CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	15	731
Lindt & Spruengli AG (e)	-	163
		894
HEALTH CARE - 0.1%
Fresenius SE	7	461

INDUSTRIALS - 0.0%
Schindler Holding AG	4	353

TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RSP (e)	510	465

UTILITIES - 0.0%
RWE AG	3	192

Total Preferred Stocks (cost $4,702)		4,106

RIGHTS - 0.0%
Norsk Hydro ASA (c)	-	-

Total Rights (cost $0)		-

WARRANTS - 0.0%
Henderson Land Development Co. Ltd., 06/01/11 (c)	18	3

Total Warrants (cost $0)		3

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$1,711	73

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,711)		73

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.06% (a) (h)	21,141	21,141

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	33,872	33,872
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	6,992	6,992
		40,864
U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.11%, 09/09/10 (m)	$665	665

Total Short Term Investments (cost $62,670)		62,670

Total Investments - 106.8% (cost $960,192)		818,168
Other Assets and Liabilities, Net - (6.8%)		(52,162)
Total Net Assets - 100%		$766,006

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 15.1%
Bed Bath & Beyond Inc. (c)	116	$4,301
Cablevision Systems Corp. - Class A	339	8,144
CarMax Inc. (c)	435	8,656
Chipotle Mexican Grill Inc. - Class A (c)	80	10,945
Choice Hotels International Inc.	130	3,927
Coach Inc.	183	6,689
Discovery Communications Inc. - Class A (c)	182	6,499
Discovery Communications Inc. - Class C (c)	198	6,124
Dollar General Corp. (c)	351	9,670
Education Management Corp. (c) (e)	87	1,327
Expedia Inc.	590	11,080
Gaylord Entertainment Co. (c) (e)	152	3,358
Lamar Advertising Co. (c) (e)	370	9,072
Liberty Media - Starz (c)	89	4,614
Liberty Media Corp. - Interactive (c)	512	5,376
Madison Square Garden Inc. - Class A (c)	74	1,456
Marriott International Inc. - Class A	437	13,084
O’Reilly Automotive Inc. (c)	189	8,989
Panera Bread Co. - Class A (c)	47	3,539
Starbucks Corp.	179	4,350
Tim Hortons Inc.	131	4,192
Wynn Resorts Ltd.	72	5,491
		140,883
CONSUMER STAPLES - 1.8%
Shoppers Drug Mart Corp.	263	8,133
Whole Foods Market Inc. (c)	237	8,537
		16,670
ENERGY - 6.0%
Atlas Energy Inc. (c)	166	4,494
Cameron International Corp. (c)	116	3,772
Consol Energy Inc.	277	9,352
Continental Resources Inc. (c)	58	2,588
FMC Technologies Inc. (c)	147	7,741
Peabody Energy Corp.	150	5,870
Range Resources Corp.	176	7,066
SM Energy Co.	71	2,851
Trican Well Service Ltd.	354	4,532
Ultra Petroleum Corp. (c)	187	8,275
		56,541
FINANCIALS - 10.0%
AON Corp.	205	7,610
CBOE Holdings Inc. (c) (e)	103	3,353
Eaton Vance Corp. (e)	206	5,688
Fifth Third Bancorp	471	5,789
Interactive Brokers Group Inc. (c)	218	3,619
IntercontinentalExchange Inc. (c)	61	6,895
Janus Capital Group Inc.	372	3,303
KeyCorp	347	2,668
Marshall & Ilsley Corp.	575	4,128
MSCI Inc. (c)	286	7,836
NYSE Euronext	239	6,604
Popular Inc. (c)	1,201	3,219
Principal Financial Group Inc.	233	5,462
Raymond James Financial Inc.	156	3,852
St. Joe Co. (c) (e)	91	2,108
SunTrust Banks Inc.	144	3,355
TCF Financial Corp.	349	5,797
TD Ameritrade Holding Corp. (c)	369	5,646
WR Berkley Corp.	235	6,218
		93,150
HEALTH CARE - 16.1%
Alexion Pharmaceuticals Inc. (c)	78	3,993
BioMarin Pharmaceutical Inc. (c)	154	2,920
Bruker Corp. (c)	129	1,574
CareFusion Corp. (c)	382	8,671
Cephalon Inc. (c)	176	9,988
Cerner Corp. (c) (e)	36	2,732
Community Health Systems Inc. (c)	151	5,105
Covance Inc. (c)	145	7,441
CR Bard Inc.	119	9,226
Dentsply International Inc. (e)	241	7,208
Edwards Lifesciences Corp. (c)	240	13,445
Elan Corp. Plc - ADR (c)	390	1,755
Henry Schein Inc. (c)	176	9,662
Human Genome Sciences Inc. (c)	291	6,594
Humana Inc. (c)	89	4,065
Idexx Laboratories Inc. (c) (e)	81	4,933
Illumina Inc. (c) (e)	189	8,227
Millipore Corp. (c)	54	5,759
Perrigo Co.	74	4,342
Qiagen NV (c) (e)	351	6,746
Regeneron Pharmaceuticals Inc. (c)	124	2,768
Theravance Inc. (c)	137	1,722
Valeant Pharmaceutical International (c)	136	7,111
Vertex Pharmaceuticals Inc. (c) (e)	177	5,823
Waters Corp. (c)	131	8,476
		150,286
INDUSTRIALS - 18.1%
A123 Systems Inc. (c) (e)	116	1,094
Alliant Techsystems Inc. (c)	52	3,227
AMETEK Inc.	337	13,531
Danaher Corp.	58	2,153
Fastenal Co.	231	11,594
First Solar Inc. (c) (e)	35	3,984
Foster Wheeler AG (c)	115	2,422
Gardner Denver Inc.	155	6,911
Goodrich Corp.	88	5,830
Harsco Corp.	145	3,408
Hertz Global Holdings Inc. (c)	811	7,672
IDEX Corp.	264	7,542
IHS Inc. (c) (e)	205	11,976
Manpower Inc.	128	5,527
McDermott International Inc. (c)	651	14,101
MSC Industrial Direct Co. - Class A	101	5,117
Quanta Services Inc. (c)	598	12,349
Robert Half International Inc.	336	7,913
Rockwell Collins Inc.	180	9,563
Roper Industries Inc.	208	11,640
Southwest Airlines Co.	92	1,022
Stericycle Inc. (c)	51	3,345
Textron Inc.	303	5,142
UTi Worldwide Inc.	302	3,739
Verisk Analytics Inc. (c)	92	2,751
WABCO Holdings Inc. (c)	180	5,666
		169,219
INFORMATION TECHNOLOGY - 23.2%
Akamai Technologies Inc. (c)	198	8,033
Altera Corp.	400	9,924
Autodesk Inc. (c)	115	2,801
Cree Inc. (c)	72	4,322
Dolby Laboratories Inc. - Class A (c) (e)	181	11,347
Electronic Arts Inc. (c)	351	5,054
Factset Research Systems Inc.	120	8,039
Fiserv Inc. (c)	236	10,776
FLIR Systems Inc. (c) (e)	310	9,018
Global Payments Inc.	305	11,145
Intersil Corp.	276	3,342
JDS Uniphase Corp. (c)	998	9,820
Juniper Networks Inc. (c)	485	11,068
Marvell Technology Group Ltd. (c)	297	4,681
McAfee Inc. (c)	242	7,434
MEMC Electronic Materials Inc. (c)	492	4,861
Microchip Technology Inc. (e)	278	7,712
Micros Systems Inc. (c) (e)	202	6,438
National Semiconductor Corp.	352	4,738
Nuance Communications Inc. (c)	353	5,277
Nvidia Corp. (c)	290	2,961
PMC - Sierra Inc. (c)	277	2,083
Red Hat Inc. (c)	353	10,216
Rovi Corp. (c)	209	7,923
Silicon Laboratories Inc. (c)	77	3,123
Solera Holdings Inc.	240	8,688
Trimble Navigation Ltd. (c)	251	7,028
Varian Semiconductor Equipment Associates Inc. (c)	183	5,245
VeriSign Inc. (c)	194	5,151
Western Union Co.	662	9,870
Xilinx Inc.	336	8,487
		216,605
MATERIALS - 2.0%
Agnico-Eagle Mines Ltd.	202	12,278
Franco-Nevada Corp.	195	5,934
		18,212
TELECOMMUNICATION SERVICES - 1.0%
American Tower Corp. (c)	183	8,144
Leap Wireless International Inc. (c)	98	1,271
		9,415
UTILITIES - 1.2%
Calpine Corp. (c)	891	11,332

Total Common Stocks (cost $823,238)		882,313

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$2,339	99

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,339)		99

SHORT TERM INVESTMENTS - 11.4%
Mutual Funds - 5.8%
JNL Money Market Fund, 0.06% (a) (h)	3,978	3,978
T. Rowe Price Reserves Investment Fund, 0.30% (a) (h)	50,012	50,012
		53,990
Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC,
0.34% (a) (h)	31,304	31,304
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	20,784	20,784
		52,088

Total Short Term Investments (cost $106,078)		106,078

Total Investments - 105.9% (cost $931,655)		988,490
Other Assets and Liabilities, Net - (5.9%)		(55,141)
Total Net Assets - 100%		$933,349

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 13.8%
Bed Bath & Beyond Inc. (c)	125	$4,624
Cablevision Systems Corp. - Class A	467	11,203
Comcast Corp. - Special Class A	252	4,134
Discovery Communications Inc. - Class C (c)	350	10,829
Fortune Brands Inc.	181	7,095
H&R Block Inc.	351	5,513
Harley-Davidson Inc. (e)	189	4,206
Home Depot Inc.	376	10,560
International Game Technology (e)	262	4,106
Kohl’s Corp. (c)	175	8,317
Liberty Media - Starz (c)	27	1,411
Liberty Media Corp. - Capital (c)	216	9,036
Madison Square Garden Inc. - Class A (c)	128	2,521
MGM Mirage (c) (e)	456	4,397
Newell Rubbermaid Inc.	249	3,640
Sherwin-Williams Co.	35	2,449
Time Warner Cable Inc.	191	9,942
Time Warner Inc.	332	9,587
		113,570
CONSUMER STAPLES - 4.9%
Altria Group Inc.	209	4,186
Avon Products Inc.	170	4,500
Kimberly-Clark Corp.	131	7,943
Kraft Foods Inc. - Class A	72	2,010
Kroger Co.	139	2,739
Philip Morris International Inc.	177	8,114
Procter & Gamble Co.	73	4,367
Wal-Mart Stores Inc.	129	6,182
		40,041
ENERGY - 14.7%
Baker Hughes Inc. (e)	275	11,452
Chevron Corp.	223	15,140
ConocoPhillips	74	3,652
Consol Energy Inc.	163	5,510
El Paso Corp.	278	3,089
Exxon Mobil Corp.	122	6,968
Hess Corp.	79	3,985
Murphy Oil Corp.	201	9,945
Nexen Inc.	327	6,428
Peabody Energy Corp.	121	4,723
Royal Dutch Shell Plc - ADR	216	10,858
Schlumberger Ltd.	170	9,402
Spectra Energy Corp.	607	12,178
StatoilHydro ASA	258	4,976
StatoilHydro ASA - ADR (e)	67	1,283
Sunoco Inc.	201	7,003
Total SA - ADR	92	4,089
		120,681
FINANCIALS - 22.6%
AFLAC Inc.	80	3,405
American Express Co.	272	10,806
Ameriprise Financial Inc.	211	7,620
AON Corp.	253	9,377
Bank of America Corp.	1,416	20,345
CIT Group Inc. (c)	189	6,389
Citigroup Inc. (c)	1,532	5,761
Fifth Third Bancorp	132	1,622
First Horizon National Corp. (c)	605	6,931
Goldman Sachs Group Inc.	32	4,174
JPMorgan Chase & Co.	498	18,217
KeyCorp	1,058	8,138
Lazard Ltd. - Class A	263	7,025
Marsh & McLennan Cos. Inc.	247	5,570
Moody’s Corp. (e)	326	6,490
Morgan Stanley	338	7,845
NYSE Euronext	204	5,628
PNC Financial Services Group Inc.	86	4,842
SLM Corp. (c)	720	7,476
St. Joe Co. (c) (e)	351	8,118
State Street Corp.	138	4,677
SunTrust Banks Inc.	194	4,517
U.S. Bancorp	260	5,807
Wells Fargo & Co.	479	12,255
Willis Group Holdings Plc	90	2,708
		185,743
HEALTH CARE - 9.2%
Amgen Inc. (c)	155	8,148
Cardinal Health Inc.	74	2,501
CareFusion Corp. (c)	242	5,500
CIGNA Corp.	216	6,721
Covidien Plc	202	8,096
Johnson & Johnson	163	9,603
Medtronic Inc.	138	4,987
Merck & Co. Inc.	241	8,410
Pfizer Inc.	1,203	17,159
WellPoint Inc. (c)	86	4,198
		75,323
INDUSTRIALS - 10.8%
3M Co.	94	7,417
Deere & Co.	26	1,464
Fluor Corp.	134	5,674
General Electric Co.	1,018	14,685
Honeywell International Inc.	195	7,591
Illinois Tool Works Inc.	175	7,212
Lockheed Martin Corp.	32	2,362
Raytheon Co.	119	5,734
Republic Services Inc. - Class A	244	7,251
Southwest Airlines Co.	1,106	12,285
Tyco International Ltd.	229	8,071
Union Pacific Corp.	76	5,297
Waste Management Inc.	125	3,918
		88,961
INFORMATION TECHNOLOGY - 8.6%
Analog Devices Inc.	213	5,945
Applied Materials Inc.	495	5,950
Dell Inc. (c)	499	6,014
Electronic Arts Inc. (c)	195	2,804
International Business Machines Corp.	90	11,126
Microsoft Corp.	554	12,738
Texas Instruments Inc.	415	9,657
Tyco Electronics Ltd.	316	8,025
Western Union Co.	555	8,268
		70,527
MATERIALS - 3.5%
Anglo American Plc (c)	45	1,575
EI Du Pont de Nemours & Co.	39	1,349
International Paper Co.	348	7,882
MeadWestvaco Corp.	182	4,040
United States Steel Corp. (e)	100	3,855
Weyerhaeuser Co.	288	10,131
		28,832
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	483	11,674
CenturyTel Inc.	128	4,247
Qwest Communications International Inc.	242	1,268
Sprint Nextel Corp. (c) (e)	1,350	5,725
Vodafone Group Plc	1,217	2,507
		25,421
UTILITIES - 4.8%
AES Corp. (c)	743	6,862
CenterPoint Energy Inc.	480	6,319
Entergy Corp.	131	9,346
NiSource Inc.	243	3,519
NRG Energy Inc. (c)	377	7,990
PPL Corp.	226	5,626
		39,662

Total Common Stocks (cost $846,793)		788,761

PREFERRED STOCKS - 1.2%
FINANCIALS - 1.1%
Citigroup Inc. 7.50%, 12/15/12	34	3,853
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (p)	40	5,007
		8,860
UTILITIES - 0.1%
PPL Corp., Convertible Preferred, 9.50%, 07/01/13	27	1,383

Total Preferred Stocks (cost $7,830)		10,243

INVESTMENT FUNDS - 0.6%
T. Rowe Price Institutional Floating Rate Fund (a)	469	4,653

Total Investment Funds (cost $4,163)		4,653

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$1,103	47

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,103)		47

CORPORATE BONDS AND NOTES - 0.4%
CONSUMER DISCRETIONARY - 0.3%
International Game Technology, 3.25%, 05/01/14 (e)	1,007	1,103
Newell Rubbermaid Inc., 5.50%, 03/15/14	861	1,564
		2,667
MATERIALS - 0.1%
United States Steel Corp. 4.00%, 05/15/14	327	456

Total Corporate Bonds and Notes (cost $2,367)		3,123

SHORT TERM INVESTMENTS - 4.9%
Mutual Funds - 2.4%
JNL Money Market Fund, 0.06% (a) (h)	2,777	2,777
T. Rowe Price Reserves Investment Fund, 0.30% (a) (h)	16,760	16,760
		19,537
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, ,
0.34% (a) (h)	14,045	14,045
Securities Lending Liquidating Fund LLC, 0.53% (a) (h)	6,481	6,481
		20,526

Total Short Term Investments (cost $40,063)		40,063

Total Investments - 103.1% (cost $902,319)		846,890
Other Assets and Liabilities, Net - (3.1%)		(25,145)
Total Net Assets - 100%		$821,745

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (in thousands)
June 30, 2010

(a) Investment in affiliate.
(b)		The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2010, the percentage of shares outstanding held by each
Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.
(c)	Non-income producing security.
(d)		Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)		Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees ("Board"). Good faith fair valued securities may be classified as Level 2 or
Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurements and Disclosures" based on the applicable valuation inputs. See FASB ASC Topic 820 "Fair Value Measurements and Disclosures" in these Notes to the Schedules of Investments.
(g)		Investment purchased on a delayed delivery basis. As of June 30, 2010, the total cost of investments purchased on a delayed delivery basis was as follows: JNL/Goldman Sachs Core
Plus Bond Fund $26,843; JNL/Mellon Capital Management Bond Index Fund $40,792; JNL/PIMCO Real Return Fund $1,019,331; JNL/PIMCO Total Return Bond Fund $310,798;
and JNL/Select Balanced Fund $43,069.
(h)		Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2010.
(i)	Variable rate security. Rate stated was in effect as of June 30, 2010.
(j)		Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)		Security is a "step-up" bond where the coupon may increase or step-up at a future date. Rate stated was the coupon as of June 30, 2010.
(l)		The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)		All or a portion of the securities or cash is collateral pledged for futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities. See Pledged or Segregated Collateral table in these Notes to the Schedules of Investments.
(n)		Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(o)		The Fund had an unfunded loan commitment relating to this security at June 30, 2010. See Unfunded Loan Commitments table on page 102 and Note 3 in the Notes to the Financial
Statements.
(p)		Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)		Par amounts are listed in United States Dollars unless otherwise noted.
(r)		Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(s)		Restricted as to public resale or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities Note in these Notes to the Schedules of Investments. .
(t)		Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser and Fund deemed this security to be liquid based on procedures approved by the Board. As of June 30, 2010, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/Credit Suisse Commodity Securities Fund, $40,577; JNL/Franklin Templeton Income Fund, $141,177;
JNL/Goldman Sachs Core Plus Bond Fund, $80,383; JNL/JPMorgan U.S. Government & Quality Bond Fund, $4,852; JNL/Lazard Emerging Markets Fund, $136; JNL/Mellon Capital
Management Bond Index Fund, $3,301; JNL/PIMCO Real Return Fund, $191,057; JNL/PIMCO Total Return Bond Fund, $252,973; JNL/PPM America High Yield Bond Fund, $216,906;
JNL/Select Balanced Fund, $15,096; JNL/Select Money Market Fund, $7,800; and JNL/T. Rowe Price Short-Term Bond Fund, $105,952.
(u)		Illiquid security. At June 30, 2010, the aggregate value of illiquid securities and percentage of net assets were as follows: JNL/AIM Global Real Estate Fund, $46 - 0.0%; JNL/Capital
Guardian Global Balanced Fund, $8,976 - 3.1%; JNL/Capital Guardian Global Diversified Research Fund, $10,845 - 3.2%; JNL/Franklin Templeton Global Growth Fund, $5,464 - 1.5%,
JNL/Franklin Templeton Income Fund, $22,811 - 2.8%; JNL/Franklin Templeton Mutual Shares Fund, $22,181- 4.8%; JNL/Goldman Sachs Core Plus Bond Fund, $24,582 - 2.6%;
JNL/Goldman Sachs Emerging Markets Debt Fund, $844 - 0.2%; JNL/Ivy Asset Strategy Fund, $7,288 - 1.3%; JNL/JPMorgan MidCap Growth Fund, $533 - 0.3%; JNL/JPMorgan U.S.
Government & Quality Bond Fund, $6,190 - 0.7%; JNL/Lazard Mid Cap Equity Fund, $1,037 - 0.7%; JNL/M&G Global Basics Fund, $8,268 - 7.0%; JNL/Mellon Capital Management
International Index Fund, $73 - 0.0%; JNL/PIMCO Real Return Fund, $37,887 - 2.5%; JNL/PIMCO Total Return Bond Fund, $44,004 - 1.5% JNL/PPM America High Yield Bond Fund,
$13,100 - 2.0%; and JNL/T. Rowe Price Short-Term Bond Fund, $4,276 - 0.6%. At June 30, 2010, the only illiquid security held by some Funds was Sigma Finance, Inc. For Funds not listed in detail, the value of Sigma Finance, Inc. as a percentage of net assets was less than 0.02%.
(v)		Treasury inflation indexed note, par amount is not adjusted for inflation.
(w)		For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent of net assets individually or in aggregate, respectively, as of June 30, 2010. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.
*		A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Currencies:		Abbreviations:
ARS - Argentine Peso	KRW - Korean Won	"-" Amount rounds to less than one thousand	MBS - Mortgage Backed Security
AUD - Australian Dollar	MXN - Mexican Peso	ABS - Asset Backed Security	MIB - Milano Indice Borsa
BRL - Brazilian Real	MYR - Malaysian Ringgit	ADR - American Depositary Receipt	NYS - New York Registered Shares
CAD - Canadian Dollar	NOK - Norwegian Krone	AMBAC - AMBAC Indemnity Corp.	RB - Revenue Bond
CHF - Swiss Franc	NZD - New Zealand Dollar	ASX - Australian Stock Exchange	REIT - Real Estate Investment Trust
CLP - Chilean Peso	PEN - Peruvian Nuevo Sol	CAC - Cotation Assistee en Continu	REMIC - Real Estate Mortgage Investment Conduit
CNY - Chinese Yuan	PHP - Philippine Peso	CPI - Consumer Price Index	RSP - Risparmio Shares
COP - Colombian Peso	PLN - Polish Zloty	DAX - Deutscher Aktienindex	SDR - Special Drawing Rights
DKK - Danish Krone	RUB - Russian Ruble	DUS - Delegated Underwriting and Servicing	SPDR - Standard & Poor's Depository Receipt
EGP - Egyptian Pound	SEK - Swedish Krona	ETF - Exchange-Traded Fund	TBA - To Be Announced (Securities purchased on a delayed
EUR - European Currency Unit (Euro)	SGD - Singapore Dollar	FSA - Financial Security Assurance Inc.	delivery basis)
GBP - British Pound	THB - Thai Baht	FTSE - Financial Times and the London	TSX - Toronto Stock Exchange
HKD - Hong Kong Dollar	TRY - New Turkish Lira	Stock Exchange	virt-x - a crossborder Recognized Investment Exchange
HUF - Hungarian Forint	TWD - Taiwan Dollar	GDR - Global Depository Receipt	VVPR - Voter-Verified Paper Record
IDR - Indonesian Rupiah	USD - United States Dollar	GO - General Obligation	Euro-Bobl - debt instrument issued by the Federal Republic of
ILS - Israeli New Shekels	UYU - Uruguayan Peso	HELOC - Home Equity Line of Credit	Germany with a term of 4.5 to 5.5 years
INR - Indian Rupee	ZAR - South African Rand	IBEX - Iberia Index	Euro-Bund - debt instrument issued by the Federal Republic
JPY - Japanese Yen		LIBOR - London Interbank Offered Rate	of Germany with a term of 8.5 to 10.5 years
MBIA - Municipal Bond Investors Assurance

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Unfunded Loan Commitments - See Note 3 in the Notes to the Financial Statements for further discussion of unfunded loan commitments. The following table details unfunded loan commitments at June 30, 2010:
Unfunded
JNL/Franklin Templeton Mutual Shares Fund	Commitment
Cerberus Capital Management LP, 12.00%, 07/31/14	$ 36
Realogy Corp., Term Loan, 5.35%, 10/10/13	568
$ 604

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.  Level 2 includes valuations for which all significant inputs are observable, either directly or indi rectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities lending collateral valued as a practical expedient at its daily reported net asset value ("NAV"), securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement includin g Jackson National Asset Management, LLC’s (“Adviser”) own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Please see Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

The following table summarizes each Fund's investments in securities and other financial instruments as of June 30, 2010 by valuation level.

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/AIM Small Cap Growth Fund
Common Stocks	$ 100,771	$ -	$ -	$ 100,771	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	12	-	12	-	-	-	-
Short-Term Securities	5,345	14,764	-	20,109	-	-	-	-
Fund Total	$ 106,116	$ 14,776	$ -	$ 120,892	$ -	$ -	$ -	$ -
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$ 149,931	$ 177,707	$ -	$ 327,638	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	34	-	34	-	-	-	-
Corporate Bond and Notes	-	271	-	271	-	-	-	-
Short-Term Securities	12,330	17,732	-	30,062	-	-	-	-
Fund Total	$ 162,261	$ 195,744	$ -	$ 358,005	$ -	$ -	$ -	$ -
JNL/Credit Suisse Commodity Securities Fund
Common Stocks	$ 129,482	$ 150,510	$ -	$ 279,992	$ -	$ -	$ -	$ -
Investment Funds	18,635	-	-	18,635	-	-	-	-
Rights	24	-	-	24	-	-	-	-
Non-U.S. Government Agency ABS	-	13	-	13	-	-	-	-
Commodity Indexed Structured Notes	-	106,524	-	106,524
Government and Agency Obligations	-	81,966	-	81,966	-	-	-	-
Short-Term Securities	6,199	155,087	-	161,286	-	-	-	-
Fund Total	$ 154,340	$ 494,100	$ -	$ 648,440	$ -	$ -	$ -	$ -
JNL/Credit Suisse Long/Short Fund
Common Stocks	$ 119,301	$ -	$ -	$ 119,301	$ (24,895)	$ -	$ -	$ (24,895)
Short-Term Securities	3,324	-	-	3,324	-	-	-	-
Fund Total	$ 122,625	$ -	$ -	$ 122,625	$ (24,895)	$ -	$ -	$ (24,895)
JNL/Franklin Templeton Income Fund
Common Stocks	$ 244,773	$ 14,330	$ -	$ 259,103	$ -	$ -	$ -	$ -
Preferred Stocks	9,094	35,430	-	44,524	-	-	-	-
Non-U.S. Government Agency ABS	-	935	-	935	-	-	-	-
Corporate Bond and Notes	-	470,845	9	470,854	-	-	-	-
Warrants	159	-	-	159	-	-	-	-
Government and Agency Obligations	-	2,626	-	2,626	-	-	-	-
Short-Term Securities	58,693	107,389	-	166,082	-	-	-	-
Fund Total	$ 312,719	$ 631,555	$ 9	$ 944,283	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$ 264,043	$ 121,878	$ 3,459	$ 389,380	$ -	$ -	$ -	$ -
Preferred Stocks	-	4,498	-	4,498	-	-	-	-
Corporate Bond and Notes1	-	22,279	881	23,160	-	(26)	(19)	(45)
Short-Term Securities	38,506	15,751	-	54,257	-	-	-	-
Fund Total	$ 302,549	$ 164,406	$ 4,340	$ 471,295	$ -	$ (26)	$ (19)	$ (45)
JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$ 965,080	$ -	$ -	$ 965,080	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	39	-	39	-	-	-	-
Short-Term Securities	27,377	15,390	-	42,767	-	-	-	-
Fund Total	$ 992,457	$ 15,429	$ -	$ 1,007,886	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$ 482,804	$ -	$ -	$ 482,804	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	94	-	94	-	-	-	-
Short-Term Securities	12,113	38,676	-	50,789	-	-	-	-
Fund Total	$ 494,917	$ 38,770	$ -	$ 533,687	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)

		Assets - Other Financial Instruments2				Liabilities - Other Financial Instruments2
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Diversified Research Fund
	Open Forward Foreign Currency Contracts	$ -	$ -	$ -	$ -	$ -	$ (1)	$ -	$ (1)
JNL/Franklin Templeton Mutual Shares Fund
	Open Forward Foreign Currency Contracts	$ -	$ 6,344	$ -	$ 6,344	$ -	$ (537)	$ -	$ (537)
JNL/Mellon Capital Management S&P 500 Index Fund
	Open Future Contracts	$ -	$ -	$ -	$ -	$ (1,347)	$ -	$ -	$ (1,347)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
	Open Future Contracts	$ -	$ -	$ -	$ -	$ (720)	$ -	$ -	$ (720)
JNL/Mellon Capital Management Small Cap Index Fund
	Open Future Contracts	$ -	$ -	$ -	$ -	$ (715)	$ -	$ -	$ (715)
Fund Total		$ -	$ -	$ -	$ -	$ (715)	$ -	$ -	$ (715)
JNL/Mellon Capital Management International Index Fund
	Open Future Contracts	$ -	$ -	$ -	$ -	$ (408)	$ -	$ -	$ (408)
	Open Forward Foreign Currency Contracts	-	453	-	453	-	(121)	-	(121)
Fund Total		$ -	$ 453	$ -	$ 453	$ (408)	$ (121)	$ -	$ (529)

1	Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. Unrealized depreciation on these commitments is reflected as a liability in the Statements of Assets and Liabilities.

2	Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written, and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

The only significant transfers between Level 1 and Level 2 valuations during the period ended June 30, 2010, related to certain Fund's using an independent statistical fair value model pricing service to value certain foregin securities as described in Note 2 to the Financial Statements.  In instances  when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations.  In the absense of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria existed as of December 31, 2009 and June 30, 2010, and therefore, certain foregin investments were valued as Level 2 valuations.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period:
Change In
Unrealized
Appreciation/
				Total				(Depreciation)
		Transfers	Transfers	Realized and				During the Period
	Balance at	Into Level	Out of Level	Change in			Balance at	For Level 3
	Beginning	3 During	3 During the	Unrealized			End of	Investments held
	of Period	the Period	Period	Gain/(Loss)	Purchases	(Sales)	Period	at End of Period2
JNL/Franklin Templeton Income Fund
Corporate Bond and Notes	$ -	$ 14	$ -	$ (5)	$ -	$ -	$ 9	$ (5)
Fund Total Investments in Securities	$ -	$ 14	$ -	$ (5)	$ -	$ -	$ 9	$ (5)
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$ 965	$ -	$ -	$ 265	$ 2,229	$ -	$ 3,459	$ 265
Corporate Bond and Notes	391	-	(7)	497	-	-	881	490
Fund Total Investments in Securities	$ 1,356	$ -	$ (7)	$ 762	$ 2,229	$ -	$ 4,340	$ 755
Liabilities in Securities3
Corporate Bond and Notes	$ -	$ (28)	$ -	$ 9	$ -	$ -	$ (19)	$ -
Fund Total Liabilities in Securities	$ -	$ (28)	$ -	$ 9	$ -	$ -	$ (19)	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)

Change In
Unrealized
Appreciation/
					Total				(Depreciation)
			Transfers	Transfers	Realized and				During the Period
		Balance at	Into Level	Out of Level	Change in			Balance at	For Level 3
		Beginning	3 During	3 During the	Unrealized			End of	Investments held
		of Period	the Period	Period	Gain/(Loss)	Purchases	(Sales)	Period	at End of Period2
JNL/Mellon Capital Management International Index Fund
	Common Stocks	$ -	$ 7	$ -	$ (1)	$ -	$ -	$ 6	$ (1)
	Fund Total Investments in Securities	$ -	$ 7	$ -	$ (1)	$ -	$ -	$ 6	$ (1)

1	Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written, and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.
2	The change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2010 is included in net change in unrealized appreciation or depreciation on investments in the Statements of Operations.
3	Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. Unrealized depreciation on these commitments is reflected as a liability in the Statements of Assets and Liabilities.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Investments in Affiliates  - See Note 6 in the Notes to the Financial Statements for further discussion of investments in affiliates. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its sub-adviser. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company®. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  The JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund invested in the T. Rowe Price Term Asset-Backed Securities Loan Facility and the T.Rowe Price Institutional Flo ating Rate Fund, respectively, which are affiliates of the Funds. The following table details each Fund's long-term investments in affiliates held at June 30, 2010.

	Value					Value
	Beginning		Sales	Dividend	Realized	End
Affiliate	of Period	Purchases	Proceeds	Income	Gain (Loss)	of Period
Bank of New York Mellon Corp.	$ 3,008	$ 557	$ 35	$ 21	$ (2)	$ 3,093
Prudential plc	1,858	343	-	43	-	1,658
T. Rowe Price Institutional Floating Rate Fund	8,104	189	3,691	203	727	4,653
T. Rowe Price Term Asset-Backed Securities Loan Facility	1,702	6,187	5,241	81	188	3,077

The following table details cash management investments held at June 30, 2010.  Purchase and sales proceeds are not for shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2010.

	JNL Money Market
	Beginning	Ending	Dividend
Fund	Amortized Cost	Amortized Cost	Income
JNL/AIM Small Cap Growth Fund	$ 4,526	$ 5,345	$ 1
JNL/Capital Guardian Global Diversified Research Fund	18,355	12,330	3
JNL/Credit Suisse Commodity Securities Fund	9,840	6,199	2
JNL/Credit Suisse Long/Short Fund	4,692	3,324	1
JNL/Franklin Templeton Income Fund	90,379	58,693	12
JNL/Franklin Templeton Mutual Shares Fund	50,580	38,506	12
JNL/Mellon Capital Management S&P 500 Index Fund	29,658	27,377	5
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	7,170	12,113	2
JNL/Mellon Capital Management Small Cap Index Fund	14,720	7,698	3
JNL/Mellon Capital Management International Index Fund	15,534	21,141	3
JNL/T. Rowe Price Mid-Cap Growth Fund	4,417	3,978	1
JNL/T. Rowe Price Value Fund	9,543	2,777	1

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Investments in Affiliates (continued)
T. Rowe Price Reserves Investment Fund
	Beginning	Ending	Dividend
Fund	Amortized Cost	Amortized Cost	Income
JNL/T. Rowe Price Mid-Cap Growth Fund	$ 42,725	$ 50,012	$ 61
JNL/T. Rowe Price Value Fund	16,472	16,760	16

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table details restricted securities as well as including Rule 144A securities that have not been deemed liquid, held by the Funds at June 30, 2010.
			Value
	Acquisition		End	Percent of
	Date	Cost	of Period	Net Assets
JNL/Capital Guardian Global Diversified Research Fund
AXA SA	09/25/2009	$ 1,121	$ 698	0.2%
Barclays Plc	10/23/2009	2,738	2,056	0.6
BNP Paribas	10/07/2008	3,719	3,217	0.9
LG Chem Ltd.	12/17/2009	2,024	2,647	0.8
Sumitomo Mitsui Financial Group Inc.	01/21/2010	2,568	2,193	0.7
		$ 12,170	$ 10,811	3.2%

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$ 500	$ 230	-%
Cerberus Capital Management LP	08/06/2007	999	460	0.1
Cerberus Capital Management LP	08/06/2007	999	460	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	390	179	-
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	359	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	343	0.1
Harrah's Investment LP	01/16/2008	39	-	-
		$ 4,487	$ 2,031	0.4%

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands except contracts)
June 30, 2010

Schedule of Open Futures Contracts
		Contracts	Unrealized			Contracts	Unrealized
		Long/	Appreciation/			Long/	Appreciation/
	Expiration	(Short)	(Depreciation)		Expiration	(Short)	(Depreciation)
JNL/Mellon Capital Management S&P 500 Index Fund				JNL/Mellon Capital Management International Index Fund (continued)
S&P 500 E-Mini Index Future	September 2010	599	$ (1,347)	FTSE 100 Index Future	September 2010	36	$ (131)
				Topix Index Future	September 2010	27	(105)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund							$ (408)
S&P MidCap 400 E-Mini Index Future	September 2010	183	$ (720)

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	September 2010	144	$ (715)

JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	September 2010	10	$ (39)
Euro Stoxx 50 Index Future	September 2010	107	(133)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Summary of Open Forward Foreign Currency Contracts
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Capital Guardian Global Diversified Research Fund						JNL/Mellon Capital Management International Index Fund (continued)
USD/ZAR	07/02/2010	ZAR	(1,059)	$ (138)	$ (1)	AUD/USD	09/15/2010	AUD	221	$ 184	$ (7)
USD/ZAR	08/03/2010	ZAR	(646)	(84)	-	AUD/USD	09/15/2010	AUD	219	183	(3)
				$ (222)	$ (1)	EUR/USD	09/15/2010	EUR	4,121	5,042	89
JNL/Franklin Templeton Mutual Shares Fund						EUR/USD	09/15/2010	EUR	77	94	1
AUD/USD	08/19/2010	AUD	102	$ 85	$ (1)	EUR/USD	09/15/2010	EUR	78	96	1
CHF/USD	11/10/2010	CHF	295	274	7	EUR/USD	09/15/2010	EUR	342	419	(1)
DKK/USD	07/23/2010	DKK	1,056	173	(7)	EUR/USD	09/15/2010	EUR	352	431	(3)
DKK/USD	07/23/2010	DKK	796	131	-	EUR/USD	09/15/2010	EUR	706	863	(11)
EUR/USD	07/16/2010	EUR	1,093	1,337	(3)	EUR/USD	09/15/2010	EUR	27	33	-
GBP/USD	08/12/2010	GBP	566	846	-	EUR/USD	09/15/2010	EUR	328	401	(5)
JPY/USD	10/20/2010	JPY	10,000	113	2	EUR/USD	09/15/2010	EUR	912	1,115	(5)
NOK/USD	08/16/2010	NOK	2,000	307	(24)	EUR/USD	09/15/2010	EUR	247	302	(1)
NOK/USD	08/16/2010	NOK	1,964	301	(30)	EUR/USD	09/15/2010	EUR	216	265	(1)
NOK/USD	08/16/2010	NOK	1,530	235	(22)	EUR/USD	09/15/2010	EUR	475	581	(3)
NOK/USD	08/16/2010	NOK	3,770	578	(24)	EUR/USD	09/15/2010	EUR	315	386	(3)
NOK/USD	08/16/2010	NOK	1,250	192	(1)	EUR/USD	09/15/2010	EUR	613	749	1
NOK/USD	08/16/2010	NOK	1,700	261	(3)	EUR/USD	09/15/2010	EUR	51	63	-
NOK/USD	08/16/2010	NOK	965	148	-	GBP/USD	09/15/2010	GBP	432	646	17
NOK/USD	08/16/2010	NOK	1,106	170	-	GBP/USD	09/15/2010	GBP	524	783	20
USD/AUD	08/19/2010	AUD	(531)	(444)	16	GBP/USD	09/15/2010	GBP	354	528	14
USD/CHF	11/10/2010	CHF	(11,947)	(11,115)	(275)	GBP/USD	09/15/2010	GBP	51	76	2
USD/CHF	11/10/2010	CHF	(400)	(372)	(20)	GBP/USD	09/15/2010	GBP	51	76	2
USD/DKK	07/23/2010	DKK	(12,596)	(2,068)	194	GBP/USD	09/15/2010	GBP	207	309	4
USD/DKK	07/23/2010	DKK	(2,000)	(328)	5	GBP/USD	09/15/2010	GBP	207	310	3
USD/DKK	07/23/2010	DKK	(552)	(91)	1	GBP/USD	09/15/2010	GBP	365	545	5
USD/DKK	07/23/2010	DKK	(980)	(161)	(1)	GBP/USD	09/15/2010	GBP	209	312	2
USD/EUR	07/16/2010	EUR	(32,050)	(39,195)	4,617	GBP/USD	09/15/2010	GBP	368	550	6
USD/EUR	07/16/2010	EUR	(194)	(237)	29	GBP/USD	09/15/2010	GBP	157	234	-
USD/EUR	07/16/2010	EUR	(368)	(450)	56	GBP/USD	09/15/2010	GBP	52	77	-
USD/EUR	07/16/2010	EUR	(711)	(870)	92	GBP/USD	09/15/2010	GBP	203	303	-
USD/EUR	07/16/2010	EUR	(208)	(254)	27	GBP/USD	09/15/2010	GBP	151	225	(2)
USD/EUR	07/16/2010	EUR	(729)	(891)	83	GBP/USD	09/15/2010	GBP	353	527	(6)
USD/EUR	07/16/2010	EUR	(764)	(935)	95	GBP/USD	09/15/2010	GBP	49	73	-
USD/EUR	07/16/2010	EUR	(523)	(640)	64	JPY/USD	09/15/2010	JPY	241,108	2,731	92
USD/EUR	07/16/2010	EUR	(1,000)	(1,223)	134	JPY/USD	09/15/2010	JPY	120,536	1,365	46
USD/EUR	07/16/2010	EUR	(363)	(443)	42	JPY/USD	09/15/2010	JPY	17,030	193	6
USD/EUR	07/16/2010	EUR	(218)	(267)	25	JPY/USD	09/15/2010	JPY	17,080	193	7
USD/EUR	07/16/2010	EUR	(181)	(222)	20	JPY/USD	09/15/2010	JPY	25,965	294	11
USD/EUR	07/16/2010	EUR	(185)	(226)	24	JPY/USD	09/15/2010	JPY	26,250	297	9
USD/EUR	07/16/2010	EUR	(133)	(163)	16	JPY/USD	09/15/2010	JPY	44,725	507	14
USD/EUR	07/16/2010	EUR	(77)	(95)	9	JPY/USD	09/15/2010	JPY	35,380	401	13
USD/EUR	07/16/2010	EUR	(437)	(535)	46	JPY/USD	09/15/2010	JPY	63,245	716	18
USD/EUR	07/16/2010	EUR	(226)	(276)	26	JPY/USD	09/15/2010	JPY	8,935	101	2
USD/EUR	07/16/2010	EUR	(317)	(387)	32	JPY/USD	09/15/2010	JPY	17,580	199	2
USD/EUR	07/16/2010	EUR	(1,500)	(1,834)	9	JPY/USD	09/15/2010	JPY	17,580	199	2
USD/GBP	08/12/2010	GBP	(19,400)	(28,985)	67	JPY/USD	09/15/2010	JPY	26,025	295	3
USD/GBP	08/12/2010	GBP	(376)	(561)	(17)	JPY/USD	09/15/2010	JPY	51,600	584	2
USD/GBP	08/12/2010	GBP	(1,100)	(1,643)	(14)	USD/AUD	09/15/2010	AUD	(110)	(92)	(1)
USD/GBP	08/12/2010	GBP	(235)	(352)	(3)	USD/AUD	09/15/2010	AUD	(1,505)	(1,256)	17
USD/GBP	08/12/2010	GBP	(98)	(147)	-	USD/EUR	09/15/2010	EUR	(250)	(306)	(5)
USD/JPY	10/20/2010	JPY	(184,776)	(2,094)	(92)	USD/EUR	09/15/2010	EUR	(295)	(361)	2
USD/NOK	08/16/2010	NOK	(34,906)	(5,351)	493	USD/EUR	09/15/2010	EUR	(5,548)	(6,787)	(12)
USD/NOK	08/16/2010	NOK	(1,800)	(276)	25	USD/GBP	09/15/2010	GBP	(101)	(150)	(4)
USD/NOK	08/16/2010	NOK	(665)	(102)	11	USD/GBP	09/15/2010	GBP	(104)	(155)	(2)
USD/NOK	08/16/2010	NOK	(1,694)	(260)	22	USD/GBP	09/15/2010	GBP	(2,246)	(3,355)	31
USD/NOK	08/16/2010	NOK	(1,475)	(226)	24	USD/JPY	09/15/2010	JPY	(17,110)	(194)	(7)
USD/NOK	08/16/2010	NOK	(1,960)	(300)	30	USD/JPY	09/15/2010	JPY	(17,520)	(198)	(6)
USD/NOK	08/16/2010	NOK	(1,741)	(267)	1	USD/JPY	09/15/2010	JPY	(355,060)	(4,021)	(9)
				$ (99,135)	$ 5,807					$ 9,581	$ 332
JNL/Mellon Capital Management International Index Fund
AUD/USD	09/15/2010	AUD	202	$ 168	$ 2
AUD/USD	09/15/2010	AUD	808	674	7
AUD/USD	09/15/2010	AUD	226	188	(4)
AUD/USD	09/15/2010	AUD	114	95	(3)
AUD/USD	09/15/2010	AUD	113	95	(3)
AUD/USD	09/15/2010	AUD	230	192	(8)
AUD/USD	09/15/2010	AUD	114	95	(3)
AUD/USD	09/15/2010	AUD	112	93	(3)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

Pledged or Segregated Collateral – The following table summarizes cash and securities collateral pledged for futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities:

			Securities			Reverse	Delayed	Total Pledged
	Futures Contracts		Sold Short	Swap Agreements		Repurchase	Delivery	or Segregated
	Pledged	Pledged	Segregated	Segregated	Segregated	Pledged	Segregated	Cash and
	Cash	Securities	Securities	Cash	Securities	Securities	Securities	Securities
JNL/Credit Suisse Long/Short Fund	$ -	$ -	$ 42,798	$ -	$ -	$ -	$ -	$ 42,798
JNL/Mellon Capital Management S&P 500 Index Fund	-	2,704	-	-	-	-	-	2,704
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	-	1,335	-	-	-	-	-	1,335
JNL/Mellon Capital Management Small Cap Index Fund	-	780	-	-	-	-	-	780
JNL/Mellon Capital Management International Index Fund	-	665	-	-	-	-	-	665

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (in thousands)
June 30, 2010

FASB ASC Topic 815, "Derivatives and Hedging" - The following is a summary of the fair valuations of each Fund's derivative instruments categorized by risk exposure.  The derivative instruments outstanding as of June 30, 2010, as disclosed in these Notes to the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2010, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.  See Note 4 in the Notes to Financial Statements for additional FASB ASC Topic 815 disclosures.

Fair values of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2010:
	Credit	Equity	Foreign Exchange	Interest Rate			Credit	Equity	Foreign Exchange	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Total		Contracts	Contracts	Contracts	Contracts	Total
Assets:						Liabilities:
Forward foreign						Forward foreign
currency contracts	$ -	$ -	$ 453	$ -	$ 453	currency contracts	$ -	$ -	$ 121	$ -	$ 121
Variation margin	-	12	-	-	12	Variation margin	-	51	-	-	51
	$ -	$ 12	$ 453	$ -	$ 465		$ -	$ 51	$ 121	$ -	$ 172

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$ -	$ -	$ (1,677)	$ -	$ (1,677)	Foreign currency related items	$ -	$ -	$ 923	$ -	$ 923
Futures contracts	-	(1,345)	-	-	(1,345)	Futures contracts	-	(609)	-	-	(609)
	$ -	$ (1,345)	$ (1,677)	$ -	$ (3,022)		$ -	$ (609)	$ 923	$ -	$ 314

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2010

Summary of Investments by Country (as a percentage of total long-term investments)* :
	JNL/Capital	JNL/Credit		JNL/Mellon
	Guardian Global	Suisse	JNL/Franklin	Capital
	Diversified	Commodity	Templeton	Management
	Research	Securities	Mutual	International
	Fund	Fund	Shares Fund	Index Fund

Argentina	- %	- %	- %	- %
Australia	3.3	2.5	0.3	8.0
Austria	-	0.1	-	0.3
Belgium	-	0.3	-	1.0
Bermuda	0.1	-	-	-
Brazil	1.1	1.9	-	-
Canada	4.0	7.8	0.4	-
Cayman Islands	-	-	-	-
Chile	-	-	-	-
China	2.8	-	-	-
Colombia	-	-	-	-
Croatia	-	-	-	-
Denmark	0.9	-	1.9	1.0
Dominican
Republic	-	-	-	-
Egypt	-	-	-	-
Finland	0.6	2.1	-	1.0
France	5.7	9.3	3.7	9.3
Germany	4.5	3.1	6.0	7.8
Greece	-	-	-	0.2
Guernsey	-	-	-	-
Hong Kong	3.1	-	0.5	2.5
Hungary	-	-	-	-
India	1.0	-	-	-
Indonesia	0.5	-	-	-
Iraq	-	-	-	-
Ireland	0.5	-	-	0.3
Israel	-	-	-	0.9
Italy	0.5	0.4	0.3	2.7
Japan	10.8	4.2	1.4	23.3
Jersey	-	0.4	-	0.1
Luxembourg	-	1.1	-	0.5
Macau	-	-	-	0.1
Malaysia	0.6	-	-	-
Mexico	0.3	-	-	-
Netherlands	3.0	0.9	1.7	4.6
New Zealand	-	-	-	0.1
Norway	0.3	0.4	1.2	0.7
Pakistan	-	-	-	-
Panama	-	-	-	-
Peru	-	-	-	-
Philippines	-	-	-	-
Poland	-	-	-	-
Portugal	-	0.1	-	0.3
Qatar	-	-	-	-
Russia	1.0	0.5	-	-
Singapore	-	-	-	1.7
South Africa	0.6	-	-	-
South Korea	2.1	-	-	-
Spain	-	0.2	1.2	3.5
Sweden	0.7	7.4	-	2.9
Switzerland	2.5	0.2	7.2	8.1
Taiwan	0.9	-	-	-
Thailand	-	-	-	-
Turkey	-	-	-	-
United Arab
Emirates	-	-	-	-
United Kingdom	10.5	13.7	9.0	19.1
United States	38.1	43.4	65.2	-
Venezuela	-	-	-	-
Total Long-Term
Investments	100.0%	100.0%	100.0%	100.0%
* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at June 30, 2010.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2010

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health		Information		Investment
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Funds
JNL/AIM Small Cap Growth Fund	13.8%	2.1%	4.1%	7.0%	18.1%	11.4%	22.6%	2.4%	-%
JNL/Capital Guardian Global Diversified Research Fund	8.9	8.3	12.3	16.3	7.9	7.1	14.3	8.6	-
JNL/Credit Suisse Commodity Securities Fund	-	-	9.6	11.9	-	-	-	33.6	2.9
JNL/Credit Suisse Long/Short Fund	14.3	7.2	8.0	13.5	13.9	6.8	23.3	4.6	-
JNL/Franklin Templeton Income Fund	7.7	0.7	15.1	20.1	8.3	3.8	6.0	3.0	-
JNL/Franklin Templeton Mutual Shares Fund	7.9	23.0	6.2	17.6	7.9	6.0	8.3	4.7	-
JNL/Mellon Capital Management S&P 500 Index Fund	9.8	11.1	10.2	15.5	11.6	9.9	17.9	3.2	-
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	12.4	3.4	5.3	18.7	11.2	13.3	13.7	5.9	-
JNL/Mellon Capital Management Small Cap Index Fund	12.0	2.8	4.6	18.4	11.9	13.1	15.2	4.1	-
JNL/Mellon Capital Management International Index Fund	9.5	9.8	6.6	22.5	8.3	11.1	4.9	9.3	-
JNL/T. Rowe Price Mid-Cap Growth Fund	14.3	1.7	5.7	9.4	15.2	17.1	21.9	1.8	-
JNL/T. Rowe Price Value Fund	13.7	4.7	14.3	23.0	8.9	10.5	8.3	3.5	0.5

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2010

Summary of Investments by Sector (percentage of total investments): (continued)

				Non-U.S. Government		U.S. Government
	Telecommunication		Government	Agency	Short-Term	Agency	Purchased	Precious	Total
	Services	Utilities	Securities	ABS	Investments	MBS	Options	Metals	Investments
JNL/AIM Small Cap Growth Fund	1.0%	0.9%	-%	-%	16.6%	-%	-%	-%	100.0%
JNL/Capital Guardian Global Diversified Research Fund	5.9	2.1	-	-	8.3	-	-	-	100.0
JNL/Credit Suisse Commodity Securities Fund	-	-	5.2	-	25.0	11.8	-	-	100.0
JNL/Credit Suisse Long/Short Fund	2.8	2.9	-	-	2.7	-	-	-	100.0
JNL/Franklin Templeton Income Fund	3.2	14.1	0.3	0.1	17.6	-	-	-	100.0
JNL/Franklin Templeton Mutual Shares Fund	3.2	3.6	-	-	11.6	-	-	-	100.0
JNL/Mellon Capital Management S&P 500 Index Fund	2.9	3.6	-	-	4.3	-	-	-	100.0
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	0.7	5.8	-	-	9.6	-	-	-	100.0
JNL/Mellon Capital Management Small Cap Index Fund	0.9	2.8	-	-	14.2	-	-	-	100.0
JNL/Mellon Capital Management International Index Fund	5.2	5.1	-	-	7.7	-	-	-	100.0
JNL/T. Rowe Price Mid-Cap Growth Fund	1.0	1.2	-	-	10.7	-	-	-	100.0
JNL/T. Rowe Price Value Fund	3.0	4.9	-	-	4.7	-	-	-	100.0

(b)           Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)
The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)
There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 7, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 7, 2010

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.